UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA	90067-6022

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: January 31
Date of reporting period: January 31, 2011

Item 1.   Reports to Stockholders
This filing is on behalf of thirty-one of the thirty-five Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Annual Report

January 31, 2011

Table of Contents

Shareholder Letter	1
Expense Example	2
Money Market
Cash Management Portfolio (BofA Advisors, LLC)	7
Bonds
Corporate Bond Portfolio (Federated Investment Management Company)	12
Global Bond Portfolio (Goldman Sachs Asset Management International)	38
High-Yield Bond Portfolio (PineBridge Investments, LLC)	51
Total Return Bond Portfolio (Pacific Investment Management LLC (PIMCO))	64
Balanced
Balanced Portfolio (J.P. Morgan Investment Management, Inc.)	78
MFS Total Return Portfolio (Massachusetts Financial Services Company)	93
Equity/Specialty
Telecom Utility Portfolio (Massachusetts Financial Services Company)	105
Equity Index Portfolio (SunAmerica Asset Management Corp.)	109
Growth-Income Portfolio (J.P. Morgan Investment Management, Inc.)	120
Equity Opportunities Portfolio (OppenheimerFunds, Inc.)	124
Davis Venture Value Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	127
“Dogs” of Wall Street Portfolio (SunAmerica Asset Management Corp.)	131
Alliance Growth Portfolio (AllianceBernstein L.P.)	133
Capital Growth Portfolio (OppenheimerFunds, Inc.)	136
MFS Massachusetts Investors Trust Portfolio (Massachusetts Financial Services Company)	139
Fundamental Growth Portfolio (Wells Capital Management, Incorporated)	143
Blue Chip Growth Portfolio (SunAmerica Asset Management Corp.)	146
Real Estate Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	150
Small Company Value Portfolio (Franklin Advisory Services, LLC)	153
Mid-Cap Growth Portfolio (J.P. Morgan Investment Management, Inc.)	157
Aggressive Growth Portfolio (Wells Capital Management, Incorporated)	161
Growth Opportunities Portfolio (Invesco Advisers, Inc.)	164
Marsico Focused Growth Portfolio (Marsico Capital Management, LLC)	169
Technology Portfolio (Columbia Management Advisors, LLC)	172
Small & Mid Cap Value Portfolio (AllianceBernstein L.P.)	175
International
International Growth and Income Portfolio (Putnam Investment Management, LLC)	179
Global Equities Portfolio (J.P. Morgan Investment Management, Inc.)	185
International Diversified Equities Portfolio (Morgan Stanley Investment Management, Inc. (dba — Van Kampen))	191
Emerging Markets Portfolio (Putnam Investment Management, LLC)	203
Foreign Value Portfolio (Templeton Investment Counsel, LLC)	206
Statement of Assets and Liabilities	210
Statement of Operations	222
Statement of Changes in Net Assets	228
Notes to Financial Statements	239
Financial Highlights	279
Report of Independent Public Accounting Firm	298
Approval of Advisory Agreements	299
Trustee and Officer Information	308
Shareholders Tax Information	311
Comparisons: Portfolio vs. Indexes	314

Dear SunAmerica Series Trust Investor:

We are pleased to present the annual report for the SunAmerica Series Trust, one of the underlying trusts for the variable products issued by our life companies. The report provides information about all of the portfolios in your variable contract with the exception of those that may be a part of the separate Anchor Series Trust, Seasons Series Trust, American Fund Insurance Series, AIM Variable Insurance Fund (Invesco Variable Insurance Fund), WM Variable Trust, Lord Abbett Series Fund, BB&T Variable Insurance Funds, Franklin Templeton Variable Insurance Products Trust and the Columbia Variable Insurance Trusts. Investors in those portfolios will receive separate and complete reports.

This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2011. The report may also contain information on portfolios not currently available in your variable contract.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jay S. Wintrob
Chief Executive Officer
SunAmerica Annuity and Life Assurance Company
First SunAmerica Life Insurance Company

March 8, 2011

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable product. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

There is no assurance that a portfolio’s goal or strategy will be met.

An investment in the Portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE	January 31, 2011 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at August 1, 2010 and held until January 31, 2011. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Six Months Ended January 31, 2011” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Six Months Ended January 31, 2011” column and the “Expense Ratio as of January 31, 2011” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended January 31, 2011” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Six Months Ended January 31, 2011” column and the “Expense Ratio as of January 31, 2011” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended January 31, 2011” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2011 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2010	2011	2011*	2010	2011	2011*	2011*

Cash Management
Class 1	$1,000.00	$999.06	$2.72	$1,000.00	$1,022.48	$2.75	0.54%
Class 2	$1,000.00	$998.12	$3.48	$1,000.00	$1,021.73	$3.52	0.69%
Class 3	$1,000.00	$997.18	$3.98	$1,000.00	$1,021.22	$4.02	0.79%
Corporate Bond
Class 1	$1,000.00	$1,035.85	$3.03	$1,000.00	$1,022.23	$3.01	0.59%
Class 2	$1,000.00	$1,035.10	$3.80	$1,000.00	$1,021.48	$3.77	0.74%
Class 3	$1,000.00	$1,034.56	$4.26	$1,000.00	$1,021.02	$4.23	0.83%
Global Bond
Class 1	$1,000.00	$1,021.89	$3.82	$1,000.00	$1,021.42	$3.82	0.75%
Class 2	$1,000.00	$1,021.29	$4.59	$1,000.00	$1,020.67	$4.58	0.90%
Class 3	$1,000.00	$1,020.86	$5.09	$1,000.00	$1,020.16	$5.09	1.00%
High-Yield Bond
Class 1	$1,000.00	$1,091.89	$3.74	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$1,090.36	$4.53	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,090.07	$5.06	$1,000.00	$1,020.37	$4.89	0.96%
Total Return Bond
Class 1	$1,000.00	$1,000.56	$3.33	$1,000.00	$1,021.88	$3.36	0.66%
Class 2	$1,000.00	$1,000.36	$4.08	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$999.50	$4.59	$1,000.00	$1,020.62	$4.63	0.91%
Balanced@
Class 1	$1,000.00	$1,110.37	$4.52	$1,000.00	$1,020.92	$4.33	0.85%
Class 2	$1,000.00	$1,109.88	$5.32	$1,000.00	$1,020.16	$5.09	1.00%
Class 3	$1,000.00	$1,109.10	$5.79	$1,000.00	$1,019.71	$5.55	1.09%
MFS Total Return@
Class 1	$1,000.00	$1,093.11	$3.80	$1,000.00	$1,021.58	$3.67	0.72%
Class 2	$1,000.00	$1,091.47	$4.59	$1,000.00	$1,020.82	$4.43	0.87%
Class 3	$1,000.00	$1,091.57	$5.11	$1,000.00	$1,020.32	$4.94	0.97%
Telecom Utility@
Class 1	$1,000.00	$1,146.82	$5.95	$1,000.00	$1,019.66	$5.60	1.10%
Class 2	$1,000.00	$1,147.29	$6.77	$1,000.00	$1,018.90	$6.36	1.25%
Class 3	$1,000.00	$1,147.13	$7.31	$1,000.00	$1,018.40	$6.87	1.35%
Equity Index#
Class 1	$1,000.00	$1,177.06	$3.02	$1,000.00	$1,022.43	$2.80	0.55%
Growth-Income@
Class 1	$1,000.00	$1,167.01	$4.04	$1,000.00	$1,021.48	$3.77	0.74%
Class 2	$1,000.00	$1,165.71	$4.86	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$1,165.50	$5.46	$1,000.00	$1,020.16	$5.09	1.00%
Equity Opportunities
Class 1	$1,000.00	$1,162.60	$4.91	$1,000.00	$1,020.67	$4.58	0.90%
Class 2	$1,000.00	$1,161.26	$5.72	$1,000.00	$1,019.91	$5.35	1.05%
Class 3	$1,000.00	$1,160.41	$6.26	$1,000.00	$1,019.41	$5.85	1.15%
Davis Venture Value@
Class 1	$1,000.00	$1,167.34	$4.26	$1,000.00	$1,021.27	$3.97	0.78%
Class 2	$1,000.00	$1,166.21	$5.08	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$1,165.58	$5.62	$1,000.00	$1,020.01	$5.24	1.03%
“Dogs” of Wall Street
Class 1	$1,000.00	$1,113.53	$4.16	$1,000.00	$1,021.27	$3.97	0.78%
Class 2	$1,000.00	$1,112.01	$4.95	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$1,112.13	$5.43	$1,000.00	$1,020.06	$5.19	1.02%
Alliance Growth@
Class 1	$1,000.00	$1,211.56	$3.85	$1,000.00	$1,021.73	$3.52	0.69%
Class 2	$1,000.00	$1,210.66	$4.68	$1,000.00	$1,020.97	$4.28	0.84%
Class 3	$1,000.00	$1,209.58	$5.24	$1,000.00	$1,020.47	$4.79	0.94%
Capital Growth#
Class 1	$1,000.00	$1,189.63	$5.74	$1,000.00	$1,019.96	$5.30	1.04%
Class 2	$1,000.00	$1,188.70	$6.56	$1,000.00	$1,019.21	$6.06	1.19%
Class 3	$1,000.00	$1,188.37	$7.12	$1,000.00	$1,018.70	$6.56	1.29%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2011 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2010	2011	2011*	2010	2011	2011*	2011*

MFS Massachusetts Investors Trust@
Class 1	$1,000.00	$1,152.88	$4.29	$1,000.00	$1,021.22	$4.02	0.79%
Class 2	$1,000.00	$1,152.48	$5.10	$1,000.00	$1,020.47	$4.79	0.94%
Class 3	$1,000.00	$1,151.77	$5.64	$1,000.00	$1,019.96	$5.30	1.04%
Fundamental Growth#@
Class 1	$1,000.00	$1,228.11	$5.05	$1,000.00	$1,020.67	$4.58	0.90%
Class 2	$1,000.00	$1,227.58	$5.90	$1,000.00	$1,019.91	$5.35	1.05%
Class 3	$1,000.00	$1,226.87	$6.45	$1,000.00	$1,019.41	$5.85	1.15%
Blue Chip Growth#@
Class 1	$1,000.00	$1,194.33	$4.70	$1,000.00	$1,020.92	$4.33	0.85%
Class 2	$1,000.00	$1,193.15	$5.53	$1,000.00	$1,020.16	$5.09	1.00%
Class 3	$1,000.00	$1,192.48	$6.08	$1,000.00	$1,019.66	$5.60	1.10%
Real Estate
Class 1	$1,000.00	$1,097.50	$4.49	$1,000.00	$1,020.92	$4.33	0.85%
Class 2	$1,000.00	$1,096.49	$5.28	$1,000.00	$1,020.16	$5.09	1.00%
Class 3	$1,000.00	$1,096.32	$5.81	$1,000.00	$1,019.66	$5.60	1.10%
Small Company Value
Class 1	$1,000.00	$1,234.53	$6.14	$1,000.00	$1,019.71	$5.55	1.09%
Class 3	$1,000.00	$1,232.39	$7.54	$1,000.00	$1,018.45	$6.82	1.34%
Mid-Cap Growth@
Class 1	$1,000.00	$1,244.04	$4.98	$1,000.00	$1,020.77	$4.48	0.88%
Class 2	$1,000.00	$1,243.96	$5.83	$1,000.00	$1,020.01	$5.24	1.03%
Class 3	$1,000.00	$1,242.26	$6.39	$1,000.00	$1,019.51	$5.75	1.13%
Aggressive Growth@
Class 1	$1,000.00	$1,228.33	$5.17	$1,000.00	$1,020.57	$4.69	0.92%
Class 2	$1,000.00	$1,229.73	$6.01	$1,000.00	$1,019.81	$5.45	1.07%
Class 3	$1,000.00	$1,227.16	$6.57	$1,000.00	$1,019.31	$5.96	1.17%
Growth Opportunities@
Class 1	$1,000.00	$1,230.12	$4.95	$1,000.00	$1,020.77	$4.48	0.88%
Class 2	$1,000.00	$1,229.85	$5.79	$1,000.00	$1,020.01	$5.24	1.03%
Class 3	$1,000.00	$1,227.98	$6.35	$1,000.00	$1,019.51	$5.75	1.13%
Marsico Focused Growth@
Class 1	$1,000.00	$1,194.80	$5.37	$1,000.00	$1,020.32	$4.94	0.97%
Class 2	$1,000.00	$1,194.08	$6.19	$1,000.00	$1,019.56	$5.70	1.12%
Class 3	$1,000.00	$1,193.09	$6.74	$1,000.00	$1,019.06	$6.21	1.22%
Technology#@
Class 1	$1,000.00	$1,219.01	$6.66	$1,000.00	$1,019.21	$6.06	1.19%
Class 2	$1,000.00	$1,217.57	$7.49	$1,000.00	$1,018.45	$6.82	1.34%
Class 3	$1,000.00	$1,219.41	$8.06	$1,000.00	$1,017.95	$7.32	1.44%
Small & Mid Cap Value@
Class 2	$1,000.00	$1,201.46	$6.33	$1,000.00	$1,019.46	$5.80	1.14%
Class 3	$1,000.00	$1,201.43	$6.88	$1,000.00	$1,018.95	$6.31	1.24%
International Growth and Income#@
Class 1	$1,000.00	$1,169.69	$5.36	$1,000.00	$1,020.27	$4.99	0.98%
Class 2	$1,000.00	$1,168.85	$6.18	$1,000.00	$1,019.51	$5.75	1.13%
Class 3	$1,000.00	$1,167.24	$6.72	$1,000.00	$1,019.00	$6.26	1.23%
Global Equities
Class 1	$1,000.00	$1,187.27	$5.73	$1,000.00	$1,019.96	$5.30	1.04%
Class 2	$1,000.00	$1,185.56	$6.56	$1,000.00	$1,019.21	$6.06	1.19%
Class 3	$1,000.00	$1,185.30	$7.11	$1,000.00	$1,018.70	$6.56	1.29%
International Diversified Equities
Class 1	$1,000.00	$1,159.99	$5.34	$1,000.00	$1,020.27	$4.99	0.98%
Class 2	$1,000.00	$1,160.64	$6.15	$1,000.00	$1,019.51	$5.75	1.13%
Class 3	$1,000.00	$1,159.84	$6.70	$1,000.00	$1,019.00	$6.26	1.23%
Emerging Markets@
Class 1	$1,000.00	$1,155.11	$7.01	$1,000.00	$1,018.70	$6.56	1.29%
Class 2	$1,000.00	$1,153.62	$7.82	$1,000.00	$1,017.95	$7.32	1.44%
Class 3	$1,000.00	$1,153.81	$8.36	$1,000.00	$1,017.44	$7.83	1.54%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2011 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2010	2011	2011*	2010	2011	2011*	2011*

Foreign Value@
Class 2	$1,000.00	$1,146.62	$5.74	$1,000.00	$1,019.86	$5.40	1.06%
Class 3	$1,000.00	$1,146.33	$6.28	$1,000.00	$1,019.36	$5.90	1.16%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2011” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2011” and the “Expense Ratios” would have been lower.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2010	2011	2011*	2010	2011	2011*	2011*

Balanced
Class 1	$1,000.00	$1,110.37	$4.52	$1,000.00	$1,020.92	$4.33	0.85%
Class 2	$1,000.00	$1,109.88	$5.32	$1,000.00	$1,020.16	$5.09	1.00%
Class 3	$1,000.00	$1,109.10	$5.79	$1,000.00	$1,019.71	$5.55	1.09%
MFS Total Return
Class 1	$1,000.00	$1,093.11	$3.80	$1,000.00	$1,021.58	$3.67	0.72%
Class 2	$1,000.00	$1,091.47	$4.59	$1,000.00	$1,020.82	$4.43	0.87%
Class 3	$1,000.00	$1,091.57	$5.11	$1,000.00	$1,020.32	$4.94	0.97%
Telecom Utility
Class 1	$1,000.00	$1,146.82	$5.95	$1,000.00	$1,019.66	$5.60	1.10%
Class 2	$1,000.00	$1,147.29	$6.77	$1,000.00	$1,018.90	$6.36	1.25%
Class 3	$1,000.00	$1,147.13	$7.31	$1,000.00	$1,018.40	$6.87	1.35%
Growth-Income
Class 1	$1,000.00	$1,167.01	$4.04	$1,000.00	$1,021.48	$3.77	0.74%
Class 2	$1,000.00	$1,165.71	$4.86	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$1,165.50	$5.46	$1,000.00	$1,020.16	$5.09	1.00%
Davis Venture Value
Class 1	$1,000.00	$1,167.34	$4.26	$1,000.00	$1,021.27	$3.97	0.78%
Class 2	$1,000.00	$1,166.21	$5.08	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$1,165.58	$5.62	$1,000.00	$1,020.01	$5.24	1.03%
Alliance Growth
Class 1	$1,000.00	$1,211.56	$3.85	$1,000.00	$1,021.73	$3.52	0.69%
Class 2	$1,000.00	$1,210.66	$4.68	$1,000.00	$1,020.97	$4.28	0.84%
Class 3	$1,000.00	$1,209.58	$5.24	$1,000.00	$1,020.47	$4.79	0.94%
MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,152.88	$4.23	$1,000.00	$1,021.27	$3.97	0.78%
Class 2	$1,000.00	$1,152.48	$5.05	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$1,151.77	$5.64	$1,000.00	$1,019.96	$5.30	1.04%
Fundamental Growth
Class 1	$1,000.00	$1,228.11	$4.94	$1,000.00	$1,020.77	$4.48	0.88%
Class 2	$1,000.00	$1,227.58	$5.78	$1,000.00	$1,020.01	$5.24	1.03%
Class 3	$1,000.00	$1,226.87	$6.34	$1,000.00	$1,019.51	$5.75	1.13%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2011 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2010	2011	2011*	2010	2011	2011*	2011*

Blue Chip Growth
Class 1	$1,000.00	$1,194.33	$4.70	$1,000.00	$1,020.92	$4.33	0.85%
Class 2	$1,000.00	$1,193.15	$5.53	$1,000.00	$1,020.16	$5.09	1.00%
Class 3	$1,000.00	$1,192.48	$6.08	$1,000.00	$1,019.66	$5.60	1.10%
Mid-Cap Growth
Class 1	$1,000.00	$1,244.04	$4.98	$1,000.00	$1,020.77	$4.48	0.88%
Class 2	$1,000.00	$1,243.96	$5.83	$1,000.00	$1,020.01	$5.24	1.03%
Class 3	$1,000.00	$1,242.26	$6.39	$1,000.00	$1,019.51	$5.75	1.13%
Aggressive Growth
Class 1	$1,000.00	$1,228.33	$5.05	$1,000.00	$1,020.67	$4.58	0.90%
Class 2	$1,000.00	$1,229.73	$5.90	$1,000.00	$1,019.91	$5.35	1.05%
Class 3	$1,000.00	$1,227.16	$6.46	$1,000.00	$1,019.41	$5.85	1.15%
Growth Opportunities
Class 1	$1,000.00	$1,230.12	$4.78	$1,000.00	$1,020.92	$4.33	0.85%
Class 2	$1,000.00	$1,229.85	$5.62	$1,000.00	$1,020.16	$5.09	1.00%
Class 3	$1,000.00	$1,227.98	$6.18	$1,000.00	$1,019.66	$5.60	1.10%
Marsico Focused Growth
Class 1	$1,000.00	$1,194.80	$5.37	$1,000.00	$1,020.32	$4.94	0.97%
Class 2	$1,000.00	$1,194.08	$6.19	$1,000.00	$1,019.56	$5.70	1.12%
Class 3	$1,000.00	$1,193.09	$6.74	$1,000.00	$1,019.06	$6.21	1.22%
Technology
Class 1	$1,000.00	$1,219.01	$6.54	$1,000.00	$1,019.31	$5.96	1.17%
Class 2	$1,000.00	$1,217.57	$7.38	$1,000.00	$1,018.55	$6.72	1.32%
Class 3	$1,000.00	$1,219.41	$7.94	$1,000.00	$1,018.05	$7.22	1.42%
Small & Mid Cap Value
Class 2	$1,000.00	$1,201.46	$6.27	$1,000.00	$1,019.51	$5.75	1.13%
Class 3	$1,000.00	$1,201.43	$6.83	$1,000.00	$1,019.00	$6.26	1.23%
International Growth and Income
Class 1	$1,000.00	$1,169.69	$5.36	$1,000.00	$1,020.27	$4.99	0.98%
Class 2	$1,000.00	$1,168.85	$6.18	$1,000.00	$1,019.51	$5.75	1.13%
Class 3	$1,000.00	$1,167.24	$6.72	$1,000.00	$1,019.00	$6.26	1.23%
Emerging Markets
Class 1	$1,000.00	$1,155.11	$6.79	$1,000.00	$1,018.90	$6.36	1.25%
Class 2	$1,000.00	$1,153.62	$7.60	$1,000.00	$1,018.15	$7.12	1.40%
Class 3	$1,000.00	$1,153.81	$8.14	$1,000.00	$1,017.64	$7.63	1.50%
Foreign Value
Class 2	$1,000.00	$1,146.62	$5.74	$1,000.00	$1,019.86	$5.40	1.06%
Class 3	$1,000.00	$1,146.33	$6.28	$1,000.00	$1,019.36	$5.90	1.16%

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Banks-Foreign-US Branches	32.7%
Asset Backed Commercial Paper/Fully Supported	23.0
U.S. Government Agency	19.9
Sovereigns/Supranational	9.7
Asset Backed Commercial Paper/Auto	4.3
Asset Backed Commercial Paper/Trade Receivables	2.6
Municipal	2.1
Asset Backed Commercial Paper/Diversified	1.6
Asset Backed Commercial Paper/Credit Card	1.4
Diversified	1.4
Asset Backed Commercial Paper/Hybrid	0.6
Food & Beverage	0.4
Single Family Housing	0.1

99.8%

Credit Quality#†

Government — Agency	20.0%
Government — Treasury	9.8
A-1+	37.7
A-1	32.2
Not rated@	0.3

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues.
†	Source: Standard and Poors
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted Average days to Maturity — 49.8 days

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 99.8%
Asset-Backed Commercial Paper — 33.5%
Cancara Asset Securitisation LLC 0.30% due 02/07/11*	$2,000,000	$1,999,900
Fairway Finance Corp. 0.27% due 04/13/11*	11,900,000	11,892,860
Fairway Finance Corp. 0.28% due 02/02/11*	4,937,000	4,936,962
Falcon Asset Securitization Co. LLC 0.40% due 02/02/11*	1,000,000	999,989
FCAR Owner Trust I 0.33% due 02/22/11	500,000	499,904
FCAR Owner Trust I 0.45% due 04/05/11	500,000	499,750
FCAR Owner Trust I 0.45% due 05/02/11	1,000,000	999,240
FCAR Owner Trust I 0.45% due 05/06/11	2,000,000	1,998,360
FCAR Owner Trust I 0.45% due 06/01/11	500,000	499,375
FCAR Owner Trust I 0.45% due 06/07/11	2,000,000	1,997,340
FCAR Owner Trust I 0.45% due 07/01/11	6,300,000	6,289,416
FCAR Owner Trust I 0.45% due 07/05/11	3,000,000	2,994,780
Gemini Securitization Corp. LLC 0.30% due 05/02/11*	1,400,000	1,398,938
Grampian Funding LLC 0.32% due 02/01/11*	6,000,000	6,000,000
Jupiter Securitization Co. LLC 0.40% due 02/02/11*	1,000,000	999,989
Kells Funding LLC 0.36% due 05/18/11*	3,000,000	2,996,250
Kells Funding LLC 0.36% due 06/01/11*	4,300,000	4,294,625
Kells Funding LLC 0.37% due 05/16/11*	3,200,000	3,196,864
Kells Funding LLC 0.37% due 05/17/11*	3,300,000	3,296,733
Kells Funding LLC 0.37% due 06/01/11*	2,500,000	2,497,475
Liberty Street Funding LLC 0.28% due 04/11/11*	1,600,000	1,599,008
Liberty Street Funding LLC 0.28% due 04/26/11*	5,700,000	5,695,611
LMA Americas LLC 0.28% due 02/07/11*	3,116,000	3,115,854
Manhattan Asset Funding Co. LLC 0.30% due 02/22/11*	8,000,000	7,998,600
Market Street Funding LLC 0.27% due 02/02/11*	2,000,000	1,999,985
MetLife Short Term Funding LLC 0.31% due 04/11/11*	1,300,000	1,299,272
MetLife Short Term Funding LLC 0.32% due 04/25/11*	2,000,000	1,998,620
MetLife Short Term Funding LLC 0.32% due 05/02/11*	2,000,000	1,998,480
MetLife Short Term Funding LLC 0.32% due 05/09/11*	2,150,000	2,148,129
MetLife Short Term Funding LLC 0.32% due 05/31/11*	2,700,000	2,697,120
Old Line Funding LLC 0.27% due 03/07/11*	2,300,000	2,299,413
Royal Park Investments Funding Corp. 0.29% due 02/07/11*	8,800,000	8,799,575
Royal Park Investments Funding Corp. 0.46% due 02/16/11*	1,300,000	1,299,751
Royal Park Investments Funding Corp. 0.47% due 02/03/11*	3,000,000	2,999,922
Royal Park Investments Funding Corp. 0.50% due 03/02/11*	1,900,000	1,899,235
Sheffield Receivables 0.37% due 03/01/11*	2,500,000	2,499,280
Sheffield Receivables 0.37% due 03/02/11*	1,000,000	999,702
Thunder Bay Funding LLC 0.27% due 03/03/11*	1,400,000	1,399,685
Thunder Bay Funding LLC 0.31% due 04/01/11*	500,000	499,746
Variable Funding Capital Co. LLC 0.34% due 07/05/11*	1,000,000	998,260
Victory Receivables Corp. 0.27% due 03/07/11*	7,340,000	7,338,128

Total Asset-Backed Commercial Paper (cost $121,869,877)		121,872,126

Certificates of Deposit — 32.7%
Bank of Nova Scotia 0.35% due 06/20/11	500,000	500,115
Bank of Nova Scotia 0.35% due 06/27/11	3,000,000	3,000,720
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.30% due 03/14/11	9,000,000	9,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.31% due 03/28/11	2,000,000	2,000,000
Barclays Bank PLC 0.36% due 04/21/11	2,000,000	2,000,140
Barclays Bank PLC 0.37% due 03/28/11	4,500,000	4,500,000
Barclays Bank PLC 0.46% due 02/11/11	3,000,000	3,000,000
BNP Paribas 0.43% due 03/07/11	5,800,000	5,800,000
BNP Paribas 0.43% due 03/14/11	2,000,000	2,000,000
BNP Paribas 0.43% due 03/21/11	5,800,000	5,800,000
BNP Paribas 0.44% due 03/14/11	4,000,000	4,000,000
Credit Industriel et Commercial 0.33% due 02/14/11	7,500,000	7,500,000
Mizuho Corporate Bank Ltd 0.27% due 02/22/11	2,000,000	2,000,000
Natixis 0.33% due 02/02/11	1,400,000	1,400,000
Natixis 0.36% due 03/10/11	6,500,000	6,500,065
Natixis 0.37% due 02/01/11	1,000,000	1,000,000
Natixis 0.42% due 02/03/11	1,000,000	1,000,003
Nordea Bank Finland PLC 0.31% due 06/01/11	2,400,000	2,400,000

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)

Nordea Bank Finland PLC 0.36% due 05/31/11	$2,000,000	$2,000,060
Nordea Bank Finland PLC 0.36% due 06/01/11	3,200,000	3,199,552
Rabobank Nederland 0.41% due 02/04/11	3,000,000	3,000,000
Royal Bank of Canada 0.31% due 03/07/11	1,000,000	1,000,000
Societe Generale 0.32% due 02/01/11	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp. 0.30% due 04/05/11	2,000,000	1,999,960
Sumitomo Mitsui Banking Corp. 0.30% due 04/06/11	1,000,000	999,980
Sumitomo Mitsui Banking Corp. 0.30% due 04/07/11	1,200,000	1,199,976
Sumitomo Mitsui Banking Corp. 0.30% due 04/13/11	6,200,000	6,199,876
Svenska Handelsbanken 0.28% due 03/09/11	13,000,000	12,999,999
Svenska Handelsbanken 0.28% due 03/10/11	500,000	499,990
Svenska Handelsbanken 0.30% due 04/13/11	1,100,000	1,099,934
Svenska Handelsbanken 0.39% due 06/06/11	2,000,000	1,999,900
Toronto Dominion Bank 0.28% due 03/21/11	500,000	500,000
Toronto Dominion Bank 0.35% due 07/11/11	800,000	800,216
UBS AG 0.36% due 04/07/11	2,000,000	2,000,300
UBS AG 0.41% due 07/11/11	3,750,000	3,750,075
UBS AG 0.43% due 07/01/11	3,000,000	3,000,300
UBS AG 0.43% due 07/12/11	1,250,000	1,250,163
UBS AG 0.47% due 07/29/11	1,000,000	1,000,350
UBS AG 0.53% due 06/30/11	1,000,000	1,000,750
Westpac Banking Corp. 0.35% due 07/01/11	2,000,000	1,999,160

Total Certificates of Deposit (cost $118,900,589)		118,901,584

Commercial Paper — 1.8%
Coca-Cola Co. 0.22% due 03/16/11*	1,400,000	1,399,632
General Electric Capital Corp. 0.31% due 03/01/11	3,000,000	2,999,277
General Electric Capital Corp. 0.36% due 07/14/11	2,000,000	1,997,580

Total Commercial Paper (cost $6,395,649)		6,396,489

U.S. Corporate Notes — 0.0%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/07*(1)(2)(3)(4)(5)	2,169,914	36,671
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/08*(1)(2)(3)(4)(5)	3,157,859	53,368

Total U. S. Corporate Notes (cost $136,462)		90,039

Municipal Bonds & Notes — 2.1%
Colorado Housing & Finance Authority Revenue VRS 0.27% due 10/01/34(6)	200,000	200,000
Colorado Housing & Finance Authority Revenue VRS 0.27% due 05/01/41(6)	1,120,000	1,120,000
Colorado Housing Finance Authority Single Family Mtg. Revenue VRS 0.25% due 11/01/33(6)	960,000	960,000
Iowa Finance Authority Single Family Mtg. Revenue VRS 0.25% due 07/01/37(6)	1,555,000	1,555,000
Kentucky Housing Corp. Revenue VRS 0.34% due 07/01/37(6)	210,000	210,000
New Hampshire Health & Education Facilities Authority Revenue VRS 0.28% due 06/01/41(6)	170,000	170,000
New Mexico Finance Authority State Transportation Revenue VRS 0.26% due 12/15/26(6)	300,000	300,000
State of Texas VRS General Obligation Bonds 0.24% due 12/01/29(6)	750,000	750,000
State of Texas VRS General Obligation Bonds 0.28% due 12/01/29(6)	100,000	100,000
State of Texas VRS General Obligation Bonds 0.28% due 06/01/31(6)	930,000	930,000
State of Texas VRS General Obligation Bonds 0.30% due 12/01/23(6)	465,000	465,000
State of Texas VRS General Obligation Bonds 0.30% due 12/01/32(6)	500,000	500,000
State of Texas VRS General Obligation Bonds 0.37% due 12/01/26(6)	200,000	200,000
Wisconsin Housing & Economic Development Authority Revenue VRS 0.33% due 09/01/34(6)	225,000	225,000

Total Municipal Bonds & Notes (cost $7,685,000)		7,685,000

U.S. Government Agencies — 19.9%
Federal Home Loan Bank Disc. Notes 0.10% due 02/01/11	63,904,000	63,904,000
0.19% due 04/25/11	2,000,000	1,999,360
0.21% due 02/11/11	2,000,000	1,999,886

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Agencies (continued)

Federal Home Loan Mtg. Corp. Disc. Notes 0.20% due 07/07/11	$1,000,000	$999,310
0.21% due 02/22/11	477,000	476,943
Federal National Mtg. Assoc Disc. Notes 0.18% due 02/14/11	2,000,000	1,999,870
0.21% due 02/23/11	1,000,000	999,872

Total U.S. Government Agencies (cost $72,378,851)		72,379,241

U.S. Government Treasuries — 9.8%
United States Treasury Bills
0.16% due 03/24/11	24,600,000	24,594,424
0.19% due 02/24/11	2,000,000	1,999,764
0.19% due 05/26/11	2,000,000	1,999,040
United States Treasury Notes
0.88% due 02/28/11	2,200,000	2,201,091
1.00% due 07/31/11	1,200,000	1,204,776
1.13% due 06/30/11	350,000	351,353
4.50% due 02/28/11	1,000,000	1,003,201
4.63% due 10/31/11	1,000,000	1,032,580
4.88% due 05/31/11	1,000,000	1,015,270

Total U.S. Government Treasuries (cost $35,400,905)		35,401,499

Total Short-Term Investment Securities — 99.8%
(cost $362,767,333)		362,725,978

TOTAL INVESTMENTS (cost $362,767,333)(7)	99.8%	362,725,978
Other assets less liabilities	0.2	886,114

NET ASSETS	100.0%	$363,612,092

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2011, the aggregate value of these securities was $107,583,632 representing 29.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2011, the aggregate value of these securities was $90,039 representing 0.0% of net assets.
(3)	Security in default
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of January 31, 2011, represents the Notes’ residual value that may be distributed to the Portfolio.
(6)	The security’s effective maturity date is less than one year.
(7)	See Note 3 for cost of investments on a tax basis.
FRS — Floating Rate Security
VRS — Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at January 31, 2011.
The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$121,872,126	$—	$121,872,126
Certificates of Deposit	—	118,901,584	—	118,901,584
Commercial Paper	—	6,396,489	—	6,396,489
U.S. Corporate Notes	—	—	90,039	90,039
Municipal Bonds & Notes	—	7,685,000	—	7,685,000
U.S. Government Agencies	—	72,379,241	—	72,379,241
U.S. Government Treasuries	—	35,401,499	—	35,401,499

Total	$—	$362,635,939	$90,039	$362,725,978

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

U.S. Corporate
Bonds & Notes

Balance as of 1/31/2010	$1,899,465
Accrued discounts/premiums	—
Realized gain (loss)	(4,905,301)
Change in unrealized appreciation (depreciation)(1)	5,042,720
Net purchases (sales)	(1,946,845)
Transfers in and/or out of Level 3	—

Balance as of 1/31/2011	$90,039

(1)	The total change in unrealized appreciation (depreciation) in the statement of operations included attributable to level 3 investments still held at January 31, 2011 includes:

U.S. Corporate
Bonds & Notes

$6,393

See Notes to Financial Statements

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.0%
Electric-Integrated	3.6
Pipelines	2.8
Banks-Commercial	2.8
Cellular Telecom	2.6
Telephone-Integrated	2.2
Finance-Investment Banker/Broker	2.2
Real Estate Investment Trusts	2.0
Oil Companies-Exploration & Production	2.0
Investment Management/Advisor Services	2.0
Insurance-Life/Health	1.8
Oil Companies-Integrated	1.8
Cable/Satellite TV	1.6
Finance-Credit Card	1.5
Insurance-Multi-line	1.5
Transport-Rail	1.4
Diversified Financial Services	1.4
Consumer Products-Misc.	1.4
Multimedia	1.3
Banks-Super Regional	1.3
Medical-Hospitals	1.3
Special Purpose Entities	1.3
Broadcast Services/Program	1.2
Diversified Manufacturing Operations	1.2
Finance-Other Services	1.1
Casino Hotels	1.1
Insurance-Mutual	1.1
Finance-Consumer Loans	1.0
Auto-Cars/Light Trucks	0.9
Paper & Related Products	0.9
Chemicals-Diversified	0.9
Sovereign	0.8
Chemicals-Specialty	0.8
Telecommunication Equipment	0.8
Computer Services	0.8
Oil Refining & Marketing	0.8
Gas-Distribution	0.7
Satellite Telecom	0.7
Steel-Producers	0.7
Distribution/Wholesale	0.7
Retail-Propane Distribution	0.7
Medical Products	0.6
Finance-Commercial	0.6
Containers-Paper/Plastic	0.6
Rental Auto/Equipment	0.6
Telecom Services	0.6
Finance-Auto Loans	0.6
Auto/Truck Parts & Equipment-Original	0.6
Commercial Services-Finance	0.6
Metal-Diversified	0.6
Building Products-Wood	0.5
Time Deposits	0.5
Home Furnishings	0.5
Food-Misc.	0.5
Retail-Restaurants	0.5
Independent Power Producers	0.5
Containers-Metal/Glass	0.5
Insurance-Property/Casualty	0.5
Oil-Field Services	0.5
Publishing-Periodicals	0.5
Medical-Biomedical/Gene	0.5
Gold Mining	0.4
Coatings/Paint	0.4
Electric-Generation	0.4
Wire & Cable Products	0.4
Beverages-Wine/Spirits	0.4
Building & Construction Products-Misc.	0.4
Semiconductor Equipment	0.4
Aerospace/Defense	0.4
Agricultural Chemicals	0.4
Data Processing/Management	0.4
Hotels/Motels	0.4
Electronic Components-Semiconductors	0.4
Forestry	0.4
Aerospace/Defense-Equipment	0.4
Metal Processors & Fabrication	0.4
Resorts/Theme Parks	0.3
Medical-HMO	0.3
Banks-Fiduciary	0.3
Steel Pipe & Tube	0.3
Machinery-General Industrial	0.3
Medical Instruments	0.3
Electronic Components-Misc.	0.3
Transport-Services	0.3
Appliances	0.3
Computers-Memory Devices	0.3
Theaters	0.3
Electronic Forms	0.3
Oil & Gas Drilling	0.3
Enterprise Software/Service	0.3
Diversified Operations/Commercial Services	0.3
Retail-Regional Department Stores	0.3
Food-Dairy Products	0.3
Airlines	0.3
Medical-Outpatient/Home Medical	0.3
Gambling (Non-Hotel)	0.2
Investment Companies	0.2
Casino Services	0.2
Commercial Services	0.2
Advertising Services	0.2
Banks-Money Center	0.2
Non-Hazardous Waste Disposal	0.2
Applications Software	0.2
Power Converter/Supply Equipment	0.2
Retail-Consumer Electronics	0.2
Retail-Apparel/Shoe	0.2
Advertising Agencies	0.2
Food-Meat Products	0.2
Diversified Operations	0.2
Schools	0.2
Retail-Perfume & Cosmetics	0.2
Advertising Sales	0.2
Steel-Specialty	0.2
Pharmacy Services	0.2
Chemicals-Plastics	0.2
Diagnostic Kits	0.2
SupraNational Banks	0.2
Soap & Cleaning Preparation	0.2
Auto/Truck Parts & Equipment-Replacement	0.2
Retail-Toy Stores	0.2
Racetracks	0.2
Vitamins & Nutrition Products	0.2
Wireless Equipment	0.2
Savings & Loans/Thrifts	0.2

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited) — (continued)

E-Commerce/Services	0.2%
Auction Houses/Art Dealers	0.2
Real Estate Management/Services	0.2
Retail-Discount	0.2
Non-Ferrous Metals	0.2
Seismic Data Collection	0.2
Electronic Measurement Instruments	0.2
Metal-Aluminum	0.2
Real Estate Operations & Development	0.1
Web Hosting/Design	0.1
Educational Software	0.1
Storage/Warehousing	0.1
Retail-Pet Food & Supplies	0.1
Athletic Equipment	0.1
Instruments-Scientific	0.1
B2B/E-Commerce	0.1
Retail-Automobile	0.1
Schools-Day Care	0.1
Semiconductor Components-Integrated Circuits	0.1
Direct Marketing	0.1
Communications Software	0.1
Security Services	0.1
Computers-Integrated Systems	0.1
Toys	0.1
Oil Field Machinery & Equipment	0.1
Optical Supplies	0.1
Machinery-Electrical	0.1
Food-Retail	0.1
Machinery-Thermal Process	0.1
Retail-Auto Parts	0.1
Electric-Distribution	0.1
Publishing-Books	0.1
Metal-Copper	0.1
Radio	0.1
Capacitors	0.1
Office Supplies & Forms	0.1
Consulting Services	0.1
Beverages-Non-alcoholic	0.1
Medical Labs & Testing Services	0.1
Tobacco	0.1
Circuit Boards	0.1
Transport-Equipment & Leasing	0.1
Retail-Building Products	0.1
Retail-Mail Order	0.1
Diversified Minerals	0.1
Retail-Drug Store	0.1
Miscellaneous Manufacturing	0.1
Medical-Drugs	0.1
Housewares	0.1
Resolution Funding Corp	0.1

97.9%

Credit Quality#†

Government — Agency	0.1%
AAA	0.2
AA	3.2
A	20.6
BBB	37.6
BB	9.8
B	18.9
CCC	6.4
Below C	0.1
Not rated@	3.1

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Standard and Poors
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
125 Home Loan Owner Trust VRS Series 1998-1A, Class B1 9.76% due 02/15/29*(1)	$5,652	$4,691
SMFC Trust VRS Series 1997-A, Class B1-4 3.04% due 01/28/27*(1)(2)	3,954	3,329

Total Asset Backed Securities (cost $9,374)		8,020

CONVERTIBLE BONDS & NOTES — 0.0%
Real Estate Investment Trusts — 0.0%
Prologis Senior Notes 2.25% due 04/01/37 (cost $393,567)	430,000	426,775

U.S. CORPORATE BONDS & NOTES — 82.1%
Advanced Materials — 0.0%
Polymer Group, Inc. Senior Sec. Notes 7.75% due 02/01/19*	125,000	128,438

Advertising Agencies — 0.1%
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	725,000	862,750

Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes Class B 6.63% due 08/15/15	550,000	561,687
Lamar Media Corp. Senior Notes 6.63% due 08/15/15	1,275,000	1,302,094
Lamar Media Corp. Company Guar. 7.88% due 04/15/18	200,000	212,500

		2,076,281

Advertising Services — 0.2%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	2,375,000	2,517,500

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	3,020,000	3,220,410
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	400,000	233,000

		3,453,410

Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	1,050,000	1,081,500
Sequa Corp. Senior Notes 11.75% due 12/01/15*	325,000	354,250
Sequa Corp. Company Guar. Notes 13.50% due 12/01/15*	427,128	476,248
TransDigm, Inc. Senior Sub. Notes 7.75% due 12/15/18*	1,675,000	1,796,437

		3,708,435

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	1,940,000	1,992,060

Airlines — 0.3%
Southwest Airlines Co. Notes 6.50% due 03/01/12	1,320,000	1,391,563
Southwest Airlines Co. Debentures 7.38% due 03/01/27	1,215,000	1,220,787

		2,612,350

Alternative Waste Technology — 0.0%
Darling International, Inc. Company Guar. Notes 8.50% due 12/15/18*	150,000	162,000

Appliances — 0.3%
Whirlpool Corp. Senior Notes 5.50% due 03/01/13	2,730,000	2,895,370

Applications Software — 0.2%
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	1,400,000	1,436,750
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	991,000	1,030,640

		2,467,390

Athletic Equipment — 0.1%
Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16	1,275,000	1,418,438

Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14	1,625,000	1,690,000
Kar Holdings, Inc. Senior Notes 10.00% due 05/01/15	17,000	18,020

		1,708,020

Auto-Cars/Light Trucks — 0.9%
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	3,120,000	3,537,428
General Motors Corp. Senior Notes 7.20% due 01/15/11†(12)	1,000,000	355,000
General Motors Corp. Senior Debentures 7.40% due 09/01/25†(4)	2,800,000	959,000
General Motors Corp. Senior Notes 9.45% due 11/01/11†(4)	250,000	86,875

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)

Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/15*	$4,570,000	$4,777,871

		9,716,174

Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	325,000	358,313

Auto/Truck Parts & Equipment-Original — 0.6%
American Axle & Manufacturing Holdings, Inc. Senior Sec. Notes 9.25% due 01/15/17*	300,000	340,500
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	425,000	484,500
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	575,000	619,562
Dana Holding Corp. Senior Notes 6.50% due 02/15/19	125,000	127,188
Dana Holding Corp. Senior Notes 6.75% due 02/15/21	125,000	126,875
Johnson Controls, Inc. Senior Notes 5.00% due 03/30/20	1,240,000	1,311,806
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	800,000	868,000
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	150,000	165,375
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/20*	825,000	845,625
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. Senior Sec. Notes 10.63% due 09/01/17*	681,000	742,290
TRW Automotive, Inc. Senior Notes 8.88% due 12/01/17*	325,000	367,250

		5,998,971

Auto/Truck Parts & Equipment-Replacement — 0.2%
Affinia Group Holdings, Inc. Senior Sub. Notes 9.00% due 11/30/14*	50,000	51,000
Affinia Group Holdings, Inc. Senior Sec. Notes 10.75% due 08/15/16*	540,000	602,100
Exide Technologies Senior Sec. Notes 8.63% due 02/01/18*	600,000	632,250
Uncle Acquisition 2010 Corp. Senior Notes 8.63% due 02/15/19*	525,000	547,312

		1,832,662

B2B/E-Commerce — 0.1%
GXS Worldwide, Inc. Senior Sec. Notes 9.75% due 06/15/15	1,400,000	1,396,500

Banks-Commercial — 2.2%
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	6,975,000	7,036,031
City National Corp. Senior Notes 5.25% due 09/15/20	1,205,000	1,193,291
Discover Bank Sub. Notes 8.70% due 11/18/19	2,900,000	3,472,469
Hudson United Bank Sub. Notes 7.00% due 05/15/12	1,000,000	1,073,158
M&T Bank Corp. Senior Notes 5.38% due 05/24/12	1,340,000	1,406,248
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/21	2,235,000	2,117,739
Marshall & Ilsley Corp. Notes 5.35% due 04/01/11	2,500,000	2,513,800
Wachovia Bank NA Sub. Notes 4.80% due 11/01/14	2,000,000	2,137,404
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	1,350,000	1,439,857

		22,389,997

Banks-Fiduciary — 0.3%
Northern Trust Corp. Senior Notes 5.30% due 08/29/11	40,000	41,058
Wilmington Trust Corp. Notes 8.50% due 04/02/18	2,850,000	3,315,348

		3,356,406

Banks-Super Regional — 1.3%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	553,480
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	1,650,000	1,894,581
Fifth Third Bancorp. Senior Notes 3.63% due 01/25/16	1,730,000	1,743,209
Huntington BancShares, Inc. Sub. Notes 7.00% due 12/15/20	680,000	728,531
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	1,000,000	1,050,289
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/20	1,260,000	1,319,699

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)

PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	$1,360,000	$1,473,583
Wachovia Corp. Senior Notes 5.75% due 02/01/18	4,020,000	4,473,625

		13,236,997

Beverages-Non-alcoholic — 0.1%
Bottling Group LLC Senior Notes 5.50% due 04/01/16	760,000	866,835

Broadcast Services/Program — 0.6%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Class A 9.25% due 12/15/17	150,000	165,750
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 12/15/17	950,000	1,052,125
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/20	1,500,000	1,579,714
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	1,204,997	1,173,366
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	400,000	391,000
XM Satellite Radio Holdings, Inc. Company Guar. Notes 13.00% due 08/01/14*	875,000	1,041,250
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/18*	1,000,000	1,037,500

		6,440,705

Building & Construction Products-Misc. — 0.3%
Associated Materials LLC Senior Sec. Notes 9.13% due 11/01/17*	125,000	134,375
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/20*	400,000	412,000
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/18	325,000	333,937
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/18*	525,000	551,250
Nortek, Inc. Senior Sec. Notes 11.00% due 12/01/13	900,000	959,625
Ply Gem Industries, Inc. Senior Notes 11.75% due 06/15/13	800,000	855,000

		3,246,187

Building Products-Wood — 0.5%
Masco Corp. Senior Bonds 4.80% due 06/15/15	5,500,000	5,463,150

Cable/Satellite TV — 1.6%
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 13.50% due 11/30/16	656,699	794,606
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/19	350,000	352,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 7.00% due 01/15/19*	425,000	427,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/17	675,000	702,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	225,000	236,813
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20	150,000	159,750
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*	225,000	235,406
Comcast Corp. Company Guar. Notes 6.50% due 01/15/17	748,000	863,017
Comcast Holdings Corp. Company Guar. Notes 10.63% due 07/15/12	250,000	281,858
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	5,335,000	5,917,374
COX Communications, Inc. Notes 7.13% due 10/01/12	1,950,000	2,131,933
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	1,300,000	1,361,750
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	475,000	518,938
Rainbow National Services LLC Senior Sub. Debentures 10.38% due 09/01/14*	1,353,000	1,403,737
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	690,000	739,827
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/19	490,000	621,462

		16,748,221

Capacitors — 0.1%
Kemet Corp. Sec. Notes 10.50% due 05/01/18	850,000	935,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Casino Hotels — 1.1%
Ameristar Casinos, Inc. Company Guar. Notes 9.25% due 06/01/14	$1,175,000	$1,260,188
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,850,000	2,099,750
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	2,225,000	2,113,750
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20*	325,000	359,125
MGM Mirage, Inc. Senior Sec. Notes 10.38% due 05/15/14	125,000	141,563
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	250,000	288,750
MGM Mirage, Inc. Senior Sec. Notes 13.00% due 11/15/13	550,000	657,250
San Pasqual Casino Development Group Notes 8.00% due 09/15/13*	825,000	826,031
Seminole Hard Rock Entertainment, Inc. FRS Senior Notes 2.80% due 03/15/14*	1,400,000	1,323,000
Seminole Indian Tribe of Florida Notes 7.75% due 10/01/17*	200,000	211,000
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	1,060,000	1,043,559
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	300,000	318,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp 1st Mtg. Notes 7.88% due 11/01/17	300,000	320,250

		10,962,216

Casino Services — 0.2%
American Casino & Entertainment Properties LLC Senior Sec. Notes 11.00% due 06/15/14	975,000	1,021,312
Peninsula Gaming LLC Senior Sec. Notes 8.38% due 08/15/15	600,000	636,000
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	850,000	937,125

		2,594,437

Cellular Telecom — 1.8%
AT&T Mobility LLC Senior Notes 6.50% due 12/15/11	1,000,000	1,051,383
AT&T Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	4,750,000	6,458,385
Buccaneer Merger Sub, Inc. Senior Notes 9.13% due 01/15/19*	650,000	692,250
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/37*	5,650,000	5,983,706
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	1,575,000	1,519,875
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	1,825,000	1,838,687
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	400,000	393,000
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/17	600,000	655,500

		18,592,786

Chemicals-Diversified — 0.8%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18*	200,000	208,500
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	3,030,000	3,782,252
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21*	850,000	905,250
Rohm & Haas Co. Notes 6.00% due 09/15/17	1,400,000	1,531,783
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	375,000	406,875
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17	1,050,000	1,158,938
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/23	225,000	241,875
Union Carbide Corp. Debentures 7.50% due 06/01/25	75,000	78,844

		8,314,317

Chemicals-Plastics — 0.2%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	1,300,000	1,400,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20*	525,000	560,437

		1,961,187

Chemicals-Specialty — 0.8%
Albemarle Corp. Senior Notes 5.10% due 02/01/15	3,440,000	3,675,265

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)

Ferro Corp. Senior Notes 7.88% due 08/15/18	$500,000	$533,125
Huntsman International LLC Company Guar. Notes 5.50% due 06/30/16	1,125,000	1,102,500
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/20	675,000	745,875
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	675,000	742,500
Nalco Co. Senior Notes 6.63% due 01/15/19*	950,000	991,563
Omnova Solutions, Inc. Company Guar. Notes 7.88% due 11/01/18*	75,000	76,875
Vertellus Specialties, Inc. Senior Sec. Notes 9.38% due 10/01/15*	325,000	349,781

		8,217,484

Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 12.00% due 01/15/15*	750,000	852,188

Coatings/Paint — 0.4%
RPM International, Inc. Senior Notes 6.13% due 10/15/19	1,875,000	1,931,466
RPM International, Inc. Senior Note 6.50% due 02/15/18	2,350,000	2,510,105

		4,441,571

Commercial Services — 0.2%
Altegrity, Inc. Company Guar. Notes 10.50% due 11/01/15*	1,050,000	1,113,000
Altegrity, Inc. Company Guar. Notes 11.75% due 05/01/16*	700,000	749,000
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	675,000	698,625

		2,560,625

Commercial Services-Finance — 0.6%
Bankrate, Inc. Company Guar. Notes 11.75% due 07/15/15*	625,000	712,500
Global Cash Finance Corp. Senior Sub. Notes 8.75% due 03/15/12	350,000	350,000
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/18*	950,000	1,052,125
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	800,000	778,000
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	1,125,000	1,161,562
Moody’s Corp. Senior Notes 5.50% due 09/01/20	1,350,000	1,349,934
Trans Union LLC/TransUnion Financing Corp. Company Guar. Notes 11.38% due 06/15/18*	450,000	522,000

		5,926,121

Communications Software — 0.1%
Aspect Software, Inc. Senior Notes 10.63% due 05/15/17*	1,225,000	1,277,063

Computer Services — 0.8%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,825,000	1,971,000
Stream Global Services, Inc. Senior Sec. Notes 11.25% due 10/01/14	1,275,000	1,335,563
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,750,000	1,844,062
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	2,000,000	2,222,500
Unisys Corp. Senior Notes 12.50% due 01/15/16	500,000	556,250

		7,929,375

Computers-Integrated Systems — 0.1%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	1,225,000	1,240,313

Computers-Memory Devices — 0.1%
Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	1,050,000	1,051,313

Consulting Services — 0.1%
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/40*	850,000	870,374

Consumer Products-Misc. — 1.4%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/18	1,450,000	1,493,500
Clorox Co. Senior Notes 3.55% due 11/01/15	800,000	823,586
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	2,350,000	2,473,375
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/18*	325,000	338,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. (continued)

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC Senior Sec. Notes 7.75% due 10/15/16*	$1,425,000	$1,503,375
Reynolds Group Issuer, Inc. Senior Sec. Notes 7.13% due 04/15/19*	275,000	283,938
Reynolds Group Issuer, Inc. Company Guar. Notes 9.00% due 04/15/19*	925,000	971,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.50% due 05/15/18*	750,000	781,875
Scotts Miracle-Gro Co. Senior Notes 6.63% due 12/15/20*	625,000	629,687
Spectrum Brands Holdings, Inc. Senior Sec. Notes 9.50% due 06/15/18*	350,000	384,125
Spectrum Brands Holdings, Inc. Company Guar. Notes 12.00% due 08/28/19(5)	1,629,220	1,824,726
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	475,000	496,375
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	1,975,000	2,073,750

		14,077,562

Containers-Metal/Glass — 0.4%
BWAY Holding Co. Company Guar. Notes 10.00% due 06/15/18*	275,000	299,750
BWAY Parent Co., Inc. Senior Notes 10.13% due 11/01/15*(5)	675,000	708,750
Crown Americas LLC Senior Notes 7.75% due 11/15/15	1,650,000	1,716,000
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	225,000	244,125
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*	625,000	629,687
Greif, Inc. Senior Notes 7.75% due 08/01/19	150,000	163,500

		3,761,812

Containers-Paper/Plastic — 0.6%
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18	500,000	527,500
Graham Packaging Co. LP/GPC Capital Corp. I Company Guar. Notes 8.25% due 01/01/17	750,000	787,500
Graham Packaging Co. LP/GPC Capital Corp. I Company Guar. Notes 8.25% due 10/01/18	1,100,000	1,170,125
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	1,100,000	1,218,250
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	525,000	534,844
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	1,375,000	1,509,063
Sonoco Products Co. Senior Notes 5.75% due 11/01/40	770,000	749,607

		6,496,889

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17	175,000	187,688
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/20	325,000	351,812
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	3,120,000	3,488,453

		4,027,953

Diagnostic Kits — 0.2%
Alere, Inc. Senior Notes 7.88% due 02/01/16	950,000	979,688
Alere, Inc. Company Guar. Notes 9.00% due 05/15/16	875,000	922,031

		1,901,719

Direct Marketing — 0.1%
Sitel LLC/Sitel Finance Corp. Senior Notes 11.50% due 04/01/18*	1,450,000	1,297,750

Distribution/Wholesale — 0.7%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	750,000	821,250
Baker & Taylor, Inc. Company Guar. Notes 11.50% due 07/01/13*	600,000	505,500
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	800,000	793,000
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/13	2,250,000	2,325,938
VWR Funding, Inc. Company Guaranteed Notes 10.25% due 07/15/15(5)	2,414,218	2,543,982

		6,989,670

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Diversified Banking Institutions — 6.9%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/17*	$1,125,000	$1,161,562
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20*	325,000	354,250
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	900,000	1,017,000
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/15	1,075,000	1,214,750
Bank of America Corp. Senior Notes 3.70% due 09/01/15	2,000,000	2,010,706
Bank of America Corp. Senior Notes 5.38% due 06/15/14	6,000,000	6,413,658
Bank of America Corp. Senior Notes 7.63% due 06/01/19	1,000,000	1,153,119
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	2,000,000	2,088,446
Citigroup, Inc. Senior Notes 4.75% due 05/19/15	400,000	422,143
Citigroup, Inc. Senior Notes 5.38% due 08/09/20	3,000,000	3,072,417
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	3,230,000	3,541,924
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	5,440,000	5,821,360
GMAC LLC Company Guar. Notes 8.00% due 11/01/31	1,412,000	1,595,560
GMAC, Inc. Company Guar. Notes 7.00% due 02/01/12	1,450,000	1,508,000
Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	1,000,000	1,082,887
Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	900,000	1,000,718
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	2,940,000	3,202,548
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	3,800,000	3,841,211
Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	50,000	52,795
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	8,600,232
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/18	2,330,000	2,587,985
Morgan Stanley Senior Notes 3.45% due 11/02/15	990,000	972,382
Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	2,142,110
Morgan Stanley Senior Notes 5.50% due 07/24/20	3,000,000	2,999,277
Morgan Stanley Senior Notes 5.95% due 12/28/17	2,130,000	2,256,748
Morgan Stanley Senior Notes 6.00% due 04/28/15	1,980,000	2,144,334
Morgan Stanley Senior Notes 6.63% due 04/01/18	3,090,000	3,357,375
Morgan Stanley Senior Notes 7.30% due 05/13/19	5,000,000	5,566,020

		71,181,517

Diversified Financial Services — 1.1%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/21	3,000,000	2,971,092
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	7,580,000	8,216,955

		11,188,047

Diversified Manufacturing Operations — 0.5%
Amsted Industries, Inc. Senior Notes 8.13% due 03/15/18*	350,000	371,000
Harsco Corp. Senior Notes 5.75% due 05/15/18	1,650,000	1,806,321
Koppers, Inc. Company Guar. Notes 7.88% due 12/01/19	525,000	567,000
RBS Global, Inc./ Rexnord LLC Company Guar. Notes 8.50% due 05/01/18	1,300,000	1,394,250
SPX Corp. Senior Notes 7.63% due 12/15/14	1,325,000	1,447,562

		5,586,133

Diversified Operations — 0.0%
Express LLC/Express Finance Corp. Company Guar. Notes 8.75% due 03/01/18	275,000	293,563

Diversified Operations/Commercial Services — 0.3%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	2,300,000	2,397,750

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Operations/Commercial Services (continued)

ARAMARK Corp. FRS Company Guar. Notes 3.79% due 02/01/15	$300,000	$296,250

		2,694,000

E-Commerce/Services — 0.2%
eBay, Inc. Senior Notes 3.25% due 10/15/20	870,000	799,170
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	930,000	943,950

		1,743,120

Educational Software — 0.1%
SSI Investments II/SSI Co-Issuer LLC Company Guar. Notes 11.13% due 06/01/18	1,300,000	1,449,500

Electric-Distribution — 0.1%
Aquila, Inc. Senior Notes 11.88% due 07/01/12	880,000	994,040

Electric-Generation — 0.3%
Edison Mission Energy Senior Notes 7.00% due 05/15/17	375,000	307,500
Edison Mission Energy Senior Notes 7.75% due 06/15/16	875,000	783,125
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/17*	1,830,562	2,012,465

		3,103,090

Electric-Integrated — 3.5%
Ameren Union Electric Co. Senior Notes 6.00% due 04/01/18	2,360,000	2,585,083
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	720,000	899,510
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	1,145,000	1,063,162
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	3,335,000	3,736,311
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	820,000	945,489
Consolidated Edison Co. of New York, Inc. Senior Notes 6.65% due 04/01/19	730,000	867,997
Dominion Resources, Inc Senior Notes 5.95% due 06/15/35	1,500,000	1,543,929
Exelon Generation Co. LLC Senior Notes 5.35% due 01/15/14	1,000,000	1,089,036
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	500,000	459,970
FirstEnergy Solutions Corp. Company Guar. Notes 4.80% due 02/15/15	2,990,000	3,147,071
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/21	2,340,000	2,411,609
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/19*	318,478	302,936
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/15	280,000	336,375
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/37	4,750,000	4,893,849
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	1,000,000	1,087,379
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/36	1,540,000	1,457,833
Progress Energy, Inc. Senior Notes 7.05% due 03/15/19	1,550,000	1,835,852
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	725,000	733,687
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15	1,625,000	999,375
UIL Holdings Corp. Senior Notes 4.63% due 10/01/20	2,070,000	1,953,316
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/19	810,000	871,519
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/36	860,000	827,072
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/14	2,000,000	2,229,896

		36,278,256

Electronic Components-Misc. — 0.1%
Stoneridge, Inc. Senior Sec. Notes 9.50% due 10/15/17*	1,050,000	1,155,000

Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/20	175,000	179,375
Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/17	800,000	838,000
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	975,000	1,079,812

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)

Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20*	$1,450,000	$1,645,750

		3,742,937

Electronic Forms — 0.3%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/15	2,740,000	2,795,655

Electronic Measurement Instruments — 0.2%
Sensus Metering Systems, Inc. Senior Sub. Notes 8.63% due 12/15/13	1,575,000	1,598,625

Enterprise Software/Service — 0.3%
Allen Systems Group, Inc. Senior Sec. Notes 10.50% due 11/15/16*	1,000,000	1,035,000
BMC Software, Inc. Senior Notes 7.25% due 06/01/18	1,175,000	1,357,842
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	350,000	362,250

		2,755,092

Finance-Auto Loans — 0.6%
American Honda Finance Corp. Notes 4.63% due 04/02/13*	630,000	670,128
Ford Motor Credit Co. LLC Senior Notes 7.00% due 04/15/15	925,000	1,017,057
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	3,125,000	3,544,590
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/20	800,000	937,564

		6,169,339

Finance-Commercial — 0.6%
Football Trust V Pass Through Certs. 5.35% due 10/05/20*	2,400,000	2,484,062
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	1,910,000	2,014,487
Textron Financial Corp. FRS Junior Sub. Bonds 6.00% due 02/15/67*	2,400,000	2,019,000

		6,517,549

Finance-Consumer Loans — 1.0%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/35	3,700,000	3,547,375
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/21*	6,178,000	6,402,644

		9,950,019

Finance-Credit Card — 1.5%
American Express Co. Senior Notes 4.88% due 07/15/13	1,600,000	1,711,678
American Express Co. Senior Notes 8.13% due 05/20/19	2,330,000	2,890,067
American Express Credit Corp. Senior Notes 5.13% due 08/25/14	1,500,000	1,624,901
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	4,220,000	4,586,680
Capital One Bank USA NA Sub. Notes 8.80% due 07/15/19	3,250,000	4,034,075
MBNA Corp. Senior Notes 7.50% due 03/15/12	1,000,000	1,068,917

		15,916,318

Finance-Investment Banker/Broker — 1.7%
Jefferies Group, Inc. Senior Notes 6.88% due 04/15/21	750,000	797,791
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	3,870,000	4,514,986
Lehman Brothers Holdings, Inc. Senior Bonds 7.88% due 08/15/10†(3)(12)	4,250,000	1,025,312
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/19	2,650,000	3,179,427
TD Ameritrade Holding Corp. Company Guar. Notes 4.15% due 12/01/14	2,950,000	3,073,924
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	3,810,000	4,497,366

		17,088,806

Finance-Other Services — 1.1%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/18	1,450,000	1,478,224
Cantor Fitzgerald LP Bonds 7.88% due 10/15/19*	2,200,000	2,255,933
ERAC USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*	2,680,000	2,979,514
NASDAQ OMX Group, Inc. Senior Notes 4.00% due 01/15/15	1,830,000	1,869,219
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 9.25% due 04/01/15	1,075,000	1,123,375
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 10.63% due 04/01/17	1,175,000	1,266,062

		10,972,327

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Debentures 6.63% due 10/01/28	$250,000	$200,035

Food-Canned — 0.0%
TreeHouse Foods, Inc. Senior Notes 7.75% due 03/01/18	175,000	188,781

Food-Dairy Products — 0.3%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	1,900,000	1,824,000
Dean Foods Co. Senior Notes 9.75% due 12/15/18*	800,000	832,000

		2,656,000

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	525,000	573,563
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	1,100,000	1,166,000
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	425,000	499,906

		2,239,469

Food-Misc. — 0.5%
B&G Foods, Inc. Company Guar. Notes 7.63% due 01/15/18	625,000	662,500
Kraft Foods, Inc. Senior Notes 6.13% due 02/01/18	510,000	578,811
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	1,310,000	1,403,285
Michael Foods, Inc. Senior Notes 9.75% due 07/15/18*	1,475,000	1,615,125
Ralcorp Holdings, Inc. Senior Sec. Notes 6.63% due 08/15/39	1,030,000	1,042,555

		5,302,276

Food-Retail — 0.1%
Jitney-Jungle Stores of America, Inc. Company Guar. Notes 10.38% due 09/15/07†(1)(5)(6)(7)	125,000	0
Kroger Co. Senior Notes 6.90% due 04/15/38	940,000	1,052,644

		1,052,644

Forestry — 0.4%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	3,675,000	3,727,354

Gambling (Non-Hotel) — 0.1%
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	1,425,000	1,425,000

Gas-Distribution — 0.7%
Atmos Energy Corp. Senior Notes 5.13% due 01/15/13	1,510,000	1,597,701
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	230,000	289,636
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	880,000	960,980
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/20*	700,000	731,518
Sempra Energy Senior Notes 6.00% due 10/15/39	1,170,000	1,198,265
Sempra Energy Senior Notes 6.50% due 06/01/16	2,230,000	2,581,216

		7,359,316

Gold Mining — 0.2%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	2,160,000	2,224,431

Home Decoration Products — 0.0%
American Standard Americas Senior Sec. Notes 10.75% due 01/15/16*	125,000	131,250

Home Furnishings — 0.5%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	1,300,000	1,387,750
Norcraft Holdings LP/Norcraft Capital Corp. Senior Notes 9.75% due 09/01/12(8)	364,000	364,910
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	1,800,000	1,840,500
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	517,000	587,441
Simmons Bedding Co. Company Guar. Notes 11.25% due 07/15/15*	1,075,000	1,162,344

		5,342,945

Hotels/Motels — 0.4%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/20	2,400,000	2,317,567
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	1,470,000	1,548,179

		3,865,746

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Housewares — 0.1%
Libbey Glass, Inc. Senior Sec. Notes 10.00% due 02/15/15	$475,000	$513,594

Independent Power Producers — 0.5%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21*	1,725,000	1,746,562
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	925,000	663,688
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,000,000	1,035,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18*	1,750,000	1,771,875

		5,217,125

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 5.00% due 06/01/15	1,284,000	1,400,796

Insurance-Life/Health — 1.8%
Aflac, Inc. Senior Notes 8.50% due 05/15/19	2,380,000	2,940,878
Lincoln National Corp. Senior Notes 7.00% due 06/15/40	875,000	972,856
Pacific Life Corp. Bonds 6.60% due 09/15/33*	2,700,000	2,645,071
Pacific Life Global Funding Notes 5.15% due 04/15/13*	2,350,000	2,510,162
Prudential Financial, Inc. Notes 4.75% due 09/17/15	2,200,000	2,350,473
Prudential Financial, Inc. Senior Notes 5.15% due 01/15/13	2,790,000	2,970,973
Prudential Financial, Inc. Senior Notes 5.80% due 06/15/12	1,000,000	1,053,840
Prudential Financial, Inc. Notes 6.20% due 11/15/40	850,000	884,263
Prudential Financial, Inc. Notes 6.63% due 12/01/37	2,130,000	2,336,501

		18,665,017

Insurance-Multi-line — 1.2%
CNA Financial Corp. Senior Notes 5.88% due 08/15/20	570,000	571,934
CNA Financial Corp. Senior Notes 6.00% due 08/15/11	1,050,000	1,074,912
CNA Financial Corp. Notes 6.50% due 08/15/16	410,000	443,287
CNA Financial Corp. Senior Notes 7.35% due 11/15/19	810,000	890,618
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	885,091
MetLife, Inc. Senior Notes 6.75% due 06/01/16	3,100,000	3,609,104
MetLife, Inc. Junior Sub. Notes 10.75% due 08/01/69	900,000	1,248,750
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	2,870,000	3,354,321
USF&G Capital II Company Guar. Notes 8.31% due 07/01/46*	250,000	266,079

		12,344,096

Insurance-Mutual — 1.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	3,600,000	3,851,302
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	3,350,000	4,465,871
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/39*	420,000	486,642
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/40*	875,000	864,272
Union Central Life Insurance Notes 8.20% due 11/01/26*	1,250,000	1,197,199

		10,865,286

Insurance-Property/Casualty — 0.5%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	2,050,000	2,262,032
ACE INA Holdings, Inc. Company Guar. Notes 5.70% due 02/15/17	1,510,000	1,666,049
Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	775,000	871,584

		4,799,665

Investment Companies — 0.1%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	1,300,000	1,428,375

Investment Management/Advisor Services — 1.8%
Blackrock, Inc. Senior Notes 6.25% due 09/15/17	5,390,000	6,079,791
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	1,550,000	1,757,055

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services (continued)

FMR LLC Senior Notes 5.35% due 11/15/21*	$1,260,000	$1,245,141
FMR LLC Notes 7.49% due 06/15/19*	400,000	454,794
FMR LLC Bonds 7.57% due 06/15/29*	2,200,000	2,360,023
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/20	890,000	918,675
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/17	1,450,000	1,532,058
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	374,100
Nuveen Investments, Inc. Company Guar. Notes 10.50% due 11/15/15	2,500,000	2,575,000
Pinafore LLC/Pinafore, Inc. Senior Sec. Notes 9.00% due 10/01/18*	825,000	910,594

		18,207,231

Machinery-Electrical — 0.1%
Baldor Electric Co. Company Guar. Notes 8.63% due 02/15/17	950,000	1,059,250

Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	350,000	388,938

Machinery-General Industrial — 0.3%
Roper Industries, Inc. Senior Notes 6.25% due 09/01/19	290,000	322,718
Roper Industries, Inc. Senior Notes 6.63% due 08/15/13	2,660,000	2,961,665

		3,284,383

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 12.25% due 05/01/16*	975,000	1,045,688

Medical Instruments — 0.3%
Boston Scientific Corp. Senior Notes 4.50% due 01/15/15	1,500,000	1,541,529
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	1,400,000	1,450,910

		2,992,439

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/20	450,000	445,781
Quest Diagnostics, Inc. Company Guar. Notes 5.75% due 01/30/40	440,000	414,625

		860,406

Medical Products — 0.6%
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	475,000	545,656
LVB Acquisition Holding LLC Company Guar. Notes 11.63% due 10/15/17	3,075,000	3,474,750
Universal Hospital Services, Inc. FRS Senior Sec. Notes 3.83% due 06/01/15	300,000	282,750
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(5)	1,600,000	1,666,000
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/39	600,000	595,767

		6,564,923

Medical-Biomedical/Gene — 0.5%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/20	2,380,000	2,314,550
Life Technologies Corp. Senior Notes 6.00% due 03/01/20	2,230,000	2,389,347

		4,703,897

Medical-Drugs — 0.1%
Giant Funding Corp. Sec. Notes 8.25% due 02/01/18*	525,000	544,031

Medical-HMO — 0.3%
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*	1,475,000	1,587,469
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	900,000	1,020,268
WellPoint, Inc. Senior Notes 5.85% due 01/15/36	760,000	763,950

		3,371,687

Medical-Hospitals — 1.3%
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/21*	500,000	521,250
HCA, Inc. Senior Notes 7.50% due 11/06/33	625,000	569,531
HCA, Inc. Sec. Notes 9.63% due 11/15/16(5)	7,187,000	7,752,976
United Surgical Partners International, Inc. Company Guar. Notes 9.25% due 05/01/17(5)	2,325,000	2,447,062

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)

Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Company Guar. Notes 8.00% due 02/01/18	$1,825,000	$1,875,188

		13,166,007

Medical-Outpatient/Home Medical — 0.3%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	1,200,000	1,200,000
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	1,325,000	1,396,219

		2,596,219

Metal Processors & Fabrication — 0.4%
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/20	3,550,000	3,650,958

Metal-Aluminum — 0.2%
Alcoa, Inc. Notes 5.55% due 02/01/17	1,470,000	1,569,263

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 6.75% due 04/16/40	950,000	968,099

Metal-Iron — 0.0%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/18*	325,000	346,938

Miscellaneous Manufacturing — 0.1%
Reddy Ice Corp. Senior Sec. Notes 11.25% due 03/15/15	225,000	233,438
Reddy Ice Corp. Senior Sec. Notes 13.25% due 11/01/15	400,000	356,000

		589,438

Multimedia — 1.0%
Entravision Communications Corp. Senior Sec. Notes 8.75% due 08/01/17	475,000	508,250
NBC Universal, Inc. Senior Notes 5.15% due 04/30/20*	1,100,000	1,134,184
NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	2,000,000	1,947,910
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	1,125,000	1,162,816
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/16	650,000	806,110
News America Holdings, Inc. Company Guar. Notes 9.25% due 02/01/13	1,000,000	1,155,136
News America, Inc. Company Guar. Bonds 7.63% due 11/30/28	1,000,000	1,132,636
Time Warner, Inc. Company Guar. Notes 6.10% due 07/15/40	1,000,000	1,015,791
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/40	1,500,000	1,541,983

		10,404,816

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/19	1,000,000	1,085,596
Waste Management, Inc. Company Guar. Notes 7.38% due 03/11/19	1,150,000	1,382,805

		2,468,401

Office Supplies & Forms — 0.1%
Avery Dennison Corp. Senior Notes 5.38% due 04/15/20	890,000	925,620

Oil & Gas Drilling — 0.2%
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/20*	700,000	683,266
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	990,000	1,225,483

		1,908,749

Oil Companies-Exploration & Production — 1.4%
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15	1,200,000	1,185,000
Berry Petroleum Co. Senior Notes 6.75% due 11/01/20	200,000	204,000
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	525,000	543,375
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	700,000	730,625
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	950,000	1,111,500
Concho Resources, Inc. Senior Notes 7.00% due 01/15/21	650,000	677,625
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/20	475,000	523,094
Denbury Resources, Inc. Company Guar. Notes 9.75% due 03/01/16	525,000	593,250
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/18	800,000	800,000
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	975,000	1,011,563

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)

Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/21*	$500,000	$522,500
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	600,000	657,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 11.75% due 05/15/17	600,000	694,500
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	800,000	876,000
Petrohawk Energy Corp. Company Guar. Notes 7.25% due 08/15/18*	250,000	256,875
Petrohawk Energy Corp. Company Guar. Notes 7.25% due 08/15/18	1,475,000	1,515,562
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	1,075,000	1,126,063
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	440,000	516,428
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	605,000	747,143

		14,292,103

Oil Companies-Integrated — 0.5%
Hess Corp. Senior Notes 5.60% due 02/15/41	2,000,000	1,960,082
Marathon Petroleum Corp. Company Guar. Notes 6.50% due 03/01/41*	830,000	821,261
PC Financial Partnership Notes 5.00% due 11/15/14	1,800,000	1,974,044

		4,755,387

Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	900,000	947,250
Thermon Industries, Inc. Senior Sec. Notes 9.50% due 05/01/17	200,000	215,000

		1,162,250

Oil Refining & Marketing — 0.7%
Coffeyville Resources LLC Senior Sec. Notes 10.88% due 04/01/17*	1,125,000	1,251,563
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,540,000	1,713,750
Valero Energy Corp. Senior Notes 9.38% due 03/15/19	3,340,000	4,246,553

		7,211,866

Oil-Field Services — 0.2%
Aquilex Holdings LLC/Aquilex Finance Corp. Company Guar. Notes 11.13% due 12/15/16	700,000	722,750
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	1,000,000	970,000
Frac Tech Services LLC/Frac Tech Finance, Inc. Company Guar. Notes 7.13% due 11/15/18*	175,000	179,156

		1,871,906

Optical Supplies — 0.1%
Bausch & Lomb, Inc. Senior Notes 9.88% due 11/01/15	1,000,000	1,080,000

Paper & Related Products — 0.8%
Boise Paper Holdings LLC/Boise Co-Issuer Co. Company Guar. Notes 8.00% due 04/01/20	575,000	622,437
Boise Paper Holdings LLC/Boise Finance Co. Company Guar. Notes 9.00% due 11/01/17	700,000	777,000
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18*	125,000	129,688
Clearwater Paper Corp. Senior Notes 10.63% due 06/15/16	250,000	285,312
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	1,375,000	1,546,875
International Paper Co. Senior Notes 7.30% due 11/15/39	1,500,000	1,691,415
International Paper Co. Senior Notes 7.50% due 08/15/21	1,020,000	1,205,675
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/21	1,200,000	1,160,579
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13†(3)(4)	250,000	25
Westvaco Corp. Debentures 7.65% due 03/15/27	1,200,000	1,225,236

		8,644,242

Pharmacy Services — 0.2%
Omnicare, Inc. Company Guar. Notes 6.88% due 12/15/15	1,700,000	1,759,500

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)

Omnicare, Inc. Company Guar. Notes 7.75% due 06/01/20	$200,000	$210,000

		1,969,500

Pipelines — 2.4%
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/18	1,500,000	1,623,750
El Paso Energy Corp. Senior Notes 7.80% due 08/01/31	1,075,000	1,094,340
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	1,300,000	1,389,375
Enterprise Products Operating LLC Company Guar. Notes 9.75% due 01/31/14	3,370,000	4,092,885
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/35	2,540,000	2,416,556
Kinder Morgan Energy Partners LP Senior Notes 5.85% due 09/15/12	1,000,000	1,073,637
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/40	2,960,000	3,078,853
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	1,625,000	1,775,313
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18	1,000,000	1,027,500
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	700,000	707,000
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	3,005,000	3,280,877
Williams Partners LP Senior Notes 5.25% due 03/15/20	2,720,000	2,803,292

		24,363,378

Power Converter/Supply Equipment — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/18	2,160,000	2,427,661

Publishing-Books — 0.1%
ProQuest LLC/ProQuest Notes Co. Company Guar. Notes 9.00% due 10/15/18*	950,000	992,750

Publishing-Periodicals — 0.5%
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16†(1)(6)	1,275,000	9,563
MediMedia USA, Inc. Senior Sub. Notes 11.38% due 11/15/14*	1,750,000	1,522,500
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/18*	325,000	348,562
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	550,000	641,437
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 11.63% due 02/01/14	1,300,000	1,516,125
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(8)	700,000	735,875

		4,774,062

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/19	425,000	459,000

Racetracks — 0.2%
Penn National Gaming, Inc. Senior Sub. Notes 6.75% due 03/01/15	1,075,000	1,097,844
Yonkers Racing Corp. Senior Sec. Notes 11.38% due 07/15/16*	632,000	698,360

		1,796,204

Radio — 0.1%
Citadel Broadcasting Corp. Company Guar. Notes 7.75% due 12/15/18*	200,000	213,000
Sirius XM Radio, Inc. Company Guar. Notes 8.75% due 04/01/15*	675,000	737,438

		950,438

Real Estate Investment Trusts — 1.9%
Boston Properties LP Senior Notes 5.88% due 10/15/19	3,000,000	3,280,392
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	910,000	922,291
Equity One, Inc. Company Guar. Notes 6.25% due 12/15/14	1,500,000	1,614,507
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/20	1,750,000	1,863,034
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	550,000	561,000
Host Hotels & Resorts LP Senior Notes 6.88% due 11/01/14	850,000	877,625
Liberty Property LP Senior Notes 6.63% due 10/01/17	1,300,000	1,496,093
ProLogis Senior Sec. Notes 6.88% due 03/15/20	940,000	1,050,489
ProLogis Senior Notes 7.63% due 08/15/14	1,460,000	1,685,045

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)

Simon Property Group LP Senior Notes 6.13% due 05/30/18	$1,350,000	$1,512,721
Simon Property Group LP Senior Notes 6.75% due 05/15/14	2,025,000	2,286,569
Tanger Properties LP Senior Notes 6.13% due 06/01/20	1,760,000	1,888,385
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.50% due 06/01/16	200,000	208,127

		19,246,278

Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	1,540,000	1,691,271

Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	1,200,000	1,164,289
Susa Partnership LP Notes 8.20% due 06/01/17	250,000	303,225

		1,467,514

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(6)	250,000	25
Aleris International, Inc. Escrow Notes 10.00% due 12/15/16†(1)(6)	450,000	0

		25

Rental Auto/Equipment — 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/19	900,000	938,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	1,100,000	1,210,000
Hertz Corp. Company Guar. Notes 7.38% due 01/15/21*	675,000	702,000
Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	707,000	725,559
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/21*	275,000	281,187
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 9.50% due 12/01/14	525,000	551,250
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	325,000	368,875
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 10.25% due 11/15/19	475,000	527,250
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	1,025,000	1,071,125

		6,375,496

Resorts/Theme Parks — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/18*	1,250,000	1,346,875
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/12†*(1)(4)(6)(9)	475,000	0
Universal City Development Partners, Ltd./UCDP Finance, Inc. Company Guar. Notes 8.88% due 11/15/15	825,000	891,000
Universal City Development Partners, Ltd./UCDP Finance, Inc. Company Guar. Notes 10.88% due 11/15/16	1,125,000	1,248,750

		3,486,625

Retail-Apparel/Shoe — 0.2%
Giraffe Acquisition Corp. Senior Notes 9.13% due 12/01/18*	1,150,000	1,213,250
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	1,000,000	1,140,000

		2,353,250

Retail-Auto Parts — 0.1%
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/21	1,040,000	1,032,648

Retail-Automobile — 0.1%
United Auto Group Company Guar. Notes 7.75% due 12/15/16	1,350,000	1,380,375

Retail-Building Products — 0.1%
Hillman Group, Inc. Company Guar. Notes 10.88% due 06/01/18	725,000	791,156

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 6.75% due 07/15/13	2,140,000	2,369,417

Retail-Discount — 0.2%
Dollar General Corp. Company Guar. Notes 11.88% due 07/15/17(5)	1,425,000	1,653,000

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/27*	609,897	597,991

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	$575,000	$612,375

Retail-Office Supplies — 0.0%
U.S. Office Products Co. Escrow Notes 9.75% due 06/15/30†(1)(6)	300,000	0

Retail-Perfume & Cosmetics — 0.2%
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	1,925,000	2,127,125

Retail-Pet Food & Supplies — 0.1%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/18*	1,325,000	1,424,375

Retail-Propane Distribution — 0.7%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. Senior Notes 7.13% due 05/20/16	2,000,000	2,085,000
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21*	350,000	339,500
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 12/15/14	2,125,000	2,178,125
Inergy LP/Inergy Finance Corp. Senior Notes 6.88% due 08/01/21*	1,525,000	1,538,344
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 03/15/20	650,000	689,812

		6,830,781

Retail-Regional Department Stores — 0.3%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	875,000	858,594
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	875,000	837,812
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	375,000	371,719
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 01/15/32	325,000	323,375
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	275,000	273,625

		2,665,125

Retail-Restaurants — 0.5%
Blue Acquisition Sub, Inc. Company Guar. Notes 9.88% due 10/15/18*	400,000	427,000
DineEquity, Inc. Senior Notes 9.50% due 10/30/18*	1,625,000	1,748,906
Dunkin Finance Corp. Senior Notes 9.63% due 12/01/18*	1,525,000	1,555,500
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	1,525,000	1,570,750

		5,302,156

Retail-Toy Stores — 0.2%
Toys R Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17	1,575,000	1,807,312

Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp. Notes 5.75% due 10/15/12	1,700,000	1,745,081

Schools — 0.2%
Boston University Notes 7.63% due 07/15/97	2,000,000	2,176,370

School-Day Care — 0.1%
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/15*	1,375,000	1,362,969

Semiconductor Components-Integrated Circuits — 0.1%
Maxim Integrated Products, Inc. Senior Notes 3.45% due 06/14/13	1,295,000	1,324,589

Semiconductor Equipment — 0.3%
KLA Tencor Corp. Senior Notes 6.90% due 05/01/18	2,640,000	2,916,015

Soap & Cleaning Preparation — 0.2%
Diversey Holdings, Inc. Senior Notes 10.50% due 05/15/20	1,250,000	1,453,125
Diversey, Inc. Company Guar. Notes 8.25% due 11/15/19	375,000	405,937

		1,859,062

Special Purpose Entities — 1.3%
Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	674,944
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	1,630,000	1,437,204
Capital One Capital IV FRS Ltd. Guar. Notes 6.75% due 02/05/82	2,980,000	2,961,375
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	1,350,000	1,459,688
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	2,850,000	3,013,875
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	2,500,000	2,388,037

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)

Holly Energy Partners LP Company Guar. Notes 6.25% due 03/01/15	$975,000	$965,250
Nalco Finance Holdings, Inc. Senior Notes 9.00% due 02/01/14(8)	183,000	186,431

		13,086,804

Steel Pipe & Tube — 0.3%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	1,120,000	1,087,800
Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/20	350,000	388,500
Valmont Industries, Inc. Senior Notes 6.63% due 04/20/20	1,780,000	1,841,113

		3,317,413

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	1,620,000	2,012,596

Storage/Warehousing — 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC Senior Notes 8.88% due 03/15/18*	1,325,000	1,444,250

Telecom Services — 0.6%
SBA Tower Trust Sec. Notes 5.10% due 04/15/17*	1,790,000	1,844,649
tw telecom holdings, Inc. Company Guar. Notes 8.00% due 03/01/18	650,000	697,125
West Corp. Company Guar. Notes 7.88% due 01/15/19*	1,000,000	1,037,500
West Corp. Company Guar. Notes 8.63% due 10/01/18*	125,000	134,062
West Corp. Company Guar. Notes 11.00% due 10/15/16	1,925,000	2,100,656

		5,813,992

Telecommunication Equipment — 0.8%
CommScope, Inc. Senior Notes 8.25% due 01/15/19*	850,000	881,875
Harris Corp. Senior Notes 5.95% due 12/01/17	6,400,000	7,201,139

		8,083,014

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 6.70% due 11/15/13	520,000	591,591
BellSouth Corp. Bonds 5.20% due 09/15/14	2,000,000	2,199,028
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	900,000	954,000
SBC Communications Senior Notes 5.10% due 09/15/14	2,000,000	2,199,432
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	4,425,000	4,436,062

		10,380,113

Television — 0.0%
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(5)	146,263	159,427
Univision Communications, Inc. Senior Sec. Notes 12.00% due 07/01/14*	150,000	163,687

		323,114

Theaters — 0.3%
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19	1,175,000	1,271,937
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/19	1,475,000	1,570,875

		2,842,812

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	670,000	859,461

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/40	1,240,000	1,222,089

Transport-Equipment & Leasing — 0.1%
Maxim Crane Works LP Senior Sec. Notes 12.25% due 04/15/15*	850,000	845,750

Transport-Rail — 1.1%
Burlington North Santa Fe Corp. Notes 4.88% due 01/15/15	2,900,000	3,163,305
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/21	315,125	371,603
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	2,900,000	2,949,335
Kansas City Southern Railway Co. Senior Notes 8.00% due 06/01/15	825,000	891,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)

Union Pacific Corp. Senior Notes 4.88% due 01/15/15	$3,320,000	$3,597,755

		10,972,998

Transport-Services — 0.2%
PHI, Inc. Company Guar. Notes 8.63% due 10/15/18	925,000	957,375
United Parcel Service, Inc. Senior Notes 3.13% due 01/15/21	800,000	742,291

		1,699,666

Vitamins & Nutrition Products — 0.2%
General Nutrition Centers, Inc. FRS Company Guar. Notes 5.75% due 03/15/14(5)	1,600,000	1,589,000
General Nutrition Centers, Inc. Company Guar. Notes 10.75% due 03/15/15	200,000	201,500

		1,790,500

Web Hosting/Design — 0.1%
Terremark Worldwide, Inc. Senior Sec. Notes 12.00% due 06/15/17	1,175,000	1,465,813

Wire & Cable Products — 0.4%
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/17	1,450,000	1,471,750
General Cable Corp. Company Guar. Notes 7.13% due 04/01/17	1,930,000	1,987,900
International Wire Group, Inc. Senior Sec. Notes 9.75% due 04/15/15*	850,000	884,000

		4,343,650

Wireless Equipment — 0.2%
American Tower Corp. Senior Notes 4.50% due 01/15/18	1,800,000	1,787,742

Total U.S. Corporate Bonds & Notes (cost $783,376,885)		842,713,705

FOREIGN CORPORATE BONDS & NOTES — 14.0%
Advertising Agencies — 0.1%
MDC Partners, Inc. Company Guar. Notes 11.00% due 11/01/16	1,325,000	1,457,500

Aerospace/Defense — 0.1%
Embraer Overseas, Ltd. Company Guar. Notes 6.38% due 01/15/20	675,000	711,281

Agricultural Chemicals — 0.2%
Fertinitro Finance, Inc. Company Guar. Notes 8.29% due 04/01/20*(6)(7)	1,005,000	854,250
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/15*	1,270,000	1,242,304

		2,096,554

Banks-Commercial — 0.6%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(10)	2,850,000	2,565,000
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/15*	3,500,000	3,260,747

		5,825,747

Banks-Money Center — 0.2%
Deutsche Bank AG Senior Notes 3.25% due 01/11/16	2,480,000	2,490,664

Beverages-Wine/Spirits — 0.4%
Bacardi, Ltd. Senior Notes 7.45% due 04/01/14*	3,630,000	4,222,227

Broadcast Services/Program — 0.6%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	6,015,000	6,632,536

Building & Construction Products-Misc. — 0.1%
Reliance Intermediate Holdings LP Senior Notes 9.50% due 12/15/19*	900,000	973,364

Cellular Telecom — 0.8%
America Movil SA de CV Notes 5.75% due 01/15/15	2,900,000	3,232,120
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*(6)(7)	2,250,000	2,320,313
Digicel Group, Ltd. Senior Notes 9.13% due 01/15/15*(6)(7)	935,000	966,556
Digicel Group, Ltd. Senior Notes 10.50% due 04/15/18*(6)(7)	75,000	83,531
Rogers Communications, Inc. Company Guar. Notes 5.50% due 03/15/14	1,860,000	2,054,816

		8,657,336

Chemicals-Diversified — 0.1%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	475,000	516,039

Computers-Memory Devices — 0.2%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,750,000	1,802,500

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Containers-Metal/Glass — 0.1%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/20*	$1,275,000	$1,380,187

Diversified Financial Services — 0.3%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/16*	380,000	382,207
Hyundai Capital Services, Inc. Notes 6.00% due 05/05/15*	2,380,000	2,577,468

		2,959,675

Diversified Manufacturing Operations — 0.7%
Ingersoll Rand Global Holding Co. Company Guar. Notes 6.88% due 08/15/18	1,610,000	1,850,024
Tyco Electronics Group SA Company Guar. Notes 5.95% due 01/15/14	2,870,000	3,152,861
Tyco International Finance SA Company Guar. Notes 3.75% due 01/15/18	2,350,000	2,354,818

		7,357,703

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/20*	600,000	604,657

Diversified Operations — 0.2%
Hutchison Whampoa International, Ltd. Company Guar. Notes 6.50% due 02/13/13*	433,000	472,706
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/19*	1,000,000	1,203,502
Stena AB Senior Notes 7.00% due 12/01/16	250,000	244,375

		1,920,583

Electric-Generation — 0.1%
Korea Hydro & Nuclear Power Co., Ltd. Senior Notes 6.25% due 06/17/14*	1,155,000	1,281,543

Electric-Integrated — 0.1%
Enersis SA Notes 7.40% due 12/01/16	600,000	682,513

Electronic Components-Misc. — 0.2%
Koninklijke Philips Electronics NV Senior Notes 5.75% due 03/11/18	1,590,000	1,788,791

Finance-Investment Banker/Broker — 0.5%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/20*	3,500,000	3,497,459
Macquarie Group, Ltd. Notes 7.63% due 08/13/19*	1,020,000	1,125,064

		4,622,523

Gambling (Non-Hotel) — 0.1%
Great Canadian Gaming Corp. Company Guar. Notes 7.25% due 02/15/15*	1,450,000	1,482,625

Gold Mining — 0.2%
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	750,000	747,473
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	1,660,000	1,600,913

		2,348,386

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	2,500,000	2,865,045

Investment Companies — 0.1%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.50% due 11/16/11*	1,400,000	1,450,110

Investment Management/Advisor Services — 0.2%
Invesco, Ltd. Company Guar. Notes 5.63% due 04/17/12	2,000,000	2,084,084

Metal-Diversified — 0.6%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/15	1,750,000	1,931,998
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	2,380,000	2,763,333
Rio Tinto Finance USA, Ltd. Company Guar. Notes 8.95% due 05/01/14	1,000,000	1,214,933

		5,910,264

Multimedia — 0.3%
Pearson Funding Two PLC Notes 4.00% due 05/17/16*	2,800,000	2,836,230
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	475,000	492,813

		3,329,043

Non-Ferrous Metals — 0.2%
Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,627,776

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/20	840,000	857,263

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	$770,000	$841,599
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	4,960,000	5,020,869
Talisman Energy, Inc. Senior Notes 3.75% due 02/01/21	500,000	467,397

		6,329,865

Oil Companies-Integrated — 1.3%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	1,000,000	1,013,225
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	1,000,000	1,048,750
Petro-Canada Bonds 5.35% due 07/15/33	2,650,000	2,509,214
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	2,000,000	2,029,150
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/15	5,000,000	5,318,750
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/20	1,600,000	1,693,120
Qatar Petroleum Notes 5.58% due 05/30/11*	222,400	224,624

		13,836,833

Oil Refining & Marketing — 0.1%
Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	599,735

Oil-Field Services — 0.3%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	600,000	652,646
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	2,100,000	2,260,999

		2,913,645

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	275,000	286,000
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	275,000	323,125

		609,125

Pipelines — 0.4%
Enbridge, Inc. Senior Notes 5.60% due 04/01/17	3,870,000	4,370,449

Satellite Telecom — 0.7%
Inmarsat Finance PLC Company Guar. Notes 7.38% due 12/01/17*	325,000	345,312
Intelsat Intermediate Holding Co. SA Company Guar. Bonds 9.50% due 02/01/15(8)	4,500,000	4,657,500
Intelsat Jackson Holdings SA Company Guar. Notes 11.25% due 06/15/16	2,025,000	2,176,875

		7,179,687

Security Services — 0.1%
Garda World Security Corp. Senior Notes 9.75% due 03/15/17*	1,175,000	1,260,187

Seismic Data Collection — 0.2%
Cie Generale de Geophysique-Veritas Company Guar. Bonds 9.50% due 05/15/16	325,000	363,188
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/17	1,175,000	1,236,687

		1,599,875

Semiconductor Equipment — 0.1%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18	1,150,000	1,250,625

Steel-Producers — 0.7%
ArcelorMittal Senior Notes 5.25% due 08/05/20	3,000,000	2,977,860
ArcelorMittal Senior Notes 6.13% due 06/01/18	1,425,000	1,515,944
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/21*	2,570,000	2,589,687

		7,083,491

Telecom Services — 0.0%
Digicel, Ltd. Senior Notes 12.00% due 04/01/14*(6)(7)	400,000	466,500

Telephone-Integrated — 1.2%
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 07/08/14	960,000	1,039,264
France Telecom SA Senior Notes 5.38% due 07/08/19	1,600,000	1,764,504
KT Corp. Notes 5.88% due 06/24/14*	3,050,000	3,283,970
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	2,440,000	2,607,845

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)

Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	$1,575,000	$1,675,755
Virgin Media Finance PLC Company Guar. Notes 9.50% due 08/15/16	1,525,000	1,732,781

		12,104,119

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Bonds 7.13% due 10/15/31	2,950,000	3,274,583

Transport-Services — 0.1%
Ceva Group PLC Senior Sec. Notes 11.63% due 10/01/16*	125,000	138,125
CHC Helicopter SA Senior Sec. Notes 9.25% due 10/15/20*	1,000,000	1,065,000

		1,203,125

Total Foreign Corporate Bonds & Notes (cost $133,872,784)		144,020,363

FOREIGN GOVERNMENT AGENCIES — 1.0%
Sovereign — 0.8%
State Of Qatar Senior Notes 5.25% due 01/20/20*	2,185,000	2,305,175
United Mexican States Senior Notes 6.63% due 03/03/15	5,150,000	5,922,500

		8,227,675

SupraNational Banks — 0.2%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/16	710,000	704,763
Corporacion Andina de Fomento Notes 8.13% due 06/04/19	1,000,000	1,194,971

		1,899,734

Total Foreign Government Agencies (cost $9,271,368)		10,127,409

U.S. GOVERNMENT AGENCIES — 0.1%
Resolution Funding Corp — 0.1%
Resolution Funding Corp. STRIPS zero coupon due 01/15/21 (cost $294,842)	640,000	434,258

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Home Furnishings — 0.0%
CVC Claims Litigation Trust†(1)(6)(7) (cost $50,370)	5	0

PREFERRED STOCK — 0.2%
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	1,467	1,409,695

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%	30,000	420

Real Estate Investment Trusts — 0.1%
ProLogis Trust, Series C 8.54%	20,000	1,058,000

Total Preferred Stock (cost $3,401,251)		2,468,115

Total Long-Term Investment Securities (cost $930,670,441)		1,000,198,645

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/11 (cost $5,430,000)	$5,430,000	5,430,000

TOTAL INVESTMENTS (cost $936,100,441)(11)	97.9%	1,005,628,645
Other assets less liabilities	2.1	21,252,135

NET ASSETS	100.0%	$1,026,880,780

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2011, the aggregate value of these securities was $216,309,537 representing 21.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Collateralized Mortgage Obligation
(3)	Company has filed for Chapter 11 bankruptcy protection.
(4)	Bond in default
(5)	Income may be received in cash or additional bonds at the discretion of the issuer.
(6)	Illiquid security. At January 31, 2011, the aggregate value of these securities was $5,897,937 representing 0.6% of net assets.

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2011, the Corporate Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

CVC Claims Litigation Trust Membership Interest Certificates	5/19/2006	$5	$9,558	$0	$0.00	0.00%
Digicel Group, Ltd 8.88% due 01/15/15	2/22/2007	100,000	100,000
	2/20/2008	300,000	261,000
	4/2/2008	400,000	336,000
	4/14/2008	75,000	62,531
	12/5/2008	550,000	302,500
	12/11/2008	825,000	499,125

		2,250,000	1,561,156	2,320,313	103.13	0.23
Digicel Group, Ltd 9.13% due 01/15/15	2/22/2007	275,000	275,000
	7/1/2007	10,000	9,619
	12/12/2007	150,000	139,500
	10/1/2008	500,000	405,000

		935,000	829,119	966,556	103.37	0.09
Digicel Group, Ltd 10.50% due 04/15/18	3/16/2010	75,000	75,000	83,531	111.37	0.01
Digicel, Ltd. 12.00% due 04/01/14	3/6/2009	250,000	224,003
	6/2/2009	150,000	147,750

		400,000	371,753	466,500	116.63	0.05
Fertinitro Finance, Inc. 8.29% due 04/01/20	5/14/1999	555,000	427,874
	5/27/1999	450,000	346,071

		1,005,000	773,945	854,250	85.00	0.08
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07	9/15/1997	50,000	51,970
	2/27/1998	25,000	26,905
	4/28/1998	50,000	52,913

		125,000	131,788	0	0.00	0.00

				$4,691,150		0.46%

(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Company has filed for Chapter 7 bankruptcy.
(10)	Perpetual maturity — maturity date reflects the next call date.
(11)	See Note 3 for cost of investments on a tax basis.
(12)	Bond is in default and did not pay principal at maturity.
STRIPS — Separate trading of Registered Interest and Principal of Securities
FRS — Floating Rate Security
VRS — Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at January 31, 2011.
The dates shown on debt obligations are the original maturity dates.

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	January 31, 2011	(Depreciation)

260	Long	U.S. Treasury 30 YR Bonds	March 2011	$32,687,437	$31,362,500	$(1,324,937)

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$—	$8,020	$8,020
Convertible Bonds & Notes	—	426,775	—	426,775
U.S. Corporate Bonds & Notes	—	842,704,117	9,588	842,713,705
Foreign Corporate Bonds & Notes	—	144,020,363	—	144,020,363
Foreign Government Agencies	—	10,127,409	—	10,127,409
U.S. Government Agencies	—	434,258	—	434,258
Membership Interest Certificates	—	—	0	0
Preferred Stock	2,468,115	—	—	2,468,115
Short-Term Investment Securities:
Time Deposit	—	5,430,000	—	5,430,000

Total	$2,468,115	$1,003,142,922	$17,608	$1,005,628,645

Liabilities:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$1,324,937	$—	$—	$1,324,937

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

				Membership
	Asset Backed	U.S. Corporate		Interest
	Securities	Bonds & Notes	Common Stock	Certificates

Balance as of 1/31/2010	$16,914	$0	$817,838	$3
Accrued discounts/premiums	—	4,174	—	—
Realized gain (loss)	47	(568,376)	(2,411,612)	(29,700)
Change in unrealized appreciation (depreciation)(1)	2,549	573,765	1,991,129	35,275
Net purchases (sales)	(11,490)	—	(397,355)	(5,578)
Transfers in and/or out of Level 3(2)	—	25	—	—

Balance as of 1/31/2011	$8,020	$9,588	$—	$0

(1)	The total change in unrealized appreciation (depreciation) in the statement of operations included attributable to level 3 investments still held at January 31, 2011 includes:

			Membership
Asset Backed	U.S. Corporate		Interest
Securities	Bonds & Notes	Common Stock	Certificates

$2,549	$7,756	$—	$—

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Sovereign	45.8%
Banks-Special Purpose	12.7
Banks-Commercial	10.4
United States Treasury Bonds	4.7
Sovereign Agency	4.0
Diversified Financial Services	3.0
Diversified Banking Institutions	2.7
Banks-Mortgage	2.7
Collateralized Mortgage Obligation — Other	2.3
SupraNational Banks	2.3
Time Deposit	2.0
United States Treasury Notes	1.4
Banks-Money Center	0.8
Electric-Integrated	0.7
Oil Companies-Integrated	0.7
Asset Backed Securities	0.6
Food-Misc.	0.5
Finance-Leasing Companies	0.4
Oil-Field Services	0.4
Finance-Other Services	0.3
Finance-Consumer Loans	0.3
Home Equity Other	0.3
Telephone-Integrated	0.3
Special Purpose Entities	0.2
Medical-Drugs	0.2
Finance-Investment Banker/Broker	0.2
Computers	0.2
Cable TV	0.1

100.2%

Country Allocation*

Germany	20.3%
United States	16.2
Japan	12.6
Italy	10.2
United Kingdom	10.2
Canada	6.2
Netherlands	4.4
France	3.3
Denmark	2.7
Norway	2.4
Luxembourg	2.7
Finland	2.1
Belgium	1.9
Spain	1.6
Sweden	1.5
Switzerland	0.7
Ireland	0.7
Austria	0.5

100.2%

Credit Quality#†

Government — Treasury	6.4%
AAA	52.2
AA	19.6
A	15.1
BBB	0.6
CCC	1.4
CC	0.5
Not rated@	4.2

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Standard and Poors
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Principal	Value
Security Description		Amount**	(Note 2)

ASSET BACKED SECURITIES — 5.2%
United Kingdom — 0.8%
Arkle Master Issuer PLC FRS Series 2010-2X, Class 2A 2.55% due 05/17/60(1)	EUR	500,000	$683,973
Permanent Master Issuer PLC FRS Series 2006-1, Class 6A1 0.89% due 04/15/20(1)	GBP	200,000	310,482
Silverstone Master Issuer PLC FRS Series 2010-1A, Class A2 2.50% due 01/21/55*(1)(2)	EUR	900,000	1,232,229

			2,226,684

United States — 4.4%
American Home Mtg. Assets FRS Series 2007-1, Class A1 1.03% due 02/25/47(1)		1,355,355	720,340
American Home Mtg. Investment Trust FRS Series 2004-3, Class 1A 0.63% due 10/25/34(1)		5,799	5,453
CIT Mtg. Loan Trust FRS Series 2007-1, Class 2A1 1.26% due 10/25/37*(2)		155,587	149,488
CIT Mtg. Loan Trust FRS Series 2007-1, Class 2A2 1.51% due 10/25/37*(2)		300,000	222,183
CIT Mtg. Loan Trust FRS Series 2007-1, Class 2A3 1.70% due 10/25/37*(2)		400,000	220,114
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.47% due 03/20/46(1)		1,118,610	676,270
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.53% due 02/25/36(1)		1,232,970	767,459
Countrywide Alternative Loan Trust FRS Series 2007-0A11, Class A1A 1.71% due 11/25/47(1)		892,216	519,857
Countrywide Alternative Loan Trust Series 2005 46CB Class A8 5.50% due 10/25/35(1)		697,363	678,976
Countrywide Alternative Loan Trust Series 2007 15CB Class A5 5.75% due 07/25/37(1)		1,350,750	997,744
HSBC Home Equity Loan Trust FRS Series 2007-3, Class APT 1.46% due 11/20/36		844,178	777,136
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.50% due 06/25/47(1)		1,557,117	881,213
NCUA Guaranteed Notes Series 2010-C1, Class A2 2.90% due 10/29/20(1)		1,000,000	988,801
Residential Accredit Loans, Inc. Series 2005-QS13 Class 2A3 5.75% due 09/25/35(1)		370,369	321,959
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.78% due 11/20/34(1)		$143,760	132,837
SLM Student Loan Trust FRS Series 2003-10A, Class A1A 1.71% due 12/15/16*(2)		800,000	799,996
SLM Student Loan Trust FRS Series 2003-10A, Class A1B 1.71% due 12/15/16*(2)		1,200,000	1,199,994
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2007-10, Class 1A1 6.00% due 11/25/37(1)		936,378	496,630
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series 2007-OA2 Class 2A 1.02% due 01/25/47(1)		685,191	356,375
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series-AR5 Class 4A 1.32% due 06/25/46(1)		1,850,771	898,507
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 6.20% due 12/28/37(1)		1,264,914	965,028

			12,776,360

Total Asset Backed Securities (cost $19,569,982)			15,003,044

CORPORATE BONDS & NOTES — 37.3%
Australia — 0.0%
Australia & New Zealand Banking Group, Ltd. Senior Notes 3.38% due 03/01/11	EUR	100,000	137,140

Austria — 0.5%
Erste Group Bank AG Government Guar. Notes 2.25% due 05/13/11	EUR	1,150,000	1,578,237

Canada — 4.2%
Bank of Montreal Notes 2.63% due 01/25/16*(2)		2,600,000	2,597,579
Bank of Nova Scotia Notes 1.45% due 07/26/13*		2,800,000	2,808,171
Bank of Nova Scotia Bonds 5.75% due 01/28/14	AUD	1,200,000	1,192,960
Canadian Imperial Bank of Commerce Bonds 2.00% due 02/04/13*		1,000,000	1,017,380
Canadian Imperial Bank of Commerce Notes 2.60% due 07/02/15*		460,000	463,345
Canadian Imperial Bank of Commerce Notes 2.75% due 01/27/16*(2)		1,700,000	1,704,328

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)
Canada (continued)

Canadian Imperial Bank of Commerce Senior Notes 5.75% due 12/19/13	AUD	800,000	$795,132
National Bank of Canada Notes 1.65% due 01/30/14*(2)		700,000	700,713
Toronto-Dominion Bank Notes 2.20% due 07/29/15		940,000	929,475

			12,209,083

France — 1.7%
BNP Paribas Senior Notes 2.88% due 07/13/15	EUR	600,000	810,559
Cie de Financement Foncier Notes 1.63% due 07/23/12*		1,000,000	1,002,975
Cie de Financement Foncier Company Guar. Notes 2.13% due 04/22/13(2)		600,000	605,394
Cie de Financement Foncier Notes 2.25% due 01/25/13	EUR	1,100,000	1,503,668
HSBC Covered Bonds Bonds 3.38% due 01/20/17	EUR	700,000	951,794

			4,874,390

Germany — 13.5%
Commerzbank AG Government Guar. Notes 2.75% due 01/13/12	EUR	1,700,000	2,358,207
IKB Deutsche Industriebank AG Government Guar. Notes 2.88% due 01/27/12	EUR	900,000	1,251,920
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 0.75% due 03/22/11	JPY	1,070,000,000	13,044,862
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 1.35% due 01/20/14	JPY	700,000,000	8,775,337
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 2.05% due 02/16/26	JPY	731,000,000	9,207,251
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 2.60% due 06/20/37	JPY	255,000,000	3,412,138
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 5.00% due 12/01/20	SEK	2,000,000	329,820
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 6.00% due 08/20/20	AUD	800,000	769,616

			39,149,151

Ireland — 0.6%
GE Capital UK Funding Senior Notes 8.00% due 01/14/39	GBP	850,000	1,757,981

Italy — 0.1%
Intesa Sanpaolo SpA Senior Notes 3.63% due 08/12/15*		250,000	236,666

Japan — 4.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.60% due 01/22/13*		1,250,000	1,276,092
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/18	JPY	860,000,000	11,244,699
Japan Government Ten Year Bond Senior Bonds 1.90% due 06/20/16	JPY	23,900,000	311,836

			12,832,627

Luxembourg — 0.4%
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*(2)		300,000	326,963
John Deere Bank SA Company Guar. Notes 6.00% due 06/13/11	EUR	650,000	903,022

			1,229,985

Netherlands — 2.1%
Achmea Hypotheekbank NV Government Liquid Guar. Notes 3.20% due 11/03/14*		1,700,000	1,758,583
E.ON International Finance BV Company Guar. Notes 5.50% due 01/19/16	EUR	1,050,000	1,579,214
ING Bank NV Notes 2.50% due 01/14/16*		1,500,000	1,468,788
LeasePlan Corp NV Government Guar. Notes 3.25% due 05/22/14	EUR	875,000	1,228,098

			6,034,683

Norway — 2.4%
DNB Nor Boligkreditt AS Bonds 2.10% due 10/14/15*		1,200,000	1,160,650
DNB Nor Boligkreditt AS Notes 2.75% due 04/20/15	EUR	200,000	271,381
DNB Nor Boligkreditt AS Bonds 3.38% due 01/20/17	EUR	700,000	958,424

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)
Norway (continued)

Schlumberger Norge AS Company Guar. Notes 3.00% due 03/18/13		$1,150,000	$1,187,045
Sparebank 1 Boligkreditt Bond 1.25% due 10/25/13*		2,200,000	2,190,016
Sparebank 1 Boligkreditt Notes 5.00% due 09/10/13	EUR	200,000	290,881
Statoil ASA Company Guar. Notes 4.38% due 03/11/15	EUR	550,000	795,468

			6,853,865

Sweden — 1.2%
Nordea Hypotek AB Notes 3.50% due 01/18/17	EUR	800,000	1,100,343
Swedbank AB Government Guar. Notes 3.38% due 05/27/14	EUR	825,000	1,164,076
Swedish Covered Bond Notes 3.00% due 02/03/15	EUR	800,000	1,098,494

			3,362,913

Switzerland — 0.7%
Credit Suisse London Senior Notes 6.13% due 05/16/14	EUR	450,000	671,742
UBS AG Bonds 3.88% due 12/02/19	EUR	500,000	686,259
UBS AG Senior Notes 4.88% due 08/04/20		650,000	654,186

			2,012,187

United Kingdom — 1.8%
Abbey National Treasury Services PLC Bank Guar. Notes 4.13% due 09/14/17	GBP	450,000	673,016
Credit Suisse Guernsey Senior Notes 2.88% due 09/24/15	EUR	200,000	265,663
HSBC Bank PLC Senior Notes 1.63% due 08/12/13*(2)		2,050,000	2,047,338
Lloyds TSB Bank PLC Government Liquid Guar. Notes 2.80% due 04/02/12*(2)		1,500,000	1,535,912
Royal Bank of Scotland PLC Senior Notes 4.88% due 08/25/14*		750,000	770,684

			5,292,613

United States — 3.7%
AT&T, Inc. Senior Notes 6.70% due 11/15/13		650,000	739,489
Citigroup, Inc. Senior Notes 4.75% due 05/19/15		$650,000	685,983
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/22		110,000	150,130
ConocoPhillips Senior Notes 5.75% due 02/01/19		900,000	1,023,342
Eli Lilly & Co. Senior Notes 3.55% due 03/06/12		600,000	617,854
General Electric Capital Corp. FDIC Guar. Notes 4.00% due 06/15/12	EUR	700,000	988,669
International Business Machines Corp. Senior Notes 6.63% due 01/30/14	EUR	400,000	608,944
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/20		950,000	930,200
Kraft Foods, Inc. Senior Notes 2.63% due 05/08/13		1,350,000	1,391,170
MassMutual Global Funding II Senior Notes 2.30% due 09/28/15*(2)		400,000	390,528
MassMutual Global Funding II Senior Sec. Notes 2.88% due 04/21/14*(2)		300,000	312,876
Morgan Stanley Senior Notes 6.00% due 05/13/14		600,000	656,470
Morgan Stanley Senior Notes 6.50% due 04/15/11	EUR	250,000	344,689
Wells Fargo Bank NA Senior Notes 6.00% due 05/23/13	EUR	400,000	584,647
WM Covered Bond Program Sec. Notes 4.00% due 09/27/16	EUR	850,000	1,160,212

			10,585,203

Total Corporate Bonds & Notes (cost $95,467,766)			108,146,724

GOVERNMENT AGENCIES — 29.4%
Belgium — 1.9%
Kingdom of Belgium Bonds 2.75% due 03/28/16	EUR	720,000	948,624
Kingdom of Belgium Bonds 3.50% due 03/28/15	EUR	840,000	1,161,081
Kingdom of Belgium Bonds 3.75% due 09/28/20	EUR	1,420,000	1,882,524

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

GOVERNMENT AGENCIES (continued)
Belgium (continued)

Kingdom of Belgium Bonds 4.00% due 03/28/14	EUR	1,010,000	$1,429,637

			5,421,866

Canada — 2.0%
Government of Canada Bonds 2.50% due 06/01/15	CAD	2,460,000	2,469,630
Government of Canada Bonds 3.50% due 06/01/13	CAD	1,940,000	2,013,485
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,000,000	1,266,291

			5,749,406

Denmark — 2.7%
Kingdom of Denmark Bonds 1.88% due 03/16/12		2,800,000	2,845,657
Kingdom of Denmark Notes 2.25% due 05/14/12		1,600,000	1,635,705
Kingdom of Denmark Bonds 3.13% due 03/17/14	EUR	600,000	845,215
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	7,600,000	1,495,623
Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	5,000,000	952,690

			7,774,890

Finland — 2.1%
Government of Finland Senior Notes 3.13% due 09/15/14	EUR	2,550,000	3,621,909
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	1,560,000	2,312,298

			5,934,207

France — 1.6%
Republic of France Bonds 3.50% due 04/25/20	EUR	3,400,000	4,669,868

Germany — 6.8%
Federal Republic of Germany Bonds 3.00% due 07/04/20	EUR	480,000	649,470
Federal Republic of Germany Bonds 3.50% due 01/04/16	EUR	1,050,000	1,512,062
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	450,000	653,929
Federal Republic of Germany Bonds 4.00% due 07/04/16	EUR	3,200,000	4,711,279
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	1,580,000	2,404,244
Federal Republic of Germany Bonds 4.75% due 07/04/40	EUR	510,000	840,224
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	1,820,000	3,113,646
Federal Republic of Germany Bonds 5.63% due 01/04/28	EUR	2,090,000	3,565,745
Federal Republic of Germany Bonds 6.50% due 07/04/27	EUR	1,280,000	2,368,871

			19,819,470

Ireland — 0.1%
Republic of Ireland Bonds 4.50% due 04/18/20	EUR	40,000	39,448
Republic of Ireland Notes 5.00% due 10/18/20	EUR	110,000	110,364

			149,812

Japan — 8.2%
Government of Japan Bonds 1.10% due 09/20/12	JPY	500,000,000	6,182,377
Government of Japan Senior Bonds 1.70% due 12/20/16	JPY	142,000,000	1,838,256
Government of Japan Bonds 1.90% due 03/20/24	JPY	450,000,000	5,702,862
Government of Japan Bonds 2.00% due 12/20/25	JPY	70,000,000	882,886
Government of Japan Bonds 2.10% due 12/20/26	JPY	35,000,000	444,338
Government of Japan Senior Bonds 2.10% due 09/20/29	JPY	100,000,000	1,246,739
Government of Japan Bonds 2.10% due 12/20/29	JPY	100,000,000	1,244,396
Government of Japan Bonds 2.30% due 03/20/39	JPY	145,000,000	1,833,840
Japanese Government CPI Linked Bonds 1.00% due 06/10/16	JPY	353,137,400	4,289,449

			23,665,143

Netherlands — 2.3%
Government of Netherlands Bonds 2.75% due 01/15/15	EUR	1,150,000	1,607,486
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	1,750,000	2,485,648

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

GOVERNMENT AGENCIES (continued)
Netherlands (continued)

Government of Netherlands Bonds 4.00% due 07/15/19	EUR	630,000	$912,766
Government of Netherlands Bonds 4.25% due 07/15/13	EUR	1,200,000	1,745,765

			6,751,665

Spain — 1.6%
Kingdom of Spain Bonds 3.00% due 04/30/15	EUR	850,000	1,106,089
Kingdom of Spain Bonds 3.25% due 04/30/16	EUR	500,000	639,807
Kingdom of Spain Bonds 4.30% due 10/31/19	EUR	400,000	515,113
Kingdom of Spain Bonds 4.85% due 10/31/20	EUR	370,000	491,133
Kingdom of Spain Bonds 5.50% due 04/30/21	EUR	1,440,000	1,992,968

			4,745,110

Sweden — 0.1%
Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	2,300,000	400,453

Total Government Agencies (cost $76,650,713)			85,081,890

GOVERNMENT TREASURIES — 24.0%
Italy — 10.1%
Republic of Italy Bonds 3.00% due 04/15/15	EUR	4,410,000	5,885,796
Republic of Italy Bonds 3.00% due 11/01/15	EUR	530,000	700,774
Republic of Italy Bonds 4.00% due 09/01/20	EUR	300,000	391,974
Republic of Italy Bonds 4.00% due 02/01/37	EUR	580,000	653,709
Republic of Italy Bonds 4.25% due 10/15/12	EUR	10,540,000	14,847,896
Republic of Italy Bonds 4.25% due 02/01/15	EUR	1,030,000	1,446,101
Republic of Italy Bonds 4.50% due 02/01/20	EUR	1,530,000	2,089,773
Republic of Italy Bonds 5.00% due 08/01/34	EUR	610,000	798,517
Republic of Italy Bonds 6.00% due 05/01/31	EUR	1,660,000	2,441,158

			29,255,698

Sweden — 0.2%
Vattenfall Treasury AB Company Guar. Notes 6.75% due 01/31/19	EUR	400,000	647,327

United Kingdom — 7.6%
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/16	GBP	1,140,000	1,771,509
2.75% due 01/22/15	GBP	7,010,000	11,429,970
4.25% due 03/07/36	GBP	210,000	325,691
4.50% due 09/07/34	GBP	1,530,000	2,463,257
4.50% due 12/07/42	GBP	1,200,000	1,939,098
5.25% due 06/07/12	GBP	50,000	84,724
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 08/23/11	GBP	580,000	2,876,039
6.23% due 08/16/13	GBP	240,000	1,075,713

			21,966,001

United States — 6.1%
United States Treasury Bonds 2.38% due 01/15/25 TIPS		591,988	650,215
2.38% due 01/15/27 TIPS		802,878	873,819
3.88% due 08/15/40		2,110,000	1,871,967
4.38% due 11/15/39		2,460,000	2,385,816
4.50% due 08/15/39		700,000	693,657
5.25% due 11/15/28		700,000	786,187
5.50% due 08/15/28		1,220,000	1,409,672
8.00% due 11/15/21(3)		3,650,000	5,133,382
United States Treasury Notes 0.75% due 12/15/13		2,500,000	2,487,500
1.25% due 07/15/20 TIPS		1,344,395	1,379,266
2.13% due 12/31/15		100,000	100,969

			17,772,450

Total Government Treasuries (cost $71,154,186)			69,641,476

FOREIGN DEBT OBLIGATION — 2.3%
Supranational — 2.3%
Asian Development Bank Senior Notes 2.35% due 06/21/27	JPY	40,000,000	523,790
European Investment Bank Senior Notes 2.13% due 01/15/14	EUR	3,400,000	4,650,223
European Investment Bank Senior Notes 5.00% due 12/01/20	SEK	2,950,000	484,231
Inter-American Development Bank Notes 7.00% due 06/15/25		850,000	1,041,776

Total Foreign Debt Obligations (cost $6,459,995)			6,700,020

Total Long-Term Investment Securities (cost $269,302,642)			$284,573,154

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount**	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Time Deposit — 2.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/11 (cost $5,616,000)	$5,616,000	$5,616,000

TOTAL INVESTMENTS (cost $274,918,642)(4)	100.2%	290,189,154
Liabilities in excess of other assets	(0.2)	(490,847)

NET ASSETS	100.0%	$289,698,307

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2011, the aggregate value of these securities was $27,593,591 representing 9.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation
(2)	Illiquid security. At January 31, 2011, the aggregate value of these securities was $14,045,635 representing 4.8% of net assets.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.
CPI  — Consumer Price Index
FDIC — Federal Deposit Insurance Corp.
TIPS  — Treasury Inflation Protected Securities
FRS  — Floating Rate Security
VRS  — Variable Rate Security
The rates shown on FRS and VRS are the current interest rates as of January 31, 2011.
The dates shown on debt obligations are the original maturity dates.

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	January 31, 2011	(Depreciation)

29	Long	Euro-BOBL	March 2011	$4,721,914	$4,644,646	$(77,268)
90	Long	Euro-Bund	March 2011	15,396,438	15,268,279	(128,159)
77	Short	Euro-Shatz	March 2011	11,447,704	11,409,154	38,550
67	Short	90 Day Euro Dollar	March 2011	16,677,131	16,692,213	(15,082)
473	Long	90 Day Euro Dollar	September 2011	117,568,039	117,635,100	67,061
478	Short	90 Day Euro Dollar	September 2012	117,679,975	117,803,100	(123,125)
3	Long	Japanese 10 Year Bond	March 2011	5,113,516	5,127,059	13,543
25	Long	Life Long Gilt	March 2011	4,792,902	4,698,333	(94,569)
47	Long	U.S. Treasury 10 Year Note	March 2011	5,753,026	5,677,453	(75,573)
45	Long	U.S. Treasury 2 Year Note	March 2011	9,851,794	9,863,438	11,644
44	Long	U.S. Treasury 5 Year Note	March 2011	5,184,854	5,210,219	25,365
13	Short	U.S. Treasury Long Bond	March 2011	1,557,229	1,568,125	(10,896)

						$(368,509)

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Open Forward Foreign Currency Contracts

						Unrealized	Unrealized
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Appreciation	(Depreciation)

Bank of America N.A.	EUR	497,000	CHF	639,676	3/16/2011	$—	$(2,215)
	EUR	1,790,149	USD	2,350,000	3/16/2011	—	(99,685)
	NZD	426,000	USD	325,566	3/16/2011	—	(2,119)
	USD	2,353,179	EUR	1,769,161	3/16/2011	67,786	—
	USD	499,000	JPY	41,202,230	3/16/2011	3,124	—

						70,910	(104,019)

Barclays Bank	EUR	1,988,157	USD	2,652,518	2/17/2011	—	(69,036)
	EUR	330,378	SEK	3,041,964	3/16/2011	18,755	—
	NZD	346,895	GBP	168,000	3/16/2011	2,189	—
	SEK	2,139,122	USD	320,746	3/22/2011	—	(10,277)
	USD	391,000	CHF	372,545	3/16/2011	3,802	—
	USD	22,119,082	JPY	1,816,445,517	3/17/2011	17,776	—

						42,522	(79,313)

Citibank N.A.	CHF	1,929,297	EUR	1,509,000	3/16/2011	20,396	—
	EUR	2,531,439	USD	3,481,235	2/17/2011	15,993	—
	EUR	511,000	CHF	642,787	3/16/2011	—	(18,077)
	EUR	1,733,000	GBP	1,485,167	3/16/2011	6,774	—
	EUR	487,000	SEK	4,365,663	3/16/2011	9,319	—
	EUR	485,000	USD	642,125	3/16/2011	—	(21,561)
	JPY	83,395,705	EUR	743,000	3/16/2011	413	—
	NOK	6,600,729	EUR	840,000	3/16/2011	9,000	—
	SEK	4,422,133	EUR	485,000	3/16/2011	—	(20,797)
	SEK	9,045,514	USD	1,341,000	3/16/2011	—	(59,117)
	USD	1,501,991	EUR	1,116,000	2/17/2011	25,682	—
	USD	2,613,652	EUR	1,966,000	3/16/2011	76,673	—
	USD	668,000	JPY	55,223,560	3/16/2011	4,999	—
	USD	1,995,005	NZD	2,619,000	3/16/2011	19,564	—

						188,813	(119,552)

Credit Suisse London Branch	CHF	641,325	EUR	500,000	3/16/2011	4,573	—
	EUR	19,411,190	USD	25,234,836	2/17/2011	—	(1,336,800)
	EUR	512,000	CAD	655,974	3/16/2011	—	(46,128)
	EUR	364,000	NOK	2,843,430	3/16/2011	—	(6,817)
	EUR	492,000	USD	642,429	3/16/2011	—	(30,836)
	JPY	98,187,850	USD	1,174,074	3/16/2011	—	(22,522)
	USD	1,575,154	EUR	1,193,000	3/16/2011	57,378	—
	USD	3,164,915	JPY	259,661,675	3/16/2011	—	(469)

						61,951	(1,443,572)

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

						Unrealized	Unrealized
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Appreciation	(Depreciation)

Deutsche Bank AG London	AUD	398,000	JPY	32,029,448	3/16/2011	$—	$(4,227)
	AUD	652,000	NZD	853,448	3/16/2011	10,113	—
	CAD	393,352	AUD	400,000	3/16/2011	4,075	—
	DKK	3,840,923	USD	691,204	3/24/2011	—	(13,926)
	EUR	602,000	CAD	805,073	3/16/2011	—	(20,522)
	EUR	493,000	GBP	415,550	3/16/2011	—	(9,198)
	EUR	539,000	NZD	928,706	3/16/2011	—	(23,208)
	GBP	631,000	USD	1,000,429	3/16/2011	—	(10,016)
	JPY	27,719,281	GBP	211,000	3/16/2011	73	—
	USD	1,309,558	NZD	1,738,540	3/16/2011	27,749	—

						42,010	(81,097)

HSBC Bank	AUD	1,172,116	USD	1,161,098	2/24/2011	—	(3,804)
	EUR	251,000	AUD	341,267	3/16/2011	—	(5,154)
	EUR	495,000	CHF	650,509	3/16/2011	12,002	—
	EUR	998,000	GBP	844,308	3/16/2011	—	(13,666)
	EUR	984,000	NOK	7,746,051	3/16/2011	—	(8,164)
	EUR	1,510,000	SEK	13,538,167	3/16/2011	29,193	—
	EUR	479,000	USD	637,640	3/16/2011	—	(17,836)
	GBP	407,960	EUR	487,000	3/16/2011	13,141	—
	GBP	423,000	USD	670,698	3/16/2011	—	(6,668)
	JPY	58,294,572	AUD	716,000	3/16/2011	—	(606)
	JPY	27,610,282	CAD	332,000	3/16/2011	—	(5,225)
	NOK	2,439,000	SEK	2,778,570	3/16/2011	8,671	—
	SEK	5,225,648	USD	778,000	3/16/2011	—	(30,856)
	USD	1,914,343	EUR	1,428,955	2/17/2011	41,729	—
	USD	4,136,383	EUR	3,073,183	3/16/2011	69,039	—
	USD	533,151	SEK	3,574,031	3/22/2011	19,920	—

						193,695	(91,979)

JP Morgan Chase Bank	AUD	655,228	EUR	490,000	3/16/2011	20,957	—
	CAD	797,605	EUR	594,000	3/16/2011	17,025	—
	CHF	622,721	EUR	485,000	3/16/2011	3,763	—
	EUR	1,371,205	USD	1,846,698	2/17/2011	—	(30,321)
	EUR	251,000	CAD	333,085	3/16/2011	—	(11,136)
	EUR	503,000	GBP	422,248	3/16/2011	—	(12,156)
	EUR	848,415	NOK	6,877,036	3/16/2011	27,226	—
	EUR	1,733,000	USD	2,329,933	3/16/2011	—	(41,548)
	GBP	5,067,245	USD	8,098,562	2/28/2011	—	(16,854)
	GBP	416,657	EUR	489,000	3/16/2011	1,951	—
	JPY	11,032,116	EUR	102,000	3/16/2011	5,133	—
	JPY	33,468,498	NOK	2,393,000	3/16/2011	5,590	—
	NZD	867,000	USD	667,130	3/16/2011	223	—
	USD	994,362	AUD	1,008,000	3/16/2011	4,936	—
	USD	3,122,939	EUR	2,354,000	3/16/2011	98,334	—
	USD	904,000	JPY	74,758,811	3/16/2011	7,071	—

						192,209	(112,015)

Merrill Lynch International Bank, Ltd.	GBP	846,891	EUR	998,000	3/16/2011	9,530	—
	SEK	2,241,518	EUR	251,000	3/16/2011	—	(3,480)

						9,530	(3,480)

Morgan Stanley and Co. International	USD	699,914	GBP	451,371	3/16/2011	22,884	—

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

						Unrealized	Unrealized
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Appreciation	(Depreciation)

Royal Bank of Canada	CAD	644,578	EUR	483,000	3/16/2011	$17,815	$—
	CAD	666,053	USD	668,000	3/16/2011	3,439	—
	CHF	779,277	USD	806,000	3/16/2011	—	(19,833)
	EUR	1,479,000	CAD	1,963,762	3/16/2011	—	(64,536)
	EUR	961,000	CHF	1,222,440	3/16/2011	—	(19,585)
	EUR	251,000	NZD	438,199	3/16/2011	—	(6,407)
	EUR	495,000	USD	653,826	3/16/2011	—	(23,545)
	JPY	54,325,728	USD	648,000	3/16/2011	—	(14,057)
	USD	665,015	CAD	679,020	3/16/2011	12,485	—
	USD	1,997,149	EUR	1,478,000	3/16/2011	25,384	—
	USD	391,800	GBP	250,000	3/16/2011	8,535	—

						67,658	(147,963)

Royal Bank of Scotland PLC	CHF	639,857	EUR	489,000	3/16/2011	—	(8,923)
	EUR	493,000	CAD	660,285	3/16/2011	—	(15,827)
	EUR	3,266,000	USD	4,304,939	3/16/2011	—	(164,339)
	GBP	861,348	EUR	1,035,000	3/16/2011	37,011	—
	GBP	423,000	USD	673,314	3/16/2011	—	(4,052)
	JPY	259,661,675	USD	3,110,000	3/16/2011	—	(54,446)
	USD	416,000	CAD	411,669	3/16/2011	—	(5,252)
	USD	398,695	EUR	306,000	3/16/2011	20,043	—

						57,054	(252,839)

State Street Bank London	EUR	502,000	USD	670,436	3/16/2011	—	(16,513)

UBS AG London	AUD	669,000	USD	666,224	3/16/2011	3,000	—
	CHF	2,604,234	EUR	2,029,000	3/16/2011	16,718	—
	CHF	638,438	GBP	426,000	3/16/2011	5,590	—
	CHF	2,158,293	USD	2,169,751	3/16/2011	—	(117,484)
	EUR	1,745,000	CHF	2,251,586	3/16/2011	—	(1,801)
	EUR	282,000	SEK	2,520,657	3/16/2011	4,266	—
	EUR	992,000	USD	1,297,799	3/16/2011	—	(59,679)
	JPY	134,298,226	USD	1,629,000	3/16/2011	—	(7,666)
	USD	771,000	CHF	746,868	3/16/2011	20,487	—
	USD	2,052,568	EUR	1,525,148	3/16/2011	34,484	—
	USD	652,044	GBP	415,000	3/16/2011	12,511	—
	USD	989,000	JPY	82,259,635	3/16/2011	13,482	—

						110,538	(186,630)

Westpac Banking Corp.	EUR	721,633	USD	936,579	2/17/2011	—	(51,252)
	EUR	479,000	AUD	652,173	3/16/2011	—	(8,934)
	EUR	2,978,000	USD	3,989,886	3/16/2011	—	(85,285)
	GBP	419,000	USD	668,519	3/16/2011	—	(2,442)
	NZD	2,602,000	USD	1,993,460	3/16/2011	—	(8,032)
	USD	1,560,668	GBP	989,048	2/28/2011	23,336	—
	USD	3,145,212	AUD	3,271,566	3/16/2011	98,108	—
	USD	2,445,187	EUR	1,829,000	3/16/2011	57,663	—
	USD	672,644	NZD	884,000	3/16/2011	7,340	—

						186,447	(155,945)

						$1,246,221	$(2,794,917)

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

AUD  — Australian Dollar
EUR  — Euro Dollar
NZD  — New Zealand Dollar
CAD  — Canada Dollar
GBP  — British Pound
SEK  — Swedish Krona
CHF  — Swiss Franc
JPY  — Japanese Yen
USD  — United States Dollar
DKK  — Danish Krone
NOK  — Norwegian Krone

Interest Rate Swap Contracts #

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Appreciation

Bank of America N.A.	USD	$6,180	11/05/2014	3 month LIBOR	1.620%	$—	$102,901
	USD	12,510	11/05/2014	3 month LIBOR	1.640%	—	203,490
	USD	1,450	11/05/2022	3 month LIBOR	3.560%	—	91,392
	USD	2,920	11/05/2022	3 month LIBOR	3.580%	—	179,294
Barclays Bank	EUR	1,930	06/15/2013	6 month EURO	1.750%	5,034	23,490
	GBP	4,290	07/25/2016	6 month BP	3.100%	—	49,993
	EUR	6,120	04/23/2020	4.259%	6 month EURO	—	51,384
	EUR	1,480	05/12/2020	4.265%	6 month EURO	—	12,377
	EUR	5,220	05/14/2020	4.360%	6 month EURO	—	70,831
	GBP	3,720	07/25/2026	6 month BP	4.220%	—	61,748
	EUR	410	05/12/2040	6 month EURO	3.940%	—	3,468
Citibank N.A.	EUR	1,100	04/23/2020	6 month EURO	3.850%	5,614	10,006
	EUR	6,150	04/23/2020	4.286%	6 month EURO	—	60,950
	EUR	470	04/23/2020	6 month EURO	3.850%	2,806	3,868
Credit Suisse First Boston International (London)	USD	8,670	06/15/2016	3 month LIBOR	1.750%	217,831	87,742
	EUR	1,500	04/23/2020	6 month EURO	3.850%	11,427	9,872
	EUR	4,370	04/23/2020	6 month EURO	3.850%	58,901	3,152
	EUR	400	08/06/2040	6 month EURO	3.630%	—	26,135
	USD	1,710	06/15/2041	3 month LIBOR	3.750%	71,672	115,300
Deutsche Bank AG	USD	12,880	11/05/2014	3 month LIBOR	1.610%	—	216,936
	USD	6,440	11/05/2014	3 month LIBOR	1.650%	—	103,516
	EUR	9,200	06/15/2016	6 month EURO	2.250%	243,616	216,584
	USD	3,000	11/05/2022	3 month LIBOR	3.500%	—	203,733
	USD	1,500	11/05/2022	3 month LIBOR	3.570%	—	93,323
JP Morgan Chase Bank N.A.	EUR	2,210	08/10/2020	6 month EURO	3.042%	—	132,690
	EUR	380	08/07/2040	6 month EURO	3.542%	—	31,031
	EUR	750	08/10/2040	6 month EURO	3.417%	—	78,713
Royal Bank of Canada	CAD	2,580	11/03/2015	3 month CDOR	2.140%	—	54,693
	CAD	3,910	11/04/2015	3 month CDOR	2.115%	—	87,505

							$2,386,117

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	(Depreciation)

Bank of America N.A.	USD	$5,190	11/05/2017	2.740%	3 month LIBOR	$—	$(206,811)
	USD	10,510	11/05/2017	2.760%	3 month LIBOR	—	(409,245)
Barclays Bank	GBP	7,320	07/25/2021	3.930%	6 month BP	—	(98,885)
	EUR	1,830	04/23/2040	6 month EURO	4.085%	—	(34,203)
	EUR	1,540	05/14/2040	6 month EURO	4.055%	—	(20,276)

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Interest Rate Swap Contracts #

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	(Depreciation)

BNP Paribas	EUR	$86,000	03/21/2012	1.755%	3 month LIBOR	$—	$(30,148)
Citibank N.A.	EUR	126,030	09/15/2011	1.342%	3 month LIBOR	—	(39,184)
	EUR	2,280	11/05/2015	2.096%	6 month EURO	—	(98,020)
	EUR	1,850	04/23/2040	6 month EURO	4.119%	—	(46,434)
	EUR	140	04/23/2040	3.600%	6 month EURO	(4,583)	(5,608)
	EUR	330	04/23/2040	3.600%	6 month EURO	(11,131)	(12,889)
Credit Suisse First Boston International (London)	GBP	1,670	06/15/2013	1.500%	6 month BP	(23,245)	(9,557)
	JPY	1,241,000	06/15/2016	0.500%	6 month JYOR	(132,951)	(23,554)
	EUR	1,450	08/06/2020	3.764%	6 month EURO	—	(29,798)
	EUR	1,320	04/23/2040	3.600%	6 month EURO	(85,651)	(10,432)
	EUR	810	06/15/2041	3.000%	6 month EURO	(83,422)	(58,109)
Deutsche Bank AG	USD	5,410	11/05/2017	2.763%	3 month LIBOR	—	(210,043)
	USD	10,820	11/05/2017	2.707%	3 month LIBOR	—	(447,328)
JP Morgan Chase Bank N.A.	EUR	1,380	08/07/2020	3.653%	6 month EURO	—	(36,742)
	EUR	2,740	08/10/2020	3.530%	6 month EURO	—	(91,488)
	EUR	1,340	08/10/2040	2.920%	6 month EURO	—	(264,744)
Royal Bank of Canada	EUR	3,440	11/08/2015	2.118%	6 month EURO	—	(143,908)
Royal Bank of Scotland	GBP	5,310	06/15/2013	1.500%	6 month BP	(48,536)	(55,765)

							$(2,383,171)

Total						$227,382	$2,946

Credit Default Swaps on Credit Indices — Sell Protection (1)

Upfront
				Implied Credit		Value at	Premiums	Unrealized
	Fixed Deal	Termination		Spread at	Notional	January 31,	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	January 31, 2011 (2)	Amount (3)	2011 (4)	(Received)	(Depreciation)

CDX North American Investment Grade Index	1.000%	12/20/2015	JP Morgan Chase Bank N.A.	0.8489%	$13,300,000	$92,750	$73,640	$19,110

#	Illiquid security
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

BP    — British Pound Offered Rate
CDOR  — Canadian Dollar Offered Rate
EURO  — Euro Offered Rate
JYOR  — Japanese Yen Offered Rate
LIBOR — London Interbank Offered Rate

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$15,003,044	$—	$15,003,044
Corporate Bonds & Notes	—	108,146,724	—	108,146,724
Government Agencies	—	85,081,890	—	85,081,890
Government Treasuries	—	69,641,476	—	69,641,476
Foreign Debt Obligations	—	6,700,020	—	6,700,020
Short-Term Investment Securities:
Time Deposit	—	5,616,000	—	5,616,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	156,163	—	—	156,163
Open Forward Foreign Currency
Contracts-Appreciation	—	1,246,221	—	1,246,221
Interest Rate Swap Contracts-Appreciation	—	2,386,117	—	2,386,117

Credit Default Swaps on Credit Indices-Appreciation	—	19,110	—	19,110

Total	$156,163	$293,840,602	$—	$293,996,765

Liabilities:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	524,672	—	—	524,672
Open Forward Foreign Currency
Contracts-Depreciation	—	2,794,917	—	2,794,917
Interest Rate Swap Contracts-Depreciation	—	2,383,171	—	2,383,171

Total	$524,672	$5,178,088	$—	$5,702,760

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	5.7%
Medical-Hospitals	4.4
Casino Hotels	3.1
Diversified Banking Institutions	2.9
Telephone-Integrated	2.7
Electric-Generation	2.6
Cable/Satellite TV	2.6
Telecom Services	2.6
Independent Power Producers	2.5
Pipelines	2.3
Building-Residential/Commercial	2.2
Coal	2.1
Insurance-Multi-line	2.0
Paper & Related Products	1.9
Rental Auto/Equipment	1.9
Auto/Truck Parts & Equipment-Original	1.8
Special Purpose Entities	1.7
Oil-Field Services	1.5
Steel-Producers	1.5
Funeral Services & Related Items	1.2
Containers-Metal/Glass	1.2
Retail-Restaurants	1.2
Insurance-Mutual	1.2
Diversified Financial Services	1.2
Distribution/Wholesale	1.1
Cellular Telecom	1.1
Gambling (Non-Hotel)	1.1
Consumer Products-Misc.	1.0
Retail-Apparel/Shoe	1.0
Containers-Paper/Plastic	1.0
Computers-Memory Devices	0.8
Gas-Transportation	0.9
Broadcast Services/Program	0.9
Retail-Regional Department Stores	0.8
Advertising Services	0.8
Transport-Air Freight	0.8
Repurchase Agreement	0.8
Retail-Toy Stores	0.7
Electric-Integrated	0.7
Retail-Propane Distribution	0.7
Electronic Components-Misc.	0.7
Commercial Services	0.7
Decision Support Software	0.7
Office Automation & Equipment	0.7
Airlines	0.7
Chemicals-Diversified	0.7
Medical Instruments	0.6
Physicians Practice Management	0.6
Electronic Components-Semiconductors	0.6
Real Estate Investment Trusts	0.6
Chemicals-Specialty	0.6
Marine Services	0.6
Consulting Services	0.6
Real Estate Operations & Development	0.6
Computer Services	0.6
Auto-Heavy Duty Trucks	0.5
Finance-Other Services	0.5
Energy-Alternate Sources	0.5
Web Hosting/Design	0.5
MRI/Medical Diagnostic Imaging	0.5
Home Furnishings	0.5
Semiconductor Equipment	0.5
Oil Refining & Marketing	0.5
Chemicals-Plastics	0.5
Retail-Drug Store	0.5
Banks-Super Regional	0.5
Non-Hazardous Waste Disposal	0.5
Firearms & Ammunition	0.5
Building Products-Cement	0.5
Capacitors	0.5
Building-Heavy Construction	0.5
Music	0.5
Advanced Materials	0.4
Food-Meat Products	0.4
Machinery-Farming	0.4
Enterprise Software/Service	0.4
Transport-Services	0.4
Printing-Commercial	0.4
Cosmetics & Toiletries	0.4
Seismic Data Collection	0.3
Aerospace/Defense	0.3
Aerospace/Defense-Equipment	0.3
Investment Companies	0.3
Oil & Gas Drilling	0.3
Medical Products	0.3
Food-Retail	0.3
Metal-Aluminum	0.3
Medical-Drugs	0.3
Wire & Cable Products	0.3
Financial Guarantee Insurance	0.3
Finance-Auto Loans	0.3
Casino Services	0.3
Diversified Manufacturing Operations	0.2
Storage/Warehousing	0.2
Motion Pictures & Services	0.2
Multimedia	0.1
Publishing-Books	0.2
Dialysis Centers	0.2
Applications Software	0.2
Food-Misc.	0.2
Beverages-Non-alcoholic	0.1
Filtration/Separation Products	0.1
Television	0.1

94.8%

Credit Quality#†

A	0.8%
BBB	2.6
BB	31.4
B	42.8
CCC	12.7
Below C	0.6
Not rated@	9.1

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Standard and Poors
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

	Principal	Value
Security Description	Amount	(Note 2)

CONVERTIBLE BONDS & NOTES — 0.5%
Telecom Services — 0.5%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(1)(2)(3)(4)(9) (cost $1,272,000)	$1,272,000	$1,424,640

U.S. CORPORATE BONDS & NOTES — 84.5%
Advanced Materials — 0.4%
Polymer Group, Inc. Senior Sec. Notes 7.75% due 02/01/19*	1,225,000	1,258,688

Advertising Services — 0.8%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	1,505,000	957,556
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	1,325,000	1,404,500

		2,362,056

Aerospace/Defense — 0.3%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	930,000	988,125

Aerospace/Defense-Equipment — 0.3%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	925,000	959,688

Airlines — 0.7%
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	1,072,000	1,171,160
Delta Air Lines, Inc. Senior Sec. Notes 12.25% due 03/15/15*	700,000	792,750

		1,963,910

Applications Software — 0.2%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	504,000	524,160

Auto-Heavy Duty Trucks — 0.5%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	1,425,000	1,571,063

Auto/Truck Parts & Equipment-Original — 1.8%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	1,380,000	1,486,950
Dana Holding Corp. Senior Notes 6.50% due 02/15/19	125,000	127,188
Dana Holding Corp. Senior Notes 6.75% due 02/15/21	625,000	634,375
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	2,675,000	2,949,187

		5,197,700

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Escrow Notes 10.00% due 03/15/25†(1)(3)	1,975,000	0

Banks-Super Regional — 0.5%
Wachovia Capital Trust III FRS Limited Guar. Notes 5.80% due 03/21/11(5)	1,625,000	1,417,813

Broadcast Services/Program — 0.9%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	1,085,000	1,017,188
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	100,000	102,250
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	1,351,000	1,455,702

		2,575,140

Building Products-Cement — 0.5%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16	1,375,000	1,407,656

Building-Heavy Construction — 0.5%
New Enterprise Stone & Lime Co. Senior Notes 11.00% due 09/01/18*	1,358,000	1,354,605

Building-Residential/Commercial — 2.2%
Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	1,000,000	1,012,500
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 10.63% due 10/15/16	900,000	954,000
KB Home Company Guar. Notes 9.10% due 09/15/17	875,000	925,312
Lennar Corp. Company Guar. Notes 6.95% due 06/01/18	900,000	892,125
M/I Homes Inc Senior Notes 8.63% due 11/15/18*	943,000	957,145
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18*	1,675,000	1,742,000

		6,483,082

Cable/Satellite TV — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/01/19	1,450,000	1,460,875
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	1,500,000	1,721,250
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	1,332,000	1,433,565

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)

Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	$2,675,000	$2,922,437

		7,538,127

Capacitors — 0.5%
Kemet Corp. Sec. Notes 10.50% due 05/01/18	1,250,000	1,375,000

Casino Hotels — 3.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 10.75% due 01/15/17*(7)	1,775,000	1,850,438
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(1)(6)	2,046,934	1,959,939
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(3)	3,250,000	2,881,775
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,020,000	1,157,700
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	145,000	167,475
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	1,022,000	1,042,440

		9,059,767

Casino Services — 0.3%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,095,000	761,025

Cellular Telecom — 0.5%
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	1,475,000	1,486,063

Chemicals-Diversified — 0.3%
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	775,000	840,875

Chemicals-Specialty — 0.6%
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	1,625,000	1,787,500

Coal — 2.1%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	1,100,000	1,218,250
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	375,000	406,875
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	350,000	382,375
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	1,625,000	1,740,781
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	2,242,000	2,370,915

		6,119,196

Commercial Services — 0.7%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	1,925,000	1,992,375

Computer Services — 0.6%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,535,000	1,657,800

Computers-Memory Devices — 0.4%
Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	1,315,000	1,316,644

Consulting Services — 0.6%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/20*	1,750,000	1,741,250

Consumer Products-Misc. — 1.0%
American Achievement Corp. Senior Notes 10.88% due 04/15/16*	1,430,000	1,415,700
Reynolds Group Issuer, Inc. Company Guar. Notes 9.00% due 04/15/19*	1,547,000	1,624,350

		3,040,050

Containers-Metal/Glass — 1.2%
Ball Corp. Company Guar. Notes 5.75% due 05/15/21	320,000	313,600
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	900,000	970,875
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*	1,150,000	1,158,625
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	1,130,000	1,127,175

		3,570,275

Containers-Paper/Plastic — 1.0%
Berry Plastics Corp. Senior Sec. Notes 8.25% due 11/15/15	650,000	702,000
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18	435,000	458,925
Berry Plastics Corp. Senior Sec. Notes 9.75% due 01/15/21*	425,000	444,125

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)

Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	$850,000	$941,375
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	325,000	331,094

		2,877,519

Cosmetics & Toiletries — 0.4%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	1,000,000	1,062,500

Decision Support Software — 0.7%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	2,107,000	1,985,847

Dialysis Centers — 0.2%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	560,000	568,400

Distribution/Wholesale — 1.1%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	1,500,000	1,642,500
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	1,750,000	1,734,687

		3,377,187

Diversified Banking Institutions — 1.9%
Bank of America Corp. FRS Jr. Sub. Bonds 8.00% due 01/30/18(5)	1,248,000	1,293,764
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/18(5)	1,727,000	1,790,329
GMAC LLC Sub. Notes 8.00% due 12/31/18	2,275,000	2,468,375

		5,552,468

Diversified Financial Services — 1.2%
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/57	3,275,000	3,418,281

Diversified Manufacturing Operations — 0.2%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	762,000	741,045

Electric-Generation — 2.6%
AES Corp. Senior Notes 8.00% due 10/15/17	1,595,000	1,726,587
AES Corp. Senior Notes 8.00% due 06/01/20	675,000	735,750
Edison Mission Energy Senior Notes 7.00% due 05/15/17	1,550,000	1,271,000
Edison Mission Energy Senior Notes 7.63% due 05/15/27	1,440,000	1,058,400
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	466,320	447,667
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16	410,079	412,130
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	991,876	1,061,308
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	350,000	378,000
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	523,237	543,365

		7,634,207

Electric-Integrated — 0.7%
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	463,314	507,329
Southern Energy, Inc. Escrow Notes 7.90% due 07/01/09†(1)(3)	4,750,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15	2,690,000	1,654,350

		2,161,679

Electronic Components-Misc. — 0.7%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	1,005,000	1,140,675
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	800,000	916,000

		2,056,675

Electronic Components-Semiconductors — 0.6%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	865,000	957,988
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	750,000	849,375

		1,807,363

Energy-Alternate Sources — 0.5%
Headwaters, Inc. Sec. Notes 11.38% due 11/01/14	1,375,000	1,533,125

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Enterprise Software/Service — 0.4%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	$1,100,000	$1,138,500

Filtration/Separation Products — 0.1%
Polypore International, Inc. Company Guar. Notes 7.50% due 11/15/17*	280,000	289,800

Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	623,000	789,905

Finance-Other Services — 0.5%
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	1,570,000	1,554,300

Financial Guarantee Insurance — 0.3%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	1,150,000	799,250

Firearms & Ammunition — 0.5%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	1,325,000	1,414,438

Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	1,000,000	1,176,250

Food-Retail — 0.3%
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	775,000	831,188

Funeral Services & Related Items — 1.2%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	2,150,000	2,155,375
Service Corp. International Senior Notes 8.00% due 11/15/21	1,325,000	1,447,562

		3,602,937

Gambling (Non-Hotel) — 1.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	2,136,000	2,154,690
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	1,371,000	685,500

		2,840,190

Gas-Transportation — 0.9%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	2,665,000	2,611,700

Home Furnishings — 0.5%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	1,380,000	1,473,150

Independent Power Producers — 2.5%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	1,225,000	1,283,187
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(3)	5,150,000	0
Dynegy-Roseton / Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	1,475,000	1,401,250
GenOn Escrow Corp. Senior Notes 9.50% due 10/15/18*	1,100,000	1,150,875
NGC Corp. Capital Trust I Company Guar. Bonds 8.32% due 06/01/27	1,475,000	708,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	570,000	589,950
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18*	950,000	961,875
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20*	1,250,000	1,282,813

		7,377,950

Insurance-Multi-line — 0.8%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Notes 8.13% due 06/15/38	2,125,000	2,310,937

Insurance-Mutual — 1.2%
Liberty Mutual Group, Inc. FRS Company Guar. Bonds 10.75% due 06/15/58*	2,690,000	3,456,650

Investment Companies — 0.3%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	807,000	886,691

Machinery-Farming — 0.4%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	1,025,000	1,139,031

Marine Services — 0.6%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19*	1,725,000	1,742,250

Medical Instruments — 0.6%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	1,775,000	1,859,312

Medical Products — 0.3%
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(7)	800,000	833,000

Medical-Hospitals — 4.4%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	1,325,000	1,434,313

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)

HCA, Inc. Senior Notes 7.50% due 11/15/95	$2,475,000	$1,967,625
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	3,150,000	3,512,250
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	2,300,000	2,346,000
Tenet Healthcare Corp. Senior Notes 8.00% due 08/01/20	650,000	663,000
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	2,625,000	2,854,687

		12,777,875

Motion Pictures & Services — 0.2%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	625,000	665,625

MRI/Medical Diagnostic Imaging — 0.5%
Radnet Management, Inc. Senior Notes 10.38% due 04/01/18*	1,550,000	1,519,000

Multimedia — 0.1%
Haights Cross Operating Co. FRS Bonds 16.00% due 03/15/14†(1)(3)	475,504	462,428

Music — 0.5%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	1,250,000	1,335,938

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(3)(8)(9)	600,000	0

Non-Hazardous Waste Disposal — 0.5%
Casella Waste Systems, Inc. Senior Sub. Notes 7.75% due 02/15/19*	425,000	434,563
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14	875,000	982,187

		1,416,750

Office Automation & Equipment — 0.7%
CDW LLC / CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	1,875,000	1,980,469

Oil & Gas Drilling — 0.3%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	775,000	846,688

Oil Companies-Exploration & Production — 5.0%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Senior Notes 9.63% due 10/15/18*	1,135,000	1,123,650
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18*	1,175,000	1,233,750
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	2,459,000	2,551,212
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	690,000	720,188
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	375,000	438,750
Encore Acquisition Co. Senior Notes 9.50% due 05/01/16	600,000	675,000
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,010,000	1,047,875
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	680,000	720,800
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/21*	400,000	418,000
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	1,040,000	1,138,800
Petrohawk Energy Corp. Company Guar. Notes 7.25% due 08/15/18*	870,000	893,925
Pioneer Natural Resources Co Company Guar. Notes 7.20% due 01/15/28	461,000	473,508
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	811,000	898,408
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/20	400,000	432,000
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	650,000	734,500
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	975,000	1,018,875
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	130,000	136,500
W&T Offshore, Inc. Company Guar. Notes 8.25% due 06/15/14*	155,000	155,775

		14,811,516

Oil Refining & Marketing — 0.5%
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	1,310,000	1,467,200

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Oil-Field Services — 1.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	$1,000,000	$1,120,000
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	915,000	928,725
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	1,000,000	1,042,500

		3,091,225

Paper & Related Products — 1.7%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(1)(7)	318,224	297,540
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	445,000	473,925
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	304,000	336,680
Mercer International, Inc. Senior Notes 9.50% due 12/01/17*	665,000	698,250
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 8.75% due 02/01/19*	425,000	440,406
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14	600,000	661,500
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	2,075,000	2,171,319

		5,079,620

Physicians Practice Management — 0.6%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	1,475,000	1,817,938

Pipelines — 2.3%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	1,120,000	1,159,200
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	1,425,000	1,522,969
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	1,120,000	1,120,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/20	475,000	484,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	575,000	605,906
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	255,000	278,587
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18	850,000	873,375
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	775,000	782,750

		6,827,287

Printing-Commercial — 0.4%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21*	1,075,000	1,069,625

Publishing-Books — 0.2%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	550,000	572,000

Real Estate Investment Trusts — 0.6%
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	645,000	698,213
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18*	1,050,000	1,089,375

		1,787,588

Real Estate Operations & Development — 0.6%
First Industrial LP Senior Notes 5.75% due 01/15/16	1,825,000	1,673,355

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(3)	3,385,000	339

Rental Auto/Equipment — 1.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	1,200,000	1,320,000
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/21*	1,400,000	1,431,500
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 9.50% due 12/01/14	1,291,000	1,355,550
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	1,350,000	1,410,750

		5,517,800

Retail-Apparel/Shoe — 1.0%
Giraffe Acquisition Corp. Senior Notes 9.13% due 12/01/18*	1,425,000	1,503,375

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Apparel/Shoe (continued)

Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	$912,000	$839,040
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	125,000	131,875
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	416,000	474,240

		2,948,530

Retail-Drug Store — 0.5%
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	700,000	742,875
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	650,000	690,625

		1,433,500

Retail-Propane Distribution — 0.7%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21*	625,000	606,250
Inergy LP/Inergy Finance Corp. Senior Notes 6.88% due 08/01/21*	420,000	423,675
Inergy LP/Inergy Finance Corp. Company Guar. Notes 7.00% due 10/01/18*	323,000	331,479
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	700,000	731,500

		2,092,904

Retail-Regional Department Stores — 0.8%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	456,000	444,600
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	650,000	650,000
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	1,418,000	1,405,592

		2,500,192

Retail-Restaurants — 1.2%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	375,000	417,188
DineEquity, Inc. Senior Notes 9.50% due 10/30/18*	1,425,000	1,533,656
Landry’s Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15	775,000	838,937
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	650,000	723,125

		3,512,906

Retail-Toy Stores — 0.7%
Toys R Us Property Co II LLC Senior Sec. Notes 8.50% due 12/01/17	2,000,000	2,180,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(3)(8)(9)	750,000	0

Seismic Data Collection — 0.3%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14	1,025,000	1,017,313

Special Purpose Entities — 0.7%
Capital One Capital V Limited Guar. Notes 10.25% due 08/15/39	1,525,000	1,648,906
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(7)	597,304	556,986

		2,205,892

Steel-Producers — 1.1%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	1,894,000	2,007,640
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	1,100,000	1,170,125

		3,177,765

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20*	635,000	679,450

Telecom Services — 1.5%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	450,000	387,000
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,591,000
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	75,000	81,750
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	1,700,000	1,827,500
PAETEC Holding Corp. Senior Notes 9.88% due 12/01/18*	425,000	449,437

		4,336,687

Telephone-Integrated — 2.7%
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17	675,000	681,750
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/20	825,000	804,375
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	1,325,000	1,492,281

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)

Level 3 Financing, Inc. Company Guar. Notes 10.00% due 02/01/18	$1,375,000	$1,375,000
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	1,275,000	1,380,188
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	835,000	747,325
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	1,485,000	1,546,256

		8,027,175

Television — 0.1%
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(7)	198,928	216,832
Young Broadcasting, Inc. Escrow Notes 8.75% due 01/15/14†(1)(3)	765,000	0
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(1)(3)	785,000	0

		216,832

Transport-Air Freight — 0.8%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	576,232	507,084
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	1,452,291	1,437,768
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 01/02/14	376,238	383,763

		2,328,615

Transport-Services — 0.4%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	1,050,000	1,107,750

Web Hosting/Design — 0.5%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	1,415,000	1,528,200

Wire & Cable Products — 0.3%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/18	775,000	802,125

Total U.S. CORPORATE BONDS & NOTES (cost $243,131,783)		248,069,460

FOREIGN CORPORATE BONDS & NOTES — 6.8%
Cellular Telecom — 0.6%
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Notes 7.75% due 02/02/21*	1,650,000	1,652,145

Chemicals-Diversified — 0.4%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	1,000,000	1,086,398

Chemicals-Plastics — 0.5%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	1,285,000	1,439,200

Computers-Memory Devices — 0.4%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*	1,300,000	1,332,500

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(3)(10)(11)	4,590,000	0

Insurance-Multi-line — 1.2%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(5)	3,777,000	3,437,070

Metal Processors & Fabrication — 0.0%
International Utility Structures Escrow Notes 10.75% due 02/01/08†(1)(3)	3,329,000	0

Metal-Aluminum — 0.3%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/20*	750,000	814,688

Oil Companies-Exploration & Production — 0.7%
Compton Petroleum Finance Corp. Company Guar. Notes 10.00% due 09/15/17	1,037,900	861,457
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	2,270,000	1,356,325

		2,217,782

Paper & Related Products — 0.2%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	525,000	616,875

Semiconductor Equipment — 0.5%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18	1,350,000	1,468,125

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Special Purpose Entities — 1.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*†(10)(11)	$1,210,000	$3,025
LBG Capital No. 1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(5)	3,325,000	2,959,250

		2,962,275

Steel-Producers — 0.4%
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	1,250,000	1,250,000

Telecom Services — 0.6%
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*	1,700,000	1,759,500

Total Foreign Corporate Bonds & Notes (cost $25,853,917)		20,036,558

LOANS(12)(13) — 0.4%
Beverages-Non-alcoholic — 0.1%
Le-Natures, Inc. BTL 7.00% due 03/01/11†(1)(2)(4)(10)	1,200,000	375,000

Building-Residential/Commercial — 0.0%
TOUSA, Inc. BTL 12.25% due 08/15/13(1)(3)(4)(6)	1,508,872	13,203

Medical-Drugs — 0.3%
Triax Pharmaceuticals LLC BTL 16.50% due 08/30/11†(1)(3)(4)(10)(14)	1,644,949	806,600

Total Loans (cost $4,305,158)		1,194,803

COMMON STOCK — 0.8%
Casino Services — 0.0%
Capital Gaming International, Inc.†(1)(3)	103	0

Food-Misc. — 0.2%
Wornick Co.†(1)(3)(4)	8,418	477,679

Gambling (Non-Hotel) — 0.1%
Shreveport Gaming Holdings, Inc.†(1)(3)(4)	17,578	252,244

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(3)(4)(15)	128,418	642

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(1)(3)(4)	70,165	1,754

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(3)(4)	49,215	123,776

Oil-Field Services — 0.5%
Stallion Oilfield Services, Ltd.†(1)(3)(4)	53,296	1,492,288

Total Common Stock (cost $4,044,725)		2,348,383

PREFERRED STOCK — 1.0%
Diversified Banking Institutions — 1.0%
Ally Financial, Inc. 7.00%*	3,127	3,004,852

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(3)(4)	39,177	196

Total Preferred Stock (cost $2,736,759)		3,005,048

WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(1)(3)	6,261	0

Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16(1)(3)	408	69,360

Total Warrants (cost $6,483)		69,360

Total Long-Term Investment Securities (cost $281,350,825)		276,148,252

REPURCHASE AGREEMENT — 0.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(16) (cost $2,207,000)	$2,207,000	2,207,000

TOTAL INVESTMENTS (cost $283,557,825)(17)	94.8%	278,355,252
Other assets less liabilities	5.2	15,176,743

NET ASSETS	100.0%	$293,531,995

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2011, the aggregate value of these securities was $102,201,952 representing 34.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At January 31, 2011, the aggregate value of these securities was $10,639,403 representing 3.6% of net assets.
(2)	Company has filed for Chapter 11 bankruptcy protection.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2011, the High-Yield Bond Portfolio held the following restricted securities:

		Principal
	Acquisition	Amount/	Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Critical Care Systems International, Inc. Common Stock	06/26/06	70,165	$583,324	$1,754	$0.02	0.00%
Haights Cross Communication, Inc. Common Stock	09/10/03	14,914	117,370
	01/27/04	28,336	223,002
	12/11/09	5,965	46,948

		49,215	387,320	123,776	2.52	0.04
ICO North America, Inc. 7.50% due 08/15/09
Bond	08/11/05	1,125,000	1,125,000
	02/15/08	47,000	47,000
	09/12/08	49,000	49,000
	02/27/09	51,000	51,000

		1,272,000	1,272,000	1,424,640	112.00	0.49
Le-Natures, Inc. 7.00% due 03/01/11
Loan Agreement	09/26/06	1,200,000	1,200,000	375,000	31.25	0.13
Shreveport Gaming Holdings, Inc.
Common Stock	07/21/05	2,402	55,294
	07/29/05	15,176	349,393

		17,578	404,687	252,244	14.35	0.09
Stallion Oilfield Services, Ltd.
Common Stock	02/02/10	53,296	1,930,000	1,492,288	28.00	0.51
TOUSA, Inc. 12.25% due 08/15/13
Loan Agreement	10/11/07	1,022,829	931,684
	01/29/08	11,293	14,571
	03/14/08	10,700	14,171
	04/09/08	26,285	26,285
	06/30/08	37,503	37,503
	10/07/08	39,014	39,014
	01/15/09	37,728	37,728
	03/31/09	35,804	35,804
	06/30/09	37,295	37,295
	09/30/09	38,857	38,857
	12/30/09	40,056	40,056
	03/31/10	40,396	40,396
	07/06/10	42,078	42,078
	09/30/10	43,840	43,840
	12/31/10	45,194	45,194

		1,508,872	1,424,476	13,203	0.88	0.00

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Principal
	Acquisition	Amount/	Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Triax Pharmaceuticals LLC 16.50% due 08/30/11
Loan Agreement	08/31/07	1,500,000	$1,393,239
	10/31/07	3,875	22,599
	01/24/08	11,404	11,404
	04/16/08	11,239	11,239
	07/01/08	11,449	11,449
	10/01/08	11,534	11,534
	1/05/09	11,751	11,751
	4/01/09	11,579	11,579
	07/01/09	11,796	11,796
	10/07/09	11,885	11,885
	04/28/10	48,437	48,437

		1,644,949	1,556,912	$806,600	$49.03	0.27%
Triax Pharmaceuticals LLC
Common Stock	08/31/07	128,418	53,936	642	0.00	0.00
Triax Pharmaceuticals LLC Class C
Preferred Stock	08/31/07	39,177	78,353	196	0.01	0.00
Wornick Co.
Common Stock	08/08/08	8,418	1,113,241	477,679	56.74	0.16

				$4,968,022		1.69%

(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	PIK (“Payment-in-Kind”) security. Bond, preferred stock or loan that pays interest/dividends in the form of additional bonds, preferred stocks or loans.
(7)	Income may be received in cash or additional bonds at the discretion of the issuer.
(8)	Company has filed for Chapter 7 bankruptcy.
(9)	Bond is in default and did not pay principal at maturity.
(10)	Security in default
(11)	Company has filed bankruptcy in country of issuance.
(12)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)	A portion of the interest is paid in the form of additional bonds/loans.
(15)	Consists of more than one type of securities traded together as a unit.
(16)	See Note 2 for details of Joint Repurchase Agreements.
(17)	See Note 3 for cost of investments on a tax basis.
BTL  — Bank Term Loan
FRS  — Floating Rate Security
The rates shown on FRS are the current interest rates at January 31, 2011.
The dates shown on debt obligations are the original maturity dates.

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$—	$1,424,640	$1,424,640
U.S. Corporate Bonds & Notes	—	236,676,347	11,393,113	248,069,460
Foreign Corporate Bonds & Notes	—	20,036,558	0	20,036,558
Loans	—	—	1,194,803	1,194,803
Common Stock	—	—	2,348,383	2,348,383
Preferred Stock	3,004,852	—	196	3,005,048
Warrants	—	—	69,360	69,360
Repurchase Agreement	—	2,207,000	—	2,207,000

Total	$3,004,852	$258,919,905	$16,430,495	$278,355,252

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible	U.S. Corporate	Foreign Corporate		Common	Preferred
	Bonds & Notes	Bonds & Notes	Bonds & Notes	Loans	Stock	Stock	Warrants

Balance as of 1/31/2010	$725,040	$8,758,282	$0	$4,243,558	$1,094,575	$392	$0
Accrued discounts/premiums	—	17,320	—	42,411	—	—	—
Realized gain (loss)	—	752,663	—	8,063	283,687	—	(131,987)
Change in unrealized appreciation (depreciation)(1)	699,600	818,505	—	(459,822)	(686,541)	(196)	194,864
Net purchases (sales)	—	(4,376,412)	—	(2,639,407)	1,656,662	—	6,483
Transfers in and/or out of Level 3)(2)	—	5,422,755	—	—	—	—	—

Balance as of 1/31/2011	$1,424,640	$11,393,113	$0	$1,194,803	$2,348,383	$196	$69,360

(1)	The total change in unrealized appreciation (depreciation) in the statement of operations included attributable to level 3 investments still held at January 31, 2011 includes:

Convertible	U.S. Corporate	Foreign Corporate		Common	Preferred
Bonds & Notes	Bonds & Notes	Bonds & Notes	Loans	Stock	Stock	Warrants

$699,600	$228,696	$—	$(1,086,371)	$(517,616)	$(196)	$62,877

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	45.8%
Repurchase Agreements	20.2
United States Treasury Notes	6.5
Banks-Commercial	5.7
Diversified Banking Institutions	5.3
Sovereign	5.0
Diversified Financial Services	4.9
United States Treasury Bonds	3.1
Municipal Bonds & Notes	3.0
Finance-Auto Loans	1.9
Finance-Investment Banker/Broker	1.8
Banks-Money Center	1.7
Federal Home Loan Mtg. Corp.	1.4
Oil Companies-Exploration & Production	0.9
Steel-Producers	0.9
Banks-Mortgage	0.9
Cable/Satellite TV	0.5
Banks-Special Purpose	0.5
Finance-Credit Card	0.5
Special Purpose Entities	0.5
Telephone-Integrated	0.5
Sugar	0.4
Building Products-Wood	0.3
Banks-Super Regional	0.3
Printing-Commercial	0.2
Hotels/Motels	0.2
Tobacco	0.2
Government National Mtg. Assoc.	0.1
Finance-Consumer Loans	0.1
Oil Companies-Integrated	0.1
Insurance-Life/Health	0.1

113.5%

Credit Quality†#

Government — Agency	54.0%
Government — Treasury	5.7
AAA	10.0
AA	3.4
A	11.7
BBB	4.4
BB	2.9
B	2.7
CC	0.1
C	0.2
Not rated@	4.9

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities
†	Source: Standard and Poors
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Principal	Value
Security Description		Amount**	(Note 2)

ASSET BACKED SECURITIES — 3.9%
Diversified Financial Services — 3.9%
Access Group, Inc. FRS Student Loan Backed Note Series 2008-1, Class A 1.60% due 10/27/25		$956,322	$977,189
Arran Residential Mtg. Funding PLC FRS Series 2010-1A, Class A1B 2.20% due 05/16/47*	EUR	4,800,000	6,574,963
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/36		488,521	335,546
Bear Stearns Commercial Mtg. Securities VRS Series 1999-CLF1, Class A3 7.00% due 05/20/30(1)		207,824	216,105
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-CB9, Class A1 0.32% due 11/25/36		18,833	18,077
CWABS Asset Backed Certificates Trust VRS Series 2006-15, Class A2 5.68% due 10/25/46		3,000,000	2,944,038
Franklin Auto Trust FRS Series 2008-A, Class A3 1.84% due 06/20/12		111,962	112,045
GS Mtg. Securities Corp. II Series 2001-ROCK, Class A2 6.62% due 05/03/18*(1)		293,494	294,947
GSR Mtg. Loan Trust FRS Series 2005-AR6, Class 2A1 2.80% due 09/25/35(2)		430,573	413,135
Harborview Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.45% due 01/19/38(2)		609,004	409,929
Indymac Index Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.77% due 03/25/35(2)		565,507	479,539
Magnolia Funding, Ltd. Series 2010-1A, Class A1 3.00% due 04/20/17*	EUR	2,423,366	3,289,750
Plymouth Rock CLO, Ltd., Inc. FRS Series 2010-1A, Class A 1.92% due 02/16/19*		3,500,000	3,476,179
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/36(2)		578,700	503,410
Residential Asset Securitization Trust FRS Series 2003-A8, Class A2 0.61% due 10/25/18(2)		271,704	248,609
SLM Student Loan Trust FRS Series 2007-2, Class A2 0.30% due 07/25/17		409,334	405,907
SLM Student Loan Trust FRS Series 2008-7, Class A1 0.69% due 10/27/14		229,508	229,754
SLM Student Loan Trust FRS Series 2008-9, Class A 1.79% due 04/25/23		2,128,464	2,198,371
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/48(1)		1,000,000	1,065,114
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR6, Class 2A1A 0.49% due 04/25/45(2)		181,871	153,984
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR13, Class A1A1 0.55% due 10/25/45(2)		518,716	450,779

Total Asset Backed Securities (cost $23,316,994)			24,797,370

U.S. CORPORATE BONDS & NOTES — 12.7%
Auto-Cars/Light Trucks — 0.0%
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11		100,000	102,991

Banks-Commercial — 0.7%
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13		80,305	82,012
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14		158,007	160,970
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15		158,007	160,180
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16		263,346	265,979
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17		368,684	371,910
Wachovia Bank NA FRS Sub. Notes 0.63% due 03/15/16		3,600,000	3,428,751

			4,469,802

Banks-Super Regional — 0.3%
JP Morgan Chase Bank NA FRS Sub. Notes 0.63% due 06/13/16		600,000	572,557
KeyCorp Senior Notes 6.50% due 05/14/13		1,000,000	1,095,529

			1,668,086

Building Products-Wood — 0.3%
Masco Corp. Senior Notes 6.13% due 10/03/16		2,000,000	2,051,506

Cable/Satellite TV — 0.5%
CSC Holdings LLC Senior Notes 8.50% due 06/15/15		3,255,000	3,564,225

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 4.4%
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20		$4,100,000	$4,633,000
Bank of America Corp. Senior Notes 5.65% due 05/01/18		2,000,000	2,083,144
Bank of America Corp. Senior Notes 5.75% due 12/01/17		1,600,000	1,675,304
Bank of America Corp. Senior Notes 5.88% due 01/05/21		5,900,000	6,177,028
Citigroup, Inc. Senior Notes 5.85% due 07/02/13		1,700,000	1,842,125
Citigroup, Inc. Senior Notes 6.13% due 11/21/17		2,400,000	2,633,045
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18		1,200,000	1,298,050
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18		1,200,000	1,307,162
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17		300,000	331,034
JP Morgan Chase & Co. Senior Notes 4.25% due 10/15/20		1,800,000	1,733,708
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18		700,000	777,506
Morgan Stanley FRS Senior Notes 0.78% due 10/15/15		100,000	94,800
Morgan Stanley Senior Notes 6.63% due 04/01/18		3,200,000	3,476,893

			28,062,799

Diversified Financial Services — 1.0%
General Electric Capital Corp. FRS Senior Notes 1.15% due 01/07/14		6,400,000	6,418,658

Finance-Auto Loans — 1.0%
Ford Motor Credit Co LLC Senior Notes 5.63% due 09/15/15		5,800,000	6,095,475
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11		200,000	207,838

			6,303,313

Finance-Consumer Loans — 0.1%
SLM Corp. FRS Senior Notes 0.52% due 10/25/11		500,000	498,522

Finance-Credit Card — 0.5%
American Express Credit Corp. Senior Notes 5.88% due 05/02/13		3,100,000	3,369,362

Finance-Investment Banker/Broker — 1.8%
Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15		400,000	437,263
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17		900,000	1,022,872
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18		1,300,000	1,534,534
Lehman Brothers Holdings, Inc. Senior Notes 6.88% due 05/02/18†(3)(4)		1,000,000	251,250
Merrill Lynch & Co., Inc. FRS Senior Notes 1.33% due 05/30/14	EUR	200,000	256,711
Merrill Lynch & Co., Inc. FRS Senior Notes 1.76% due 09/27/12	EUR	800,000	1,062,069
Merrill Lynch & Co., Inc. Senior Notes 5.00% due 01/15/15		3,900,000	4,112,663
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18		1,900,000	2,105,939
Morgan Stanley Senior Notes 6.60% due 04/01/12		900,000	957,332

			11,740,633

Hotel/Motels — 0.2%
Hyatt Hotels Corp. Senior Notes 6.88% due 08/15/19*		1,200,000	1,321,444

Insurance-Life/Health — 0.1%
Pricoa Global Funding I FRS Notes 0.50% due 09/27/13*		400,000	394,145

Internet Connectivity Services — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/08†(3)(5)(6)		1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/10†(3)(5)(6)		400,000	0

			0

Miscellaneous Manufacturing — 0.0%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12(3)(4)		205,000	103

Oil Companies-Exploration & Production — 0.9%
EOG Resources, Inc. FRS Senior Notes 1.03% due 02/03/14		6,100,000	6,105,319

Printing-Commercial — 0.2%
R.R. Donnelley & Sons, Co. Notes 11.25% due 02/01/19		1,100,000	1,376,391

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities — 0.3%
Barnett Capital Trust III FRS Notes 0.91% due 02/01/27		$2,700,000	$1,984,778
CA FM Lease Trust Senior Notes 8.50% due 07/15/17*		92,137	95,872

			2,080,650

Telephone-Integrated — 0.2%
AT&T Corp. Senior Notes 8.00% due 11/15/31		1,000,000	1,252,991

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18		500,000	648,456
Reynolds American, Inc. Company Guar. Notes 7.25% due 06/01/13		500,000	555,162

			1,203,618

Total U.S. Corporate Bonds & Notes (cost $77,925,155)			81,984,558

FOREIGN CORPORATE BONDS & NOTES — 11.8%
Banks-Commercial — 5.0%
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/13*		1,000,000	1,102,523
Bank of Nova Scotia Bonds 1.65% due 10/29/15*		6,000,000	5,796,284
Barclays Bank PLC FRS Senior Notes 1.34% due 01/13/14		6,400,000	6,436,992
Barclays Bank PLC FRS Jr. Sub. Notes 7.43% due 12/15/17*(7)		1,100,000	1,069,750
Barclays Bank PLC FRS Sub. Notes 14.00% due 06/15/19(7)	GBP	100,000	195,826
Canadian Imperial Bank of Commerce Bonds 2.00% due 02/04/13*		2,900,000	2,950,402
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Company Guar. Notes 4.50% due 01/11/21		9,000,000	8,935,416
Credit Suisse AG Sub. Notes 5.40% due 01/14/20		100,000	101,223
Group BPCE SA Senior Notes 2.38% due 10/04/13*		3,000,000	2,994,351
Royal Bank of Scotland Group PLC FRS Bonds 6.99% due 10/05/17*†(7)(8)		1,200,000	966,000
UBS AG Notes 5.75% due 04/25/18		1,300,000	1,402,808

			31,951,575

Banks-Money Center — 1.7%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13		1,300,000	1,390,625
Lloyds TSB Bank PLC FRS Government Guar. Notes 1.18% due 06/09/11	EUR	500,000	684,554
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*		3,500,000	3,506,195
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*		600,000	582,484
Lloyds TSB Bank PLC FRS Sub. Notes 12.00% due 12/16/24*(6)(7)		4,100,000	4,593,941

			10,757,799

Banks-Mortgage — 0.9%
Stadshypotek AB Notes 1.45% due 09/30/13*		5,700,000	5,704,612

Banks-Special Purpose — 0.5%
Export-Import Bank of Korea Senior Notes 8.13% due 01/21/14		2,200,000	2,506,488
Fortis Bank Nederland Holding NV FRS Government Guar. Notes 1.51% due 06/10/11	EUR	700,000	958,258

			3,464,746

Diversified Banking Institutions — 0.9%
BNP Paribas FRS Jr. Sub. Notes 7.20% due 06/25/37*(7)		1,000,000	947,500
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38		1,000,000	1,047,215
UBS AG FRS Senior Notes 1.38% due 02/23/12		3,800,000	3,832,722

			5,827,437

Finance-Auto Loans — 0.9%
Fiat Finance & Trade SA Company Guar. Notes 9.00% due 07/30/12	EUR	4,000,000	5,892,494

Oil Companies-Integrated — 0.1%
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39		400,000	450,458

Paper & Related Products — 0.0%
Pindo Deli Finance BV Company Guar. Bonds zero coupon due 04/28/27*(3)(5)		1,743,170	30,505
Pindo Deli Finance BV FRS Company Guar. Notes 2.51% due 04/28/18*(3)(5)		432,197	45,381
Pindo Deli Finance BV FRS Company Guar. Notes 3.05% due 04/28/15*(3)(5)		73,261	10,623

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Paper & Related Products (continued)
Tjiwi Kimia Finance BV Company Guar. Notes zero coupon due 04/28/27*(3)(5)		$724,965	$21,749
Tjiwi Kimia Finance BV FRS Company Guar. Notes 2.51% due 04/28/18*(3)(5)		293,490	35,219
Tjiwi Kimia Finance BV FRS Company Guar. Notes 3.05% due 04/28/15(3)(5)		195,908	29,386

			172,863

Special Purpose Entity — 0.2%
Pearson Dollar Finance Two PLC Company Guar. Notes 5.50% due 05/06/13*		1,100,000	1,186,590

Steel-Producers — 0.9%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/21*		5,700,000	5,743,664

Sugar — 0.4%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/16*		2,300,000	2,535,757

Telephone-Integrated — 0.3%
British Telecommunications PLC Senior Notes 5.95% due 01/15/18		1,700,000	1,877,670

Total Foreign Corporate Bonds & Notes (cost $73,301,567)			75,565,665

FOREIGN GOVERNMENT AGENCIES — 4.6%
Sovereign — 4.6%
Government of Australia Bonds 4.75% due 06/15/16	AUD	10,700,000	10,413,355
Government of Australia Bonds 6.00% due 02/15/17	AUD	3,300,000	3,399,342
Government of Canada Notes 1.50% due 03/01/12	CAD	13,700,000	13,707,662
Russian Federation Bonds 7.50% due 03/31/30*(9)		351	403
United Mexican States Notes 5.95% due 03/19/19		1,900,000	2,128,000

Total Foreign Government Agencies (cost $27,595,412)			29,648,762

U.S. GOVERNMENT AGENCIES — 47.7%
Federal Home Loan Mtg. Corp. — 1.4%
Federal Home Loan Mtg. Corp. REMIC
Series T-62, Class 1A1
1.54% due 10/25/44 FRS(2)		169,880	169,524
Series T-61, Class 1A1
1.74% due 07/25/44 FRS(2)		936,716	940,668
4.50% due 02/01/39		18,036	18,823
4.50% due February TBA		2,000,000	2,042,188
5.50% due 02/01/40		5,467,864	5,832,490

			9,003,693

Federal National Mtg. Assoc. — 45.8%
3.06% due 06/01/35 FRS		360,198	378,625
3.50% due 10/01/25		5,448,674	5,485,945
3.50% due 11/01/25		1,645,146	1,656,401
3.50% due 12/01/25		2,854,124	2,873,648
3.50% due 01/01/26		9,052,049	9,115,242
4.00% due 05/01/25		1,906,644	1,964,935
4.00% due 08/01/25		9,830,093	10,130,627
4.00% due 01/01/26		168,912	174,076
4.00% due 04/01/40		577,207	572,645
4.00% due 08/01/40		1,890,809	1,875,870
4.00% due 09/01/40		10,575,879	10,492,310
4.00% due 10/01/40		3,833,428	3,803,136
4.00% due 11/01/40		5,281,809	5,229,918
4.00% due 12/01/40		66,270,051	65,746,436
4.00% due 01/01/41		53,600,267	53,176,730
4.00% due 02/01/41		1,448,300	1,436,855
4.00% due February 15 TBA		47,000,000	48,387,957
4.50% due 06/01/22		627,629	659,849
4.50% due 03/01/23		145,141	152,410
4.50% due 04/01/23		822,732	864,969
4.50% due 05/01/23		1,144,409	1,201,729
4.50% due 06/01/23		980,946	1,030,079
4.50% due 08/01/23		615,765	646,607
4.50% due 02/01/24		860,988	903,036
4.50% due 03/01/24		569,879	598,423
4.50% due 04/01/24		21,042,552	22,071,029
4.50% due 05/01/24		890,969	934,482
4.50% due 06/01/24		4,325,986	4,541,625
4.50% due 07/01/24		769,273	806,842
4.50% due 10/01/24		554,814	581,910
4.50% due 02/01/25		1,106,888	1,160,946
4.50% due 06/01/25		1,238,202	1,298,672
4.50% due 07/01/25		84,594	88,725
4.50% due 02/01/38		708,427	724,809
4.50% due 06/01/39		1,742,999	1,783,306
4.50% due 08/01/39		37,341	38,015
4.50% due February 15 TBA		3,000,000	3,143,907
4.50% due February 30 TBA		28,000,000	28,625,632
5.50% due 10/01/36		254,240	272,395

			294,630,753

Government National Mtg. Assoc. — 0.1%
0.56% due 05/20/37 FRS(2)		824,775	815,917

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount**	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Sovereign — 0.4%
Overseas Private Investment Corp. Government Guar. Notes
5.75% due 04/15/14	$2,100,000	$2,495,598

Total U.S. Government Agencies (cost $309,560,100)		306,945,961

U.S. GOVERNMENT TREASURIES — 5.0%
United States Treasury Bonds — 3.1%
4.38% due 02/15/38	400,000	390,438
6.13% due 11/15/27	6,900,000	8,512,875
6.25% due 08/15/23	2,900,000	3,612,312
7.13% due 02/15/23	1,100,000	1,466,266
7.63% due 11/15/22	4,400,000	6,080,250

		20,062,141

United States Treasury Notes — 1.9%
1.25% due 07/15/20(12) TIPS	6,721,976	6,896,331
1.88% due 09/30/17	4,000,000	3,815,000
2.00% due 12/31/15	700,000	706,781
2.63% due 11/15/20	900,000	843,750

		12,261,862

Total U.S. Government Treasuries (cost $32,803,403)		32,324,003

MUNICIPAL BONDS & NOTES — 3.0%
American Municipal Power-Ohio, Inc. Revenue 6.45% due 02/15/44	1,395,000	1,260,383
Chicago Transit Authority Revenue Series A 6.90% due 12/01/40	800,000	766,280
Chicago Transit Authority Revenue Series B
6.90% due 12/01/40	900,000	862,065
District of Columbia Revenue 5.59% due 12/01/34	4,000,000	3,963,080
East Bay Municipal Utility District Revenue 5.87% due 06/01/40	2,200,000	2,163,546
Kentucky State Property & Building Commission Revenue 4.30% due 11/01/19	400,000	378,932
Kentucky State Property & Building Commission Revenue 4.40% due 11/01/20	500,000	472,230
Kentucky State Property & Building Commission Revenue 5.37% due 11/01/25	1,000,000	943,790
New York City Transitional Finance Authority Revenue 4.73% due 11/01/23	800,000	756,200
New York City Transitional Finance Authority Revenue 4.91% due 11/01/24	500,000	472,875
New York City Transitional Finance Authority Revenue 5.08% due 11/01/25	500,000	472,865
Ohio Housing Finance Agency Revenue Series F
6.04% due 09/01/17	375,000	381,476
State of Illinois General Obligation 4.42% due 01/01/15	100,000	100,285
State of Illinois General Obligation 2.77% due 01/01/12	6,500,000	6,511,895

Total Municipal Bonds & Notes (cost $19,978,314)		19,505,902

COMMON STOCK — 0.0%
Communications Software — 0.0%
Ventelo GmbH†(6)	11,286	0

Telecom Equipment-Fiber Optics — 0.0%
Viatel Holding Bermuda Ltd.	2	1

Total Common Stock (cost $400,000)		1

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Electric-Integrated — 0.0%
SW Acquisition†(6) (cost $0)	1	6

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(6) (cost $0)	250	45,000

PUT OPTIONS-PURCHASED — 0.0%
Put Options-Purchased(5)(13) (cost $21,340)	8,800,000	48,884

Total Long-Term Investment Securities (cost $564,902,285)		570,866,112

SHORT-TERM INVESTMENT SECURITIES — 4.6%
United States Treasury Notes — 4.6%
0.17% due 08/04/11	12,500,000	12,489,257
0.18% due 06/09/11	200,000	199,888
0.19% due 06/16/11(12)	17,170,000	17,159,561

Total Short-Term Investment Securities (cost $29,846,897)		29,848,706

REPURCHASE AGREEMENTS — 20.2%
Agreement with Barclays Capital, bearing interest at 0.22%, dated 01/31/11, to be repurchased 02/01/11 in the amount of $1,000,006 and collateralized by $814,000 United States Treasury Notes, bearing interest at 6.00% due 02/15/26 and having an approximate value of $1,022,505	1,000,000	1,000,000
Agreement with J.P. Morgan Securities LLC, bearing interest at 0.23%, dated 01/31/11, to be repurchased 02/01/11 in the amount of $39,300,251 and collateralized by $29,243,800 of United States Treasury Bonds, bearing interest at 4.38% due 11/15/39 and by $11,361,900 of United States Treasury Bonds, bearing interest at 4.50% due 08/15/39 having an approximate combined value of $40,464,059	39,300,000	39,300,000

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount**	(Note 2)

REPURCHASE AGREEMENTS (continued)

Agreement with Merrill Lynch Pierce, Fenner & Smith, bearing interest at 0.23%, dated 01/31/11, to be repurchased 02/01/11 in the amount of $64,500,412 and collateralized by $66,622,000 of United States Treasury Notes, bearing interest at 1.25% due 09/30/15 having an approximate value of $66,222,665	$64,500,000	$64,500,000
Agreement with Morgan Stanley & Co., Inc., bearing interest at 0.23%, dated 01/31/11, to be repurchased 02/01/11 in the amount of $25,100,160 and collateralized by $25,038,000 of United State Treasury Notes, bearing interest at 1.38% due 02/15/13 and having an approximate value of $25,618,926	25,100,000	25,100,000

Total Repurchase Agreements (cost $129,900,000)		129,900,000

TOTAL INVESTMENTS (cost $724,649,182) (10)	113.5%	730,614,818
Liabilities in excess of other assets	(13.5)	(86,992,469)

NET ASSETS	100.0%	$643,622,349

BONDS & NOTES SOLD SHORT — (3.1)%
U.S. Government Agencies. — (3.1)%
Federal Home Loan Mtg. Corp.
5.50% due February TBA	(5,000,000)	(5,328,515)
Federal National Mtg. Assoc
3.50% due February TBA	(6,000,000)	(6,033,750)
5.50% due February TBA	(6,000,000)	(6,412,500)

		(12,446,250)

Government National Mtg. Assoc
6.00% due February TBA	(2,000,000)	(2,198,438)

Total Bonds & Notes Sold Short (proceeds $(19,934,766))		$(19,973,203)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2011, the aggregate value of these securities was $55,271,233 representing 8.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
AUD — Australian Dollar
EUR — Euro Dollar
GBP — British Pound
JPY — Japanese Yen
USD — United States Dollar
LIBOR — London Interbank Offered Rate
BBA — British Banking Association
FRS — Floating Rate Securities
VRS — Variable Rate Securities
The rates shown on FRS and VRS are the current interest rates as of January 31, 2011.
The dates shown on debt obligations are the original maturity dates.
REMIC  — Real Estate Mortgage Investment Conduit

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS —	Treasury Inflation Protected Security

†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Bond in default
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	Illiquid security. At January 31, 2011, the aggregate value of these securities was $221,747 representing 0.0% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	Effective April 30, 2010, interest payments were suspended for twenty-four months according to an agreement with the European Commission.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	See Note 3 for cost of investments on a tax basis.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	The security or portion thereof represents collateral to cover margin requirements for open credit default swaps, interest rate swaps, and forward foreign currency contracts.
(13)	Options — Purchased

Put Options — Purchased

						Unrealized
	Expiration	Strike	Notional	Premiums	Value at	Appreciation/
Issue	Month	Price	Amount	Paid	January 31, 2011	(Depreciation)

Put option to enter an interest rate swap with Goldman Sachs Bank USA for the right to receive a fixed rate of 2.00% versus the three month USD-LIBOR-BBA maturing on 11/21/2013	November 2012	$2.00	$8,800,000	$21,340	$48,884	$27,544

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Written Straddle Options@

							Unrealized
		Expiration	Exercise	Notional	Premiums	Value at	Appreciation/
Description	Counterparty	Date	Price*	Amount	Received	January 31, 2011	(Depreciation)

Call & Put — OTC 1 Year vs. 2 Year Forward Volatility Agreement	Morgan Stanley	11/14/2012	$—	$6,200,000	$67,332	$100,042	$(32,710)
Call & Put — OTC 1 Year vs. 1 Year Forward Volatility Agreement	Goldman Sachs	10/11/2012	—	12,400,000	$65,474	91,374	(25,900)

				$18,600,000	$132,806	$191,416	$(58,610)

*	Exercise price and final cost determined on a future date, based upon implied volatility parameters.
@	Illiquid security

Written Options on Interest Rate Swap Contracts

						Unrealized
	Expiration	Strike	Notional	Premiums	Value at	Appreciation/
Issue	Month	Price	Amount	Received	January 31, 2011	(Depreciation)

Call option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to pay a fixed rate of 0.90% versus the three month USD-LIBOR-BBA maturing on 12/20/2015	March 2011	$0.90	$1,200,000	$3,694	$2,720	$974
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 1.60% versus the three month USD-LIBOR-BBA maturing on 12/20/2015	March 2011	1.60	1,200,000	9,637	643	8,994
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 1.20% versus the three month USD-LIBOR-BBA maturing on 12/20/2015	June 2011	1.20	21,700,000	65,100	53,147	11,953
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 2.75% versus the three month USD-LIBOR-BBA maturing on 06/20/2015	June 2012	2.75	10,200,000	99,960	131,871	(31,911)
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 3.00% versus the three month USD-LIBOR-BBA maturing on 06/20/2015	June 2012	3.00	6,600,000	65,476	70,295	(4,819)
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 3.00% versus the three month USD-LIBOR-BBA maturing on 06/20/2015	June 2012	3.00	7,900,000	69,972	84,141	(14,169)
Put option to enter an interest rate swap with Citibank NA for the obligation to receive a fixed rate of 3.00% versus the three month USD-LIBOR-BBA maturing on 06/20/2015	June 2012	3.00	6,800,000	77,082	72,425	4,657
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	300,000	2,040	149	1,891
Put option to enter an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	100,000	690	50	640

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

						Unrealized
	Expiration	Strike	Notional	Premiums	Value at	Appreciation/
Issue	Month	Price	Amount	Received	January 31, 2011	(Depreciation)

Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	$10.00	$5,700,000	$34,803	$2,840	$31,963
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	600,000	4,080	299	3,781
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 2.25% versus the three month USD-LIBOR-BBA maturing on 09/26/2014	September 2012	2.25	700,000	4,784	8,006	(3,222)
Put option to enter an interest rate swap with Citibank NA for the obligation to receive a fixed rate of 2.25% versus the three month USD-LIBOR-BBA maturing on 09/26/2014	September 2012	2.25	600,000	4,088	6,863	(2,775)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 2.25% versus the three month USD-LIBOR-BBA maturing on 09/26/2014	September 2012	2.25	17,700,000	105,020	202,449	(97,429)
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 2.25% versus the three month USD-LIBOR-BBA maturing on 09/26/2014	September 2012	2.25	4,000,000	24,788	45,751	(20,963)
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 2.25% versus the three month USD-LIBOR-BBA maturing on 09/26/2014	September 2012	2.25	21,400,000	166,530	244,769	(78,239)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 12.10% versus the three month USD-LIBOR-BBA maturing on 11/21/2013	November 2012	12.10	8,800,000	50,207	96,371	(46,164)

			$115,500,000	$787,951	$1,022,789	$(234,838)

USD  — United States Dollar
LIBOR  — London Interbank Offered Rate
BBA  — British Banking Association

Written Call Options on Currency@

						Unrealized
	Expiration	Strike	Number of	Premiums	Value at	Appreciation/
Issue	Month	Price	Contracts	Received	January 31, 2011	(Depreciation)

OTC European Style Call USD VS. CAD	March 2011	$1.05	2,500,000	$21,125	$5,000	$16,125

@	Illiquid security

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Written Call Options on Exchange Traded Futures

						Unrealized
	Expiration	Strike	Number of	Premiums	Value at	Appreciation/
Issue	Month	Price	Contracts	Received	January 31, 2011	(Depreciation)

CME 90-Day Eurodollar	September 2011	$99.38	70	$30,674	$40,686	$(10,012)

Written Put Options on Exchange Traded Futures

						Unrealized
	Expiration	Strike	Number of	Premiums	Value at	Appreciation/
Issue	Month	Price	Contracts	Received	January 31, 2011	(Depreciation)

CME 90-Day Eurodollar	September 2011	$99.38	70	$40,725	$22,313	$18,412

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	January 31, 2011	(Depreciation)

10	Long	3 Month Euro EURIBOR Futures	March 2011	$3,384,882	$3,382,315	$(2,567)
157	Long	90 Day Euro Dollar Futures	March 2011	39,104,138	39,114,588	10,450
178	Long	3 Month Euro EURIBOR Futures	June 2011	60,174,994	60,058,976	(116,018)
143	Long	3 Month Euro EURIBOR Futures	September 2011	48,226,402	48,149,285	(77,117)
136	Long	90 Day Euro Dollar Futures	December 2011	33,760,750	33,775,600	14,850
72	Long	90 Day Euro Dollar Futures	March 2012	17,824,500	17,844,300	19,800

						$(150,602)

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Bank of America N.A.	MYR	18,348,330	USD	5,997,754	2/7/2011	$6,127	$—
	SGD	3,317,415	USD	2,591,528	2/24/2011	—	(1,684)
	USD	5,915,000	MYR	18,348,330	2/7/2011	76,627	—
	USD	3,076,000	SGD	4,031,406	3/9/2011	75,384	—
	USD	3,549,000	TWD	107,783,130	4/6/2011	167,827	—
	USD	5,915,000	KRW	6,669,754,000	5/9/2011	—	(2,360)
	USD	2,592,004	SGD	3,317,415	6/9/2011	1,531	—
	USD	844,000	CNY	5,608,380	9/14/2011	7,868	—
	USD	451,287	CNY	2,908,996	2/13/2012	—	(7,325)

						335,364	(11,369)

Barclays Bank PLC	BRL	1,339,582	USD	795,476	3/2/2011	—	(2,702)
	MYR	4,800,000	USD	1,564,557	2/7/2011	—	(2,877)
	USD	1,568,900	MYR	4,800,000	2/7/2011	—	(1,465)
	USD	852,765	NOK	5,087,000	2/7/2011	27,821	—
	USD	508,000	SGD	663,351	2/24/2011	10,540	—
	USD	789,569	BRL	1,339,582	4/4/2011	2,966	—
	USD	1,704,280	INR	78,959,280	5/9/2011	—	(14,749)
	USD	1,553,534	MYR	4,800,000	8/11/2011	—	(5,103)
	USD	1,254,931	CNY	8,085,738	2/13/2012	—	(20,912)

						41,327	(47,808)

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Citibank N.A.	MYR	9,300,000	USD	3,036,406	2/7/2011	$—	$(499)
	USD	3,039,967	MYR	9,300,000	2/7/2011	—	(3,063)
	USD	785,494	BRL	1,339,582	3/2/2011	12,683	—
	USD	389,000	CNY	2,572,846	4/28/2011	551	—
	USD	3,014,417	MYR	9,300,000	8/11/2011	—	(14,333)
	USD	294,000	CNY	1,952,160	9/14/2011	2,518	—
	USD	1,525,540	CNY	9,824,552	2/13/2012	—	(26,149)

						15,752	(44,044)

Deutsche Bank AG London	USD	2,159,000	CAD	2,167,852	2/7/2011	5,665	—

Goldman Sachs International	USD	2,476,225	TWD	73,234,360	4/6/2011	49,211	—

HSBC Bank USA	CAD	11,505,000	USD	11,409,050	2/17/2011	—	(76,703)
	MYR	2,697,632	USD	883,022	2/7/2011	2,113	—
	USD	881,810	MYR	2,697,632	2/7/2011	—	(901)
	USD	508,000	SGD	663,499	2/24/2011	10,655	—
	USD	875,000	CNY	5,818,313	6/15/2011	6,969	—
	USD	876,566	MYR	2,697,632	8/11/2011	—	(6,338)

						19,737	(83,942)

JPMorgan Chase Bank N.A.	AUD	14,413,000	USD	14,085,825	4/29/2011	—	(123,847)
	MYR	1,600,000	USD	522,705	2/7/2011	227	—
	USD	523,013	MYR	1,600,000	2/7/2011	—	(534)
	USD	508,000	SGD	663,194	2/24/2011	10,417	—
	USD	2,355,000	TWD	68,106,600	4/6/2011	—	(6,391)
	USD	1,130,000	CNY	7,494,160	4/7/2011	4,326	—
	USD	468,000	CNY	3,095,820	4/28/2011	734	—
	USD	2,880,351	SGD	3,752,521	6/9/2011	53,348	—
	USD	519,228	MYR	1,600,000	8/11/2011	—	(3,084)
	USD	3,074,799	CNY	19,844,899	2/13/2012	—	(46,135)

						69,052	(179,991)

Morgan Stanley And Co., Inc.	USD	509,000	SGD	664,288	2/24/2011	10,272	—

Royal Bank of Scotland PLC	GBP	2,510,000	USD	3,923,770	3/21/2011	—	(95,425)
	JPY	165,176,000	USD	1,983,498	4/14/2011	—	(29,993)
	MYR	10,000	USD	3,269	2/7/2011	3	—
	SGD	500,000	USD	388,772	3/9/2011	—	(2,082)
	USD	3,229	MYR	10,000	2/7/2011	36	—
	USD	1,480,648	NOK	8,751,000	2/7/2011	34,195	—
	USD	2,171,770	CAD	2,163,000	2/17/2011	—	(12,388)
	USD	388,884	SGD	500,000	9/9/2011	2,045	—
	USD	183,000	CNY	1,213,290	9/14/2011	1,289	—
	USD	1,195,000	CNY	7,648,000	11/4/2011	—	(32,167)

						37,568	(172,055)

UBS AG	EUR	19,984,000	USD	26,939,951	4/19/2011	—	(394,997)
	USD	508,000	SGD	663,082	2/24/2011	10,329	—
	USD	439,000	CNY	2,910,570	9/14/2011	3,093	—
	USD	1,818,290	CNY	11,708,877	2/13/2012	—	(31,319)

						13,422	(426,316)

Net Unrealized Appreciation/(Depreciation)						$597,370	$(965,525)

BRL  — Brazilian Real
CAD  — Canadian Dollar
CNY  — Yuan Renminbi
INR  — Indian Rupee
KRW  — South Korean Won
MYR  — Malaysian Ringgit
NOK  — Norwegian Krone
SGD  — Singapore Dollar
TWD  — Taiwan Dollar
USD  — United States Dollar

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Interest Rate Swap Contracts@

				Rates Exchanged			Gross
		Notional		Payments		Upfront Payments	Unrealized
		Amount	Termination	Received by the	Payments Made	made (Received)	Appreciation/
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	(Depreciation)

Barclays Bank PLC	BRL	30,300	01/02/13	11.910%	1-Year BRL-CDI	$112,232	$(147,340)
	BRL	2,100	01/02/14	11.990%	1-Year BRL-CDI	525	(11,932)
	AUD	5,000	01/02/12	5.500%	6 month AUD Bank Bill	(23,897)	(82,730)
Goldman Sachs Bank USA	BRL	32,600	01/02/14	11.960%	1-Year BRL-CDI	(24,269)	(171,932)
	BRL	3,100	01/02/13	11.930%	1-Year BRL-CDI	(6,145)	6,231
HSBC Bank USA NA	BRL	7,500	01/02/14	12.120%	1-Year BRL-CDI	13,818	(26,874)
	BRL	400	01/02/13	11.8900%	1-Year BRL-CDI	1,801	(1,904)
	BRL	11,400	01/02/14	11.935%	1-Year BRL-CDI	28,683	(160,654)
Morgan Stanley Capital Services, Inc.	BRL	2,700	01/02/12	11.670%	1-Year BRL-CDI	9,130	47,116
	BRL	3,400	01/02/13	12.590%	1-Year BRL-CDI	3,516	16,598
	BRL	400	01/02/13	11.9800%	1-Year BRL-CDI	2,676	(2,264)

Total						$118,070	$(535,685)

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

							Upfront
				Implied Credit			Premiums	Unrealized
	Fixed Deal	Termination		Spread at	Notional		Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	January 31, 2011 (3)	Amount (2)	Value	(Received)	(Depreciation)

British Telecom PLC 5.950% due 01/15/2018	(1.360)%	3/20/2018	Morgan Stanley Capital Services, Inc.	1.0522%	$ 1,600,000	$(31,604)	$—	$(31,604)
Masco Corp. 6.125% due 10/03/2016	(5.000)%	12/20/2016	Barclays Bank PLC	2.4055%	1,800,000	(240,037)	(206,137)	(33,900)
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610)%	6/20/2013	Barclays Bank PLC	0.3211%	1,100,000	(7,591)	—	(7,591)
Reynolds American, Inc. 7.250% due 06/01/2013	(1.200)%	6/20/2013	Barclays Bank PLC	0.9383%	500,000	(3,094)	—	(3,094)
R.R. Donnelley & Sons 11.250% due 02/01/2019	(3.500)%	3/20/2019	Bank of America NA	2.7921%	1,100,000	(50,603)	—	(50,603)
Tate & Lyle International Finance PLC 6.500% due 06/28/2012	(1.150)%	6/20/2016	Barclays Bank PLC	0.9810%	2,300,000	(19,682)	—	(19,682)
Transocean, Inc. 7.378% due 04/15/2018	(1.000)%	6/20/2011	Barclays Bank PLC	0.5272%	400,000	(739)	925	(1,664)
Transocean, Inc. 7.378% due 04/15/2018	(1.000)%	3/20/2011	Goldman Sachs International	0.5201%	1,400,000	(913)	4,491	(5,404)

						$(354,263)	$(200,721)	$(153,542)

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (4)

Upfront
				Implied Credit			Premiums	Unrealized
	Fixed Deal	Termination		Spread at	Notional		Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	January 31, 2011 (3)	Amount (2)	Value	(Received)	(Depreciation)

Goldman Sachs Group, Inc.
6.600% due 01/15/2012	1.000%	3/20/2011	Bank of America NA	0.4379%	$1,800,000	$1,375	$(3,369)	$4,744

@	Illiquid security
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BRL-CDI   — Brazil Interbank Deposit Rate
EURIBOR  — Euro Interbank Offered Rate
LIBOR     — London Interbank Offered Rate

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$21,321,191	$3,476,179	$24,797,370
U.S. Corporate Bonds & Notes	—	81,888,686	95,872	81,984,558
Foreign Corporate Bonds & Notes	—	75,565,665	—	75,565,665
Foreign Government Agencies	—	29,648,762	—	29,648,762
U.S. Government Agencies	—	306,945,961	—	306,945,961
U.S. Government Treasuries	—	32,324,003	—	32,324,003
Municipal Bonds & Notes	—	19,505,902	—	19,505,902
Common Stock	1	—	0	1
Membership Interest Certificates	—	—	6	6
Warrants	—	—	45,000	45,000
Put Option — Purchased	—	48,884	—	48,884
Short-Term Investment Securities:
U.S. Government Treasuries	—	29,848,706	—	29,848,706
Repurchase Agreements	—	129,900,000	—	129,900,000
Other Financial Instruments:@
Written Options on Interest Rate Swap
Contracts — Appreciation	—	64,853	—	64,853
Written Call Options on Currency-Appreciation	16,125	—	—	16,125
Written Put Options on Exchange Traded
Futures — Appreciation	18,412	—	—	18,412
Open Futures Contracts-Appreciation	45,100	—	—	45,100
Open Forward Foreign Currency Contracts-Appreciation		597,370		597,370
Interest Rate Swaps Contracts-Appreciation	—	69,945	—	69,945
Credit Default Swaps on Corporate & Sovereign
Issues — Sell Protection-Appreciation	—	4,744	—	4,744

Total	$79,638	$727,734,672	$3,617,057	$731,431,367

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Liabilities:
Bonds & Notes Sold Short:
U.S. Government Agencies	—	19,973,203	—	19,973,203
Other Financial Instruments:@
Written Straddle Options-Depreciation	—	58,610	—	58,610
Written Options on Interest Rate Swap
Contracts — Depreciation	—	299,691	—	299,691
Written Call Options on Exchange Traded
Futures — Depreciation	10,012	—	—	10,012
Open Futures Contracts-Depreciation	195,702	—	—	195,702
Open Forward Foreign Currency Contracts-Depreciation	—	965,525	—	965,525
Interest Rate Swaps Contracts-Depreciation	—	605,630	—	605,630
Credit Default Swaps on Corporate & Sovereign
Issues — Buy Protection-Depreciation	—	153,542	—	153,542

Total	$205,714	$22,056,201	$—	$22,261,915

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

				U.S.		Membership
	Asset Backed	U.S. Corporate	Foreign Corporate	Government	Common	Interest
	Securities	Bonds & Notes	Bonds & Notes	Agencies	Stock	Certificates	Warrants

Balance as of 1/31/2010	$—	$0	$5,006,397	$2,483,250	$0	$6	$86,250
Accrued discounts/premiums	—	—	(16)	130,252	—	—	—
Realized gain (loss)	—	—	(99,960)	—	—	—	(0)
Change in unrealized appreciation (depreciation)(1)	(23,821)	—	52,560	(117,904)	—	—	(41,250)
Net purchases (sales)	3,500,000	—	(365,040)	—	—	—	—
Transfers in and/or out of Level 3(2)	—	95,872	(4,593,941)	(2,495,598)	—	—	—

Balance as of 1/31/2011	$3,476,179	$95,872	$—	$—	$0	$6	$45,000

(1)	The total change in unrealized appreciation (depreciation) in the statement of operations included attributable to level 3 investments still held at January 31, 2011 includes:

			U.S.		Membership
Asset Backed	U.S. Corporate	Foreign Corporate	Government	Common	Interest
Securities	Bonds & Notes	Bonds & Notes	Agencies	Stock	Certificates	Warrants

$(23,821)	$—	$—	$—	$—	$—	$(41,250)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	11.1%
United States Treasury Notes	11.0
Repurchase Agreements	5.1
Diversified Financial Services	4.8
Oil Companies-Integrated	4.5
Diversified Banking Institutions	4.2
Federal Home Loan Mtg. Corp.	3.7
Government National Mtg. Assoc.	3.3
Oil Companies-Exploration & Production	3.1
Diversified Manufacturing Operations	2.9
Medical-Drugs	2.8
Computers	2.7
Banks-Super Regional	2.5
Telephone-Integrated	2.3
Multimedia	1.9
Electric-Integrated	1.8
Chemicals-Diversified	1.8
Computer Services	1.6
Insurance-Life/Health	1.4
Applications Software	1.4
Medical-Biomedical/Gene	1.3
Networking Products	1.3
Medical-HMO	1.1
Electronic Components-Semiconductors	1.0
Cosmetics & Toiletries	1.0
Enterprise Software/Service	1.1
Transport-Rail	1.0
Insurance-Multi-line	0.9
Banks-Commercial	0.9
Beverages-Non-alcoholic	0.9
Metal-Copper	0.8
Auto/Truck Parts & Equipment-Original	0.8
Auto-Cars/Light Trucks	0.8
Tobacco	0.7
Aerospace/Defense-Equipment	0.7
Oil-Field Services	0.7
Retail-Discount	0.7
Wireless Equipment	0.7
Cable/Satellite TV	0.6
Computers-Memory Devices	0.6
Real Estate Investment Trusts	0.5
Food-Misc.	0.5
Oil Field Machinery & Equipment	0.5
Retail-Restaurants	0.5
Medical Products	0.5
Semiconductor Equipment	0.5
United States Treasury Bonds	0.5
E-Commerce/Products	0.5
Food-Retail	0.5
Investment Management/Advisor Services	0.4
Insurance-Reinsurance	0.4
Medical-Wholesale Drug Distribution	0.4
Office Automation & Equipment	0.4
Consumer Products-Misc.	0.4
Pipelines	0.4
Retail-Drug Store	0.4
Cellular Telecom	0.3
Finance-Credit Card	0.3
Cruise Lines	0.3
Federal Home Loan Bank	0.3
Medical-Hospitals	0.3
Television	0.3
Retail-Building Products	0.3
Special Purpose Entities	0.3
Auto-Heavy Duty Trucks	0.3
Engineering/R&D Services	0.3
Engines-Internal Combustion	0.3
Food-Wholesale/Distribution	0.3
Credit Card Bullet	0.3
Retail-Auto Parts	0.3
Web Portals/ISP	0.3
Sovereign	0.3
Chemicals-Specialty	0.2
Brewery	0.2
Aerospace/Defense	0.2
Retail-Office Supplies	0.2
Instruments-Scientific	0.2
Hotels/Motels	0.2
Semiconductor Components-Integrated Circuits	0.2
Airlines	0.2
Publishing-Newspapers	0.2
Retail-Regional Department Stores	0.2
Commercial Services-Finance	0.2
Finance-Consumer Loans	0.2
Tennessee Valley Authority	0.2
Food-Meat Products	0.2
Oil & Gas Drilling	0.2
Beverages-Wine/Spirits	0.2
Finance-Investment Banker/Broker	0.2
Automobile	0.1
Banks-Fiduciary	0.1
Vitamins & Nutrition Products	0.1
Finance-Other Services	0.1
Commercial Services	0.1
Retail-Jewelry	0.1
Building-Residential/Commercial	0.1
Gas-Distribution	0.1
Pharmacy Services	0.1
Metal-Aluminum	0.1
Therapeutics	0.1
Transport-Services	0.1
Metal-Iron	0.1
Hospital Beds/Equipment	0.1
Appliances	0.1
Telecom Equipment-Fiber Optics	0.1
Metal Processors & Fabrication	0.1
Home Furnishings	0.1
Batteries/Battery Systems	0.1
Transactional Software	0.1
E-Commerce/Services	0.1
Retail-Mail Order	0.1
Telecom Services	0.1
Auction Houses/Art Dealers	0.1
Printing-Commercial	0.1
Independent Power Producers	0.1
Finance-Auto Loans	0.1
Broadcast Services/Program	0.1
Electronic Forms	0.1
Internet Infrastructure Software	0.1
Data Processing/Management	0.1
Diversified Operations	0.1
Resorts/Theme Parks	0.1
Funeral Services & Related Items	0.1
Footwear & Related Apparel	0.1

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited) — (continued)

Building Societies	0.1%
Retail-Apparel/Shoe	0.1
Water	0.1
Diversified Minerals	0.1
Private Corrections	0.1
Medical Instruments	0.1
Machinery-Construction & Mining	0.1
Paper & Related Products	0.1
Machinery-Farming	0.1
Satellite Telecom	0.1
Investment Companies	0.1
Medical-Generic Drugs	0.1
Computers-Periphery Equipment	0.1
Medical Labs & Testing Services	0.1

111.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 62.1%
Aerospace/Defense — 0.2%
General Dynamics Corp.	4,300	$324,220

Aerospace/Defense-Equipment — 0.7%
United Technologies Corp.	11,991	974,868

Airlines — 0.2%
Alaska Air Group, Inc.†	2,500	148,100
United Continental Holdings, Inc.†	5,000	127,000

		275,100

Appliances — 0.1%
Whirlpool Corp.	1,700	145,350

Applications Software — 1.4%
Citrix Systems, Inc.†	1,059	66,908
Microsoft Corp.	66,522	1,844,322

		1,911,230

Auction House/Art Dealers — 0.1%
Sotheby’s	3,100	124,930

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.†	21,000	334,950
General Motors Co.†	19,654	717,174

		1,052,124

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	7,252	409,665

Auto/Truck Parts & Equipment-Original — 0.8%
Johnson Controls, Inc.	21,340	819,243
TRW Automotive Holdings Corp.†	2,500	149,150
WABCO Holdings, Inc.†	2,300	134,320

		1,102,713

Banks-Commercial — 0.3%
BB&T Corp.	6,751	186,598
Regions Financial Corp.	11,814	83,879
SVB Financial Group†	967	50,739
Zions Bancorporation	1,064	25,089

		346,305

Banks-Fiduciary — 0.1%
State Street Corp.	4,141	193,468

Banks-Super Regional — 2.4%
Capital One Financial Corp.	14,066	677,419
Comerica, Inc.	1,285	49,087
Fifth Third Bancorp	3,500	52,045
Huntington Bancshares, Inc.	41,600	301,184
PNC Financial Services Group, Inc.	7,500	450,000
SunTrust Banks, Inc.	8,500	258,655
US Bancorp	10,500	283,500
Wells Fargo & Co.	39,048	1,265,936

		3,337,826

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	1,900	138,206

Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	12,137	762,810
PepsiCo, Inc.	6,360	409,012

		1,171,822

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	4,900	94,178

Brewery — 0.1%
Molson Coors Brewing Co., Class B	2,700	126,549

Building-Residential/Commercial — 0.1%
Lennar Corp., Class A	2,171	42,031
NVR, Inc.†	161	123,165

		165,196

Cable/Satellite TV — 0.4%
Comcast Corp., Class A	12,888	293,202
DIRECTV, Class A†	2,342	99,277
Time Warner Cable, Inc.	1,800	122,094

		514,573

Casino Services — 0.0%
International Game Technology	457	7,847

Cellular Telecom — 0.2%
Sprint Nextel Corp.†	72,463	327,533

Chemicals-Diversified — 1.7%
Celanese Corp., Series A	4,000	165,960
Dow Chemical Co.	14,523	515,276
E.I. du Pont de Nemours & Co.	24,672	1,250,377
PPG Industries, Inc.	4,505	379,681

		2,311,294

Chemicals-Specialty — 0.2%
Eastman Chemical Co.	1,800	167,148
Lubrizol Corp.	1,500	161,190

		328,338

Commercial Services — 0.1%
Alliance Data Systems Corp.†	2,050	145,017

Commercial Services-Finance — 0.2%
Mastercard, Inc., Class A	798	188,735
Visa, Inc., Class A	848	59,233

		247,968

Computer Services — 1.6%
Cognizant Technology Solutions Corp., Class A†	4,021	293,332
Computer Sciences Corp.	1,800	95,922
International Business Machines Corp.	10,818	1,752,516

		2,141,770

Computers — 2.7%
Apple, Inc.†	9,451	3,206,913
Hewlett-Packard Co.	11,986	547,641

		3,754,554

Computers-Memory Devices — 0.6%
EMC Corp.†	22,014	547,928
SanDisk Corp.†	4,332	196,543
Seagate Technology PLC†	1,300	18,200

		762,671

Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	2,000	69,680

Consulting Services — 0.0%
Genpact, Ltd.†	1,747	26,432

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	3,800	$245,974

Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	2,292	175,957
Procter & Gamble Co.	20,082	1,267,776

		1,443,733

Cruise Lines — 0.3%
Carnival Corp.(1)	10,367	463,509

Dialysis Centers — 0.0%
DaVita, Inc.†	634	46,821

Diversified Banking Institutions — 3.4%
Bank of America Corp.	95,558	1,312,011
Citigroup, Inc.†	339,009	1,634,023
Goldman Sachs Group, Inc.	8,871	1,451,473
Morgan Stanley	9,846	289,473

		4,686,980

Diversified Manufacturing Operations — 2.7%
3M Co.	7,644	672,060
Eaton Corp.	600	64,776
General Electric Co.	17,749	357,465
Honeywell International, Inc.	21,609	1,210,320
Parker Hannifin Corp.	7,192	643,037
Tyco International, Ltd.	17,578	788,022

		3,735,680

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	3,753	636,659

E-Commerce/Services — 0.1%
IAC/InterActive Corp.†	4,800	135,792

Electric-Integrated — 1.3%
Ameren Corp.	5,100	144,687
American Electric Power Co., Inc.	13,280	473,830
CMS Energy Corp.	2,200	42,900
Edison International	718	26,049
NextEra Energy, Inc.	7,656	409,290
Northeast Utilities	3,700	121,804
NV Energy, Inc.	11,419	164,091
PG&E Corp.	4,803	222,283
Public Service Enterprise Group, Inc.	4,752	154,107
SCANA Corp.	923	39,015
Southern Co.	750	28,215
Xcel Energy, Inc.	794	18,715

		1,844,986

Electronic Components-Semiconductors — 1.0%
Avago Technologies, Ltd.	8,108	232,781
Broadcom Corp., Class A	3,860	174,047
Intersil Corp., Class A	14,393	217,622
NVIDIA Corp.†	8,681	207,650
Xilinx, Inc.	17,639	567,976

		1,400,076

Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,345	110,552

Engineering/R&D Services — 0.3%
Fluor Corp.	3,846	266,105
KBR, Inc.	4,400	141,240

		407,345

Engines-Internal Combustion — 0.3%
Cummins, Inc.	3,700	391,756

Enterprise Software/Service — 1.0%
Oracle Corp.	40,881	1,309,418

Finance-Credit Card — 0.1%
American Express Co.	3,848	166,926

Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	6,151	125,603

Finance-Other Services — 0.1%
CME Group, Inc.	584	180,199

Food-Meat Products — 0.2%
Smithfield Foods, Inc.†	5,200	103,532
Tyson Foods, Inc., Class A	8,000	131,600

		235,132

Food-Misc. — 0.3%
Campbell Soup Co.	3,948	134,784
General Mills, Inc.	8,092	281,440

		416,224

Food-Retail — 0.3%
Kroger Co.	17,625	377,175

Food-Wholesale/Distribution — 0.3%
Sysco Corp.	12,998	378,762

Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	1,400	102,746

Gas-Distribution — 0.1%
Sempra Energy	3,136	163,292

Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc.†	3,200	147,616

Hotels/Motels — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	1,779	104,908
Wyndham Worldwide Corp.	6,900	194,097

		299,005

Independent Power Producers — 0.0%
GenOn Energy, Inc.†	703	2,910

Instruments-Scientific — 0.2%
Thermo Fisher Scientific, Inc.†	5,266	301,584

Insurance-Life/Health — 1.2%
Aflac, Inc.	2,436	140,265
Lincoln National Corp.	6,000	173,040
Protective Life Corp.	5,800	159,906
Prudential Financial, Inc.	19,610	1,206,211

		1,679,422

Insurance-Multi-line — 0.7%
ACE, Ltd.	9,039	556,712
Hartford Financial Services Group, Inc.	2,400	66,672
MetLife, Inc.	2,581	118,132
XL Group PLC	12,053	276,255

		1,017,771

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Reinsurance — 0.4%
Berkshire Hathaway, Inc., Class B†	2,515	$205,601
Endurance Specialty Holdings, Ltd.	3,700	172,013
RenaissanceRe Holdings, Ltd.	3,376	221,533

		599,147

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,000	108,380

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	7,700	474,705
Invesco, Ltd.	5,816	143,888

		618,593

Machinery-Construction & Mining — 0.1%
Joy Global, Inc.	1,000	87,180

Medical Instruments — 0.1%
Boston Scientific Corp.†	6,418	44,798
Medtronic, Inc.	1,200	45,984

		90,782

Medical Products — 0.4%
Cooper Cos., Inc.	3,000	172,020
Covidien PLC	8,784	416,976

		588,996

Medical-Biomedical/Gene — 1.3%
Alexion Pharmaceuticals, Inc.†	560	46,939
Amgen, Inc.†	5,200	286,416
Biogen Idec, Inc.†	13,825	905,123
Celgene Corp.†	6,678	344,117
Dendreon Corp.†	4,334	151,864
Genzyme Corp.†	800	58,680

		1,793,139

Medical-Drugs — 2.8%
Abbott Laboratories	18,010	813,332
Cephalon, Inc.†	2,300	135,884
Endo Pharmaceuticals Holdings, Inc.†	2,800	93,016
Merck & Co., Inc.	34,388	1,140,650
Pfizer, Inc.	90,670	1,652,007

		3,834,889

Medical-HMO — 1.0%
Aetna, Inc.	1,819	59,918
AMERIGROUP Corp.†	3,000	157,110
Humana, Inc.†	2,300	133,331
UnitedHealth Group, Inc.	21,851	896,984
WellPoint, Inc.†	2,419	150,268

		1,397,611

Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	3,400	143,140

Medical-Wholesale Drug Distribution — 0.4%
Cardinal Health, Inc.	10,966	455,199
McKesson Corp.	1,190	89,452

		544,651

Metal Processors & Fabrication — 0.1%
Timken Co.	3,000	141,060

Metal-Aluminum — 0.1%
Alcoa, Inc.	9,134	151,350

Metal-Copper — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	10,225	1,111,969

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	1,750	149,555

Multimedia — 1.7%
Time Warner, Inc.	47,068	1,480,289
Viacom, Inc., Class B	9,900	411,345
Walt Disney Co.	12,192	473,903

		2,365,537

Networking Products — 1.2%
Cisco Systems, Inc.†	59,488	1,258,171
Juniper Networks, Inc.†	9,040	335,565

		1,593,736

Office Automation & Equipment — 0.4%
Xerox Corp.	50,900	540,558

Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	2,900	170,317
Rowan Cos., Inc.†	1,528	52,380

		222,697

Oil Companies-Exploration & Production — 3.0%
Anadarko Petroleum Corp.	3,603	277,719
Apache Corp.	6,402	764,143
Devon Energy Corp.	8,234	730,273
EOG Resources, Inc.	4,773	507,800
Noble Energy, Inc.	729	66,412
Occidental Petroleum Corp.	17,284	1,671,017
Whiting Petroleum Corp.†	1,200	151,536

		4,168,900

Oil Companies-Integrated — 4.3%
Chevron Corp.	21,234	2,015,743
ConocoPhillips	7,694	549,813
Exxon Mobil Corp.	39,873	3,216,954
Murphy Oil Corp.	2,800	185,640

		5,968,150

Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	1,976	105,321
National Oilwell Varco, Inc.	8,600	635,540

		740,861

Oil-Field Services — 0.7%
Baker Hughes, Inc.	3,532	241,977
Halliburton Co.	4,712	212,040
Schlumberger, Ltd.	5,822	518,100

		972,117

Pharmacy Services — 0.1%
Medco Health Solutions, Inc.†	2,617	159,689

Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	6,800	120,496

Publishing-Newspapers — 0.2%
Gannett Co., Inc.	18,646	274,842

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc.	1,000	$77,040
Digital Realty Trust, Inc.	1,600	87,040
Douglas Emmett, Inc.	5,300	97,679
Equity Residential	3,100	167,989
Simon Property Group, Inc.	1,710	173,480

		603,228

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc.	3,400	99,416

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	1,700	108,698
AutoZone, Inc.†	1,047	265,446

		374,144

Retail-Building Products — 0.3%
Home Depot, Inc.	7,136	262,391
Lowe’s Cos., Inc.	6,200	153,760

		416,151

Retail-Discount — 0.6%
Dollar Tree, Inc.†	1,400	70,812
Target Corp.	3,241	177,704
Wal-Mart Stores, Inc.	10,350	580,325

		828,841

Retail-Drug Store — 0.3%
CVS Caremark Corp.	6,159	210,638
Walgreen Co.	4,260	172,274

		382,912

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.†	4,000	169,920

Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	4,100	132,020

Retail-Office Supplies — 0.2%
Staples, Inc.	14,285	318,698

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	2,271	115,321
Macy’s, Inc.	6,600	152,790

		268,111

Retail-Restaurants — 0.5%
Darden Restaurants, Inc.	5,167	243,417
Starbucks Corp.	4,000	126,120
Yum! Brands, Inc.	6,773	316,706

		686,243

Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	3,908	151,747
Marvell Technology Group, Ltd.†	7,181	136,511

		288,258

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	15,831	248,388
KLA-Tencor Corp.	3,637	160,319
Lam Research Corp.†	2,394	119,437
Novellus Systems, Inc.†	5,548	200,116

		728,260

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	6,363	141,322

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	4,377	0

Telephone-Integrated — 1.7%
AT&T, Inc.	31,891	877,641
CenturyLink, Inc.	9,834	425,222
Frontier Communications Corp.	8,631	79,146
Verizon Communications, Inc.	26,226	934,170

		2,316,179

Television — 0.3%
CBS Corp., Class B	19,800	392,634

Therapeutics — 0.1%
Warner Chilcott PLC, Class A	6,300	151,137

Tobacco — 0.6%
Lorillard, Inc.	2,900	218,196
Philip Morris International, Inc.	10,045	574,976

		793,172

Transactional Software — 0.1%
VeriFone Systems, Inc.†	3,400	135,796

Transport-Rail — 0.8%
Norfolk Southern Corp.	16,841	1,030,501
Union Pacific Corp.	1,372	129,832

		1,160,333

Transport-Services — 0.1%
United Parcel Service, Inc., Class B	2,100	150,402

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	2,900	189,457

Water — 0.1%
American Water Works Co., Inc.	3,807	97,079

Web Portals/ISP — 0.3%
Google, Inc., Class A†	614	368,621

Wireless Equipment — 0.7%
American Tower Corp., Class A†	1,446	73,543
Motorola Mobility Holdings, Inc.†	400	11,148
QUALCOMM, Inc.	15,551	841,776

		926,467

Total Common Stock (cost $73,093,650)		85,591,901

ASSET BACKED SECURITIES — 5.1%
Automobile — 0.1%
Ally Auto Receivables Trust Series 2010-1, Class A2 0.75% due 04/15/12	$57,718	57,728
Mercedes-Benz Auto Receivables Trust Series 2010-1, Class A2 0.70% due 08/15/12	119,786	119,860
Wachovia Auto Owner Trust Series 2008-A, Class A3A 4.81% due 09/20/12	26,947	27,174

		204,762

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Security	Principal	Value
Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)

Credit Card Bullet — 0.3%
Capital One Multi-Asset Execution Trust FRS Series 2006-A4, Class A4 0.30% due 12/16/13	$375,000	$374,971

Diversified Financial Services — 4.7%
American Home Mtg. Assets FRS Series 2006-2, Class 1A1 1.28% due 09/25/46(2)	91,356	53,440
BA Credit Card Trust FRS Series 2008-A5, Class A5 1.46% due 12/16/13	250,000	251,122
Banc of America Mtg. Securities, Inc. Series 2004-5, Class 3A2 4.75% due 06/25/19(2)	65,937	68,698
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW14, Class AM 5.24% due 12/11/38	55,000	54,674
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class AM 5.76% due 09/11/38	70,000	73,259
Citibank Omni Master Trust Series 2010-5A, Class A 2.36% due 05/16/16*	480,000	487,460
Citigroup Mtg. Loan Trust, Inc., FRS Series 2007-WFH2, Class A2 0.41% due 03/25/37	155,810	147,570
Citigroup Mtg. Loan Trust, Inc. Series 2007-12 Class 2A1 6.50% due 10/25/36*(2)	329,802	229,369
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/37(2)	319,227	232,137
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.46% due 07/25/36(2)	604,461	308,563
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(2)	648,821	430,560
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/35(2)	146,337	137,326
Credit Suisse Mtg. Capital Certificates VRS Series 2004-AR8, Class 2A1 2.86% due 09/25/34(2)	106,752	101,601
GS Mtg. Securities Corp. II, VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(3)	1,000,000	1,081,963
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.42% due 04/25/36	531,776	360,969
LB-UBS Commercial Mtg. Trust Series 2003-C8, Class A4 5.12% due 11/15/32	295,000	315,655
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/37(2)	75,994	62,642
Merrill Lynch Mtg. Trust VRS Series 2005-CK11, Class A6 5.24% due 11/12/37(3)	1,000,000	1,074,695
Option One Mtg. Loan Trust FRS Series 2007-6, Class 2A1 0.32% due 06/25/37	146,946	141,974
Washington Mutual Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(2)	197,054	122,097
Wells Fargo Home Equity Trust FRS Series 2006-1, Class A3 0.41% due 05/25/36	174,950	172,719
Wells Fargo Home Equity Trust VRS Series 2004-2, Class AI6 5.00% due 05/25/34	105,000	107,719
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/20(2)	89,914	93,439
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/37(2)	356,162	336,348

		6,445,999

Total Asset Backed Securities (cost $7,738,936)		7,025,732

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(4)(5)(6)(7)(8)(13) (cost $38,000)	38,000	42,560

U.S. CORPORATE BONDS & NOTES — 7.2%
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Senior Notes 8.00% due 12/15/16	35,000	37,800

Banks-Commercial — 0.3%
Credit Suisse New York Senior Notes 5.50% due 05/01/14	170,000	187,027
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	85,000	90,223
UBS AG Stamford Branch Notes 5.88% due 12/20/17	100,000	109,149

		386,399

Banks-Super Regional — 0.1%
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	105,000	120,564

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	110,000	117,012

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Security	Principal	Value
Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	$35,000	$37,743
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 6.88% due 11/15/19*	80,000	94,866
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*	85,000	97,993

		230,602

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 12/15/17	100,000	110,750

Cable TV — 0.0%
Comcast Corp. Company Guar. Notes 6.30% due 11/15/17	40,000	45,786

Cable/Satellite TV — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/17	100,000	104,000
Comcast Corp. Company Guar. Notes 6.50% due 01/15/17	65,000	74,995
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	110,000	114,950

		293,945

Cellular Telecom — 0.0%
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	30,000	31,350

Chemicals-Diversified — 0.1%
Lyondell Chemical Co. Senior Sec. Notes 11.00% due 05/01/18	100,000	114,000

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 5.50% due 06/30/16	35,000	34,300

Coal — 0.0%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	35,000	38,763
Arch Western Finance LLC Company Guar. Notes 6.75% due 07/01/13	19,000	19,190

		57,953

Commercial Services — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	25,000	25,094

Consumer Products-Misc. — 0.2%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	25,000	26,313
Jarden Corp. Company Guar. Notes 8.00% due 05/01/16	35,000	38,019
Reynolds Group Issuer, Inc. Senior Sec. Notes 7.13% due 04/15/19*	100,000	103,250
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/18*	95,000	104,262

		271,844

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 8.88% due 08/15/20*	100,000	107,750

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 4.50% due 04/01/15	90,000	93,408
Bank of America Corp. Senior Notes 5.65% due 05/01/18	80,000	83,326
Bank of America Corp. Notes 6.50% due 08/01/16	100,000	110,689
Citigroup, Inc. Senior Notes 5.38% due 08/09/20	35,000	35,845
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	105,000	112,464
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	60,000	65,264
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	25,000	27,365
Citigroup, Inc. Notes 8.50% due 05/22/19	35,000	42,842
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	75,000	81,698
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	55,000	55,596
Morgan Stanley Senior Notes 5.45% due 01/09/17	120,000	125,348
Morgan Stanley Senior Notes 5.50% due 01/26/20	80,000	79,837
Morgan Stanley Senior Notes 5.75% due 01/25/21	100,000	101,067
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	95,000	110,747

		1,125,496

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Security	Principal	Value
Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	$115,000	$113,540

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	85,000	92,054

Electric-Generation — 0.0%
The AES Corp. Senior Notes 9.75% due 04/15/16	45,000	51,863

Electric-Integrated — 0.5%
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/19	175,000	189,002
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/21	65,000	61,957
LG&E and KU Energy LLC Notes 3.75% due 11/15/20*	55,000	52,096
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	65,000	76,830
Nisource Finance Corp. Company Guar. Notes 6.80% due 01/15/19	80,000	91,719
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.25% due 09/30/40*	75,000	70,548
Pacific Gas & Electric Co. Senior Notes 5.40% due 01/15/40	55,000	53,393
Progress Energy, Inc. Senior Notes 6.00% due 12/01/39	20,000	20,712
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09(4)†	200,000	0
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/20	95,000	98,393

		714,650

Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.38% due 05/01/18	45,000	46,969

Electronics-Military — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	35,000	35,700

Enterprise Software/Service — 0.1%
JDA Software Group, Inc. Company Guar. Notes 8.00% due 12/15/14	35,000	37,800
Oracle Corp. Senior Notes 6.13% due 07/08/39	30,000	32,316
Oracle Corp. Notes 6.50% due 04/15/38	15,000	16,987

		87,103

Finance-Auto Loans — 0.1%
Ford Motor Credit Co., LLC Senior Notes 8.70% due 10/01/14	100,000	114,714

Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Notes 5.00% due 06/30/15	225,000	239,976

Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 7.30% due 08/20/13	275,000	310,708

Finance-Investment Banker/Broker — 0.1%
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	80,000	82,157
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12 †(6)(9)(10)(13)	230,000	23

		82,180

Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/20	30,000	31,997
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/13	230,000	251,034
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	45,000	50,935

		333,966

Food-Retail — 0.1%
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	115,000	112,125

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 7.38% due 10/01/14	95,000	103,788

Home Furnishings — 0.1%
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	90,000	92,025
Simmons Bedding Co. Company Guar. Notes 11.25% due 07/15/15*	45,000	48,656

		140,681

Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	110,000	113,850

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Security	Principal	Value
Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Insurance-Life/Health — 0.2%
Pricoa Global Funding I Senior Notes 5.40% due 10/18/12*	$170,000	$181,645
Prudential Financial, Inc. Notes 6.20% due 11/15/40	45,000	46,814
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	85,000	100,777

		329,236

Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 6.75% due 06/01/16	185,000	215,382
Metropolitan Life Global Funding I Senior Notes 5.13% due 04/10/13*	100,000	107,546

		322,928

Machinery-Farming — 0.1%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	70,000	77,788

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	60,000	69,331

Medical Products — 0.1%
Cooper Cos., Inc. Company Guar. Notes 7.13% due 02/15/15	45,000	46,575
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(5)	85,000	95,200

		141,775

Medical-Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	65,000	72,026

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 5.70% due 10/15/40	85,000	83,559
WellPoint, Inc. Senior Notes 5.80% due 08/15/40	45,000	45,317

		128,876

Medical-Hospitals — 0.2%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	15,000	15,844
HCA, Inc. Sec. Notes 9.63% due 11/15/16(5)	145,000	156,418
Health Management Associates, Inc. Senior Sec. Notes 6.13% due 04/15/16	115,000	116,725

		288,987

Multimedia — 0.1%
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	130,000	125,794
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	70,000	73,401
News America, Inc. Company Guar. Notes 7.85% due 03/01/39	25,000	30,531

		229,726

Music — 0.0%
Steinway Musical Instruments Senior Notes 7.00% due 03/01/14*	15,000	15,169

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	80,000	80,577

Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 6.50% due 08/15/17	45,000	46,687
Denbury Resources, Inc. Company Guar. Notes 9.75% due 03/01/16	70,000	79,100
Petrohawk Energy Corp. Company Guar. Notes 7.88% due 06/01/15	35,000	37,100

		162,887

Oil Companies-Integrated — 0.1%
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	60,000	69,376

Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	28,000	28,980
International Paper Co. Senior Notes 7.30% due 11/15/39	50,000	56,381

		85,361

Pipelines — 0.3%
DCP Midstream LLC Senior Notes 5.35% due 03/15/20*	60,000	62,276
DCP Midstream LLC Senior Notes 9.75% due 03/15/19*	55,000	71,054
Enterprise Products Operating LLC Company Guar. Notes 7.55% due 04/15/38	50,000	58,664
Plains All American Pipeline LP Company Guar. Notes 5.75% due 01/15/20	100,000	106,843
Plains All American Pipeline LP Company Guar. Notes 6.50% due 05/01/18	45,000	50,713

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Security	Principal	Value
Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)

Williams Partners LP Senior Notes 6.30% due 04/15/40	$45,000	$45,874

		395,424

Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	85,000	92,863

Real Estate Investment Trusts — 0.1%
HCP, Inc. Senior Notes 5.38% due 02/01/21	70,000	70,508
Health Care REIT, Inc. Senior Notes 4.70% due 09/15/17	75,000	75,852
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	60,000	61,950

		208,310

Resort/Theme Parks — 0.1%
Vail Resorts, Inc. Senior Sub. Notes 6.75% due 02/15/14	105,000	106,312

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 5.38% due 04/05/17	90,000	101,649

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	78,610	90,200

Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	50,000	53,003

Special Purpose Entity — 0.1%
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	70,000	72,678

Telecom Services — 0.1%
GCI, Inc. Senior Notes 8.63% due 11/15/19	45,000	48,938
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	35,000	37,625

		86,563

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.30% due 01/15/38	100,000	103,096
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	70,000	71,050
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	30,000	30,075
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	170,000	195,910
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	70,000	74,200

		474,331

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	100,000	129,691
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	90,000	101,815

		231,506

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	105,000	106,786

Total U.S. CORPORATE BONDS & NOTES (cost $9,629,523)		9,898,180

FOREIGN CORPORATE BONDS & NOTES — 2.0%
Banks-Commercial — 0.3%
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	200,000	215,942
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	235,000	251,935
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	90,000	95,147

		563,024

Banks-Money Center — 0.0%
Lloyds TSB Bank PLC Bank Guar. Notes 6.38% due 01/21/21	65,000	65,690

Building Societies — 0.1%
Nationwide Building Society Senior Notes 4.65% due 02/25/15*	100,000	100,346

Cellular Telecom — 0.1%
America Movil Sab de CV Company Guar. Notes 5.00% due 03/30/20	140,000	145,198

Diversified Manufacturing Operations — 0.1%
Tyco International, Ltd./Tyco International Finance SA Company Guar. Notes 7.00% due 12/15/19	65,000	77,927

Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 5.63% due 09/15/19	90,000	95,249

Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 4.63% due 09/11/15*	100,000	106,341

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Security	Principal	Value
Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Food-Retail — 0.1%
Delhaize Group SA Company Guar. Notes 5.70% due 10/01/40*	$95,000	$88,827

Investment Companies — 0.1%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	65,000	72,312

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	90,000	93,375

Oil Companies-Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/15	85,000	87,705
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/18	85,000	96,698
Suncor Energy, Inc. Senior Notes 6.50% due 06/15/38	45,000	48,672

		233,075

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/40	90,000	94,760

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Senior Notes 7.25% due 10/15/20*	75,000	76,687

Special Purpose Entities — 0.2%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	120,000	123,902
IIRSA Norte Finance, Ltd. Senior Notes 8.75% due 05/30/24	198,209	219,516

		343,418

Telephone-Integrated — 0.3%
British Telecommunications PLC Bonds 9.63% due 12/15/30	45,000	60,103
Telecom Italia Capital SA Company Guar. Notes 6.18% due 06/18/14	65,000	69,281
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	350,000	374,076

		503,460

Television — 0.0%
Videotron Ltd. Senior Notes 6.88% due 01/15/14	30,000	30,413

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 7.25% due 05/15/19	65,000	77,290

Total Foreign Corporate Bonds & Notes (cost $2,613,238)		2,767,392

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Federal Republic of Brazil Bonds 6.00% due 01/17/17	150,000	168,375
Federal Republic of Brazil Notes 8.00% due 01/15/18	81,667	96,448
Republic of South Africa Bonds 5.50% due 03/09/20	100,000	103,000

Total Foreign Government Agencies (cost $348,984)		367,823

U.S. GOVERNMENT AGENCIES — 18.6%
Federal Home Loan Bank — 0.3%
0.16% due 07/11/11 FRS	210,000	209,926
0.23% due 09/26/11 FRS	235,000	234,978

		444,904

Federal Home Loan Mtg. Corp. — 3.7%
0.23% due 09/26/11 FRS	280,000	279,974
0.25% due 10/21/11 FRS	475,000	475,000
2.88% due 02/09/15	545,000	569,078
4.00% due March TBA	260,000	256,384
5.00% due 03/01/19	64,647	69,153
5.00% due February TBA	440,000	460,797
5.13% due 10/18/16	245,000	277,484
5.37% due 06/01/37 FRS	31,331	33,391
5.44% due 07/01/37 FRS	51,491	54,927
5.46% due 06/01/37 FRS	240,505	256,473
5.50% due 07/01/34	241,649	259,274
5.50% due February TBA	600,000	639,422
5.54% due 06/01/37 FRS	32,513	34,735
6.00% due February TBA	550,000	596,922
6.50% due 05/01/16	10,483	11,455
Federal Home Loan Mtg. Corp. REMIC Series 3349, Class MY 5.50% due 07/15/37(2)	800,000	870,522

		5,144,991

Federal National Mtg. Assoc. — 11.1%
3.50% due March TBA	710,000	713,567
4.00% due February TBA	8,615,000	8,559,600
4.63% due 05/01/13	480,000	515,668
4.88% due 12/15/16	290,000	324,862
5.00% due 03/01/18	76,777	82,297
5.00% due 04/01/18	21,833	23,378
5.00% due 07/01/18	119,887	128,506
5.00% due 08/01/18	76,733	82,249
5.00% due 06/01/19	72,723	77,860
5.00% due 06/01/33	96,431	101,690
5.00% due 07/01/33	130,655	137,847
5.00% due 02/01/35	206,204	217,554
5.00% due 07/01/37	289,549	305,487
5.00% due February TBA	130,000	136,338
5.25% due 08/01/12	365,000	388,915

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Security	Principal	Value
Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

5.50% due 10/01/17	$246,064	$266,326
5.50% due 11/01/17	53,355	57,748
5.50% due 04/01/37	887,921	956,318
6.00% due 08/01/17	82,460	90,104
6.00% due February TBA	710,000	771,348
6.25% due 02/01/11	365,000	365,000
6.50% due 12/01/37	478,197	532,507
Federal National Mtg. Assoc. REMIC Series 2003-35, Class DF 0.66% due 02/25/33 FRS(2)	23,531	23,529
Series 2010-116, Class BI 5.00% due 08/25/20	611,425	69,598
Series 2006-43, Class G 6.50% due 09/25/33(2)	59,233	60,445
Series 2006-63, Class AB 6.50% due 10/25/33(2)	35,709	36,175
Series 2006-63, Class AE 6.50% due 10/25/33(2)	34,281	34,728
Series 2006-59, Class DC 6.50% due 12/25/33(2)	200,882	207,490
Series 2006-78, Class BC 6.50% due 01/25/34(2)	55,319	56,644

		15,323,778

Government National Mtg. Assoc. — 3.3%
4.00% due February TBA	1,865,000	1,871,994
4.50% due 05/15/39	237,904	247,789
4.50% due February TBA	310,000	320,608
5.00% due February TBA	850,000	902,062
5.50% due 01/15/34	674,504	735,871
6.00% due February TBA	270,000	296,789
7.50% due 01/15/32	100,544	117,059

		4,492,172

Tennessee Valley Authority — 0.2%
4.65% due 06/15/35	248,000	235,135

Total U.S. Government Agencies (cost $25,170,120)		25,640,980

U.S. GOVERNMENT TREASURIES — 4.5%
United States Treasury Bonds — 0.5%
4.50% due 08/15/39	511,000	506,369
5.38% due 02/15/31	45,000	51,286
8.00% due 11/15/21	108,000	151,892

		709,547

United States Treasury Notes — 4.0%
0.01% due 06/09/11(12)	40,000	39,978
0.75% due 12/15/13	51,000	50,745
1.25% due 09/30/15	460,000	448,608
1.25% due 10/31/15	1,168,000	1,136,519
1.88% due 06/30/15	1,899,000	1,915,468
2.50% due 06/30/17	615,000	613,847
2.63% due 01/31/18	770,000	765,549
2.63% due 11/15/20	190,000	178,125
2.75% due 12/31/17	395,000	396,450

		5,545,289

Total U.S. Government Treasuries (cost $6,382,138)		6,254,836

Total Long-Term Investment Securities (cost $125,014,589)		137,589,404

SHORT TERM INVESTMENT SECURITIES — 6.9%
United States Treasury Notes — 6.9%
0.01% due 02/17/11	7,500,000	7,499,255
0.01% due 03/03/11	2,000,000	1,999,771

Total Short-Term Investment Securities (cost $9,499,027)		9,499,026

REPURCHASE AGREEMENT — 5.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/11, to be repurchased 02/01/11 in the amount of $6,865,105 and collateralized by $7,051,000 of United States Treasury Notes, bearing interest at 3.12% due 04/30/17 and having an approximate value of $7,196,580 (cost $7,051,000)	7,051,000	7,051,000

TOTAL INVESTMENTS (cost $141,564,616) (11)	111.9%	154,139,430
Liabilities in excess of other assets	(11.9)	(16,336,943)

NET ASSETS	100.0%	$137,802,487

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2011, the aggregate value of these securities was $3,138,423 representing 2.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)	Income may be received in cash or additional bonds at the discretion of the issuer.
(6)	Company has filed for Chapter 11 bankruptcy protection.

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2011, the Balanced Portfolio held the following restricted securities:

	Acquisition	Principal	Acquisition		Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc. 7.50% due 08/15/09	8/11/05	$35,000	$35,000
	3/14/08	1,000	1,000
	9/11/08	1,000	1,000
	2/27/09	1,000	1,000

		$38,000	$38,000	$42,560	$112.00	0.0%

(8)	Security in default of interest and principal at maturity.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	Bond in default
(11)	See Note 3 for cost of investments on a tax basis.
(12)	The security or portion thereof represents collateral for futures.
(13)	Illiquid security. At January 31, 2011, the aggregate value of these securities was $42,583 representing 0.0% of net assets.
FRS — Floating Rate Security
VRS — Variable Rate Security
The rates shown on FRS and VRS are the current rates at January 31, 2011.
The dates shown on debt obligations are the original maturity dates.
REMIC — Real Estate Mortgage Investment Conduit
TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation/
Contracts	Type	Description	Month	Trade Date	January 31, 2011	(Depreciation)

10	Long	S&P 500 Index Futures	March 2011	$641,697	$641,198	$(499)
2	Short	U.S. Treasury Notes 2 Year Futures	March 2011	438,183	438,375	(192)
51	Short	U.S. Treasury Notes 5 Year Futures	March 2011	6,125,057	6,039,117	85,940
24	Long	U.S. Treasury Notes 10 Year Futures	March 2011	2,921,565	2,899,125	(22,440)
3	Long	U.S. Treasury Notes 30 Year Futures	March 2011	381,898	361,875	(20,023)

						$42,786

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$85,591,901	$—	$—	$85,591,901
Asset Backed Securities	—	7,025,732	—	7,025,732
Convertible Bonds & Notes	—	—	42,560	42,560
U.S. Corporate Bonds & Notes	—	9,898,180	0	9,898,180
Foreign Corporate Bonds & Notes	—	2,767,392	—	2,767,392
Foreign Government Agencies	—	367,823	—	367,823
U.S. Government Agencies	—	25,640,980	—	25,640,980
U.S. Government Treasuries	—	6,254,836	—	6,254,836
Short Term Investments	—	9,499,026	—	9,499,026
Repurchase Agreement	—	7,051,000	—	7,051,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	85,940	—	—	85,940

Total	$85,677,841	$68,504,969	$42,560	$154,225,370

Liabilities:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$43,154	$—	$—	$43,154

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible	U.S. Corporate
	Bonds & Notes	Bonds & Notes

Balance as of 1/31/2010	$21,660	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)(1)	20,900	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3(2)	—	—

Balance as of 1/31/2011	$42,560	$0

(1)	The total change in unrealized appreciation (depreciation) in the statement of operations included attributable to level 3 investments still held at January 31, 2011 includes:

Convertible	U.S. Corporate
Bonds & Notes	Bonds & Notes

$20,900	$—

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

United States Treasury Notes	9.9%
Federal National Mtg. Assoc.	6.6
Diversified Banking Institutions	5.6
Federal Home Loan Mtg. Corp.	4.4
Oil Companies-Integrated	4.3
Oil Companies-Exploration & Production	3.4
Diversified Financial Services	2.9
Diversified Manufacturing Operations	2.9
Electric-Integrated	2.7
Medical-Drugs	2.4
Aerospace/Defense	2.3
Banks-Fiduciary	2.3
United States Treasury Bonds	2.3
Medical Products	2.2
Banks-Super Regional	2.1
Insurance-Multi-line	2.0
Tobacco	2.0
Telephone-Integrated	2.0
Government National Mtg. Assoc.	1.9
Computer Services	1.7
Food-Misc.	1.6
Banks-Commercial	1.6
Multimedia	1.5
Aerospace/Defense-Equipment	1.4
Chemicals-Diversified	1.2
Insurance-Life/Health	1.1
Insurance-Property/Casualty	1.1
Medical Instruments	1.1
Enterprise Software/Service	1.0
Cellular Telecom	1.0
Cosmetics & Toiletries	0.8
Retail-Drug Store	0.8
Commercial Services-Finance	0.8
Retail-Discount	0.8
Beverages-Non-alcoholic	0.7
Industrial Gases	0.7
Pipelines	0.7
Beverages-Wine/Spirits	0.7
Commercial Paper	0.6
Computers	0.6
Electronic Components-Semiconductors	0.6
Instruments-Scientific	0.5
Advertising Agencies	0.5
Networking Products	0.5
Cable/Satellite TV	0.5
Insurance Brokers	0.5
Brewery	0.5
Banks-Money Center	0.4
Real Estate Investment Trusts	0.4
Investment Management/Advisor Services	0.4
Retail-Regional Department Stores	0.4
Sovereign	0.4
Small Business Administration	0.4
Oil & Gas Drilling	0.3
Finance-Investment Banker/Broker	0.3
Medical Labs & Testing Services	0.3
Engineering/R&D Services	0.3
Coatings/Paint	0.3
Retail-Office Supplies	0.3
Retail-Restaurants	0.3
Toys	0.3
Oil-Field Services	0.3
Transport-Rail	0.3
Auto/Truck Parts & Equipment-Original	0.3
Municipal Bonds & Notes	0.3
Auto-Cars/Light Trucks	0.2
Steel-Producers	0.2
Finance-Other Services	0.2
Transport-Services	0.2
Tools-Hand Held	0.2
Electric-Generation	0.2
Data Processing/Management	0.2
Metal Processors & Fabrication	0.2
Gas-Distribution	0.2
Consumer Products-Misc.	0.2
Food-Confectionery	0.2
Food-Retail	0.1
Independent Power Producers	0.1
Athletic Footwear	0.1
Oil Field Machinery & Equipment	0.1
Machinery-Construction & Mining	0.1
Banks-Special Purpose	0.1
Finance-Credit Card	0.1
Machine Tools & Related Products	0.1
Retail-Auto Parts	0.1
Special Purpose Entities	0.1
SupraNational Banks	0.1
Hotels/Motels	0.1
Building-Residential/Commercial	0.1
Television	0.1
Banks-Mortgage	0.1
Retail-Consumer Electronics	0.1
Finance-Auto Loans	0.1
Diversified Minerals	0.1

99.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 59.7%
Advertising Agencies — 0.5%
Omnicom Group, Inc.	88,130	$3,955,274

Aerospace/Defense — 2.2%
Lockheed Martin Corp.	163,100	12,982,760
Northrop Grumman Corp.	47,530	3,293,829

		16,276,589

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	130,150	10,581,195

Athletic Footwear — 0.1%
NIKE, Inc., Class B	13,240	1,092,035

Auto-Cars/Light Trucks — 0.1%
General Motors Co.†	30,300	1,105,647

Auto/Truck Parts & Equipment-Original — 0.3%
Johnson Controls, Inc.	51,370	1,972,094

Banks-Commercial — 0.3%
TCF Financial Corp.	58,140	868,611
Zions Bancorporation	47,310	1,115,570

		1,984,181

Banks-Fiduciary — 2.1%
Bank of New York Mellon Corp.	345,812	10,799,709
State Street Corp.	110,300	5,153,216

		15,952,925

Banks-Super Regional — 1.6%
PNC Financial Services Group, Inc.	50,250	3,015,000
Wells Fargo & Co.	269,030	8,721,953

		11,736,953

Beverages-Non-alcoholic — 0.7%
PepsiCo, Inc.	87,330	5,616,192

Beverages-Wine/Spirits — 0.7%
Diageo PLC(8)	256,468	4,929,465

Brewery — 0.2%
Heineken NV(8)	22,567	1,135,774

Building-Residential/Commercial — 0.1%
Pulte Group, Inc.†	77,870	614,394

Cable/Satellite TV — 0.3%
Comcast Corp., Special Class A	106,750	2,288,720

Cellular Telecom — 0.8%
Vodafone Group PLC(8)	2,098,435	5,897,819

Chemicals-Diversified — 1.2%
Bayer AG(8)	14,469	1,067,036
Celanese Corp., Series A	10,990	455,975
E.I. du Pont de Nemours & Co.	29,540	1,497,087
PPG Industries, Inc.	70,630	5,952,697

		8,972,795

Coatings/Paint — 0.3%
Sherwin-Williams Co.	26,020	2,204,675

Commercial Services-Finance — 0.7%
Mastercard, Inc., Class A	11,880	2,809,739
Visa, Inc., Class A	12,750	890,587
Western Union Co.	69,600	1,411,488

		5,111,814

Computer Services — 1.7%
Accenture PLC, Class A	109,690	5,645,744
International Business Machines Corp.	46,200	7,484,400

		13,130,144

Computers — 0.6%
Hewlett-Packard Co.	98,720	4,510,517

Consumer Products-Misc. — 0.2%
Clorox Co.	19,200	1,207,488

Cosmetics & Toiletries — 0.8%
Avon Products, Inc.	34,160	967,069
Procter & Gamble Co.	84,674	5,345,470

		6,312,539

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	16,560	1,406,772

Diversified Banking Institutions — 4.8%
Bank of America Corp.	560,540	7,696,214
Goldman Sachs Group, Inc.	70,800	11,584,296
JPMorgan Chase & Co.	375,930	16,894,294

		36,174,804

Diversified Manufacturing Operations — 2.8%
3M Co.	67,450	5,930,204
Danaher Corp.	134,940	6,215,337
Eaton Corp.	34,550	3,730,018
Honeywell International, Inc.	87,340	4,891,913

		20,767,472

Electric-Integrated — 2.0%
American Electric Power Co., Inc.	43,810	1,563,141
Dominion Resources, Inc.	24,798	1,079,705
Entergy Corp.	28,530	2,059,010
NextEra Energy, Inc.	22,030	1,177,724
PG&E Corp.	69,050	3,195,634
PPL Corp.	96,560	2,490,282
Public Service Enterprise Group, Inc.	100,630	3,263,431

		14,828,927

Electronic Components-Semiconductors — 0.6%
Intel Corp.	147,230	3,159,556
Microchip Technology, Inc.	32,760	1,194,757

		4,354,313

Engineering/R&D Services — 0.3%
Fluor Corp.	33,750	2,335,162

Enterprise Software/Service — 1.0%
Oracle Corp.	232,770	7,455,623

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	95,930	1,731,537

Finance-Other Services — 0.1%
Deutsche Boerse AG(8)	12,835	972,962

Food-Confectionery — 0.2%
J.M. Smucker Co.	18,541	1,152,509

Food-Misc. — 1.6%
Danone(8)	18,856	1,134,996

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Food-Misc. (continued)

General Mills, Inc.	91,140	$3,169,849
Kellogg Co.	33,180	1,668,954
Nestle SA(8)	111,236	6,012,938

		11,986,737

Food-Retail — 0.1%
Kroger Co.	49,290	1,054,806

Gas-Distribution — 0.2%
CenterPoint Energy, Inc.	20,620	333,013
Sempra Energy	17,190	895,083

		1,228,096

Independent Power Producers — 0.1%
NRG Energy, Inc.†	53,350	1,107,013

Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	53,030	4,626,867
Airgas, Inc.	7,210	451,851

		5,078,718

Instruments-Scientific — 0.5%
Thermo Fisher Scientific, Inc.†	53,940	3,089,144
Waters Corp.†	12,170	929,666

		4,018,810

Insurance Brokers — 0.5%
AON Corp.	83,340	3,811,972

Insurance-Life/Health — 1.1%
Aflac, Inc.	25,790	1,484,988
Prudential Financial, Inc.	108,070	6,647,386

		8,132,374

Insurance-Multi-line — 1.8%
ACE, Ltd.	56,310	3,468,133
Allstate Corp.	36,300	1,130,382
MetLife, Inc.	200,540	9,178,716

		13,777,231

Insurance-Property/Casualty — 0.9%
Chubb Corp.	25,400	1,471,422
Travelers Cos., Inc.	97,950	5,510,667

		6,982,089

Investment Management/Advisor Services — 0.4%
BlackRock, Inc.	6,701	1,326,932
Franklin Resources, Inc.	15,630	1,885,760

		3,212,692

Medical Instruments — 1.1%
Medtronic, Inc.	120,880	4,632,122
St. Jude Medical, Inc.†	89,480	3,623,940

		8,256,062

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	18,840	1,072,938

Medical Products — 2.0%
Becton, Dickinson and Co.	44,940	3,727,773
Covidien PLC	39,600	1,879,812
Johnson & Johnson	158,650	9,482,510

		15,090,095

Medical-Drugs — 2.3%
Abbott Laboratories	133,660	6,036,086
GlaxoSmithKline PLC(8)	45,995	831,913
Merck & Co., Inc.	27,300	905,541
Pfizer, Inc.	458,525	8,354,326
Roche Holding AG(8)	7,240	1,100,906

		17,228,772

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	8,970	1,282,620

Multimedia — 1.3%
Viacom, Inc., Class B	87,260	3,625,653
Walt Disney Co.	149,310	5,803,680

		9,429,333

Networking Products — 0.5%
Cisco Systems, Inc.†	184,380	3,899,637

Oil & Gas Drilling — 0.3%
Noble Corp.	20,700	791,775
Transocean, Ltd.†	22,840	1,825,601

		2,617,376

Oil Companies-Exploration & Production — 3.1%
Anadarko Petroleum Corp.	21,750	1,676,490
Apache Corp.	81,100	9,680,096
EOG Resources, Inc.	31,290	3,328,943
Noble Energy, Inc.	26,820	2,443,302
Occidental Petroleum Corp.	44,930	4,343,832
QEP Resources, Inc.	21,540	875,386
Southwestern Energy Co.†	33,570	1,326,015

		23,674,064

Oil Companies-Integrated — 3.9%
Chevron Corp.	91,091	8,647,269
Exxon Mobil Corp.	170,016	13,716,891
Hess Corp.	65,920	5,545,190
Total SA ADR	23,620	1,388,147

		29,297,497

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	13,400	990,260

Oil-Field Services — 0.3%
Halliburton Co.	18,350	825,750
Schlumberger, Ltd.	13,750	1,223,613

		2,049,363

Pipelines — 0.3%
Williams Cos., Inc.	74,910	2,021,821

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	11,350	725,719

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	15,090	513,060

Retail-Discount — 0.6%
Target Corp.	82,850	4,542,665

Retail-Drug Store — 0.7%
CVS Caremark Corp.	87,398	2,989,012
Walgreen Co.	63,260	2,558,234

		5,547,246

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Retail-Office Supplies — 0.3%
Staples, Inc.	98,420	$2,195,750

Retail-Regional Department Stores — 0.4%
Kohl’s Corp.†	58,980	2,995,004

Retail-Restaurants — 0.3%
McDonald’s Corp.	28,600	2,106,962

Steel-Producers — 0.1%
United States Steel Corp.	17,820	1,027,679

Telephone-Integrated — 1.6%
AT&T, Inc.	372,460	10,250,099
CenturyLink, Inc.	40,495	1,751,004

		12,001,103

Tobacco — 2.0%
Altria Group, Inc.	37,660	885,387
Philip Morris International, Inc.	211,820	12,124,577
Reynolds American, Inc.	64,420	2,049,200

		15,059,164

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	22,474	1,633,410

Toys — 0.3%
Hasbro, Inc.	47,520	2,095,157

Transport-Rail — 0.3%
Canadian National Railway Co.	16,520	1,121,708
Union Pacific Corp.	9,010	852,616

		1,974,324

Transport-Services — 0.2%
United Parcel Service, Inc., Class B	23,080	1,652,990

Total Common Stock (cost $361,687,839)		449,139,919

CONVERTIBLE PREFERRED STOCK — 0.3%
Auto-Cars/Light Trucks — 0.1%
General Motors Co. Series B 4.75%	23,300	1,265,423

Electric-Integrated — 0.1%
PPL Corp. 9.50%	7,020	381,186

Oil Companies-Exploration & Production — 0.1%
Apache Corp. 6.00%	6,740	441,066

Total Convertible Preferred Stock (cost $1,866,785)		2,087,675

ASSET BACKED SECURITIES — 2.6%
Diversified Financial Services — 2.6%
Anthracite CDO I, Ltd. FRS Series 2002, Class CIBA 0.71% due 05/24/17*(1)(2)	$841,096	799,041
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.86% due 12/28/40*(1)(2)	631,049	289,967
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(1)(2)	1,000,000	1,010,000
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 06/10/17(3)	2,450,000	2,636,557
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 03/11/12(3)	1,000,000	1,041,488
Countrywide Asset-Backed Certificates VRS Series 2006-15, Class A3 5.69% due 10/25/46	550,000	375,295
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5 Class A4 5.70% due 09/15/40(3)	1,116,407	1,166,502
Crest G-Star CDO FRS Series 2001, Class 1X 0.76% due 11/28/16(1)	870,748	862,041
FHLMC Multifamily Structured Pass Through Certs. Series K009, Class A2 3.81% due 08/25/20(4)	647,000	632,719
FHLMC Multifamily Structured Pass Through Certs. Series K003, Class A5 5.09% due 03/25/19(4)	793,000	835,800
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/36	477,485	290,657
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 02/10/17(3)	1,725,000	1,731,739
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/42(3)	765,000	780,273
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class AM 4.95% due 09/12/37(3)	800,000	812,893
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2004-C2, Class A3 5.22% due 05/15/41(3)	192,837	206,967
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP6, Class A4 5.48% due 04/15/43(3)	670,000	720,810
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB16, Class A4 5.55% due 05/12/45(3)	480,583	515,698
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD11, Class A4 5.82% due 05/15/17(3)	250,000	266,055
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP7, Class A4 5.87% due 04/15/45(3)	1,270,000	1,397,411
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD12, Class A3 5.99% due 02/15/51(3)	600,000	633,952

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

Merrill Lynch Mortgage Trust VRS Series 2007-C1, Class C 5.83% due 07/12/17(3)	$560,000	$264,586
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/50(3)	1,116,407	1,176,283
Morgan Stanley Capital I VRS Series 1998-HF2, Class X 1.21% due 11/15/30*(3)(5)	2,477,834	65,275
RAAC Series VRS Series 2004-SP3, Class AI3 4.97% due 09/25/34(4)	334,674	340,384
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/35	669,000	244,976
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/23*(1)(2)(3)	655,800	573,484
Structured Asset Securities Corp. Series 2005-4XS, Class 1A2B 4.67% due 03/25/35	111,653	111,660

Total Asset Backed Securities (cost $20,538,248)		19,782,513

U.S. CORPORATE BONDS & NOTES — 6.4%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	1,009,000	1,075,958

Banks-Commercial — 0.2%
Credit Suisse New York Senior Notes 5.50% due 05/01/14	940,000	1,034,145
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/20	480,000	467,359

		1,501,504

Banks-Fiduciary — 0.2%
UBS Preferred Funding Trust V FRS Company Guar. Notes 6.24% due 05/15/16(6)	1,380,000	1,324,800

Banks-Super Regional — 0.5%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	781,667
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	600,000	650,110
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	1,865,000	2,015,466

		3,447,243

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39*	820,000	1,069,522
SABMiller PLC Notes 5.50% due 08/15/13*	863,000	936,202

		2,005,724

Cable/Satellite TV — 0.2%
Cox Communications, Inc. Notes 4.63% due 06/01/13	708,000	756,902
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/21	800,000	784,868

		1,541,770

Commercial Services-Finance — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	1,024,000	1,061,484

Diversified Banking Institutions — 0.7%
Bank of America Corp. Senior Notes 7.38% due 05/15/14	325,000	369,780
Bank of America Corp. Senior Notes 7.63% due 06/01/19	460,000	530,435
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	598,000	626,637
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	772,000	815,382
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	770,000	868,261
JPMorgan Chase Capital XXII Limited Guar. Notes 6.45% due 02/02/37	356,000	355,316
Morgan Stanley Senior Notes 5.75% due 10/18/16	660,000	707,507
Morgan Stanley Senior Notes 6.63% due 04/01/18	720,000	782,301

		5,055,619

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/21	640,000	633,833
General Electric Capital Corp. Notes 5.45% due 01/15/13	203,000	218,764
ZFS Finance USA Trust V FRS Bonds 6.50% due 05/09/37*	474,000	466,890

		1,319,487

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Electric-Generation — 0.2%
Bruce Mansfield Unit 1 Pass Through Certs. Series 2001-2 6.85% due 06/01/34(2)	$1,402,982	$1,478,988

Electric-Integrated — 0.4%
Entergy Louisiana LLC Bonds 8.09% due 01/02/17	124,542	125,918
MidAmerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	166,000	187,411
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	985,000	1,167,992
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/16	414,000	450,891
PSEG Power LLC Company Guar. Notes 6.95% due 06/01/12	593,000	637,604
System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/14*(2)	133,521	137,686

		2,707,502

Finance-Auto Loans — 0.1%
Toyota Motor Credit Corp. Notes 3.20% due 06/17/15	390,000	403,342

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 5.50% due 09/12/16	710,000	775,436

Finance-Investment Banker/Broker — 0.1%
JPMorgan Chase Capital XXVII Company Guar. Notes 7.00% due 11/01/39	94,000	98,490
Merrill Lynch & Co., Inc. Notes 6.15% due 04/25/13	720,000	776,779

		875,269

Finance-Other Services — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	711,000	761,911

Food-Retail — 0.0%
The Kroger Co. Notes 5.00% due 04/15/13	342,000	367,887

Hotel/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	593,000	624,538

Insurance-Life/Health — 0.0%
Prudential Financial, Inc. Senior Notes 6.63% due 06/21/40	270,000	295,938

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Senior Notes 5.13% due 04/10/13*	340,000	365,658
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	290,000	316,568

		682,226

Insurance-Property/Casualty — 0.2%
Chubb Corp. FRS Jr. Sub. Notes 6.38% due 03/29/67	1,210,000	1,282,600

Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12(2)	710,000	746,080

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	1,150,000	1,328,850

Medical Products — 0.2%
CareFusion Corp. Senior Notes 6.38% due 08/01/19	720,000	813,888
Hospira, Inc. Senior Notes 6.05% due 03/30/17	555,000	623,581

		1,437,469

Medical-Drugs — 0.1%
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	340,000	423,347

Multimedia — 0.2%
News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	664,000	805,835
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	700,000	868,816

		1,674,651

Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	860,000	838,895

Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 8.13% due 02/15/19	190,000	241,144

Pipelines — 0.4%
Duke Capital Corp. Senior Notes 8.00% due 10/01/19	708,000	858,913
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	565,000	643,400
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	1,154,000	1,161,728

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)

Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	$110,000	$122,603
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/32	212,000	244,872

		3,031,516

Property Trust — 0.0%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/19*	233,000	262,194

Real Estate Investment Trusts — 0.4%
Boston Properties LP Senior Notes 5.00% due 06/01/15	147,000	158,226
HCP, Inc. Senior Notes 5.38% due 02/01/21	460,000	463,341
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	988,000	1,055,160
Kimco Realty Corp. Senior Notes 6.00% due 11/30/12	750,000	802,550
Simon Property Group LP Notes 5.88% due 03/01/17	673,000	740,056

		3,219,333

Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	222,000	231,158

Retail-Discount — 0.2%
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	1,503,000	1,479,655

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	610,000	696,671

Special Purpose Entities — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/20*	240,000	234,646
Crown Castle Towers LLC Senior Sec. Notes 6.11% due 01/15/20*	454,000	482,602

		717,248

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.55% due 02/15/39	820,000	873,265
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	1,428,000	1,520,788

		2,394,053

Television — 0.1%
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/27	800,000	596,208

Total U.S. Corporate Bonds & Notes (cost $44,729,059)		47,907,698

FOREIGN CORPORATE BONDS & NOTES — 3.5%
Banks-Commercial — 1.1%
Banco Bradesco SA Sub. Notes 6.75% due 09/29/19*	392,000	414,706
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/19*	460,000	474,698
Groupe BPCE SA FRS Sub. Notes 12.50% due 09/30/19*(6)	884,000	978,501
ING Bank NV Government Guar. Notes 3.90% due 03/19/14*	830,000	888,812
Nordea Bank AB Senior Notes 4.88% due 01/14/21*(2)	470,000	473,489
Nordea Bank AB FRS Bonds 5.42% due 04/20/15*(6)	275,000	261,291
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*	1,480,000	1,508,940
Royal Bank of Scotland PLC Bank Guar. Notes 6.13% due 01/11/21	750,000	745,287
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/15*	300,000	279,493
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	860,000	921,974
Woori Bank VRS Sub. Debentures Notes 6.13% due 05/03/16*	1,480,000	1,485,470

		8,432,661

Banks-Money Center — 0.4%
ABN Amro Bank NV FRS Senior Notes 2.07% due 01/30/14*(2)	1,270,000	1,267,430
DBS Capital Funding Corp. FRS Company Guar. Notes 7.66% due 06/15/11*(6)	453,000	456,397
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	690,000	690,590
Unicredit Luxembourg Finance SA Senior Sub. Notes 6.00% due 10/31/17*	910,000	855,358

		3,269,775

Banks-Mortgage — 0.1%
Achmea Hypotheekbank NV Government Liquid Guar. Notes 3.20% due 11/03/14*	570,000	589,643

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Banks-Special Purpose — 0.1%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/19	$840,000	$925,724

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	982,000	1,172,696

Diversified Banking Institutions — 0.1%
BNP Paribas FRS Jr. Sub. Notes 7.20% due 06/25/37*(6)	400,000	379,000

Diversified Financial Services — 0.1%
Irish Life & Permanent Group Holdings PLC Government Guar. Notes 3.60% due 01/14/13*	1,000,000	905,936

Diversified Manufacturing Operations — 0.1%
Tyco Electronics Group SA Senior Notes 6.55% due 10/01/17	835,000	956,538

Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 4.63% due 09/15/20	189,000	185,468
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/39	149,000	157,602

		343,070

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	645,000	628,859
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	636,000	693,161

		1,322,020

Insurance-Multi-line — 0.1%
ING Groep NV FRS Bonds 5.78% due 12/08/15(6)	1,000,000	870,000

Machinery-Construction & Mining — 0.1%
Atlas Copco AB Bonds 5.60% due 05/22/17*	900,000	964,960

Non-Ferrous Metals — 0.0%
Corp Nacional del Cobre de Chile Senior Notes 3.75% due 11/04/20*	260,000	245,661

Oil Companies-Exploration & Production — 0.1%
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	472,866	508,804

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	193,000	194,545
Husky Energy, Inc. Senior Notes 5.90% due 06/15/14	500,000	553,608
Husky Energy, Inc. Senior Notes 7.25% due 12/15/19	512,000	608,198
Petro-Canada Senior Notes 6.05% due 05/15/18	1,075,000	1,218,057
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	173,000	174,445
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/19	491,000	588,562

		3,337,415

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.25% due 08/05/20	660,000	655,129
ArcelorMittal Senior Notes 6.13% due 06/01/18	383,000	407,443

		1,062,572

SupraNational Banks — 0.1%
Asian Development Bank Notes 2.75% due 05/21/14	620,000	647,405

Telephone-Integrated — 0.1%
Q-Tel International Finance, Ltd. Company Guar. Notes 7.88% due 06/10/19*	115,000	133,618
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/13	343,000	357,658

		491,276

Total Foreign Corporate Bonds & Notes (cost $25,514,046)		26,425,156

FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15	785,000	865,485
Republic of Peru Senior Bonds 7.35% due 07/21/25	102,000	123,675
Russian Federation Senior Bonds 3.63% due 04/29/15*(2)	1,400,000	1,397,900
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*	468,000	487,615

Total Foreign Government Agencies (cost $2,749,765)		2,874,675

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

MUNICIPAL BONDS & NOTES — 0.3%
California Educational Facilities Authority Revenue 5.00% due 03/15/39	$60,000	$62,027
Massachusetts Health & Educational Facilities Authority Revenue 5.50% due 06/01/30	465,000	495,950
Massachusetts Health & Educational Facilities Authority Revenue 5.50% due 07/01/32	730,000	813,534
New Jersey State Turnpike Authority Revenue 7.41% due 01/01/40	675,000	734,508

Total Municipal Bonds & Notes (cost $2,164,463)		2,106,019

U.S. GOVERNMENT AGENCIES — 13.3%
Federal Home Loan Mtg. Corp. — 4.4%
4.00% due 04/01/24	1,454,000	1,495,954
4.00% due 11/01/40	2,065,126	2,045,580
4.00% due 01/01/41	2,153,000	2,132,623
4.50% due 08/01/18	367,472	388,576
4.50% due 11/01/18	581,142	614,518
4.50% due 01/01/19	162,807	172,158
4.50% due 03/01/19	46,219	48,804
4.50% due 08/01/19	26,188	27,692
4.50% due 02/01/20	51,777	54,750
4.50% due 08/01/24	1,577,473	1,652,293
4.50% due 04/01/35	424,193	435,626
4.50% due 06/01/39	2,463,473	2,517,361
4.63% due 10/25/12	2,500,000	2,675,698
5.00% due 03/01/18	222,786	238,594
5.00% due 05/01/18	98,993	106,017
5.00% due 09/01/18	170,787	182,905
5.00% due 02/01/19	342,142	365,991
5.00% due 09/01/33	797,981	841,219
5.00% due 11/01/33	503,919	531,224
5.00% due 03/01/34	293,555	310,562
5.00% due 04/01/34	145,914	153,638
5.00% due 08/01/35	209,539	220,500
5.00% due 10/01/35	730,392	769,292
5.00% due 11/01/35	1,895,539	1,994,695
5.00% due 12/01/36	331,360	348,694
5.00% due 07/01/39	2,069,542	2,168,746
5.50% due 01/01/19	303,476	331,357
5.50% due 04/01/19	22,305	24,249
5.50% due 06/01/19	15,007	16,386
5.50% due 07/01/19	103,694	112,443
5.50% due 10/01/24	191,207	207,293
5.50% due 06/01/25	298,607	323,429
5.50% due 07/01/25	155,667	168,607
5.50% due 08/01/25	250,764	271,609
5.50% due 09/01/25	150,185	162,669
5.50% due 12/01/33	233,020	250,379
5.50% due 01/01/34	704,359	756,832
5.50% due 04/01/34	108,318	116,861
5.50% due 11/01/34	67,499	72,465
5.50% due 05/01/35	67,668	72,646
5.50% due 09/01/35	142,145	152,601
5.50% due 10/01/35	152,958	164,544
6.00% due 04/01/16	18,165	19,783
6.00% due 04/01/17	58,835	64,186
6.00% due 07/01/17	31,677	34,558
6.00% due 10/01/17	41,321	45,079
6.00% due 08/01/19	156,489	171,419
6.00% due 09/01/19	44,632	49,027
6.00% due 11/01/19	64,782	71,160
6.00% due 05/01/21	67,055	73,657
6.00% due 10/01/21	181,441	199,418
6.00% due 02/01/23	266,177	293,481
6.00% due 12/01/25	99,259	108,846
6.00% due 02/01/26	95,176	104,368
6.00% due 04/01/34	85,754	94,431
6.00% due 07/01/34	382,248	419,531
6.00% due 08/01/34	833,372	916,751
6.00% due 09/01/34	106,434	116,829
6.00% due 07/01/35	181,472	198,190
6.00% due 08/01/35	163,660	178,737
6.00% due 11/01/35	414,984	453,969
6.00% due 03/01/36	140,676	153,855
6.00% due 07/01/36	119,086	130,987
6.00% due 10/01/36	347,379	380,899
6.00% due 01/01/37	277,724	303,742
6.00% due 03/01/37	361,591	395,184
6.00% due 05/01/37	491,048	537,051
6.00% due 06/01/37	448,951	491,010
6.50% due 05/01/34	57,590	64,972
6.50% due 06/01/34	77,817	87,528
6.50% due 08/01/34	406,740	459,036
6.50% due 10/01/34	173,153	195,253
6.50% due 11/01/34	5,167	5,809
6.50% due 05/01/37	143,463	160,698
6.50% due 07/01/37	253,688	284,164

		32,961,688

Federal National Mtg. Assoc. — 6.6%
4.01% due 08/01/13	79,120	82,760
4.02% due 08/01/13	220,897	231,652
4.50% due 04/01/18	226,182	239,489
4.50% due 06/01/18	335,351	355,082
4.50% due 07/01/18	122,899	130,130
4.50% due 03/01/19	168,077	177,756
4.50% due 04/01/20	327,730	346,603
4.50% due 05/01/20	85,408	90,273
4.50% due 07/01/20	97,186	102,783
4.50% due 08/01/33	941,794	968,724
4.50% due 02/01/35	217,475	223,524
4.50% due 09/01/35	245,120	251,708
4.56% due 05/01/14	358,652	383,176
4.63% due 04/01/14	196,422	209,760
4.77% due 04/01/13	47,519	49,751
4.79% due 12/01/12	604,252	628,457
4.84% due 08/01/14	529,195	568,288
4.87% due 02/01/14	293,739	312,049
4.88% due 03/01/20	133,253	140,598
4.94% due 08/01/15	200,000	216,653
5.00% due 02/01/18	948,341	1,013,646
5.00% due 12/01/18	422,902	453,305
5.00% due 07/01/19	179,240	192,294
5.00% due 11/01/19	217,545	232,955

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

5.00% due 03/01/20	$95,738	$102,710
5.00% due 07/01/20	118,961	127,503
5.00% due 08/01/20	69,486	74,546
5.00% due 11/01/33	378,066	398,877
5.00% due 03/01/34	470,755	496,517
5.00% due 05/01/34	143,680	151,410
5.00% due 08/01/34	164,992	173,867
5.00% due 09/01/34	416,931	439,360
5.00% due 01/01/35	334,255	352,236
5.00% due 06/01/35	641,225	675,319
5.00% due 07/01/35	970,403	1,021,999
5.00% due 08/01/35	291,748	307,260
5.00% due 09/01/35	238,110	250,771
5.00% due 10/01/35	1,300,356	1,369,496
5.00% due 08/01/36	322,290	339,426
5.00% due 10/01/39	302,218	317,154
5.00% due 11/01/39	193,251	203,888
5.27% due 12/01/16	329,698	358,187
5.37% due 02/01/13	280,185	297,870
5.37% due 05/01/18	510,000	552,225
5.50% due 11/01/17	227,174	245,457
5.50% due 01/01/18	357,092	386,497
5.50% due 02/01/18	195,330	211,279
5.50% due 07/01/19	263,916	287,822
5.50% due 08/01/19	67,342	73,392
5.50% due 09/01/19	305,075	332,704
5.50% due 01/01/21	218,373	238,538
5.50% due 03/01/21	72,831	79,556
5.50% due 05/01/22	105,771	115,538
5.50% due 02/01/33	427,997	460,966
5.50% due 06/01/33	538,686	580,182
5.50% due 07/01/33	2,156,075	2,322,160
5.50% due 11/01/33	623,996	672,063
5.50% due 12/01/33	131,952	142,116
5.50% due 01/01/34	413,838	445,837
5.50% due 02/01/34	815,632	878,856
5.50% due 03/01/34	87,536	95,209
5.50% due 04/01/34	186,977	201,566
5.50% due 05/01/34	785,180	848,892
5.50% due 06/01/34	54,695	58,908
5.50% due 07/01/34	1,039,637	1,119,457
5.50% due 09/01/34	1,650,545	1,777,264
5.50% due 10/01/34	2,132,715	2,296,445
5.50% due 11/01/34	2,271,938	2,446,752
5.50% due 12/01/34	978,828	1,053,922
5.50% due 01/01/35	1,237,967	1,332,942
5.50% due 04/01/35	178,212	191,885
5.50% due 09/01/35	641,668	692,299
5.50% due 01/01/36	148,485	159,552
5.50% due 06/01/36	292,896	316,922
5.50% due 03/01/37	252,882	273,626
5.72% due 07/01/16	186,032	202,507
6.00% due 01/01/17	232,784	253,852
6.00% due 08/01/17	141,985	155,146
6.00% due 03/01/18	42,723	46,683
6.00% due 11/01/18	348,462	379,999
6.00% due 01/01/21	100,530	110,445
6.00% due 05/01/21	47,574	52,237
6.00% due 07/01/21	206,810	227,208
6.00% due 11/01/25	97,242	106,346
6.00% due 04/01/34	670,221	738,978
6.00% due 05/01/34	263,654	290,273
6.00% due 06/01/34	1,181,360	1,302,506
6.00% due 07/01/34	694,567	764,251
6.00% due 08/01/34	669,816	737,577
6.00% due 10/01/34	797,168	878,207
6.00% due 11/01/34	78,184	86,200
6.00% due 12/01/34	37,592	41,299
6.00% due 08/01/35	160,236	175,600
6.00% due 09/01/35	411,624	452,308
6.00% due 10/01/35	255,070	280,589
6.00% due 11/01/35	112,943	123,817
6.00% due 12/01/35	764,464	838,702
6.00% due 02/01/36	476,950	523,390
6.00% due 03/01/36	97,705	106,889
6.00% due 04/01/36	266,107	291,854
6.00% due 06/01/36	197,223	216,182
6.00% due 12/01/36	208,396	228,147
6.00% due 03/01/37	208,317	226,564
6.00% due 07/01/37	239,267	262,916
6.33% due 03/01/11	110,939	112,288
6.50% due 06/01/31	150,729	170,156
6.50% due 07/01/31	58,904	66,496
6.50% due 09/01/31	191,293	215,947
6.50% due 02/01/32	81,991	92,558
6.50% due 07/01/32	403,253	455,627
6.50% due 08/01/32	296,904	335,171
6.50% due 01/01/33	202,430	228,519
6.50% due 04/01/34	40,069	45,045
6.50% due 06/01/34	55,519	62,414
6.50% due 08/01/34	249,627	280,906
6.50% due 05/01/36	209,505	235,649
6.50% due 01/01/37	125,235	140,358
6.50% due 02/01/37	645,734	724,500
6.50% due 05/01/37	333,640	374,347
6.50% due 07/01/37	255,745	286,948
7.50% due 02/01/30	23,528	26,990
7.50% due 03/01/31	66,173	76,094
7.50% due 02/01/32	40,308	46,351

		50,027,677

Government National Mtg. Assoc. — 1.9%
4.00% due 01/20/41	2,153,000	2,162,876
4.50% due 07/20/33	46,988	49,297
4.50% due 09/20/33	311,097	326,386
4.50% due 12/20/34	182,724	191,497
4.50% due 11/15/39	1,992,101	2,063,670
4.50% due 03/15/40	482,513	505,276
4.50% due 06/15/40	294,741	306,988
5.00% due 07/20/33	69,427	74,244
5.00% due 06/15/34	284,520	303,090
5.00% due 10/15/34	143,645	152,912
5.00% due 05/15/39	1,581,500	1,680,767
5.00% due 09/15/39	1,989,269	2,114,131
5.50% due 11/15/32	280,063	304,352
5.50% due 05/15/33	1,449,744	1,575,480
5.50% due 08/15/33	115,331	125,334

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

5.50% due 12/15/33	$359,797	$390,927
5.50% due 09/15/34	132,974	144,424
5.50% due 10/15/35	19,021	20,629
6.00% due 09/15/32	352,493	388,970
6.00% due 04/15/33	313,257	348,121
6.00% due 02/15/34	202,306	225,643
6.00% due 07/15/34	151,836	169,351
6.00% due 09/15/34	145,406	161,543
6.00% due 01/20/35	76,384	84,176
6.00% due 02/20/35	111,421	122,787
6.00% due 04/20/35	56,599	62,373
6.00% due 01/15/38	518,544	578,362

		14,633,606

Small Business Administration — 0.4%
Series 2003-20G, Class 1 4.35% due 07/01/23	88,022	92,239
Series 2004-20D, Class 1 4.77% due 04/01/24	266,506	282,541
Series 2005-20C, Class 1 4.95% due 03/01/25	619,494	660,436
Series 2004-20I, Class 1 4.99% due 09/01/24	397,179	423,689
Series 2004-20E, Class 1 5.18% due 05/01/24	430,060	458,741
Series 2004-20F, Class 1 5.52% due 06/01/24	640,326	685,980

		2,603,626

Sovereign Agency — 0.0%
Financing Corp. Bonds 9.65% due 11/02/18	235,000	332,353

Total U.S. Government Agencies (cost $95,012,955)		100,558,950

U.S. GOVERNMENT TREASURIES — 12.2%
United States Treasury Bonds — 2.3%
4.50% due 08/15/39	5,241,100	5,193,605
5.00% due 05/15/37	4,072,000	4,391,400
5.25% due 02/15/29	3,503,000	3,935,403
5.38% due 02/15/31	439,000	500,323
6.00% due 02/15/26	1,143,000	1,391,959
6.25% due 08/15/23	611,000	761,077
6.75% due 08/15/26	377,000	492,692
8.00% due 11/15/21	318,000	447,237

		17,113,696

United States Treasury Notes — 9.9%
0.88% due 02/28/11	5,516,000	5,518,587
1.38% due 10/15/12	3,773,000	3,830,184
1.38% due 01/15/13	4,397,000	4,465,360
1.50% due 12/31/13	2,374,000	2,412,392
1.88% due 04/30/14	9,363,000	9,599,266
2.00% due 11/30/13	1,361,000	1,402,574
2.13% due 05/31/15	16,836,000	17,181,980
2.63% due 02/29/16	505,000	520,624
2.75% due 10/31/13	6,188,000	6,504,652
3.50% due 05/31/13	1,900,000	2,024,687
3.75% due 11/15/18	15,893,000	16,880,098
3.88% due 02/15/13	462,000	493,149
4.13% due 05/15/15	1,220,000	1,348,958
4.75% due 05/15/14	829,000	927,962
8.50% due 02/15/20	1,341,000	1,913,020

		75,023,493

Total U.S. Government Treasuries (cost $91,867,446)		92,137,189

Total Long-Term Investment Securities (cost $646,130,606)		743,019,794

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Commercial Paper — 0.6%
HSBC Americas, Inc. 0.20% due 02/01/11 (cost $4,727,000)	4,727,000	4,727,000

TOTAL INVESTMENTS (cost $650,857,606)(7)	99.3%	747,746,794
Other assets less liabilities	0.7	5,199,126

NET ASSETS	100.0%	$752,945,920

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2011, the aggregate value of these securities was $27,378,170 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At January 31, 2011, the aggregate value of these securities was $8,174,065 representing 1.1% of net assets.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Interest Only
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	See Note 3 for cost of investments on a tax basis.
(8)	Security was valued using fair value procedures at January 31, 2011. The aggregate value of these securities was $23,083,809 representing 3.1% of net assets, securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
ADR — American Depository Receipt
FRS  — Floating Rate Security
VRS  — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2011.
The dates shown on debt obligations are the original maturity dates.

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$426,056,110	$23,083,809	#	$—	$449,139,919
Convertible Preferred Stock	2,087,675	—		—	2,087,675
Asset Backed Securities	—	16,247,980		3,534,533	19,782,513
U.S. Corporate Bonds & Notes	—	47,907,698		—	47,907,698
Foreign Corporate Bonds & Notes	—	26,425,156		—	26,425,156
Foreign Government Agencies	—	2,874,675		—	2,874,675
Municipal Bonds & Notes	—	2,106,019		—	2,106,019
U.S. Government Agencies	—	100,558,950		—	100,558,950
U.S. Government Treasuries	—	92,137,189		—	92,137,189
Short-Term Investment Securities:
Commercial Paper	—	4,727,000		—	4,727,000

Total	$428,143,785	$316,068,476		$3,534,533	$747,746,794

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $23,083,809 representing 3.1% of net assets. (See Note 2.)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Asset Backed
Securities

Balance as of 1/31/2010	$1,733,738
Accrued discounts/premiums	—
Realized gain (loss)	11,914
Change in unrealized appreciation (depreciation)(1)	285,202
Net purchases (sales)	1,503,679
Transfers in and/or out of Level 3	—

Balance as of 1/31/2011	$3,534,533

(1)	The total change in unrealized appreciation (depreciation) in the statement of operations included attributable to level 3 investments still held at January 31, 2011 includes:

Asset Backed
Securities

$285,202

See Notes to Financial Statements

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Electric-Integrated	30.4%
Cellular Telecom	10.5
Telephone-Integrated	8.7
Pipelines	7.5
Telecom Services	6.7
Oil Companies-Exploration & Production	6.6
Gas-Distribution	6.3
Electric-Generation	6.0
Cable/Satellite TV	4.5
Electric-Transmission	3.7
Independent Power Producers	2.7
Commercial Paper	2.1
Water	1.4
Wireless Equipment	1.3
Energy-Alternate Sources	0.7
Electric-Distribution	0.6
Multimedia	0.2
Oil & Gas Drilling	0.2

100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 91.7%
Cable/Satellite TV — 4.5%
Comcast Corp., Special Class A	49,760	$1,066,854
DIRECTV, Class A†	1,390	58,922
Time Warner Cable, Inc.	9,042	613,319

		1,739,095

Cellular Telecom — 10.5%
America Movil SAB de CV, Series L ADR	4,990	284,380
Cellcom Israel, Ltd.	29,760	908,870
Mobile Telesystems OJSC ADR	21,205	405,228
MTN Group, Ltd.(2)	11,713	201,072
NII Holdings, Inc.†	18,400	772,432
Partner Communications ADR	20,650	392,350
Rogers Communications, Inc., Class B	1,640	57,273
Vivo Participacoes SA ADR	21,625	736,115
Vodafone Group PLC(2)	98,967	278,155

		4,035,875

Electric-Distribution — 0.6%
Eletropaulo Metropolitana SA	10,920	212,904
EnerNOC, Inc.†	300	7,806

		220,710

Electric-Generation — 5.3%
AES Corp.†	71,090	881,516
CEZ AS(2)	12,003	566,397
China Hydroelectric Corp. ADR†	10,260	73,975
OGK-4 OJSC†	346,316	37,254
Tractebel Energia SA	30,500	472,060

		2,031,202

Electric-Integrated — 27.6%
Alliant Energy Corp.	5,900	219,244
American Electric Power Co., Inc.	18,590	663,291
Cia Paranaense de Energia-Copel ADR	6,990	178,874
CMS Energy Corp.	64,230	1,252,485
Constellation Energy Group, Inc.	17,820	574,695
DPL, Inc.	13,420	351,336
DTE Energy Co.	2,000	92,520
EDF SA(2)	950	41,857
EDP-Energias de Portugal SA(2)	208,663	801,165
Enel OGK-5 OJSC†	417,986	38,705
Enersis SA ADR	1,860	38,614
Entergy Corp.	7,125	514,211
EVN AG(2)	2,813	47,340
Fortum Oyj(2)	18,526	570,903
IDGC Holding JSC†	106,600	19,508
International Power PLC(2)	64,727	438,233
Light SA	11,320	177,581
NextEra Energy, Inc.	17,400	930,204
Northeast Utilities	13,440	442,445
NV Energy, Inc.	13,400	192,558
OGE Energy Corp.	9,700	445,133
PG&E Corp.	16,140	746,959
PPL Corp.	23,900	616,381
Public Service Enterprise Group, Inc.	24,560	796,481
TGK-1 OAO	36,391,550	24,382
Wisconsin Energy Corp.	4,110	247,792
Xcel Energy, Inc.	4,700	110,779

		10,573,676

Electric-Transmission — 3.7%
Federal Grid Co. Unified Energy System JSC†	4,071,280	54,962
National Grid PLC(2)	78,691	700,992
Red Electrica Corp. SA(2)	12,648	644,969

		1,400,923

Energy-Alternate Sources — 0.7%
EDP Renovaveis SA†(2)	35,061	208,194
Iberdrola Renovables SA(2)	16,400	61,942

		270,136

Gas-Distribution — 6.3%
AGL Resources, Inc.	2,140	78,538
CenterPoint Energy, Inc.	36,600	591,090
Enagas(2)	19,936	420,362
NiSource, Inc.	14,200	264,404
Questar Corp.	20,170	351,563
Sempra Energy	7,370	383,756
Southern Union Co.	11,040	294,989
UGI Corp.	600	18,810

		2,403,512

Independent Power Producers — 2.4%
Calpine Corp.†	36,810	525,279
GenOn Energy, Inc.†	9,810	40,613
NRG Energy, Inc.†	16,839	349,409

		915,301

Multimedia — 0.2%
Viacom, Inc., Class B	2,280	94,734

Oil & Gas Drilling — 0.2%
Transocean, Ltd.†	820	65,543

Oil Companies-Exploration & Production — 6.6%
EOG Resources, Inc.	810	86,176
EQT Corp.†	21,270	1,025,001
Occidental Petroleum Corp.	1,970	190,460
QEP Resources, Inc.	27,760	1,128,166
Southwestern Energy Co.†	2,600	102,700

		2,532,503

Pipelines — 6.4%
El Paso Corp.	54,460	864,825
Spectra Energy Corp.	14,750	386,892
Williams Cos., Inc.	43,980	1,187,020

		2,438,737

Telecom Services — 5.3%
Telenet Group Holding NV†(2)	11,806	464,503
Telenor ASA(2)	13,090	202,104
Virgin Media, Inc.	46,470	1,169,185
XL Axiata Tbk PT†(2)	306,000	178,247

		2,014,039

Telephone-Integrated — 8.7%
Bezeq Israeli Telecommunication Corp., Ltd.(2)	94,600	253,336
CenturyLink, Inc.	12,270	530,555
France Telecom SA(2)	14,087	307,907

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Telephone-Integrated (continued)

Koninklijke KPN NV(2)	32,213	$508,420
Portugal Telecom SGPS SA(2)	40,179	465,697
Qwest Communications International, Inc.	56,800	404,984
TDC A/S†(2)	48,556	412,553
Telecom Italia SpA RSP(2)	254,946	303,022
Windstream Corp.	10,500	134,505

		3,320,979

Water — 1.4%
American Water Works Co., Inc.	11,030	281,265
Companhia de Saneamento de Minas Gerais	15,400	252,671

		533,936

Wireless Equipment — 1.3%
American Tower Corp., Class A†	7,000	356,020
Crown Castle International Corp.†	3,300	139,161

		495,181

Total Common Stock (cost $28,710,639)		35,086,082

CONVERTIBLE PREFERRED STOCK — 3.6%
Electric-Integrated — 2.5%
Great Plains Energy, Inc. 12.00%	2,860	187,187
NextEra Energy, Inc. 7.00%	4,690	232,389
NextEra Energy, Inc. 8.38%	4,672	235,002
PPL Corp. 9.50%	5,330	289,419

		943,997

Pipelines — 1.1%
El Paso Corp. 4.99%	340	433,500

Total Convertible Preferred Stock (cost $1,381,474)		1,377,497

PREFERRED STOCK — 1.7%
Electric-Generation — 0.7%
AES Tiete SA	19,900	280,304

Electric-Integrated — 0.3%
Companhia Paranaense de Energia-Copel	5,000	127,478

Telecom Services — 0.7%
Tim Participacoes SA ADR	6,700	254,600

Total Preferred Stock (cost $459,790)		662,382

CONVERTIBLE BONDS & NOTES — 0.7%
Telecom Services — 0.7%
Virgin Media, Inc. Senior Notes 6.50% due 11/15/16 (cost $179,161)	$181,000	282,360

U.S. CORPORATE BONDS & NOTES — 0.3%
Independent Power Producers — 0.3%
GenOn Escrow Corp. Senior Notes 9.88% due 10/15/20* (cost $94,814)	95,000	99,513

Total Long-Term Investment Securities (cost $30,825,878)		37,507,834

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Commercial Paper — 2.1%
HSBC Americas, Inc. 0.20% due 02/01/11 (cost $821,000)	821,000	821,000

TOTAL INVESTMENTS (cost $31,646,878)(1)	100.1%	38,328,834
Liabilities in excess of other assets	(0.1)	(51,190)

NET ASSETS	100.0%	$38,277,644

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2011, the aggregate value of these securities was $99,513 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at January 31, 2011. The aggregate value of these securities was $8,077,370 representing 21.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
ADR — American Depository Receipt

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Barclays Bank PLC	GBP	607,796	USD	940,826	4/12/2011	$—	$(32,244)

Credit Suisse London Branch	EUR	35,571	USD	46,180	4/12/2011	—	(2,481)
	GBP	20,781	USD	32,947	4/12/2011	—	(323)

						—	(2,804)

Deutsche Bank AG London	EUR	191,221	USD	246,994	4/12/2011	—	(14,590)
	GBP	607,796	USD	940,631	4/12/2011	—	(32,438)
	USD	3,949	EUR	2,898	4/12/2011	16	—

						16	(47,028)

Goldman Sachs International	USD	23,086	GBP	14,826	4/12/2011	650	—

HSBC Bank	EUR	8,879	USD	11,654	4/12/2011	—	(493)
	USD	45,805	GBP	29,010	4/12/2011	639	—

						639	(493)

UBS AG	EUR	1,949,655	USD	2,575,182	3/15/2011	—	(92,806)
	EUR	11,273	USD	15,050	4/12/2011	—	(371)
	USD	89,546	GBP	57,966	4/12/2011	3,257	—
						—	—

						3,257	(93,177)

Net Unrealized Appreciation/(Depreciation)						$4,562	$(175,746)

EUR  — Euro Dollar
GBP  — British Pound
USD  — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Cellular Telecom	$3,556,648	$479,227	#	$—	$4,035,875
Electric-Generation	1,464,805	566,397	#	—	2,031,202
Electric-Integrated	8,674,178	1,899,498	#	—	10,573,676
Gas-Distribution	1,983,150	420,362	#	—	2,403,512
Oil Companies - Exploration & Production	2,532,503	—		—	2,532,503
Pipelines	2,438,737	—		—	2,438,737
Telecom Services	1,169,185	844,854	#	—	2,014,039
Telephone-Integrated	1,070,044	2,250,935	#	—	3,320,979
Other Industries*	4,119,462	1,616,097	#	—	5,735,559
Convertible Preferred Stocks	1,377,497	—		—	1,377,497
Preferred Stocks	662,382	—		—	662,382
Convertible Bonds & Notes	—	282,360		—	282,360
U.S. Corporate Bonds & Notes	—	99,513		—	99,513
Short-Term Investment Securities:
Commercial Paper	—	821,000		—	821,000
Other Financial Instruments:@
Forward Foreign Currency Contracts - Appreciation	—	4,562		—	4,562

Total	$29,048,591	$9,284,805		$—	$38,333,396

Liabilities:
Other Financial Instruments:@
Forward Foreign Currency Contracts - Depreciation	$—	$175,746		$—	$175,746

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $8,077,370 representing 21.1% of net assets. (See Note 2.)

See Notes to Financial Statements

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	6.4%
Diversified Banking Institutions	4.8
Diversified Manufacturing Operations	3.9
Computers	3.6
Medical-Drugs	3.5
Oil Companies-Exploration & Production	2.8
Electric-Integrated	2.8
Banks-Super Regional	2.7
Telephone-Integrated	2.5
Exchange-Traded Funds	2.4
Medical Products	2.2
Beverages-Non-alcoholic	2.1
Applications Software	2.1
Electronic Components-Semiconductors	2.0
Cosmetics & Toiletries	1.9
Computer Services	1.9
Repurchase Agreements	1.9
Oil-Field Services	1.6
Retail-Discount	1.6
Multimedia	1.5
Web Portals/ISP	1.5
Tobacco	1.4
Real Estate Investment Trusts	1.3
Medical-Biomedical/Gene	1.2
Aerospace/Defense	1.2
Enterprise Software/Service	1.2
Food-Misc.	1.1
Insurance-Reinsurance	1.1
Networking Products	1.1
Insurance-Multi-line	1.1
Wireless Equipment	1.1
Cable/Satellite TV	1.1
Transport-Services	1.1
Retail-Restaurants	1.0
Commercial Services-Finance	0.9
Medical-HMO	0.9
Chemicals-Diversified	0.9
Transport-Rail	0.8
Retail-Building Products	0.8
Computers-Memory Devices	0.7
Insurance-Life/Health	0.7
Aerospace/Defense-Equipment	0.7
Medical Instruments	0.7
Retail-Drug Store	0.7
E-Commerce/Services	0.7
Banks-Fiduciary	0.6
Investment Management/Advisor Services	0.6
Machinery-Construction & Mining	0.5
Auto-Cars/Light Trucks	0.5
Insurance-Property/Casualty	0.5
Finance-Credit Card	0.5
E-Commerce/Products	0.5
Oil Field Machinery & Equipment	0.5
Pharmacy Services	0.4
Pipelines	0.4
Industrial Gases	0.4
Banks-Commercial	0.4
Metal-Copper	0.4
Agricultural Chemicals	0.4
Electric Products-Misc.	0.4
Medical-Wholesale Drug Distribution	0.3
Consumer Products-Misc.	0.3
Retail-Major Department Stores	0.3
Finance-Other Services	0.3
Telecom Equipment-Fiber Optics	0.3
Machinery-Farming	0.3
Semiconductor Equipment	0.3
Coal	0.3
Oil & Gas Drilling	0.3
Retail-Apparel/Shoe	0.3
Athletic Footwear	0.3
Chemicals-Specialty	0.3
Instruments-Scientific	0.3
Food-Retail	0.2
Apparel Manufacturers	0.2
Insurance Brokers	0.2
Gas-Distribution	0.2
Non-Hazardous Waste Disposal	0.2
Hotels/Motels	0.2
Internet Security	0.2
Gold Mining	0.2
Auto/Truck Parts & Equipment-Original	0.2
Retail-Regional Department Stores	0.2
Steel-Producers	0.2
Oil Refining & Marketing	0.2
Distribution/Wholesale	0.2
Auto-Heavy Duty Trucks	0.2
Data Processing/Management	0.2
Agricultural Operations	0.2
Finance-Investment Banker/Broker	0.2
Engines-Internal Combustion	0.2
Cruise Lines	0.2
Engineering/R&D Services	0.2
U.S. Government Treasuries	0.2
Advertising Agencies	0.2
Semiconductor Components-Integrated Circuits	0.2
Office Automation & Equipment	0.2
Medical Labs & Testing Services	0.2
Paper & Related Products	0.2
Metal Processors & Fabrication	0.2
Electronic Measurement Instruments	0.2
Tools-Hand Held	0.1
Medical-Generic Drugs	0.1
Metal-Aluminum	0.1
Electronic Forms	0.1
Food-Wholesale/Distribution	0.1
Cellular Telecom	0.1
Internet Infrastructure Software	0.1
Retail-Office Supplies	0.1
Food-Confectionery	0.1
Toys	0.1
Broadcast Services/Program	0.1
Retail-Consumer Electronics	0.1
Television	0.1
Retail-Bedding	0.1
Beverages-Wine/Spirits	0.1
Vitamins & Nutrition Products	0.1
Metal-Iron	0.1
Electronic Connectors	0.1
Savings & Loans/Thrifts	0.1
Industrial Automated/Robotic	0.1
Motorcycle/Motor Scooter	0.1
Electronics-Military	0.1
Energy-Alternate Sources	0.1

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited) — (continued)

Commercial Services	0.1%
Schools	0.1
Food-Meat Products	0.1
Airlines	0.1
Containers-Metal/Glass	0.1
Computers-Integrated Systems	0.1
Building-Residential/Commercial	0.1
Retail-Automobile	0.1
Machinery-Pumps	0.1
Telecommunication Equipment	0.1
Electric-Generation	0.1
Computer Aided Design	0.1
Containers-Paper/Plastic	0.1
Casino Hotels	0.1
Retail-Jewelry	0.1
Retail-Auto Parts	0.1
Filtration/Separation Products	0.1
Dental Supplies & Equipment	0.1
Finance-Consumer Loans	0.1
Medical Information Systems	0.1
Diversified Operations	0.1
Human Resources	0.1
Disposable Medical Products	0.1
Brewery	0.1

100.4%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 95.9%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	500	$22,440
The Interpublic Group of Cos., Inc.†	700	7,483

		29,923

Aerospace/Defense — 1.2%
Boeing Co.	1,100	76,428
General Dynamics Corp.	600	45,240
Lockheed Martin Corp.	400	31,840
Northrop Grumman Corp.	400	27,720
Raytheon Co.	600	29,994
Rockwell Collins, Inc.	200	12,828

		224,050

Aerospace/Defense-Equipment — 0.7%
Goodrich Corp.	200	18,124
United Technologies Corp.	1,400	113,820

		131,944

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	100	13,504
Monsanto Co.	800	58,704

		72,208

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	1,000	32,670

Airlines — 0.1%
Southwest Airlines Co.	1,100	13,035

Apparel Manufacturers — 0.2%
Coach, Inc.	500	27,045
Polo Ralph Lauren Corp.	100	10,718
VF Corp.	100	8,272

		46,035

Appliances — 0.0%
Whirlpool Corp.	100	8,550

Applications Software — 2.1%
Citrix Systems, Inc.†	300	18,954
Compuware Corp.†	300	3,216
Intuit, Inc.†	400	18,772
Microsoft Corp.	11,400	316,065
Red Hat, Inc.†	300	12,396
Salesforce.com, Inc.†	200	25,828

		395,231

Athletic Footwear — 0.3%
NIKE, Inc., Class B	600	49,488

Audio/Video Products — 0.0%
Harman International Industries, Inc.†	100	4,332

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	5,700	90,915

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	600	33,894

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	1,000	38,390

Banks-Commercial — 0.4%
BB&T Corp.	1,100	30,404
First Horizon National Corp.†	400	4,532
M&T Bank Corp.	200	17,294
Marshall & Ilsley Corp.	800	5,592
Regions Financial Corp.	1,900	13,490
Zions Bancorporation	300	7,074

		78,386

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	1,900	59,337
Northern Trust Corp.	400	20,792
State Street Corp.	800	37,376

		117,505

Banks-Super Regional — 2.7%
Capital One Financial Corp.	700	33,712
Comerica, Inc.	300	11,460
Fifth Third Bancorp	1,383	20,565
Huntington Bancshares, Inc.	1,300	9,412
KeyCorp.	1,300	11,570
PNC Financial Services Group, Inc.	800	48,000
SunTrust Banks, Inc.	800	24,344
US Bancorp	2,900	78,300
Wells Fargo & Co.	8,000	259,360

		496,723

Beverages-Non-alcoholic — 2.1%
Coca-Cola Enterprises, Inc.	500	12,580
Dr Pepper Snapple Group, Inc.	300	10,629
PepsiCo, Inc.	2,400	154,344
The Coca-Cola Co.	3,500	219,975

		397,528

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	200	13,270
Constellation Brands, Inc., Class A†	300	5,766

		19,036

Brewery — 0.1%
Molson Coors Brewing Co., Class B	200	9,374

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	400	15,600
Scripps Networks Interactive Inc., Class A	100	4,650

		20,250

Building Products-Wood — 0.0%
Masco Corp.	500	6,660

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	400	4,956
Lennar Corp., Class A	200	3,872
Pulte Group, Inc.†	500	3,945

		12,773

Cable/Satellite TV — 1.1%
Cablevision Systems Corp., Class A	400	13,540
Comcast Corp., Class A	4,200	95,550
DIRECTV, Class A†	1,300	55,107
Time Warner Cable, Inc.	500	33,915

		198,112

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	100	11,633

Casino Services — 0.0%
International Game Technology	500	8,585

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Cellular Telecom — 0.1%
MetroPCS Communications, Inc.†	400	$5,172
Sprint Nextel Corp.†	4,500	20,340

		25,512

Chemicals-Diversified — 0.9%
Dow Chemical Co.	1,800	63,864
E.I. du Pont de Nemours & Co.	1,400	70,952
FMC Corp.	100	7,606
PPG Industries, Inc.	200	16,856

		159,278

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	100	9,286
Ecolab, Inc.	400	19,876
International Flavors & Fragrances, Inc.	100	5,705
Sigma-Aldrich Corp.	200	12,730

		47,597

Coal — 0.3%
CONSOL Energy, Inc.	300	14,910
Massey Energy Co.	200	12,572
Peabody Energy Corp.	400	25,368

		52,850

Coatings/Paint — 0.0%
The Sherwin-Williams Co.	100	8,473

Commercial Services — 0.1%
Iron Mountain, Inc.	300	7,317
Quanta Services, Inc.†	300	7,119

		14,436

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	800	38,320
Equifax, Inc.	200	7,144
H&R Block, Inc.	500	6,260
Mastercard, Inc., Class A	100	23,651
Moody’s Corp.	300	8,811
Paychex, Inc.	500	16,000
Total System Services, Inc.	200	3,482
Visa, Inc., Class A	700	48,895
Western Union Co.	1,000	20,280

		172,843

Computer Aided Design — 0.1%
Autodesk, Inc.†	300	12,204

Computer Services — 1.9%
Cognizant Technology Solutions Corp., Class A†	500	36,475
Computer Sciences Corp.	200	10,658
International Business Machines Corp.	1,900	307,800

		354,933

Computers — 3.6%
Apple, Inc.†	1,400	475,048
Dell, Inc.†	2,600	34,216
Hewlett-Packard Co.	3,400	155,346

		664,610

Computers-Integrated Systems — 0.1%
Teradata Corp.†	300	12,897

Computers-Memory Devices — 0.7%
EMC Corp.†	3,100	77,159
NetApp, Inc.†	500	27,365
SanDisk Corp.†	400	18,148
Western Digital Corp.†	300	10,206

		132,878

Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	100	3,484

Consulting Services — 0.0%
SAIC, Inc.†	400	6,628

Consumer Products-Misc. — 0.3%
Clorox Co.	200	12,578
Fortune Brands, Inc.	200	12,336
Kimberly-Clark Corp.	600	38,838

		63,752

Containers-Metal/Glass — 0.1%
Ball Corp.	100	7,113
Owens-Illinois, Inc.†	200	5,898

		13,011

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	200	6,510
Sealed Air Corp.	200	5,338

		11,848

Cosmetics & Toiletries — 1.9%
Avon Products, Inc.	700	19,817
Colgate-Palmolive Co.	700	53,739
The Estee Lauder Cos., Inc., Class A	200	16,100
The Procter & Gamble Co.	4,300	271,459

		361,115

Cruise Lines — 0.2%
Carnival Corp.	700	31,297

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	100	8,495
Fidelity National Information Services, Inc.	400	12,172
Fiserv, Inc.†	200	12,354

		33,021

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	200	7,096
Patterson Cos., Inc.	100	3,306

		10,402

Dialysis Centers — 0.0%
DaVita, Inc.†	100	7,385

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	100	9,435

Distribution/Wholesale — 0.2%
Fastenal Co.	200	11,612
Genuine Parts Co.	200	10,350
WW Grainger, Inc.	100	13,147

		35,109

Diversified Banking Institutions — 4.8%
Bank of America Corp.	15,300	210,069
Citigroup, Inc.†	44,200	213,044
Goldman Sachs Group, Inc.	800	130,896

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Diversified Banking Institutions (continued)

JPMorgan Chase & Co.	5,900	$265,146
Morgan Stanley	2,300	67,620

		886,775

Diversified Manufacturing Operations — 3.9%
3M Co.	1,100	96,712
Danaher Corp.	800	36,848
Dover Corp.	300	19,230
Eaton Corp.	300	32,388
General Electric Co.	16,200	326,268
Honeywell International, Inc.	1,200	67,212
Illinois Tool Works, Inc.	800	42,792
Ingersoll-Rand PLC	500	23,600
ITT Corp.	300	17,676
Leggett & Platt, Inc.	200	4,506
Parker Hannifin Corp.	200	17,882
Textron, Inc.	400	10,516
Tyco International, Ltd.	700	31,381

		727,011

Diversified Operations — 0.1%
Leucadia National Corp.	300	9,756

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	500	84,820

E-Commerce/Services — 0.7%
eBay, Inc.†	1,700	51,612
Expedia, Inc.	300	7,548
NetFlix, Inc.†	100	21,408
priceline.com, Inc.†	100	42,852

		123,420

Electric Products-Misc. — 0.4%
Emerson Electric Co.	1,100	64,768
Molex, Inc.	200	5,230

		69,998

Electric-Generation — 0.1%
The AES Corp.†	1,000	12,400

Electric-Integrated — 2.8%
Allegheny Energy, Inc.	300	7,734
Ameren Corp.	400	11,348
American Electric Power Co., Inc.	700	24,976
CMS Energy Corp.	400	7,800
Consolidated Edison, Inc.	400	19,964
Constellation Energy Group, Inc.	300	9,675
Dominion Resources, Inc.	900	39,186
DTE Energy Co.	300	13,878
Duke Energy Corp.	2,000	35,760
Edison International	500	18,140
Entergy Corp.	300	21,651
Exelon Corp.	1,000	42,510
FirstEnergy Corp.	500	19,560
Integrys Energy Group, Inc.	100	4,759
NextEra Energy, Inc.	600	32,076
Northeast Utilities	300	9,876
Pepco Holdings, Inc.	300	5,571
PG&E Corp.	600	27,768
Pinnacle West Capital Corp.	200	8,142
PPL Corp.	700	18,053
Progress Energy, Inc.	400	17,968
Public Service Enterprise Group, Inc.	800	25,944
SCANA Corp.	200	8,454
Southern Co.	1,300	48,906
TECO Energy, Inc.	300	5,523
Wisconsin Energy Corp.	200	12,058
Xcel Energy, Inc.	700	16,499

		513,779

Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	300	6,063

Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	900	7,047
Altera Corp.	500	18,785
Broadcom Corp., Class A	700	31,563
Intel Corp.	8,500	182,410
LSI Corp.†	900	5,571
MEMC Electronic Materials, Inc.†	300	3,327
Microchip Technology, Inc.	300	10,941
Micron Technology, Inc.†	1,300	13,702
National Semiconductor Corp.	400	6,064
NVIDIA Corp.†	900	21,528
Texas Instruments, Inc.	1,800	61,038
Xilinx, Inc.	400	12,880

		374,856

Electronic Connectors — 0.1%
Amphenol Corp., Class A	300	16,602

Electronic Forms — 0.1%
Adobe Systems, Inc.†	800	26,440

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	527	22,044
FLIR Systems, Inc.†	200	6,208

		28,252

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	200	15,650

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	100	15,458

Engineering/R&D Services — 0.2%
Fluor Corp.	300	20,757
Jacobs Engineering Group, Inc.†	200	10,274

		31,031

Engines-Internal Combustion — 0.2%
Cummins, Inc.	300	31,764

Enterprise Software/Service — 1.2%
BMC Software, Inc.†	300	14,310
CA, Inc.	600	14,280
Novell, Inc.†	500	3,010
Oracle Corp.	5,900	188,977

		220,577

Entertainment Software — 0.0%
Electronic Arts, Inc.†	500	7,795

Filtration/Separation Products — 0.1%
Pall Corp.	200	11,082

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Finance-Consumer Loans — 0.1%
SLM Corp.†	700	$10,087

Finance-Credit Card — 0.5%
American Express Co.	1,600	69,408
Discover Financial Services	800	16,472

		85,880

Finance-Investment Banker/Broker — 0.2%
E*Trade Financial Corp.†	300	4,968
The Charles Schwab Corp.	1,500	27,075

		32,043

Finance-Other Services — 0.3%
CME Group, Inc.	100	30,856
IntercontinentalExchange, Inc.†	100	12,049
NYSE Euronext	400	12,724
The NASDAQ OMX Group, Inc.†	212	5,190

		60,819

Food-Confectionery — 0.1%
The Hershey Co.	200	9,338
The J.M. Smucker Co.	200	12,432

		21,770

Food-Dairy Products — 0.0%
Dean Foods Co.†	300	3,045

Food-Meat Products — 0.1%
Hormel Foods Corp.	100	4,940
Tyson Foods, Inc., Class A	500	8,225

		13,165

Food-Misc. — 1.1%
Campbell Soup Co.	300	10,242
ConAgra Foods, Inc.	700	15,631
General Mills, Inc.	1,000	34,780
H.J. Heinz Co.	500	23,750
Kellogg Co.	400	20,120
Kraft Foods, Inc., Class A	2,700	82,539
McCormick & Co., Inc.	200	8,840
Sara Lee Corp.	1,000	16,970

		212,872

Food-Retail — 0.2%
Safeway, Inc.	600	12,414
SUPERVALU, Inc.	300	2,187
The Kroger Co.	1,000	21,400
Whole Foods Market, Inc.	200	10,342

		46,343

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	900	26,226

Forestry — 0.0%
Plum Creek Timber Co., Inc.	200	8,374

Gas-Distribution — 0.2%
CenterPoint Energy, Inc.	600	9,690
Nicor, Inc.	100	5,047
NiSource, Inc.	400	7,448
Sempra Energy	400	20,828

		43,013

Gold Mining — 0.2%
Newmont Mining Corp.	700	38,549

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	100	7,849

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	400	7,700

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	400	15,796
Starwood Hotels & Resorts Worldwide, Inc.	300	17,691
Wyndham Worldwide Corp.	300	8,439

		41,926

Human Resources — 0.1%
Monster Worldwide, Inc.†	200	3,330
Robert Half International, Inc.	200	6,272

		9,602

Independent Power Producers — 0.0%
NRG Energy, Inc.†	400	8,300

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	200	16,202

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	300	26,175
Airgas, Inc.	100	6,267
Praxair, Inc.	500	46,520

		78,962

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	200	5,116
Thermo Fisher Scientific, Inc.†	600	34,362
Waters Corp.†	100	7,639

		47,117

Insurance Brokers — 0.2%
AON Corp.	500	22,870
Marsh & McLennan Cos., Inc.	800	22,304

		45,174

Insurance-Life/Health — 0.7%
Aflac, Inc.	700	40,306
Lincoln National Corp.	500	14,420
Principal Financial Group, Inc.	500	16,385
Prudential Financial, Inc.	700	43,057
Torchmark Corp.	100	6,230
Unum Group	500	12,470

		132,868

Insurance-Multi-line — 1.1%
ACE, Ltd.	500	30,795
Allstate Corp.	800	24,912
American International Group, Inc.†(1)	200	8,070
Assurant, Inc.	200	7,846
Cincinnati Financial Corp.	200	6,408
Genworth Financial, Inc., Class A†	700	9,499
Hartford Financial Services Group, Inc.	700	19,446
Loews Corp.	500	20,025
MetLife, Inc.	1,400	64,078
XL Group PLC	500	11,460

		202,539

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Property/Casualty — 0.5%
Chubb Corp.	500	$28,965
The Progressive Corp.	1,000	19,810
The Travelers Cos., Inc.	700	39,382

		88,157

Insurance-Reinsurance — 1.1%
Berkshire Hathaway, Inc., Class B†	2,600	212,550

Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	300	14,496
F5 Networks, Inc.†	100	10,838

		25,334

Internet Security — 0.2%
McAfee, Inc.†	200	9,580
Symantec Corp.†	1,200	21,132
VeriSign, Inc.	300	10,095

		40,807

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	400	24,660
Federated Investors, Inc., Class B	100	2,708
Franklin Resources, Inc.	200	24,130
Invesco, Ltd.	700	17,318
Janus Capital Group, Inc.	300	3,873
Legg Mason, Inc.	200	6,626
T. Rowe Price Group, Inc.	400	26,368

		105,683

Linen Supply & Related Items — 0.0%
Cintas Corp.	200	5,612

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	1,000	97,010

Machinery-Farming — 0.3%
Deere & Co.	600	54,540

Machinery-General Industrial — 0.0%
Roper Industries, Inc.	100	7,769

Machinery-Pumps — 0.1%
Flowserve Corp.	100	12,499

Medical Information Systems — 0.1%
Cerner Corp.†	100	9,885

Medical Instruments — 0.7%
Boston Scientific Corp.†	2,300	16,054
Intuitive Surgical, Inc.†	100	32,291
Medtronic, Inc.	1,600	61,312
St. Jude Medical, Inc.†	500	20,250

		129,907

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	200	17,982
Quest Diagnostics, Inc.	200	11,390

		29,372

Medical Products — 2.2%
Baxter International, Inc.	900	43,641
Becton, Dickinson and Co.	300	24,885
CareFusion Corp.†	300	7,719
Hospira, Inc.†	300	16,569
Johnson & Johnson	4,200	251,034
Stryker Corp.	500	28,780
Varian Medical Systems, Inc.†	200	13,514
Zimmer Holdings, Inc.†	300	17,748

		403,890

Medical-Biomedical/Gene — 1.2%
Amgen, Inc.†	1,400	77,112
Biogen Idec, Inc.†	400	26,188
Celgene Corp.†	700	36,071
Genzyme Corp.†	400	29,340
Gilead Sciences, Inc.†	1,200	46,056
Life Technologies Corp.†	300	16,287

		231,054

Medical-Drugs — 3.5%
Abbott Laboratories	2,400	108,384
Allergan, Inc.	500	35,305
Bristol-Myers Squibb Co.	2,600	65,468
Cephalon, Inc.†	100	5,908
Eli Lilly & Co.	1,500	52,155
Forest Laboratories, Inc.†	400	12,904
Merck & Co., Inc.	4,700	155,899
Pfizer, Inc.	12,200	222,284

		658,307

Medical-Generic Drugs — 0.1%
Mylan, Inc.†	700	16,212
Watson Pharmaceuticals, Inc.†	200	10,904

		27,116

Medical-HMO — 0.9%
Aetna, Inc.	600	19,764
CIGNA Corp.	400	16,808
Coventry Health Care, Inc.†	200	5,994
Humana, Inc.†	300	17,391
UnitedHealth Group, Inc.	1,700	69,785
WellPoint, Inc.†	600	37,272

		167,014

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	700	4,655

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	400	14,344
Cardinal Health, Inc.	500	20,755
McKesson Corp.	400	30,068

		65,167

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	200	28,598

Metal-Aluminum — 0.1%
Alcoa, Inc.	1,600	26,512

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	700	76,125

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	200	17,092

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	400	$15,860

Multimedia — 1.5%
McGraw-Hill Cos., Inc.	500	19,490
News Corp., Class A	3,500	52,570
The Walt Disney Co.	2,900	112,723
Time Warner, Inc.	1,700	53,465
Viacom, Inc., Class B	900	37,395

		275,643

Networking Products — 1.1%
Cisco Systems, Inc.†	8,400	177,660
Juniper Networks, Inc.†	800	29,696

		207,356

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	100	1,885

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	500	15,420
Waste Management, Inc.	700	26,509

		41,929

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	300	7,284
Xerox Corp.	2,100	22,302

		29,586

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	200	8,418

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	100	7,171
Helmerich & Payne, Inc.	200	11,746
Nabors Industries, Ltd.†	400	9,760
Noble Corp.	385	14,726
Rowan Cos., Inc.†	200	6,856

		50,259

Oil Companies-Exploration & Production — 2.8%
Anadarko Petroleum Corp.	800	61,664
Apache Corp.	600	71,616
Cabot Oil & Gas Corp.	200	8,326
Chesapeake Energy Corp.	1,000	29,530
Denbury Resources, Inc.†	600	12,210
Devon Energy Corp.	700	62,083
EOG Resources, Inc.	400	42,556
EQT Corp.	200	9,638
Newfield Exploration Co.†	200	14,634
Noble Energy, Inc.	300	27,330
Occidental Petroleum Corp.	1,200	116,016
Pioneer Natural Resources Co.	200	19,032
QEP Resources, Inc.	300	12,192
Range Resources Corp.	200	9,974
Southwestern Energy Co.†	500	19,750

		516,551

Oil Companies-Integrated — 6.4%
Chevron Corp.	3,100	294,283
ConocoPhillips	2,200	157,212
Exxon Mobil Corp.	7,700	621,236
Hess Corp.	500	42,060
Marathon Oil Corp.	1,100	50,270
Murphy Oil Corp.	300	19,890

		1,184,951

Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	400	21,320
FMC Technologies, Inc.†	200	18,800
National Oilwell Varco, Inc.	600	44,340

		84,460

Oil Refining & Marketing — 0.2%
Sunoco, Inc.	200	8,490
Tesoro Corp.†	200	3,850
Valero Energy Corp.	900	22,824

		35,164

Oil-Field Services — 1.6%
Baker Hughes, Inc.	700	47,957
Halliburton Co.	1,400	63,000
Schlumberger, Ltd.	2,100	186,879

		297,836

Paper & Related Products — 0.2%
International Paper Co.	700	20,216
MeadWestvaco Corp.	300	8,589

		28,805

Pharmacy Services — 0.4%
Express Scripts, Inc.†	800	45,064
Medco Health Solutions, Inc.†	600	36,612

		81,676

Pipelines — 0.4%
El Paso Corp.	1,100	17,468
Oneok, Inc.	200	11,778
Spectra Energy Corp.	1,000	26,230
The Williams Cos., Inc.	900	24,291

		79,767

Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	300	5,316

Publishing-Newspapers — 0.0%
Gannett Co., Inc.	400	5,896

Quarrying — 0.0%
Vulcan Materials Co.	200	8,512

Real Estate Investment Trusts — 1.3%
Apartment Investment & Management Co., Class A	200	5,112
AvalonBay Communities, Inc.	100	11,593
Boston Properties, Inc.	200	18,874
Equity Residential	400	21,676
HCP, Inc.	600	22,254
Health Care REIT, Inc.	200	9,816
Host Hotels & Resorts, Inc.	1,000	18,510
Kimco Realty Corp.	600	10,854
ProLogis	900	13,428
Public Storage	200	21,796

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)

Simon Property Group, Inc.	400	$40,580
Ventas, Inc.	200	11,092
Vornado Realty Trust	200	17,618
Weyerhaeuser Co.	800	18,544

		241,747

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	400	8,876

Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	100	5,041
Limited Brands, Inc.	400	11,696
Ross Stores, Inc.	200	13,040
The Gap, Inc.	700	13,489
Urban Outfitters, Inc.†	200	6,764

		50,030

Retail-Auto Parts — 0.1%
O’Reilly Automotive, Inc.†	200	11,366

Retail-Automobile — 0.1%
AutoNation, Inc.†	100	2,871
CarMax, Inc.†	300	9,795

		12,666

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	400	19,200

Retail-Building Products — 0.8%
Home Depot, Inc.	2,500	91,925
Lowe’s Cos., Inc.	2,100	52,080

		144,005

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	200	4,214

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	500	17,000
RadioShack Corp.	200	3,030

		20,030

Retail-Discount — 1.6%
Big Lots, Inc.†	100	3,179
Costco Wholesale Corp.	700	50,288
Family Dollar Stores, Inc.	200	8,496
Target Corp.	1,100	60,313
Wal-Mart Stores, Inc.	3,000	168,210

		290,486

Retail-Drug Store — 0.7%
CVS Caremark Corp.	2,100	71,820
Walgreen Co.	1,400	56,616

		128,436

Retail-Jewelry — 0.1%
Tiffany & Co.	200	11,626

Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	400	12,828
Nordstrom, Inc.	300	12,354
Sears Holdings Corp.†	100	7,537
TJX Cos., Inc.	600	28,434

		61,153

Retail-Office Supplies — 0.1%
Staples, Inc.	1,100	24,541

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	475	24,121
Macy’s, Inc.	600	13,890

		38,011

Retail-Restaurants — 1.0%
Darden Restaurants, Inc.	200	9,422
McDonald’s Corp.	1,600	117,872
Starbucks Corp.	1,100	34,683
Yum! Brands, Inc.	700	32,732

		194,709

Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	400	4,752

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	800	8,784
People’s United Financial, Inc.	600	7,746

		16,530

Schools — 0.1%
Apollo Group, Inc., Class A†	200	8,254
DeVry, Inc.	100	5,211

		13,465

Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	500	19,415
Linear Technology Corp.	300	10,437

		29,852

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	2,000	31,380
KLA-Tencor Corp.	300	13,224
Novellus Systems, Inc.†	100	3,607
Teradyne, Inc.†	300	5,004

		53,215

Steel-Producers — 0.2%
AK Steel Holding Corp.	200	3,180
Nucor Corp.	500	22,955
United States Steel Corp.	200	11,534

		37,669

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	100	6,519

Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	2,400	53,304
JDS Uniphase Corp.†	300	5,091

		58,395

Telecommunication Equipment — 0.1%
Harris Corp.	200	9,308
Tellabs, Inc.	600	3,180

		12,488

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Telephone-Integrated — 2.5%
AT&T, Inc.	9,000	$247,680
CenturyLink, Inc.	500	21,620
Frontier Communications Corp.	1,500	13,755
Qwest Communications International, Inc.	2,700	19,251
Verizon Communications, Inc.	4,300	153,166
Windstream Corp.	700	8,967

		464,439

Television — 0.1%
CBS Corp., Class B	1,000	19,830

Tobacco — 1.4%
Altria Group, Inc.	3,200	75,232
Lorillard, Inc.	200	15,048
Philip Morris International, Inc.	2,800	160,272
Reynolds American, Inc.	500	15,905

		266,457

Tools-Hand Held — 0.1%
Snap-On, Inc.	100	5,663
Stanley Black & Decker, Inc.	300	21,804

		27,467

Toys — 0.1%
Hasbro, Inc.	200	8,818
Mattel, Inc.	500	11,840

		20,658

Transport-Rail — 0.8%
CSX Corp.	600	42,360
Norfolk Southern Corp.	600	36,714
Union Pacific Corp.	700	66,241

		145,315

Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.	300	23,127
Expeditors International of Washington, Inc.	300	15,201
FedEx Corp.	500	45,160
Ryder System, Inc.	100	4,808
United Parcel Service, Inc., Class B	1,500	107,430

		195,726

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	300	17,391

Web Portals/ISP — 1.5%
Google, Inc., Class A†	400	240,144
Yahoo!, Inc.†	2,000	32,240

		272,384

Wireless Equipment — 1.1%
American Tower Corp., Class A†	600	30,516
Motorola Mobility Holdings, Inc.†	450	12,541
Motorola Solutions, Inc.†	514	19,928
QUALCOMM, Inc.	2,500	135,325

		198,310

Total Common Stock (cost $17,030,733)		17,812,665

EXCHANGE-TRADED FUNDS — 2.4%
iShares S&P 500 Index Fund (cost $428,080)	3,400	439,110

Total Long-Term Investment Securities (cost $17,458,813)		18,251,775

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.14% due 03/17/11 (cost $29,995)(2)	$30,000	29,995

REPURCHASE AGREEMENT — 1.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $348,000)	348,000	348,000

TOTAL INVESTMENTS (cost $17,836,808)(4)	100.4%	18,629,770
Liabilities in excess of other assets	(0.4)	(66,977)

NET ASSETS	100.0%	$18,562,793

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 8
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreement.
(4)	See Note 3 for cost of investments on a tax basis.

Open Futures Contracts

Number					Value as of	Unrealized
of			Expiration	Value at	January 31,	Appreciation/
Contracts	Type	Description	Month	Trade Date	2011	(Depreciation)

5	Long	S&P 500 E-Mini Futures Index	March 2011	$307,011	$320,600	$13,589

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Oil Companies — Intergrated	$1,184,951	$—	$—	$1,184,951
Other Industries*	16,627,714	—	—	16,627,714
Exchange Traded Funds	439,110	—	—	439,110
Short-Term Investment Securities:
U.S. Government Treasuries	—	29,995	—	29,995
Repurchase Agreement	—	348,000	—	348,000
Other Financial Instruments:@
Open Futures Contracts — Appreciation	13,589	—	—	13,589

Total	$18,265,364	$377,995	$—	$18,643,359

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	8.5%
Medical-Drugs	6.8
Telephone-Integrated	4.1
Diversified Manufacturing Operations	3.8
Banks-Super Regional	3.4
Real Estate Investment Trusts	3.3
Electric-Integrated	3.2
Medical Products	3.0
Pipelines	3.0
Banks-Commercial	2.8
Chemicals-Diversified	2.6
Insurance-Property/Casualty	2.6
Tobacco	2.5
Investment Management/Advisor Services	2.2
Retail-Restaurants	2.2
Distribution/Wholesale	2.2
Oil Companies-Exploration & Production	1.9
Transport-Marine	1.9
Time Deposits	1.8
Insurance-Multi-line	1.8
Multimedia	1.6
Finance-Credit Card	1.5
Electronic Components-Misc.	1.5
Food-Confectionery	1.4
Beverages-Non-alcoholic	1.4
Applications Software	1.4
Aerospace/Defense-Equipment	1.4
Banks-Fiduciary	1.3
Cosmetics & Toiletries	1.2
Cable/Satellite TV	1.1
Insurance-Life/Health	1.1
Retail-Apparel/Shoe	1.1
Theaters	1.1
Containers-Paper/Plastic	1.1
Industrial Gases	1.1
Medical-Outpatient/Home Medical	1.1
Tools-Hand Held	1.0
Food-Misc.	1.0
Computer Services	1.0
Gas-Distribution	0.9
Retail-Discount	0.8
Real Estate Management/Services	0.8
Retail-Major Department Stores	0.7
Advertising Agencies	0.7
Electronic Components-Semiconductors	0.7
Transport-Services	0.7
Machinery-Farming	0.7
Apparel Manufacturers	0.7
Non-Hazardous Waste Disposal	0.7
Consumer Products-Misc.	0.7
Electric Products-Misc.	0.7
Athletic Footwear	0.6
Insurance-Reinsurance	0.6
Retail-Building Products	0.6
Transport-Rail	0.6
Savings & Loans/Thrifts	0.6
Coatings/Paint	0.6
Retail-Jewelry	0.4
Water	0.3
Toys	0.2

100.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.5%
Advertising Agencies — 0.7%
Omnicom Group, Inc.	37,000	$1,660,560

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	37,900	3,081,270

Apparel Manufacturers — 0.7%
VF Corp.	18,800	1,555,136

Applications Software — 1.4%
Microsoft Corp.	114,800	3,182,830

Athletic Footwear — 0.6%
NIKE, Inc., Class B	17,800	1,468,144

Banks-Commercial — 2.8%
BB&T Corp.	65,500	1,810,420
City National Corp.	23,100	1,334,949
M&T Bank Corp.	37,200	3,216,684

		6,362,053

Banks-Fiduciary — 1.3%
Northern Trust Corp.	56,600	2,942,068

Banks-Super Regional — 3.4%
Wells Fargo & Co.	241,400	7,826,188

Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	34,300	2,155,755
Dr Pepper Snapple Group, Inc.	32,100	1,137,303

		3,293,058

Cable/Satellite TV — 1.1%
Time Warner Cable, Inc.	37,300	2,530,059

Chemicals-Diversified — 2.6%
E.I. du Pont de Nemours & Co.	64,100	3,248,588
PPG Industries, Inc.	30,400	2,562,112

		5,810,700

Coatings/Paint — 0.6%
Sherwin-Williams Co.	15,200	1,287,896

Computer Services — 1.0%
International Business Machines Corp.	13,500	2,187,000

Consumer Products-Misc. — 0.7%
Tupperware Brands Corp.	33,300	1,523,475

Containers-Paper/Plastic — 1.1%
Bemis Co., Inc.	76,000	2,473,800

Cosmetics & Toiletries — 1.2%
Procter & Gamble Co.	41,400	2,613,582

Distribution/Wholesale — 2.2%
Fastenal Co.	24,700	1,434,082
Genuine Parts Co.	36,800	1,904,400
WW Grainger, Inc.	11,800	1,551,346

		4,889,828

Diversified Manufacturing Operations — 3.8%
3M Co.	36,600	3,217,872
Cooper Industries PLC	13,800	845,388
Honeywell International, Inc.	46,600	2,610,066
Illinois Tool Works, Inc.	36,400	1,947,036

		8,620,362

Electric Products-Misc. — 0.7%
Emerson Electric Co.	25,500	1,501,440

Electric-Integrated — 3.2%
CMS Energy Corp.	109,800	2,141,100
Edison International	23,700	859,836
NextEra Energy, Inc.	13,300	711,018
Northeast Utilities	39,300	1,293,756
PG&E Corp.	18,800	870,064
Southern Co.	39,800	1,497,276

		7,373,050

Electronic Components-Misc. — 1.5%
Gentex Corp.	49,000	1,571,430
Tyco Electronics, Ltd.	47,900	1,735,417

		3,306,847

Electronic Components-Semiconductors — 0.7%
Intel Corp.	76,500	1,641,690

Finance-Credit Card — 1.5%
American Express Co.	79,200	3,435,696

Food-Confectionery — 1.4%
Hershey Co.	23,700	1,106,553
J.M. Smucker Co.	35,200	2,188,032

		3,294,585

Food-Misc. — 1.0%
General Mills, Inc.	64,600	2,246,788

Gas-Distribution — 0.9%
Sempra Energy	40,000	2,082,800

Industrial Gases — 1.1%
Air Products & Chemicals, Inc.	28,300	2,469,175

Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	41,000	2,521,910

Insurance-Multi-line — 1.8%
Cincinnati Financial Corp.	42,700	1,368,108
Old Republic International Corp.	92,900	1,136,167
XL Group PLC	71,400	1,636,488

		4,140,763

Insurance-Property/Casualty — 2.6%
Chubb Corp.	32,700	1,894,311
OneBeacon Insurance Group, Ltd.	66,300	911,625
Travelers Cos., Inc.	53,100	2,987,406

		5,793,342

Insurance-Reinsurance — 0.6%
Validus Holdings, Ltd.	47,600	1,447,040

Investment Management/Advisor Services — 2.2%
BlackRock, Inc.	8,700	1,722,774
T. Rowe Price Group, Inc.	49,500	3,263,040

		4,985,814

Machinery-Farming — 0.7%
Deere & Co.	17,900	1,627,110

Medical-Drugs — 6.8%
Abbott Laboratories	17,300	781,268
Merck & Co., Inc.	166,300	5,516,171
Novartis AG ADR	52,500	2,932,650
Pfizer, Inc.	341,600	6,223,952

		15,454,041

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical Products — 3.0%
Becton, Dickinson and Co.	21,800	$1,808,310
Covidien PLC	26,800	1,272,196
Johnson & Johnson	63,000	3,765,510

		6,846,016

Medical-Outpatient/Home Medical — 1.1%
Lincare Holdings, Inc.	89,900	2,431,795

Multimedia — 1.6%
McGraw-Hill Cos., Inc.	40,800	1,590,384
Time Warner, Inc.	66,900	2,104,005

		3,694,389

Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	50,300	1,551,252

Oil Companies-Exploration & Production — 1.9%
EQT Corp.	50,700	2,443,233
Occidental Petroleum Corp.	19,600	1,894,928

		4,338,161

Oil Companies-Integrated — 8.5%
Chevron Corp.	74,800	7,100,764
ConocoPhillips	93,100	6,652,926
Exxon Mobil Corp.	55,800	4,501,944
Marathon Oil Corp.	22,400	1,023,680

		19,279,314

Pipelines — 3.0%
Energy Transfer Equity LP	27,000	1,050,030
NuStar GP Holdings LLC	33,326	1,198,736
Oneok, Inc.	22,300	1,313,247
Spectra Energy Corp.	47,100	1,235,433
Williams Cos., Inc.	72,300	1,951,377

		6,748,823

Real Estate Investment Trusts — 3.3%
Acadia Realty Trust	35,500	656,040
Agree Realty Corp.	38,095	885,709
Alexandria Real Estate Equities, Inc.	13,800	1,063,152
National Health Investors, Inc.	24,400	1,115,812
Public Storage	13,000	1,416,740
Regency Centers Corp.	53,200	2,293,452

		7,430,905

Real Estate Management/Services — 0.8%
WP Carey & Co. LLC	53,500	1,725,375

Retail-Apparel/Shoe — 1.1%
Gap, Inc.	130,400	2,512,808

Retail-Building Products — 0.6%
Home Depot, Inc.	39,000	1,434,030

Retail-Discount — 0.8%
Wal-Mart Stores, Inc.	31,700	1,777,419

Retail-Jewelry — 0.4%
Tiffany & Co.	16,600	964,958

Retail-Major Department Stores — 0.7%
TJX Cos., Inc.	35,900	1,701,301

Retail-Restaurants — 2.2%
Darden Restaurants, Inc.	17,400	819,714
McDonald’s Corp.	31,600	2,327,972
Yum! Brands, Inc.	38,200	1,786,232

		4,933,918

Savings & Loans/Thrifts — 0.6%
BankUnited, Inc.†	12,500	350,000
Capitol Federal Financial, Inc.	22,200	270,618
People’s United Financial, Inc.	52,100	672,611

		1,293,229

Telephone-Integrated — 4.1%
AT&T, Inc.	86,400	2,377,728
CenturyLink, Inc.	58,600	2,533,864
Frontier Communications Corp.	24,800	227,416
Verizon Communications, Inc.	117,300	4,178,226

		9,317,234

Theaters — 1.1%
Cinemark Holdings, Inc.	79,700	1,350,915
Regal Entertainment Group, Class A	95,300	1,158,848

		2,509,763

Tobacco — 2.5%
Lorillard, Inc.	18,700	1,406,988
Philip Morris International, Inc.	74,900	4,287,276

		5,694,264

Tools-Hand Held — 1.0%
Snap-On, Inc.	40,400	2,287,852

Toys — 0.2%
Hasbro, Inc.	12,900	568,761

Transport-Marine — 1.9%
Seaspan Corp.	137,710	1,970,630
Teekay Corp.	66,100	2,238,146

		4,208,776

Transport-Rail — 0.6%
Norfolk Southern Corp.	23,400	1,431,846

Transport-Services — 0.7%
United Parcel Service, Inc., Class B	22,800	1,632,936

Water — 0.3%
American Water Works Co., Inc.	25,400	647,700

Total Long-Term Investment Securities (cost $209,784,002)		223,592,925

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Time Deposits — 1.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/11 (cost $4,147,000)	$4,147,000	4,147,000

TOTAL INVESTMENTS (cost $213,931,002)(1)	100.3%	227,739,925
Liabilities in excess of other assets	(0.3)	(740,919)

NET ASSETS	100.0%	$226,999,006

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$15,454,041	$—	$—	$15,454,041
Oil Companies — Intergrated	19,279,314	—	—	19,279,314
Other Industries*	188,859,570	—	—	188,859,570
Short-Term Investment Securities:
Time Deposit	—	4,147,000	—	4,147,000

Total	$223,592,925	$4,147,000	$—	$227,739,925

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.4%
Oil Companies-Exploration & Production	5.2
Computers	5.1
Oil Companies-Integrated	4.1
Tobacco	4.1
Banks-Commercial	4.0
Medical-Drugs	3.7
Applications Software	3.7
Banks-Super Regional	3.3
E-Commerce/Services	3.2
Electric-Generation	3.1
Auto-Cars/Light Trucks	3.0
Food-Misc.	2.9
Transport-Services	2.9
Diversified Manufacturing Operations	2.7
Web Portals/ISP	2.7
Wireless Equipment	2.6
Multimedia	2.4
Banks-Fiduciary	2.1
Pipelines	2.1
Cellular Telecom	2.1
Insurance-Life/Health	2.0
Retail-Restaurants	2.0
Medical-HMO	1.9
Medical-Biomedical/Gene	1.9
Hotels/Motels	1.8
Non-Hazardous Waste Disposal	1.7
Semiconductor Components-Integrated Circuits	1.7
Insurance-Property/Casualty	1.7
Industrial Gases	1.6
Vitamins & Nutrition Products	1.5
Repurchase Agreement	1.4
Medical-Generic Drugs	1.4
Retail-Auto Parts	1.4
Metal Processors & Fabrication	1.2
Pharmacy Services	1.2
Beverages-Non-alcoholic	1.0
Aerospace/Defense	0.9
Publishing-Newspapers	0.7
Retail-Major Department Stores	0.5
Engineering/R&D Services	0.5
Computers-Memory Devices	0.4
Instruments-Scientific	0.3
Transport-Rail	0.2
Medical Instruments	0.1

100.4%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.0%
Aerospace/Defense — 0.9%
Boeing Co.	13,500	$937,980

Applications Software — 3.7%
Check Point Software Technologies, Ltd.†	32,520	1,448,766
Microsoft Corp.	80,750	2,238,794

		3,687,560

Auto-Cars/Light Trucks — 3.0%
Ford Motor Co.†	185,960	2,966,062

Banks-Commercial — 4.0%
CIT Group, Inc.†	83,430	3,978,777

Banks-Fiduciary — 2.1%
State Street Corp.	44,870	2,096,326

Banks-Super Regional — 3.3%
Wells Fargo & Co.	102,360	3,318,511

Beverages-Non-alcoholic — 1.0%
Dr Pepper Snapple Group, Inc.	27,770	983,891

Cellular Telecom — 2.1%
America Movil SAB de CV, Series L ADR	36,290	2,068,167

Computers — 5.1%
Apple, Inc.†	13,640	4,628,325
Research In Motion, Ltd.†	8,350	493,568

		5,121,893

Computers-Memory Devices — 0.4%
Western Digital Corp.†	12,320	419,126

Diversified Banking Institutions — 6.4%
Bank of America Corp.	171,270	2,351,537
Citigroup, Inc.†	532,750	2,567,855
Goldman Sachs Group, Inc.	9,190	1,503,668

		6,423,060

Diversified Manufacturing Operations — 2.7%
Tyco International, Ltd.	60,790	2,725,216

E-Commerce/Services — 3.2%
eBay, Inc.†	104,160	3,162,298

Electric-Generation — 3.1%
AES Corp.†	251,710	3,121,204

Engineering/R&D Services — 0.5%
KBR, Inc.	16,170	519,057

Food-Misc. — 2.9%
General Mills, Inc.	52,550	1,827,689
Sara Lee Corp.	63,910	1,084,553

		2,912,242

Hotel/Motels — 1.8%
Hyatt Hotels Corp., Class A†	36,330	1,765,275

Industrial Gases — 1.6%
Praxair, Inc.	16,970	1,578,889

Instruments-Scientific — 0.3%
Waters Corp.†	3,270	249,795

Insurance-Life/Health — 2.0%
Aflac, Inc.	35,210	2,027,392

Insurance-Property/Casualty — 1.7%
Progressive Corp.	83,640	1,656,908

Medical Instruments — 0.1%
Intuitive Surgical, Inc.†	430	138,851

Medical-Biomedical/Gene — 1.9%
Celgene Corp.†	28,700	1,478,911
Human Genome Sciences, Inc.†	18,280	443,473

		1,922,384

Medical-Drugs — 3.7%
Abbott Laboratories	37,700	1,702,532
Merck & Co., Inc.	61,120	2,027,350

		3,729,882

Medical-Generic Drugs — 1.4%
Teva Pharmaceutical Industries, Ltd. ADR	25,500	1,393,575

Medical-HMO — 1.9%
WellPoint, Inc.†	31,250	1,941,250

Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	8,540	1,221,135

Multimedia — 2.4%
McGraw-Hill Cos., Inc.	60,430	2,355,561

Non-Hazardous Waste Disposal — 1.7%
Republic Services, Inc.	55,140	1,700,518

Oil Companies-Exploration & Production — 5.2%
Noble Energy, Inc.	13,910	1,267,201
Occidental Petroleum Corp.	40,550	3,920,374

		5,187,575

Oil Companies-Integrated — 4.1%
Chevron Corp.	43,410	4,120,911

Pharmacy Services — 1.2%
Express Scripts, Inc.†	20,370	1,147,442

Pipelines — 2.1%
Enterprise Productions Partners LP	28,490	1,241,024
Plains All American Pipeline LP	12,670	829,125

		2,070,149

Publishing-Newspapers — 0.7%
Washington Post Co., Class B	1,551	664,371

Retail-Auto Parts — 1.4%
AutoZone, Inc.†	5,340	1,353,850

Retail-Major Department Stores — 0.5%
TJX Cos., Inc.	11,200	530,768

Retail-Restaurants — 2.0%
McDonald’s Corp.	26,950	1,985,407

Semiconductor Components-Integrated Circuits — 1.7%
Marvell Technology Group, Ltd.†	88,160	1,675,922

Tobacco — 4.1%
Philip Morris International, Inc.	71,660	4,101,819

Transport-Rail — 0.2%
Norfolk Southern Corp.	3,990	244,148

Transport-Services — 2.9%
United Parcel Service, Inc., Class B	40,220	2,880,556

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Vitamins & Nutrition Products — 1.5%
Mead Johnson Nutrition Co.	26,630	$1,543,741

Web Portals/ISP — 2.7%
Google, Inc., Class A†	4,450	2,671,602

Wireless Equipment — 2.6%
QUALCOMM, Inc.	48,800	2,641,544

Total Long-Term Investment Securities (cost $82,289,200)		98,942,590

REPURCHASE AGREEMENT — 1.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/11, to be repurchased 02/01/11 in the amount of $1,408,000 and collateralized by $1,370,000 of United States Treasury Notes bearing interest at 3.13% due 04/30/17 and having an approximate value of $1,436,171. (cost $1,408,000)	$1,408,000	1,408,000

TOTAL INVESTMENTS (cost $83,697,200)(1)	100.4%	100,350,590
Liabilities in excess of other assets	(0.4)	(390,435)

NET ASSETS	100.0%	$99,960,155

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$5,121,893	$—	$—	$5,121,893
Diversified Banking Institutions	6,423,060	—	—	6,423,060
Oil Companies — Exploration & Production	5,187,575	—	—	5,187,575
Other Industries*	82,210,062	—	—	82,210,062
Repurchase Agreement	—	1,408,000	—	1,408,000

Total	$98,942,590	$1,408,000	$—	$100,350,590

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	14.3%
Medical-Drugs	6.1
Banks-Super Regional	4.4
Finance-Credit Card	4.1
Retail-Discount	4.1
Banks-Fiduciary	4.0
Medical Products	3.9
Retail-Drug Store	3.4
Insurance-Reinsurance	3.1
Insurance-Property/Casualty	2.9
Insurance-Multi-line	2.9
Agricultural Chemicals	2.1
Electronic Components-Semiconductors	2.1
Pharmacy Services	2.1
Containers-Paper/Plastic	2.0
Diversified Banking Institutions	2.0
Beverages-Non-alcoholic	1.9
Retail-Bedding	1.8
Cosmetics & Toiletries	1.5
Food-Misc.	1.4
Commercial Services	1.4
Forestry	1.4
Diversified Operations	1.4
Real Estate Operations & Development	1.3
Investment Management/Advisor Services	1.3
Data Processing/Management	1.2
Applications Software	1.2
Motorcycle/Motor Scooter	1.2
Retail-Automobile	1.2
Brewery	1.2
Commercial Paper	1.1
Tobacco	1.0
Electronic Measurement Instruments	1.0
Beverages-Wine/Spirits	1.0
Building Products-Cement	1.0
Web Portals/ISP	1.0
Computers	0.9
Commercial Services-Finance	0.9
Coal	0.8
Oil & Gas Drilling	0.7
Aerospace/Defense	0.7
Industrial Gases	0.7
Diversified Manufacturing Operations	0.7
Transport-Services	0.7
Metal-Diversified	0.6
Broadcast Services/Program	0.6
Diversified Minerals	0.5
Entertainment Software	0.5
Cellular Telecom	0.4
E-Commerce/Services	0.3
Transport-Marine	0.3
Quarrying	0.3
Multimedia	0.3
Oil-Field Services	0.2
Home Decoration Products	0.2
Food-Confectionery	0.2
Vitamins & Nutrition Products	0.1
Insurance Brokers	0.1
Finance-Investment Banker/Broker	0.1

99.8%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.7%
Aerospace/Defense — 0.7%
Lockheed Martin Corp.	127,710	$10,165,716

Agricultural Chemicals — 2.1%
Monsanto Co.	282,789	20,751,057
Potash Corp. of Saskatchewan, Inc.†	52,069	9,256,827

		30,007,884

Applications Software — 1.2%
Microsoft Corp.	624,060	17,302,064

Banks-Fiduciary — 4.0%
Bank of New York Mellon Corp.	1,794,440	56,040,361

Banks-Super Regional — 4.4%
Wells Fargo & Co.	1,933,649	62,688,901

Beverages-Non-alcoholic — 1.9%
Coca-Cola Co.	428,900	26,956,365

Beverages-Wine/Spirits — 1.0%
Diageo PLC ADR	184,950	14,204,160

Brewery — 1.2%
Heineken Holding NV(2)	368,112	16,373,671

Broadcast Services/Program — 0.6%
Grupo Televisa SA ADR†	277,650	6,680,259
Liberty Media Corp.-Starz, Series A†	20,906	1,393,803

		8,074,062

Building Products-Cement — 1.0%
Martin Marietta Materials, Inc.	168,150	14,040,525

Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	97,100	5,533,729

Coal — 0.8%
China Coal Energy Co., Ltd.(2)	7,350,600	10,848,411

Commercial Services — 1.4%
Iron Mountain, Inc.	811,652	19,796,192

Commercial Services-Finance — 0.9%
Moody’s Corp.	301,820	8,864,453
Visa, Inc., Class A	48,480	3,386,328

		12,250,781

Computers — 0.9%
Hewlett-Packard Co.	275,145	12,571,375

Containers-Paper/Plastic — 2.0%
Sealed Air Corp.	1,056,978	28,210,743

Cosmetics & Toiletries — 1.5%
Natura Cosmeticos SA	89,200	2,284,916
Procter & Gamble Co.	309,400	19,532,422

		21,817,338

Data Processing/Management — 1.2%
Dun & Bradstreet Corp.	204,600	17,380,770

Diversified Banking Institutions — 2.0%
Bank of America Corp.	111,822	1,535,316
Goldman Sachs Group, Inc.	45,700	7,477,434
JPMorgan Chase & Co.	48,376	2,174,017
Julius Baer Group, Ltd.(2)	370,800	16,778,996

		27,965,763

Diversified Manufacturing Operations — 0.7%
Tyco International, Ltd.	219,976	9,861,524

Diversified Minerals — 0.5%
BHP Billiton PLC(2)	200,800	7,697,496

Diversified Operations — 1.4%
China Merchants Holdings International Co., Ltd.(2)	4,447,056	19,252,265

E-Commerce/Services — 0.3%
Liberty Media Corp. — Interactive, Class A†	261,400	4,140,576

Electronic Components-Semiconductors — 2.1%
Texas Instruments, Inc.	876,080	29,707,873

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.†	341,370	14,279,507

Entertainment Software — 0.5%
Activision Blizzard, Inc.	597,100	6,741,259

Finance-Credit Card — 4.1%
American Express Co.	1,343,930	58,299,683

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	46,700	842,935

Food-Confectionery — 0.2%
Hershey Co.	59,600	2,782,724

Food-Misc. — 1.4%
Kraft Foods, Inc., Class A	236,000	7,214,520
Nestle SA(2)	137,100	7,411,033
Unilever NV	190,500	5,644,515

		20,270,068

Forestry — 1.4%
Sino-Forest Corp.†	872,190	18,970,688
Sino-Forest Corp.†*	25,000	543,766

		19,514,454

Home Decoration Products — 0.2%
Hunter Douglas NV(2)	58,220	3,096,720

Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	52,870	4,612,908
Praxair, Inc.	56,800	5,284,672

		9,897,580

Insurance Brokers — 0.1%
AON Corp.	30,460	1,393,240

Insurance-Multi-line — 2.9%
Loews Corp.	1,011,050	40,492,552

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Property/Casualty — 2.9%
Fairfax Financial Holdings, Ltd. (OTC U.S.)	14,300	$5,460,491
Fairfax Financial Holdings, Ltd. (Toronto)	6,820	2,601,727
Markel Corp.†	3,800	1,529,500
Progressive Corp.	1,596,900	31,634,589

		41,226,307

Insurance-Reinsurance — 3.1%
Berkshire Hathaway, Inc., Class A†	230	28,157,750
Everest Re Group, Ltd.	26,175	2,206,029
Transatlantic Holdings, Inc.	260,289	13,391,869

		43,755,648

Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	237,800	14,660,370
GAM Holding AG†(2)	196,727	3,521,674

		18,182,044

Marine Services — 0.0%
PortX Operacoes Portuarias SA†	314,500	641,471

Medical Products — 3.9%
Baxter International, Inc.	232,500	11,273,925
Becton, Dickinson and Co.	150,450	12,479,828
Johnson & Johnson	522,460	31,227,434

		54,981,187

Medical-Drugs — 6.1%
Merck & Co., Inc.	1,192,301	39,548,624
Pfizer, Inc.	1,444,300	26,315,146
Roche Holding AG(2)	135,000	20,527,946

		86,391,716

Metal-Diversified — 0.6%
Rio Tinto PLC(2)	129,360	8,931,325

Motorcycle/Motor Scooter — 1.2%
Harley-Davidson, Inc.	416,800	16,526,120

Multimedia — 0.3%
News Corp., Class A	253,276	3,804,206

Oil & Gas Drilling — 0.7%
Transocean, Ltd.†	128,648	10,282,835

Oil Companies-Exploration & Production — 14.3%
Canadian Natural Resources, Ltd.	942,100	41,942,292
Devon Energy Corp.	563,022	49,934,421
EOG Resources, Inc.	461,200	49,067,068
Occidental Petroleum Corp.	539,100	52,120,188
OGX Petroleo e Gas Participacoes SA†	840,000	8,672,366

		201,736,335

Oil-Field Services — 0.2%
Schlumberger, Ltd.	37,200	3,310,428

Pharmacy Services — 2.1%
Express Scripts, Inc.†	515,700	29,049,381

Quarrying — 0.3%
Vulcan Materials Co.	92,300	3,928,288

Real Estate Operations & Development — 1.3%
Brookfield Asset Management, Inc., Class A	184,676	6,025,978
Hang Lung Group, Ltd.(2)	1,949,000	12,253,292

		18,279,270

Retail-Automobile — 1.2%
CarMax, Inc.†	503,960	16,454,294

Retail-Bedding — 1.8%
Bed Bath & Beyond, Inc.†	520,720	24,994,560

Retail-Discount — 4.1%
Costco Wholesale Corp.	810,292	58,211,377

Retail-Drug Store — 3.4%
CVS Caremark Corp.	1,389,926	47,535,469

Tobacco — 1.0%
Philip Morris International, Inc.	259,705	14,865,514

Transport-Marine — 0.3%
China Shipping Development Co., Ltd.(3)	3,374,000	4,075,824

Transport-Services — 0.7%
Kuehne & Nagel International AG(2)	75,200	9,730,929

Transport-Truck — 0.0%
LLX Logistica SA†	274,700	659,168

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	27,410	1,588,958

Web Portals/ISP — 1.0%
Google, Inc., Class A†	23,288	13,981,184

Total Long-Term Investment Securities (cost $943,294,316)		1,393,623,105

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Commercial Paper — 1.1%
Societe Generale North America 0.17% due 02/01/11 (cost $15,899,000)	$15,899,000	15,899,000

TOTAL INVESTMENTS (cost $959,193,316)(1)	99.8%	1,409,522,105
Other assets less liabilities	0.2	2,346,340

NET ASSETS	100.0%	$1,411,868,445

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2011, the aggregate value of these securities was $543,766 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at January 31, 2011. The aggregate value of these securities was $136,423,758 representing 9.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 2.
ADR — American Depository Receipt
OTC — Over the Counter

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$65,863,770	$20,527,946	#	$—	$86,391,716
Oil Companies-Exploration & Production	201,736,335	—		—	201,736,335
Other Industries*	985,523,418	115,895,812	#	4,075,824	1,105,495,054
Short-Term Investment Securities:
Commercial Paper	—	15,899,000		—	15,899,000

Total	$1,253,123,523	$152,322,758		$4,075,824	$1,409,522,105

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $136,423,758 representing 9.7% of net assets. (See Note 2.)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock

Balance as of 1/31/2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3(1)	4,075,824

Balance as of 1/31/2011	$4,075,824

(1)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Food-Misc.	9.7%
Cosmetics & Toiletries	9.5
Medical-Drugs	9.5
Diversified Manufacturing Operations	6.9
Consumer Products-Misc.	6.8
Commercial Services-Finance	6.7
Retail-Restaurants	6.5
Beverages-Non-alcoholic	6.4
Telephone-Integrated	6.3
Medical Products	6.3
Retail-Building Products	3.4
Oil Companies-Integrated	3.4
Chemicals-Diversified	3.3
Food-Wholesale/Distribution	3.3
Distribution/Wholesale	3.3
Tobacco	3.2
Apparel Manufacturers	3.2
Repurchase Agreements	2.0

99.7%

*	Calculated as a percentage of net assets

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.7%
Apparel Manufacturers — 3.2%
VF Corp.	22,929	$1,896,687

Beverages-Non-alcoholic — 6.4%
Coca-Cola Co.	30,382	1,909,509
PepsiCo, Inc.	30,173	1,940,425

		3,849,934

Chemicals-Diversified — 3.3%
E.I. du Pont de Nemours & Co.	39,372	1,995,373

Commercial Services-Finance — 6.7%
Automatic Data Processing, Inc.	42,003	2,011,944
Paychex, Inc.	63,198	2,022,336

		4,034,280

Consumer Products-Misc. — 6.8%
Clorox Co.	32,196	2,024,807
Kimberly-Clark Corp.	31,514	2,039,901

		4,064,708

Cosmetics & Toiletries — 9.5%
Avon Products, Inc.	66,667	1,887,343
Colgate-Palmolive Co.	24,846	1,907,427
Procter & Gamble Co.	30,629	1,933,609

		5,728,379

Distribution/Wholesale — 3.3%
Genuine Parts Co.	38,016	1,967,328

Diversified Manufacturing Operations — 6.9%
General Electric Co.	107,785	2,170,790
Illinois Tool Works, Inc.	36,492	1,951,957

		4,122,747

Food-Misc. — 9.7%
General Mills, Inc.	55,728	1,938,220
Kellogg Co.	38,938	1,958,581
Kraft Foods, Inc., Class A	62,778	1,919,124

		5,815,925

Food-Wholesale/Distribution — 3.3%
Sysco Corp.	67,577	1,969,194

Medical Products — 6.3%
Baxter International, Inc.	38,907	1,886,601
Johnson & Johnson	31,429	1,878,511

		3,765,112

Medical-Drugs — 9.5%
Abbott Laboratories	41,294	1,864,837
Merck & Co., Inc.	54,232	1,798,875
Pfizer, Inc.	111,613	2,033,589

		5,697,301

Oil Companies-Integrated — 3.4%
Chevron Corp.	21,452	2,036,438

Retail-Building Products — 3.4%
Home Depot, Inc.	55,964	2,057,796

Retail-Restaurants — 6.5%
Darden Restaurants, Inc.	42,407	1,997,794
McDonald’s Corp.	25,718	1,894,645

		3,892,439

Telephone-Integrated — 6.3%
AT&T, Inc.	66,602	1,832,887
Verizon Communications, Inc.	54,412	1,938,155

		3,771,042

Tobacco — 3.2%
Altria Group, Inc.	80,949	1,903,111

Total Long-Term Investment Securities (cost $54,335,555)		58,567,794

REPURCHASE AGREEMENT — 2.0%
State Street Bank & Trust Co., Joint Repurchase Agreement(1) (cost $1,181,000)	$1,181,000	1,181,000

TOTAL INVESTMENTS (cost $55,516,555)(2)	99.7%	59,748,794
Other assets less liabilities	0.3	188,470

NET ASSETS	100.0%	$59,937,264

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Beverages-Non-alcoholic	$3,849,934	$—	$—	$3,849,934
Commercial Services-Finance	4,034,280	—	—	4,034,280
Consumer Products-Misc.	4,064,708	—	—	4,064,708
Cosmetics & Toiletries	5,728,379	—	—	5,728,379
Diversified Manufacturing Operations	4,122,747	—	—	4,122,747
Food-Misc.	5,815,925	—	—	5,815,925
Medical Products	3,765,112	—	—	3,765,112
Medical-Drugs	5,697,301	—	—	5,697,301
Retail-Restaurants	3,892,439	—	—	3,892,439
Telephone-Integrated	3,771,042	—	—	3,771,042
Other Industries*	13,825,927	—	—	13,825,927
Repurchase Agreement	—	1,181,000	—	1,181,000

Total	$58,567,794	$1,181,000	$—	$59,748,794

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.5%
Computers	7.4
Oil Companies-Exploration & Production	6.0
Diversified Manufacturing Operations	5.7
Oil-Field Services	4.9
Web Portals/ISP	4.3
Electronic Components-Semiconductors	3.9
Multimedia	3.1
Networking Products	2.9
Applications Software	2.8
Medical-Biomedical/Gene	2.8
Enterprise Software/Service	2.7
Transport-Services	2.7
Chemicals-Diversified	2.5
Agricultural Chemicals	2.2
Computers-Memory Devices	2.1
Optical Supplies	1.9
Computer Services	1.8
Auto/Truck Parts & Equipment-Original	1.8
Machinery-Farming	1.6
Investment Management/Advisor Services	1.6
Retail-Restaurants	1.5
E-Commerce/Products	1.5
Medical-Generic Drugs	1.5
Retail-Apparel/Shoe	1.4
Retail-Regional Department Stores	1.4
Retail-Building Products	1.3
Oil Field Machinery & Equipment	1.3
Aerospace/Defense-Equipment	1.2
Pharmacy Services	1.2
Insurance Brokers	1.1
Finance-Other Services	1.1
Cruise Lines	1.1
Machinery-Pumps	1.1
Medical-Drugs	1.1
Semiconductor Components-Integrated Circuits	1.1
E-Commerce/Services	1.0
Oil Companies-Integrated	1.0
Auto-Cars/Light Trucks	0.9
Tools-Hand Held	0.9
Industrial Automated/Robotic	0.9
Retail-Discount	0.8
Wireless Equipment	0.6
Electric Products-Misc.	0.5
Computers-Integrated Systems	0.2
Publishing-Periodicals	0.2
Time Deposit	0.1

100.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 100.1%
Aerospace/Defense-Equipment — 1.2%
Goodrich Corp.	57,100	$5,174,402

Agricultural Chemicals — 2.2%
Monsanto Co.	83,900	6,156,582
Potash Corp. of Saskatchewan, Inc.	21,800	3,875,604

		10,032,186

Applications Software — 2.8%
Citrix Systems, Inc.†	113,900	7,196,202
Intuit, Inc.†	116,600	5,472,038

		12,668,240

Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.†	263,900	4,209,205

Auto/Truck Parts & Equipment-Original — 1.8%
Johnson Controls, Inc.	207,700	7,973,603

Chemicals-Diversified — 2.5%
Dow Chemical Co.	312,100	11,073,308

Computer Services — 1.8%
Accenture PLC, Class A	160,238	8,247,450

Computers — 7.4%
Apple, Inc.†	97,340	33,029,409

Computers-Integrated Systems — 0.2%
Riverbed Technology, Inc.†	27,500	986,425

Computers-Memory Devices — 2.1%
EMC Corp.†	384,957	9,581,580

Cruise Lines — 1.1%
Carnival Corp.	110,000	4,918,100

Diversified Banking Institutions — 9.5%
Goldman Sachs Group, Inc.	120,570	19,727,663
JPMorgan Chase & Co.	509,600	22,901,424

		42,629,087

Diversified Manufacturing Operations — 5.7%
Cooper Industries PLC	123,800	7,583,988
Danaher Corp.	199,500	9,188,970
Honeywell International, Inc.	153,000	8,569,530

		25,342,488

E-Commerce/Products — 1.5%
Amazon.com, Inc.†	39,600	6,717,744

E-Commerce/Services — 1.0%
NetFlix, Inc.†	21,600	4,624,128

Electric Products-Misc. — 0.5%
Emerson Electric Co.	38,900	2,290,432

Electronic Components-Semiconductors — 3.9%
Broadcom Corp., Class A	145,100	6,542,559
Intel Corp.	207,727	4,457,822
NVIDIA Corp.†	57,900	1,384,968
Rovi Corp.†	80,000	4,940,800

		17,326,149

Enterprise Software/Service — 2.7%
Oracle Corp.	370,600	11,870,318

Finance-Other Services — 1.1%
CME Group, Inc.	16,520	5,097,411

Industrial Automated/Robotic — 0.9%
Rockwell Automation, Inc.	47,500	3,847,975

Insurance Brokers — 1.1%
AON Corp.	112,400	5,141,176

Investment Management/Advisor Services — 1.6%
Blackstone Group LP	459,500	7,227,935

Machinery-Farming — 1.6%
Deere & Co.	79,600	7,235,640

Machinery-Pumps — 1.1%
Flowserve Corp.	38,925	4,865,236

Medical-Biomedical/Gene — 2.8%
Celgene Corp.†	77,712	4,004,499
Gilead Sciences, Inc.†	165,600	6,355,728
Vertex Pharmaceuticals, Inc.†	50,700	1,971,723

		12,331,950

Medical-Drugs — 1.1%
Allergan, Inc.	68,800	4,857,968

Medical-Generic Drugs — 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	122,600	6,700,090

Multimedia — 3.1%
News Corp., Class A	462,000	6,939,240
Walt Disney Co.	173,800	6,755,606

		13,694,846

Networking Products — 2.9%
Cisco Systems, Inc.†	512,615	10,841,807
Juniper Networks, Inc.†	60,600	2,249,472

		13,091,279

Oil Companies-Exploration & Production — 6.0%
EOG Resources, Inc.	80,175	8,529,818
Noble Energy, Inc.	90,200	8,217,220
Occidental Petroleum Corp.	41,500	4,012,220
Southwestern Energy Co.†	156,000	6,162,000

		26,921,258

Oil Companies-Integrated — 1.0%
Suncor Energy, Inc.	104,400	4,333,644

Oil Field Machinery & Equipment — 1.3%
Cameron International Corp.†	111,550	5,945,615

Oil-Field Services — 4.9%
Schlumberger, Ltd.	244,500	21,758,055

Optical Supplies — 1.9%
Alcon, Inc.	53,239	8,670,504

Pharmacy Services — 1.2%
Express Scripts, Inc.†	91,800	5,171,094

Publishing-Periodicals — 0.2%
Nielsen Holdings NV†	32,945	858,876

Retail-Apparel/Shoe — 1.4%
Limited Brands, Inc.	222,300	6,500,052

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Retail-Building Products — 1.3%
Lowe’s Cos., Inc.	240,100	$5,954,480

Retail-Discount — 0.8%
Costco Wholesale Corp.	50,000	3,592,000

Retail-Regional Department Stores — 1.4%
Kohl’s Corp.†	120,635	6,125,845

Retail-Restaurants — 1.5%
Starbucks Corp.	214,500	6,763,185

Semiconductor Components-Integrated Circuits — 1.1%
Marvell Technology Group, Ltd.†	248,400	4,722,084

Tools-Hand Held — 0.9%
Stanley Black & Decker, Inc.	53,200	3,866,576

Transport-Services — 2.7%
United Parcel Service, Inc., Class B	165,700	11,867,434

Web Portals/ISP — 4.3%
Google, Inc., Class A†	32,275	19,376,619

Wireless Equipment — 0.6%
QUALCOMM, Inc.	51,100	2,766,043

Total Long-Term Investment Securities (cost $369,432,236)		447,979,124

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Time Deposit — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/11 (cost $297,000)	$297,000	297,000

TOTAL INVESTMENTS (cost $369,729,236)(1)	100.2%	448,276,124
Liabilities in excess of other assets	(0.2)	(1,060,748)

NET ASSETS	100.0%	$447,215,376

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$33,029,409	$—	$—	$33,029,409
Diversified Banking Institutions	42,629,087	—	—	42,629,087
Diversified Manufacturing Operations	25,342,488	—	—	25,342,488
Oil Companies-Exploration & Production	26,921,258	—	—	26,921,258
Other Industries*	320,056,882	—	—	320,056,882
Short-Term Investment Securities:
Time Deposit	—	297,000	—	297,000

Total	$447,979,124	$297,000	$—	$448,276,124

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Medical-Drugs	5.4%
Computers	5.3
Wireless Equipment	4.1
Networking Products	4.1
Food-Misc.	3.6
Web Portals/ISP	3.6
Oil Companies-Exploration & Production	3.4
Oil-Field Services	3.4
Oil Companies-Integrated	3.3
Machinery-Construction & Mining	3.2
Diversified Manufacturing Operations	3.0
Aerospace/Defense-Equipment	2.8
Enterprise Software/Service	2.7
Computer Services	2.5
Banks-Super Regional	2.3
Apparel Manufacturers	2.3
Pharmacy Services	2.3
Multimedia	2.3
Medical Products	2.1
Finance-Other Services	1.9
Electric Products-Misc.	1.8
Electronic Components-Semiconductors	1.7
Instruments-Scientific	1.6
Retail-Restaurants	1.5
Industrial Gases	1.4
Telecom Equipment-Fiber Optics	1.4
Retail-Discount	1.4
Athletic Footwear	1.4
Transport-Rail	1.3
E-Commerce/Services	1.3
Cosmetics & Toiletries	1.3
Transport-Services	1.2
E-Commerce/Products	1.2
Engineering/R&D Services	1.2
Internet Infrastructure Software	1.2
Cellular Telecom	1.1
Software Tools	1.1
Diversified Banking Institutions	1.1
Medical-Biomedical/Gene	1.1
Retail-Major Department Stores	1.1
Retail-Bedding	1.0
Commercial Services-Finance	1.0
Chemicals-Specialty	1.0
Retail-Auto Parts	0.9
Applications Software	0.9
Auto/Truck Parts & Equipment-Original	0.9
Beverages-Non-alcoholic	0.8
Gold Mining	0.8
Instruments-Controls	0.7
Metal-Copper	0.6
Finance-Investment Banker/Broker	0.5
Repurchase Agreement	0.4
Beverages-Wine/Spirits	0.4
Machinery-Farming	0.3

100.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.8%
Aerospace/Defense-Equipment — 2.8%
Goodrich Corp.	12,440	$1,127,313
United Technologies Corp.	9,680	786,984

		1,914,297

Apparel Manufacturers — 2.3%
Coach, Inc.	16,600	897,894
Polo Ralph Lauren Corp.	6,660	713,819

		1,611,713

Applications Software — 0.9%
Intuit, Inc.†	13,470	632,147

Athletic Footwear — 1.4%
NIKE, Inc., Class B	11,810	974,089

Auto/Truck Parts & Equipment-Original — 0.9%
Johnson Controls, Inc.	15,460	593,509

Banks-Super Regional — 2.3%
US Bancorp	23,710	640,170
Wells Fargo & Co.	30,340	983,623

		1,623,793

Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	5,010	314,878
PepsiCo, Inc.	3,870	248,880

		563,758

Beverages-Wine/Spirits — 0.4%
Brown-Forman Corp., Class B	4,060	269,381

Cellular Telecom — 1.1%
NII Holdings, Inc.†	18,370	771,173

Chemicals-Specialty — 1.0%
Ecolab, Inc.	13,780	684,728

Commercial Services-Finance — 1.0%
Visa, Inc., Class A	10,350	722,948

Computer Services — 2.5%
Cognizant Technology Solutions Corp., Class A†	12,350	900,932
International Business Machines Corp.	5,070	821,340

		1,722,272

Computers — 5.3%
Apple, Inc.†	10,880	3,691,802

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	11,400	875,178

Diversified Banking Institutions — 1.1%
JPMorgan Chase & Co.	16,950	761,733

Diversified Manufacturing Operations — 3.0%
Danaher Corp.	18,940	872,376
Parker Hannifin Corp.	13,470	1,204,353

		2,076,729

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	5,005	849,048

E-Commerce/Services — 1.3%
eBay, Inc.†	29,620	899,263

Electric Products-Misc. — 1.8%
Emerson Electric Co.	20,850	1,227,648

Electronic Components-Semiconductors — 1.7%
Broadcom Corp., Class A	26,190	1,180,907

Engineering/R&D Services — 1.2%
ABB, Ltd.†(1)	34,495	813,774

Enterprise Software/Service — 2.7%
Oracle Corp.	58,330	1,868,310

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	18,780	338,979

Finance-Other Services — 1.9%
BM&F Bovespa SA	74,280	519,129
CME Group, Inc.	1,410	435,070
IntercontinentalExchange, Inc.†	2,780	334,962

		1,289,161

Food-Misc. — 3.6%
Danone(1)	4,010	241,373
General Mills, Inc.	21,159	735,910
Nestle SA(1)	16,996	918,730
Unilever NV(1)	21,198	626,849

		2,522,862

Gold Mining — 0.8%
Barrick Gold Corp.	11,170	530,687

Industrial Gases — 1.4%
Praxair, Inc.	10,820	1,006,693

Instruments-Controls — 0.7%
Mettler-Toledo International, Inc.†	3,260	486,359

Instruments-Scientific — 1.6%
Thermo Fisher Scientific, Inc.†	19,960	1,143,109

Internet Infrastructure Software — 1.2%
Akamai Technologies, Inc.†	16,550	799,696

Machinery-Construction & Mining — 3.2%
Caterpillar, Inc.	12,130	1,176,731
Joy Global, Inc.	12,160	1,060,109

		2,236,840

Machinery-Farming — 0.3%
Deere & Co.	2,350	213,615

Medical Products — 2.1%
Baxter International, Inc.	15,590	755,959
Stryker Corp.	12,580	724,105

		1,480,064

Medical-Biomedical/Gene — 1.1%
Celgene Corp.†	14,710	758,006

Medical-Drugs — 5.4%
Allergan, Inc.	16,590	1,171,420
Bristol-Myers Squibb Co.	31,220	786,120
Novo Nordisk A/S, Class B(1)	9,531	1,076,462
Roche Holding AG(1)	4,743	721,215

		3,755,217

Metal-Copper — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	3,690	401,288

Multimedia — 2.3%
McGraw-Hill Cos., Inc.	14,280	556,634
Walt Disney Co.	26,120	1,015,285

		1,571,919

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Networking Products — 4.1%
Cisco Systems, Inc.†	68,290	$1,444,333
Juniper Networks, Inc.†	37,200	1,380,864

		2,825,197

Oil Companies-Exploration & Production — 3.4%
EOG Resources, Inc.	7,470	794,733
Occidental Petroleum Corp.	16,260	1,572,017

		2,366,750

Oil Companies-Integrated — 3.3%
Chevron Corp.	10,130	961,641
ConocoPhillips	18,310	1,308,432

		2,270,073

Oil-Field Services — 3.4%
Halliburton Co.	23,150	1,041,750
Schlumberger, Ltd.	14,660	1,304,593

		2,346,343

Pharmacy Services — 2.3%
Express Scripts, Inc.†	13,840	779,607
Medco Health Solutions, Inc.†	13,370	815,838

		1,595,445

Retail-Auto Parts — 0.9%
O’Reilly Automotive, Inc.†	11,190	635,928

Retail-Bedding — 1.0%
Bed Bath & Beyond, Inc.†	15,110	725,280

Retail-Discount — 1.4%
Costco Wholesale Corp.	13,700	984,208

Retail-Major Department Stores — 1.1%
TJX Cos., Inc.	15,700	744,023

Retail-Restaurants — 1.5%
McDonald’s Corp.	14,270	1,051,271

Software Tools — 1.1%
VMware, Inc., Class A†	8,970	767,114

Telecom Equipment-Fiber Optics — 1.4%
Corning, Inc.	45,030	1,000,116

Transport-Rail — 1.3%
Union Pacific Corp.	9,820	929,267

Transport-Services — 1.2%
United Parcel Service, Inc., Class B	12,010	860,156

Web Portals/ISP — 3.6%
Google, Inc., Class A†	4,195	2,518,510

Wireless Equipment — 4.1%
QUALCOMM, Inc.	52,620	2,848,321

Total Long-Term Investment Securities (cost $54,964,237)		69,330,697

REPURCHASE AGREEMENT — 0.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 01/31/11, to be repurchased 02/01/11 in the amount of $288,000 and collateralized by $285,000 of United States Treasury Notes, bearing interest at 3.13% due 04/30/17 and having an approximate value of $298,766. (cost $288,000)	$288,000	288,000

TOTAL INVESTMENTS (cost $55,252,237)(2)	100.2%	69,618,697
Liabilities in excess of other assets	(0.2)	(125,811)

NET ASSETS	100.0%	$69,492,886

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2011. The aggregate value of these securities was $4,398,403 representing 6.3% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$3,691,802	$—		$—	$3,691,802
Medical-Drugs	1,957,540	1,797,677	#	—	3,755,217
Other Industries*	59,282,952	2,600,726	#	—	61,883,678
Repurchase Agreement	—	288,000		—	288,000

Total	$64,932,294	$4,686,403		$—	$69,618,697

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $4,398,403 representing 6.3% of net assets. (See Note 2.)

See Notes to Financial Statements

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.4%
Oil Companies-Integrated	4.4
Oil Companies-Exploration & Production	4.0
Medical Products	3.8
Diversified Manufacturing Operations	3.6
Computers	3.3
Cosmetics & Toiletries	3.2
Enterprise Software/Service	2.8
Medical Instruments	2.8
Multimedia	2.8
Banks-Super Regional	2.6
Banks-Fiduciary	2.6
Industrial Gases	2.6
Oil-Field Services	2.5
Computer Services	2.3
Networking Products	2.2
Electric-Integrated	2.1
Aerospace/Defense-Equipment	2.1
Computers-Memory Devices	2.1
Investment Management/Advisor Services	1.9
Commercial Services-Finance	1.9
Commercial Paper	1.8
Retail-Discount	1.7
Web Portals/ISP	1.7
Medical-Drugs	1.7
Electronic Components-Semiconductors	1.6
Tobacco	1.6
Food-Misc.	1.4
Brewery	1.2
Beverages-Non-alcoholic	1.2
Oil Field Machinery & Equipment	1.1
Athletic Footwear	1.1
Soap & Cleaning Preparation	1.1
Retail-Regional Department Stores	1.1
Coatings/Paint	1.1
Finance-Credit Card	1.1
Insurance-Life/Health	1.0
Retail-Office Supplies	1.0
Transport-Rail	1.0
Engineering/R&D Services	1.0
Wireless Equipment	1.0
Medical-Generic Drugs	0.9
Medical-Biomedical/Gene	0.9
Telephone-Integrated	0.9
Beverages-Wine/Spirits	0.9
Insurance Brokers	0.9
Instruments-Scientific	0.8
Agricultural Chemicals	0.8
Auto-Cars/Light Trucks	0.8
Finance-Investment Banker/Broker	0.8
Internet Security	0.6
Applications Software	0.6
Building & Construction Products-Misc.	0.5
Oil & Gas Drilling	0.5
Banks-Commercial	0.5
Retail-Major Department Stores	0.4
Cruise Lines	0.4
Insurance-Property/Casualty	0.4
Transport-Services	0.4
Casino Services	0.4
Hotels/Motels	0.3
Gambling (Non-Hotel)	0.2

100.4%

*	Calculated as a percentage of net assets

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.6%
Aerospace/Defense-Equipment — 2.1%
United Technologies Corp.	72,210	$5,870,673

Agricultural Chemicals — 0.8%
Monsanto Co.	30,530	2,240,291

Applications Software — 0.6%
Check Point Software Technologies, Ltd.†	36,600	1,630,530

Athletic Footwear — 1.1%
NIKE, Inc., Class B	38,000	3,134,240

Auto-Cars/Light Trucks — 0.8%
Bayerische Motoren Werke AG(1)	27,662	2,122,649

Banks-Commercial — 0.5%
Zions Bancorporation	55,650	1,312,227

Banks-Fiduciary — 2.6%
Bank of New York Mellon Corp.	131,344	4,101,873
State Street Corp.	68,600	3,204,992

		7,306,865

Banks-Super Regional — 2.6%
SunTrust Banks, Inc.	51,100	1,554,973
Wells Fargo & Co.	178,940	5,801,235

		7,356,208

Beverages-Non-alcoholic — 1.2%
PepsiCo, Inc.	51,672	3,323,026

Beverages-Wine/Spirits — 0.9%
Diageo PLC(1)	126,874	2,438,593

Brewery — 1.2%
Heineken NV(1)	67,780	3,411,297

Building & Construction Products-Misc. — 0.5%
Owens Corning†	45,320	1,516,860

Casino Services — 0.4%
International Game Technology	60,250	1,034,493

Coatings/Paint — 1.1%
Sherwin-Williams Co.	35,070	2,971,481

Commercial Services-Finance — 1.9%
Mastercard, Inc., Class A	13,130	3,105,376
Visa, Inc., Class A	30,770	2,149,285

		5,254,661

Computer Services — 2.3%
Accenture PLC, Class A	75,930	3,908,117
International Business Machines Corp.	15,040	2,436,480

		6,344,597

Computers — 3.3%
Apple, Inc.†	23,300	7,906,156
Hewlett-Packard Co.	30,050	1,372,984

		9,279,140

Computers-Memory Devices — 2.1%
EMC Corp.†	234,780	5,843,674

Cosmetics & Toiletries — 3.2%
Colgate-Palmolive Co.	35,640	2,736,083
Procter & Gamble Co.	100,090	6,318,681

		9,054,764

Cruise Lines — 0.4%
Carnival Corp.	25,200	1,126,692

Diversified Banking Institutions — 6.4%
Bank of America Corp.	408,140	5,603,762
Goldman Sachs Group, Inc.	27,070	4,429,194
JPMorgan Chase & Co.	173,480	7,796,191

		17,829,147

Diversified Manufacturing Operations — 3.6%
3M Co.	45,690	4,017,065
Danaher Corp.	131,840	6,072,550

		10,089,615

Electric-Integrated — 2.1%
Alliant Energy Corp.	47,590	1,768,444
American Electric Power Co., Inc.	51,650	1,842,872
Wisconsin Energy Corp.	38,550	2,324,180

		5,935,496

Electronic Components-Semiconductors — 1.6%
Microchip Technology, Inc.	93,030	3,392,804
Samsung Electronics Co., Ltd. GDR†*	419	183,061
Samsung Electronics Co., Ltd. GDR(1)	2,266	990,558

		4,566,423

Engineering/R&D Services — 1.0%
Fluor Corp.	39,790	2,753,070

Enterprise Software/Service — 2.8%
Oracle Corp.	244,580	7,833,897

Finance-Credit Card — 1.1%
American Express Co.	68,110	2,954,612

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	117,180	2,115,099

Food-Misc. — 1.4%
General Mills, Inc.	65,050	2,262,439
Nestle SA(1)	31,245	1,688,970

		3,951,409

Gambling (Non-Hotel) — 0.2%
Ladbrokes PLC(1)	281,041	588,206

Hotel/Motels — 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	14,830	874,525

Industrial Gases — 2.6%
Linde AG(1)	27,271	3,975,626
Praxair, Inc.	34,340	3,194,994

		7,170,620

Instruments-Scientific — 0.8%
Thermo Fisher Scientific, Inc.†	39,190	2,244,411

Insurance Brokers — 0.9%
AON Corp.	52,900	2,419,646

Insurance-Life/Health — 1.0%
Aflac, Inc.	50,810	2,925,640

Insurance-Property/Casualty — 0.4%
Travelers Cos., Inc.	19,150	1,077,379

Internet Security — 0.6%
VeriSign, Inc.	49,870	1,678,126

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Investment Management/Advisor Services — 1.9%
BlackRock, Inc.	12,654	$2,505,745
Franklin Resources, Inc.	23,920	2,885,948

		5,391,693

Medical Instruments — 2.8%
Medtronic, Inc.	115,250	4,416,380
St. Jude Medical, Inc.†	81,430	3,297,915

		7,714,295

Medical Products — 3.8%
Baxter International, Inc.	34,180	1,657,388
Becton, Dickinson and Co.	40,340	3,346,203
Johnson & Johnson	91,850	5,489,875

		10,493,466

Medical-Biomedical/Gene — 0.9%
Gilead Sciences, Inc.†	67,380	2,586,044

Medical-Drugs — 1.7%
Abbott Laboratories	103,280	4,664,125

Medical-Generic Drugs — 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	47,940	2,619,921

Multimedia — 2.8%
Viacom, Inc., Class B	34,260	1,423,503
Walt Disney Co.	160,760	6,248,741

		7,672,244

Networking Products — 2.2%
Cisco Systems, Inc.†	295,230	6,244,115

Oil & Gas Drilling — 0.5%
Noble Corp.	37,290	1,426,343

Oil Companies-Exploration & Production — 4.0%
EOG Resources, Inc.	26,410	2,809,760
Noble Energy, Inc.	30,100	2,742,110
Occidental Petroleum Corp.	36,030	3,483,381
QEP Resources, Inc.	52,660	2,140,102

		11,175,353

Oil Companies-Integrated — 4.4%
Chevron Corp.	52,750	5,007,557
Exxon Mobil Corp.	44,760	3,611,237
Hess Corp.	44,360	3,731,563

		12,350,357

Oil Field Machinery & Equipment — 1.1%
National Oilwell Varco, Inc.	42,620	3,149,618

Oil-Field Services — 2.5%
Halliburton Co.	73,820	3,321,900
Schlumberger, Ltd.	40,690	3,621,003

		6,942,903

Retail-Discount — 1.7%
Target Corp.	88,990	4,879,322

Retail-Major Department Stores — 0.4%
Nordstrom, Inc.	30,320	1,248,578

Retail-Office Supplies — 1.0%
Staples, Inc.	126,020	2,811,506

Retail-Regional Department Stores — 1.1%
Kohl’s Corp.†	59,750	3,034,105

Soap & Cleaning Preparation — 1.1%
Reckitt Benckiser Group PLC(1)	56,057	3,047,032

Telephone-Integrated — 0.9%
AT&T, Inc.	91,540	2,519,181

Tobacco — 1.6%
Philip Morris International, Inc.	76,450	4,375,998

Transport-Rail — 1.0%
Canadian National Railway Co.	40,570	2,754,703

Transport-Services — 0.4%
Expeditors International of Washington, Inc.	20,790	1,053,429

Web Portals/ISP — 1.7%
Google, Inc., Class A†	8,000	4,802,880

Wireless Equipment — 1.0%
American Tower Corp., Class A†	52,540	2,672,184

Total Long-Term Investment Securities (cost $227,962,237)		275,209,677

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Commercial Paper — 1.8%
HSBC Americas, Inc. 0.20% due 01/01/11 (cost $5,177,000)	$5,177,000	5,177,000

TOTAL INVESTMENTS (cost $233,139,237)(2)	100.4%	280,386,677
Liabilities in excess of other assets	(0.4)	(1,251,989)

NET ASSETS	100.0%	$279,134,688

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2011, the aggregate value of these securities was $183,061 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2011. The aggregate value of these securities was $18,262,931 representing 6.5% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR — America Depository Receipt
GDR — Global Depository Receipt

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$17,829,147	$—		$—	$17,829,147
Other Industries*	239,117,599	18,262,931	#	—	257,380,530
Short-Term Investment Securities:
Commercial Paper	—	5,177,000		—	5,177,000

Total	$256,946,746	$23,439,931		$—	$280,386,677

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $18,262,931 representing 6.5% of net assets. (See Note 2.)

See Notes to Financial Statements

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Diversified Manufacturing Operations	7.0%
Computers	6.0
Oil Companies-Exploration & Production	5.9
Web Portals/ISP	4.0
Wireless Equipment	3.8
Auto-Cars/Light Trucks	3.8
Computers-Memory Devices	3.3
Applications Software	3.2
Electronic Components-Semiconductors	2.9
Multimedia	2.7
Metal Processors & Fabrication	2.5
Diversified Banking Institutions	2.4
Enterprise Software/Service	2.4
E-Commerce/Products	2.3
Investment Management/Advisor Services	2.2
Cable/Satellite TV	2.1
Oil-Field Services	2.1
Commercial Services-Finance	2.1
Engines-Internal Combustion	2.0
Transport-Rail	2.0
Auto/Truck Parts & Equipment-Original	1.9
Apparel Manufacturers	1.9
Medical-HMO	1.9
Electronic Measurement Instruments	1.8
Medical Products	1.8
Networking Products	1.8
Retail-Discount	1.8
E-Commerce/Services	1.8
Pharmacy Services	1.7
Oil Companies-Integrated	1.6
Television	1.6
Retail-Regional Department Stores	1.5
Hotels/Motels	1.5
Medical-Drugs	1.4
Machinery-Farming	1.4
Electronic Components-Misc.	1.3
Chemicals-Diversified	1.3
Software Tools	1.3
Medical Labs & Testing Services	1.2
Internet Infrastructure Software	1.0
Banks-Commercial	1.0
Semiconductor Components-Integrated Circuits	0.9
Finance-Credit Card	0.8
Web Hosting/Design	0.7
Repurchase Agreements	0.1

99.7%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.6%
Apparel Manufacturers — 1.9%
Coach, Inc.	56,120	$3,035,531

Applications Software — 3.2%
Citrix Systems, Inc.†	36,450	2,302,911
Salesforce.com, Inc.†	21,950	2,834,623

		5,137,534

Auto-Cars/Light Trucks — 3.8%
Daimler AG†	21,390	1,564,037
Ford Motor Co.†	282,510	4,506,034

		6,070,071

Auto/Truck Parts & Equipment-Original — 1.9%
Johnson Controls, Inc.	79,260	3,042,791

Cable/Satellite TV — 2.1%
DIRECTV, Class A†	81,520	3,455,633

Chemicals-Diversified — 1.3%
LyondellBasell Industries NV, Class A†	57,670	2,072,660

Commercial Services-Finance — 2.1%
Mastercard, Inc., Class A	14,210	3,360,807

Computers — 6.0%
Apple, Inc.†	28,654	9,722,875

Computers-Memory Devices — 3.3%
EMC Corp.†	120,080	2,988,791
NetApp, Inc.†	43,010	2,353,938

		5,342,729

Diversified Banking Institutions — 2.4%
Citigroup, Inc.†	434,734	2,095,418
Goldman Sachs Group, Inc.	11,190	1,830,908

		3,926,326

Diversified Manufacturing Operations — 7.0%
Cooper Industries PLC	41,100	2,517,786
Eaton Corp.	33,730	3,641,491
General Electric Co.	122,920	2,475,609
Parker Hannifin Corp.	29,370	2,625,971

		11,260,857

E-Commerce/Products — 2.3%
Amazon.com, Inc.†	21,730	3,686,277

E-Commerce/Services — 1.8%
priceline.com, Inc.†	6,590	2,823,947

Electronic Components-Misc. — 1.3%
Tyco Electronics, Ltd.	57,220	2,073,081

Electronic Components-Semiconductors — 2.9%
ARM Holdings PLC ADR	52,770	1,321,361
Micron Technology, Inc.†	160,080	1,687,243
Texas Instruments, Inc.	47,090	1,596,822

		4,605,426

Electronic Measurement Instruments — 1.8%
Agilent Technologies, Inc.†	71,370	2,985,407

Engines-Internal Combustion — 2.0%
Cummins, Inc.	30,904	3,272,116

Enterprise Software/Service — 2.4%
Oracle Corp.	118,830	3,806,125

Finance-Credit Card — 0.8%
American Express Co.	30,830	1,337,405

Hotel/Motels — 1.5%
Marriott International, Inc., Class A	60,770	2,399,807

Internet Infrastructure Software — 1.0%
F5 Networks, Inc.†	15,260	1,653,879

Investment Management/Advisor Services — 2.2%
BlackRock, Inc.	9,226	1,826,932
Invesco, Ltd.	68,820	1,702,607

		3,529,539

Machinery-Farming — 1.4%
AGCO Corp.†	44,320	2,247,024

Medical Labs & Testing Services — 1.2%
Laboratory Corp. of America Holdings†	20,890	1,878,220

Medical Products — 1.8%
Varian Medical Systems, Inc.†	43,070	2,910,240

Medical-Drugs — 1.4%
Allergan, Inc.	32,630	2,304,004

Medical-HMO — 1.9%
UnitedHealth Group, Inc.	73,450	3,015,123

Metal Processors & Fabrication — 2.5%
Precision Castparts Corp.	27,930	3,993,711

Multimedia — 2.7%
Walt Disney Co.	113,558	4,413,999

Networking Products — 1.8%
Juniper Networks, Inc.†	77,840	2,889,421

Oil Companies-Exploration & Production — 5.9%
Newfield Exploration Co.†	36,310	2,656,803
Occidental Petroleum Corp.	34,680	3,352,862
Pioneer Natural Resources Co.	36,320	3,456,211

		9,465,876

Oil Companies-Integrated — 1.6%
Hess Corp.	31,587	2,657,098

Oil-Field Services — 2.1%
Halliburton Co.	76,120	3,425,400

Pharmacy Services — 1.7%
Express Scripts, Inc.†	48,470	2,730,315

Retail-Discount — 1.8%
Costco Wholesale Corp.	40,110	2,881,502

Retail-Regional Department Stores — 1.5%
Macy’s, Inc.	105,360	2,439,084

Semiconductor Components-Integrated Circuits — 0.9%
Marvell Technology Group, Ltd.†	80,270	1,525,933

Software Tools — 1.3%
VMware, Inc., Class A†	23,610	2,019,127

Television — 1.6%
CBS Corp., Class B	126,840	2,515,237

Transport-Rail — 2.0%
Union Pacific Corp.	33,670	3,186,192

Web Hosting/Design — 0.7%
Equinix, Inc.†	13,623	1,204,546

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Web Portals/ISP — 4.0%
Baidu, Inc. ADR†	27,130	$2,947,132
Google, Inc., Class A†	5,900	3,542,124

		6,489,256

Wireless Equipment — 3.8%
American Tower Corp., Class A†	68,251	3,471,246
QUALCOMM, Inc.	48,770	2,639,920

		6,111,166

Total Common Stock (cost $128,883,007)		158,903,297

PREFERRED STOCK — 1.0%
Banks-Commercial — 1.0%
Itau Unibanco Holding SA ADR (cost $1,358,086)	74,730	1,606,695

Total Long-Term Investment Securities (cost $130,241,093)		160,509,992

REPURCHASE AGREEMENT — 0.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/11, to be repurchased 02/01/11 in the amount of $208,000 and collateralized by $205,000 of United States Treasury Notes, bearing interest at 3.13% due 04/30/17 and having approximate value of $214,902 (cost $208,000)	$208,000	208,000

TOTAL INVESTMENTS (cost $130,449,093)(1)	99.7%	160,717,992
Other assets less liabilities	0.3	553,532

NET ASSETS	100.0%	$161,271,524

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$9,722,875	$—	$—	$9,722,875
Diversified Manufacturing Operations	11,260,857	—	—	11,260,857
Oil Companies-Exploration & Production	9,465,876	—	—	9,465,876
Other Industries*	128,453,689	—	—	128,453,689
Preferred Stocks	1,606,695	—	—	1,606,695
Repurchase Agreement	—	208,000	—	208,000

Total	$160,509,992	$208,000	$—	$160,717,992

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Computers	7.0%
Web Portals/ISP	4.4
Electronic Components-Semiconductors	3.7
Diversified Banking Institutions	3.6
Oil Companies-Exploration & Production	3.5
E-Commerce/Products	3.4
Wireless Equipment	3.2
Oil-Field Services	2.9
Repurchase Agreements	2.7
Medical-Biomedical/Gene	2.7
Retail-Discount	2.5
Beverages-Non-alcoholic	2.3
Retail-Apparel/Shoe	2.2
Enterprise Software/Service	2.2
Machinery-Construction & Mining	2.1
Computer Services	2.0
Applications Software	2.0
Cosmetics & Toiletries	1.9
Electric Products-Misc.	1.9
Computers-Memory Devices	1.8
Transport-Rail	1.7
Medical-Generic Drugs	1.7
Networking Products	1.7
Aerospace/Defense-Equipment	1.7
Oil Companies-Integrated	1.6
Agricultural Chemicals	1.6
Medical-Drugs	1.5
Instruments-Scientific	1.4
Diversified Manufacturing Operations	1.3
Pharmacy Services	1.3
Commercial Services-Finance	1.2
Investment Management/Advisor Services	1.2
Retail-Restaurants	1.1
Auto-Cars/Light Trucks	1.1
Metal-Copper	1.1
Aerospace/Defense	1.1
Industrial Gases	1.1
Finance-Investment Banker/Broker	1.0
Hotels/Motels	1.0
Multimedia	1.0
Engines-Internal Combustion	1.0
Casino Hotels	0.9
Transport-Services	0.9
Coal	0.9
Electronic Measurement Instruments	0.8
Web Hosting/Design	0.8
Medical-Wholesale Drug Distribution	0.8
Commercial Services	0.7
Electronic Forms	0.7
Finance-Credit Card	0.7
Retail-Drug Store	0.7
Retail-Office Supplies	0.7
Medical Instruments	0.7
Cable/Satellite TV	0.6
Steel-Specialty	0.6
X-Ray Equipment	0.5
Apparel Manufacturers	0.5
Medical Products	0.5
Auto/Truck Parts & Equipment-Original	0.5
Internet Infrastructure Software	0.5
E-Commerce/Services	0.5
Retail-Consumer Electronics	0.4
Computer Aided Design	0.4
Banks-Super Regional	0.4
Transactional Software	0.3
Semiconductor Components-Integrated Circuits	0.3

100.7%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.0%
Aerospace/Defense — 1.1%
Boeing Co.	9,800	$680,904

Aerospace/Defense-Equipment — 1.7%
United Technologies Corp.	13,200	1,073,160

Agricultural Chemicals — 1.6%
Monsanto Co.	8,631	633,343
Potash Corp. of Saskatchewan, Inc.†	2,100	373,338

		1,006,681

Apparel Manufacturers — 0.5%
Coach, Inc.	6,100	329,949

Applications Software — 2.0%
Microsoft Corp.	29,000	804,025
Salesforce.com, Inc.†	3,500	451,990

		1,256,015

Auto-Cars/Light Trucks — 1.1%
Ford Motor Co.†	26,300	419,485
General Motors Co.†	8,600	313,814

		733,299

Auto/Truck Parts & Equipment-Original — 0.5%
Lear Corp.†	3,000	316,890

Banks-Super Regional — 0.4%
Wells Fargo & Co.	7,000	226,940

Beverages-Non-alcoholic — 2.3%
PepsiCo, Inc.	23,304	1,498,680

Cable/Satellite TV — 0.6%
Comcast Corp., Class A	17,100	389,025

Casino Hotels — 0.9%
Las Vegas Sands Corp.†	13,100	609,019

Coal — 0.9%
Peabody Energy Corp.	8,600	545,412

Commercial Services — 0.7%
Iron Mountain, Inc.	19,600	478,044

Commercial Services-Finance — 1.2%
Visa, Inc., Class A	11,400	796,290

Computer Aided Design — 0.4%
Autodesk, Inc.†	5,600	227,808

Computer Services — 2.0%
Accenture PLC, Class A	13,100	674,257
Cognizant Technology Solutions Corp., Class A†	8,000	583,600

		1,257,857

Computers — 7.0%
Apple, Inc.†	11,850	4,020,942
Hewlett-Packard Co.	10,600	484,314

		4,505,256

Computers-Memory Devices — 1.8%
EMC Corp.†	47,600	1,184,764

Cosmetics & Toiletries — 1.9%
Procter & Gamble Co.	19,100	1,205,783

Diversified Banking Institutions — 3.6%
Citigroup, Inc.†	65,100	313,782
Goldman Sachs Group, Inc.	4,700	769,014
JPMorgan Chase & Co.	15,600	701,064
Morgan Stanley	17,000	499,800

		2,283,660

Diversified Manufacturing Operations — 1.3%
Danaher Corp.	18,700	861,322

E-Commerce/Products — 3.4%
Amazon.com, Inc.†	9,200	1,560,688
MercadoLibre, Inc.†	9,000	610,020

		2,170,708

E-Commerce/Services — 0.5%
priceline.com, Inc.†	700	299,964

Electric Products-Misc. — 1.9%
AMETEK, Inc.	12,000	489,360
Emerson Electric Co.	12,000	706,560

		1,195,920

Electronic Components-Semiconductors — 3.7%
Avago Technologies, Ltd.	11,424	327,983
Broadcom Corp., Class A	17,200	775,548
Cree, Inc.†	6,500	328,185
Intel Corp.	30,400	652,384
Micron Technology, Inc.†	29,300	308,822

		2,392,922

Electronic Forms — 0.7%
Adobe Systems, Inc.†	14,200	469,310

Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.†	12,500	522,875

Engines-Internal Combustion — 1.0%
Cummins, Inc.	6,000	635,280

Enterprise Software/Service — 2.2%
Oracle Corp.	43,200	1,383,696

Finance-Credit Card — 0.7%
American Express Co.	10,800	468,504

Finance-Investment Banker/Broker — 1.0%
Charles Schwab Corp.	36,900	666,045

Hotel/Motels — 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	11,000	648,670

Industrial Gases — 1.1%
Praxair, Inc.	7,267	676,122

Instruments-Scientific — 1.4%
Thermo Fisher Scientific, Inc.†	15,496	887,456

Internet Infrastructure Software — 0.5%
F5 Networks, Inc.†	2,900	314,302

Investment Management/Advisor Services — 1.2%
BlackRock, Inc.	4,000	792,080

Machinery-Construction & Mining — 2.1%
Caterpillar, Inc.	7,000	679,070
Terex Corp.†	20,000	648,600

		1,327,670

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical Instruments — 0.7%
St. Jude Medical, Inc.†	10,900	$441,450

Medical Products — 0.5%
Covidien PLC	6,700	318,049

Medical-Biomedical/Gene — 2.7%
Alexion Pharmaceuticals, Inc.†	5,100	427,482
Amgen, Inc.†	4,600	253,368
Celgene Corp.†	7,900	407,087
Gilead Sciences, Inc.†	16,300	625,594

		1,713,531

Medical-Drugs — 1.5%
Abbott Laboratories	7,450	336,442
Allergan, Inc.	8,500	600,185

		936,627

Medical-Generic Drugs — 1.7%
Mylan, Inc.†	27,600	639,216
Teva Pharmaceutical Industries, Ltd. ADR	8,259	451,354

		1,090,570

Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	13,500	484,110

Metal-Copper — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	6,462	702,743

Multimedia — 1.0%
Walt Disney Co.	16,500	641,355

Networking Products — 1.7%
Cisco Systems, Inc.†	50,800	1,074,420

Oil Companies-Exploration & Production — 3.5%
Anadarko Petroleum Corp.	4,300	331,444
Occidental Petroleum Corp.	14,400	1,392,192
Southwestern Energy Co.†	13,100	517,450

		2,241,086

Oil Companies-Integrated — 1.6%
Exxon Mobil Corp.	12,500	1,008,500

Oil-Field Services — 2.9%
Schlumberger, Ltd.	20,650	1,837,644

Pharmacy Services — 1.3%
Express Scripts, Inc.†	14,916	840,218

Retail-Apparel/Shoe — 2.2%
Abercrombie & Fitch Co., Class A	6,906	348,131
Guess?, Inc.	7,300	312,294
Limited Brands, Inc.	9,400	274,856
Urban Outfitters, Inc.†	13,900	470,098

		1,405,379

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	7,400	251,600

Retail-Discount — 2.5%
Target Corp.	13,900	762,137
Wal-Mart Stores, Inc.	15,200	852,264

		1,614,401

Retail-Drug Store — 0.7%
CVS Caremark Corp.	13,690	468,198

Retail-Office Supplies — 0.7%
Staples, Inc.	20,600	459,586

Retail-Restaurants — 1.1%
McDonald’s Corp.	10,000	736,700

Semiconductor Components-Integrated Circuits — 0.3%
Marvell Technology Group, Ltd.†	10,700	203,407

Steel-Specialty — 0.6%
Allegheny Technologies, Inc.	5,700	371,583

Transactional Software — 0.3%
VeriFone Systems, Inc.†	5,300	211,682

Transport-Rail — 1.7%
Union Pacific Corp.	11,800	1,116,634

Transport-Services — 0.9%
United Parcel Service, Inc., Class B	7,800	558,636

Web Hosting/Design — 0.8%
Equinix, Inc.†	5,627	497,539

Web Portals/ISP — 4.4%
Baidu, Inc. ADR†	4,400	477,972
Google, Inc., Class A†	3,450	2,071,242
Yahoo!, Inc.†	18,200	293,384

		2,842,598

Wireless Equipment — 3.2%
American Tower Corp., Class A†	9,900	503,514
QUALCOMM, Inc.	29,100	1,575,183

		2,078,697

X-Ray Equipment — 0.5%
Hologic, Inc.†	16,781	334,278

Total Long-Term Investment Securities (cost $54,892,248)		62,799,503

REPURCHASE AGREEMENT — 2.7%
State Street Bank & Trust Co., Joint Repurchase Agreement(1) (cost $1,748,000)	$1,748,000	1,748,000

TOTAL INVESTMENTS (cost $56,640,248)(2)	100.7%	64,547,503
Liabilities in excess of other assets	(0.7)	(427,823)

NET ASSETS	100.0%	$64,119,680

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$4,505,256	$—	$—	$4,505,256
Other Industries*	58,294,247	—	—	58,294,247
Repurchase Agreement	—	1,748,000	—	1,748,000

Total	$62,799,503	$1,748,000	$—	$64,547,503

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	65.4%
Commercial Paper	10.7
Wireless Equipment	7.8
Real Estate Operations & Development	7.6
Transport-Marine	3.2
Retirement/Aged Care	2.0
Real Estate Management/Services	1.2
Building-Residential/Commercial	0.6

98.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 85.6%
Building-Residential/Commercial — 0.6%
Toll Brothers, Inc.†	88,400	$1,789,216

Real Estate Investment Trusts — 63.2%
Alexandria Real Estate Equities, Inc.	223,665	17,231,151
American Campus Communities, Inc.	530,521	17,157,049
Boston Properties, Inc.	50,755	4,789,749
Brandywine Realty Trust	311,200	3,609,920
Cogdell Spencer, Inc.	757,880	4,585,174
Coresite Realty Corp.	625,300	8,985,561
Corporate Office Properties Trust	224,972	8,222,727
DCT Industrial Trust, Inc.	1,298,300	7,192,582
Digital Realty Trust, Inc.	134,800	7,333,120
Douglas Emmett, Inc.	492,390	9,074,748
DuPont Fabros Technology, Inc.	618,800	14,182,896
EastGroup Properties, Inc.	160,000	6,974,400
Entertainment Properties Trust	193,310	8,898,059
Essex Property Trust, Inc.	76,472	8,870,752
LaSalle Hotel Properties	194,200	5,392,934
Regency Centers Corp.	251,800	10,855,098
Simon Property Group, Inc.	112,076	11,370,110
Taubman Centers, Inc.	78,760	4,123,086
UDR, Inc.	202,016	4,743,336
Ventas, Inc.	167,700	9,300,642
Vornado Realty Trust	83,187	7,327,943

		180,221,037

Real Estate Management/Services — 1.2%
CB Richard Ellis Group, Inc., Class A†	150,900	3,348,471

Real Estate Operations & Development — 7.6%
Forest City Enterprises, Inc., Class A†	1,280,139	21,647,151

Retirement/Aged Care — 2.0%
Brookdale Senior Living, Inc.†	264,900	5,788,065

Transport-Marine — 3.2%
Alexander & Baldwin, Inc.	224,202	8,994,984

Wireless Equipment — 7.8%
American Tower Corp., Class A†	134,800	6,855,928
Crown Castle International Corp.†	178,300	7,518,911
SBA Communications Corp., Class A†	192,200	7,841,755

		22,216,594

Total Common Stock (cost $196,786,567)		244,005,518

PREFERRED STOCK — 2.0%
Real Estate Investment Trusts — 2.0%
AMB Property Corp. Series M 6.75%	93,800	2,264,332
CBL & Associates Properties, Inc. Series D 7.38%	75,800	1,797,218
Digital Realty Trust, Inc. Series D 5.50%	53,000	1,722,182

Total Preferred Stock (cost $2,938,661)		5,783,732

	Principal	Value
Security Description	Amount	(Note 2)

CONVERTIBLE BONDS & NOTES — 0.2%
Real Estate Investment Trusts — 0.2%
SL Green Realty Corp. Senior Notes 3.00% due 03/30/27*(1) (cost $502,938)	$510,000	$502,988

Total Long-Term Investment Securities (cost $200,228,166)		250,292,238

SHORT-TERM INVESTMENT SECURITIES — 10.7%
Commercial Paper — 10.7%
Intesa Funding LLC 0.25% due 02/07/11	11,000,000	10,999,542
Societe Generale North America 0.17% due 02/01/11	10,626,000	10,626,000
UBS Finance Delaware LLC 0.18% due 02/04/11	9,000,000	8,999,865

Total Short-Term Investment Securities (cost $30,625,407)		30,625,407

TOTAL INVESTMENTS (cost $230,853,573)(2)	98.5%	280,917,645
Other assets less liabilities	1.5	4,240,966

NET ASSETS	100.0%	$285,158,611

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2011, the aggregate value of these securities was $502,988 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2011, the Real Estate Portfolio held the following restricted securities:

	Acquisition	Principal	Acquisition		Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

SL Green Realty Corp. 3.00% due 03/30/27	3/21/07	$510,000	$502,938	$502,988	$98.63	0.18%

(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$180,221,037	$—	$—	$180,221,037
Real Estate Operations & Development	21,647,151	—	—	21,647,151
Wireless Equipment	22,216,599	—	—	22,216,599
Other Industries*	19,920,736	—	—	19,920,736
Preferred Stock	5,783,732	—	—	5,783,732
Convertible Bonds & Notes	—	502,988	—	502,988
Short-Term Investment Securities:
Commercial Paper	—	30,625,402	—	30,625,402

Total	$249,789,255	$31,128,390	$—	$280,917,645

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Insurance-Reinsurance	3.9%
Oil & Gas Drilling	3.8
U.S. Government Agencies	3.4
Transport-Marine	3.3
Electronic Components-Misc.	3.2
Oil-Field Services	3.1
Insurance-Life/Health	3.1
Diversified Manufacturing Operations	3.0
Steel-Producers	2.9
Machinery-General Industrial	2.8
Insurance-Property/Casualty	2.6
Building-Mobile Home/Manufactured Housing	2.5
Retail-Apparel/Shoe	2.4
Metal Processors & Fabrication	2.2
Electric-Integrated	2.1
Home Furnishings	2.0
Machine Tools & Related Products	2.0
Transport-Services	2.0
Instruments-Controls	1.9
Building & Construction Products-Misc.	1.9
Auto/Truck Parts & Equipment-Original	1.7
Insurance-Multi-line	1.7
Chemicals-Specialty	1.6
Banks-Commercial	1.5
Retail-Automobile	1.5
Medical Products	1.5
Retail-Major Department Stores	1.4
Building-Residential/Commercial	1.3
Building Products-Wood	1.3
Industrial Automated/Robotic	1.3
Machinery-Pumps	1.3
Building-Heavy Construction	1.3
Coatings/Paint	1.3
Building-Maintenance & Services	1.3
Lasers-System/Components	1.3
Transport-Rail	1.2
Food-Misc.	1.1
Medical Sterilization Products	1.1
Research & Development	1.1
Retail-Discount	1.0
Retail-Hair Salons	1.0
Airlines	1.0
Identification Systems	1.0
Gas-Distribution	0.9
Advanced Materials	0.9
Leisure Products	0.8
Miscellaneous Manufacturing	0.8
Chemicals-Diversified	0.8
Semiconductor Equipment	0.8
Environmental Monitoring & Detection	0.8
Machinery-Construction & Mining	0.8
Insurance Brokers	0.8
Intimate Apparel	0.7
Machinery-Electrical	0.7
Building Products-Doors & Windows	0.7
Auto-Truck Trailers	0.7
Retail-Convenience Store	0.7
Engines-Internal Combustion	0.6
Human Resources	0.6
Engineering/R&D Services	0.6
Retail-Leisure Products	0.6
Funeral Services & Related Items	0.6
Coal	0.5
Retail-Home Furnishings	0.5
Power Converter/Supply Equipment	0.4
Paper & Related Products	0.3
Machinery-Farming	0.2
Retail-Computer Equipment	0.2
Chemicals-Plastics	0.1
Repurchase Agreements	0.1

100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.6%
Advanced Materials — 0.9%
Ceradyne, Inc.†	49,100	$1,739,613

Airlines — 1.0%
Skywest, Inc.	122,300	1,840,615

Auto-Truck Trailers — 0.7%
Wabash National Corp.†	111,900	1,271,184

Auto/Truck Parts & Equipment-Original — 1.7%
Autoliv, Inc.	41,300	3,171,840

Banks-Commercial — 1.5%
Chemical Financial Corp.	55,100	1,143,876
Peoples Bancorp, Inc.	20,500	278,595
Trustco Bank Corp. NY	236,000	1,412,460

		2,834,931

Building & Construction Products-Misc. — 1.9%
Drew Industries, Inc.†	19,800	467,676
Gibraltar Industries, Inc.†	102,100	1,126,163
Simpson Manufacturing Co., Inc.	65,000	1,933,750

		3,527,589

Building Products-Doors & Windows — 0.7%
Apogee Enterprises, Inc.	99,900	1,277,721

Building Products-Wood — 1.3%
Universal Forest Products, Inc.	68,000	2,495,600

Building-Heavy Construction — 1.3%
Granite Construction, Inc.	95,100	2,457,384

Building-Maintenance & Services — 1.3%
ABM Industries, Inc.	93,000	2,390,100

Building-Mobile Home/Manufactured Housing — 2.5%
Thor Industries, Inc.	105,000	3,901,800
Winnebago Industries, Inc.†	49,400	736,060

		4,637,860

Building-Residential/Commercial — 1.3%
D.R. Horton, Inc.	57,000	706,230
M/I Homes, Inc.†	60,100	881,066
MDC Holdings, Inc.	29,600	914,936

		2,502,232

Chemicals-Diversified — 0.8%
Westlake Chemical Corp.	39,300	1,521,696

Chemicals-Plastics — 0.1%
A. Schulman, Inc.	8,700	185,745

Chemicals-Specialty — 1.6%
Cabot Corp.	49,300	2,132,225
Sensient Technologies Corp.	28,000	949,480

		3,081,705

Coal — 0.5%
Arch Coal, Inc.	19,100	654,175
CONSOL Energy, Inc.	3,200	159,040
Peabody Energy Corp.	2,700	171,234

		984,449

Coatings/Paint — 1.3%
RPM International, Inc.	104,700	2,453,121

Diversified Manufacturing Operations — 3.0%
A.O. Smith Corp.	13,150	562,952
Carlisle Cos., Inc.	48,700	1,836,477
Trinity Industries, Inc.	113,000	3,151,570

		5,550,999

Electric-Integrated — 2.1%
NV Energy, Inc.	170,000	2,442,900
PNM Resources, Inc.	115,000	1,498,450

		3,941,350

Electronic Components-Misc. — 3.2%
Benchmark Electronics, Inc.†	155,000	2,943,450
Gentex Corp.	95,000	3,046,650

		5,990,100

Engineering/R&D Services — 0.6%
EMCOR Group, Inc.†	37,900	1,147,612

Engines-Internal Combustion — 0.6%
Briggs & Stratton Corp.	60,404	1,206,268

Environmental Monitoring & Detection — 0.8%
Mine Safety Appliances Co.	48,000	1,496,640

Food-Misc. — 1.1%
Lancaster Colony Corp.	36,100	2,006,077

Funeral Services & Related Items — 0.6%
Hillenbrand, Inc.	47,600	1,028,636

Gas-Distribution — 0.9%
Energen Corp.	31,400	1,755,260

Home Furnishings — 2.0%
American Woodmark Corp.	59,200	1,104,080
Ethan Allen Interiors, Inc.	22,000	492,800
Hooker Furniture Corp.	70,500	945,405
La-Z-Boy, Inc.†	154,700	1,287,104

		3,829,389

Human Resources — 0.6%
Administaff, Inc.	40,600	1,149,792

Identification Systems — 1.0%
Brady Corp., Class A	55,500	1,817,625

Industrial Automated/Robotic — 1.3%
Nordson Corp.	26,800	2,473,908

Instruments-Controls — 1.9%
Mettler-Toledo International, Inc.†	15,000	2,237,850
Watts Water Technologies, Inc., Class A	36,200	1,302,114

		3,539,964

Insurance Brokers — 0.8%
Arthur J. Gallagher & Co.	27,200	807,296
Erie Indemnity Co., Class A	10,281	682,864

		1,490,160

Insurance-Life/Health — 3.1%
Protective Life Corp.	145,000	3,997,650
StanCorp Financial Group, Inc.	38,500	1,717,485

		5,715,135

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Multi-line — 1.7%
American National Insurance Co.	10,100	$842,138
Old Republic International Corp.	186,600	2,282,118

		3,124,256

Insurance-Property/Casualty — 2.6%
Hanover Insurance Group, Inc.	18,700	884,510
HCC Insurance Holdings, Inc.	31,200	944,736
RLI Corp.	20,300	1,093,561
Tower Group, Inc.	77,300	2,012,892

		4,935,699

Insurance-Reinsurance — 3.9%
Aspen Insurance Holdings, Ltd.	68,800	2,067,440
Montpelier Re Holdings, Ltd.	86,000	1,707,100
Transatlantic Holdings, Inc.	32,000	1,646,400
Validus Holdings, Ltd.	62,058	1,886,563

		7,307,503

Intimate Apparel — 0.7%
Warnaco Group, Inc.†	27,000	1,379,160

Lasers-System/Components — 1.3%
Rofin-Sinar Technologies, Inc.†	60,000	2,346,000

Leisure Products — 0.8%
Brunswick Corp.	79,000	1,573,680

Machine Tools & Related Products — 2.0%
Kennametal, Inc.	54,100	2,196,460
Lincoln Electric Holdings, Inc.	22,900	1,550,788

		3,747,248

Machinery-Construction & Mining — 0.8%
Astec Industries, Inc.†	49,600	1,492,960

Machinery-Electrical — 0.7%
Franklin Electric Co., Inc.	33,000	1,355,640

Machinery-Farming — 0.2%
CNH Global NV†	9,000	435,870

Machinery-General Industrial — 2.8%
Applied Industrial Technologies, Inc.	28,600	905,476
Gardner Denver, Inc.	36,900	2,661,966
Roper Industries, Inc.	21,000	1,631,490

		5,198,932

Machinery-Pumps — 1.3%
Graco, Inc.	58,000	2,463,840

Medical Products — 1.5%
Teleflex, Inc.	31,900	1,828,508
West Pharmaceutical Services, Inc.	22,100	883,779

		2,712,287

Medical Sterilization Products — 1.1%
STERIS Corp.	57,600	2,005,632

Metal Processors & Fabrication — 2.2%
CIRCOR International, Inc.	21,200	856,268
Mueller Industries, Inc.	75,600	2,472,120
Timken Co.	14,800	695,896

		4,024,284

Miscellaneous Manufacturing — 0.8%
Aptargroup, Inc.	32,000	1,537,920

Oil & Gas Drilling — 3.8%
Atwood Oceanics, Inc.†	55,900	2,259,478
Rowan Cos., Inc.†	84,000	2,879,520
Unit Corp.†	39,800	2,037,760

		7,176,758

Oil-Field Services — 3.1%
Global Industries, Ltd.†	225,000	1,803,375
Helix Energy Solutions Group, Inc.†	106,700	1,323,080
Oil States International, Inc.†	39,200	2,656,192

		5,782,647

Paper & Related Products — 0.3%
P.H. Glatfelter Co.	53,344	641,728

Power Converter/Supply Equipment — 0.4%
Powell Industries, Inc.†	17,600	667,216

Research & Development — 1.1%
Pharmaceutical Product Development, Inc.	67,600	1,969,864

Retail-Apparel/Shoe — 2.4%
Brown Shoe Co., Inc.	107,000	1,355,690
Cato Corp., Class A	13,894	339,569
Christopher & Banks Corp.	150,000	856,500
Men’s Wearhouse, Inc.	76,500	2,005,065

		4,556,824

Retail-Automobile — 1.5%
Group 1 Automotive, Inc.	72,500	2,743,400

Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	13,200	278,124

Retail-Convenience Store — 0.7%
Casey’s General Stores, Inc.	29,500	1,253,455

Retail-Discount — 1.0%
Fred’s, Inc. Class A	120,000	1,611,600
Tuesday Morning Corp.†	64,000	316,800

		1,928,400

Retail-Hair Salons — 1.0%
Regis Corp.	114,000	1,910,640

Retail-Home Furnishings — 0.5%
Pier 1 Imports, Inc.†	100,000	937,000

Retail-Leisure Products — 0.6%
West Marine, Inc.†	86,700	1,108,893

Retail-Major Department Stores — 1.4%
J.C. Penney Co., Inc.	58,000	1,860,060
Saks, Inc.†	71,900	842,668

		2,702,728

Semiconductor Equipment — 0.8%
Cohu, Inc.	100,500	1,501,470

Steel-Producers — 2.9%
Reliance Steel & Aluminum Co.	52,100	2,724,309
Steel Dynamics, Inc.	126,400	2,300,480
United States Steel Corp.	6,500	374,855

		5,399,644

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Transport-Marine — 3.3%
Overseas Shipholding Group, Inc.	41,400	$1,376,137
Teekay Corp.	34,479	1,167,459
Tidewater, Inc.	59,800	3,557,502

		6,101,098

Transport-Rail — 1.2%
Genesee & Wyoming, Inc., Class A†	45,000	2,328,750

Transport-Services — 2.0%
Bristow Group, Inc.†	71,000	3,655,790

Total Long-Term Investment Securities (cost $145,972,919)		180,797,640

SHORT-TERM INVESTMENT SECURITIES — 3.4%
U.S. Government Agencies — 3.4%
Federal Home Loan Bank Discount Notes 0.10% due 02/01/11 (cost $6,425,000)	$6,425,000	6,425,000

REPURCHASE AGREEMENT — 0.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/11, to be repurchased 02/01/11 in the amount of $126,000 and collateralized by $125,000 of United States Treasury Notes, bearing interest at 3.12% due 04/30/11 and having an approximate value of $131,038 (cost $126,000)	126,000	126,000

TOTAL INVESTMENTS (cost $152,523,919)(1)	100.1%	187,348,640
Liabilities in excess of other assets	(0.1)	(233,106)

NET ASSETS	100.0%	$187,115,534

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$180,797,640	$—	$—	$180,797,640
Short-Term Investment Securities:
U.S. Government Agencies	—	6,425,000	—	6,425,000
Repurchase Agreement	—	126,000	—	126,000

Total	$180,797,640	$6,551,000	$—	$187,348,640

See Notes to Financial Statements

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	4.1%
Investment Management/Advisor Services	3.4
Applications Software	3.1
Electronic Components-Misc.	3.1
Computers-Integrated Systems	2.5
Commercial Services-Finance	2.5
Engines-Internal Combustion	2.4
Electronic Components-Semiconductors	2.4
Finance-Investment Banker/Broker	2.3
Apparel Manufacturers	2.2
Medical-Drugs	2.2
Medical-HMO	2.1
Machinery-General Industrial	2.1
Electronic Measurement Instruments	2.1
Computer Services	2.0
Computers-Memory Devices	2.0
Motorcycle/Motor Scooter	2.0
Medical-Biomedical/Gene	1.8
E-Commerce/Services	1.6
Distribution/Wholesale	1.6
Advertising Sales	1.6
Coatings/Paint	1.5
Semiconductor Components-Integrated Circuits	1.4
Oil Field Machinery & Equipment	1.4
Networking Products	1.4
Aerospace/Defense-Equipment	1.3
Electronic Connectors	1.3
Repurchase Agreement	1.3
Dialysis Centers	1.3
Semiconductor Equipment	1.3
Medical-Outpatient/Home Medical	1.2
Industrial Automated/Robotic	1.2
Retail-Restaurants	1.2
Internet Infrastructure Software	1.1
Power Converter/Supply Equipment	1.1
Hotels/Motels	1.1
Airlines	1.1
Retail-Sporting Goods	1.1
Hazardous Waste Disposal	1.1
Diversified Manufacturing Operations	1.1
Broadcast Services/Program	1.0
Audio/Video Products	1.0
Containers-Metal/Glass	1.0
Transport-Truck	1.0
Electronic Forms	1.0
Retirement/Aged Care	1.0
Retail-Auto Parts	1.0
Computer Aided Design	1.0
Metal Processors & Fabrication	1.0
Oil-Field Services	1.0
Dental Supplies & Equipment	0.9
Human Resources	0.9
Containers-Paper/Plastic	0.9
Rental Auto/Equipment	0.9
Banks-Commercial	0.9
Insurance Brokers	0.9
Machinery-Print Trade	0.8
Telecom Equipment-Fiber Optics	0.8
Building Products-Air & Heating	0.8
Medical Instruments	0.8
Commercial Services	0.8
Retail-Office Supplies	0.8
Banks-Super Regional	0.8
Machinery-Farming	0.8
Casino Services	0.8
Auction Houses/Art Dealers	0.8
Medical Information Systems	0.7
Decision Support Software	0.7
Enterprise Software/Service	0.6
Web Hosting/Design	0.6
Coffee	0.5
Radio	0.5
Casino Hotels	0.5
Schools	0.4

100.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.2%
Advertising Sales — 1.6%
Lamar Advertising Co., Class A†	77,600	$2,858,784

Aerospace/Defense-Equipment — 1.3%
Goodrich Corp.	27,100	2,455,802

Airlines — 1.1%
Delta Air Lines, Inc.†	170,800	1,993,236

Apparel Manufacturers — 2.2%
Coach, Inc.	50,100	2,709,909
Polo Ralph Lauren Corp.	12,800	1,371,904

		4,081,813

Applications Software — 3.1%
Citrix Systems, Inc.†	19,100	1,206,738
Nuance Communications, Inc.†	34,800	707,484
Red Hat, Inc.†	39,000	1,611,480
Salesforce.com, Inc.†	16,200	2,092,068

		5,617,770

Auction House/Art Dealers — 0.8%
Sotheby’s	34,400	1,386,320

Audio/Video Products — 1.0%
Harman International Industries, Inc.†	43,100	1,867,092

Banks-Commercial — 0.9%
BOK Financial Corp.	30,500	1,576,240

Banks-Super Regional — 0.8%
Comerica, Inc.	38,200	1,459,240

Broadcast Services/Program — 1.0%
Scripps Networks Interactive Inc., Class A	40,200	1,869,300

Building Products-Air & Heating — 0.8%
Lennox International, Inc.	30,600	1,503,684

Casino Hotels — 0.5%
MGM Resorts International†	58,600	869,038

Casino Services — 0.8%
International Game Technology	83,206	1,428,647

Coatings/Paint — 1.5%
Sherwin-Williams Co.	33,000	2,796,090

Coffee — 0.5%
Green Mountain Coffee Roasters, Inc.†	29,100	977,178

Commercial Services — 0.8%
Alliance Data Systems Corp.†	20,900	1,478,466

Commercial Services-Finance — 2.5%
FleetCor Technologies, Inc.†	32,700	981,000
Mastercard, Inc., Class A	8,370	1,979,589
Western Union Co.	81,800	1,658,904

		4,619,493

Computer Aided Design — 1.0%
Autodesk, Inc.†	44,000	1,789,920

Computer Services — 2.0%
Cognizant Technology Solutions Corp., Class A†	24,600	1,794,570
IHS, Inc., Class A†	22,600	1,852,296

		3,646,866

Computers-Integrated Systems — 2.5%
CGI Group, Inc., Class A†	77,500	1,492,650
MICROS Systems, Inc.†	39,400	1,802,156
Riverbed Technology, Inc.†	37,000	1,327,190

		4,621,996

Computers-Memory Devices — 2.0%
NetApp, Inc.†	65,500	3,584,815

Containers-Metal/Glass — 1.0%
Greif, Inc., Class A	29,400	1,853,670

Containers-Paper/Plastic — 0.9%
Bemis Co., Inc.	50,100	1,630,755

Decision Support Software — 0.7%
MSCI, Inc., Class A†	39,400	1,348,662

Dental Supplies & Equipment — 0.9%
Sirona Dental Systems, Inc.†	38,800	1,699,828

Dialysis Centers — 1.3%
DaVita, Inc.†	31,880	2,354,338

Distribution/Wholesale — 1.6%
WW Grainger, Inc.	22,300	2,931,781

Diversified Manufacturing Operations — 1.1%
Carlisle Cos., Inc.	51,600	1,945,836

E-Commerce/Services — 1.6%
NetFlix, Inc.†	5,800	1,241,664
priceline.com, Inc.†	4,100	1,756,932

		2,998,596

Electronic Components-Misc. — 3.1%
Gentex Corp.	75,825	2,431,708
Tyco Electronics, Ltd.	87,800	3,180,994

		5,612,702

Electronic Components-Semiconductors — 2.4%
Broadcom Corp., Class A	53,120	2,395,181
Microchip Technology, Inc.	53,200	1,940,204

		4,335,385

Electronic Connectors — 1.3%
Amphenol Corp., Class A	43,300	2,396,222

Electronic Forms — 1.0%
Adobe Systems, Inc.†	54,700	1,807,835

Electronic Measurement Instruments — 2.1%
Agilent Technologies, Inc.†	89,500	3,743,785

Engines-Internal Combustion — 2.4%
Cummins, Inc.	41,600	4,404,608

Enterprise Software/Service — 0.6%
Concur Technologies, Inc.†	23,000	1,173,690

Finance-Investment Banker/Broker — 2.3%
Lazard, Ltd., Class A	46,900	1,956,668
LPL Investment Holdings, Inc.†	15,000	513,900
TD Ameritrade Holding Corp.	82,580	1,686,284

		4,156,852

Hazardous Waste Disposal — 1.1%
Stericycle, Inc.†	24,860	1,951,261

Hotel/Motels — 1.1%
Starwood Hotels & Resorts Worldwide, Inc.	33,900	1,999,083

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Human Resources — 0.9%
Robert Half International, Inc.	53,600	$1,680,896

Industrial Automated/Robotic — 1.2%
Rockwell Automation, Inc.	26,000	2,106,260

Insurance Brokers — 0.9%
AON Corp.	34,024	1,556,258

Internet Infrastructure Software — 1.1%
F5 Networks, Inc.†	19,200	2,080,896

Investment Management/Advisor Services — 3.4%
Invesco, Ltd.	93,200	2,305,768
Och Ziff Capital Management	76,120	1,222,487
T. Rowe Price Group, Inc.	41,630	2,744,250

		6,272,505

Machinery-Farming — 0.8%
AGCO Corp.†	28,200	1,429,740

Machinery-General Industrial — 2.1%
Roper Industries, Inc.	20,610	1,601,191
Wabtec Corp.	40,200	2,178,840

		3,780,031

Machinery-Print Trade — 0.8%
Zebra Technologies Corp., Class A†	39,700	1,544,330

Medical Information Systems — 0.7%
Cerner Corp.†	13,670	1,351,279

Medical Instruments — 0.8%
Thoratec Corp.†	63,000	1,486,170

Medical-Biomedical/Gene — 1.8%
Alexion Pharmaceuticals, Inc.†	21,000	1,760,220
Illumina, Inc.†	20,820	1,443,659

		3,203,879

Medical-Drugs — 2.2%
Valeant Pharmaceuticals International, Inc.	110,300	4,029,259

Medical-HMO — 2.1%
Coventry Health Care, Inc.†	80,100	2,400,597
Humana, Inc.†	23,820	1,380,845

		3,781,442

Medical-Outpatient/Home Medical — 1.2%
Lincare Holdings, Inc.	83,150	2,249,207

Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	12,170	1,740,188

Motorcycle/Motor Scooter — 2.0%
Harley-Davidson, Inc.	89,900	3,564,535

Networking Products — 1.4%
Juniper Networks, Inc.†	67,000	2,487,040

Oil Companies-Exploration & Production — 4.1%
Concho Resources, Inc.†	38,600	3,715,250
Forest Oil Corp.†	51,830	2,011,004
Newfield Exploration Co.†	24,600	1,799,982

		7,526,236

Oil Field Machinery & Equipment — 1.4%
Cameron International Corp.†	46,950	2,502,435

Oil-Field Services — 1.0%
CARBO Ceramics, Inc.	15,100	1,738,916

Power Converter/Supply Equipment — 1.1%
Hubbell, Inc., Class B	32,800	2,008,672

Radio — 0.5%
Sirius XM Radio, Inc.†	588,100	949,782

Rental Auto/Equipment — 0.9%
Avis Budget Group, Inc.†	114,500	1,584,680

Retail-Auto Parts — 1.0%
O’Reilly Automotive, Inc.†	31,600	1,795,828

Retail-Office Supplies — 0.8%
OfficeMax, Inc.†	91,500	1,470,405

Retail-Restaurants — 1.2%
Cheesecake Factory, Inc.†	38,700	1,142,037
Panera Bread Co., Class A†	10,000	955,600

		2,097,637

Retail-Sporting Goods — 1.1%
Dick’s Sporting Goods, Inc.†	54,100	1,952,469

Retirement/Aged Care — 1.0%
Brookdale Senior Living, Inc.†	82,600	1,804,810

Schools — 0.4%
Education Management Corp.†	43,088	792,388

Semiconductor Components-Integrated Circuits — 1.4%
Marvell Technology Group, Ltd.†	134,500	2,556,845

Semiconductor Equipment — 1.3%
Varian Semiconductor Equipment Associates, Inc.†	51,400	2,284,730

Telecom Equipment-Fiber Optics — 0.8%
JDS Uniphase Corp.†	90,600	1,537,482

Transport-Truck — 1.0%
J.B. Hunt Transport Services, Inc.	44,200	1,812,200

Web Hosting/Design — 0.6%
Equinix, Inc.†	12,900	1,140,618

Total Long-Term Investment Securities (cost $139,903,782)		180,726,727

REPURCHASE AGREEMENT — 1.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 01/31/11, to be repurchased 02/01/11 in the amount of $2,369,001 and collateralized by $2,310,000 of United States Treasury Notes, bearing interest at 3.13% due 04/30/17 and having approximate value of $2,421,573 (cost $2,369,000)	$2,369,000	2,369,000

TOTAL INVESTMENTS (cost $142,272,782)(1)	100.5%	183,095,727
Liabilities in excess of other assets	(0.5)	(824,539)

NET ASSETS	100.0%	$182,271,188

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$180,726,727	$—	$—	$180,726,727
Repurchase Agreement	—	2,369,000	—	2,369,000

Total	$180,726,727	$2,369,000	$—	$183,095,727

See Notes to Financial Statements

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Medical-Drugs	7.0%
Oil Companies-Exploration & Production	5.3
Cellular Telecom	4.9
Commercial Services	4.4
Electronic Components-Semiconductors	4.3
E-Services/Consulting	3.2
Commercial Services-Finance	2.8
Repurchase Agreements	2.7
Retail-Apparel/Shoe	2.5
Medical-Generic Drugs	2.5
Distribution/Wholesale	2.4
Diversified Manufacturing Operations	2.4
Therapeutics	2.2
Casino Services	2.2
Hotels/Motels	2.2
Human Resources	2.1
Wireless Equipment	2.1
Medical-Biomedical/Gene	2.1
Audio/Video Products	2.0
Recreational Vehicles	1.8
Machinery-General Industrial	1.7
Theaters	1.7
Chemicals-Diversified	1.6
Auto-Heavy Duty Trucks	1.6
Consulting Services	1.6
Computer Services	1.6
E-Commerce/Services	1.5
Leisure Products	1.5
Rental Auto/Equipment	1.4
Printing-Commercial	1.4
Advertising Agencies	1.4
Metal Processors & Fabrication	1.3
Finance-Investment Banker/Broker	1.3
Semiconductor Components-Integrated Circuits	1.2
Entertainment Software	1.2
Chemicals-Specialty	1.1
Machine Tools & Related Products	1.1
Retail-Sporting Goods	1.0
Schools	1.0
Diagnostic Equipment	0.9
Electronic Connectors	0.9
Real Estate Management/Services	0.9
Industrial Audio & Video Products	0.9
Computers-Integrated Systems	0.9
Engineering/R&D Services	0.9
Semiconductor Equipment	0.9
Instruments-Scientific	0.8
Transport-Services	0.8
Insurance-Property/Casualty	0.8
Medical-Outpatient/Home Medical	0.7
Electronic Components-Misc.	0.7
Racetracks	0.7
Auto/Truck Parts & Equipment-Original	0.6
Dental Supplies & Equipment	0.6
Textile-Home Furnishings	0.6
Retail-Computer Equipment	0.6
Machinery-Electrical	0.5

101.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.3%
Advertising Agencies — 1.4%
Interpublic Group of Cos., Inc.†	96,800	$1,034,792

Audio/Video Products — 2.0%
Harman International Industries, Inc.†	21,200	918,384
TiVo, Inc.†	62,400	603,408

		1,521,792

Auto-Heavy Duty Trucks — 1.6%
Navistar International Corp.†	11,500	745,775
Oshkosh Corp.†	12,200	462,502

		1,208,277

Auto/Truck Parts & Equipment-Original — 0.6%
WABCO Holdings, Inc.†	7,800	455,520

Casino Services — 2.2%
Scientific Games Corp., Class A†	159,665	1,647,743

Cellular Telecom — 4.9%
MetroPCS Communications, Inc.†	83,800	1,083,534
NII Holdings, Inc.†	61,900	2,598,562

		3,682,096

Chemicals-Diversified — 1.6%
Celanese Corp., Series A	18,100	750,969
Solutia, Inc.†	20,500	480,110

		1,231,079

Chemicals-Specialty — 1.1%
Ecolab, Inc.	17,300	859,637

Commercial Services — 4.4%
Alliance Data Systems Corp.†	24,400	1,726,056
Live Nation Entertainment, Inc.†	90,091	936,946
Quanta Services, Inc.†	25,900	614,607

		3,277,609

Commercial Services-Finance — 2.8%
FleetCor Technologies, Inc.†	22,200	666,000
Wright Express Corp.†	30,470	1,441,840

		2,107,840

Computer Services — 1.6%
Cognizant Technology Solutions Corp., Class A†	4,900	357,455
IHS, Inc., Class A†	10,000	819,600

		1,177,055

Computers-Integrated Systems — 0.9%
MICROS Systems, Inc.†	14,200	649,508

Consulting Services — 1.6%
Booz Allen Hamilton Holding Corp.†	20,922	390,405
Gartner, Inc.†	22,298	789,795

		1,180,200

Dental Supplies & Equipment — 0.6%
DENTSPLY International, Inc.	12,800	454,144

Diagnostic Equipment — 0.9%
Gen-Probe, Inc.†	11,000	691,790

Distribution/Wholesale — 2.4%
LKQ Corp.†	27,300	659,568
WESCO International, Inc.†	20,500	1,149,025

		1,808,593

Diversified Manufacturing Operations — 2.4%
Ingersoll-Rand PLC	12,800	604,160
ITT Corp.	20,100	1,184,292

		1,788,452

E-Commerce/Services — 1.5%
Expedia, Inc.	26,100	656,676
priceline.com, Inc.†	1,100	471,372

		1,128,048

E-Services/Consulting — 3.2%
GSI Commerce, Inc.†	102,626	2,364,503

Electronic Components-Misc. — 0.7%
Gentex Corp.	16,300	522,741

Electronic Components-Semiconductors — 4.3%
Microsemi Corp.†	78,973	1,776,103
PMC — Sierra, Inc.†	182,300	1,425,586

		3,201,689

Electronic Connectors — 0.9%
Thomas & Betts Corp.†	13,300	683,487

Engineering/R&D Services — 0.9%
URS Corp.†	14,500	644,525

Entertainment Software — 1.2%
Activision Blizzard, Inc.	77,500	874,975

Finance-Investment Banker/Broker — 1.3%
Raymond James Financial, Inc.	25,900	938,098

Hotels/Motels — 2.2%
Hyatt Hotels Corp., Class A†	20,750	1,008,243
Marriott International, Inc., Class A	15,300	604,197

		1,612,440

Human Resources — 2.1%
Manpower, Inc.	19,900	1,284,943
Monster Worldwide, Inc.†	18,800	313,020

		1,597,963

Industrial Audio & Video Products — 0.9%
Dolby Laboratories, Inc., Class A†	11,000	656,700

Instruments-Scientific — 0.8%
PerkinElmer, Inc.	23,800	608,804

Insurance-Property/Casualty — 0.8%
Hanover Insurance Group, Inc.	12,200	577,060

Leisure Products — 1.5%
WMS Industries, Inc.†	26,200	1,099,090

Machine Tools & Related Products — 1.1%
Kennametal, Inc.	19,800	803,880

Machinery-Electrical — 0.5%
Regal-Beloit Corp.	5,700	380,418

Machinery-General Industrial — 1.7%
Gardner Denver, Inc.	17,716	1,278,032

Medical-Biomedical/Gene — 2.1%
Acorda Therapeutics, Inc.†	40,300	884,585
Vertex Pharmaceuticals, Inc.†	16,900	657,241

		1,541,826

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Drugs — 7.0%
Auxilium Pharmaceuticals, Inc.†	36,100	$819,109
Forest Laboratories, Inc.†	25,900	835,534
Shire PLC ADR	24,300	1,927,233
Valeant Pharmaceuticals International, Inc.	44,900	1,640,197

		5,222,073

Medical-Generic Drugs — 2.5%
Mylan, Inc.†	41,300	956,508
Perrigo Co.	12,500	909,250

		1,865,758

Medical-Outpatient/Home Medical — 0.7%
Lincare Holdings, Inc.	19,500	527,475

Metal Processors & Fabrication — 1.3%
Timken Co.	20,000	940,400

Oil Companies-Exploration & Production — 5.3%
Brigham Exploration Co.†	15,600	461,916
Concho Resources, Inc.†	10,700	1,029,875
QEP Resources, Inc.	19,100	776,224
Range Resources Corp.	17,140	854,772
Whiting Petroleum Corp.†	6,263	790,891

		3,913,678

Printing-Commercial — 1.4%
VistaPrint NV†	20,644	1,045,412

Racetracks — 0.7%
Penn National Gaming, Inc.†	13,900	496,647

Real Estate Management/Services — 0.9%
CB Richard Ellis Group, Inc., Class A†	29,700	659,043

Recreational Vehicles — 1.8%
Polaris Industries, Inc.	17,216	1,324,255

Rental Auto/Equipment — 1.4%
Hertz Global Holdings, Inc.†	71,400	1,050,294

Retail-Apparel/Shoe — 2.5%
Guess?, Inc.	12,400	530,472
Phillips-Van Heusen Corp.	23,100	1,348,347

		1,878,819

Retail-Computer Equipment — 0.6%
GameStop Corp., Class A†	19,700	415,079

Retail-Sporting Goods — 1.0%
Dick’s Sporting Goods, Inc.†	20,600	743,454

Schools — 1.0%
Apollo Group, Inc., Class A†	17,700	730,479

Semiconductor Components-Integrated Circuits — 1.2%
Marvell Technology Group, Ltd.†	46,900	891,569

Semiconductor Equipment — 0.9%
Teradyne, Inc.†	38,500	642,180

Textile-Home Furnishings — 0.6%
Mohawk Industries, Inc.†	7,500	416,625

Theaters — 1.7%
National CineMedia, Inc.	72,232	1,274,172

Therapeutics — 2.2%
Onyx Pharmaceuticals, Inc.†	27,500	970,338
Warner Chilcott PLC, Class A	28,500	683,715

		1,654,053

Transport-Services — 0.8%
UTi Worldwide, Inc.	26,700	584,730

Wireless Equipment — 2.1%
SBA Communications Corp., Class A†	39,100	1,595,280

Total Long-Term Investment Securities (cost $55,215,511)		73,161,881

REPURCHASE AGREEMENT — 2.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 01/31/11, to be repurchased 02/01/11 in the amount of $2,050,001 and collateralized by $1,995,000 of United States Treasury Bills, bearing interest at 3.13%, due 04/30/17 and having an approximate value of $2,091,359 (cost $2,050,000)	$2,050,000	2,050,000

TOTAL INVESTMENTS (cost $57,265,511)(1)	101.0%	75,211,881
Liabilities in excess of other assets	(1.0)	(779,270)

NET ASSETS	100.0%	$74,432,611

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$5,222,073	$—	$—	$5,222,073
Oil Companies-Exploration & Production	3,913,678	—	—	3,913,678
Other Industries*	64,026,130	—	—	64,026,130
Repurchase Agreement	—	2,050,000	—	2,050,000

Total	$73,161,881	$2,050,000	$—	$75,211,881

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Time Deposits	8.5%
Oil Companies-Exploration & Production	4.0
Medical Instruments	3.3
Enterprise Software/Service	2.7
Semiconductor Components-Integrated Circuits	2.6
Electronic Components-Semiconductors	2.5
Aerospace/Defense	2.1
Medical Products	2.0
Medical-Drugs	1.8
Finance-Investment Banker/Broker	1.8
Commercial Services-Finance	1.7
Non-Hazardous Waste Disposal	1.7
Medical-Biomedical/Gene	1.7
Lasers-System/Components	1.7
Oil-Field Services	1.7
Dental Supplies & Equipment	1.6
Auto/Truck Parts & Equipment-Original	1.6
Telecom Equipment-Fiber Optics	1.5
Data Processing/Management	1.4
Consumer Products-Misc.	1.4
Transactional Software	1.4
Computers-Integrated Systems	1.4
Chemicals-Diversified	1.4
Chemicals-Specialty	1.3
Containers-Paper/Plastic	1.3
Retail-Restaurants	1.2
Transport-Truck	1.2
Footwear & Related Apparel	1.1
Human Resources	1.1
Networking Products	1.1
Retail-Apparel/Shoe	1.0
Semiconductor Equipment	1.0
Machinery-Electrical	1.0
Banks-Commercial	0.9
Retirement/Aged Care	0.9
Internet Infrastructure Software	0.9
Research & Development	0.9
Building & Construction Products-Misc.	0.9
Filtration/Separation Products	0.8
Diversified Manufacturing Operations	0.8
Cosmetics & Toiletries	0.8
Transport-Services	0.8
Auto-Heavy Duty Trucks	0.8
Investment Management/Advisor Services	0.8
Insurance-Property/Casualty	0.8
Retail-Petroleum Products	0.8
Applications Software	0.8
Computer Aided Design	0.8
Apparel Manufacturers	0.8
Retail-Gardening Products	0.8
Medical-Hospitals	0.7
Internet Connectivity Services	0.7
Medical-HMO	0.7
Retail-Perfume & Cosmetics	0.7
Containers-Metal/Glass	0.7
Therapeutics	0.7
Agricultural Chemicals	0.7
Electronic Design Automation	0.7
Electric-Transmission	0.7
Electronic Components-Misc.	0.7
Identification Systems	0.7
Retail-Automobile	0.7
Distribution/Wholesale	0.7
Food-Misc.	0.6
Machinery-Farming	0.6
Commercial Services	0.6
Wireless Equipment	0.6
Building-Residential/Commercial	0.6
Medical-Outpatient/Home Medical	0.6
Electric Products-Misc.	0.6
Retail-Consumer Electronics	0.6
Paper & Related Products	0.6
Oil & Gas Drilling	0.5
Coal	0.5
Transport-Marine	0.5
Batteries/Battery Systems	0.5
Health Care Cost Containment	0.5
Theaters	0.5
Educational Software	0.5
Exchange-Traded Funds	0.5
Rubber-Tires	0.5
Intimate Apparel	0.5
E-Services/Consulting	0.5
Retail-Discount	0.5
Food-Canned	0.4
Computer Software	0.4
Telecom Services	0.4
Wire & Cable Products	0.4
Heart Monitors	0.4
Retail-Appliances	0.4
Platinum	0.3
Computer Data Security	0.3
Patient Monitoring Equipment	0.3
Machinery-General Industrial	0.2
Communications Software	0.2
Office Furnishings-Original	0.1

101.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 92.2%
Aerospace/Defense — 2.1%
Aerovironment, Inc.†	29,227	$824,201
Esterline Technologies Corp.†	25,203	1,793,950
TransDigm Group, Inc.†	10,428	807,961

		3,426,112

Agricultural Chemicals — 0.7%
Intrepid Potash, Inc.†	32,719	1,182,465

Apparel Manufacturers — 0.8%
Maidenform Brands, Inc.†	47,408	1,220,282

Applications Software — 0.8%
Compuware Corp.†	114,629	1,228,823

Auto-Heavy Duty Trucks — 0.8%
Oshkosh Corp.†	32,661	1,238,178

Auto/Truck Parts & Equipment-Original — 1.6%
ArvinMeritor, Inc.†	62,260	1,361,003
TRW Automotive Holdings Corp.†	20,280	1,209,905

		2,570,908

Banks-Commercial — 0.9%
SVB Financial Group†	28,292	1,484,481

Batteries/Battery Systems — 0.5%
EnerSys†	24,753	812,393

Building & Construction Products-Misc. — 0.9%
Owens Corning†	41,220	1,379,633

Building-Residential/Commercial — 0.6%
Meritage Homes Corp.†	43,539	999,655

Chemicals-Diversified — 1.4%
Rockwood Holdings, Inc.†	35,253	1,430,919
Solutia, Inc.†	33,578	786,397

		2,217,316

Chemicals-Specialty — 1.3%
Cytec Industries, Inc.	25,273	1,378,390
Stepan Co.	10,012	726,070

		2,104,460

Coal — 0.5%
International Coal Group, Inc.†	89,209	825,183

Commercial Services — 0.6%
HMS Holdings Corp.†	15,844	1,019,403

Commercial Services-Finance — 1.7%
Cardtronics, Inc.†	53,294	910,794
Green Dot Corp., Class A†	9,420	592,612
Wright Express Corp.†	27,996	1,324,771

		2,828,177

Communications Software — 0.2%
Velti PLC†	17,860	253,969

Computer Aided Design — 0.8%
Parametric Technology Corp.†	55,131	1,225,562

Computer Data Security — 0.3%
Fortinet, Inc.†	14,240	547,528

Computer Software — 0.4%
SS&C Technologies Holdings, Inc.†	36,179	653,755

Computers-Integrated Systems — 1.4%
MICROS Systems, Inc.†	23,695	1,083,809
Netscout Systems, Inc.†	51,595	1,182,558

		2,266,367

Consumer Products-Misc. — 1.4%
Jarden Corp.	39,028	1,323,049
Tupperware Brands Corp.	20,940	958,005

		2,281,054

Containers-Metal/Glass — 0.7%
Greif, Inc., Class A	19,034	1,200,094

Containers-Paper/Plastic — 1.3%
Packaging Corp. of America	40,171	1,134,831
Rock-Tenn Co., Class A	13,756	918,213

		2,053,044

Cosmetics & Toiletries — 0.8%
Elizabeth Arden, Inc.†	35,701	913,588
Inter Parfums, Inc.	22,021	392,855

		1,306,443

Data Processing/Management — 1.4%
Acxiom Corp.†	73,377	1,264,286
CommVault Systems, Inc.†	34,230	1,057,364

		2,321,650

Dental Supplies & Equipment — 1.6%
Align Technology, Inc.†	59,032	1,229,637
Sirona Dental Systems, Inc.†	32,236	1,412,259

		2,641,896

Distribution/Wholesale — 0.7%
LKQ Corp.†	44,972	1,086,523

Diversified Manufacturing Operations — 0.8%
Actuant Corp., Class A	47,626	1,320,669

E-Services/Consulting — 0.5%
Sapient Corp.	62,650	748,667

Educational Software — 0.5%
Blackboard, Inc.†	20,395	792,550

Electric Products-Misc. — 0.6%
GrafTech International, Ltd.†	46,978	986,538

Electric-Transmission — 0.7%
ITC Holdings Corp.	16,946	1,113,352

Electronic Components-Misc. — 0.7%
Plexus Corp.†	40,800	1,103,232

Electronic Components-Semiconductors — 2.5%
Cavium Networks, Inc.†	18,024	712,669
Microsemi Corp.†	60,917	1,370,024
OmniVision Technologies, Inc.†	28,599	738,712
Rovi Corp.†	19,703	1,216,857

		4,038,262

Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†	133,197	1,156,150

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Enterprise Software/Service — 2.7%
Ariba, Inc.†	14,647	$411,434
Informatica Corp.†	23,946	1,111,094
MedAssets, Inc.†	62,111	1,219,239
Open Text Corp.†	16,966	837,951
Taleo Corp., Class A†	26,208	772,088

		4,351,806

Filtration/Separation Products — 0.8%
CLARCOR, Inc.	31,320	1,352,398

Finance-Investment Banker/Broker — 1.8%
Evercore Partners, Inc., Class A	25,951	838,217
Knight Capital Group, Inc., Class A†	57,410	795,703
Stifel Financial Corp.†	19,579	1,256,189

		2,890,109

Food-Canned — 0.4%
TreeHouse Foods, Inc.†	15,188	726,746

Food-Misc. — 0.6%
Diamond Foods, Inc.	20,844	1,037,406

Footwear & Related Apparel — 1.1%
Deckers Outdoor Corp.†	9,546	700,581
Steven Madden, Ltd.†	29,210	1,114,946

		1,815,527

Health Care Cost Containment — 0.5%
ExamWorks Group, Inc.†	36,983	809,188

Heart Monitors — 0.4%
HeartWare International, Inc.†	6,416	596,752

Human Resources — 1.1%
Resources Connection, Inc.	47,611	954,125
SFN Group, Inc.†	84,971	822,519

		1,776,644

Identification Systems — 0.7%
Checkpoint Systems, Inc.†	53,188	1,099,396

Insurance-Property/Casualty — 0.8%
ProAssurance Corp.†	21,020	1,233,243

Internet Connectivity Services — 0.7%
AboveNet, Inc.	20,296	1,208,830

Internet Infrastructure Software — 0.9%
TIBCO Software, Inc.†	64,850	1,425,403

Intimate Apparel — 0.5%
Warnaco Group, Inc.†	14,886	760,377

Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	12,147	1,236,929

Lasers-System/Components — 1.7%
Coherent, Inc.†	28,078	1,503,577
Cymer, Inc.†	24,969	1,213,244

		2,716,821

Machinery-Electrical — 1.0%
Regal-Beloit Corp.	23,229	1,550,303

Machinery-Farming — 0.6%
AGCO Corp.†	20,127	1,020,439

Machinery-General Industrial — 0.2%
Albany International Corp., Class A	16,422	370,316

Medical Instruments — 3.3%
Arthrocare Corp.†	38,434	1,075,768
Bruker Corp.†	78,178	1,368,115
Conceptus, Inc.†	17,066	230,476
NuVasive, Inc.†	30,061	840,055
Thoratec Corp.†	34,224	807,344
Volcano Corp.†	37,132	975,086

		5,296,844

Medical Products — 2.0%
American Medical Systems Holdings, Inc.†	71,048	1,386,857
Cooper Cos., Inc.	13,957	800,295
PSS World Medical, Inc.†	46,987	1,119,700

		3,306,852

Medical-Biomedical/Gene — 1.7%
Acorda Therapeutics, Inc.†	26,531	582,355
Incyte Corp., Ltd.†	50,361	742,321
United Therapeutics Corp.†	21,408	1,455,316

		2,779,992

Medical-Drugs — 1.8%
Auxilium Pharmaceuticals, Inc.†	34,843	790,588
Medicis Pharmaceutical Corp., Class A	46,484	1,182,088
Salix Pharmaceuticals, Ltd.†	23,272	953,454

		2,926,130

Medical-HMO — 0.7%
Health Net, Inc.†	42,363	1,208,616

Medical-Hospitals — 0.7%
Health Management Associates, Inc., Class A†	132,958	1,209,918

Medical-Outpatient/Home Medical — 0.6%
Gentiva Health Services, Inc.†	43,116	992,530

Networking Products — 1.1%
Acme Packet, Inc.†	10,559	567,863
Polycom, Inc.†	26,091	1,144,090

		1,711,953

Non-Hazardous Waste Disposal — 1.7%
IESI-BFC, Ltd.	58,770	1,395,788
Waste Connections, Inc.	49,124	1,423,122

		2,818,910

Office Furnishings-Original — 0.1%
Interface, Inc. Class A	9,296	151,060

Oil & Gas Drilling — 0.5%
Atwood Oceanics, Inc.†	21,394	864,745

Oil Companies-Exploration & Production — 4.0%
Approach Resources, Inc.†	26,506	706,915
Brigham Exploration Co.†	49,541	1,466,909
Carrizo Oil & Gas, Inc.†	23,549	797,134
Goodrich Petroleum Corp.†	37,237	790,169
Kodiak Oil & Gas Corp.†	117,494	746,087
Rosetta Resources, Inc.†	21,621	863,759
Whiting Petroleum Corp.†	8,482	1,071,107

		6,442,080

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil-Field Services — 1.7%
Oil States International, Inc.†	21,260	$1,440,577
Superior Energy Services, Inc.†	35,406	1,243,459

		2,684,036

Paper & Related Products — 0.6%
Domtar Corp.	10,403	914,736

Patient Monitoring Equipment — 0.3%
Masimo Corp.	13,903	416,742

Platinum — 0.3%
Stillwater Mining Co.†	25,595	554,900

Research & Development — 0.9%
Parexel International Corp.†	61,080	1,417,667

Retail-Apparel/Shoe — 1.0%
DSW, Inc., Class A†	22,784	758,479
Foot Locker, Inc.	52,394	935,757

		1,694,236

Retail-Appliances — 0.4%
hhgregg, Inc.†	30,967	567,625

Retail-Automobile — 0.7%
Asbury Automotive Group, Inc.†	59,019	1,086,540

Retail-Consumer Electronics — 0.6%
RadioShack Corp.	60,379	914,742

Retail-Discount — 0.5%
HSN, Inc.†	26,204	737,905

Retail-Gardening Products — 0.8%
Tractor Supply Co.	23,699	1,215,996

Retail-Perfume & Cosmetics — 0.7%
Ulta Salon Cosmetics & Fragrance, Inc.†	32,480	1,203,059

Retail-Petroleum Products — 0.8%
World Fuel Services Corp.	32,755	1,229,623

Retail-Restaurants — 1.2%
BJ’s Restaurants, Inc.†	22,836	806,796
Buffalo Wild Wings, Inc.†	27,365	1,197,766

		2,004,562

Retirement/Aged Care — 0.9%
Brookdale Senior Living, Inc.†	66,493	1,452,872

Rubber-Tires — 0.5%
Cooper Tire & Rubber Co.	33,562	767,227

Semiconductor Components-Integrated Circuits — 2.6%
Atmel Corp.†	79,064	1,070,527
Cirrus Logic, Inc.†	44,349	932,659
Cypress Semiconductor Corp.†	56,262	1,218,072
TriQuint Semiconductor, Inc.†	74,962	986,500

		4,207,758

Semiconductor Equipment — 1.0%
Teradyne, Inc.†	98,548	1,643,781

Telecom Equipment-Fiber Optics — 1.5%
Ciena Corp.†	51,905	1,143,467
Finisar Corp.†	37,044	1,233,565

		2,377,032

Telecom Services — 0.4%
SAVVIS, Inc.†	20,806	640,201

Theaters — 0.5%
National CineMedia, Inc.	45,532	803,184

Therapeutics — 0.7%
BioMarin Pharmaceutical, Inc.†	46,787	1,189,326

Transactional Software — 1.4%
Bottomline Technologies, Inc.†	43,061	987,389
VeriFone Systems, Inc.†	32,197	1,285,948

		2,273,337

Transport-Marine — 0.5%
Kirby Corp.†	17,613	823,232

Transport-Services — 0.8%
UTi Worldwide, Inc.	58,172	1,273,967

Transport-Truck — 1.2%
Landstar System, Inc.	39,259	1,626,500
Werner Enterprises, Inc.	14,287	352,175

		1,978,675

Wire & Cable Products — 0.4%
Fushi Copperweld, Inc.†	62,867	606,038

Wireless Equipment — 0.6%
RF Micro Devices, Inc.†	149,166	1,002,396

Total Common Stock (cost $125,304,711)		149,004,432

EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 2000 Growth Index Fund (cost $625,369)	8,900	772,965

Total Long-Term Investment Securities (cost $125,930,080)		149,777,397

SHORT-TERM INVESTMENT SECURITIES — 8.5%
Time Deposits — 8.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/11 (cost $13,730,000)	$13,730,000	13,730,000

TOTAL INVESTMENTS (cost $139,660,080)(1)	101.2%	163,507,397
Liabilities in excess of other assets	(1.2)	(1,888,647)

NET ASSETS	100.0%	$161,618,750

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$149,004,432	$—	$—	$149,004,432
Exchange Traded Funds	772,965	—	—	772,965
Short-Term Investment Securities:
Time Deposit	—	13,730,000	—	13,730,000

Total	$149,777,397	$13,730,000	$—	$163,507,397

See Notes to Financial Statements

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Banks-Super Regional	9.0%
Computers	7.5
Transport-Rail	6.7
Chemicals-Diversified	5.6
Diversified Banking Institutions	5.6
Repurchase Agreements	5.5
Diversified Manufacturing Operations	4.5
Enterprise Software/Service	4.4
Web Portals/ISP	4.3
Oil Companies-Exploration & Production	4.2
E-Commerce/Products	4.2
Agricultural Chemicals	3.9
Aerospace/Defense-Equipment	3.7
Diversified Minerals	3.3
Athletic Footwear	3.1
Metal-Copper	2.6
E-Commerce/Services	2.6
Aerospace/Defense	2.3
Vitamins & Nutrition Products	2.2
Oil-Field Services	2.2
Casino Hotels	2.1
Applications Software	2.1
Retail-Major Department Stores	1.9
Engines-Internal Combustion	1.9
Finance-Credit Card	1.5
Auto-Cars/Light Trucks	1.4
Transport-Services	1.2

99.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.0%
Aerospace/Defense — 2.3%
General Dynamics Corp.	31,918	$2,406,617

Aerospace/Defense-Equipment — 3.7%
Goodrich Corp.	42,578	3,858,418

Agricultural Chemicals — 3.9%
Monsanto Co.	55,187	4,049,622

Applications Software — 2.1%
Salesforce.com, Inc.†	16,829	2,173,297

Athletic Footwear — 3.1%
NIKE, Inc., Class B	39,490	3,257,135

Auto-Cars/Light Trucks — 1.4%
Ford Motor Co.†	93,359	1,489,076

Banks-Super Regional — 9.0%
PNC Financial Services Group, Inc.	33,454	2,007,240
US Bancorp	146,992	3,968,784
Wells Fargo & Co.	106,330	3,447,219

		9,423,243

Casino Hotels — 2.1%
Wynn Resorts, Ltd.	18,817	2,188,982

Chemicals-Diversified — 5.6%
Dow Chemical Co.	166,993	5,924,912

Computers — 7.5%
Apple, Inc.†	23,033	7,815,558

Diversified Banking Institutions — 5.6%
Citigroup, Inc.†	603,449	2,908,624
Goldman Sachs Group, Inc.	17,917	2,931,580

		5,840,204

Diversified Manufacturing Operations — 4.5%
Eaton Corp.	44,018	4,752,183

Diversified Minerals — 3.3%
BHP Billiton PLC ADR	45,747	3,509,252

E-Commerce/Products — 4.2%
Amazon.com, Inc.†	26,102	4,427,943

E-Commerce/Services — 2.6%
priceline.com, Inc.†	6,251	2,678,679

Engines-Internal Combustion — 1.9%
Cummins, Inc.	18,531	1,962,062

Enterprise Software/Service — 4.4%
Oracle Corp.	143,599	4,599,476

Finance-Credit Card — 1.5%
American Express Co.	37,500	1,626,750

Metal-Copper — 2.6%
Freeport-McMoRan Copper & Gold, Inc.	24,872	2,704,830

Oil Companies-Exploration & Production — 4.2%
Anadarko Petroleum Corp.	36,872	2,842,094
EOG Resources, Inc.	15,058	1,602,020

		4,444,114

Oil-Field Services — 2.2%
Halliburton Co.	51,383	2,312,235

Retail-Major Department Stores — 1.9%
Nordstrom, Inc.	48,485	1,996,612

Transport-Rail — 6.7%
Norfolk Southern Corp.	21,233	1,299,247
Union Pacific Corp.	60,185	5,695,307

		6,994,554

Transport-Services — 1.2%
FedEx Corp.	14,451	1,305,214

Vitamins & Nutrition Products — 2.2%
Mead Johnson Nutrition Co.	40,317	2,337,177

Web Portals/ISP — 4.3%
Baidu, Inc. ADR†	41,157	4,470,885

Total Long-Term Investment Securities (cost $76,009,267)		98,549,030

REPURCHASE AGREEMENT — 5.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/11, to be repurchased 2/01/11 in the amount of $5,744,002 and collateralized by $5,590,000 of United States Treasury Notes bearing interest at 3.13% due 04/30/17 and having an approximate value of $5,859,997. (cost $5,744,000)	$5,744,000	5,744,000

TOTAL INVESTMENTS (cost $81,753,267)(1)	99.5%	104,293,030
Other assets less liabilities	0.5	571,163

NET ASSETS	100.0%	$104,864,193

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Banks-Super/Regional	$9,423,243	$—	$—	$9,423,243
Chemicals-Diversified	5,924,912	—	—	5,924,912
Computers	7,815,558	—	—	7,815,558
Diversified Banking Institutions	5,840,204	—	—	5,840,204
Transport-Rail	6,994,554	—	—	6,994,554
Other Industries*	62,550,559	—	—	62,550,559
Repurchase Agreement	—	5,744,000	—	5,744,000

Total	$98,549,030	$5,744,000	$—	$104,293,030

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Technology Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Enterprise Software/Service	11.0%
Applications Software	10.9
Computers	9.4
Semiconductor Equipment	7.6
Repurchase Agreement	6.7
Electronic Design Automation	5.1
Computer Aided Design	4.9
Telecom Services	4.6
Web Portals/ISP	4.3
Internet Security	4.2
Electronic Components-Semiconductors	3.8
Wireless Equipment	3.1
Office Automation & Equipment	2.5
Electronic Components-Misc.	2.3
Networking Products	2.0
Semiconductor Components-Integrated Circuits	1.9
Computer Services	1.6
Telecommunication Equipment	1.5
Transactional Software	1.4
Instruments-Scientific	1.1
Electric Products-Misc.	1.0
Electronic Parts Distribution	1.0
Medical Products	1.0
Aerospace/Defense	0.8
Computer Software	0.8
Communications Software	0.6
Computers-Memory Devices	0.5
Rubber & Vinyl	0.5
Circuit Boards	0.5
E-Commerce/Products	0.5
Toys	0.5
Cellular Telecom	0.4
Consulting Services	0.4
Telecom Equipment-Fiber Optics	0.4
Data Processing/Management	0.2
Instruments-Controls	0.2

99.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 92.5%
Aerospace/Defense — 0.8%
General Dynamics Corp.	5,100	$384,540

Applications Software — 10.9%
Check Point Software Technologies, Ltd.†	37,270	1,660,379
InterXion Holding NV†	4,271	60,221
Microsoft Corp.	66,010	1,830,127
Nuance Communications, Inc.†	70,560	1,434,485

		4,985,212

Cellular Telecom — 0.4%
China Mobile, Ltd.(1)	17,600	173,076

Circuit Boards — 0.5%
Ibiden Co., Ltd.(1)	6,600	222,420

Communications Software — 0.6%
Velti PLC (London)†(1)	14,300	196,586
Velti PLC (New York)†	4,410	62,710

		259,296

Computer Aided Design — 4.9%
Aspen Technology, Inc.†	44,900	635,335
Parametric Technology Corp.†	72,600	1,613,898

		2,249,233

Computer Services — 1.6%
Atos Origin SA†(1)	4,600	256,245
Infosys Technologies, Ltd. ADR	7,100	480,741

		736,986

Computer Software — 0.8%
Temenos Group AG†(1)	9,700	380,066

Computers — 9.4%
Apple, Inc.†	7,454	2,529,291
Hewlett-Packard Co.	39,100	1,786,479

		4,315,770

Computers-Memory Devices — 0.5%
EMC Corp.†	5,600	139,384
NetApp, Inc.†	2,000	109,460

		248,844

Consulting Services — 0.4%
Xchanging PLC(1)	91,000	165,224

Data Processing/Management — 0.2%
CommVault Systems, Inc.†	3,800	117,382

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	1,300	220,532

Electric Products-Misc. — 1.0%
Nidec Corp.(1)	5,000	470,187

Electronic Components-Misc. — 2.3%
Kyocera Corp.(1)	2,800	290,613
Murata Manufacturing Co., Ltd.(1)	3,100	234,443
Toshiba Corp.(1)	89,500	528,063

		1,053,119

Electronic Components-Semiconductors — 3.8%
Amkor Technology, Inc.†	21,600	175,824
Intel Corp.	66,800	1,433,528
ON Semiconductor Corp.†	14,500	160,225

		1,769,577

Electronic Design Automation — 5.1%
Synopsys, Inc.†	86,400	2,344,032

Electronic Parts Distribution — 1.0%
Avnet, Inc.†	13,000	463,060

Enterprise Software/Service — 11.0%
BMC Software, Inc.†	41,100	1,960,470
JDA Software Group, Inc.†	27,600	832,968
Micro Focus International PLC(1)	140,902	926,186
Oracle Corp.	28,400	909,652
SciQuest, Inc.†	7,993	107,346
Taleo Corp., Class A†	11,000	324,060

		5,060,682

Instruments-Controls — 0.2%
Elster Group SE ADR†	6,865	109,222

Instruments-Scientific — 1.1%
Thermo Fisher Scientific, Inc.†	8,700	498,249

Internet Security — 4.2%
Symantec Corp.†	110,700	1,949,427

Medical Products — 1.0%
Baxter International, Inc.	9,300	450,957

Networking Products — 2.0%
Cisco Systems, Inc.†	42,650	902,047

Office Automation & Equipment — 2.5%
Canon, Inc.(1)	8,600	420,691
Xerox Corp.	70,500	748,710

		1,169,401

Rubber & Vinyl — 0.5%
JSR Corp.(1)	11,000	226,188

Semiconductor Components-Integrated Circuits — 1.9%
Marvell Technology Group, Ltd.†	45,314	861,419

Semiconductor Equipment — 7.6%
ASML Holding NV (New York)	12,100	508,321
ASML Holding NV (Amsterdam)(1)	15,000	628,995
KLA-Tencor Corp.	22,600	996,208
Lam Research Corp.†	9,270	462,480
Novellus Systems, Inc.†	24,400	880,108

		3,476,112

Telecom Equipment-Fiber Optics — 0.4%
ZTE Corp.(1)	42,100	165,070

Telecom Services — 4.6%
Amdocs, Ltd.†	72,500	2,112,650

Telecommunication Equipment — 1.5%
Nice Systems, Ltd. ADR†	20,500	670,760

Toys — 0.5%
Nintendo Co., Ltd.(1)	800	215,943

Transactional Software — 1.4%
Longtop Financial Technologies, Ltd. ADR†	20,000	658,000

Web Portals/ISP — 4.3%
Baidu, Inc. ADR†	7,200	782,136
Google, Inc., Class A†	1,600	960,576
NetEase.com, Inc. ADR†	5,400	217,836

		1,960,548

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Wireless Equipment — 3.1%
QUALCOMM, Inc.	26,150	$1,415,499

Total Long-Term Investment Securities (cost $38,090,530)		42,460,730

REPURCHASE AGREEMENT — 6.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/11, to be repurchased 02/01/11 in the amount of $3,072,001 and collateralized by $2,990,000 of United States Treasury Notes bearing interest at 3.13% due 04/30/17 and having an approximate value of $3,134,417. (cost $3,072,000)	$3,072,000	3,072,000

TOTAL INVESTMENTS (cost $41,162,530)(2)	99.2%	45,532,730
Other assets less liabilities	0.8	376,005

NET ASSETS	100.0%	$45,908,735

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2011. The aggregate value of these securities was $5,499,996 representing 12.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Applications Software	$4,985,212	$—		$—	$4,985,212
Computers	4,315,770	—		—	4,315,770
Electronic Design Automation	2,344,032	—		—	2,344,032
Enterprise Software/Service	4,134,496	926,186	#	—	5,060,682
Semiconductor Equipment	2,847,117	628,995	#	—	3,476,112
Other Industries*	18,334,107	3,944,815	#	—	22,278,922
Repurchase Agreement	—	3,072,000		—	3,072,000

Total	$36,960,734	$8,571,996		$—	$45,532,730

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $5,499,996 representing 12.0% of net assets. (See Note 2.)

See Notes to Financial Statements

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	7.3%
Banks-Commercial	6.4
Electric-Integrated	5.9
Gas-Distribution	4.8
Insurance-Reinsurance	4.2
Auto/Truck Parts & Equipment-Original	3.3
Time Deposits	3.3
Medical-HMO	3.1
Oil Companies-Exploration & Production	2.8
Savings & Loans/Thrifts	2.4
Retail-Apparel/Shoe	2.0
Metal Processors & Fabrication	2.0
Chemicals-Diversified	2.0
Chemicals-Specialty	1.9
Steel-Producers	1.8
Food-Meat Products	1.7
Oil & Gas Drilling	1.7
Electronic Parts Distribution	1.5
Oil-Field Services	1.5
Electronic Components-Misc.	1.4
Wire & Cable Products	1.3
Electronic Connectors	1.2
Banks-Super Regional	1.2
Commercial Services	1.2
Transport-Marine	1.2
Consumer Products-Misc.	1.2
Distribution/Wholesale	1.1
Hotels/Motels	1.1
Hospital Beds/Equipment	1.1
Diversified Manufacturing Operations	1.0
Advertising Agencies	1.0
Medical-Generic Drugs	1.0
Beverages-Wine/Spirits	1.0
Building-Residential/Commercial	1.0
Transport-Services	1.0
Medical-Hospitals	1.0
Apparel Manufacturers	0.9
Machinery-Construction & Mining	0.9
Engines-Internal Combustion	0.9
Networking Products	0.9
Office Supplies & Forms	0.9
Cruise Lines	0.9
Retail-Discount	0.9
Agricultural Operations	0.9
Retail-Office Supplies	0.9
Insurance-Property/Casualty	0.9
Rubber-Tires	0.9
Publishing-Newspapers	0.9
Insurance-Life/Health	0.8
Chemicals-Plastics	0.8
Computer Services	0.7
Batteries/Battery Systems	0.7
Real Estate Operations & Development	0.7
Telecom Services	0.7
Real Estate Management/Services	0.6
Human Resources	0.6
Computers-Integrated Systems	0.6
Building Products-Wood	0.6
Retail-Major Department Stores	0.6
Transport-Truck	0.6
Retail-Jewelry	0.6
Multimedia	0.6
Airlines	0.6
Finance-Investment Banker/Broker	0.6
Food-Misc.	0.5
Food-Retail	0.3
Oil Refining & Marketing	0.2
Golf	0.1

100.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.6%
Advertising Agencies — 1.0%
Interpublic Group of Cos., Inc.†	507,900	$5,429,451

Agricultural Operations — 0.9%
Bunge, Ltd.	67,700	4,608,339

Airlines — 0.6%
Alaska Air Group, Inc.†	51,250	3,036,050

Apparel Manufacturers — 0.9%
The Jones Group, Inc.	392,900	4,985,901

Auto/Truck Parts & Equipment-Original — 3.3%
Dana Holding Corp.†	362,300	6,492,416
Federal-Mogul Corp.†	249,800	5,885,288
TRW Automotive Holdings Corp.†	89,000	5,309,740

		17,687,444

Banks-Commercial — 6.4%
Associated Banc-Corp.	331,400	4,632,972
CapitalSource, Inc.	705,300	5,444,916
City National Corp.	54,100	3,126,439
Popular, Inc.†	1,569,299	5,037,450
Susquehanna Bancshares, Inc.	354,600	3,389,976
Umpqua Holdings Corp.	238,025	2,611,134
Webster Financial Corp.	212,000	4,850,560
Whitney Holding Corp.	343,200	4,567,992

		33,661,439

Banks-Super Regional — 1.2%
Comerica, Inc.	165,600	6,325,920

Batteries/Battery Systems — 0.7%
EnerSys†	108,300	3,554,406

Beverages-Wine/Spirits — 1.0%
Constellation Brands, Inc., Class A†	278,589	5,354,481

Building Products-Wood — 0.6%
Masco Corp.	246,000	3,276,720

Building-Residential/Commercial — 1.0%
NVR, Inc.†	6,950	5,316,750

Chemicals-Diversified — 2.0%
Huntsman Corp.	312,800	5,445,848
Rockwood Holdings, Inc.†	126,700	5,142,753

		10,588,601

Chemicals-Plastics — 0.8%
PolyOne Corp.†	318,350	4,186,303

Chemicals-Specialty — 1.9%
Arch Chemicals, Inc.	140,900	5,106,216
Cytec Industries, Inc.	86,600	4,723,164

		9,829,380

Commercial Services — 1.2%
Convergys Corp.†	442,700	6,304,048

Computer Services — 0.7%
Insight Enterprises, Inc.†	276,500	3,848,880

Computers-Integrated Systems — 0.6%
NCR Corp.†	202,300	3,317,720

Consumer Products-Misc. — 1.2%
American Greetings Corp., Class A	285,000	6,193,050

Cruise Lines — 0.9%
Royal Caribbean Cruises, Ltd.†	105,000	4,714,500

Distribution/Wholesale — 1.1%
WESCO International, Inc.†	105,200	5,896,460

Diversified Manufacturing Operations — 1.0%
Trinity Industries, Inc.	196,300	5,474,807

Electric-Integrated — 5.9%
CMS Energy Corp.	330,325	6,441,338
NV Energy, Inc.	437,200	6,282,564
Pepco Holdings, Inc.	348,850	6,478,144
Portland General Electric Co.	264,200	5,902,228
Unisource Energy Corp.	174,300	6,241,683

		31,345,957

Electronic Components-Misc. — 1.4%
AU Optronics Corp. ADR†	297,119	2,852,342
Flextronics International, Ltd.†	601,300	4,804,387

		7,656,729

Electronic Connectors — 1.2%
Thomas & Betts Corp.†	128,200	6,588,198

Electronic Parts Distribution — 1.5%
Arrow Electronics, Inc.†	114,050	4,311,090
Avnet, Inc.†	108,100	3,850,522

		8,161,612

Engines-Internal Combustion — 0.9%
Briggs & Stratton Corp.	244,825	4,889,155

Finance-Investment Banker/Broker — 0.6%
MF Global Holdings, Ltd.†	358,700	2,970,036

Food-Meat Products — 1.7%
Smithfield Foods, Inc.†	281,400	5,602,674
Tyson Foods, Inc., Class A	197,500	3,248,875

		8,851,549

Food-Misc. — 0.5%
Dole Food Co., Inc.†	179,045	2,503,049

Food-Retail — 0.3%
SUPERVALU, Inc.	212,600	1,549,854

Gas-Distribution — 4.8%
Atmos Energy Corp.	196,700	6,412,420
NiSource, Inc.	347,275	6,466,260
Southern Union Co.	252,000	6,733,440
UGI Corp.	190,800	5,981,580

		25,593,700

Golf — 0.1%
Callaway Golf Co.	58,719	431,585

Hospital Beds/Equipment — 1.1%
Kinetic Concepts, Inc.†	123,900	5,715,507

Hotel/Motels — 1.1%
Wyndham Worldwide Corp.	207,500	5,836,975

Human Resources — 0.6%
Kelly Services, Inc., Class A†	168,800	3,321,140

Insurance-Life/Health — 0.8%
Unum Group	169,775	4,234,188

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Property/Casualty — 0.9%
Amtrust Financial Services, Inc.	103,321	$1,912,472
Fidelity National Financial, Inc., Class A	196,300	2,640,235

		4,552,707

Insurance-Reinsurance — 4.2%
Aspen Insurance Holdings, Ltd.	191,400	5,751,570
Endurance Specialty Holdings, Ltd.	130,100	6,048,349
Platinum Underwriters Holdings, Ltd.	123,500	5,458,700
Reinsurance Group of America, Inc.	81,400	4,685,384

		21,944,003

Machinery-Construction & Mining — 0.9%
Terex Corp.†	150,800	4,890,444

Medical-Generic Drugs — 1.0%
Par Pharmaceutical Cos., Inc.†	151,400	5,408,008

Medical-HMO — 3.1%
AMERIGROUP Corp.†	108,500	5,682,145
Health Net, Inc.†	241,200	6,881,436
Molina Healthcare, Inc.†	120,700	3,700,662

		16,264,243

Medical-Hospitals — 1.0%
LifePoint Hospitals, Inc.†	146,196	5,146,099

Metal Processors & Fabrication — 2.0%
Commercial Metals Co.	274,800	4,594,656
Mueller Industries, Inc.	184,200	6,023,340

		10,617,996

Multimedia — 0.6%
Meredith Corp.	90,500	3,049,850

Networking Products — 0.9%
Anixter International, Inc.	75,900	4,802,193

Office Supplies & Forms — 0.9%
Avery Dennison Corp.	112,700	4,743,543

Oil & Gas Drilling — 1.7%
Helmerich & Payne, Inc.	96,300	5,655,699
Rowan Cos., Inc.†	92,500	3,170,900

		8,826,599

Oil Companies-Exploration & Production — 2.8%
Forest Oil Corp.†	166,400	6,456,320
Petroleum Development Corp.†	45,325	2,062,741
Swift Energy Co.†	151,000	6,441,660

		14,960,721

Oil Refining & Marketing — 0.2%
Frontier Oil Corp.†	38,200	794,560

Oil-Field Services — 1.5%
Helix Energy Solutions Group, Inc.†	327,300	4,058,520
Oil States International, Inc.†	59,400	4,024,944

		8,083,464

Publishing-Newspapers — 0.9%
Gannett Co., Inc.	304,700	4,491,278

Real Estate Investment Trusts — 7.3%
BioMed Realty Trust, Inc.	256,800	4,583,880
BRE Properties, Inc.	99,000	4,420,350
Camden Property Trust	114,650	6,355,049
CBL & Associates Properties, Inc.	190,000	3,241,400
DiamondRock Hospitality Co.†	514,600	6,242,098
Entertainment Properties Trust	102,500	4,718,075
Sunstone Hotel Investors, Inc.†	463,531	4,732,652
Tanger Factory Outlet Centers	171,800	4,485,698

		38,779,202

Real Estate Management/Services — 0.6%
CB Richard Ellis Group, Inc., Class A†	151,700	3,366,223

Real Estate Operations & Development — 0.7%
Forest City Enterprises, Inc., Class A†	207,400	3,507,134

Retail-Apparel/Shoe — 2.0%
AnnTaylor Stores Corp.†	225,400	4,985,848
Foot Locker, Inc.	315,900	5,641,974

		10,627,822

Retail-Discount — 0.9%
Big Lots, Inc.†	146,700	4,663,593

Retail-Jewelry — 0.6%
Signet Jewelers, Ltd.†	72,900	3,096,792

Retail-Major Department Stores — 0.6%
Saks, Inc.†	269,700	3,160,884

Retail-Office Supplies — 0.9%
Office Depot, Inc.†	870,965	4,572,566

Rubber-Tires — 0.9%
Cooper Tire & Rubber Co.	197,300	4,510,278

Savings & Loans/Thrifts — 2.4%
First Niagara Financial Group, Inc.	348,600	4,838,568
People’s United Financial, Inc.	231,300	2,986,083
Washington Federal, Inc.	279,800	4,837,742

		12,662,393

Steel-Producers — 1.8%
Reliance Steel & Aluminum Co.	115,600	6,044,724
Steel Dynamics, Inc.	196,400	3,574,480

		9,619,204

Telecom Services — 0.7%
Amdocs, Ltd.†	118,000	3,438,520

Transport-Marine — 1.2%
Teekay Corp.	184,900	6,260,714

Transport-Services — 1.0%
Bristow Group, Inc.†	100,800	5,190,192

Transport-Truck — 0.6%
Con-way, Inc.	91,600	3,116,232

Wire & Cable Products — 1.3%
General Cable Corp.†	180,700	6,687,707

Total Long-Term Investment Securities (cost $419,237,785)		515,075,048

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Time Deposits — 3.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/11 (cost $17,682,000)	$17,682,000	$17,682,000

TOTAL INVESTMENTS (cost $436,919,785)(1)	100.9%	532,757,048
Liabilities in excess of other assets	(0.9)	(4,777,809)

NET ASSETS	100.0%	$527,979,239

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$33,661,439	$—	$—	$33,661,439
Electronic-Intergrated	31,345,957	—	—	31,345,957
Real Estate Investments Trusts	38,779,202	—	—	38,779,202
Other Industries*	411,288,450	—	—	411,288,450
Short-Term Investment Securities:
Time Deposit	—	17,682,000	—	17,682,000

Total	$515,075,048	$17,682,000	$—	$532,757,048

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	8.1%
Banks-Commercial	7.9
Diversified Banking Institutions	6.6
Medical-Drugs	6.2
Insurance-Multi-line	5.1
Auto-Cars/Light Trucks	4.0
Electric-Integrated	2.6
U.S. Government Treasuries	2.5
Cellular Telecom	2.4
Diversified Minerals	2.1
Oil Companies-Exploration & Production	2.1
Chemicals-Diversified	1.8
Gas-Distribution	1.6
Telecom Services	1.5
Soap & Cleaning Preparation	1.5
Import/Export	1.4
Diversified Operations	1.4
Repurchase Agreements	1.3
Diversified Manufacturing Operations	1.3
Office Automation & Equipment	1.3
Multimedia	1.3
Auto/Truck Parts & Equipment-Original	1.2
Telephone-Integrated	1.2
Agricultural Chemicals	1.2
Electric Products-Misc.	1.2
Insurance-Life/Health	1.1
Transport-Services	1.1
Tobacco	1.1
Cable/Satellite TV	1.1
Fisheries	1.1
Food-Misc.	1.1
Metal-Diversified	1.0
Commercial Services	1.0
Electronic Components-Misc.	1.0
Computers	1.0
Building-Heavy Construction	0.9
Television	0.9
Finance-Leasing Companies	0.9
Retail-Major Department Stores	0.9
Real Estate Investment Trusts	0.9
Brewery	0.9
Airlines	0.8
Building & Construction-Misc.	0.9
Retail-Building Products	0.8
Medical-Generic Drugs	0.8
Retail-Jewelry	0.8
Computers-Integrated Systems	0.8
Retail-Regional Department Stores	0.8
Electronic Components-Semiconductors	0.7
Wireless Equipment	0.7
Toys	0.7
Real Estate Management/Services	0.7
Sugar	0.7
Rubber & Vinyl	0.6
Diversified Financial Services	0.6
Beverages-Non-alcoholic	0.6
Auto-Heavy Duty Trucks	0.6
Travel Services	0.6
Real Estate Operations & Development	0.5
Building Products-Cement	0.5
Aerospace/Defense-Equipment	0.5
Wire & Cable Products	0.4
Photo Equipment & Supplies	0.4
Oil-Field Services	0.4
Publishing-Periodicals	0.4
Precious Metals	0.3
Retail-Consumer Electronics	0.3
Energy-Alternate Sources	0.3
Petrochemicals	0.2

101.2%

Country Allocation*

Japan	21.2%
United Kingdom	19.8
France	10.4
Germany	9.5
Canada	5.6
United States	4.3
Switzerland	4.3
Denmark	2.1
Australia	2.1
Italy	1.9
Brazil	1.8
Singapore	1.8
Belgium	1.6
Finland	1.5
Taiwan	1.4
Hong Kong	1.4
Cayman Islands	1.3
Spain	1.2
China	1.2
Jersey	1.2
Netherlands	1.1
Ireland	1.1
South Korea	0.9
Norway	0.8
Israel	0.8
Russia	0.4
Bermuda	0.3
Malaysia	0.2

101.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 95.3%
Australia — 2.1%
CFS Retail Property Trust(1)	1,058,420	$1,913,309
Dexus Property Group(1)	1,729,065	1,433,931
JB Hi-Fi, Ltd.(1)	62,588	1,153,833
Myer Holdings, Ltd.(1)	396,520	1,441,405
National Australia Bank, Ltd.(1)	77,214	1,905,520

		7,847,998

Belgium — 1.6%
Anheuser-Busch InBev NV(1)	59,858	3,311,685
UCB SA(1)	44,763	1,603,010
Umicore SA(1)	26,375	1,356,026

		6,270,721

Bermuda — 0.3%
China WindPower Group, Ltd.†(1)	11,650,000	1,122,549

Brazil — 1.1%
Petroleo Brasileiro SA ADR	117,600	4,319,448

Canada — 5.6%
ATCO, Ltd., Class I	55,500	3,247,915
BCE, Inc.	111,312	4,042,959
National Bank of Canada	80,074	5,582,430
Nexen, Inc.	196,192	4,927,577
Teck Resources, Ltd., Class B	62,900	3,809,742

		21,610,623

Cayman Islands — 1.3%
PCD Stores, Ltd.(1)	9,468,000	2,965,681
Soho China, Ltd.(1)	2,585,500	2,050,214

		5,015,895

China — 1.2%
China Construction Bank Corp.(1)	3,066,000	2,689,190
Industrial & Commercial Bank of China(1)	2,577,000	1,911,418
Xinjiang Goldwind Science & Technology Co., Ltd.†(1)	40,800	80,158

		4,680,766

Denmark — 2.1%
Danske Bank A/S†(1)	194,444	5,218,178
Pandora A/S†(1)	46,742	2,991,739

		8,209,917

Finland — 1.5%
Fortum Oyj(1)	101,053	3,114,082
Nokia Oyj(1)	255,293	2,732,187

		5,846,269

France — 10.4%
AXA SA(1)	305,181	6,459,017
BNP Paribas(1)	74,297	5,553,412
Edenred†(1)	161,122	3,854,771
GDF Suez(1)	61,922	2,455,801
PPR(1)	12,064	1,929,575
Sanofi-Aventis SA(1)	71,074	4,848,852
Societe Generale(1)	35,732	2,310,273
Technip SA(1)	15,900	1,543,978
Total SA(1)	95,919	5,613,532
Vinci SA(1)	63,668	3,683,068
Vivendi SA(1)	63,803	1,827,395

		40,079,674

Germany — 8.1%
Allianz SE(1)	43,473	6,038,902
BASF SE(1)	64,214	4,940,873
Bayerische Motoren Werke AG(1)	45,734	3,509,407
Deutsche Post AG(1)	154,683	2,840,323
HeidelbergCement AG(1)	30,015	1,960,466
Kabel Deutschland Holding AG†(1)	83,383	4,201,911
Siemens AG(1)	38,460	4,927,084
Suedzucker AG(1)	97,076	2,589,263

		31,008,229

Hong Kong — 1.4%
China Mobile, Ltd.(1)	205,000	2,015,939
Guangdong Investment, Ltd.(1)	6,326,000	3,234,928

		5,250,867

Ireland — 1.1%
Kerry Group PLC(1)	127,035	4,103,081

Israel — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	54,900	3,000,285

Italy — 1.9%
Fiat Industrial SpA†	161,103	2,180,376
Fiat SpA(1)	161,103	1,568,267
Mediaset SpA(1)	561,446	3,651,791

		7,400,434

Japan — 21.2%
Aisin Seiki Co., Ltd.(1)	120,800	4,576,133
Astellas Pharma, Inc.(1)	95,500	3,641,821
Canon, Inc.(1)	100,200	4,901,541
Fujitsu, Ltd.(1)	479,000	2,976,973
International Power PLC(1)	229,589	1,554,428
Japan Tobacco, Inc.(1)	1,123	4,211,142
JSR Corp.(1)	121,300	2,494,241
Miraca Holdings, Inc.(1)	124,800	4,778,084
Mitsubishi Electric Corp.(1)	410,000	4,513,348
Mitsubishi Estate Co., Ltd.(1)	139,000	2,619,326
Mitsubishi UFJ Financial Group, Inc.(1)	353,200	1,829,822
Mitsui & Co., Ltd.(1)	325,600	5,461,016
Mizuho Financial Group, Inc.(1)	1,301,500	2,500,569
Nintendo Co., Ltd.(1)	9,900	2,672,293
Nippon Telegraph & Telephone Corp.(1)	98,000	4,553,585
Nissan Motor Co., Ltd.(1)	781,600	7,883,183
Nitto Denko Corp.(1)	38,900	1,934,099
ORIX Corp.(1)	35,900	3,534,441
Rohm Co., Ltd.(1)	43,500	2,818,971
Sumitomo Mitsui Financial Group, Inc.(1)	155,500	5,280,380
Tokyo Gas Co., Ltd.(1)	583,000	2,541,075
Toyo Suisan Kaisha, Ltd.(1)	193,000	4,132,296

		81,408,767

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Jersey — 1.2%
United Business Media, Ltd.(1)	126,600	$1,423,940
WPP PLC(1)	243,821	3,019,222

		4,443,162

Malaysia — 0.2%
Petronas Chemicals Group Bhd†(1)	263,500	526,886

Netherlands — 1.1%
ING Groep NV†(1)	248,149	2,825,736
TNT NV(1)	54,053	1,466,879

		4,292,615

Norway — 0.8%
Statoil ASA(1)	128,945	3,128,667

Russia — 0.4%
Uralkali	201,530	1,410,710

Singapore — 1.8%
Singapore Airlines, Ltd.(1)	285,200	3,303,870
Venture Corp., Ltd.(1)	489,000	3,713,442

		7,017,312

South Korea — 0.9%
LG Corp.(1)	26,081	1,976,503
LS Corp.(1)	17,328	1,576,055

		3,552,558

Spain — 1.2%
Banco Santander SA(1)	202,327	2,478,984
Criteria CaixaCorp SA(1)	319,118	2,201,813

		4,680,797

Switzerland — 4.3%
ACE, Ltd.	68,306	4,206,967
Novartis AG(1)	166,291	9,272,646
Syngenta AG(1)	9,741	3,141,083

		16,620,696

Taiwan — 1.4%
Altek Corp.(1)	1,037,538	1,573,324
Asustek Computer, Inc.(1)	410,000	3,681,792

		5,255,116

United Kingdom — 19.8%
Barclays PLC(1)	1,169,516	5,499,328
BP PLC(1)	902,776	7,017,398
Britvic PLC(1)	306,295	2,200,325
Cairn Energy PLC†(1)	459,975	3,055,823
Carillion PLC(1)	533,654	3,282,699
Centrica PLC(1)	688,073	3,524,628
Cobham PLC(1)	546,608	1,838,052
HSBC Holdings PLC(1)	950,106	10,366,392
Prudential PLC(1)	405,022	4,387,508
Reckitt Benckiser Group PLC(1)	56,421	3,066,817
Rio Tinto PLC(1)	57,169	3,947,085
Royal Dutch Shell PLC, Class B(1)	325,816	11,323,552
Travis Perkins PLC(1)	195,274	3,167,306
TUI Travel PLC(1)	517,044	2,096,007
Vodafone Group PLC(1)	2,573,887	7,234,114
Xstrata PLC(1)	189,249	4,190,551

		76,197,585

United States — 0.5%
Virgin Media, Inc.	80,800	2,032,928

Total Common Stock (cost $312,736,636)		366,334,555

PREFERRED STOCK — 2.1%
Brazil — 0.7%
Banco Bradesco SA ADR	153,126	2,897,144

Germany — 1.4%
Henkel AG & Co. KGaA(1)	45,239	2,758,539
Porsche Automobil Holding SE(1)	26,467	2,456,087
Volkswagen AG(1)	19	3,067

		5,217,693

Total Preferred Stock (cost $6,812,323)		8,114,837

Total Long-Term Investment Securities (cost $319,548,959)		374,449,392

SHORT-TERM INVESTMENT SECURITIES — 2.5%
U.S. Government Treasuries — 2.5%
0.01% due 02/10/11	$500,000	499,985
0.01% due 03/10/11	5,000,000	4,999,229
0.01% due 03/17/11	4,000,000	3,999,360

Total Short-Term Investment Securities (cost $9,498,574)		9,498,574

REPURCHASE AGREEMENT — 1.3%
Agreement with Merrill Lynch, Pierce, Fenner, and Smith, Inc., bearing interest at 0.18% dated 01/31/11 to be repurchased 02/01/11 in the amount of $5,230,026 and collateralized by $5,289,000 of United States Treasury Bills due 09/30/11 and having an approximate value of $5,334,143 (cost $5,230,000)	5,230,000	5,230,000
TOTAL INVESTMENTS (cost $334,277,533)(2)	101.2%	389,177,966
Liabilities in excess of other assets	(1.2)	(4,662,003)

NET ASSETS	100.0%	$384,515,963

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2011. The aggregate value of these securities was $332,790,911 representing 86.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Bank of America N.A.	CHF	880,000	USD	943,599	2/16/2011	$11,267	$—
	GBP	1,592,300	USD	2,465,995	2/16/2011	—	(84,369)
	USD	1,100,068	AUD	1,083,000	2/16/2011	—	(22,670)
	USD	6,129,221	CAD	6,084,600	2/16/2011	—	(54,676)
	USD	4,446,151	EUR	3,368,700	2/16/2011	165,263	—
	USD	150,438	NOK	876,600	2/16/2011	1,238	—
	USD	1,714,107	SEK	11,477,300	2/16/2011	64,433	—

						242,201	(161,715)

Barclays Bank PLC	AUD	1,721,400	USD	1,748,082	2/16/2011	35,586	—
	GBP	1,044,700	USD	1,618,449	2/16/2011	—	(54,832)
	HKD	16,818,600	USD	2,164,974	2/16/2011	7,446	—
	JPY	39,957,400	USD	490,215	2/16/2011	3,362	—
	USD	2,142,138	AUD	2,144,800	2/16/2011	—	(8,433)
	USD	508,347	CHF	474,100	2/16/2011	—	(6,054)
	USD	2,346,916	EUR	1,754,900	2/16/2011	55,368	—
	USD	702,388	SEK	4,706,700	2/16/2011	26,970	—

						128,732	(69,319)

Citibank N.A.	CHF	1,341,300	USD	1,438,037	2/16/2011	16,973	—
	DKK	25,155,500	USD	4,449,938	2/16/2011	—	(169,797)
	EUR	3,681,600	USD	4,921,600	2/16/2011	—	(118,144)
	HKD	10,161,300	USD	1,307,830	2/16/2011	4,315	—
	SGD	75,100	USD	58,172	2/16/2011	—	(532)
	USD	913,813	CAD	906,100	2/16/2011	—	(9,210)
	USD	3,614,170	CHF	3,370,000	2/16/2011	—	(43,763)
	USD	646,264	GBP	417,300	2/16/2011	22,119	—
	USD	2,421,841	NOK	14,111,100	2/16/2011	19,768	—

						63,175	(341,446)

Credit Suisse London Branch	CHF	604,000	USD	647,555	2/16/2011	7,636	—
	EUR	7,649,300	USD	10,229,753	2/16/2011	—	(241,376)
	GBP	4,170,300	USD	6,536,602	2/16/2011	—	(142,907)
	JPY	285,954,700	USD	3,507,227	2/16/2011	23,072	—
	NOK	13,328,600	USD	2,287,170	2/16/2011	—	(19,045)
	USD	2,017,849	CAD	2,001,000	2/16/2011	—	(20,156)
	USD	5,365,542	SEK	35,954,500	2/16/2011	206,021	—

						236,729	(423,484)

Deutsche Bank AG London	USD	692,320	AUD	683,300	2/16/2011	—	(12,554)
	USD	1,806,472	CAD	1,792,400	2/16/2011	—	(17,035)
	USD	1,800,232	CHF	1,678,500	2/16/2011	—	(21,915)
	USD	2,137,719	EUR	1,597,900	2/16/2011	49,647	—
	USD	1,491,862	SEK	10,000,700	2/16/2011	57,861	—

						107,508	(51,504)

Goldman Sachs International	EUR	273,200	USD	365,281	2/16/2011	—	(8,703)
	GBP	209,600	USD	324,584	2/16/2011	—	(11,129)
	JPY	254,200,600	USD	3,117,782	2/16/2011	20,529	—
	NOK	14,965,900	USD	2,567,050	2/16/2011	—	(22,464)
	USD	1,578,693	AUD	1,555,500	2/16/2011	—	(31,239)
	USD	971,899	SEK	6,509,000	2/16/2011	36,746	—

						57,275	(73,535)

HSBC Bank USA	EUR	122,500	USD	163,800	2/16/2011	—	(3,891)
	HKD	7,214,200	USD	928,540	2/16/2011	3,086	—
	USD	1,714,266	AUD	1,688,100	2/16/2011	—	(34,898)
	USD	3,178,495	CHF	2,964,900	2/16/2011	—	(37,278)
	USD	2,502,558	GBP	1,615,700	2/16/2011	85,285	—
	USD	2,568,930	NOK	14,979,300	2/16/2011	22,903	—
	USD	526,826	NZD	692,500	2/16/2011	6,994	—

						118,268	(76,067)

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

JPMorgan Chase Bank N.A.	AUD	1,076,300	USD	1,072,290	2/16/2011	$1,558	$—
	EUR	3,591,300	USD	4,800,993	2/16/2011	—	(115,138)
	GBP	374,600	USD	580,151	2/16/2011	—	(19,841)
	HKD	13,952,200	USD	1,795,904	2/16/2011	6,085	—
	JPY	215,511,100	USD	2,636,021	2/16/2011	10,171	—
	SEK	21,367,800	USD	3,187,273	2/16/2011	—	(123,913)
	SGD	262,100	USD	202,919	2/16/2011	—	(1,962)
	USD	1,572,059	AUD	1,548,300	2/16/2011	—	(31,768)
	USD	1,468,426	CAD	1,455,900	2/16/2011	—	(14,932)
	USD	392,689	CHF	366,300	2/16/2011	—	(4,606)
	USD	1,744,196	NOK	10,171,800	2/16/2011	15,806	—
	USD	2,807,273	SEK	18,480,000	2/16/2011	56,416	—

						90,036	(312,160)

Royal Bank of Scotland PLC	EUR	1,049,100	USD	1,402,940	2/16/2011	—	(33,173)
	GBP	672,800	USD	1,042,039	2/16/2011	—	(35,575)
	JPY	211,283,700	USD	2,545,679	2/16/2011	—	(28,663)
	USD	8,171,739	AUD	8,050,300	2/16/2011	—	(163,083)
	USD	2,047,187	CAD	2,030,400	2/16/2011	—	(20,142)
	USD	2,841,089	CHF	2,649,600	2/16/2011	—	(33,924)
	USD	934,130	ILS	3,312,800	2/16/2011	—	(41,180)
	USD	1,726,453	JPY	142,232,700	2/16/2011	6,552	—

						6,552	(355,740)

State Street Bank & Trust Company	CAD	2,063,800	USD	2,082,173	2/16/2011	21,784	—
	NOK	5,490,100	USD	942,102	2/16/2011	—	(7,837)
	USD	1,848,201	CAD	1,837,500	2/16/2011	—	(13,738)
	USD	3,499,092	EUR	2,616,300	2/16/2011	82,362	—
	USD	935,230	ILS	3,312,700	2/16/2011	—	(42,306)
	USD	988,284	SEK	6,618,300	2/16/2011	37,298	—

						141,444	(63,881)

UBS AG	EUR	6,296,900	USD	8,448,012	2/16/2011	—	(171,816)
	GBP	2,299,800	USD	3,561,976	2/16/2011	—	(121,580)
	ILS	6,853,200	USD	1,933,038	2/16/2011	85,790	—
	NOK	3,381,900	USD	580,203	2/16/2011	—	(4,959)
	USD	1,610,893	AUD	1,592,500	2/16/2011	—	(26,631)
	USD	1,427,909	CAD	1,416,000	2/16/2011	—	(14,249)
	USD	2,691,813	CHF	2,509,900	2/16/2011	—	(32,654)
	USD	1,589,035	EUR	1,187,700	2/16/2011	36,808	—

						122,598	(371,889)

Westpac Banking Corp.	GBP	1,217,200	USD	1,884,706	2/16/2011	—	(64,865)
	JPY	28,109,900	USD	344,911	2/16/2011	2,412	—
	USD	3,714,345	AUD	3,664,200	2/16/2011	—	(69,100)
	USD	1,695,541	CAD	1,680,900	2/16/2011	—	(17,418)
	USD	3,918,813	EUR	2,931,400	2/16/2011	93,980	—

						96,392	(151,383)

Net Unrealized Appreciation/(Depreciation)						$1,410,910	$(2,452,123)

AUD  — Australian Dollar
CAD  — Canada Dollar
CHF  — Swiss Franc
DKK  — Danish Krone
EUR  — Euro Dollar
GBP  — British Pound
HKD  — Hong Kong Dollar
ILS  — Israeli Shekel
JPY  — Japanese Yen
NOK  — Norwegian Krone
NZD  — New Zealand Dollar
SEK  — Swedish Krona
SGD  — Singapore Dollar
USD  — United States Dollar

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Canada	$21,610,623	$—		$—	$21,610,623
France	—	40,079,674	#	—	40,079,674
Germany	—	31,008,229	#	—	31,008,229
Japan	—	81,408,767	#	—	81,408,767
United Kingdom	—	76,197,585	#	—	76,197,585
Other Countries*	17,150,714	98,878,963	#	—	116,029,677
Preferred Stock	2,897,144	5,217,693	#	—	8,114,837
Short-Term Investment Securities:
U.S. Government Treasuries	—	9,498,574		—	9,498,574
Repurchase Agreement	—	5,230,000		—	5,230,000
Other Financial Instruments:@
Forward Foreign Currency Contracts-Appreciation	—	1,410,910		—	1,410,910

Total	$41,658,481	$348,930,395		$—	$390,588,876

Liabilities:
Other Financial Instruments:@
Forward Foreign Currency Contracts-Depreciation	$—	$2,452,123		$—	$2,452,123

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to Portfolio of Investments.

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $332,790,911 representing 86.5% of net assets. (See Note 2.)

See Notes to Financial Statements

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	5.5%
Diversified Banking Institutions	5.1
Oil Companies-Exploration & Production	4.7
Medical-Drugs	4.6
Auto-Cars/Light Trucks	3.7
Banks-Commercial	3.0
Banks-Super Regional	2.8
Insurance-Multi-line	2.7
Computers	2.6
Diversified Minerals	2.5
Telephone-Integrated	2.5
Diversified Manufacturing Operations	2.2
Food-Misc.	1.8
Insurance-Life/Health	1.8
Import/Export	1.7
Auto/Truck Parts & Equipment-Original	1.6
Cellular Telecom	1.4
Computer Services	1.4
Oil-Field Services	1.4
Chemicals-Diversified	1.4
Tobacco	1.3
Retail-Apparel/Shoe	1.3
Investment Management/Advisor Services	1.2
Multimedia	1.1
Electronic Components-Semiconductors	1.1
Web Portals/ISP	1.1
Aerospace/Defense-Equipment	1.1
Medical Products	1.1
Telecom Services	1.0
Medical-Generic Drugs	1.0
Semiconductor Equipment	0.9
Electronic Components-Misc.	0.9
Transport-Rail	0.9
Networking Products	0.9
Computers-Memory Devices	0.8
Machinery-General Industrial	0.8
Applications Software	0.8
Oil Field Machinery & Equipment	0.8
Metal-Diversified	0.8
Metal-Copper	0.7
Repurchase Agreements	0.7
Semiconductor Components-Integrated Circuits	0.7
Machinery-Construction & Mining	0.7
Electric Products-Misc.	0.7
Finance-Credit Card	0.7
Oil Refining & Marketing	0.7
Apparel Manufacturers	0.7
Medical-HMO	0.7
Cable/Satellite TV	0.7
Distribution/Wholesale	0.6
Gold Mining	0.6
Hotels/Motels	0.6
Real Estate Operations & Development	0.6
Wireless Equipment	0.5
Food-Retail	0.5
Casino Hotels	0.5
Building-Residential/Commercial	0.5
Diversified Operations	0.4
Auto-Heavy Duty Trucks	0.4
Power Converter/Supply Equipment	0.4
Finance-Leasing Companies	0.4
Finance-Investment Banker/Broker	0.4
Banks-Fiduciary	0.4
Pipelines	0.4
Chemicals-Specialty	0.4
Aerospace/Defense	0.3
Machinery-Electrical	0.3
Medical Instruments	0.3
Building Products-Doors & Windows	0.3
Metal Products-Distribution	0.3
Beverages-Wine/Spirits	0.3
Telecom Equipment-Fiber Optics	0.3
Retail-Restaurants	0.3
Retail-Jewelry	0.3
Electric-Integrated	0.3
Travel Services	0.3
Retail-Major Department Stores	0.3
Medical-Wholesale Drug Distribution	0.3
Engines-Internal Combustion	0.3
Retail-Building Products	0.3
Wire & Cable Products	0.3
Diversified Financial Services	0.3
Vitamins & Nutrition Products	0.3
Machinery-Farming	0.3
Industrial Gases	0.3
Retail-Misc./Diversified	0.3
Gas-Distribution	0.3
Brewery	0.3
Beverages-Non-alcoholic	0.3
Electronic Measurement Instruments	0.3
Cruise Lines	0.3
Television	0.3
Coal	0.3
Airlines	0.3
Auction Houses/Art Dealers	0.2
Transport-Marine	0.2
Retail-Regional Department Stores	0.2
Advertising Agencies	0.2
Industrial Audio & Video Products	0.2
Medical-Biomedical/Gene	0.2
Internet Infrastructure Software	0.2
Retail-Convenience Store	0.2
Transport-Services	0.2
Insurance-Reinsurance	0.2
Food-Confectionery	0.2
Machinery-Pumps	0.2
Retail-Home Furnishings	0.2
Shipbuilding	0.2
Auto/Truck Parts & Equipment-Replacement	0.2
Rubber-Tires	0.2
Retail-Computer Equipment	0.2
Building-Heavy Construction	0.2
Oil & Gas Drilling	0.1

100.3%

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited) — (continued)

Country Allocation*

United States	46.9%
United Kingdom	12.5
Japan	7.3
France	5.8
Switzerland	4.7
Germany	3.4
Canada	3.2
Netherlands	2.1
Australia	2.1
Jersey	1.1
Hong Kong	1.0
Italy	1.0
India	0.9
Sweden	0.8
Spain	0.8
Bermuda	0.7
China	0.7
Ireland	0.7
Taiwan	0.6
Cayman Islands	0.6
Singapore	0.5
Mexico	0.3
South Korea	0.3
Belgium	0.3
Israel	0.3
Denmark	0.3
Indonesia	0.3
Liberia	0.3
Isle of Man	0.2
Finland	0.2
Luxembourg	0.2
Norway	0.2

100.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.2%
Australia — 2.1%
Aurora Oil and Gas, Ltd.†(1)	98,130	$306,583
BHP Billiton, Ltd.(1)	24,442	1,086,239
Flight Centre, Ltd.(1)	15,605	364,255
Iluka Resources, Ltd.†(1)	35,392	303,981
Macquarie Group, Ltd.(1)	10,773	438,376

		2,499,434

Belgium — 0.3%
Bekaert SA(1)	3,402	341,468

Bermuda — 0.7%
Invesco, Ltd.	12,567	310,908
Orient Overseas International, Ltd.(1)	29,000	294,112
PartnerRe, Ltd.	3,379	276,672

		881,692

Canada — 3.2%
BCE, Inc.	8,074	293,256
First Quantum Minerals, Ltd.	4,233	489,732
Imax Corp.†	11,197	286,531
Loblaw Cos., Ltd.	6,205	242,474
Lundin Mining Corp.†	49,328	353,205
Niko Resources, Ltd.	2,512	244,590
Research In Motion, Ltd.†	5,800	341,681
SEMAFO, Inc.†	27,248	277,555
Talisman Energy, Inc.	19,032	436,005
Teck Resources, Ltd., Class B Class B	7,816	473,401
TELUS Corp.	5,610	278,161
TELUS Corp. (Non Voting Shares)	1,430	68,105

		3,784,696

Cayman Islands — 0.6%
Baidu, Inc. ADR†	3,592	390,199
Herbalife, Ltd.	4,740	309,664

		699,863

China — 0.7%
China Construction Bank Corp.(1)	560	491
China Merchants Bank Co., Ltd.(1)	116,158	272,603
Weichai Power Co., Ltd.(1)	38,000	259,493
Yanzhou Coal Mining Co., Ltd.(1)	102,000	296,863

		829,450

Denmark — 0.3%
Carlsberg A/S(1)	3,169	315,611

Finland — 0.2%
Metso Oyj(1)	5,442	290,508

France — 5.8%
AXA SA(1)	30,205	639,275
BNP Paribas(1)	12,990	970,952
France Telecom SA(1)	18,480	403,927
Pernod-Ricard SA(1)	4,104	391,083
PPR(1)	2,275	363,874
Renault SA†(1)	6,660	435,268
Rhodia SA(1)	14,219	424,465
Sanofi-Aventis SA(1)	11,292	770,369
Schneider Electric SA(1)	2,908	453,961
Societe Generale(1)	7,865	508,516
Technip SA(1)	3,371	327,343
Total SA(1)	15,451	904,249
Valeo SA†(1)	5,090	297,731

		6,891,013

Germany — 3.0%
BASF SE(1)	5,335	410,495
Bayer AG(1)	5,923	436,800
Bayerische Motoren Werke AG(1)	4,516	346,536
Continental AG (Xetra)†(1)	3,230	254,078
Deutsche Post AG(1)	15,161	278,390
Kloeckner & Co., SE†(1)	12,340	395,166
Lanxess AG(1)	4,157	302,334
Linde AG(1)	2,283	332,821
Rheinmetall AG(1)	3,760	321,767
Siemens AG(1)	4,085	523,327

		3,601,714

Greece — 0.0%
Folli Follie Group†(1)	1,150	22,629

Hong Kong — 1.0%
CNOOC, Ltd.(1)	155,000	345,406
Galaxy Entertainment Group, Ltd.†(1)	186,000	285,523
Sun Hung Kai Properties, Ltd.(1)	19,000	315,504
Wharf Holdings, Ltd.(1)	40,000	304,837

		1,251,270

India — 0.9%
ICICI Bank, Ltd. ADR	7,674	332,591
Tata Motors, Ltd. ADR	11,083	268,874
Yes Bank, Ltd.(1)	79,552	457,265

		1,058,730

Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk PT(1)	580,000	313,159

Ireland — 0.7%
Accenture PLC, Class A	6,440	331,467
Covidien PLC	9,895	469,715

		801,182

Isle of Man — 0.2%
Genting Singapore PLC†(1)	190,000	302,336

Israel — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	5,844	319,375

Italy — 1.0%
Fiat Industrial SpA†	34,730	470,037
Intesa Sanpaolo SpA(1)	121,760	405,051
Telecom Italia SpA RSP(1)	255,893	304,148

		1,179,236

Japan — 7.3%
Aisin Seiki Co., Ltd.(1)	11,100	420,489
Asahi Glass Co., Ltd.(1)	32,000	397,945
Honda Motor Co., Ltd.(1)	16,300	688,536
International Power PLC(1)	55,040	372,647
Isuzu Motors, Ltd.(1)	85,000	399,220
ITOCHU Corp.(1)	37,300	404,344
JX Holdings, Inc.(1)	70,600	483,786
Komatsu, Ltd.(1)	15,000	445,578

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

Marubeni Corp.(1)	70,000	$524,921
Mitsubishi Corp.(1)	18,400	510,991
Mitsubishi Electric Corp.(1)	41,000	451,335
Mitsui & Co., Ltd.(1)	19,900	333,766
Mitsui Fudosan Co., Ltd.(1)	16,000	324,360
Murata Manufacturing Co., Ltd.(1)	4,700	355,445
Nippon Telegraph & Telephone Corp.(1)	9,800	455,359
Nissan Motor Co., Ltd.(1)	49,500	499,255
ORIX Corp.(1)	4,530	445,989
SMC Corp.(1)	2,400	405,216
Sumitomo Corp.(1)	21,700	311,397
Sumitomo Electric Industries, Ltd.(1)	33,300	482,390

		8,712,969

Jersey — 1.1%
Informa PLC(1)	44,092	304,578
Petrofac, Ltd.(1)	12,470	313,222
Shire PLC(1)	12,141	320,539
WPP PLC(1)	29,993	371,402

		1,309,741

Liberia — 0.3%
Royal Caribbean Cruises, Ltd.†	6,807	305,634

Luxembourg — 0.2%
Subsea 7 SA(1)	11,800	288,470

Mexico — 0.3%
Compartamos SAB de CV†	170,908	345,169

Netherlands — 2.1%
Aegon NV†(1)	43,995	325,521
AerCap Holdings NV†	19,787	295,222
ASML Holding NV(1)	8,897	373,078
Chicago Bridge & Iron Co.†	6,948	228,520
ING Groep NV†(1)	46,329	527,560
Koninklijke KPN NV(1)	29,736	469,326
Nutreco Holding NV(1)	4,118	293,098

		2,512,325

Norway — 0.2%
Telenor ASA(1)	17,242	266,209

Singapore — 0.5%
Singapore Airlines, Ltd.(1)	24,000	278,060
Yangzijiang Shipbuilding Holdings, Ltd.(1)	180,000	263,350

		541,410

South Korea — 0.3%
Hyundai Motor Co.(1)	2,149	343,012

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA(1)	29,310	359,805
Telefonica SA(1)	23,540	592,709

		952,514

Sweden — 0.8%
Atlas Copco AB, Class A(1)	16,000	384,190
Tele2 AB, Class B(1)	11,556	256,020
Volvo AB, Class B†(1)	20,146	350,634

		990,844

Switzerland — 4.7%
ACE, Ltd.	5,681	349,893
Cie Financiere Richemont SA, Class A(1)	6,885	374,077
Credit Suisse Group AG(1)	19,325	863,935
GAM Holding AG†(1)	14,300	255,989
Nestle SA(1)	21,107	1,140,953
Novartis AG(1)	19,117	1,065,994
Swiss Life Holding AG†(1)	1,592	254,135
Tyco Electronics, Ltd.	9,360	339,113
UBS AG†(1)	22,284	399,608
Zurich Financial Services AG(1)	1,857	507,308

		5,551,005

Taiwan — 0.6%
Hon Hai Precision Industry Co., Ltd. GDR	43,330	384,337
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,957	365,398

		749,735

United Kingdom — 12.5%
ARM Holdings PLC(1)	38,783	322,616
Ashmore Group PLC(1)	59,701	334,025
AstraZeneca PLC(1)	8,373	406,649
Aviva PLC(1)	65,237	465,758
Barclays PLC(1)	182,656	858,890
BG Group PLC(1)	29,253	658,455
BP PLC(1)	87,846	682,839
British American Tobacco PLC(1)	11,220	414,135
BT Group PLC(1)	130,970	369,308
Burberry Group PLC(1)	24,836	427,104
Centrica PLC(1)	61,950	317,337
Cookson Group PLC†(1)	37,458	398,977
EnQuest PLC†(1)	134,373	304,604
GKN PLC(1)	104,810	338,754
GlaxoSmithKline PLC(1)	21,825	394,750
IMI PLC(1)	18,687	260,843
Inchcape PLC†(1)	68,306	407,847
Intercontinental Hotels Group PLC(1)	15,450	325,244
International Personal Finance PLC(1)	61,576	337,698
J Sainsbury PLC(1)	62,006	379,132
Renishaw PLC(1)	11,778	307,532
Rio Tinto PLC(1)	13,591	938,355
Royal Dutch Shell PLC, Class A	33,887	1,195,867
Standard Chartered PLC(1)	20,213	526,923
Taylor Woodrow PLC†(1)	429,480	238,434
The Weir Group PLC(1)	10,525	267,190
Travis Perkins PLC(1)	21,231	344,363
Unilever PLC(1)	25,336	736,766
Vodafone Group PLC(1)	408,286	1,147,520
Xstrata PLC(1)	36,989	819,049

		14,926,964

United States — 46.2%
Abbott Laboratories	8,147	367,919
Abercrombie & Fitch Co., Class A	8,345	420,671
Actuant Corp., Class A	11,010	305,307
Aflac, Inc.	6,752	388,780
Altria Group, Inc.	19,135	449,864
American Express Co.	11,429	495,790
American Financial Group, Inc.	6,340	206,240

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
United States (continued)

Ameriprise Financial, Inc.	6,632	$408,863
AmerisourceBergen Corp.	10,123	363,011
Anadarko Petroleum Corp.	6,963	536,708
Analog Devices, Inc.	12,668	491,898
Apache Corp.	2,900	346,144
Apple, Inc.†	5,058	1,716,281
Assurant, Inc.	7,325	287,360
Autoliv, Inc.	3,069	235,699
Bank of America Corp.	58,828	807,708
BB&T Corp.	14,008	387,181
BE Aerospace, Inc.†	11,739	454,182
Brinker International, Inc.	16,087	378,527
Cameron International Corp.†	6,355	338,722
Capital One Financial Corp.	8,992	433,055
Casey’s General Stores, Inc.	6,610	280,859
CBS Corp., Class B	15,288	303,161
CenturyLink, Inc.	7,169	309,988
Chevron Corp.	13,682	1,298,832
Cimarex Energy Co.	4,098	426,725
Cisco Systems, Inc.†	49,579	1,048,596
Citigroup, Inc.†	256,009	1,233,963
Coca-Cola Enterprises, Inc.	12,346	310,625
Cognizant Technology Solutions Corp., Class A†	5,092	371,461
Comcast Corp., Class A	18,539	421,762
Complete Production Services, Inc.†	9,340	260,960
Concho Resources, Inc.†	4,148	399,245
Cooper Cos., Inc.	7,893	452,585
Corning, Inc.	17,457	387,720
CSX Corp.	6,184	436,590
Cummins, Inc.	3,351	354,804
Danaher Corp.	8,636	397,774
Deere & Co.	3,670	333,603
Devon Energy Corp.	2,790	247,445
Discover Financial Services	15,799	325,301
Dow Chemical Co.	11,791	418,345
East West Bancorp, Inc.	11,700	254,007
El Paso Corp.	27,102	430,380
EMC Corp.†	16,143	401,799
Emerson Electric Co.	6,383	375,831
Endo Pharmaceuticals Holdings, Inc.†	9,430	313,265
Express, Inc.	17,724	308,398
Exxon Mobil Corp.	10,083	813,496
Ford Motor Co.†	13,870	221,227
Forest Laboratories, Inc.†	10,318	332,859
Fossil, Inc.†	4,264	302,957
Freeport-McMoRan Copper & Gold, Inc.	3,811	414,446
GameStop Corp., Class A†	12,017	253,198
Gardner Denver, Inc.	4,991	360,051
General Electric Co.	32,550	655,557
General Motors Co.†	10,785	393,545
Gilead Sciences, Inc.†	7,399	283,974
Goldman Sachs Group, Inc.	2,891	473,025
Goodrich Corp.	4,393	398,094
Google, Inc., Class A†	1,519	911,947
Guess?, Inc.	10,844	463,906
Halliburton Co.	9,317	419,265
Hartford Financial Services Group, Inc.	17,524	486,817
Hess Corp.	6,789	571,091
Hewlett-Packard Co.	23,105	1,055,667
Humana, Inc.†	5,792	335,762
Intel Corp.	29,532	633,757
International Business Machines Corp.	5,918	958,716
Interpublic Group of Cos., Inc.†	26,840	286,920
J.M. Smucker Co.	4,372	271,764
Kansas City Southern†	6,740	336,865
Lam Research Corp.†	7,046	351,525
Legg Mason, Inc.	5,330	176,583
Lennar Corp., Class A	16,527	319,963
Limited Brands, Inc.	9,770	285,675
Lincoln National Corp.	7,968	229,797
Macy’s, Inc.	12,607	291,852
Marathon Oil Corp.	7,450	340,465
Mead Johnson Nutrition Co.	427	24,753
Medtronic, Inc.	10,450	400,444
Merck & Co., Inc.	15,168	503,123
MetroPCS Communications, Inc.†	18,630	240,886
MGM Resorts International†	21,040	312,023
Microsoft Corp.	34,241	949,332
Mylan, Inc.†	19,783	458,174
National Oilwell Varco, Inc.	4,714	348,365
NetApp, Inc.†	4,589	251,156
Newfield Exploration Co.†	3,744	273,948
Newmont Mining Corp.	7,621	419,688
News Corp., Class B	23,157	383,943
NII Holdings, Inc.†	6,915	290,292
Norfolk Southern Corp.	4,748	290,530
Northrop Grumman Corp.	5,934	411,226
NVIDIA Corp.†	16,930	404,966
Occidental Petroleum Corp.	5,185	501,286
Parker Hannifin Corp.	3,113	278,333
Pfizer, Inc.	56,857	1,035,935
Philip Morris International, Inc.	6,422	367,595
Pier 1 Imports, Inc.†	28,204	264,271
Pioneer Natural Resources Co.	3,996	380,259
PNC Financial Services Group, Inc.	9,054	543,240
Principal Financial Group, Inc.	9,360	306,727
Prudential Financial, Inc.	8,218	505,489
QEP Resources, Inc.	8,414	341,945
QUALCOMM, Inc.	11,842	641,007
Reynolds American, Inc.	12,232	389,100
Rowan Cos., Inc.†	2,627	90,054
RPC, Inc.	16,635	292,443
SanDisk Corp.†	7,084	321,401
Sotheby’s	7,324	295,157
Starwood Hotels & Resorts Worldwide, Inc.	6,103	359,894
State Street Corp.	9,381	438,280
SunTrust Banks, Inc.	10,030	305,213
TIBCO Software, Inc.†	12,919	283,960
Time Warner Cable, Inc.	4,561	309,373
United Technologies Corp.	5,335	433,735
US Bancorp	19,299	521,073
Valero Energy Corp.	12,690	321,818
Veeco Instruments, Inc.†	8,486	367,104
VF Corp.	4,392	363,306
Viacom, Inc., Class B	8,907	370,086

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
United States (continued)

Watson Pharmaceuticals, Inc.†	6,474	$352,962
WellPoint, Inc.†	6,913	429,436
Wells Fargo & Co.	42,729	1,385,274
Whiting Petroleum Corp.†	3,246	409,905
Zimmer Holdings, Inc.†	6,042	357,445

		55,080,655

Total Common Stock (cost $94,675,373)		118,260,022

PREFERRED STOCK — 0.4%
Germany — 0.4%
Volkswagen AG(1) (cost $277,301)	2,730	440,771

Total Long-Term Investment Securities (cost $94,952,674)		118,700,793

REPURCHASE AGREEMENT — 0.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 01/31/11, to be repurchased 02/01/11 in the amount of $873,000 collateralized by $850,000 of United States Treasury Notes, bearing interest at 3.13% due 04/30/17 and having approximate value of $891,055 (cost $873,000)	$873,000	873,000

TOTAL INVESTMENTS — (cost $95,825,674)(2)	100.3%	119,573,793
Liabilities in excess of other assets	(0.3)	(300,726)

NET ASSETS —	100.0%	$119,273,067

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2011. The aggregate value of these securities was $52,546,787 representing 44.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt
RSP — Risparmio Savings Shares

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
France	$—	$6,891,013	#	$—	$6,891,013
Japan	—	8,712,969	#	—	8,712,969
United Kingdom	1,195,867	13,731,097	#	—	14,926,964
United States	55,080,655	—		—	55,080,655
Other Countries*	9,877,484	22,770,937	#	—	32,648,421
Preferred Stock	—	440,771	#	—	440,771
Repurchase Agreement	—	873,000		—	873,000

Total	$66,154,006	$53,419,787		$—	$119,573,793

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to Portfolio of Investments.

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $52,546,787 representing 44.1% of net assets. (See Note 2.)

See Notes to Financial Statements

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Repurchase Agreements	7.2%
Banks-Commercial	6.5
Oil Companies-Integrated	6.0
Diversified Banking Institutions	4.8
Medical-Drugs	4.8
Diversified Minerals	4.2
Auto-Cars/Light Trucks	3.6
Food-Misc.	2.9
Chemicals-Diversified	2.4
Diversified Manufacturing Operations	1.9
Electric-Integrated	1.9
Metal-Diversified	1.7
Agricultural Chemicals	1.6
Real Estate Operations & Development	1.6
Telephone-Integrated	1.6
Electronic Components-Misc.	1.4
Insurance-Multi-line	1.4
Cellular Telecom	1.2
Brewery	1.1
Food-Retail	1.1
Tobacco	1.1
Import/Export	1.0
Oil-Field Services	1.0
Steel-Producers	1.0
Engineering/R&D Services	0.9
Enterprise Software/Service	0.9
Gold Mining	0.9
Multimedia	0.8
Oil Companies-Exploration & Production	0.8
Telecom Services	0.8
Wireless Equipment	0.8
Audio/Video Products	0.7
Diversified Operations	0.7
Insurance-Life/Health	0.7
Machinery-Construction & Mining	0.7
Machinery-General Industrial	0.7
Office Automation & Equipment	0.7
Real Estate Investment Trusts	0.7
Retail-Apparel/Shoe	0.7
Electric Products-Misc.	0.6
Medical Products	0.6
Auto/Truck Parts & Equipment-Original	0.5
Beverages-Wine/Spirits	0.5
Building & Construction-Misc.	0.5
Building-Heavy Construction	0.5
Industrial Gases	0.5
Insurance-Property/Casualty	0.5
Power Converter/Supply Equipment	0.5
Retail-Jewelry	0.5
Transport-Rail	0.5
Building Products-Cement	0.4
Cosmetics & Toiletries	0.4
Industrial Automated/Robotic	0.4
Insurance-Reinsurance	0.4
Metal Processors & Fabrication	0.4
Soap & Cleaning Preparation	0.4
Building & Construction Products-Misc.	0.3
Electronic Components-Semiconductors	0.3
Gas-Distribution	0.3
Hotels/Motels	0.3
Machinery-Electrical	0.3
Mining	0.3
Oil & Gas Drilling	0.3
Paper & Related Products	0.3
Photo Equipment & Supplies	0.3
Real Estate Management/Services	0.3
Rubber-Tires	0.3
Semiconductor Equipment	0.3
Toys	0.3
Transport-Marine	0.3
Transport-Services	0.3
Aerospace/Defense	0.2
Airlines	0.2
Building-Residential/Commercial	0.2
Cable/Satellite TV	0.2
Commercial Services	0.2
Computers-Integrated Systems	0.2
Diversified Financial Services	0.2
Electric-Transmission	0.2
Electronic Measurement Instruments	0.2
Finance-Investment Banker/Broker	0.2
Finance-Other Services	0.2
Machine Tools & Related Products	0.2
Machinery-Farming	0.2
Metal-Aluminum	0.2
Oil Refining & Marketing	0.2
Publishing-Books	0.2
Retail-Misc./Diversified	0.2
Water	0.2
Apparel Manufacturers	0.1
Appliances	0.1
Applications Software	0.1
Athletic Footwear	0.1
Bicycle Manufacturing	0.1
Building Products-Air & Heating	0.1
Building Products-Doors & Windows	0.1
Casino Hotels	0.1
Chemicals-Specialty	0.1
Circuit Boards	0.1
Commercial Services-Finance	0.1
Computers-Memory Devices	0.1
Containers-Paper/Plastic	0.1
Cruise Lines	0.1
Dialysis Centers	0.1
Distribution/Wholesale	0.1
Filtration/Separation Products	0.1
Food-Catering	0.1
Food-Meat Products	0.1
Food-Wholesale/Distribution	0.1
Investment Companies	0.1
Investment Management/Advisor Services	0.1
Medical Instruments	0.1
Medical-Biomedical/Gene	0.1
Metal-Iron	0.1
Non-Ferrous Metals	0.1
Optical Supplies	0.1
Precious Metals	0.1
Printing-Commercial	0.1
Publishing-Periodicals	0.1
Resorts/Theme Parks	0.1
Retail-Consumer Electronics	0.1
Retail-Major Department Stores	0.1
Security Services	0.1
Seismic Data Collection	0.1

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited) — (continued)

Shipbuilding	0.1%
Steel Pipe & Tube	0.1
Textile-Products	0.1
Transport-Truck	0.1
Web Portals/ISP	0.1

94.7%

Country Allocation*

Japan	18.2%
United Kingdom	16.8
Germany	9.3
United States	7.4
Switzerland	7.3
France	6.9
Australia	5.4
Sweden	3.6
Netherlands	2.7
Hong Kong	2.6
Norway	1.8
Singapore	1.7
Russia	1.6
Italy	1.5
Finland	1.1
Poland	1.0
Spain	0.9
Denmark	0.8
Jersey	0.8
Bermuda	0.6
South Korea	0.6
Austria	0.6
Belgium	0.5
Luxembourg	0.4
Brazil	0.3
Egypt	0.2
Turkey	0.1

94.7%

*	Calculated as a percentage of net assets

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 87.1%
Australia — 5.4%
AGL Energy, Ltd.(1)	2,582	$38,300
Alumina, Ltd.(1)	81,288	194,324
Amcor, Ltd.(1)	42,795	294,325
AMP, Ltd.(1)	7,604	40,493
Australia and New Zealand Banking Group, Ltd.(1)	113,775	2,693,926
BHP Billiton, Ltd.(1)	170,619	7,582,559
BlueScope Steel, Ltd.(1)	47,914	101,761
Boral, Ltd.(1)	31,154	150,271
Brambles, Ltd.(1)	5,209	37,390
Caltex Australia, Ltd.(1)	2,974	40,007
Coca-Cola Amatil, Ltd.(1)	2,891	32,480
Commonwealth Bank of Australia(1)	1,504	78,913
CSL, Ltd.(1)	1,307	48,551
CSR, Ltd.(1)	12,018	19,262
DuluxGroup, Ltd.(1)	17,979	48,077
Fortescue Metals Group, Ltd.†(1)	68,921	442,309
Foster’s Group, Ltd.(1)	10,441	58,894
Incitec Pivot, Ltd.(1)	86,004	370,689
Insurance Australia Group, Ltd.(1)	8,930	33,970
Leighton Holdings, Ltd.(1)	1,087	34,286
Lend Lease Group(1)	2,197	19,336
Macquarie Group, Ltd.(1)	1,050	42,727
National Australia Bank, Ltd.(1)	2,416	59,623
Newcrest Mining, Ltd.(1)	73,515	2,749,938
OneSteel, Ltd.(1)	43,122	117,557
Orica, Ltd.(1)	17,979	455,870
Origin Energy, Ltd.(1)	4,116	67,637
OZ Minerals, Ltd.(1)	150,367	249,768
QBE Insurance Group, Ltd.(1)	3,299	57,708
Rio Tinto, Ltd.(1)	14,365	1,223,838
Santos, Ltd.(1)	2,872	38,840
Sims Metal Management, Ltd.(1)	8,179	157,243
Sonic Healthcare, Ltd.(1)	626	7,464
Stockland(1)	744	2,675
Suncorp-Metway, Ltd.(1)	3,209	27,527
TABCORP Holdings, Ltd.(1)	2,037	14,144
Telstra Corp., Ltd.(1)	10,966	30,681
Transurban Group(1)	4,298	22,401
Wesfarmers, Ltd.(1)	2,438	82,680
Wesfarmers, Ltd. PPS(1)	680	23,386
Westpac Banking Corp.(1)	2,547	58,602
Woodside Petroleum, Ltd.(1)	2,998	125,008
Woolworths, Ltd.(1)	5,261	140,203

		18,115,643

Austria — 0.6%
Erste Group Bank AG(1)	13,921	697,548
OMV AG(1)	4,778	211,764
Raiffeisen Bank International AG(1)	3,897	229,147
Telekom Austria AG(1)	18,635	256,487
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A(1)	2,501	99,937
Vienna Insurance Group(1)	1,819	98,953
Voestalpine AG(1)	7,777	349,832

		1,943,668

Belgium — 0.5%
Ageas(1)	12,266	34,736
Anheuser-Busch InBev NV (Xetra)(1)	16,803	929,637
Anheuser-Busch InBev NV (Brussells)†(1)	10,360	57
Belgacom SA(1)	2,720	97,901
Compagnie Nationale a Portefeuille(1)	1,104	61,069
Groupe Bruxelles Lambert SA(1)	2,450	220,511
Solvay SA(1)	1,616	168,972
UCB SA(1)	2,552	91,390
Umicore SA(1)	3,880	199,484

		1,803,757

Bermuda — 0.6%
Cheung Kong Infrastructure Holdings, Ltd.(1)	14,000	66,403
Esprit Holdings, Ltd.(1)	48,983	231,695
Kerry Properties, Ltd.(1)	31,500	168,165
Li & Fung, Ltd.(1)	66,000	429,504
Noble Group, Ltd.(1)	76,090	130,540
NWS Holdings, Ltd.(1)	8,446	14,459
Seadrill, Ltd.(1)	28,456	935,002
Shangri-La Asia, Ltd.(1)	2,000	5,188
Yue Yuen Industrial Holdings, Ltd.(1)	20,000	68,997

		2,049,953

Brazil — 0.3%
All America Latina Logistica SA	22,600	190,892
Banco do Brasil SA	18,100	323,139
BRF — Brasil Foods SA	32,702	536,549

		1,050,580

Canada — 0.0%
Etrion Corp.†(1)	1,536	1,430

Denmark — 0.8%
AP Moller — Maersk A/S, Series B(1)	69	670,478
DSV A/S(1)	8,396	175,423
Novo Nordisk A/S, Class B(1)	13,487	1,523,266
Novozymes A/S(1)	1,382	191,664
Vestas Wind Systems A/S†(1)	6,675	230,086

		2,790,917

Egypt — 0.2%
Commercial International Bank Egypt SAE(2)	25,056	139,621
Egyptian Co. for Mobile Services(2)	1,596	32,135
Egyptian Financial Group-Hermes Holding SAE(2)	10,636	41,400
ElSwedy Cables Holding Co.†(2)	3,031	20,957
Ezz Steel†(2)	10,901	26,240
Orascom Construction Industries(2)	4,187	141,459
Orascom Telecom Holding SAE†(2)	132,917	77,833
Talaat Moustafa Group†(2)	26,101	25,756
Telecom Egypt(2)	16,443	39,834

		545,235

Finland — 1.1%
Fortum Oyj(1)	11,689	360,212
Kesko Oyj, Class B(1)	10,692	514,493
Kone OYJ, Class B(1)	3,724	202,904

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Finland (continued)

Metso Oyj(1)	10,092	$538,737
Neste Oil Oyj(1)	3,515	66,406
Nokia Oyj(1)	94,312	1,009,342
Outokumpu Oyj(1)	6,005	112,233
Rautaruukki Oyj(1)	2,491	62,309
Sampo Oyj, Class A(1)	9,734	286,386
Stora Enso Oyj, Class R(1)	18,946	225,982
UPM-Kymmene Oyj(1)	16,081	331,788
Wartsila Oyj(1)	2,057	158,863

		3,869,655

France — 6.9%
Accor SA(1)	4,171	190,636
Air Liquide SA(1)	7,447	929,640
Alcatel-Lucent†(1)	49,124	163,529
Alstom SA(1)	11,861	662,424
Atos Origin SA†(1)	405	22,561
AXA SA(1)	26,381	558,342
BNP Paribas(1)	26,847	2,006,709
Bouygues SA(1)	14,939	695,136
Cap Gemini SA(1)	2,128	107,456
Carrefour SA(1)	12,507	613,135
Casino Guichard Perrachon SA(1)	478	46,731
Cie Generale d’Optique Essilor International SA(1)	4,077	272,447
Cie Generale de Geophysique-Veritas†(1)	10,243	310,330
CNP Assurances(1)	4,516	99,476
Compagnie de St. Gobain(1)	4,821	279,058
Compagnie Generale des Etablissements Michelin, Class B(1)	3,026	220,232
Credit Agricole SA(1)	18,351	271,396
Danone(1)	10,329	621,732
Dassault Systemes SA(1)	850	66,892
Edenred†(1)	4,171	99,789
EDF SA(1)	2,210	97,373
Eurazeo(1)	575	42,352
Fonciere Des Regions(1)	468	47,101
France Telecom SA(1)	28,334	619,311
GDF Suez(1)	13,862	549,761
Gecina SA(1)	438	52,335
Hermes International(1)	875	176,695
ICADE(1)	400	43,410
Imerys SA(1)	900	59,324
Klepierre(1)	1,744	63,463
L’Oreal SA(1)	1,002	116,417
Lafarge SA(1)	7,973	472,215
Lagardere SCA(1)	3,707	165,085
LVMH Moet Hennessy Louis Vuitton SA(1)	2,596	405,064
Neopost SA(1)	996	90,134
Pernod-Ricard SA(1)	2,302	219,365
Peugeot SA†(1)	2,386	99,934
PPR(1)	2,692	430,572
Publicis Groupe SA(1)	1,844	94,938
Renault SA†(1)	2,306	150,710
Safran SA(1)	1,189	42,959
Sanofi-Aventis SA(1)	23,573	1,608,211
Schneider Electric SA(1)	7,648	1,193,911
SCOR SE(1)	3,053	84,446
Societe BIC SA(1)	589	50,593
Societe Generale(1)	15,914	1,028,929
Societe Television Francaise 1(1)	5,707	110,707
Sodexo(1)	2,147	147,888
Technip SA(1)	11,138	1,081,561
Thales SA(1)	1,924	71,475
Total SA(1)	57,502	3,365,228
Unibail-Rodamco SE(1)	3,218	614,652
Vallourec SA(1)	1,552	168,699
Veolia Environnement SA(1)	6,038	188,618
Vinci SA(1)	14,625	846,027
Vivendi SA(1)	18,739	536,708

		23,373,822

Germany — 8.9%
Adidas AG(1)	3,179	197,951
Allianz SE(1)	11,505	1,598,177
BASF SE(1)	28,142	2,165,354
Bayer AG(1)	25,894	1,909,588
Bayerische Motoren Werke AG(1)	17,553	1,346,933
Beiersdorf AG(1)	2,716	148,794
Celesio AG(1)	4,040	102,090
Commerzbank AG†(1)	17,560	133,697
Daimler AG (Xetra)†(1)	26,061	1,905,280
Deutsche Bank AG(1)	19,957	1,178,383
Deutsche Boerse AG(1)	1,774	134,479
Deutsche Lufthansa AG†(1)	8,514	178,817
Deutsche Post AG(1)	24,338	446,900
Deutsche Postbank AG†(1)	4,135	116,551
Deutsche Telekom AG(1)	77,404	1,031,669
E.ON AG(1)	55,372	1,848,501
Fresenius Medical Care AG & Co. KGaA(1)	8,217	480,865
GEA Group AG(1)	5,130	146,352
Hochtief AG(1)	5,164	458,410
K+S AG(1)	8,746	645,950
Linde AG(1)	3,776	550,474
MAN SE(1)	3,841	444,132
Merck KGaA(1)	1,855	158,882
Metro AG(1)	14,397	1,013,293
Muenchener Rueckversicherungs AG(1)	5,289	828,541
Puma AG Rudolf Dassler Sport(1)	273	85,351
RWE AG(1)	8,852	637,442
SAP AG(1)	51,239	2,959,960
Siemens AG(1)	45,185	5,788,620
ThyssenKrupp AG(1)	10,314	418,257
TUI AG†(1)	7,227	99,552
Volkswagen AG(1)	5,666	860,904

		30,020,149

Hong Kong — 2.6%
Bank of East Asia, Ltd.(1)	67,254	291,226
BOC Hong Kong Holdings, Ltd.(1)	160,500	514,981
Cathay Pacific Airways, Ltd.(1)	41,000	104,105
Cheung Kong Holdings, Ltd.(1)	57,000	943,235
CLP Holdings, Ltd.(1)	56,000	454,688
Hang Lung Group, Ltd.(1)	34,000	213,757
Hang Lung Properties, Ltd.(1)	83,000	362,074

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Hong Kong (continued)

Hang Seng Bank, Ltd.(1)	35,000	$579,291
Henderson Land Development Co., Ltd.(1)	45,060	311,303
Hong Kong & China Gas Co., Ltd.(1)	132,400	300,017
Hong Kong Exchanges and Clearing, Ltd.(1)	29,900	691,848
Hongkong Electric Holdings, Ltd.(1)	36,000	227,523
Hopewell Holdings, Ltd.(1)	24,500	79,397
Hutchison Whampoa, Ltd.(1)	67,000	785,758
Hysan Development Co., Ltd.(1)	23,099	110,220
MTR Corp.(1)	45,311	165,796
New World Development, Ltd.(1)	115,305	218,596
Sino Land Co., Ltd.(1)	79,732	151,384
Sun Hung Kai Properties, Ltd.(1)	49,389	820,128
Swire Pacific, Ltd., Class A(1)	31,500	497,136
The Link REIT(1)	84,580	265,928
Wharf Holdings, Ltd.(1)	57,000	434,392
Wheelock & Co., Ltd.(1)	41,000	165,027
Wing Hang Bank, Ltd.(1)	5,500	74,397

		8,762,207

Ireland — 0.0%
James Hardie Industries SE(1)	22,203	139,190

Italy — 1.5%
Assicurazioni Generali SpA(1)	29,766	649,162
Enel SpA(1)	21,472	121,326
ENI SpA(1)	85,427	2,022,187
Fiat Industrial SpA†	5,492	74,329
Fiat SpA(1)	5,492	53,462
Intesa Sanpaolo SpA(1)	123,147	409,665
Mediobanca SpA(1)	2,156	21,770
Saipem SpA(1)	19,373	971,326
Telecom Italia SpA(1)	63,371	90,017
UniCredit SpA(1)	219,121	542,658

		4,955,902

Japan — 18.2%
Advantest Corp.(1)	5,200	106,038
Aeon Co., Ltd.(1)	10,000	125,566
Aeon Credit Service Co., Ltd.(1)	2,100	29,402
Aeon Mall Co., Ltd.(1)	2,900	76,343
Aisin Seiki Co., Ltd.(1)	4,800	181,833
Ajinomoto Co., Inc.(1)	15,000	165,921
Amada Co., Ltd.(1)	8,000	69,544
Asahi Breweries, Ltd.(1)	11,900	223,114
Asahi Glass Co., Ltd.(1)	32,200	400,432
Asahi Kasei Corp.(1)	30,000	204,343
Astellas Pharma, Inc.(1)	11,101	423,328
Bank of Kyoto, Ltd.(1)	8,000	73,783
Benesse Holdings, Inc.(1)	1,500	67,202
Bridgestone Corp.(1)	33,300	638,302
Canon, Inc.(1)	38,700	1,893,110
Casio Computer Co., Ltd.(1)	8,900	66,420
Central Japan Railway Co.(1)	40	337,457
Chubu Electric Power Co., Inc.(1)	6,200	154,934
Chugai Pharmaceutical Co., Ltd.(1)	5,705	104,878
Chuo Mitsui Trust Holdings, Inc.(1)	31,518	126,491
Citizen Holdings Co., Ltd.(1)	10,900	70,361
Credit Saison Co., Ltd.(1)	2,800	47,807
Dai Nippon Printing Co., Ltd.(1)	11,400	155,508
Daicel Chemical Industries, Ltd.(1)	6,000	43,567
Daiichi Sankyo Co., Ltd.(1)	26,300	570,394
Daikin Industries, Ltd.(1)	12,700	441,352
Daito Trust Construction Co., Ltd.(1)	2,800	195,909
Daiwa House Industry Co., Ltd.(1)	17,400	211,763
Daiwa Securities Group, Inc.(1)	46,000	226,436
Denki Kagaku Kogyo K.K.(1)	12,000	58,356
Denso Corp.(1)	28,309	1,039,746
Dowa Holdings Co., Ltd.(1)	15,000	105,149
East Japan Railway Co.(1)	9,200	606,950
Eisai Co., Ltd.(1)	5,100	176,465
FamilyMart Co., Ltd.(1)	1,500	55,908
FANUC Corp.(1)	8,000	1,259,989
Fast Retailing Co., Ltd.(1)	3,800	553,045
Fuji Media Holdings, Inc.(1)	13	20,153
FUJIFILM Holdings Corp.(1)	21,800	792,006
Fujitsu, Ltd.(1)	84,400	524,544
Fukuoka Financial Group, Inc.(1)	17,000	72,745
Furukawa Electric Co., Ltd.(1)	16,600	73,641
Hirose Electric Co., Ltd.(1)	700	75,494
Hitachi Construction Machinery Co., Ltd.(1)	4,500	105,684
Hitachi, Ltd.(1)	90,800	503,134
Hokuhoku Financial Group, Inc.(1)	32,000	64,638
Honda Motor Co., Ltd.(1)	44,404	1,875,689
Hoya Corp.(1)	11,300	265,678
Ibiden Co., Ltd.(1)	5,500	185,350
IHI Corp.(1)	31,000	70,119
Inpex Corp.(1)	49	319,540
International Power PLC(1)	7,089	47,996
Isetan Mitsukoshi Holdings, Ltd.(1)	6,940	77,731
ITOCHU Corp.(1)	42,700	462,882
ITOCHU Techno-Solutions Corp.(1)	1,200	41,733
J Front Retailing Co., Ltd.(1)	8,500	43,946
Japan Real Estate Investment Corp.(1)	17	170,498
Japan Retail Fund Investment Corp.(1)	55	100,881
Japan Tobacco, Inc.(1)	206	772,480
JFE Holdings, Inc.(1)	10,000	322,644
JGC Corp.(1)	21,000	514,721
JS Group Corp.(1)	6,200	135,360
JSR Corp.(1)	4,200	86,363
JX Holdings, Inc.(1)	57,800	396,074
Kajima Corp.(1)	34,800	91,440
Kaneka Corp.(1)	7,000	48,874
Kansai Electric Power Co., Inc.(1)	10,700	264,497
Kao Corp.(1)	15,600	407,011
Kawasaki Heavy Industries, Ltd.(1)	30,000	106,515
Kawasaki Kisen Kaisha, Ltd.(1)	69,000	288,516
Keikyu Corp.(1)	11,000	94,236
Keio Corp.(1)	5,000	33,544
Keyence Corp.(1)	2,100	556,195
Kikkoman Corp.(1)	3,000	32,405
Kintetsu Corp.(1)	40,500	125,141
Kirin Holdings Co., Ltd.(1)	28,800	386,863
Kobe Steel, Ltd.(1)	52,000	127,094
Komatsu, Ltd.(1)	43,600	1,295,145

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

Konami Corp.(1)	3,200	$63,890
Konica Minolta Holdings, Inc.(1)	13,000	125,078
Kubota Corp.(1)	58,000	592,270
Kuraray Co., Ltd.(1)	8,500	119,069
Kurita Water Industries, Ltd.(1)	1,800	56,557
Kyocera Corp.(1)	7,300	757,670
Kyowa Hakko Kirin Co., Ltd.(1)	6,016	61,326
Kyushu Electric Power Co., Inc.(1)	3,100	69,682
Lawson, Inc.(1)	1,400	69,805
Mabuchi Motor Co., Ltd.(1)	700	34,550
Makita Corp.(1)	2,300	99,396
Marubeni Corp.(1)	73,200	548,918
Marui Group Co., Ltd.(1)	10,000	84,361
Matsui Securities Co., Ltd.(1)	5,100	33,773
MEIJI Holdings Co., Ltd.(1)	800	36,176
Minebea Co., Ltd.(1)	12,000	71,008
Mitsubishi Chemical Holdings Corp.(1)	33,500	233,073
Mitsubishi Corp.(1)	52,900	1,469,100
Mitsubishi Electric Corp.(1)	87,800	966,517
Mitsubishi Estate Co., Ltd.(1)	40,000	753,763
Mitsubishi Heavy Industries, Ltd.(1)	91,400	361,347
Mitsubishi Logistics Corp.(1)	2,000	26,594
Mitsubishi Materials Corp.†(1)	50,000	154,566
Mitsubishi UFJ Financial Group, Inc.(1)	167,211	866,269
Mitsui & Co., Ltd.(1)	44,900	753,070
Mitsui Chemicals, Inc.(1)	15,000	53,625
Mitsui Fudosan Co., Ltd.(1)	28,000	567,630
Mitsui Mining & Smelting Co., Ltd.(1)	30,000	105,709
Mitsui O.S.K. Lines, Ltd.(1)	23,000	149,589
Mizuho Financial Group, Inc.(1)	389,800	748,922
Mizuho Securities Co., Ltd.(1)	21,000	55,108
MS&AD Insurance Group Holdings(1)	8,700	206,479
Murata Manufacturing Co., Ltd.(1)	5,500	415,946
Namco Bandai Holdings, Inc.(1)	2,100	23,009
NEC Corp.(1)	61,800	175,066
NGK Insulators, Ltd.(1)	17,400	292,699
NGK Spark Plug Co., Ltd.(1)	5,000	77,441
Nidec Corp.(1)	3,000	282,112
Nikon Corp.(1)	5,800	134,014
Nintendo Co., Ltd.(1)	3,200	863,771
Nippon Building Fund, Inc.(1)	20	209,887
Nippon Electric Glass Co., Ltd.(1)	18,000	270,081
Nippon Express Co., Ltd.(1)	22,400	94,238
Nippon Meat Packers, Inc.(1)	6,400	84,476
Nippon Paper Group, Inc.(1)	2,000	52,191
Nippon Sheet Glass Co., Ltd.(1)	12,000	31,067
Nippon Steel Corp.(1)	209,000	711,612
Nippon Telegraph & Telephone Corp.(1)	6,800	315,963
Nippon Yusen K.K.(1)	30,000	130,989
Nissan Chemical Industries, Ltd.(1)	5,500	67,764
Nissan Motor Co., Ltd.(1)	51,400	518,418
Nisshin Seifun Group, Inc.(1)	4,500	56,480
Nisshinbo Holdings, Inc.(1)	2,000	22,099
Nissin Foods Holdings Co., Ltd.(1)	1,900	67,542
Nitto Denko Corp.(1)	5,300	263,515
NKSJ Holdings, Inc.†(1)	24,000	163,398
Nomura Holdings, Inc.(1)	67,100	406,871
Nomura Research Institute, Ltd.(1)	3,600	78,375
NSK, Ltd.(1)	17,000	162,383
NTN Corp.(1)	15,000	81,488
NTT Data Corp.(1)	40	129,692
NTT DoCoMo, Inc.(1)	90	160,524
Obayashi Corp.(1)	23,000	109,663
Obic Co., Ltd.(1)	290	55,588
OJI Paper Co., Ltd.(1)	27,800	130,063
Olympus Corp.(1)	3,500	97,913
Omron Corp.(1)	6,000	153,998
Oracle Corp.(1)	1,300	59,527
Oriental Land Co., Ltd.(1)	1,600	147,311
ORIX Corp.(1)	460	45,288
Osaka Gas Co., Ltd.(1)	30,200	114,195
Panasonic Corp.(1)	71,200	973,160
Resona Holdings, Inc.(1)	10,200	52,508
Ricoh Co., Ltd.(1)	28,000	397,839
Rohm Co., Ltd.(1)	3,800	246,255
SBI Holdings, Inc.(1)	288	38,323
Secom Co., Ltd.(1)	3,200	150,641
Seiko Epson Corp.(1)	3,900	64,564
Sekisui Chemical Co., Ltd.(1)	12,000	91,897
Sekisui House, Ltd.(1)	24,400	237,161
Seven & I Holdings Co., Ltd.(1)	28,400	733,751
Sharp Corp.(1)	20,800	215,132
Shimamura Co., Ltd.(1)	600	53,672
Shimano, Inc.(1)	4,000	199,486
Shimizu Corp.(1)	24,000	101,891
Shin-Etsu Chemical Co., Ltd.(1)	14,848	833,853
Shinsei Bank, Ltd.†(1)	28,000	32,362
Shionogi & Co., Ltd.(1)	5,800	106,397
Shiseido Co., Ltd.(1)	15,100	303,430
Showa Denko K.K.(1)	20,000	43,994
Showa Shell Sekiyu K.K.(1)	5,800	50,159
SMC Corp.(1)	2,800	472,752
Softbank Corp.(1)	31,000	1,064,317
Sony Corp.(1)	23,947	823,533
Stanley Electric Co., Ltd.(1)	1,700	31,773
Sumitomo Chemical Co., Ltd.(1)	32,400	168,373
Sumitomo Corp.(1)	28,000	401,803
Sumitomo Electric Industries, Ltd.(1)	17,200	249,162
Sumitomo Heavy Industries, Ltd.(1)	13,000	82,610
Sumitomo Metal Industries, Ltd.(1)	151,000	352,523
Sumitomo Metal Mining Co., Ltd.(1)	34,400	569,392
Sumitomo Mitsui Financial Group, Inc.(1)	24,700	838,748
Sumitomo Realty & Development Co., Ltd.(1)	12,000	293,066
Suzuki Motor Corp.(1)	8,200	197,903
T&D Holdings, Inc.(1)	5,300	132,906
Taisei Corp.(1)	32,000	76,283
Taisho Pharmaceutical Co., Ltd.(1)	4,412	97,433
Takashimaya Co., Ltd.(1)	9,000	73,981
Takeda Pharmaceutical Co., Ltd.(1)	22,001	1,057,856
TDK Corp.(1)	3,300	216,080
Teijin, Ltd.(1)	24,800	119,104

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

Terumo Corp.(1)	7,300	$377,189
The 77 Bank, Ltd.(1)	9,000	48,728
The Bank of Yokohama, Ltd.(1)	34,000	169,946
The Chiba Bank, Ltd.(1)	17,000	105,653
The Joyo Bank, Ltd.(1)	21,000	92,500
The Nishi-Nippon City Bank, Ltd.(1)	18,000	55,817
The Shizuoka Bank, Ltd.(1)	17,000	155,556
The Sumitomo Trust & Banking Co., Ltd.(1)	62,000	373,268
THK Co., Ltd.(1)	1,300	34,046
Tobu Railway Co., Ltd.(1)	20,200	111,531
Toho Co., Ltd.(1)	2,200	36,288
Tohoku Electric Power Co., Inc.(1)	6,200	137,806
Tokio Marine Holdings, Inc.(1)	21,571	641,582
Tokyo Electric Power Co., Inc.(1)	15,500	376,677
Tokyo Electron, Ltd.(1)	7,500	487,362
Tokyo Gas Co., Ltd.(1)	32,400	141,219
Tokyu Corp.(1)	28,000	126,796
Tokyu Land Corp.(1)	21,000	107,478
TonenGeneral Sekiyu K.K.(1)	9,000	101,336
Toppan Printing Co., Ltd.(1)	10,200	92,523
Toray Industries, Inc.(1)	30,100	199,213
Toshiba Corp.(1)	78,000	460,212
Tosoh Corp.(1)	16,000	51,743
TOTO, Ltd.(1)	13,200	94,043
Toyo Seikan Kaisha, Ltd.(1)	5,100	95,242
Toyota Boshoku Corp.(1)	3,100	54,833
Toyota Industries Corp.(1)	2,150	68,277
Toyota Motor Corp.(1)	56,000	2,316,185
Trend Micro, Inc.(1)	3,200	96,303
Unicharm Corp.(1)	5,200	200,998
UNY Co., Ltd.(1)	3,900	37,692
Ushio, Inc.(1)	1,600	32,358
USS Co., Ltd.(1)	670	53,835
West Japan Railway Co.(1)	12	45,744
Yahoo! Japan Corp.(1)	474	178,507
Yakult Honsha Co., Ltd.(1)	2,400	67,648
Yamada Denki Co., Ltd.(1)	2,540	172,087
Yamaha Corp.(1)	3,200	39,194
Yamaha Motor Co., Ltd.†(1)	1,100	20,281
Yamato Holdings Co., Ltd.(1)	6,100	92,384
Yamazaki Baking Co., Ltd.(1)	2,000	23,811
Yokogawa Electric Corp.(1)	6,900	55,696

		61,293,553

Jersey — 0.8%
Charter International PLC(1)	29,682	383,947
Experian PLC(1)	14,648	181,765
Petrofac, Ltd.(1)	14,309	359,414
Randgold Resources, Ltd.(1)	5,442	414,929
Shire PLC(1)	94	2,482
Wolseley PLC†(1)	1,665	58,030
WPP PLC(1)	107,970	1,336,986

		2,737,553

Luxembourg — 0.4%
APERAM†	1,122	46,009
ArcelorMittal(1)	22,451	820,752
Millicom International Cellular SA SDR(1)	600	56,778
Oriflame Cosmetics SA SDR(1)	6,724	324,214

		1,247,753

Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	97,683	54,483

Netherlands — 2.7%
Aegon NV†(1)	40,601	300,409
Akzo Nobel NV(1)	6,809	425,644
ASML Holding NV(1)	13,061	547,687
Corio NV(1)	1,473	96,021
European Aeronautic Defence and Space Co. NV†(1)	4,651	133,984
Fugro NV(1)	4,806	387,112
Heineken NV(1)	18,905	951,469
ING Groep NV†(1)	25,925	295,215
Koninklijke Ahold NV(1)	46,829	634,446
Koninklijke DSM NV(1)	4,158	246,079
Koninklijke KPN NV(1)	41,303	651,888
Koninklijke Philips Electronics NV(1)	58,689	1,827,371
Reed Elsevier NV(1)	18,448	240,154
SBM Offshore NV(1)	11,049	263,197
STMicroelectronics NV(1)	15,622	188,900
TNT NV(1)	20,656	560,558
Unilever NV(1)	36,504	1,079,464
Wolters Kluwer NV(1)	11,584	265,321

		9,094,919

Norway — 1.8%
DnB NOR ASA(1)	42,267	581,790
Norsk Hydro ASA(1)	46,673	351,586
Orkla ASA(1)	47,240	425,157
Renewable Energy Corp. ASA†(1)	5,000	16,002
Statoil ASA(1)	36,211	878,608
Telenor ASA(1)	74,613	1,151,991
Yara International ASA(1)	44,571	2,517,516

		5,922,650

Poland — 1.0%
Asseco Poland SA(1)	5,681	104,811
Bank Handlowy w Warszawie SA(1)	3,714	123,293
Bank Pekao SA(1)	10,507	625,741
Bank Zachodni WBK SA(1)	2,331	177,529
BRE Bank SA†(1)	820	86,739
Getin Holding SA†(1)	26,195	113,739
Globe Trade Centre SA†(1)	10,327	75,499
Kghm Polska Miedz SA(1)	9,623	562,788
PBG SA(1)	756	53,750
Polski Koncern Naftowy SA†(1)	23,668	392,930
Polskie Gornictwo Naftowe I Gazownictwo SA(1)	91,483	116,017
Powszechna Kasa Oszczednosci Bank Polski SA(1)	43,104	617,318
Telekomunikacja Polska SA(1)	55,355	324,637

		3,374,791

Russia — 1.6%
Gazprom OAO ADR	61,650	1,649,754

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Russia (continued)

LUKOIL OAO ADR	12,600	$780,822
Mining & Metallurgical Co. Norilsk Nickel ADR	31,455	797,699
Mobile Telesystems OJSC ADR	13,000	248,430
NovaTek OAO GDR(1)	2,083	235,937
Polyus Gold Co. ADR	6,292	209,209
Rosneft Oil Co. GDR†	40,950	350,122
Surgutneftegaz ADR	39,100	434,401
Tatneft ADR	10,142	360,548
VTB Bank OJSC GDR(1)	70,333	503,150

		5,570,072

Singapore — 1.7%
Ascendas Real Estate Investment Trust(1)	46,000	75,439
CapitaLand, Ltd.(1)	75,000	211,170
CapitaMall Trust(1)	66,004	98,324
City Developments, Ltd.(1)	16,983	151,548
ComfortDelgro Corp., Ltd.(1)	54,481	67,378
DBS Group Holdings, Ltd.(1)	63,947	752,915
Fraser and Neave, Ltd.(1)	32,000	158,904
Genting Singapore PLC†(1)	217,000	345,299
Jardine Cycle & Carriage, Ltd.(1)	2,025	54,026
Keppel Corp., Ltd.(1)	42,000	386,149
Olam International, Ltd.(1)	13,000	31,150
Oversea-Chinese Banking Corp., Ltd.(1)	119,901	926,179
SembCorp Industries, Ltd.(1)	34,370	138,715
SembCorp Marine, Ltd.(1)	29,800	126,387
Singapore Airlines, Ltd.(1)	17,810	206,343
Singapore Airlines, Ltd. 200(1)	4,000	46,338
Singapore Exchange, Ltd.(1)	19,008	125,842
Singapore Press Holdings, Ltd.(1)	26,952	83,647
Singapore Technologies Engineering, Ltd.(1)	40,000	101,566
Singapore Telecommunications, Ltd.(1)	177,560	432,025
Singapore Telecommunications, Ltd. 10(1)	59,000	143,493
United Overseas Bank, Ltd.(1)	56,059	869,696
Wilmar International, Ltd.(1)	33,000	136,302

		5,668,835

South Korea — 0.6%
Amorepacific Corp.(1)	15	14,533
Cheil Industries, Inc.(1)	314	33,426
Daewoo Securities Co., Ltd.(1)	800	18,840
Doosan Heavy Industries and Construction Co., Ltd.(1)	422	29,587
GS Engineering & Construction Corp.(1)	272	28,943
Hana Financial Group, Inc.(1)	840	33,343
Hynix Semiconductor, Inc.†(1)	2,000	52,762
Hyundai Engineering & Construction Co. Ltd.†(1)	330	25,724
Hyundai Heavy Industries Co., Ltd.(1)	185	80,554
Hyundai Mobis†(1)	259	59,644
Hyundai Motor Co.(1)	620	98,961
Hyundai Steel Co.(1)	331	40,896
Industrial Bank Of Korea†(1)	1,350	20,509
KB Financial Group, Inc.(1)	1,570	80,952
Kia Motors Corp.(1)	930	45,388
Korea Electric Power Corp.†(1)	1,120	28,408
Korea Exchange Bank(1)	2,260	21,253
Korean Air Lines Co., Ltd.(1)	162	10,483
KT Corp(1)	930	34,661
KT&G Corp.(1)	489	25,703
LG Chemical Co., Ltd.(1)	194	72,890
LG Corp.(1)	752	56,989
LG Display Co., Ltd.(1)	990	33,629
LG Electronics, Inc.(1)	403	41,976
LG Household & Health Care, Ltd.(1)	40	14,451
Lotte Shopping Co., Ltd.(1)	57	22,955
NCsoft Corp.(1)	68	11,643
NHN Corp†(1)	184	32,825
OCI Co., Ltd.†(1)	78	26,530
POSCO(1)	261	106,118
S-Oil Corp.(1)	320	31,807
Samsung Corp.(1)	643	40,777
Samsung Electro-Mechanics Co., Ltd.(1)	255	29,744
Samsung Electronics Co., Ltd.(1)	363	318,965
Samsung Engineering Co., Ltd.(1)	156	27,585
Samsung Fire & Marine Insurance Co. Ltd.(1)	167	34,538
Samsung Heavy Industries Co., Ltd.(1)	990	37,499
Samsung SD Co., Ltd.(1)	159	22,233
Samsung Securities Co. Ltd.(1)	315	24,940
Samsung Techwin Co., Ltd.(1)	172	14,429
Shinhan Financial Group Co., Ltd.(1)	1,740	77,227
Shinsegae Co. Ltd.(1)	70	35,947
SK Energy Co., Ltd.(1)	279	51,725
SK Telecom Co., Ltd.(1)	217	31,804
Woori Finance Holdings Co., Ltd.†(1)	1,040	13,251

		1,997,047

Spain — 0.9%
Banco Bilbao Vizcaya Argentaria SA(1)	69,664	855,184
Banco Santander SA(1)	135,659	1,662,201
International Consolidated Airlines Group SA†(1)	19,563	80,262
Telefonica SA(1)	12,307	309,876

		2,907,523

Sweden — 3.6%
Alfa Laval AB(1)	10,898	232,658
Assa Abloy AB, Class B(1)	9,316	253,353
Atlas Copco AB, Class A(1)	29,059	697,761
Atlas Copco AB, Class B(1)	13,657	297,422
Electrolux AB, Class B(1)	4,657	132,473
Getinge AB, Class B(1)	16,483	400,024
Hennes & Mauritz AB, Class B(1)	40,020	1,313,753
Holmen AB(1)	1,750	66,384
Husqvarna AB, Class B(1)	3,596	29,901
Investor AB, Class B(1)	19,394	448,324
Kinnevik Investment AB(1)	1,465	32,664

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Sweden (continued)

Lundin Petroleum AB†(1)	6,728	$84,286
Nordea Bank AB(1)	108,299	1,313,522
Ratos AB Series B(1)	590	22,154
Sandvik AB(1)	33,991	667,692
Scania AB, Class B(1)	2,145	48,139
Securitas AB, Class B(1)	2,326	28,056
Skandinaviska Enskilda Banken AB, Class A(1)	13,355	121,229
Skanska AB, Class B(1)	35,238	714,589
SKF AB, Class B(1)	11,933	342,133
SSAB AB, Class A(1)	4,852	79,701
Svenska Cellulosa AB, Class B(1)	23,071	402,353
Svenska Handelsbanken AB, Class A(1)	25,570	870,510
Swedbank AB, Class A†(1)	5,398	84,693
Swedish Match AB(1)	10,138	291,776
Tele2 AB, Class B(1)	5,785	128,165
Telefonaktiebolaget LM Ericsson, Class B(1)	129,932	1,603,698
TeliaSonera AB(1)	59,673	492,181
Volvo AB, Class A†(1)	14,451	249,065
Volvo AB, Class B†(1)	35,787	622,860

		12,071,519

Switzerland — 7.3%
ABB, Ltd.†(1)	85,538	2,017,932
Baloise Holding AG(1)	1,163	119,619
Cie Financiere Richemont SA, Class A(1)	19,881	1,080,179
Credit Suisse Group AG(1)	20,550	918,699
GAM Holding AG†(1)	5,848	104,687
Geberit AG(1)	944	199,145
Givaudan SA(1)	182	180,145
Holcim, Ltd.(1)	8,766	614,348
Julius Baer Group, Ltd.(1)	5,848	264,627
Logitech International SA†(1)	6,025	112,865
Lonza Group AG(1)	861	67,990
Nestle SA(1)	117,140	6,332,082
Novartis AG(1)	65,873	3,673,181
Pargesa Holding SA(1)	148	13,043
Roche Holding AG(1)	16,931	2,574,508
Schindler Holding AG (Participation Certificate)(1)	2,016	225,229
Straumann Holding AG(1)	1,366	334,131
Swiss Life Holding AG†(1)	583	93,066
Swiss Reinsurance Co., Ltd.(1)	8,349	477,111
Swisscom AG(1)	462	204,092
Syngenta AG(1)	6,743	2,174,348
The Swatch Group AG(1)	831	59,998
The Swatch Group AG, Class B(1)	1,870	751,846
UBS AG†(1)	63,015	1,130,017
Zurich Financial Services AG(1)	2,884	787,871

		24,510,759

Thailand — 0.0%
Univest Land PCL (foreign shares)†(2)(4)	22,500	0

Turkey — 0.1%
Anadolu Efes Biracilik ve Malt Sanayii AS(1)	10,020	123,981
Enka Insaat ve Sanayi AS(1)	10,839	40,956
Tupras-Turkiye Petrol Rafinerileri AS(1)	2,443	63,302
Turk Telekomunikasyon AS(1)	21,908	89,981
Turkcell Iletisim Hizmet AS(1)	14,884	91,365

		409,585

United Kingdom — 16.8%
3i Group PLC(1)	11,823	58,681
Admiral Group PLC(1)	4,169	109,774
Aggreko PLC(1)	26,559	610,697
AMEC PLC(1)	22,972	441,341
Anglo American PLC(1)	42,899	2,101,601
Antofagasta PLC(1)	158	3,577
AstraZeneca PLC(1)	34,109	1,656,560
Aviva PLC(1)	54,259	387,381
BAE Systems PLC(1)	71,228	390,007
Balfour Beatty PLC(1)	35,028	188,613
Barclays PLC(1)	165,886	780,033
BG Group PLC(1)	96,135	2,163,899
BHP Billiton PLC(1)	61,075	2,341,258
BP PLC(1)	390,157	3,032,742
British American Tobacco PLC(1)	50,864	1,877,414
British Land Co. PLC(1)	23,149	192,405
British Sky Broadcasting Group PLC(1)	57,765	698,492
BT Group PLC(1)	194,314	547,925
Bunzl PLC(1)	8,471	103,147
Burberry Group PLC(1)	7,286	125,297
Cairn Energy PLC†(1)	260	1,727
Capital Shopping Centres Group PLC(1)	12,603	74,198
Carnival PLC(1)	4,311	196,709
Centrica PLC(1)	48,964	250,816
Cobham PLC(1)	24,894	83,710
Compass Group PLC(1)	51,969	462,152
Diageo PLC(1)	73,948	1,421,324
FirstGroup PLC(1)	14,827	88,793
GlaxoSmithKline PLC(1)	128,734	2,328,417
Hammerson PLC(1)	18,529	127,339
Home Retail Group PLC(1)	14,476	50,083
HSBC Holdings PLC(1)	583,638	6,367,942
Imperial Tobacco Group PLC(1)	20,731	592,377
Intercontinental Hotels Group PLC(1)	8,524	179,442
Invensys PLC(1)	17,218	92,617
Investec PLC(1)	3,744	28,685
J Sainsbury PLC(1)	26,876	164,332
Johnson Matthey PLC(1)	5,283	163,300
Kingfisher PLC(1)	20,793	83,881
Land Securities Group PLC(1)	20,383	220,376
Legal & General Group PLC(1)	126,898	225,622
Lloyds Banking Group PLC†(1)	226,691	229,403
Man Group PLC, Class B(1)	46,012	216,660
Marks & Spencer Group PLC(1)	28,252	161,276
National Grid PLC(1)	58,327	519,586
Next PLC(1)	4,413	139,828
Old Mutual PLC(1)	118,356	237,875
Pearson PLC(1)	22,892	375,686

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
United Kingdom (continued)

Prudential PLC(1)	53,149	$575,751
Reckitt Benckiser Group PLC(1)	16,914	919,377
Reed Elsevier PLC(1)	31,282	277,114
Rexam PLC(1)	16,605	90,792
Rio Tinto PLC(1)	42,221	2,915,039
Rolls-Royce Group PLC†(1)	41,613	425,389
Royal Bank of Scotland Group PLC†(1)	392,082	261,445
Royal Dutch Shell PLC, Class A(1)	109,672	3,872,229
Royal Dutch Shell PLC, Class B(1)	74,898	2,603,038
RSA Insurance Group PLC(1)	80,537	175,418
SABMiller PLC(1)	34,219	1,106,929
Schroders PLC(1)	1,916	55,305
Scottish & Southern Energy PLC(1)	24,881	461,769
Segro PLC(1)	19,601	93,736
Severn Trent PLC(1)	8,323	182,446
Smith & Nephew PLC(1)	68,594	768,997
Smiths Group PLC(1)	9,774	213,130
Standard Chartered PLC(1)	68,500	1,785,694
Standard Life PLC(1)	45,221	166,424
Tesco PLC(1)	151,273	976,114
The Capita Group PLC(1)	4,409	47,939
The Sage Group PLC(1)	42,804	202,156
Tullow Oil PLC(1)	132	2,806
Unilever PLC(1)	29,753	865,211
United Utilities Group PLC(1)	3,984	34,757
Vodafone Group PLC(1)	1,205,256	3,387,468
Whitbread PLC(1)	4,899	136,085
WM Morrison Supermarkets PLC(1)	308	1,315
Xstrata PLC(1)	45,254	1,002,062

		56,500,935

United States — 0.2%
Synthes, Inc.(1)	6,362	839,214

Total Common Stock (cost $255,572,005)		293,623,299

PREFERRED STOCK — 0.4%
Germany — 0.4%
Henkel AG & Co. KGaA(1)	3,111	189,699
Porsche Automobil Holding SE(1)	4,724	438,378
RWE AG(1)	754	52,142
Volkswagen AG(1)	3,116	503,092

		1,183,311

South Korea — 0.0%
Samsung Electronics Co., Ltd.(1)	81	47,976

Total Preferred Stock (cost $734,660)		1,231,287

RIGHTS — 0.0%
Bermuda — 0.0%
Shangri-La Asia, Ltd.† (Expires 02/07/11)	166	6

Brazil — 0.0%
Centrais Eletricas Brasileiras SA† (Expires 02/14/11)	1,836	88

Spain — 0.0%
Total Rights (cost $0)		94

WARRANTS †— 0.0%
Henderson Land Development Co., Ltd. Expires 06/01/11 (Strike Price 58.00 HKD)	9,800	2,099
Mediobanca SpA Expires 03/18/11 (strike price EUR 9.00)	1,780	6

Total Warrants (cost $0)		2,105

Total Long-Term Investment Securities (cost $256,306,665)		294,856,785

REPURCHASE AGREEMENT — 7.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/11, to be repurchased 02/01/11 in the amount of $24,204,007 and collateralized by $23,555,000 of United States Treasury Notes, bearing interest at 3.12% due 04/30/17 and having an approximate value of $24,692,707 (cost $24,204,000)	$24,204,000	24,204,000

TOTAL INVESTMENTS (cost $280,510,665)(3)	94.7%	319,060,785
Other assets less liabilities	5.3	17,994,806

NET ASSETS	100.0%	$337,055,591

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2011. The aggregate value of these securities was $288,285,508 representing 85.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Security is classified as Level 3 based on the securities valuation inputs; See Note 2.
(3)	See Note 3 for cost of investments on a tax basis
(4)	Illiquid Security. At January 31, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
ADR — American Depository Receipt
GDR — Global Depository Receipt
EUR — Euro Dollar
HKD — Hong Kong Dollar
PPS — Price Protected Shares
SDR — Swedish Depository Receipt
OTC — Over The Counter

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	January 31, 2011	(Depreciation)

31	Long	DAX Index Future	March 2011	$7,440,924	$7,539,677	$98,753
76	Long	Dow Jones Euro Stoxx 50 Future	March 2011	2,978,514	3,084,202	105,688
104	Long	Financial Times Stock Exchange 100 Index	March 2011	9,725,185	9,716,728	(8,457)
20	Long	Hang Seng China Enterprise Index	March 2011	1,625,096	1,607,158	(17,938)
53	Long	Toyko Price Index	March 2011	5,837,618	5,880,263	42,645

						$220,691

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Bank of America N.A.	USD	246,507	GBP	154,221	2/17/2011	$504	$—

Goldman Sachs International	USD	7,132,017	AUD	7,177,883	2/17/2011	7,854	—
	USD	1,182,470	EUR	885,115	2/17/2011	29,149	—

						37,003	—

JPMorgan Chase Bank N.A.	USD	2,519,945	EUR	1,886,271	2/17/2011	62,138	—

Mellon Bank NA	CHF	814,061	USD	846,455	2/17/2011	—	(16,025)
	HKD	73,507,082	USD	9,457,815	2/17/2011	28,044	—
	USD	1,909,647	EUR	1,429,387	2/17/2011	47,016	—
	USD	12,371,554	JPY	1,022,768,762	2/17/2011	90,234	—

						165,294	(16,025)

Northern Trust Company	USD	178,212	EUR	133,396	2/17/2011	4,392	—

State Street Bank & Trust Company	USD	7,784,424	GBP	4,867,729	2/17/2011	12,090	—

UBS AG	GBP	762,372	USD	1,213,027	2/17/2011	—	(8,044)
	JPY	609,314,383	USD	7,369,906	2/17/2011	—	(54,202)
	USD	980,461	CHF	942,939	2/17/2011	18,562	—
	USD	8,955,377	EUR	6,703,728	2/17/2011	221,239	—
	USD	2,287,738	GBP	1,431,333	2/17/2011	4,790	—

						244,591	(62,246)

Net Unrealized Appreciation/(Depreciation)						$526,012	$(78,271)

AUD — Australian Dollar
CHF  — Swiss Franc
EUR  — Euro Dollar
GBP  — British Pound
HKD  — Hong Kong Dollar
JPY  — Japanese Yen
USD  — United States Dollar

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Australia	$—	$18,115,643	#	$—	$18,115,643
France	—	23,373,822	#	—	23,373,822
Germany	—	30,020,149	#	—	30,020,149
Japan	—	61,293,553	#	—	61,293,553
Switzerland	—	24,510,759	#	—	24,510,759
United Kingdom	—	56,500,935	#	—	56,500,935
Other Countries*	6,023,843	73,239,360	#	545,235	79,808,438
Preferred Stock	—	1,231,287	#	—	1,231,287
Rights	94	—		—	94
Warrants	2,105	—		—	2,105
Repurchase Agreement	—	24,204,000		—	24,204,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	247,086	—		—	247,086
Open Forward Foreign Currency Contracts-Appreciation	—	526,012		—	526,012

Total	$6,273,128	$313,015,520		$545,235	$319,833,883

Liabilities:
Other Financial Instruments:@
Open Futures Contract-Depreciation	26,395	—		—	26,395
Open Forward Foreign Currency Contracts-Depreciation	—	78,271		—	78,271

Total	$26,395	$78,271		$—	$104,666

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to Portfolio of Investments.

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $288,285,508 representing 85.5% of net assets. (See Note 2.)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock

Balance as of 1/31/2010	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3(1)	545,235

Balance as of 1/31/2011	$545,235

(1)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Banks-Commercial	12.4%
Oil Companies-Integrated	8.0
Oil Companies-Exploration & Production	6.5
Diversified Minerals	5.6
Electronic Components-Semiconductors	5.5
Real Estate Operations & Development	5.2
Electronic Components-Misc.	4.8
Cellular Telecom	2.9
Semiconductor Components-Integrated Circuits	2.7
Energy-Alternate Sources	2.7
Diversified Financial Services	2.3
Building & Construction Products-Misc.	2.0
Petrochemicals	1.9
Agricultural Chemicals	1.8
Repurchase Agreement	1.6
Auto-Cars/Light Trucks	1.6
Computers	1.5
Power Converter/Supply Equipment	1.4
Beverages-Wine/Spirits	1.4
Airlines	1.4
Gold Mining	1.4
Machinery-General Industrial	1.2
Diversified Operations	1.1
Oil Refining & Marketing	1.1
Building Products-Cement	1.0
Internet Infrastructure Software	1.1
Machinery-Construction & Mining	1.1
Insurance-Multi-line	1.1
Metal-Copper	1.0
Sugar	1.0
Internet Application Software	1.0
Non-Ferrous Metals	0.9
Retail-Appliances	0.9
Finance-Consumer Loans	0.9
Real Estate Management/Services	0.9
Retail-Home Furnishings	0.9
Auto-Heavy Duty Trucks	0.8
Retail-Major Department Stores	0.7
Engineering/R&D Services	0.7
Steel-Producers	0.7
Retail-Regional Department Stores	0.7
Airport Development/Maintenance	0.7
Machinery-Thermal Process	0.7
Auto/Truck Parts & Equipment-Original	0.7
Retail-Discount	0.7
Internet Content-Entertainment	0.7
Wireless Equipment	0.6
Coal	0.6
Shipbuilding	0.5
Independent Power Producers	0.5
Rubber & Vinyl	0.5
Semiconductor Equipment	0.4

100.0%

Country Allocation*

Brazil	19.7%
South Korea	17.6
Russia	15.6
Taiwan	13.0
China	6.9
Cayman Islands	4.2
South Africa	3.7
Hong Kong	3.2
Mexico	3.2
United States	2.7
Bermuda	2.6
United Kingdom	1.7
India	1.5
Turkey	1.4
Thailand	1.3
Indonesia	1.2
Malaysia	0.5

100.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 89.6%
Bermuda — 2.6%
C C Land Holdings, Ltd.(1)	5,821,000	$2,127,925
China Power New Energy Development Co., Ltd.†(1)	33,846,000	3,137,040
China WindPower Group, Ltd.†(1)	29,110,000	2,804,927

		8,069,892

Brazil — 10.9%
BR Malls Participacoes SA	294,492	2,685,311
Cosan SA Industria e Comercio	192,572	3,007,078
CPFL Energia SA	1	25
OGX Petroleo e Gas Participacoes SA†	366,624	3,785,116
PDG Realty SA Empreendimentos e Participacoes	924,482	5,113,365
Petroleo Brasileiro SA ADR	235,147	8,636,949
Rossi Residencial SA	414,911	3,263,135
Vale SA ADR	207,254	7,218,657

		33,709,636

Cayman Islands — 4.2%
China High Precision Automation Group, Ltd.(1)	1,330,000	1,099,310
PCD Stores, Ltd.(1)	7,182,000	2,249,633
Perfect World Co., Ltd. ADR†	89,900	2,087,478
Real Gold Mining, Ltd.†(1)	1,626,500	2,478,102
Tencent Holdings, Ltd.(1)	115,400	2,999,071
Yingli Green Energy Holding Co., Ltd. ADR†	180,300	2,087,874

		13,001,468

China — 6.9%
BBMG Corp.(1)	1,072,000	1,441,556
China National Building Material Co., Ltd.(1)	1,510,000	3,741,177
China National Materials Co., Ltd.(1)	3,914,000	3,377,672
Industrial & Commercial Bank of China, Ltd.(1)	12,794,000	9,489,593
Ping An Insurance Group Co. of China, Ltd.(1)	332,500	3,311,559

		21,361,557

Hong Kong — 3.2%
China Mobile, Ltd.(1)	406,000	3,992,542
CNOOC, Ltd.(1)	1,456,000	3,244,585
Sinotruk Hong Kong, Ltd.(1)	2,693,500	2,497,278

		9,734,405

India — 1.5%
Lanco Infratech, Ltd.†(1)	1,413,394	1,532,054
Sterlite Industries India, Ltd.(1)	392,234	1,417,142
Sterlite Industries India, Ltd. ADR	122,132	1,764,807

		4,714,003

Indonesia — 1.2%
Adaro Energy Tbk PT(1)	6,746,500	1,678,246
Bank Rakyat Indonesia Persero Tbk PT(1)	3,580,000	1,932,948

		3,611,194

Malaysia — 0.5%
Petronas Chemicals Group Bhd†(1)	769,700	1,539,067

Mexico — 3.2%
Corp GEO SAB de CV, Series B†	691,555	2,367,511
Grupo Financiero Banorte SAB de CV	522,765	2,327,039
Grupo Mexico SA de CV, Class B	742,571	2,915,560
Mexichem SAB de CV	583,900	2,088,486

		9,698,596

Russia — 15.6%
Aeroflot — Russian Airlines OJSC	937,934	2,251,042
Gazprom OAO	511,426	3,360,069
Gazprom OAO ADR	156,659	4,192,195
LSR Group OJSC GDR†(1) (London)	10,685	104,206
LSR Group OJSC GDR† (NewYork)	360,741	3,517,225
LUKOIL OAO ADR(1)	125,220	7,688,447
M Video OJSC	311,451	2,868,152
Mechel ADR	71,620	2,258,179
Mobile Telesystems OJSC ADR	254,105	4,855,946
Sberbank of Russia(1)	2,924,963	10,226,355
Silvinit OJSC	2,833	2,634,690
Synergy Co.†	87,955	4,309,795

		48,266,301

South Africa — 3.7%
African Bank Investments, Ltd.(1)	553,167	2,807,697
African Rainbow Minerals, Ltd.(1)	99,433	2,918,337
AngloGold Ashanti, Ltd.(1)	41,814	1,794,060
Imperial Holdings, Ltd.(1)	89,516	1,373,916
JD Group, Ltd.(1)	364,080	2,633,816

		11,527,826

South Korea — 17.6%
BHI Co., Ltd.(1)	119,705	2,215,002
Doosan Heavy Industries and Construction Co., Ltd.(1)	37,392	2,621,630
Hynix Semiconductor, Inc.†(1)	135,460	3,573,569
Hyundai Department Store Co., Ltd.(1)	19,604	2,296,819
Hyundai Mobis†(1)	9,404	2,165,591
Industrial Bank Of Korea†(1)	217,150	3,298,958
Jusung Engineering Co., Ltd.†(1)	69,974	1,255,227
KB Financial Group, Inc.(1)	39,466	2,034,928
KEPCO Engineering & Construction Co., Inc.(1)	32,588	2,259,828
Kia Motors Corp.(1)	99,450	4,853,604
LG Display Co., Ltd.(1)	112,660	3,826,869
Samsung Electronics Co., Ltd.(1)	13,870	12,187,468
Samsung Heavy Industries Co., Ltd.(1)	43,180	1,635,576
SeenTec Co., Ltd.(1)	221,175	2,247,257
Shinsegae Co. Ltd.(1)	4,109	2,110,087
SK Innovation Co., Ltd.(1)	18,829	3,490,769
Woongjin Energy Co., Ltd.†(1)	143,630	2,345,038

		54,418,220

Taiwan — 13.0%
Advanced Semiconductor Engineering, Inc.(1)	2,566,000	3,192,179
Asustek Computer, Inc.(1)	178,000	1,598,436
AU Optronics Corp.†(1)	1,989,000	1,948,620
First Financial Holding Co., Ltd.(1)	3,583,000	3,274,953
Formosa Chemicals & Fibre Corp.(1)	631,000	2,308,934
Hon Hai Precision Industry Co., Ltd.(1)	1,618,040	6,928,454
Huaku Development Co., Ltd.(1)	1,299,000	4,266,655
MediaTek, Inc.(1)	89,000	1,207,597

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Taiwan (continued)

Radiant Opto-Electronics Corp.(1)	1,113,900	$2,430,796
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,958,722	5,123,379
TSRC Corp.(1)	544,000	1,424,575
Wistron Corp.(1)	1,555,763	3,046,960
Wistron NeWeb Corp.(1)	608,000	1,818,733
Yuanta Financial Holding Co., Ltd.(1)	2,115,000	1,705,058

		40,275,329

Thailand — 1.3%
Kasikornbank PCL NVDR(1)	577,400	2,149,950
Siam Cement PCL NVDR(1)	195,000	1,969,641

		4,119,591

Turkey — 1.4%
TAV Havalimanlari Holding AS†(1)	477,203	2,247,145
Turk Hava Yollari†(1)	632,125	2,046,778

		4,293,923

United Kingdom — 1.7%
Cairn Energy PLC†(1)	381,896	$2,537,108
Tullow Oil PLC(1)	129,049	2,743,091

		5,280,199

United States — 1.1%
AsiaInfo-Linkage, Inc.†	157,590	3,381,881

Total Common Stock (cost $253,595,447)		277,003,088

PREFERRED STOCK — 8.8%
Brazil — 8.8%
Banco Bradesco SA ADR	451,052	8,533,904
Petroleo Brasileiro SA ADR	252,250	8,387,312
Vale Fertilizantes SA†	226,000	2,582,741
Vale SA ADR	242,000	7,497,160

Total Preferred Stock (cost $22,573,514)		27,001,117

Total Long-Term Investment Securities (cost $276,168,961)		304,004,205

REPURCHASE AGREEMENT — 1.6%
Agreement with Banc of America Securities LLC, bearing interest at 0.18% dated 01/31/11 to be repurchased 02/01/11 in the amount of $5,046,025 and collateralized by $5,103,000 of United States Treasury Notes, bearing interest at 1.00% due 09/30/11 and having an approximate value of $5,146,556 (cost $5,046,000)	$5,046,000	5,046,000

TOTAL INVESTMENTS (cost $281,214,961)(2)	100.0%	309,050,205
Other assets less liabilities	0.0	88,236

NET ASSETS	100.0%	$309,138,441

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2011. The aggregate value of these securities was $194,025,523 representing 62.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR  — American Depository Receipt
GDR  — Global Depository Receipt
NVDR — Non Voting Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Brazil	$33,709,636	$—		$—	$33,709,636
China	—	21,361,557	#	—	21,361,557
Russia	30,247,293	18,019,008	#	—	48,266,301
South Korea	—	54,418,220	#	—	54,418,220
Taiwan	—	40,275,329	#	—	40,275,329
Other Countries*	19,020,636	59,951,409	#	—	78,972,045
Preferred Stock	27,001,117	—		—	27,001,117
Repurchase Agreement	—	5,046,000		—	5,046,000

Total	$109,978,682	$199,071,523		$—	$309,050,205

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to Portfolio of Investments.

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $194,025,523 representing 62.8% of net assets. (See Note 2.)

See Notes to Financial Statements

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO PROFILE — January 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	8.9%
Medical-Drugs	7.7
Telephone-Integrated	5.9
Banks-Commercial	4.4
Repurchase Agreements	3.9
Diversified Banking Institutions	3.9
Telecom Services	3.6
Auto-Cars/Light Trucks	3.2
Electric-Integrated	2.9
Insurance-Multi-line	2.7
Insurance-Reinsurance	2.1
Cellular Telecom	2.1
Human Resources	2.1
Chemicals-Diversified	2.0
Oil Companies-Exploration & Production	1.9
Photo Equipment & Supplies	1.9
Electronic Components-Semiconductors	1.9
Diversified Manufacturing Operations	1.9
Aerospace/Defense	1.7
Diversified Operations	1.7
Food-Misc.	1.7
Building Products-Cement	1.6
Retail-Major Department Stores	1.4
Food-Retail	1.4
Enterprise Software/Service	1.4
Airlines	1.3
Rubber-Tires	1.3
Applications Software	1.3
Wireless Equipment	1.3
Import/Export	1.2
Semiconductor Components-Integrated Circuits	1.1
Containers-Metal/Glass	1.1
Power Converter/Supply Equipment	1.1
Medical-Wholesale Drug Distribution	1.1
Publishing-Books	1.0
Internet Security	1.0
Computers	1.0
Insurance-Life/Health	1.0
Chemicals-Specialty	0.9
Machinery-General Industrial	0.9
Multimedia	0.8
Electronic Components-Misc.	0.8
Toys	0.8
Transport-Services	0.8
Diversified Minerals	0.8
Retail-Building Products	0.8
Real Estate Operations & Development	0.8
Audio/Video Products	0.7
Security Services	0.6
Medical-Hospitals	0.5
Oil-Field Services	0.5
Distribution/Wholesale	0.4
Insurance-Property/Casualty	0.4
Food-Wholesale/Distribution	0.3
Diversified Operations/Commercial Services	0.3

99.8%

Country Allocation*

United Kingdom	17.5%
Germany	10.8
France	10.5
Japan	8.0
Netherlands	7.2
Switzerland	6.0
Spain	5.5
Italy	4.4
United States	3.9
South Korea	3.6
Ireland	2.9
Singapore	2.8
Brazil	2.8
Norway	2.7
Hong Kong	2.5
Taiwan	2.1
China	1.6
Sweden	1.3
Russia	1.1
Israel	0.8
Canada	0.8
Austria	0.6
Jersey	0.4

99.8%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 93.6%
Austria — 0.6%
Telekom Austria AG(1)	228,850	$3,149,824

Brazil — 0.5%
Embraer SA ADR	76,990	2,540,670

Canada — 0.8%
Talisman Energy, Inc.	191,000	4,375,633

China — 1.6%
China Telecom Corp., Ltd.(1)	14,762,000	8,740,123

France — 10.5%
Alstom SA(1)	85,620	4,781,784
AXA SA(1)	249,344	5,277,252
Compagnie Generale des Etablissements Michelin, Class B(1)	102,485	7,458,847
Credit Agricole SA(1)	396,410	5,862,571
France Telecom SA(1)	449,090	9,815,987
GDF Suez(1)	73,437	2,912,481
Sanofi-Aventis SA(1)	123,768	8,443,774
Total SA(1)	150,690	8,818,931
Vivendi SA(1)	163,960	4,696,012

		58,067,639

Germany — 10.8%
Bayer AG(1)	29,450	2,171,830
Bayerische Motoren Werke AG(1)	39,950	3,065,571
Celesio AG(1)	232,726	5,880,937
Deutsche Lufthansa AG†(1)	246,960	5,186,842
Deutsche Post AG(1)	246,453	4,525,424
E.ON AG(1)	188,178	6,282,006
Merck KGaA(1)	63,100	5,404,565
Muenchener Rueckversicherungs AG(1)	40,690	6,374,237
Rhoen-Klinikum AG(1)	110,282	2,566,182
SAP AG(1)	134,040	7,743,185
Siemens AG(1)	80,540	10,317,924

		59,518,703

Hong Kong — 2.5%
Cheung Kong Holdings, Ltd.(1)	257,000	4,252,832
Hutchison Whampoa, Ltd.(1)	401,000	4,702,823
Swire Pacific, Ltd., Class A(1)	298,500	4,710,960

		13,666,615

Ireland — 2.9%
CRH PLC (Dublin)(1)	149,155	3,214,463
CRH PLC (London)(1)	256,750	5,521,808
Elan Corp. PLC ADR†	1,097,090	7,405,358

		16,141,629

Israel — 0.8%
Check Point Software Technologies, Ltd.†	100,130	4,460,792

Italy — 4.4%
ENI SpA(1)	245,607	5,813,891
Intesa Sanpaolo SpA(1)	1,021,016	3,396,544
Telecom Italia SpA RSP(1)	6,579,577	7,820,317
UniCredit SpA(1)	2,842,964	7,040,658

		24,071,410

Japan — 8.0%
FUJIFILM Holdings Corp.(1)	138,600	5,035,412
ITOCHU Corp.(1)	592,500	6,422,890
Konica Minolta Holdings, Inc.(1)	573,000	5,513,046
Nintendo Co., Ltd.(1)	16,900	4,561,792
Nissan Motor Co., Ltd.(1)	314,900	3,176,068
NKSJ Holdings, Inc.†(1)	325,000	2,212,677
Sony Corp.(1)	114,300	3,930,757
Toyota Motor Corp.(1)	189,500	7,837,806
Trend Micro, Inc.†(1)	183,600	5,525,378

		44,215,826

Jersey — 0.4%
Wolseley PLC†(1)	63,564	2,215,374

Netherlands — 7.2%
Akzo Nobel NV(1)	137,940	8,622,911
ING Groep NV†(1)	842,210	9,590,461
Koninklijke Philips Electronics NV(1)	149,189	4,645,224
Randstad Holding NV†(1)	64,626	3,530,031
Reed Elsevier NV(1)	424,803	5,530,043
SBM Offshore NV(1)	104,750	2,495,236
Unilever NV(1)	182,807	5,405,807

		39,819,713

Norway — 2.7%
Statoil ASA(1)	330,920	8,029,303
Telenor ASA(1)	456,140	7,042,597

		15,071,900

Russia — 1.1%
Gazprom OAO ADR (London)(1)	68,200	1,811,554
Gazprom OAO ADR (OTC US)	167,900	4,493,004

		6,304,558

Singapore — 2.8%
DBS Group Holdings, Ltd.(1)	996,950	11,738,134
Singapore Telecommunications, Ltd.(1)	1,582,000	3,849,197

		15,587,331

South Korea — 3.6%
Hyundai Motor Co.(1)	20,135	3,213,843
KB Financial Group, Inc. ADR†	122,396	6,373,160
Samsung Electronics Co., Ltd. GDR†*	23,913	10,447,589

		20,034,592

Spain — 5.5%
Banco Santander SA(1)	251,618	3,082,915
Gamesa Corp. Tecnologica SA†(1)	786,004	6,020,775
Iberdrola SA(1)	829,516	7,105,012
International Consolidated Airlines Group SA†(1)	566,660	2,324,859
Telefonica SA(1)	458,746	11,550,674

		30,084,235

Sweden — 1.3%
Telefonaktiebolaget LM Ericsson, Class B(1)	581,144	7,172,825

Switzerland — 6.0%
Adecco SA(1)	49,870	3,228,499
Lonza Group AG(1)	63,616	5,023,506
Nestle SA(1)	70,760	3,824,980
Novartis AG(1)	128,640	7,173,167
Roche Holding AG(1)	43,730	6,649,534
Swiss Reinsurance Co., Ltd.(1)	101,585	5,805,161
UBS AG†(1)	77,966	1,398,126

		33,102,973

Taiwan — 2.1%
Compal Electronics, Inc. GDR*	820,180	5,437,629
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	473,385	6,187,142

		11,624,771

United Kingdom — 17.5%
Aviva PLC(1)	755,910	5,396,805
BAE Systems PLC(1)	738,961	4,046,162

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2011 — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
United Kingdom (continued)

BP PLC(1)	1,030,322	$8,008,830
G4S PLC(1)	780,400	3,359,568
GlaxoSmithKline PLC(1)	435,897	7,884,087
Hays PLC(1)	2,546,370	4,941,988
HSBC Holdings PLC ADR	115,760	6,325,126
Kingfisher PLC(1)	1,061,470	4,282,088
Marks & Spencer Group PLC(1)	1,368,170	7,810,174
Premier Foods PLC†(1)	5,517,844	1,884,335
Rentokil Initial PLC†(1)	900,344	1,443,970
Rexam PLC(1)	1,130,937	6,183,710
Rolls-Royce Group PLC†(1)(2)	282,780	2,890,720
Royal Dutch Shell PLC ADR	140,618	9,923,412
Tesco PLC(1)	796,900	5,142,128
The Sage Group PLC(1)	596,770	2,818,437
Vodafone Group PLC(1)	4,207,268	11,824,862
WM Morrison Supermarkets PLC(1)	620,660	2,649,950

		96,816,352

Total Common Stock (cost $459,006,016)		516,783,488

PREFERRED STOCK — 2.3%
Brazil — 2.3%
Petroleo Brasileiro SA ADR	247,820	8,240,015
Vale SA ADR	139,750	4,329,455

Total Preferred Stock (cost $7,617,434)		12,569,470

Total Long-Term Investment Securities (cost $466,623,450)		529,352,958

REPURCHASE AGREEMENT — 3.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 01/31/11, to be repurchased 02/01/11 in the amount of $21,566,006 collateralized by $20,985,000 of United States Treasury Notes, bearing interest at 3.13% due 04/30/17 and having approximate value of $21,998,576 (cost $21,566,000)	$21,566,000	21,566,000

TOTAL INVESTMENTS (cost $488,189,450)(3)	99.8%	550,918,958
Other assets less liabilities	0.2	1,000,492

NET ASSETS	100.0%	$551,919,450

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2011, the aggregate value of these securities was $15,885,218 representing 2.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2011. The aggregate value of these securities was $448,813,973 representing 81.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At January 31, 2011, the aggregate value of these securities was $2,890,720 representing 0.5% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR  — Global Depository Receipt
OTC  — Over the Counter
RSP  — Risparmio Savings Shares

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
France	$—	$58,067,639	#	$—	$58,067,639
Germany	—	59,518,703	#	—	59,518,703
Japan	—	44,215,826	#		44,215,826
Netherlands	—	39,819,713	#	—	39,819,713
Spain	—	30,084,235	#	—	30,084,235
Switzerland	—	33,102,973	#	—	33,102,973
United Kingdom	16,248,538	80,567,814	#	—	96,816,352
Other Countries*	51,720,977	103,437,070	#	—	155,158,047
Preferred Stock	12,569,470	—		—	12,569,470
Repurchase Agreement	—	21,566,000		—	21,566,000

Total	$80,538,985	$470,379,973		$—	$550,918,958

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to Portfolio of Investments.

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $448,813,973 representing 81.3% of net assets. (See Note 2.)

See Notes to Financial Statements

(This page intentionally left blank)

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2011

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond

ASSETS:
Investments at value (unaffiliated)*	$362,725,978	$1,005,628,645	$290,189,154	$276,148,252	$600,714,818
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	2,207,000	129,900,000

Total investments	362,725,978	1,005,628,645	290,189,154	278,355,252	730,614,818

Cash	644	164,334	701,514	1,199,005	—
Foreign cash*	—	—	143,028	—	1,897,957
Due from broker	—	715,000	—	—	39,000
Receivable for:
Fund shares sold	3,659,704	1,166,998	460,152	342,984	1,843,099
Dividends and interest	149,647	17,043,111	2,509,205	5,712,347	3,202,407
Investments sold	—	8,835,666	—	14,939,785	48,288,274
Interest on swap contracts	—	—	73,975	—	38,329
Prepaid expenses and other assets	2,109	3,869	1,409	1,478	2,019
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	—	7,144	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	1,246,221	—	597,370
Swap premiums paid	—	—	690,541	—	177,797
Unrealized appreciation on swap contracts	—	—	2,405,227	—	74,689

Total assets	366,538,082	1,033,557,623	298,427,570	300,550,851	786,775,759

LIABILITIES:
Payable for:
Fund shares redeemed	2,621,889	1,551,821	247,488	420,566	764,238
Investments purchased	—	4,052,157	1,933,493	6,229,780	117,312,264
Interest on securities sold short	—	—	—	—	611
Interest on swap contracts	—	—	57,102	—	24,775
Investment advisory and management fees	142,083	458,120	155,560	155,094	326,452
Service fees — Class 2	3,587	5,891	2,142	2,871	3,241
Service fees — Class 3	41,978	157,550	40,012	31,613	103,696
Trustees’ fees and expenses	10,743	25,750	6,971	7,257	13,782
Other accrued expenses	105,710	214,304	115,632	171,675	145,588
Variation margin on futures contracts	—	211,250	—	—	32,770
Due to custodian	—	—	—	—	—
Due to broker	—	—	603,256	—	1,182,072
Securities sold short, at value#	—	—	—	—	19,973,203
Call and put options written, at value@	—	—	—	—	1,282,204
Unrealized depreciation on forward foreign currency contracts	—	—	2,794,917	—	965,525
Swap premiums received	—	—	389,519	—	263,817
Unrealized depreciation on swap contracts	—	—	2,383,171	—	759,172

Total liabilities	2,925,990	6,676,843	8,729,263	7,018,856	143,153,410

NET ASSETS	$363,612,092	$1,026,880,780	$289,698,307	$293,531,995	$643,622,349

* Cost
Investments (unaffiliated)	$362,767,333	$936,100,441	$274,918,642	$281,350,825	$594,749,182

Investment securities (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$142,734	$—	$1,892,210

# Proceeds from securities sold short	$—	$—	$—	$—	$(19,934,766)

@ Premiums received on options written	$—	$—	$—	$—	$1,013,281

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
January 31, 2011

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond

NET ASSETS REPRESENTED BY:
Capital paid-in	$373,869,446	$892,315,302	$266,456,613	$319,684,828	$625,198,888
Accumulated undistributed net investment income (loss)	—	61,491,121	7,179,292	20,952,071	10,596,029
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, and foreign exchange transactions	(10,215,999)	4,871,090	2,692,078	(41,902,331)	3,354,505
Unrealized appreciation (depreciation) on investments	(41,355)	69,528,204	15,270,512	(5,202,573)	5,965,636
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(1,324,937)	(346,453)	—	(1,104,008)
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,553,735)	—	(350,264)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	(38,437)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$363,612,092	$1,026,880,780	$289,698,307	$293,531,995	$643,622,349

Class 1 (unlimited shares authorized):
Net assets	$138,750,589	$238,500,880	$82,253,532	$120,148,768	$125,023,713
Shares of beneficial interest issued and outstanding	13,005,158	17,568,532	6,714,660	20,798,393	14,356,662
Net asset value, offering and redemption price per share	$10.67	$13.58	$12.25	$5.78	$8.71

Class 2 (unlimited shares authorized):
Net assets	$27,953,108	$45,841,872	$16,784,450	$22,605,907	$24,815,974
Shares of beneficial interest issued and outstanding	2,628,954	3,383,450	1,378,363	3,921,550	2,863,413
Net asset value, offering and redemption price per share	$10.63	$13.55	$12.18	$5.76	$8.67

Class 3 (unlimited shares authorized):
Net assets	$196,908,395	$742,538,028	$190,660,325	$150,777,320	$493,782,662
Shares of beneficial interest issued and outstanding	18,568,307	54,945,769	15,721,472	26,213,630	57,136,921
Net asset value, offering and redemption price per share	$10.60	$13.51	$12.13	$5.75	$8.64

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
January 31, 2011

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

ASSETS:
Investments at value (unaffiliated)*	$147,088,430	$747,746,794	$38,328,834	$18,273,700	$227,739,925
Investments at value (affiliated)*	—	—	—	8,070	—
Repurchase agreements (cost approximates value)	7,051,000	—	—	348,000	—

Total investments	154,139,430	747,746,794	38,328,834	18,629,770	227,739,925

Cash	978	19,106	107,061	6,231	849
Foreign cash*	—	101	1,164	—	—
Due from broker	136,000	—	—	—	—
Receivable for:
Fund shares sold	343,839	113,775	25,291	7,775	22,808
Dividends and interest	414,522	3,188,747	51,150	16,937	270,078
Investments sold	7,025,185	7,742,699	502,544	—	1,629,803
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,679	3,362	789	538	1,308
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	4,209	—
Variation margin on futures contracts	820	—	—	2,725	—
Unrealized appreciation on forward foreign currency contracts	—	—	4,562	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	162,066,453	758,814,584	39,021,395	18,668,185	229,664,771

LIABILITIES:
Payable for:
Fund shares redeemed	357,153	802,263	67,118	25,582	201,608
Investments purchased	23,729,319	4,356,386	405,042	25,792	2,258,045
Interest on securities sold short	—	—	—	—	—
Interest on swap contracts	—	—	—	—	—
Investment advisory and management fees	78,280	413,818	24,403	6,273	124,887
Service fees — Class 2	1,447	7,392	410	—	1,536
Service fees — Class 3	6,572	77,786	2,468	—	4,381
Trustees’ fees and expenses	3,272	19,008	909	439	5,461
Other accrued expenses	87,923	192,011	67,655	47,306	69,847
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	175,746	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	24,263,966	5,868,664	743,751	105,392	2,665,765

NET ASSETS	$137,802,487	$752,945,920	$38,277,644	$18,562,793	$226,999,006

* Cost
Investment securities (unaffiliated)	$134,513,616	$650,857,606	$31,646,878	$17,225,934	$213,931,002

Investment securities (affiliated)	$—	$—	$—	$262,874	$—

Foreign cash	$—	$98	$1,164	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
January 31, 2011

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

NET ASSETS REPRESENTED BY:
Capital paid-in	$183,444,575	$805,619,306	$50,292,995	$21,463,712	$218,500,173
Accumulated undistributed net investment income (loss)	2,325,946	17,288,025	1,128,416	257,933	2,129,875
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short and foreign exchange transactions	(60,585,634)	(166,869,924)	(19,655,109)	(3,965,403)	(7,439,965)
Unrealized appreciation (depreciation) on investments	12,574,814	96,889,188	6,681,956	792,962	13,808,923
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	42,786	—	—	13,589	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	19,325	(170,614)	—	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$137,802,487	$752,945,920	$38,277,644	$18,562,793	$226,999,006

Class 1 (unlimited shares authorized):
Net assets	$95,032,763	$330,081,897	$23,541,738	$18,562,793	$194,379,806
Shares of beneficial interest issued and outstanding	6,529,477	22,294,256	2,162,895	1,721,315	9,787,669
Net asset value, offering and redemption price per share	$14.55	$14.81	$10.88	$10.78	$19.86

Class 2 (unlimited shares authorized):
Net assets	$11,255,468	$57,792,516	$3,235,722	$—	$11,910,099
Shares of beneficial interest issued and outstanding	774,281	3,907,832	297,491	—	600,253
Net asset value, offering and redemption price per share	$14.54	$14.79	$10.88	$—	$19.84

Class 3 (unlimited shares authorized):
Net assets	$31,514,256	$365,071,507	$11,500,184	$—	$20,709,101
Shares of beneficial interest issued and outstanding	2,170,591	24,723,226	1,059,413	—	1,044,471
Net asset value, offering and redemption price per share	$14.52	$14.77	$10.86	$—	$19.83

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
January 31, 2011

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

ASSETS:
Investments at value (unaffiliated)*	$98,942,590	$1,409,522,105	$58,567,794	$448,276,124	$69,330,697
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	1,408,000	—	1,181,000	—	288,000

Total investments	100,350,590	1,409,522,105	59,748,794	448,276,124	69,618,697

Cash	678	105	621	652	385
Foreign cash*	—	—	—	—	4,805
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	9,493	681,149	244,035	19,932	23,261
Dividends and interest	96,485	1,764,455	165,917	105,638	50,492
Investments sold	—	5,025,481	—	7,272,339	139,875
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	818	12,786	637	2,403	707
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	2,961
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	100,458,064	1,417,006,081	60,160,004	455,677,088	69,841,183

LIABILITIES:
Payable for:
Fund shares redeemed	122,446	1,822,684	135,920	781,706	81,170
Investments purchased	246,239	1,979,694	—	7,279,002	139,638
Interest on securities sold short	—	—	—	—	—
Interest on swap contracts	—	—	—	—	—
Investment advisory and management fees	66,786	868,835	30,684	236,592	52,451
Service fees — Class 2	1,083	12,065	958	4,006	330
Service fees — Class 3	7,318	134,757	5,387	33,017	12,164
Trustees’ fees and expenses	2,449	33,246	1,234	10,412	1,649
Other accrued expenses	51,588	286,355	48,557	116,977	60,895
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	497,909	5,137,636	222,740	8,461,712	348,297

NET ASSETS	$99,960,155	$1,411,868,445	$59,937,264	$447,215,376	$69,492,886

* Cost
Investments (unaffiliated)	$82,289,200	$959,193,316	$54,335,555	$369,729,236	$54,964,237

Investment securities (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$4,584

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
January 31, 2011

		Davis
	Equity	Venture	‘Dogs‘ of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

NET ASSETS REPRESENTED BY:
Capital paid-in	$129,211,015	$984,873,068	$72,865,515	$598,071,910	$78,509,131
Accumulated undistributed net investment income (loss)	497,459	10,030,724	1,380,991	1,538,588	(1,150)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short and foreign exchange transactions	(46,401,709)	(33,393,600)	(18,541,481)	(230,942,010)	(23,384,062)
Unrealized appreciation (depreciation) on investments	16,653,390	450,328,789	4,232,239	78,546,888	14,366,460
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	29,464	—	—	2,507
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$99,960,155	$1,411,868,445	$59,937,264	$447,215,376	$69,492,886

Class 1 (unlimited shares authorized):
Net assets	$57,586,478	$684,524,066	$26,724,433	$260,478,173	$9,843,215
Shares of beneficial interest issued and outstanding	4,910,919	29,106,901	3,476,922	11,029,928	1,129,042
Net asset value, offering and redemption price per share	$11.73	$23.52	$7.69	$23.62	$8.72

Class 2 (unlimited shares authorized):
Net assets	$8,363,789	$94,096,368	$7,428,626	$31,388,262	$2,578,626
Shares of beneficial interest issued and outstanding	714,142	4,007,282	967,590	1,332,368	298,950
Net asset value, offering and redemption price per share	$11.71	$23.48	$7.68	$23.56	$8.63

Class 3 (unlimited shares authorized):
Net assets	$34,009,888	$633,248,011	$25,784,205	$155,348,941	$57,071,045
Shares of beneficial interest issued and outstanding	2,908,269	27,018,660	3,365,887	6,624,513	6,655,392
Net asset value, offering and redemption price per share	$11.69	$23.44	$7.66	$23.45	$8.58

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
January 31, 2011

	MFS				Small
	Massachusetts	Fundamental	Blue Chip	Real	Company
	Investors Trust	Growth	Growth	Estate	Value

ASSETS:
Investments at value (unaffiliated)*	$280,386,677	$160,509,992	$62,799,503	$280,917,645	$187,222,640
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	208,000	1,748,000	—	126,000

Total investments	280,386,677	160,717,992	64,547,503	280,917,645	187,348,640

Cash	67,415	521	443	710	437
Foreign cash*	—	664	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	649,231	8,433	286,871	474,871	452,130
Dividends and interest	301,838	30,901	27,603	76,943	72,665
Investments sold	2,420,772	6,687,107	968,885	5,027,704	191,070
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,524	49,892	797	2,950	934
Due from investment adviser for expense reimbursements/fee waivers	—	6,951	1,032	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	283,828,457	167,502,461	65,833,134	286,500,823	188,065,876

LIABILITIES:
Payable for:
Fund shares redeemed	142,439	339,759	34,464	239,953	329,512
Investments purchased	4,259,000	5,684,056	1,574,075	786,455	354,217
Interest on securities sold short	—	—	—	—	—
Interest on swap contracts	—	—	—	—	—
Investment advisory and management fees	163,752	117,587	37,657	181,502	157,892
Service fees — Class 2	1,872	461	647	1,433	—
Service fees — Class 3	40,233	19,429	10,131	47,111	38,328
Trustees’ fees and expenses	5,758	3,758	1,204	6,330	3,686
Other accrued expenses	80,715	65,887	55,276	79,428	66,707
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	4,693,769	6,230,937	1,713,454	1,342,212	950,342

NET ASSETS	$279,134,688	$161,271,524	$64,119,680	$285,158,611	$187,115,534

* Cost
Investments (unaffiliated)	$233,139,237	$130,241,093	$54,892,248	$230,853,573	$152,397,919

Investment securities (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$631	$—	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
January 31, 2011

	MFS				Small
	Massachusetts	Fundamental	Blue Chip	Real	Company
	Investors Trust	Growth	Growth	Estate	Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$249,232,018	$199,225,297	$60,979,236	$300,513,941	$162,670,628
Accumulated undistributed net investment income (loss)	1,654,329	—	30,553	2,461,677	510,531
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short and foreign exchange transactions	(19,010,103)	(68,222,704)	(4,797,364)	(67,879,552)	(10,890,346)
Unrealized appreciation (depreciation) on investments	47,247,440	30,268,899	7,907,255	50,064,072	34,824,721
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	11,004	32	—	(1,527)	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$279,134,688	$161,271,524	$64,119,680	$285,158,611	$187,115,534

Class 1 (unlimited shares authorized):
Net assets	$71,022,103	$67,429,344	$10,313,171	$45,847,610	$5,146,167
Shares of beneficial interest issued and outstanding	4,984,060	4,038,976	1,389,866	3,784,350	298,718
Net asset value, offering and redemption price per share	$14.25	$16.69	$7.42	$12.12	$17.23

Class 2 (unlimited shares authorized):
Net assets	$14,689,404	$3,517,310	$4,983,865	$11,316,657	$—
Shares of beneficial interest issued and outstanding	1,031,525	212,439	672,143	937,103	—
Net asset value, offering and redemption price per share	$14.24	$16.56	$7.41	$12.08	$—

Class 3 (unlimited shares authorized):
Net assets	$193,423,181	$90,324,870	$48,822,644	$227,994,344	$181,969,367
Shares of beneficial interest issued and outstanding	13,605,266	5,494,169	6,597,840	18,939,169	10,625,870
Net asset value, offering and redemption price per share	$14.22	$16.44	$7.40	$12.04	$17.13

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
January 31, 2011

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

ASSETS:
Investments at value (unaffiliated)*	$180,726,727	$73,161,881	$163,507,397	$98,549,030	$42,460,730
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	2,369,000	2,050,000	—	5,744,000	3,072,000

Total investments	183,095,727	75,211,881	163,507,397	104,293,030	45,532,730

Cash	110	996	184	14	—
Foreign cash*	—	—	—	7	260,649
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	244,738	46,677	520,414	217,470	185,759
Dividends and interest	13,284	10,319	1,401	38,652	9,463
Investments sold	1,544,514	319,992	1,586,423	2,177,768	564,146
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,605	138,048	27,947	933	17,203
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	3,812
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	184,899,978	75,727,913	165,643,766	106,727,874	46,573,762

LIABILITIES:
Payable for:
Fund shares redeemed	412,268	156,234	145,945	106,491	30,950
Investments purchased	1,995,557	1,033,333	3,680,907	1,607,064	532,430
Interest on securities sold short	—	—	—	—	—
Interest on swap contracts	—	—	—	—	—
Investment advisory and management fees	120,585	47,374	101,157	76,144	38,121
Service fees — Class 2	3,020	565	664	2,462	587
Service fees — Class 3	21,274	3,699	29,274	13,761	5,497
Trustees’ fees and expenses	3,746	1,630	3,027	2,192	966
Other accrued expenses	72,340	52,467	64,042	55,567	52,589
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	3,887
Due to broker	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	2,628,790	1,295,302	4,025,016	1,863,681	665,027

NET ASSETS	$182,271,188	$74,432,611	$161,618,750	$104,864,193	$45,908,735

* Cost
Investments (unaffiliated)	$139,903,782	$55,215,511	$139,660,080	$76,009,267	$38,090,530

Investment securities (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$8	$256,736

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
January 31, 2011

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

NET ASSETS REPRESENTED BY:
Capital paid-in	$195,437,359	$148,335,378	$143,740,561	$88,616,419	$62,669,355
Accumulated undistributed net investment income (loss)	121	—	—	175,870	(1,576)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short and foreign exchange transactions	(53,989,237)	(91,849,137)	(5,969,128)	(6,467,858)	(21,132,867)
Unrealized appreciation (depreciation) on investments	40,822,945	17,946,370	23,847,317	22,539,763	4,370,200
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(1)	3,623
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$182,271,188	$74,432,611	$161,618,750	$104,864,193	$45,908,735

Class 1 (unlimited shares authorized):
Net assets	$58,335,425	$52,220,298	$15,778,229	$20,793,520	$14,930,323
Shares of beneficial interest issued and outstanding	5,086,775	5,188,505	2,169,657	2,242,619	5,065,319
Net asset value, offering and redemption price per share	$11.47	$10.06	$7.27	$9.27	$2.95

Class 2 (unlimited shares authorized):
Net assets	$23,410,979	$4,401,868	$5,230,592	$18,948,323	$4,642,678
Shares of beneficial interest issued and outstanding	2,068,746	439,956	729,980	2,064,580	1,596,004
Net asset value, offering and redemption price per share	$11.32	$10.01	$7.17	$9.18	$2.91

Class 3 (unlimited shares authorized):
Net assets	$100,524,784	$17,810,445	$140,609,929	$65,122,350	$26,335,734
Shares of beneficial interest issued and outstanding	8,950,938	1,791,007	19,787,011	7,139,415	9,127,979
Net asset value, offering and redemption price per share	$11.23	$9.94	$7.11	$9.12	$2.89

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
January 31, 2011

		International		International
	Small & Mid	Growth and	Global	Diversified	Emerging
	Cap Value	Income	Equities	Equities	Markets	Foreign Value

ASSETS:
Investments at value (unaffiliated)*	$532,757,048	$383,947,966	$118,700,793	$294,856,785	$304,004,205	$529,352,958
Investment securities (affiliated)	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	5,230,000	873,000	24,204,000	5,046,000	21,566,000

Total investments	532,757,048	389,177,966	119,573,793	319,060,785	309,050,205	550,918,958

Cash	424	738	163	372	359	474
Foreign cash*	—	123	—	9,238,241	771,956	675,079
Due from broker	—	—	—	1,186,090	—	—
Receivable for:
Fund shares sold	1,056,473	73,733	136,829	93,496	278,049	1,351,467
Dividends and interest	197,536	800,775	97,346	396,939	564,496	651,891
Investments sold	597,400	440,935	2,003,838	7,728,082	—	—
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	30,491	3,019	848	1,610	6,352	3,414
Due from investment adviser for expense reimbursements/fee waivers	—	16,372	—	—	—	—
Variation margin on futures contracts	—	—	—	223,234	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,410,910	—	526,012	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	534,639,372	391,924,571	121,812,817	338,454,861	310,671,417	553,601,283

LIABILITIES:
Payable for:
Fund shares redeemed	1,117,080	609,514	119,044	845,683	783,295	1,020,944
Investments purchased	4,912,700	3,822,077	1,986,757	—	—	—
Interest on securities sold short	—	—	—	—	—	—
Interest on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	411,223	300,174	85,161	240,345	294,209	376,211
Service fees — Class 2	3,544	1,743	1,085	3,812	1,646	4,559
Service fees — Class 3	105,372	57,655	6,493	48,685	40,564	106,956
Trustees’ fees and expenses	11,083	9,332	2,701	8,059	6,961	11,727
Other accrued expenses	99,131	155,990	96,744	174,415	406,301	161,436
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	241,765	—	—	—
Due to broker	—	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	2,452,123	—	78,271	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	6,660,133	7,408,608	2,539,750	1,399,270	1,532,976	1,681,833

NET ASSETS	$527,979,239	$384,515,963	$119,273,067	$337,055,591	$309,138,441	$551,919,450

* Cost
Investments (unaffiliated)	$436,919,785	$329,047,533	$94,952,674	$256,306,665	$276,168,961	$466,623,450

Investment securities (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$123	$(243,217)	$9,149,072	$774,935	$676,622

# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
January 31, 2011

		International		International
	Small & Mid	Growth and	Global	Diversified	Emerging
	Cap Value	Income	Equities	Equities	Markets	Foreign Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$446,388,259	$502,483,732	$171,488,245	$333,228,570	$305,940,116	$518,703,157
Accumulated undistributed net investment income (loss)	688,946	8,493,026	730,425	3,880,544	945,785	5,811,317
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short and foreign exchange transactions	(14,935,229)	(180,350,604)	(76,697,882)	(39,379,876)	(25,584,057)	(35,353,698)
Unrealized appreciation (depreciation) on investments	95,837,263	54,900,433	23,748,119	38,550,120	27,835,244	62,729,508
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	220,691	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(1,010,624)	4,160	555,542	1,353	29,166
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$527,979,239	$384,515,963	$119,273,067	$337,055,591	$309,138,441	$551,919,450

Class 1 (unlimited shares authorized):
Net assets	$—	$99,914,033	$79,739,948	$78,703,912	$108,603,362	$—
Shares of beneficial interest issued and outstanding	—	10,679,541	5,558,305	8,531,653	11,689,350	—
Net asset value, offering and redemption price per share	$—	$9.36	$14.35	$9.22	$9.29	$—

Class 2 (unlimited shares authorized):
Net assets	$27,759,099	$13,538,611	$8,421,335	$29,766,403	$12,493,730	$35,789,555
Shares of beneficial interest issued and outstanding	1,580,682	1,443,648	589,127	3,245,652	1,355,807	2,478,141
Net asset value, offering and redemption price per share	$17.56	$9.38	$14.29	$9.17	$9.21	$14.44

Class 3 (unlimited shares authorized):
Net assets	$500,220,140	$271,063,319	$31,111,784	$228,585,276	$188,041,349	$516,129,895
Shares of beneficial interest issued and outstanding	28,554,919	28,983,635	2,182,155	24,958,694	20,512,343	35,777,078
Net asset value, offering and redemption price per share	$17.52	$9.35	$14.26	$9.16	$9.17	$14.43

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF OPERATIONS
For the Year Ended January 31, 2011

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond

INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$102,413	$—	$110,159	$7,493
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	1,072,549	70,325,259	7,647,685	24,922,764	16,106,255

Total investment income*	1,072,549	70,427,672	7,647,685	25,032,923	16,113,748

EXPENSES:
Investment advisory and management fees	1,875,907	5,264,522	1,746,840	1,778,840	3,210,699
Service fees:
Class 2	48,913	72,928	26,169	34,666	40,561
Class 3	555,451	1,754,355	423,866	353,470	953,074
Custodian and accounting fees	81,970	258,273	130,713	98,222	152,059
Reports to shareholders	87,692	207,172	54,591	70,018	111,801
Audit and tax fees	32,571	36,697	43,400	44,390	50,375
Legal fees	22,875	23,046	10,556	22,274	12,918
Trustees’ fees and expenses	36,288	89,494	24,151	25,579	46,534
Interest expense	—	5,748	31	6,472	—
Other expenses	13,274	24,789	11,668	12,949	14,381

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,754,941	7,737,024	2,471,985	2,446,880	4,592,402
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	—
Custody credits earned on cash balances	(82)	(392)	(370)	(254)	(1,762)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	2,754,859	7,736,632	2,471,615	2,446,626	4,590,640

Net investment income (loss)	(1,682,310)	62,691,040	5,176,070	22,586,297	11,523,108

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(4,904,984)	15,407,557	3,535,830	10,307,425	10,270,282
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	(160,607)
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(1,747,461)	(541,718)	—	3,073,448
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	3,603,707	13,436	577,790
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	30,676	—

Net realized gain (loss) on investments and foreign currencies	(4,904,984)	13,660,096	6,597,819	10,351,537	13,760,913

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	5,042,404	18,654,079	4,952,017	8,699,736	(2,348,970)
Change in unrealized appreciation (depreciation) investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(1,830,323)	(794,536)	—	(3,183,365)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(2,767,383)	(13,136)	(533,853)
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	469,855
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	5,042,404	16,823,756	1,390,098	8,686,600	(5,596,333)

Net realized and unrealized gain (loss) on investments and foreign currencies	137,420	30,483,852	7,987,917	19,038,137	8,164,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,544,890)	$93,174,892	$13,163,987	$41,624,434	$19,687,688

* Net of foreign withholding taxes on interest and dividends of	$—	$(5,175)	$(10,180)	$(51)	$(1,553)

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF OPERATIONS (continued)
For the Year Ended January 31, 2011

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

INVESTMENT INCOME:
Dividends (unaffiliated)	$1,584,042	$10,419,888	$1,505,866	$350,333	$3,824,021
Dividends (affiliated)	—	—	—	1,802	—
Interest (unaffiliated)	1,830,331	12,894,006	20,915	229	136

Total investment income*	3,414,373	23,313,894	1,526,781	352,364	3,824,157

EXPENSES:
Investment advisory and management fees	874,586	4,860,565	271,316	70,240	1,440,826
Service fees:
Class 2	17,260	88,605	4,855	—	18,142
Class 3	62,596	897,993	25,656	—	47,157
Custodian and accounting fees	110,876	243,094	83,877	35,942	73,036
Reports to shareholders	26,805	155,865	7,203	1,130	49,326
Audit and tax fees	31,449	31,642	29,839	29,738	29,839
Legal fees	5,477	19,730	6,464	5,805	9,970
Trustees’ fees and expenses	11,508	67,085	3,192	1,535	19,595
Interest expense	—	—	12	—	318
Other expenses	19,492	44,947	13,035	10,321	20,848

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,160,049	6,409,526	445,449	154,711	1,709,057
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	(58,124)	—
Custody credits earned on cash balances	(39)	(136)	(20)	(5)	(21)
Fees paid indirectly (Note 5)	(6,291)	(22,977)	(2,090)	—	(668)

Net expenses	1,153,719	6,386,413	443,339	96,582	1,708,368

Net investment income (loss)	2,260,654	16,927,481	1,083,442	255,782	2,115,789

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	12,781,342	14,243,302	(179,155)	(202,308)	43,793,360
Net realized gain (loss) on investments (affiliated)	—	—	—	(48,993)	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	33,780	—	—	(27,164)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(9,052)	162,178	—	22
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	12,815,122	14,234,250	(16,977)	(278,465)	43,793,382

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	3,751,810	57,146,693	6,222,013	3,408,532	(8,877,720)
Change in unrealized appreciation (depreciation) investments (affiliated)	—	—	—	52,916	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	64,933	—	—	34,600	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	20,247	(286,510)	—	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	3,816,743	57,166,940	5,935,503	3,496,048	(8,877,720)

Net realized and unrealized gain (loss) on investments and foreign currencies	16,631,865	71,401,190	5,918,526	3,217,583	34,915,662

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,892,519	$88,328,671	$7,001,968	$3,473,365	$37,031,451

* Net of foreign withholding taxes on interest and dividends of	$2	$94,855	$83,188	$63	$19,757

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF OPERATIONS (continued)
For the Year Ended January 31, 2011

		Davis	‘Dogs‘ of
	Equity	Venture	Wall	Alliance	Capital
	Opportunities	Value	Street	Growth	Growth

INVESTMENT INCOME:
Dividends (unaffiliated)	$1,608,596	$22,278,588	$1,831,813	$5,047,281	$746,034
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	98	47,858	106	55	50

Total investment income*	1,608,694	22,326,446	1,831,919	5,047,336	746,084

EXPENSES:
Investment advisory and management fees	763,369	9,781,062	303,831	2,681,006	593,638
Service fees:
Class 2	12,583	140,443	11,166	45,919	4,098
Class 3	83,150	1,458,675	44,435	371,741	135,544
Custodian and accounting fees	45,408	363,616	28,797	107,625	60,707
Reports to shareholders	20,106	278,157	9,972	86,884	18,051
Audit and tax fees	29,839	29,841	29,834	29,839	29,840
Legal fees	7,541	30,526	6,556	13,975	7,419
Trustees’ fees and expenses	8,674	119,102	4,298	37,685	5,904
Interest expense	95	49	—	4,368	227
Other expenses	13,317	68,834	12,040	29,411	13,816

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	984,082	12,270,305	450,929	3,408,453	869,244
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	(33,449)
Custody credits earned on cash balances	(4)	(23)	(1)	(45)	(4)
Fees paid indirectly (Note 5)	—	(29,219)	—	(13,462)	—

Net expenses	984,078	12,241,063	450,928	3,394,946	835,791

Net investment income (loss)	624,616	10,085,383	1,380,991	1,652,390	(89,707)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	10,777,217	59,037,076	2,843,458	32,379,721	1,504,089
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(46,347)	—	508	(10,980)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	10,777,217	58,990,729	2,843,458	32,380,229	1,493,109

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	8,080,560	155,120,647	4,250,221	48,660,107	9,326,516
Change in unrealized appreciation (depreciation) investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	24,752	—	—	1,558
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	8,080,560	155,145,399	4,250,221	48,660,107	9,328,074

Net realized and unrealized gain (loss) on investments and foreign currencies	18,857,777	214,136,128	7,093,679	81,040,336	10,821,183

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,482,393	$224,221,511	$8,474,670	$82,692,726	$10,731,476

* Net of foreign withholding taxes on interest and dividends of	$7,196	$343,759	$—	$89,377	$18,137

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF OPERATIONS (continued)
For the Year Ended January 31, 2011

	MFS
	Massachusetts		Blue		Small
	Investors	Fundamental	Chip	Real	Company
	Trust	Growth	Growth	Estate	Value

INVESTMENT INCOME:
Dividends (unaffiliated)	$3,881,683	$1,011,838	$527,221	$4,992,872	$2,561,026
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	7,355	166	155	85,296	6,507

Total investment income*	3,889,038	1,012,004	527,376	5,078,168	2,567,533

EXPENSES:
Investment advisory and management fees	1,634,760	1,290,226	339,933	1,917,132	1,532,566
Service fees:
Class 2	21,774	5,112	7,173	16,647	—
Class 3	371,817	211,958	80,217	482,839	372,270
Custodian and accounting fees	83,356	50,661	52,206	67,859	51,331
Reports to shareholders	47,862	30,591	9,175	51,932	31,230
Audit and tax fees	29,834	29,839	29,840	29,834	29,835
Legal fees	9,540	8,443	6,357	9,680	8,059
Trustees’ fees and expenses	20,205	13,349	4,089	21,862	12,865
Interest expense	—	—	—	—	2,202
Other expenses	19,569	16,319	12,472	18,708	16,692

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,238,717	1,656,498	541,462	2,616,493	2,057,050
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(76,037)	(41,292)	—	—
Custody credits earned on cash balances	(15)	(5)	(4)	(2)	(48)
Fees paid indirectly (Note 5)	(8,336)	(44,177)	(3,231)	—	—

Net expenses	2,230,366	1,536,279	496,935	2,616,491	2,057,002

Net investment income (loss)	1,658,672	(524,275)	30,441	2,461,677	510,531

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	5,967,445	18,472,269	3,360,270	19,976,234	2,316,372
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(5,608)	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	5,961,837	18,472,269	3,360,270	19,976,234	2,316,372

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	30,635,734	18,405,922	6,134,435	38,602,597	41,435,957
Change in unrealized appreciation (depreciation) investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	6,387	42	—	29	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	30,642,121	18,405,964	6,134,435	38,602,626	41,435,957

Net realized and unrealized gain (loss) on investments and foreign currencies	36,603,958	36,878,233	9,494,705	58,578,860	43,752,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,262,630	$36,353,958	$9,525,146	$61,040,537	$44,262,860

* Net of foreign withholding taxes on interest and dividends of	$46,871	$7,387	$996	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF OPERATIONS (continued)
For the Year Ended January 31, 2011

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

INVESTMENT INCOME:
Dividends (unaffiliated)	$1,186,227	$597,867	$477,643	$1,212,191	$213,393
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	286	171	972	494	—

Total investment income*	1,186,513	598,038	478,615	1,212,685	213,393

EXPENSES:
Investment advisory and management fees	1,219,354	507,234	940,082	764,009	404,202
Service fees:
Class 2	32,609	6,305	7,074	28,001	6,444
Class 3	205,872	36,016	267,073	126,826	58,281
Custodian and accounting fees	70,094	34,504	60,943	44,146	43,835
Reports to shareholders	31,316	14,027	25,755	18,019	8,914
Audit and tax fees	29,835	29,839	29,840	29,840	29,840
Legal fees	8,320	7,018	7,504	7,175	6,421
Trustees’ fees and expenses	13,302	5,843	10,513	7,710	3,511
Interest expense	50	—	—	—	42
Other expenses	17,212	13,614	15,941	11,746	12,654

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,627,964	654,400	1,364,725	1,037,472	574,144
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	(40,420)
Custody credits earned on cash balances	(14)	(8)	(46)	(2)	(5)
Fees paid indirectly (Note 5)	(5,760)	(24,103)	(59,779)	(655)	(6,241)

Net expenses	1,622,190	630,289	1,304,900	1,036,815	527,478

Net investment income (loss)	(435,677)	(32,251)	(826,285)	175,870	(314,085)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	18,651,984	7,178,181	19,161,464	8,132,204	11,021,532
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	44	—	168	—	(80,332)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	18,652,028	7,178,181	19,161,632	8,132,204	10,941,200

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	26,887,220	9,399,368	17,177,831	11,448,516	1,116,834
Change in unrealized appreciation (depreciation) investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	3,678
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	26,887,220	9,399,368	17,177,831	11,448,516	1,120,512

Net realized and unrealized gain (loss) on investments and foreign currencies	45,539,248	16,577,549	36,339,463	19,580,720	12,061,712

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,103,571	$16,545,298	$35,513,178	$19,756,590	$11,747,627

* Net of foreign withholding taxes on interest and dividends of	$22,490	$8,399	$5,369	$159	$3,463

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF OPERATIONS (continued)
For the Year Ended January 31, 2011

		International		International
	Small & Mid	Growth and	Global	Diversified	Emerging	Foreign
	Cap Value	Income	Equities	Equities	Markets	Value

INVESTMENT INCOME:
Dividends (unaffiliated)	$6,239,637	$10,130,331	$2,082,694	$7,552,416	$5,358,168	$13,215,715
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,196	11,110	75	8,128	9,393	1,956

Total investment income*	6,240,833	10,141,441	2,082,769	7,560,544	5,367,561	13,217,671

EXPENSES:
Investment advisory and management fees	4,234,119	3,372,344	927,864	2,693,040	3,080,587	3,831,591
Service fees:
Class 2	39,849	19,912	11,935	43,534	18,100	52,726
Class 3	1,075,007	635,209	63,147	538,906	411,208	1,064,582
Custodian and accounting fees	89,038	241,020	140,585	292,239	443,357	247,271
Reports to shareholders	94,323	74,195	21,995	61,698	56,645	92,263
Audit and tax fees	29,839	37,554	37,554	37,749	37,858	37,651
Legal fees	13,107	13,360	7,716	11,878	10,557	13,721
Trustees’ fees and expenses	39,156	33,039	9,622	28,693	24,614	40,858
Interest expense	808	1,566	287	—	2,182	—
Other expenses	21,484	26,326	18,638	34,502	21,187	29,216

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	5,636,730	4,454,525	1,239,343	3,742,239	4,106,295	5,409,879
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(182,646)	—	—	—	—
Custody credits earned on cash balances	(37)	(99)	(10)	(10)	(173)	(13)
Fees paid indirectly (Note 5)	(84,806)	(50,615)	—	—	(152,816)	(11,496)

Net expenses	5,551,887	4,221,165	1,239,333	3,742,229	3,953,306	5,398,370

Net investment income (loss)	688,946	5,920,276	843,436	3,818,315	1,414,255	7,819,301

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	43,020,893	23,929,585	7,134,512	(25,976)	46,513,054	9,501,273
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	3,649,414	146,320	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	3,058,275	(5,599)	321,256	(681,308)	(269,686)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—	112,230

Net realized gain (loss) on investments and foreign currencies	43,020,893	26,987,860	7,128,913	3,944,694	45,978,066	9,343,817

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	81,274,094	23,004,894	14,023,538	36,279,901	14,751,355	43,906,719
Change in unrealized appreciation (depreciation) investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	1,382,883	157,021	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	225,928	7,467	2,390,097	1,166	18,722
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	12,668	—	62,463	—

Net unrealized gain (loss) on investments and foreign currencies	81,274,094	23,230,822	14,043,673	40,052,881	14,972,005	43,925,441

Net realized and unrealized gain (loss) on investments and foreign currencies	124,294,987	50,218,682	21,172,586	43,997,575	60,950,071	53,269,258

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$124,983,933	$56,138,958	$22,016,022	$47,815,890	$62,364,326	$61,088,559

* Net of foreign withholding taxes on interest and dividends of	$41,778	$1,063,939	$124,718	$688,376	$725,014	$1,436,153

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$24,877	$66,256

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Cash		Corporate		Global
	Management		Bond		Bond
	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,682,310)	$(1,243,452)	$62,691,040	$62,116,339	$5,176,070	$6,338,516
Net realized gain (loss) on investments and foreign currencies	(4,904,984)	(59,684)	13,660,096	1,650,001	6,597,819	9,776,699
Net unrealized gain (loss) on investments and foreign currencies	5,042,404	188,126	16,823,756	166,783,810	1,390,098	11,440,642

Net increase (decrease) in net assets resulting from operations	(1,544,890)	(1,115,010)	93,174,892	230,550,150	13,163,987	27,555,857

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(5,163,571)	(15,829,291)	(14,958,784)	(3,521,448)	(3,032,313)
Net investment income — Class 2	—	(1,052,780)	(2,982,648)	(2,913,343)	(691,971)	(586,682)
Net investment income — Class 3	—	(6,846,690)	(43,683,827)	(36,395,713)	(6,873,120)	(4,786,624)
Net realized gain on securities — Class 1	—	—	—	—	(1,546,461)	(2,123,476)
Net realized gain on securities — Class 2	—	—	—	—	(315,697)	(428,842)
Net realized gain on securities — Class 3	—	—	—	—	(3,176,092)	(3,598,625)

Total distributions to shareholders	—	(13,063,041)	(62,495,766)	(54,267,840)	(16,124,789)	(14,556,562)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(118,071,132)	(272,111,488)	4,837,578	30,421,185	23,618,725	9,488,850

TOTAL INCREASE (DECREASE) IN NET ASSETS	(119,616,022)	(286,289,539)	35,516,704	206,703,495	20,657,923	22,488,145

NET ASSETS:
Beginning of period	483,228,114	769,517,653	991,364,076	784,660,581	269,040,384	246,552,239

End of period†	$363,612,092	$483,228,114	$1,026,880,780	$991,364,076	$289,698,307	$269,040,384

† Includes accumulated undistributed net investment income (loss)	$—	$(5,083)	$61,491,121	$61,847,981	$7,179,292	$9,702,040

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)

	High-Yield		Total Return
	Bond		Bond		Balanced
	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$22,586,297	$26,473,214	$11,523,108	$10,669,923	$2,260,654	$2,421,974
Net realized gain (loss) on investments and foreign currencies	10,351,537	(19,241,156)	13,760,913	15,093,153	12,815,122	(8,386,720)
Net unrealized gain (loss) on investments and foreign currencies	8,686,600	76,353,995	(5,596,333)	12,288,892	3,816,743	33,590,322

Net increase (decrease) in net assets resulting from operations	41,624,434	83,586,053	19,687,688	38,051,968	18,892,519	27,625,576

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(11,306,673)	(10,097,557)	(3,586,989)	(2,094,034)	(1,806,129)	(3,054,257)
Net investment income — Class 2	(2,121,652)	(2,098,261)	(710,858)	(414,840)	(202,729)	(365,647)
Net investment income — Class 3	(13,949,884)	(10,458,463)	(10,576,296)	(4,259,371)	(446,868)	(522,698)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(27,378,209)	(22,654,281)	(14,874,143)	(6,768,245)	(2,455,726)	(3,942,602)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(5,751,310)	18,811,766	209,433,893	171,365,122	(5,340,458)	(8,951,413)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,494,915	79,743,538	214,247,438	202,648,845	11,096,335	14,731,561

NET ASSETS:
Beginning of period	285,037,080	205,293,542	429,374,911	226,726,066	126,706,152	111,974,591

End of period†	$293,531,995	$285,037,080	$643,622,349	$429,374,911	$137,802,487	$126,706,152

† Includes accumulated undistributed net investment income (loss)	$20,952,071	$25,700,596	$10,596,029	$14,456,922	$2,325,946	$2,454,420

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)

	MFS Total		Telecom		Equity
	Return		Utility		Index
	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$16,927,481	$20,509,349	$1,083,442	$1,313,399	$255,782	$285,197
Net realized gain (loss) on investments and foreign currencies	14,234,250	(47,422,618)	(16,977)	(6,887,592)	(278,465)	(915,749)
Net unrealized gain (loss) on investments and foreign currencies	57,166,940	182,473,512	5,935,503	14,332,703	3,496,048	5,335,538

Net increase (decrease) in net assets resulting from operations	88,328,671	155,560,243	7,001,968	8,758,510	3,473,365	4,704,986

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(9,581,332)	(13,126,915)	(642,319)	(1,259,984)	(286,244)	(431,681)
Net investment income — Class 2	(1,596,431)	(2,274,371)	(85,082)	(184,051)	—	—
Net investment income — Class 3	(9,593,039)	(12,235,499)	(277,826)	(473,782)	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(20,770,802)	(27,636,785)	(1,005,227)	(1,917,817)	(286,244)	(431,681)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(90,123,610)	(65,082,112)	(4,072,867)	(4,635,256)	(1,653,686)	(3,150,744)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,565,741)	62,841,346	1,923,874	2,205,437	1,533,435	1,122,561

NET ASSETS:
Beginning of period	775,511,661	712,670,315	36,353,770	34,148,333	17,029,358	15,906,797

End of period†	$752,945,920	$775,511,661	$38,277,644	$36,353,770	$18,562,793	$17,029,358

† Includes accumulated undistributed net investment income (loss)	$17,288,025	$20,770,555	$1,128,416	$887,862	$257,933	$288,145

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)

			Equity		Davis Venture
	Growth-Income		Opportunities		Value
	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,115,789	$1,993,404	$624,616	$688,956	$10,085,383	$8,866,679
Net realized gain (loss) on investments and foreign currencies	43,793,382	(13,408,631)	10,777,217	(24,167,455)	58,990,729	(71,164,397)
Net unrealized gain (loss) on investments and foreign currencies	(8,877,720)	67,708,522	8,080,560	55,233,685	155,145,399	496,065,465

Net increase (decrease) in net assets resulting from operations	37,031,451	56,293,295	19,482,393	31,755,186	224,221,511	433,767,747

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,786,980)	(2,823,983)	(397,188)	(717,311)	(4,998,388)	(10,534,129)
Net investment income — Class 2	(95,788)	(154,192)	(46,891)	(87,348)	(574,083)	(1,301,843)
Net investment income — Class 3	(139,964)	(191,992)	(152,906)	(310,430)	(3,222,537)	(6,641,313)
Net realized gain on securities — Class 1	—	—	—	—	—	(15,543,468)
Net realized gain on securities — Class 2	—	—	—	—	—	(2,202,662)
Net realized gain on securities — Class 3	—	—	—	—	—	(12,348,240)

Total distributions to shareholders	(2,022,732)	(3,170,167)	(596,985)	(1,115,089)	(8,795,008)	(48,571,655)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(36,911,626)	(42,617,961)	(17,680,700)	(18,718,862)	(165,148,456)	(150,574,093)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,902,907)	10,505,167	1,204,708	11,921,235	50,278,047	234,621,999

NET ASSETS:
Beginning of period	228,901,913	218,396,746	98,755,447	86,834,212	1,361,590,398	1,126,968,399

End of period†	$226,999,006	$228,901,913	$99,960,155	$98,755,447	$1,411,868,445	$1,361,590,398

† Includes accumulated undistributed net investment income (loss)	$2,129,875	$1,993,430	$497,459	$596,984	$10,030,724	$8,786,696

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)

	‘‘Dogs” of		Alliance		Capital
	Wall Street		Growth		Growth
	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,380,991	$1,396,274	$1,652,390	$3,531,836	$(89,707)	$(107,247)
Net realized gain (loss) on investments and foreign currencies	2,843,458	(14,305,725)	32,380,229	(15,091,958)	1,493,109	(4,806,970)
Net unrealized gain (loss) on investments and foreign currencies	4,250,221	26,008,277	48,660,107	150,062,162	9,328,074	25,111,790

Net increase (decrease) in net assets resulting from operations	8,474,670	13,098,826	82,692,726	138,502,040	10,731,476	20,197,573

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(715,758)	(1,108,690)	(2,056,608)	(1,524,536)	—	—
Net investment income — Class 2	(192,530)	(333,874)	(212,612)	(139,713)	—	—
Net investment income — Class 3	(487,986)	(571,723)	(924,100)	(501,907)	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(1,396,274)	(2,014,287)	(3,193,320)	(2,166,156)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	6,533,568	(4,327,258)	(72,349,394)	(84,160,292)	(7,699,005)	(6,905,296)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,611,964	6,757,281	7,150,012	52,175,592	3,032,471	13,292,277

NET ASSETS:
Beginning of period	46,325,300	39,568,019	440,065,364	387,889,772	66,460,415	53,168,138

End of period†	$59,937,264	$46,325,300	$447,215,376	$440,065,364	$69,492,886	$66,460,415

† Includes accumulated undistributed net investment income (loss)	$1,380,991	$1,396,274	$1,538,588	$3,606,391	$(1,150)	$(854)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)

	MFS Massachusetts		Fundamental		Blue Chip
	Investors Trust		Growth		Growth
	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,658,672	$1,962,814	$(524,275)	$(107,094)	$30,441	$66,456
Net realized gain (loss) on investments and foreign currencies	5,961,837	(15,070,486)	18,472,269	(14,358,354)	3,360,270	(762,730)
Net unrealized gain (loss) on investments and foreign currencies	30,642,121	60,740,985	18,405,964	52,834,005	6,134,435	8,892,665

Net increase (decrease) in net assets resulting from operations	38,262,630	47,633,313	36,353,958	38,368,557	9,525,146	8,196,391

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(659,393)	(917,858)	—	—	(33,449)	(36,172)
Net investment income — Class 2	(119,371)	(165,705)	—	—	(7,094)	(7,807)
Net investment income — Class 3	(1,218,093)	(1,129,018)	—	—	(26,377)	(8,545)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(1,996,857)	(2,212,581)	—	—	(66,920)	(52,524)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	38,237,498	12,236,948	(21,041,356)	(20,787,712)	18,473,639	3,511,266

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,503,271	57,657,680	15,312,602	17,580,845	27,931,865	11,655,133

NET ASSETS:
Beginning of period	204,631,417	146,973,737	145,958,922	128,378,077	36,187,815	24,532,682

End of period†	$279,134,688	$204,631,417	$161,271,524	$145,958,922	$64,119,680	$36,187,815

† Includes accumulated undistributed net investment income (loss)	$1,654,329	$1,994,116	$—	$—	$30,553	$67,700

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)

	Real		Small Company		Mid-Cap
	Estate		Value		Growth
	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,461,677	$4,380,848	$510,531	$706,594	$(435,677)	$(493,024)
Net realized gain (loss) on investments and foreign currencies	19,976,234	(37,795,851)	2,316,372	(6,064,237)	18,652,028	(19,503,364)
Net unrealized gain (loss) on investments and foreign currencies	38,602,626	100,924,709	41,435,957	44,071,367	26,887,220	64,804,191

Net increase (decrease) in net assets resulting from operations	61,040,537	69,509,706	44,262,860	38,713,724	45,103,571	44,807,803

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(829,415)	(826,999)	(25,050)	(29,215)	—	—
Net investment income — Class 2	(188,713)	(185,932)	—	—	—	—
Net investment income — Class 3	(3,279,321)	(2,576,384)	(681,544)	(590,781)	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(4,297,449)	(3,589,315)	(706,594)	(619,996)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	15,141,635	(7,810,034)	19,419,098	4,785,239	(5,630,249)	(14,315,118)

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,884,723	58,110,357	62,975,364	42,878,967	39,473,322	30,492,685

NET ASSETS:
Beginning of period	213,273,888	155,163,531	124,140,170	81,261,203	142,797,866	112,305,181

End of period†	$285,158,611	$213,273,888	$187,115,534	$124,140,170	$182,271,188	$142,797,866

† Includes accumulated undistributed net investment income (loss)	$2,461,677	$4,297,449	$510,531	$706,594	$121	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)

	Aggressive		Growth		Marsico Focused
	Growth		Opportunities		Growth
	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(32,251)	$(141,846)	$(826,285)	$(639,373)	$175,870	$246,641
Net realized gain (loss) on investments and foreign currencies	7,178,181	10,659,971	19,161,632	1,562,320	8,132,204	299,100
Net unrealized gain (loss) on investments and foreign currencies	9,399,368	9,599,500	17,177,831	15,549,607	11,448,516	21,417,805

Net increase (decrease) in net assets resulting from operations	16,545,298	20,117,625	35,513,178	16,472,554	19,756,590	21,963,546

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(59,998)	—	—	(80,731)	(169,551)
Net investment income — Class 2	—	—	—	—	(52,250)	(116,447)
Net investment income — Class 3	—	—	—	—	(113,606)	(172,561)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(59,998)	—	—	(246,587)	(458,559)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(6,120,789)	(9,230,888)	27,024,933	16,450,414	4,782,280	(6,915,720)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,424,509	10,826,739	62,538,111	32,922,968	24,292,283	14,589,267

NET ASSETS:
Beginning of period	64,008,102	53,181,363	99,080,639	66,157,671	80,571,910	65,982,643

End of period†	$74,432,611	$64,008,102	$161,618,750	$99,080,639	$104,864,193	$80,571,910

† Includes accumulated undistributed net investment income (loss)	$—	$99	$—	$—	$175,870	$246,587

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)

					International
			Small & Mid		Growth and
	Technology		Cap Value		Income
	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(314,085)	$(266,978)	$688,946	$902,147	$5,920,276	$6,956,706
Net realized gain (loss) on investments and foreign currencies	10,941,200	2,428,546	43,020,893	(25,279,292)	26,987,860	(35,692,196)
Net unrealized gain (loss) on investments and foreign currencies	1,120,512	7,602,914	81,274,094	174,716,267	23,230,822	136,760,777

Net increase (decrease) in net assets resulting from operations	11,747,627	9,764,482	124,983,933	150,339,122	56,138,958	108,025,287

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	(3,970,148)	—
Net investment income — Class 2	—	—	(61,850)	(163,300)	(507,594)	—
Net investment income — Class 3	—	—	(840,297)	(1,926,652)	(9,816,703)	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	(854,373)	—	—
Net realized gain on securities — Class 3	—	—	—	(11,932,775)	—	—

Total distributions to shareholders	—	—	(902,147)	(14,877,100)	(14,294,445)	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,923,735)	6,775,626	12,580,927	(13,994,121)	(23,365,066)	(37,043,469)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,823,892	16,540,108	136,662,713	121,467,901	18,479,447	70,981,818

NET ASSETS:
Beginning of period	39,084,843	22,544,735	391,316,526	269,848,625	366,036,516	295,054,698

End of period†	$45,908,735	$39,084,843	$527,979,239	$391,316,526	$384,515,963	$366,036,516

† Includes accumulated undistributed net investment income (loss)	$(1,576)	$(71)	$688,946	$902,147	$8,493,026	$10,354,506

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)

			International
	Global		Diversified
	Equities		Equities
	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$843,436	$1,470,000	$3,818,315	$4,792,419
Net realized gain (loss) on investments and foreign currencies	7,128,913	(14,487,407)	3,944,694	(7,864,771)
Net unrealized gain (loss) on investments and foreign currencies	14,043,673	43,617,694	40,052,881	100,982,679

Net increase (decrease) in net assets resulting from operations	22,016,022	30,600,287	47,815,890	97,910,327

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,293,765)	(2,102,998)	(3,081,741)	(1,069,456)
Net investment income — Class 2	(123,853)	(195,711)	(1,135,003)	(348,694)
Net investment income — Class 3	(383,692)	(527,583)	(8,301,020)	(2,231,616)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	(1,801,310)	(2,826,292)	(12,517,764)	(3,649,766)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(9,267,014)	(13,865,648)	(25,853,129)	(49,116,507)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,947,698	13,908,347	9,444,997	45,144,054

NET ASSETS:
Beginning of period	108,325,369	94,417,022	327,610,594	282,466,540

End of period†	$119,273,067	$108,325,369	$337,055,591	$327,610,594

† Includes accumulated undistributed net investment income (loss)	$730,425	$1,621,898	$3,880,544	$7,164,089

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging		Foreign
	Markets		Value
	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,414,255	$2,317,881	$7,819,301	$7,750,578
Net realized gain (loss) on investments and foreign currencies	45,978,066	40,322,940	9,343,817	(35,850,095)
Net unrealized gain (loss) on investments and foreign currencies	14,972,005	74,951,251	43,925,441	147,532,157

Net increase (decrease) in net assets resulting from operations	62,364,326	117,592,072	61,088,559	119,432,640

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,447,769)	—	—	—
Net investment income — Class 2	(152,095)	—	(633,184)	(992,746)
Net investment income — Class 3	(2,035,630)	—	(8,003,260)	(9,074,490)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	(969,906)
Net realized gain on securities — Class 3	—	—	—	(9,278,735)

Total distributions to shareholders	(3,635,494)	—	(8,636,444)	(20,315,877)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(9,024,668)	(17,513,486)	73,788,323	10,292,084

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,704,164	100,078,586	126,240,438	109,408,847

NET ASSETS:
Beginning of period	259,434,277	159,355,691	425,679,012	316,270,165

End of period†	$309,138,441	$259,434,277	$551,919,450	$425,679,012

† Includes accumulated undistributed net investment income (loss)	$945,785	$3,305,315	$5,811,317	$6,964,402

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, thirty-one of which are included in this report. The four Portfolios of the Trust not included in this report are the American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds operate in the manner of a “Fund of Funds,” investing in shares of an underlying mutual fund and have a December fiscal year end. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of SunAmerica Annuity and Life Assurance Company (“SAAL”), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, American General Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General of Delaware Life Insurance Company, a Texas corporation, and The United States Life Insurance Company in The City of New York, a New York corporation. SAAL and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and The United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of American International Group, Inc. (“AIG”), a Delaware corporation. The life insurance companies listed above are collectively referred to as the “Life Companies.”

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks current income consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The Total Return Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in equity and fixed income securities.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500®.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth of capital and appreciation by investing primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies the subadviser believes offer potential for capital growth.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The Growth Opportunities Portfolio seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of companies selected for their long term growth potential with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities, primarily common stock, convertible securities, warrants and rights.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications:  The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations:  Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swaps contracts are marked to market daily based upon quotations received from an approved outside pricing service or market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees, etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of January 31, 2011, are reported on a schedule following the Portfolio of Investments.

Derivative Instruments:

The following tables present the value of derivatives held as of January 31, 2011, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ending January 31, 2011:

Corporate Bond
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$211,250

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(1,747,461)	$(1,830,323)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $29,491,042

(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(1,324,937) as reported in the Portfolio of Investments

	Global Bond
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts(2)(3)(6)	Variation margin on futures contracts	$7,144	Variation margin on futures contracts	$—
	Unrealized appreciation on swap contracts	2,386,117	Unrealized depreciation on swap contracts	2,383,171
Credit contracts(4)	Unrealized appreciation on swap contracts	19,110	Unrealized depreciation on swap contracts	—
Foreign exchange contracts(5)	Unrealized appreciation on forward foreign currency contracts	1,246,221	Unrealized depreciation on forward foreign currency contracts	2,794,917

		$3,658,592		$5,178,088

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Interest rate contracts(2)(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(321,163)	$(725,748)
	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(575,475)	(87,898)
Credit contracts(4)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	354,920	19,110
Foreign exchange contracts(5)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2,947,774	(2,899,160)

		$2,406,056	$(3,693,696)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $123,246,204

(3)	The average notional amount outstanding for interest rate swap contracts was $278,749,912

(4)	The average notional amount outstanding for credit default swap contracts was $27,914,868

(5)	The average notional amount outstanding for forward foreign currency contracts was $249,379,485

(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(368,509) as reported in the Portfolio of Investments

	Total Return Bond
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts(2)(3)(4)(8)(10)(11)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$32,770
	Unrealized appreciation on swap contracts	69,945	Unrealized depreciation on swap contracts	605,630
	Call and put options written, at value	—	Call and put options written, at value	1,277,204
	Call and put options purchased, at value	48,884	Call and put options purchased, at value	—
Credit contracts(5)	Unrealized appreciation on swap contracts	4,744	Unrealized depreciation on swap contracts	153,542
Foreign exchange contracts(6)(7)	Unrealized appreciation on forward foreign currency contracts	597,370	Unrealized depreciation on forward foreign currency contracts	965,525
	Call and put options written, at value	—	Call and put options written, at value	5,000

		$720,943		$3,039,671

			Change in Unrealized
		Realized Gain (Loss) on	Appreciation (Depreciation) on
	Location of Gain (Loss) on Derivatives	Derivatives Recognized in	Derivatives Recognized
Derivative Contracts(1)	Recognized in Statement of Operations	Statement of Operations	in Statement of Operations

Interest rate contracts (2)(3)(4)(9)(11)(12)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$3,178,372	$(1,827,185)
	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(2,528,120)	(588,460)
	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	2,516,831	(852,611)
	Net realized gain (loss) on purchased options contracts/Change in unrealized appreciation (depreciation) on purchased options contracts	—	27,544
Credit contracts(5)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(159,415)	68,766
Foreign exchange contracts(6)(7)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1,053,648	(601,105)
	Net realized gain (loss) on futures contracts, written options contract and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	65,780	16,125

		$4,127,096	$(3,756,926)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $171,219,547

(3)	The average notional amount outstanding for interest rate swap contracts was $52,654,288

(4)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $192,199,074

(5)	The average notional amount outstanding for credit default swap contracts was $18,590,879

(6)	The average notional amount outstanding for forward foreign currency contracts was $103,789,884

(7)	The average notional amount outstanding for written call options on currency contracts was $416,667

(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(150,602) as reported in the Portfolio of Investments

(9)	The realized gain/(loss) for purchased option contracts is included in Net realized gain (loss) on investments (unaffiliated)

(10)	Purchased options contracts are included in Investments at value (unaffiliated)

(11)	The average notional amount outstanding for purchased options contracts on interest rate swap contracts was $733,333.

(12)	The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) investments (unaffiliated).

	Balanced
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts(2)(4)	Variation margin on futures contracts	$4,246	Variation margin on futures contracts	$—
Interest rate contracts(3)(4)	Variation margin on futures contracts	(3,426)	Variation margin on futures contracts	—

		$820		$—

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$148,327	$15,018
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(114,547)	49,915

		$33,780	$64,933

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $766,626

(3)	The average value outstanding for interest rate futures contracts was $9,615,823

(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $42,786 as reported in the Portfolio of Investments

Telecom Utility
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$4,562	Unrealized depreciation on forward foreign currency contracts	$175,746

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$174,588	$(288,240)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for forward foreign currency contracts was $5,027,819

Equity Index
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts(2)(3)	Variation margin on futures contracts	$2,725	Variation margin on futures contracts	$—

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(27,164)	$34,600

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $439,949

(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $13,589 as reported in the Portfolio of Investments

International Growth and Income
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$1,410,910	Unrealized depreciation on forward foreign currency contracts	$2,452,123

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$3,150,172	$199,821

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for forward foreign currency contracts was $174,138,967

	International Diversified Equities
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts(2)(4)	Variation margin on futures contracts	$223,234	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	526,012	Unrealized depreciation on forward foreign currency contracts	78,271

		$749,246		$78,271

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$3,649,414	$1,382,883
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(283,772)	2,185,046

		$3,365,642	$3,567,929

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $41,475,225

(3)	The average notional amount outstanding for forward foreign currency contracts was $77,706,592

(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $220,691 as reported in the Portfolio of Investments

Emerging Markets
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts(2)	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$—

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$146,320	$157,021

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity swap contracts was $1,403,382

Forward Foreign Currency Contracts.  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. During the year ended January 31, 2011, the Global Bond, Total Return Bond, Telecom Utility, International Growth and Income, and International Diversified Equities Portfolios used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Total Return Bond Portfolio also used forward currency contracts to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2011, the following Portfolios had open forward contracts: Global Bond Portfolio, Total Return Bond Portfolio, Telecom Utility Portfolio, International Growth and Income Portfolio and International Diversified Equities Portfolio. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks to the Portfolios of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts.  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the year ended January 31, 2011, the Corporate Bond Portfolio used futures contracts to hedge against changes in interest rates, and prices of bonds or other instruments. The Global Bond Portfolio used futures contracts to increase or decrease exposure to bond markets. The Total Return Bond Portfolio used futures contracts to increase or decrease exposure to bond markets and hedge against changes in interest rates. The Equity Index and International Diversified Equities Portfolios used futures contracts to increase or decrease exposure to equity markets. The Balanced Portfolio used futures contracts to increase or decrease exposure to equity and bond markets or to hedge against changes in interest rates, or prices of bonds. Futures contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2011, the following Portfolios had open futures contracts: Corporate Bond Portfolio, Global Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio, Equity Index Portfolio and International Diversified Equities Portfolio. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price. A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks or they may be unlisted, or traded over-the-counter. The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Options.  Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the year ended January 31, 2011, the Total Return Bond Portfolio used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased and to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2011, the Total Return Bond Portfolio had open option contracts. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (“OTC”) market. Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

For the year ended January 31, 2011 the following Portfolio had options written:

	Written Options
	Total Return Bond
	Portfolio
	Number of	Notional	Premiums
	Contracts	Amounts	Received

Options outstanding as of January 31, 2010	84	$109,500,000	$865,388
Options written	905	438,600,000	2,826,404
Options terminated in closing purchase transactions	(35)	(17,700,000)	(107,043)
Options exercised	—	—	—
Options expired (written)	(814)	(393,800,000)	(2,571,468)

Options outstanding as of January 31, 2011	140	$136,600,000	$1,013,281

Swap Contracts:  Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements:  Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the year ended January 31, 2011, the Global Bond and Total Return Bond Portfolios used credit default swaps to manage credit risk (i.e., hedging). In addition, the Total Return Bond Portfolio also used credit default swaps as a substitute for physical securities. Credit default swaps are reported on a schedule following the Portfolio of Investments. As of January 31, 2011, the Global Bond Portfolio and Total Return Bond Portfolio had open credit default swaps. Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of January 31, 2011 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements:  Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index. Equity swaps are reported on a schedule following the Portfolio of Investments. As of January 31, 2011, none of the Portfolios had open equity swaps. Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty. The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks). A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements:  Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the year ended January 31, 2011, the Global Bond and Total Return Bond Portfolios used Interest Rate Swap agreements to manage exposure to fluctuations in interest rates. In addition, the Total Return Bond Portfolio also used interest rate swaps as a substitute for physical securities. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of January 31, 2011, the Global Bond Portfolio and Total Return Bond Portfolio had open interest rate swaps. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Risks of Entering into Swap Agreements:  Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements.  Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

Structured Securities:  Certain of the Portfolios may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of January 31, 2011, none of the Portfolios had open structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.

The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds). The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Portfolio to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Repurchase Agreements:  The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of January 31, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

High Yield Bond	0.94%	$2,207,000
Equity Index	0.15	348,000
“Dogs” of Wall Street	0.50	1,181,000
Blue Chip Growth	0.75	1,748,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated January 31, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $234,462,000, a repurchase price of $234,462,065 and a maturity date of February 1, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	4.50%	08/15/2039	$225,745,000	$228,867,903
U.S. Treasury Bonds	4.38	05/15/2040	10,495,000	10,285,100

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Mortgage-Backed Dollar Rolls:  During the year ended January 31, 2011, the Total Return Bond and the Balanced Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Trust accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Total Return Bond and Balanced Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended January 31, 2011, the Total Return Bond and Balanced Portfolios had realized gains (losses) from mortgage-backed dollar rolls of ($301,818) and $430,894 respectively.

Short Sales:  Certain Portfolios may engage in “short sales against the box.” A short sale against the box occurs when a Portfolio to the extent that it contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Foreign Currency Translation:  The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:  Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Distributions received from REIT investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2007.

3. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2011
		Long-term	Unrealized
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term
Portfolio	Income	Loss Carryover	(Depreciation)*	Income	Capital Gains

Cash Management	$—	$(5,702,703)	$(41,355)	$—	$—
Corporate Bond	62,232,292	5,405,250	67,669,109	62,495,766	—
Global Bond	8,846,168	2,050,019	14,865,063	14,037,195	2,087,594
High-Yield Bond	22,173,115	(41,361,387)	(5,743,516)	27,378,209	—
Total Return Bond	15,587,193	3,667,553	(276,743)	14,874,143	—
Balanced	2,330,101	(53,943,732)	6,002,478	2,455,726	—
MFS Total Return	17,288,267	(151,540,011)	81,578,358	20,770,802	—
Telecom Utility	957,333	(17,712,606)	4,739,921	1,005,227	—
Equity Index	256,032	(3,618,105)	461,157	286,244	—
Growth-Income	2,122,159	(7,247,670)	13,624,344	2,022,732	—
Equity Opportunities	497,459	(46,228,974)	16,480,651	596,985	—
Davis Venture Value	15,406,039	(33,256,964)	447,888,427	8,795,008	—
“Dogs” of Wall Street	1,380,991	(16,986,075)	2,676,831	1,396,274	—
Alliance Growth	1,538,588	(221,750,438)	69,355,315	3,193,320	—
Capital Growth	—	(22,318,472)	13,303,374	—	—
MFS Massachusetts Investor Trust	1,657,159	(16,825,661)	45,074,002	1,996,857	—
Fundamental Growth	—	(66,176,841)	28,223,068	—	—
Blue Chip Growth	30,552	(3,724,048)	6,833,939	66,920	—
Real Estate	2,461,677	(67,149,679)	49,332,675	4,297,449	—
Small Company Value	510,531	(10,889,244)	34,823,619	706,594	—
Mid-Cap Growth	—	(50,577,675)	37,411,505	—	—
Aggressive Growth	—	(89,982,763)	16,079,999	—	—
Growth Opportunities	—	(4,548,022)	22,426,211	—	—
Marsico Focused Growth	175,869	(4,706,897)	20,778,800	246,587	—
Technology	—	(19,944,545)	3,183,926	—	—
Small & Mid Cap Value	688,946	(13,334,870)	94,236,906	902,147	—
International Growth & Income	10,050,725	(175,054,871)	47,956,200	14,294,445	—
Global Equities	991,850	(72,509,591)	19,303,519	1,801,310	—
International Diversified Equities	5,831,209	(33,563,252)	32,889,618	12,517,764	—
Emerging Markets	1,237,722	(21,802,802)	24,055,342	3,635,494	—
Foreign Value	8,735,839	(35,353,663)	60,035,851	8,636,444	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For The Year Ended
	January 31, 2010
	Ordinary	Long-Term
	Income	Capital Gains

Cash Management	$13,063,041	$—
Corporate Bond	54,267,840	—
Global Bond	12,530,240	2,026,322
High-Yield Bond	22,654,281	—
Total Return Bond	6,768,245	—
Balanced	3,942,602	—
MFS Total Return	27,636,785	—
Telecom Utility	1,917,817	—
Equity Index	431,681	—
Growth-Income	3,170,167	—
Equity Opportunities	1,115,089	—
Davis Venture Value	18,477,285	30,094,370
“Dogs” of Wall Street	2,014,287	—
Alliance Growth	2,166,156	—
Capital Growth	—	—
MFS Massachusetts Investor Trust	2,212,581	—
Fundamental Growth	—	—
Blue Chip Growth	52,524	—
Real Estate	3,589,315	—
Small Company Value	619,996	—
Mid-Cap Growth	—	—
Aggressive Growth	59,998	—
Growth Opportunities	—	—
Marsico Focused Growth	458,559	—
Technology	—	—
Small & Mid Cap Value	6,064,703	8,812,397
International Growth & Income	—	—
Global Equities	2,826,292	—
International Diversified Equities	3,649,766	—
Emerging Markets	—	—
Foreign Value	10,067,236	10,248,641

As of January 31, 2011, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward
Portfolio	2012	2013	2014	2015	2016	2017	2018	2019

Cash Management	$5,647	$12,138	$46,929	$21,843	$555,721	$5,000,741	$59,684	$—
Corporate Bond	—	—	—	—	—	—	—	—
Global Bond	—	—	—	—	—	—	—	—
High-Yield Bond	—	—	—	—	—	5,102,727	36,258,660	—
Total Return Bond	—	—	—	—	—	—	—	—
Balanced	27,535,724	—	—	—	—	8,746,266	17,661,742	—
MFS Total Return	—	—	—	—	—	38,239,120	113,300,891	—
Telecom Utility	2,281,217	—	—	—	—	3,998,294	10,899,494	533,601
Equity Index	106,692	362,808	363,357	123,493	—	1,044,972	1,267,999	348,784
Growth-Income	—	—	—	—	—	—	7,247,670	—
Equity Opportunities	—	—	—	—	—	14,191,236	32,037,738	—
Davis Venture Value	—	—	—	—	—	—	33,256,964	—
“Dogs” of Wall Street	—	—	—	—	—	15,940	16,970,135	—
Alliance Growth	118,503,666	—	—	—	—	61,940,460	41,306,312	—
Capital Growth	—	—	—	—	—	8,816,085	13,502,387	—
MFS Massachusetts Investor Trust	741,174	—	—	—	—	—	16,084,487	—
Fundamental Growth	6,290,032	—	—	—	—	16,111,188	43,775,621	—
Blue Chip Growth	—	—	—	—	—	—	3,724,048	—
Real Estate	—	—	—	—	—	—	67,149,679	—
Small Company Value	—	—	—	—	—	2,995,711	7,893,533	—

	Capital Loss Carryforward
Portfolio	2012	2013	2014	2015	2016	2017	2018	2019

Mid-Cap Growth	—	—	—	—	—	19,202,046	31,375,629	—
Aggressive Growth	14,436,415	—	—	—	—	74,996,172	550,176	—
Growth Opportunities	—	—	—	—	—	—	4,548,022	—
Marsico Focused Growth	—	—	—	—	—	—	4,706,897	—
Technology	3,503,244	—	783,874	—	—	10,567,229	5,090,198	—
Small & Mid Cap Value	—	—	—	—	—	—	13,334,870	—
International Growth & Income	—	—	—	—	—	44,148,522	130,906,349	—
Global Equities	24,964,783	—	—	—	—	1,538,065	46,006,743	—
International Diversified Equities	—	—	—	—	—	1,813,376	31,749,876	—
Emerging Markets	—	—	—	—	—	14,223,880	7,578,922	—
Foreign Value	—	—	—	—	—	—	35,353,663	—

The Portfolios indicated below, utilized capital loss carryforwards, which offset net realized taxable gains and had expired capital loss carryforwards in the year ended January 31, 2011

	Capital Loss	Capital Loss
	Carryforward	Carryforward
Portfolio	Utilized	Expired

Cash Management	$317	$—
Corporate Bond	8,693,215	—
Global Bond	—	—
High-Yield Bond	9,579,635	63,309,891
Total Return Bond	6,806,374	—
Balanced	13,728,581	52,201,130
MFS Total Return	12,990,952	—
Telecom Utility	—	23,392,939
Equity Index	—	1,843,673
Growth-Income	43,822,485	—
Equity Opportunities	10,140,847	—
Davis Venture Value	58,993,560	—
“Dogs” of Wall Street	2,784,921	—
Alliance Growth	33,663,941	342,649,297
Capital Growth	1,579,292	7,274,630
MFS Massachusetts Investor Trust	4,867,821	—
Fundamental Growth	17,154,405	73,844,143
Blue Chip Growth	3,894,117	—
Real Estate	19,978,144	—
Small Company Value	1,856,306	—
Mid-Cap Growth	18,259,479	145,712,768
Aggressive Growth	7,204,031	66,383,760
Growth Opportunities	19,329,380	—
Marsico Focused Growth	8,415,344	—
Technology	11,155,949	11,831,819
Small & Mid Cap Value	43,830,248	—
International Growth & Income	21,407,330	—
Global Equities	7,316,871	43,859,333
International Diversified Equities	1,133,885	—
Emerging Markets	47,385,471	—
Foreign Value	9,679,759	—

Under the current law, losses related to securities, currency, and PFICs realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended January 31, 2011, the Funds elected to defer losses as follows:

	Deferred Post-	Deferred Post-	Deferred Post-
Portfolio	October Capital Loss	October Currency Loss	October PFIC Loss

Cash Management	$4,513,296	$—	$—
Corporate Bond	—	—	—
Global Bond	1,651,299	537,489	—
High-Yield Bond	—	—	—
Total Return Bond	—	345,771	—
Balanced	—	—	—
MFS Total Return	—	—	—

	Deferred Post-	Deferred Post-	Deferred Post-
Portfolio	October Capital Loss	October Currency Loss	October PFIC Loss

Telecom Utility	$—	$—	$—
Equity Index	—	—	—
Growth-Income	—	—	—
Equity Opportunities	—	—	—
Davis Venture Value	—	2,532	3,039,592
“Dogs” of Wall Street	—	—	—
Alliance Growth	—	—	—
Capital Growth	—	1,151	—
MFS Massachusetts Investors	—	2,832	—
Fundamental Growth	—	—	—
Blue Chip Growth	—	—	—
Real Estate	—	—	—
Small Company Value	—	—	—
Mid-Cap Growth	—	—	—
Aggressive Growth	—	—	—
Growth Opportunities	—	—	—
Marsico Focused Growth	—	—	—
Technology	—	—	—
Small & Mid Cap Value	—	—	—
International Growth & Income	—	—	—
Global Equities	—	—	—
International Diversified Equities	—	811,873	43,976
Emerging Markets	—	231,095	—
Foreign Value	—	197,386	—

For the period ended January 31, 2011, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, derivative transactions, investments in partnerships, investments in passive foreign investment companies, paydown losses and expiration of capital loss carryforwards, to the components of net assets as follows:

	Accumulated	Accumulated
	Undistributed Net	Undistributed
	Investment	Net Realized
Portfolio	Income (Loss)	Gain (Loss)	Capital Paid-in

Cash Management	$1,677,226	$(175,040)	$(1,502,186)
Corporate Bond	(552,134)	552,353	(219)
Global Bond	3,387,721	(3,384,893)	(2,828)
High-Yield Bond	43,387	63,266,504	(63,309,891)
Total Return Bond	(509,858)	509,858	—
Balanced	66,598	52,134,532	(52,201,130)
MFS Total Return	360,791	(360,791)	—
Telecom Utility	162,339	23,230,600	(23,392,939)
Equity Index	250	1,843,423	(1,843,673)
Growth-Income	43,388	(43,388)	—
Equity Opportunities	(127,156)	127,156	—
Davis Venture Value	(46,347)	46,347	—
“Dogs” of Wall Street	—	—	—
Alliance Growth	(526,873)	343,176,170	(342,649,297)
Capital Growth	89,411	7,279,771	(7,369,182)
MFS Massachusetts Investor Trust	(1,602)	1,602	—
Fundamental Growth	524,275	73,844,143	(74,368,418)
Blue Chip Growth	(668)	668	—
Real Estate	—	—	—
Small Company Value	—	—	—
Mid-Cap Growth	435,798	145,791,941	(146,227,739)
Aggressive Growth	32,152	66,383,911	(66,416,063)
Growth Opportunities	826,285	621	(826,906)
Marsico Focused Growth	—	—	—
Technology	312,580	11,912,151	(12,224,731)
Small & Mid Cap Value	—	—	—
International Growth & Income	6,512,689	(6,512,689)	—

	Accumulated	Accumulated
	Undistributed Net	Undistributed
	Investment	Net Realized
Portfolio	Income (Loss)	Gain (Loss)	Capital Paid-in

Global Equities	$66,401	$43,792,932	$(43,859,333)
International Diversified Equities	5,415,904	(5,415,904)	—
Emerging Markets	(138,291)	138,291	—
Foreign Value	(335,942)	335,942	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
	Gain	Loss	Gain/(Loss)	Investments

Cash Management	$9,512	$(50,867)	$(41,355)	$362,767,333
Corporate Bond	82,647,734	(14,978,625)	67,669,109	937,959,536
Global Bond	23,590,841	(8,556,425)	15,034,416	275,154,738
High-Yield Bond	15,294,517	(21,038,033)	(5,743,516)	284,098,768
Total Return Bond	14,529,222	(14,396,000)	133,222	730,481,596
Balanced	14,383,935	(8,381,455)	6,002,480	148,136,950
MFS Total Return	102,997,960	(21,438,684)	81,559,276	666,187,518
Telecom Utility	7,056,794	(2,317,344)	4,739,450	33,589,384
Equity Index	4,897,772	(4,436,592)	461,180	18,168,590
Growth-Income	16,386,479	(2,762,135)	13,624,344	214,115,581
Equity Opportunities	17,201,588	(720,937)	16,480,651	83,869,939
Davis Venture Value	469,645,231	(21,786,268)	447,858,963	961,663,142
“Dogs” of Wall Street	5,563,610	(2,886,779)	2,676,831	57,071,963
Alliance Growth	82,587,833	(13,232,518)	69,355,315	378,920,809
Capital Growth	14,746,496	(1,445,629)	13,300,867	56,317,830
MFS Massachusetts Investors Trust	51,029,163	(5,966,165)	45,062,998	235,323,679
Fundamental Growth	30,633,968	(2,410,932)	28,223,036	132,494,956
Blue Chip Growth	8,406,176	(1,572,237)	6,833,939	57,713,564
Real Estate	52,424,961	(3,090,759)	49,334,202	231,583,443
Small Company Value	42,297,487	(7,473,868)	34,823,619	152,525,021
Mid-Cap Growth	42,645,880	(5,234,375)	37,411,505	145,684,222
Aggressive Growth	19,989,283	(3,909,284)	16,079,999	59,131,882
Growth Opportunities	25,742,029	(3,315,818)	22,426,211	141,081,186
Marsico Focused Growth	22,741,330	(1,962,529)	20,778,801	83,514,229
Technology	5,092,144	(1,910,267)	3,181,877	42,350,853
Small & Mid Cap Value	105,675,921	(11,439,015)	94,236,906	438,520,142
International Growth and Income	58,928,574	(10,834,664)	48,093,910	341,084,056
Global Equities	24,358,269	(5,058,910)	19,299,359	100,274,434
International Diversified Equities	54,807,317	(22,282,692)	32,524,625	286,536,160
Emerging Markets	35,520,900	(11,466,911)	24,053,989	284,996,216
Foreign Value	94,043,981	(34,037,296)	60,006,685	490,912,273

4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Equity Index†, “Dogs” of Wall Street and Blue Chip Growth Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

		Management
Portfolio	Assets	Fees

Cash Management(1)	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
Corporate Bond	$0-$50 million	0.70%
	> $50 million	0.60%
	> $150 million	0.55%
	> $250 million	0.50%
Global Bond	$0-$50 million	0.75%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%
High-Yield Bond	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%
Total Return Bond	> $0	0.60%
Balanced	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%
MFS Total Return	$0-$50 million	0.70%
	> $50 million	0.65%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
Telecom Utility	$0-$150 million	0.75%
	> $150 million	0.60%
	> $500 million	0.50%
Equity Index(2)	> $0	0.40%
Growth-Income	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%
Equity Opportunities	$0-$50 million	0.80%
	> $50 million	0.75%
	> $250 million	0.70%
Davis Venture Value	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%
“Dogs” of Wall Street	> $0	0.60%
Alliance Growth	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
Capital Growth(2)	$0-$50 million	0.90%
	> $50 million	0.85%
	> $200 million	0.80%
MFS Massachusetts	$0-$600 million	0.70%
Investors Trust	> $600 million	0.65%
	> $1.5 billion	0.60%
Fundamental Growth(2)	$0-$150 million	0.85%
	> $150 million	0.80%
	> $300 million	0.70%
Blue Chip Growth	$0-$250 million	0.70%
	> $250 million	0.65%
	> $500 million	0.60%
Real Estate	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%
Small Company Value	$0-$200 million	1.00%
	> $200 million	0.92%
	> $500 million	0.90%
Mid-Cap Growth	$0-$100 million	0.80%
	> $100 million	0.75%
Aggressive Growth	$0-$100 million	0.75%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.60%
Growth Opportunities	$0-$250 million	0.75%
	> $250 million	0.70%
	> $500 million	0.65%
Marsico Focused Growth	> $0	0.85%
Technology(3)	$0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Small & Mid Cap Value	$0-$250 million	0.95%
	> $250 million	0.90%
International Growth and	$0-$150 million	1.00%
Income(2)	> $150 million	0.90%
	> $300 million	0.80%
Global Equities	$0-$50 million	0.90%
	> $50 million	0.80%
	> $150 million	0.70%
	> $300 million	0.65%
International Diversified	$0-$250 million	0.85%
Equities	> $250 million	0.80%
	> $500 million	0.75%
Emerging Markets	$0-$100 million	1.15%
	> $100 million	1.10%
	> $200 million	1.05%
Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.75%

†	Effective October 3, 2010, SAAMCo assumed portfolio management responsibilities for the Equity Index Portfolio.

(1)	The Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios.
(2)	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the Equity Index, Capital Growth, Fundamental Growth and International Growth and Income Portfolios.
(3)	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.

For the year ended January 31, 2011, the amount of the investment advisory fees waived were $8,780, $33,449, $76,037, $40,420, and $182,646 for the Equity Index Portfolio, Capital Growth Portfolio, Fundamental Growth Portfolio, Technology Portfolio and International Growth and Income Portfolio respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio

AllianceBernstein L.P.	Alliance Growth Small & Mid Cap Value

BofA Advisors, LLC	Cash Management

Columbia Management Investment Advisers, LLC	Technology

Davis Selected Advisers L.P. (dba — Davis Advisors)	Davis Venture Value Real Estate

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

Invesco Advisers, Inc.	Growth Opportunities

J.P. Morgan Investment Management, Inc.	Balanced Growth-Income(b) Mid-Cap Growth Global Equities

Marsico Capital Management, LLC	Marsico Focused Growth

Massachusetts Financial Services Company	MFS Total Return MFS Massachusetts Investors Trust Telecom Utility

Morgan Stanley Investment Management, Inc.	International Diversified Equities

OppenheimerFunds, Inc.	Equity Opportunities Capital Growth

Pacific Investment Management Company, LLC (PIMCO)	Total Return Bond

PineBridge Investments, LLC(a)	High-Yield Bond

Putnam Investment Management, LLC	International Growth and Income Emerging Markets

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Inc.	Fundamental Growth Aggressive Growth

(a)	Effective March 29, 2010, PineBridge Investments, LLC became the subadviser to the High-Yield Portfolio.
(b)	Effective November 15, 2010 J.P. Morgan Investment Management Inc. replaced AllianceBernstein L.P. as the subadviser to the Growth-Income Portfolio.

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

		Subadvisory
Portfolio	Assets	Fees

Cash Management(1)	$0-$100 million	0.125%
	> $100 million	0.100%
	> $500 million	0.075%
	> $1 billion	0.050%
Corporate Bond	$0-$25 million	0.30%
	> $25 million	0.25%
	> $50 million	0.20%
	> $150 million	0.15%
High-Yield Bond(3)	$0-$50 million	0.40%
	> $50 million	0.30%
	> $250 million	0.25%
Global Bond	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%
	> $250 million	0.20%

		Subadvisory
Portfolio	Assets	Fees

Total Return Bond	> $0	0.25%
Balanced	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%
MFS Total Return	$0-$500 million	0.375%
	> $500 million	0.35%
	> $750 million	0.32%
	> $1 billion	0.30%
Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.30%
	> $1.5 billion	0.25%
Equity Index†	> $0	0.125%
Growth-Income(5)	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%
	> $300 million	0.20%
	> $500 million	0.15%
Equity Opportunities	$0-$50 million	0.40%
	> $50 million	0.35%
	> $250 million	0.30%
Davis Venture Value	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%
Alliance Growth	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%
Capital Growth	$0-$50 million	0.45%
	> $50 million	0.40%
	> $250 million	0.375%
	> $500 million	0.35%
MFS Massachusetts	$0-$300 million	0.40%
Investors Trust	> $300 million	0.375%
	> $600 million	0.35%
	> $900 million	0.325%
	> $1.5 billion	0.25%
Fundamental Growth(2)	$0-$150 million	0.45%
	> $150 million	0.425%
	> $300 million	0.35%
Real Estate	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%
Small Company Value	$0-$200 million	0.60%
	> $200 million	0.52%
	> $500 million	0.50%
Mid-Cap Growth	$0-$100 million	0.42%
	> $100 million	0.40%
Aggressive Growth	$0-$100 million	0.45%
	> $100 million	0.40%
	> $200 million	0.35%
Growth Opportunities	> $0	0.50%
Marsico Focused Growth(4)	> $0	0.45%
Technology	$0-$150 million	0.50%
	> $150 million	0.45%
	> $250 million	0.425%
Small & Mid Cap Value	$0-$250 million	0.50%
	> $250 million	0.45%
International Growth and	$0-$150 million	0.65%
Income(2)	> $150 million	0.55%
	> $300 million	0.45%
Global Equities	$0-$50 million	0.45%
	> $50 million	0.40%
	> $150 million	0.35%
	> $500 million	0.30%
International Diversified	$0-$250 million	0.45%
Equities	> $250 million	0.40%
	> $500 million	0.35%
Emerging Markets	$0-$100 million	0.85%
	> $100 million	0.80%
	> $200 million	0.75%
Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.35%

(1)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the Seasons Series Trust Cash Management Portfolio shall be aggregated.
(2)	The subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for the Fundamental Growth Portfolio and International Growth and Income Portfolios.
(3)	Effective March 29, 2010, PineBridge Investments, LLC assumed subadvisory responsibilities.
(4)	For purposes of the breakpoint on the Marsico Focused Growth Portfolio, the asset level at which the fee rate breaks shall be based upon the combined average daily net assets of the Marsico Focused Growth Portfolio of the SunAmerica Series Trust and the average daily net assets of that portion of the Seasons Series Trust Focus Growth and Income Portfolio that is managed by Marsico.
(5)	Effective November 15, 2010, J.P. Morgan Investment Management Inc. assumed subadvisory responsibilities.
†	The Subadvisory Agreement with FAF Advisors, Inc. expired on October 2, 2010 and was not renewed.

For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 1	Class 2	Class 3

Equity Index	0.55%	—%	—%
Blue Chip Growth	0.85	1.00	1.10

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

For the year ended January 31, 2011, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount

Equity Index	$49,344
Blue Chip Growth	41,292

For the year ended January 31, 2011, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

		Balance
	Amount	Subject to
Portfolio	Recouped	Recoupment

Equity Index	$—	$94,505
Blue Chip Growth	—	79,014

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

During the period April 16, 2009 through July 17, 2009, the High-Yield Bond Portfolio purchased pass through certificates in excess of its investment limitations on pass through certificates of 5% of total assets at the time of acquisition. During the period September 1, 2009 through February 12, 2010 the investments were sold, resulting in a gain of $173,701 of which $30,676 was realized during the year ended January 31, 2011 and $143,025 was realized during the year ended January 31, 2010.

On October 22, 2010 and October 29, 2010, the Foreign Value Portfolio purchased 558,400 and 427,800 shares, respectively, of AIA Group, Ltd. The Portfolio is prohibited from acquiring shares issued by AIA Group, Ltd., which is an affiliate of SunAmerica. On October 27, 2010, 549,600 shares were cancelled resulting in no gain or loss to the Portfolio. On November 9, 2010 the remaining 436,600 shares were sold to correct this error, resulting in a gain of $112,230 to the Portfolio.

On September 22, 2008, American International Group, Inc. (“AIG”), the ultimate parent of SAAMCo, entered into a revolving credit facility (“FRBNY Credit Facility”) with the Federal Reserve Bank of New York (“NY Fed”). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the “Series C Preferred Stock”) to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG’s outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the “Recapitalization”) to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG’s Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

5. Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio’s expenses have been reduced. For the year ended January 31, 2011, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses, were as follows:

Total Expense
Portfolio	Reductions

Balanced	$6,291
MFS Total Return	22,977
Telecom Utility	2,090
Growth-Income	668
Davis Venture Value	29,219
Alliance Growth	13,462
MFS Massachusetts Investors Trust	8,336
Fundamental Growth	44,177
Blue Chip Growth	3,231
Mid-Cap Growth	5,760
Aggressive Growth	24,103
Growth Opportunities	59,779
Marsico Focused Growth	655
Technology	6,241
Small & Mid Cap Value	84,806
International Growth and Income	50,615
Emerging Markets	152,816
Foreign Value	11,496

6. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended January 31, 2011 were as follows:

	Purchases of	Sales of
	portfolio securities	portfolio securities
	(excluding	(excluding	Purchases of	Sales of
	U.S. government	U.S. government	U.S. government	U.S. government
Portfolio	securities)	securities)	securities	securities

Cash Management	$—	$—	$—	$—
Corporate Bond	291,754,114	268,586,635	17,664,219	17,510,352
Global Bond	222,577,185	206,085,206	48,956,396	52,963,920
High-Yield Bond	301,442,779	308,483,291	—	—
Total Return Bond	200,146,745	123,846,549	1,328,877,859	1,225,650,757
Balanced	88,345,903	96,289,447	47,124,375	44,954,999
MFS Total Return	142,708,595	223,855,935	86,794,438	91,480,918
Telecom Utility	18,553,865	22,355,044	—	—
Equity Index	3,754,627	5,261,677	—	—
Growth-Income	284,244,682	323,755,867	—	—
Equity Opportunities	47,438,060	65,879,985	—	—
Davis Venture Value	142,285,853	305,491,909	—	—
“Dogs” of Wall Street	27,956,209	22,309,244	—	—
Alliance Growth	370,449,743	442,905,309	—	—
Capital Growth	37,154,260	44,041,631	—	—
MFS Massachusetts Investors Trust	88,944,154	52,918,715	—	—
Fundamental Growth	179,758,667	199,370,163	—	—
Blue Chip Growth	65,342,428	47,132,342	—	—
Real Estate	102,906,392	112,521,213	—	—
Small Company Value	35,669,044	17,792,062	—	—
Mid Cap Growth	128,991,771	134,789,240	—	—
Aggressive Growth	35,563,293	41,098,381	—	—
Growth Opportunities	175,682,139	153,276,130	—	—
Marsico Focused Growth	76,606,773	73,811,905	—	—
Technology	75,383,423	80,575,485	—	—
Small & Mid Cap Value	262,400,235	261,881,716	—	—
International Growth and Income	220,610,894	256,983,960	—	—
Global Equities	93,129,357	103,271,915	—	—
International Diversified Equities	71,964,875	81,236,057	—	—
Emerging Markets	470,014,715	473,132,132	—	—
Foreign Value	115,726,544	42,207,536	—	—

7. Capital Share Transactions:  Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	9,589,113	$102,439,666	15,329,178	$167,300,228	1,424,214	$15,176,779	2,989,527	$32,564,238
Reinvested dividends	—	—	482,690	5,163,571	—	—	98,555	1,052,780
Shares redeemed	(13,830,421)	(147,749,524)	(26,006,187)	(283,873,093)	(2,391,383)	(25,482,585)	(5,394,807)	(58,730,065)

Net increase (decrease)	(4,241,308)	$(45,309,858)	(10,194,319)	$(111,409,294)	(967,169)	$(10,305,806)	(2,306,725)	$(25,113,047)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	19,894,340	$211,453,301	20,005,381	$217,232,879
Reinvested dividends	—	—	641,819	6,846,690
Shares redeemed	(25,766,142)	(273,908,769)	(33,139,069)	(359,668,716)

Net increase (decrease)	(5,871,802)	$(62,455,468)	(12,491,869)	$(135,589,147)

	Corporate Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,180,901	$29,696,589	3,793,379	$44,609,484	441,950	$5,995,914	783,824	$9,059,829
Reinvested dividends	1,167,399	15,829,291	1,193,366	14,958,784	220,301	2,982,648	232,740	2,913,343
Shares redeemed	(5,594,432)	(75,900,887)	(5,895,885)	(70,647,866)	(1,151,865)	(15,560,313)	(1,246,407)	(14,818,623)

Net increase (decrease)	(2,246,132)	$(30,375,007)	(909,140)	$(11,079,598)	(489,614)	$(6,581,751)	(229,843)	$(2,845,451)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	12,397,236	$168,101,919	10,638,564	$127,816,321
Reinvested dividends	3,233,861	43,683,827	2,912,525	36,395,713
Shares redeemed	(12,583,068)	(169,991,410)	(10,204,022)	(119,865,800)

Net increase (decrease)	3,048,029	$41,794,336	3,347,067	$44,346,234

	Global Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,007,037	$12,586,263	1,334,506	$16,398,223	261,716	$3,215,952	346,324	$4,217,360
Reinvested dividends	398,337	5,067,909	414,943	5,155,789	79,640	1,007,668	82,155	1,015,524
Shares redeemed	(1,916,358)	(23,707,986)	(2,542,385)	(30,565,165)	(446,094)	(5,471,124)	(614,667)	(7,331,257)

Net increase (decrease)	(510,984)	$(6,053,814)	(792,936)	$(9,011,153)	(104,738)	$(1,247,504)	(186,188)	$(2,098,373)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	5,600,524	$68,847,014	4,690,019	$56,948,159
Reinvested dividends	797,243	10,049,212	680,439	8,385,249
Shares redeemed	(3,921,919)	(47,976,183)	(3,749,978)	(44,735,032)

Net increase (decrease)	2,475,848	$30,920,043	1,620,480	$20,598,376

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,136,598	$29,199,162	6,988,208	$32,767,392	643,801	$3,657,500	2,031,236	$9,287,806
Reinvested dividends	2,048,082	11,306,673	1,949,928	10,097,557	384,960	2,121,652	405,816	2,098,261
Shares redeemed	(8,955,596)	(50,515,627)	(8,839,102)	(42,133,617)	(1,732,216)	(9,745,971)	(2,208,241)	(10,472,808)

Net increase (decrease)	(1,770,916)	$(10,009,792)	99,034	$731,332	(703,455)	$(3,966,819)	228,811	$913,259

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	11,986,532	$67,852,027	11,438,392	$54,857,560
Reinvested dividends	2,535,928	13,949,884	2,025,033	10,458,463
Shares redeemed	(13,093,264)	(73,576,610)	(9,698,950)	(48,148,848)

Net increase (decrease)	1,429,196	$8,225,301	3,764,475	$17,167,175

	Total Return Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,524,969	$48,611,516	7,482,649	$61,141,773	1,301,135	$11,356,209	1,858,271	$14,996,498
Reinvested dividends	400,952	3,586,989	248,393	2,094,034	79,807	710,858	49,409	414,840
Shares redeemed	(5,085,331)	(44,641,577)	(4,440,905)	(36,517,301)	(1,361,119)	(11,958,109)	(804,888)	(6,622,369)

Net increase (decrease)	840,590	$7,556,928	3,290,137	$26,718,506	19,823	$108,958	1,102,792	$8,788,969

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	34,501,313	$301,497,956	22,636,623	$185,010,223
Reinvested dividends	1,190,368	10,576,296	508,478	4,259,371
Shares redeemed	(12,624,142)	(110,306,245)	(6,584,087)	(53,411,947)

Net increase (decrease)	23,067,539	$201,768,007	16,561,014	$135,857,647

	Balanced Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	471,486	$6,447,180	691,853	$8,280,563	82,655	$1,125,044	329,424	$3,613,290
Reinvested dividends	130,751	1,806,129	240,264	3,054,257	14,687	202,729	28,779	365,647
Shares redeemed	(1,395,303)	(19,005,642)	(1,916,688)	(22,323,143)	(252,879)	(3,420,947)	(470,489)	(5,210,220)

Net increase (decrease)	(793,066)	$(10,752,333)	(984,571)	$(10,988,323)	(155,537)	$(2,093,174)	(112,286)	$(1,231,283)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	970,108	$13,325,664	694,027	$8,347,149
Reinvested dividends	32,404	446,868	41,170	522,698
Shares redeemed	(458,952)	(6,267,483)	(478,092)	(5,601,654)

Net increase (decrease)	543,560	$7,505,049	257,105	$3,268,193

	MFS Total Return Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,066,964	$15,089,815	1,706,591	$21,351,870	185,460	$2,615,138	253,366	$3,237,403
Reinvested dividends	675,701	9,581,332	978,355	13,126,915	112,662	1,596,431	169,639	2,274,371
Shares redeemed	(5,288,473)	(74,415,547)	(6,609,337)	(81,746,158)	(974,214)	(13,656,691)	(1,363,591)	(16,923,850)

Net increase (decrease)	(3,545,808)	$(49,744,400)	(3,924,391)	$(47,267,373)	(676,092)	$(9,445,122)	(940,586)	$(11,412,076)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	2,648,581	$37,260,273	3,375,499	$42,488,042
Reinvested dividends	677,820	9,593,039	913,473	12,235,499
Shares redeemed	(5,546,614)	(77,787,400)	(4,916,830)	(61,126,204)

Net increase (decrease)	(2,220,213)	$(30,934,088)	(627,858)	$(6,402,663)

	Telecom Utility Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	156,805	$1,562,852	182,953	$1,553,396	25,076	$247,669	40,847	$348,765
Reinvested dividends	62,831	642,319	137,032	1,259,984	8,325	85,082	20,025	184,051
Shares redeemed	(581,315)	(5,668,524)	(823,965)	(6,861,254)	(114,782)	(1,121,654)	(152,361)	(1,284,279)

Net increase (decrease)	(361,679)	$(3,463,353)	(503,980)	$(4,047,874)	(81,381)	$(788,903)	(91,489)	$(751,463)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	362,928	$3,650,797	312,684	$2,476,662
Reinvested dividends	27,229	277,826	51,601	473,782
Shares redeemed	(374,011)	(3,749,234)	(337,390)	(2,786,363)

Net increase (decrease)	16,146	$179,389	26,895	$164,081

	Equity Index Portfolio
	Class 1
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	174,830	$1,703,517	320,659	$2,527,314
Reinvested dividends	29,108	286,244	48,198	431,681
Shares redeemed	(374,278)	(3,643,447)	(760,353)	(6,109,739)

Net increase (decrease)	(170,340)	$(1,653,686)	(391,496)	$(3,150,744)

	Growth-Income Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	156,760	$2,838,755	262,952	$4,091,554	13,073	$239,128	23,301	$367,501
Reinvested dividends	97,674	1,786,980	163,870	2,823,983	5,238	95,788	8,949	154,192
Shares redeemed	(2,142,896)	(38,623,567)	(2,952,546)	(44,877,396)	(164,020)	(2,953,129)	(239,635)	(3,539,749)

Net increase (decrease)	(1,888,462)	$(33,997,832)	(2,525,724)	$(37,961,859)	(145,709)	$(2,618,213)	(207,385)	$(3,018,056)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	196,410	$3,566,387	118,121	$1,787,993
Reinvested dividends	7,657	139,964	11,147	191,992
Shares redeemed	(221,416)	(4,001,932)	(238,020)	(3,618,031)

Net increase (decrease)	(17,349)	$(295,581)	(108,752)	$(1,638,046)

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	266,376	$2,807,719	355,628	$2,988,429	64,042	$653,896	63,968	$541,619
Reinvested dividends	36,362	397,188	74,462	717,311	4,296	46,891	9,074	87,348
Shares redeemed	(1,282,675)	(13,546,434)	(1,762,664)	(14,765,141)	(228,114)	(2,397,238)	(260,850)	(2,086,950)

Net increase (decrease)	(979,937)	$(10,341,527)	(1,332,574)	$(11,059,401)	(159,776)	$(1,696,451)	(187,808)	$(1,457,983)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	289,054	$3,058,016	225,619	$1,903,551
Reinvested dividends	14,026	152,906	32,286	310,430
Shares redeemed	(835,447)	(8,853,644)	(992,432)	(8,415,459)

Net increase (decrease)	(532,367)	$(5,642,722)	(734,527)	$(6,201,478)

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	748,964	$15,967,941	1,408,325	$24,695,954	138,468	$2,948,231	250,155	$4,303,311
Reinvested dividends	231,064	4,998,388	1,309,604	26,077,597	26,568	574,083	176,140	3,504,505
Shares redeemed	(6,778,326)	$(144,019,678)	(9,124,253)	(156,610,315)	(1,043,965)	$(22,074,417)	(1,408,315)	(24,114,258)

Net increase (decrease)	(5,798,298)	$(123,053,349)	(6,406,324)	$(105,836,764)	(878,929)	$(18,552,103)	(982,020)	$(16,306,442)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	3,980,365	$84,235,301	3,081,245	$52,407,164
Reinvested dividends	149,367	3,222,537	955,761	18,989,553
Shares redeemed	(5,215,087)	$(111,000,842)	(5,687,192)	(99,827,604)

Net increase (decrease)	(1,085,355)	$(23,543,004)	(1,650,186)	$(28,430,887)

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	530,056	$3,916,401	413,868	$2,381,066	66,187	$492,832	81,819	$447,478
Reinvested dividends	95,429	715,758	173,954	1,108,690	25,687	192,530	52,419	333,874
Shares redeemed	(838,085)	(6,085,092)	(1,184,052)	(6,764,268)	(278,396)	(1,992,476)	(309,793)	(1,794,053)

Net increase (decrease)	(212,600)	(1,452,933)	(596,230)	$(3,274,512)	(186,522)	(1,307,114)	(175,555)	$(1,012,701)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	2,084,027	$15,324,737	458,945	$2,673,887
Reinvested dividends	65,231	487,986	89,856	571,723
Shares redeemed	(897,352)	(6,519,108)	(564,544)	(3,285,655)

Net increase (decrease)	1,251,906	9,293,615	(15,743)	$(40,045)

	Alliance Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	385,437	$7,971,535	542,176	$9,225,916	72,212	$1,483,653	132,091	$2,371,808
Reinvested dividends	98,046	2,056,608	75,286	1,524,536	10,156	212,612	6,911	139,713
Shares redeemed	(2,559,153)	(53,404,475)	(3,540,694)	(60,937,513)	(375,412)	(7,822,457)	(547,921)	(9,378,799)

Net increase (decrease)	(2,075,670)	$(43,376,332)	(2,923,232)	$(50,187,061)	(293,044)	$(6,126,192)	(408,919)	$(6,867,278)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	418,479	$8,572,153	360,755	$6,507,075
Reinvested dividends	44,332	924,100	24,931	501,907
Shares redeemed	(1,550,390)	(32,343,123)	(1,962,239)	(34,114,935)

Net increase (decrease)	(1,087,579)	$(22,846,870)	(1,576,553)	$(27,105,953)

	Capital Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	160,148	$1,232,956	603,018	$3,848,348	29,229	$227,208	72,364	$458,208
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(480,215)	(3,678,237)	(543,996)	(3,567,566)	(116,759)	(925,183)	(142,225)	(883,424)

Net increase (decrease)	(320,067)	$(2,445,281)	59,022	$280,782	(87,530)	$(697,975)	(69,861)	$(425,216)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	664,994	$4,925,013	977,558	$6,225,644
Reinvested dividends	—	—	—	—
Shares redeemed	(1,217,376)	(9,480,762)	(2,044,120)	(12,986,506)

Net increase (decrease)	(552,382)	$(4,555,749)	(1,066,562)	$(6,760,862)

	MFS Massachusetts Investors Trust Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	410,788	$5,355,819	515,649	$5,972,309	104,790	$1,359,999	145,297	$1,666,234
Reinvested dividends	50,199	659,393	75,104	917,858	9,089	119,371	13,558	165,705
Shares redeemed	(1,305,985)	(16,822,179)	(1,652,359)	(17,891,930)	(267,848)	(3,455,388)	(339,880)	(3,782,295)

Net increase (decrease)	(844,998)	$(10,806,967)	(1,061,606)	$(11,001,763)	(153,969)	$(1,976,018)	(181,025)	$(1,950,356)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	5,716,413	$73,935,590	3,760,483	$40,667,958
Reinvested dividends	92,878	1,218,093	92,487	1,129,017
Shares redeemed	(1,848,200)	(24,133,200)	(1,504,462)	(16,607,908)

Net increase (decrease)	3,961,091	$51,020,483	2,348,508	$25,189,067

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	80,418	$1,181,379	130,466	$1,499,879	14,661	$217,072	25,245	$285,848
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(839,712)	(12,235,261)	(1,035,008)	(11,974,080)	(60,740)	(862,115)	(73,395)	(857,656)

Net increase (decrease)	(759,294)	$(11,053,882)	(904,542)	$(10,474,201)	(46,079)	$(645,043)	(48,150)	$(571,808)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	544,642	$7,526,787	583,010	$6,654,470
Reinvested dividends	—	—	—	—
Shares redeemed	(1,152,737)	(16,869,218)	(1,423,070)	(16,396,173)

Net increase (decrease)	(608,095)	$(9,342,431)	(840,060)	$(9,741,703)

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	378,055	$2,463,566	745,516	$3,998,256	59,937	$409,506	63,205	$338,125
Reinvested dividends	4,951	33,449	5,824	36,172	1,050	7,094	1,257	7,807
Shares redeemed	(833,713)	(5,721,597)	(922,612)	(4,942,489)	(177,856)	(1,174,612)	(236,041)	(1,286,178)

Net increase (decrease)	(450,707)	(3,224,582)	(171,272)	$(908,061)	(116,869)	(758,012)	(171,579)	$(940,246)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	4,629,635	$30,836,028	1,670,885	$9,760,559
Reinvested dividends	3,912	26,377	1,378	8,545
Shares redeemed	(1,238,873)	(8,406,172)	(796,911)	(4,409,531)

Net increase (decrease)	3,394,674	22,456,233	875,352	$5,359,573

	Real Estate Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	743,211	$8,302,867	616,724	$4,634,391	135,226	$1,479,166	159,074	$1,136,432
Reinvested dividends	70,711	829,415	89,758	826,999	16,133	188,713	20,229	185,932
Shares redeemed	(1,339,088)	(14,720,418)	(1,825,377)	(14,025,558)	(287,678)	(3,159,368)	(392,306)	(3,059,728)

Net increase (decrease)	(525,166)	(5,588,136)	(1,118,895)	$(8,564,168)	(136,319)	(1,491,489)	(213,003)	$(1,737,364)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	5,411,702	$60,587,895	6,145,051	$42,684,244
Reinvested dividends	281,147	3,279,321	280,948	2,576,384
Shares redeemed	(3,798,694)	(41,645,956)	(5,248,696)	(42,769,130)

Net increase (decrease)	1,894,155	22,221,260	1,177,303	$2,491,498

	Small Company Value Portfolio
	Class 1				Class 3
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	132,334	$2,105,124	21,849	$241,693	3,897,958	$57,907,379	2,502,592	$27,343,564
Reinvested dividends	1,648	25,050	2,141	29,215	45,065	681,544	43,477	590,781
Shares redeemed	(125,914)	(1,917,256)	(71,352)	(756,685)	(2,568,923)	(39,382,742)	(1,981,930)	(22,663,329)

Net increase (decrease)	8,068	$212,918	(47,362)	$(485,777)	1,374,100	$19,206,180	564,139	$5,271,016

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	867,053	$8,868,442	1,147,981	$8,506,765	213,135	$2,120,853	271,996	$1,999,377
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,753,895)	(16,907,700)	(2,090,571)	(15,253,122)	(600,184)	(5,828,902)	(843,862)	(6,095,039)

Net increase (decrease)	(886,842)	$(8,039,258)	(942,590)	$(6,746,357)	(387,049)	$(3,708,049)	(571,866)	$(4,095,662)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	3,128,768	$30,833,548	1,552,992	$11,703,395
Reinvested dividends	—	—	—	—
Shares redeemed	(2,525,516)	(24,716,490)	(2,069,245)	(15,176,494)

Net increase (decrease)	603,252	$6,117,058	(516,253)	$(3,473,099)

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	643,735	$5,717,677	587,854	$3,918,067	32,161	$289,876	60,057	$411,744
Reinvested dividends	—	—	7,755	59,998	—	—	—	—
Shares redeemed	(1,455,070)	(12,781,979)	(1,892,927)	(12,513,244)	(131,102)	(1,137,817)	(176,073)	(1,143,893)

Net increase (decrease)	(811,335)	$(7,064,302)	(1,297,318)	$(8,535,179)	(98,941)	$(847,941)	(116,016)	$(732,149)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	716,750	$6,408,845	353,069	$2,533,673
Reinvested dividends	—	—	—	—
Shares redeemed	(535,953)	(4,617,391)	(373,472)	(2,497,233)

Net increase (decrease)	180,797	$1,791,454	(20,403)	$36,440

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	795,998	$5,124,272	663,780	$3,271,915	128,351	$816,264	119,442	$580,111
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(903,806)	(5,608,160)	(863,766)	(4,284,885)	(238,232)	(1,479,127)	(205,584)	(1,000,391)

Net increase (decrease)	(107,808)	$(483,888)	(199,986)	$(1,012,970)	(109,881)	$(662,863)	(86,142)	$(420,280)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	8,472,477	$52,539,744	6,052,260	$29,531,545
Reinvested dividends	—	—	—	—
Shares redeemed	(3,878,955)	(24,368,060)	(2,358,462)	(11,647,881)

Net increase (decrease)	4,593,522	$28,171,684	3,693,798	$17,883,664

	Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	186,625	$1,576,620	222,461	$1,476,726	85,192	$693,462	124,138	$814,992
Reinvested dividends	9,587	80,731	22,455	169,551	6,265	52,250	15,568	116,447
Shares redeemed	(738,987)	(6,107,676)	(1,287,567)	(8,231,536)	(585,896)	(4,759,314)	(820,890)	(5,234,409)

Net increase (decrease)	(542,775)	(4,450,325)	(1,042,651)	$(6,585,259)	(494,439)	(4,013,602)	(681,184)	$(4,302,970)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	3,088,174	$25,217,029	1,514,800	$10,696,541
Reinvested dividends	13,703	113,606	23,200	172,561
Shares redeemed	(1,466,326)	(12,084,428)	(1,036,099)	(6,896,593)

Net increase (decrease)	1,635,551	13,246,207	501,901	$3,972,509

	Technology Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,636,615	$4,328,382	4,066,498	$7,897,147	386,506	$976,428	1,000,403	$1,930,329
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(2,734,780)	(6,624,619)	(2,740,872)	(5,341,568)	(667,988)	(1,647,419)	(931,365)	(1,781,860)

Net increase (decrease)	(1,098,165)	$(2,296,237)	1,325,626	$2,555,579	(281,482)	$(670,991)	69,038	$148,469

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	3,292,270	$8,532,823	5,234,930	$10,239,141
Reinvested dividends	—	—	—	—
Shares redeemed	(4,266,491)	(10,489,330)	(3,182,596)	(6,167,563)

Net increase (decrease)	(974,221)	$(1,956,507)	2,052,334	$4,071,578

	Small & Mid Cap Value Portfolio
	Class 2				Class 3
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	209,434	$3,212,292	209,164	$2,325,430	8,655,467	$132,838,235	5,857,328	$64,595,504
Reinvested dividends	3,913	61,850	75,774	1,017,673	53,284	840,297	1,033,666	13,859,427
Shares redeemed	(512,966)	(7,921,387)	(657,592)	(7,306,679)	(7,426,647)	(116,450,360)	(7,517,195)	(88,485,476)

Net increase (decrease)	(299,619)	$(4,647,245)	(372,654)	$(3,963,576)	1,282,104	$17,228,172	(626,201)	$(10,030,545)

	International Growth and Income Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,011,861	$8,625,622	1,342,547	$10,075,094	115,267	$976,509	163,525	$1,220,486
Reinvested dividends	447,280	3,970,148	—	—	57,024	507,594	—	—
Shares redeemed	(3,063,480)	(26,316,230)	(4,525,847)	(32,746,703)	(434,191)	(3,720,471)	(539,402)	(3,922,103)

Net increase (decrease)	(1,604,339)	$(13,720,460)	(3,183,300)	$(22,671,609)	(261,900)	$(2,236,368)	(375,877)	$(2,701,617)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	3,970,432	$32,451,480	5,999,260	$40,318,512
Reinvested dividends	1,105,522	9,816,703	—	—
Shares redeemed	(5,755,806)	(49,676,421)	(6,923,067)	(51,988,755)

Net increase (decrease)	(679,852)	$(7,408,238)	(923,807)	$(11,670,243)

	Global Equities Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	200,294	$2,585,254	279,805	$3,046,983	78,652	$972,112	61,063	$713,972
Reinvested dividends	96,893	1,293,765	170,437	2,102,998	9,305	123,853	15,909	195,711
Shares redeemed	(1,210,720)	(15,527,399)	(1,700,978)	(17,847,028)	(167,548)	(2,110,033)	(162,647)	(1,680,308)

Net increase (decrease)	(913,533)	$(11,648,380)	(1,250,736)	$(12,697,047)	(79,591)	$(1,014,068)	(85,675)	$(770,625)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	757,686	$9,887,975	352,830	$3,979,842
Reinvested dividends	28,892	383,692	42,966	527,583
Shares redeemed	(540,212)	(6,876,233)	(466,632)	(4,905,401)

Net increase (decrease)	246,366	$3,395,434	(70,836)	$(397,976)

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	853,005	$7,233,587	1,132,735	$8,385,324	316,509	$2,637,893	401,789	$2,946,449
Reinvested dividends	346,894	3,081,741	124,513	1,069,456	128,451	1,135,003	40,806	348,694
Shares redeemed	(2,379,505)	(19,973,211)	(3,448,069)	(24,593,016)	(873,638)	(7,306,974)	(1,124,670)	(8,002,972)

Net increase (decrease)	(1,179,606)	$(9,657,883)	(2,190,821)	$(15,138,236)	(428,678)	$(3,534,078)	(682,075)	$(4,707,829)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	2,845,600	$23,905,324	2,468,280	$17,571,173
Reinvested dividends	940,466	8,301,020	261,393	2,231,616
Shares redeemed	(5,316,818)	(44,867,512)	(6,826,051)	(49,073,231)

Net increase (decrease)	(1,530,752)	$(12,661,168)	(4,096,378)	$(29,270,442)

	Emerging Markets Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,733,113	$23,040,471	5,274,490	$33,500,779	305,306	$2,542,211	765,563	$4,571,174
Reinvested dividends	158,734	1,447,769	—	—	16,805	152,095	—	—
Shares redeemed	(4,471,313)	(36,876,305)	(6,237,254)	(39,650,923)	(582,735)	(4,747,194)	(999,536)	(6,342,289)

Net increase (decrease)	(1,579,466)	$(12,388,065)	(962,764)	$(6,150,144)	(260,624)	$(2,052,888)	(233,973)	$(1,771,115)

	Class 3
	For the year ended		For the year ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	5,832,527	$48,913,908	5,599,655	$36,179,776
Reinvested dividends	226,024	2,035,630	—	—
Shares redeemed	(5,519,873)	(45,533,253)	(7,350,402)	(45,772,003)

Net increase (decrease)	538,678	$5,416,285	(1,750,747)	$(9,592,227)

	Foreign Value Portfolio
	Class 2				Class 3
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2011		January 31, 2010		January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	238,534	$3,138,758	188,745	$2,203,325	12,109,032	$158,907,392	6,129,046	$74,183,422
Reinvested dividends	45,687	633,184	143,043	1,962,652	577,932	8,003,260	1,337,803	18,353,225
Shares redeemed	(716,838)	(9,384,436)	(692,084)	(8,205,835)	(6,643,520)	(87,509,835)	(6,541,966)	(78,204,705)

Net increase (decrease)	(432,617)	$(5,612,494)	(360,296)	$(4,039,858)	6,043,444	$79,400,817	924,883	$14,331,942

8. Transactions with Affiliates:  The following Portfolios incurred brokerage commissions with an affiliated broker for the year ended January 31, 2011:

	J P Morgan	Oppenheimer &	Sanford C.
Portfolio	Securities, Inc.	Co., Inc.	Bernstein Co. LLC

Growth-Income	$5,392	$—	$—
Equity Opportunities	—	544	—
Capital Growth	—	585	—
Small & Mid Cap Value	—	—	724
Global Equities	2,490	—	—

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the year ended January 31, 2011, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

							Change in	Discount
			Value at	Cost of	Proceeds	Realized	Unrealized	(Premium)	Value at
Portfolio	Security	Income	January 31, 2010	Purchases	of Sales	Gain/(Loss)	Gain/(Loss)	Amortization	January 31, 2011

Equity Index	American International Group, Inc.	$1,802	$5,718	$—	$1,571	$(48,993)	$52,916	$—	$8,070
Foreign Value	AIA Group, Ltd.	$—	$—	$1,218,620	$1,330,850	$112,230	$—	$—	$—

9. Investment Concentrations:  Some of the Portfolios may invest internationally, including in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of January 31, 2011: The Global Bond Portfolio had 20.3% of its net assets invested in securities domiciled in Germany. The International Growth and Income Portfolio had 21.2% and 19.8% of its net assets invested in equity securities of companies domiciled in Japan and United Kingdom, respectively. Additionally, International Diversified Equities Portfolio had 18.2% and 16.8% of its net assets invested in Japan and United Kingdom, the Emerging Market Portfolio had 19.7%, 17.6% and 15.6% of net assets in Brazil, South Korea and Russia and Foreign Value Portfolio had 17.5% of its net assets invested in United Kingdom.

The Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of January 31, 2011, the Real Estate Portfolio had 65.4% of its net assets invested in Real Estate Investment Trusts.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may effect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of January 31, 2011, the Technology Portfolio had 92.5% of its net assets invested in Technology companies.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. As of January 31, 2011, the Telecom Utilities Portfolio had 93.5% of its net assets invested in utility companies.

10. Lines of Credit:  The SAAMCo family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 12.5 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Prior to September 17, 2010 the commitment fee was 15 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended January 31, 2011, the following portfolios had borrowings:

			Average	Weighted
	Days	Interest	Debt	Average
Portfolio	Outstanding	Charges	Utilized	Interest

Corporate Bond Fund	20	$5,748	$6,721,588	1.51%
Global Bond	1	31	715,061	1.55
High-Yield Bond	58	6,472	2,665,428	1.51
Telecom Utility	2	12	140,942	1.50
Growth Income	31	318	248,482	1.48
Equity Opportunities	16	95	147,659	1.45
Davis Venture Value	2	49	588,823	1.50
Alliance Growth	157	4,368	664,618	1.50
Capital Growth	28	227	194,016	1.52
Small Company Value	3	2,202	17,783,744	1.49
Mid-Cap Growth	3	50	390,426	1.47
Technology	9	42	112,763	1.45
Small & Mid-Cap Value	7	808	2,778,141	1.49
International Growth and Income	22	1,566	1,708,074	1.50
Global Equities	24	287	283,588	1.51
Emerging Markets	38	2,182	1,391,853	1.49

At January 31, 2011, none of the portfolios had borrowings outstanding.

11. Interfund Lending Agreement:  Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2011, none of the Portfolios participated in this program.

12. Security Transactions with Affiliated Funds or Portfolios:  The Portfolios are permitted to transfer securities by purchasing from and or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment advisor or investment advisors which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the year ended January 31, 2011, the following portfolios engaged in security transactions with affiliated Funds:

	Cost of	Proceeds	Realized
Portfolio	Purchases	from Sales	Gain/(Loss)

MFS Total Return	$40,420	$—	$—
Telecom Utility	14,825	40,917	(28,352)
Equity Opportunities	2,108,554	9,160,035	1,876,362
Capital Growth	251,412	38,036	(17,341)
Growth Opportunities	170,827	350,992	128,686

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends						Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses	income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets	net assets	turnover

Cash Management Portfolio — Class 1
01/31/07	$10.92	$0.52	$(0.01)	$0.51	$(0.28)	$—	$(0.28)	$11.15	4.71%	$216,529	0.50%	4.63%	—%
01/31/08	11.15	0.54	(0.06)	0.48	(0.42)	—	(0.42)	11.21	4.35	293,097	0.51	4.81	—
01/31/09	11.21	0.23	(0.13)	0.10	(0.34)	—	(0.34)	10.97	0.94	301,076	0.49	2.03	—
01/31/10	10.97	(0.01)	0.00	(0.01)	(0.27)	—	(0.27)	10.69	(0.05)	184,424	0.51	(0.05)	—
01/31/11	10.69	(0.03)	0.01	(0.02)	—	—	—	10.67	(0.19)	138,751	0.52	(0.26)	—

Cash Management Portfolio — Class 2
01/31/07	10.90	0.49	—	0.49	(0.26)	—	(0.26)	11.13	4.57	52,721	0.65	4.48	—
01/31/08	11.13	0.52	(0.06)	0.46	(0.40)	—	(0.40)	11.19	4.21	71,673	0.66	4.66	—
01/31/09	11.19	0.21	(0.12)	0.09	(0.33)	—	(0.33)	10.95	0.80	64,643	0.64	1.90	—
01/31/10	10.95	(0.02)	0.00	(0.02)	(0.26)	—	(0.26)	10.67	(0.21)	38,382	0.66	(0.20)	—
01/31/11	10.67	(0.04)	0.00	(0.04)	—	—	—	10.63	(0.37)	27,953	0.67	(0.41)	—

Cash Management Portfolio — Class 3
01/31/07	10.88	0.48	—	0.48	(0.25)	—	(0.25)	11.11	4.48	184,858	0.75	4.40	—
01/31/08	11.11	0.50	(0.05)	0.45	(0.39)	—	(0.39)	11.17	4.12	295,071	0.77	4.55	—
01/31/09	11.17	0.19	(0.11)	0.08	(0.32)	—	(0.32)	10.93	0.70	403,799	0.74	1.73	—
01/31/10	10.93	(0.03)	0.01	(0.02)	(0.25)	—	(0.25)	10.66	(0.21)	260,422	0.76	(0.31)	—
01/31/11	10.66	(0.05)	(0.01)	(0.06)	—	—	—	10.60	(0.56)	196,908	0.77	(0.51)	—

Corporate Bond Portfolio — Class 1
01/31/07	11.65	0.65	0.02	0.67	(0.53)	—	(0.53)	11.79	5.82	285,098	0.60	5.53	41
01/31/08	11.79	0.65	0.10	0.75	(0.48)	—	(0.48)	12.06	6.46	289,694	0.59	5.42	29
01/31/09	12.06	0.74	(1.56)	(0.82)	(0.52)	—	(0.52)	10.72	(6.55)	222,114	0.59	6.41	59
01/31/10	10.72	0.87	2.33	3.20	(0.77)	—	(0.77)	13.15	30.18	260,596	0.59	7.18	33
01/31/11	13.15	0.88	0.44	1.32	(0.89)	—	(0.89)	13.58	10.04	238,501	0.59	6.44	29

Corporate Bond Portfolio — Class 2
01/31/07	11.64	0.63	0.01	0.64	(0.51)	—	(0.51)	11.77	5.58	58,163	0.75	5.38	41
01/31/08	11.77	0.63	0.10	0.73	(0.46)	—	(0.46)	12.04	6.32	58,002	0.74	5.27	29
01/31/09	12.04	0.72	(1.56)	(0.84)	(0.50)	—	(0.50)	10.70	(6.72)	43,905	0.74	6.25	59
01/31/10	10.70	0.85	2.33	3.18	(0.75)	—	(0.75)	13.13	30.06	50,844	0.74	7.03	33
01/31/11	13.13	0.86	0.43	1.29	(0.87)	—	(0.87)	13.55	9.82	45,842	0.74	6.29	29

Corporate Bond Portfolio — Class 3
01/31/07	11.62	0.60	0.03	0.63	(0.50)	—	(0.50)	11.75	5.49	267,266	0.85	5.25	41
01/31/08	11.75	0.60	0.12	0.72	(0.45)	—	(0.45)	12.02	6.23	497,661	0.84	5.16	29
01/31/09	12.02	0.71	(1.56)	(0.85)	(0.49)	—	(0.49)	10.68	(6.83)	518,641	0.84	6.23	59
01/31/10	10.68	0.83	2.33	3.16	(0.74)	—	(0.74)	13.10	29.91	679,924	0.84	6.90	33
01/31/11	13.10	0.83	0.44	1.27	(0.86)	—	(0.86)	13.51	9.70	742,538	0.84	6.18	29

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income to
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Global Bond Portfolio — Class 1
01/31/07	$11.64	$0.30	$0.04	$0.34	$(1.11)	$(0.23)	$(1.34)	$10.64	3.08%	$85,764	0.82%		2.57%		44%
01/31/08	10.64	0.49	1.32	1.81	(0.06)	(0.05)	(0.11)	12.34	17.15	113,115	0.82	(1)	4.44	(1)	55
01/31/09	12.34	0.31	(0.56)	(0.25)	(0.39)	(0.07)	(0.46)	11.63	(1.77)	93,219	0.77		2.59		89
01/31/10	11.63	0.33	1.10	1.43	(0.43)	(0.30)	(0.73)	12.33	12.29	89,061	0.71		2.69		72
01/31/11	12.33	0.26	0.43	0.69	(0.53)	(0.24)	(0.77)	12.25	5.34	82,254	0.74		2.07		98

Global Bond Portfolio — Class 2
01/31/07	11.58	0.27	0.05	0.32	(1.09)	(0.23)	(1.32)	10.58	2.92	18,246	0.97		2.41		44
01/31/08	10.58	0.48	1.32	1.80	(0.05)	(0.05)	(0.10)	12.28	17.07	22,151	0.97	(1)	4.29	(1)	55
01/31/09	12.28	0.30	(0.57)	(0.27)	(0.38)	(0.07)	(0.45)	11.56	(2.01)	19,305	0.92		2.44		89
01/31/10	11.56	0.31	1.10	1.41	(0.41)	(0.30)	(0.71)	12.26	12.20	18,178	0.86		2.54		72
01/31/11	12.26	0.24	0.43	0.67	(0.51)	(0.24)	(0.75)	12.18	5.21	16,784	0.89		1.92		98

Global Bond Portfolio — Class 3
01/31/07	11.56	0.25	0.05	0.30	(1.08)	(0.23)	(1.31)	10.55	2.74	50,196	1.07		2.30		44
01/31/08	10.55	0.45	1.34	1.79	(0.04)	(0.05)	(0.09)	12.25	17.01	112,182	1.07	(1)	4.18	(1)	55
01/31/09	12.25	0.28	(0.57)	(0.29)	(0.36)	(0.07)	(0.43)	11.53	(2.10)	134,028	1.02		2.34		89
01/31/10	11.53	0.29	1.10	1.39	(0.40)	(0.30)	(0.70)	12.22	12.05	161,802	0.96		2.43		72
01/31/11	12.22	0.22	0.44	0.66	(0.51)	(0.24)	(0.75)	12.13	5.09	190,660	0.99		1.82		98

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	The ratio is gross of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends						Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses	income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets	net assets	turnover

High-Yield Bond Portfolio — Class 1
01/31/07	$7.26	$0.54	$0.34	$0.88	$(0.60)	$—	$(0.60)	$7.54	12.41%	$231,605	0.69%	7.22%	60%
01/31/08	7.54	0.59	(0.76)	(0.17)	(0.57)	—	(0.57)	6.80	(2.63)	156,636	0.74	7.78	78
01/31/09	6.80	0.63	(2.42)	(1.79)	(0.72)	—	(0.72)	4.29	(27.54)	96,492	0.75	10.37	66
01/31/10	4.29	0.53	1.13	1.66	(0.46)	—	(0.46)	5.49	39.38 (1)	123,988	0.74	10.58	112
01/31/11	5.49	0.46	0.40	0.86	(0.57)	—	(0.57)	5.78	16.15 (1)	120,149	0.73	8.13	110
High-Yield Bond Portfolio — Class 2
01/31/07	7.25	0.53	0.34	0.87	(0.59)	—	(0.59)	7.53	12.28	43,015	0.84	7.07	60
01/31/08	7.53	0.57	(0.75)	(0.18)	(0.56)	—	(0.56)	6.79	(2.78)	30,617	0.89	7.55	78
01/31/09	6.79	0.62	(2.42)	(1.80)	(0.71)	—	(0.71)	4.28	(27.75)	18,835	0.91	10.22	66
01/31/10	4.28	0.52	1.13	1.65	(0.45)	—	(0.45)	5.48	39.25 (1)	25,358	0.89	10.40	112
01/31/11	5.48	0.46	0.38	0.84	(0.56)	—	(0.56)	5.76	15.80 (1)	22,606	0.88	8.00	110
High-Yield Bond Portfolio — Class 3
01/31/07	7.24	0.51	0.35	0.86	(0.58)	—	(0.58)	7.52	12.19	92,275	0.93	6.95	60
01/31/08	7.52	0.54	(0.73)	(0.19)	(0.55)	—	(0.55)	6.78	(2.87)	100,290	0.99	7.44	78
01/31/09	6.78	0.60	(2.40)	(1.80)	(0.70)	—	(0.70)	4.28	(27.71)	89,967	1.01	10.29	66
01/31/10	4.28	0.51	1.13	1.64	(0.45)	—	(0.45)	5.47	38.88 (1)	135,691	0.99	10.25	112
01/31/11	5.47	0.45	0.39	0.84	(0.56)	—	(0.56)	5.75	15.78 (1)	150,777	0.98	7.88	110
Total Return Bond Portfolio — Class 1
01/31/07	7.67	0.48	0.13	0.61	(0.60)	—	(0.60)	7.68	8.27	74,677	0.97	6.26	42
01/31/08	7.68	0.52	(0.07)	0.45	(0.52)	—	(0.52)	7.61	5.90	66,587	0.97	6.66	33
01/31/09	7.61	0.31	0.07	0.38	(0.27)	—	(0.27)	7.72	5.31	78,982	0.81	4.14	348
01/31/10	7.72	0.28	0.72	1.00	(0.16)	—	(0.16)	8.56	13.05	115,667	0.68	3.45	177
01/31/11	8.56	0.21	0.18	0.39	(0.24)	—	(0.24)	8.71	4.50	125,024	0.67	2.35	289
Total Return Bond Portfolio — Class 2
01/31/07	7.64	0.47	0.13	0.60	(0.59)	—	(0.59)	7.65	8.14	7,918	1.12	6.11	42
01/31/08	7.65	0.51	(0.07)	0.44	(0.51)	—	(0.51)	7.58	5.77	7,507	1.12	6.51	33
01/31/09	7.58	0.29	0.08	0.37	(0.26)	—	(0.26)	7.69	5.16	13,389	0.96	3.89	348
01/31/10	7.69	0.27	0.71	0.98	(0.15)	—	(0.15)	8.52	12.82	24,224	0.83	3.30	177
01/31/11	8.52	0.19	0.19	0.38	(0.23)	—	(0.23)	8.67	4.38	24,816	0.82	2.20	289
Total Return Bond Portfolio — Class 3
01/31/07	7.63	0.45	0.14	0.59	(0.58)	—	(0.58)	7.64	8.05	3,162	1.22	6.02	42
01/31/08	7.64	0.49	(0.07)	0.42	(0.50)	—	(0.50)	7.56	5.55	7,617	1.22	6.50	33
01/31/09	7.56	0.23	0.13	0.36	(0.25)	—	(0.25)	7.67	5.07	134,355	1.03	3.31	348
01/31/10	7.67	0.25	0.73	0.98	(0.15)	—	(0.15)	8.50	12.77	289,484	0.93	3.14	177
01/31/11	8.50	0.18	0.18	0.36	(0.22)	—	(0.22)	8.64	4.18	493,783	0.92	2.09	289

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. (Note 4)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Balanced Portfolio — Class 1
01/31/07	$14.08	$0.36	$1.10	$1.46	$(0.41)	$—	$(0.41)	$15.13	10.46%	$191,204	0.74%		2.50%		141%
01/31/08	15.13	0.38	(0.26)	0.12	(0.46)	—	(0.46)	14.79	0.61 (3)	152,768	0.78	(1)	2.45	(1)	74
01/31/09	14.79	0.34	(4.20)	(3.86)	(0.48)	—	(0.48)	10.45	(26.36)	86,808	0.80	(1)	2.52	(1)	91
01/31/10	10.45	0.25	2.55	2.80	(0.42)	—	(0.42)	12.83	26.80	93,954	0.84	(1)	2.08	(1)	108
01/31/11	12.83	0.25	1.74	1.99	(0.27)	—	(0.27)	14.55	15.62	95,033	0.83	(1)	1.79	(1)	104

Balanced Portfolio — Class 2
01/31/07	14.06	0.34	1.10	1.44	(0.39)	—	(0.39)	15.11	10.32	21,819	0.89		2.35		141
01/31/08	15.11	0.36	(0.26)	0.10	(0.44)	—	(0.44)	14.77	0.47 (3)	18,865	0.93	(1)	2.30	(1)	74
01/31/09	14.77	0.32	(4.19)	(3.87)	(0.46)	—	(0.46)	10.44	(26.48)	10,879	0.95	(1)	2.38	(1)	91
01/31/10	10.44	0.23	2.55	2.78	(0.40)	—	(0.40)	12.82	26.63	11,919	0.99	(1)	1.93	(1)	108
01/31/11	12.82	0.23	1.74	1.97	(0.25)	—	(0.25)	14.54	15.49	11,255	0.98	(1)	1.64	(1)	104

Balanced Portfolio — Class 3
01/31/07	14.04	0.32	1.10	1.42	(0.37)	—	(0.37)	15.09	10.23	16,970	0.99		2.25		141
01/31/08	15.09	0.34	(0.26)	0.08	(0.42)	—	(0.42)	14.75	0.38 (3)	19,232	1.03	(1)	2.19	(1)	74
01/31/09	14.75	0.30	(4.18)	(3.88)	(0.44)	—	(0.44)	10.43	(26.54)	14,287	1.06	(1)	2.28	(1)	91
01/31/10	10.43	0.21	2.54	2.75	(0.38)	—	(0.38)	12.80	26.43	20,834	1.09	(1)	1.80	(1)	108
01/31/11	12.80	0.20	1.76	1.96	(0.24)	—	(0.24)	14.52	15.42	31,514	1.08	(1)	1.51	(1)	104

MFS Total Return Portfolio — Class 1
01/31/07	17.26	0.50	1.47	1.97	(0.43)	(0.61)	(1.04)	18.19	11.76	660,292	0.71	(1)	2.83	(1)	51
01/31/08	18.19	0.49	(0.35)	0.14	(0.49)	(0.87)	(1.36)	16.97	0.43 (2)	569,694	0.71	(1)	2.65	(1)	58
01/31/09	16.97	0.45	(4.46)	(4.01)	(0.52)	(1.09)	(1.61)	11.35	(24.37)	337,869	0.72	(1)	2.95	(1)	56
01/31/10	11.35	0.37	2.32	2.69	(0.50)	—	(0.50)	13.54	23.76	349,752	0.72	(1)	2.87	(1)	38
01/31/11	13.54	0.34	1.35	1.69	(0.42)	—	(0.42)	14.81	12.62	330,082	0.72	(1)	2.37	(1)	31

MFS Total Return Portfolio — Class 2
01/31/07	17.24	0.47	1.48	1.95	(0.41)	(0.61)	(1.02)	18.17	11.61	134,921	0.86	(1)	2.68	(1)	51
01/31/08	18.17	0.46	(0.35)	0.11	(0.47)	(0.87)	(1.34)	16.94	0.23 (2)	113,207	0.86	(1)	2.50	(1)	58
01/31/09	16.94	0.43	(4.45)	(4.02)	(0.49)	(1.09)	(1.58)	11.34	(24.45)	62,628	0.87	(1)	2.80	(1)	56
01/31/10	11.34	0.35	2.31	2.66	(0.48)	—	(0.48)	13.52	23.49	61,969	0.87	(1)	2.73	(1)	38
01/31/11	13.52	0.32	1.35	1.67	(0.40)	—	(0.40)	14.79	12.46	57,793	0.87	(1)	2.22	(1)	31

MFS Total Return Portfolio — Class 3
01/31/07	17.22	0.44	1.48	1.92	(0.39)	(0.61)	(1.00)	18.14	11.46	332,382	0.96	(1)	2.58	(1)	51
01/31/08	18.14	0.43	(0.34)	0.09	(0.45)	(0.87)	(1.32)	16.91	0.12 (2)	434,923	0.96	(1)	2.38	(1)	58
01/31/09	16.91	0.40	(4.42)	(4.02)	(0.48)	(1.09)	(1.57)	11.32	(24.54)	312,173	0.97	(1)	2.71	(1)	56
01/31/10	11.32	0.33	2.32	2.65	(0.47)	—	(0.47)	13.50	23.40	363,791	0.97	(1)	2.60	(1)	38
01/31/11	13.50	0.30	1.36	1.66	(0.39)	—	(0.39)	14.77	12.39	365,072	0.97	(1)	2.12	(1)	31

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11
Balanced Class 1	—%	0.01%	0.01%	0.00%	0.00%
Balanced Class 2	—	0.01	0.01	0.00	0.00
Balanced Class 3	—	0.01	0.01	0.00	0.00
MFS Total Return Class 1	0.01	0.01	0.01	0.01	0.00
MFS Total Return Class 2	0.01	0.01	0.01	0.01	0.00
MFS Total Return Class 3	0.01	0.00	0.01	0.01	0.00

(2)	The Portfolio’s total return was increased by less than 0.01% from payment by an affiliate.
(3)	The Portfolio’s total return was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Telecom Utility Portfolio — Class 1
01/31/07	$9.18	$0.35	$1.78	$2.13	$(0.37)	$—	$(0.37)	$10.94	23.49%	$50,319	0.90	%(2)	3.50	%(2)	73%
01/31/08	10.94	0.30	0.97	1.27	(0.38)	—	(0.38)	11.83	11.38	46,594	1.02	(2)	2.44	(2)	171
01/31/09	11.83	0.27	(4.25)	(3.98)	(0.28)	—	(0.28)	7.57	(33.75)	22,918	1.03	(2)	2.54	(2)	69
01/31/10	7.57	0.33	1.82	2.15	(0.50)	—	(0.50)	9.22	28.40	23,270	1.06	(2)	3.83	(2)	66
01/31/11	9.22	0.31	1.64	1.95	(0.29)	—	(0.29)	10.88	21.40	23,542	1.15	(2)	3.08	(2)	53

Telecom Utility Portfolio — Class 2
01/31/07	9.17	0.32	1.79	2.11	(0.35)	—	(0.35)	10.93	23.36	6,635	1.05	(2)	3.30	(2)	73
01/31/08	10.93	0.27	0.97	1.24	(0.36)	—	(0.36)	11.81	11.17	6,263	1.18	(2)	2.24	(2)	171
01/31/09	11.81	0.25	(4.24)	(3.99)	(0.26)	—	(0.26)	7.56	(33.88)	3,556	1.18	(2)	2.39	(2)	69
01/31/10	7.56	0.32	1.81	2.13	(0.48)	—	(0.48)	9.21	28.23	3,489	1.21	(2)	3.71	(2)	66
01/31/11	9.21	0.29	1.66	1.95	(0.28)	—	(0.28)	10.88	21.33	3,236	1.30	(2)	2.95	(2)	53

Telecom Utility Portfolio — Class 3
01/31/07	9.16	0.26	1.83	2.09	(0.34)	—	(0.34)	10.91	23.17	1,510	1.15	(2)	2.80	(2)	73
01/31/08	10.91	0.19	1.04	1.23	(0.35)	—	(0.35)	11.79	11.12	7,659	1.35	(2)	1.65	(2)	171
01/31/09	11.79	0.24	(4.23)	(3.99)	(0.25)	—	(0.25)	7.55	(33.94)	7,674	1.29	(2)	2.40	(2)	69
01/31/10	7.55	0.29	1.83	2.12	(0.47)	—	(0.47)	9.20	28.14	9,595	1.31	(2)	3.37	(2)	66
01/31/11	9.20	0.28	1.65	1.93	(0.27)	—	(0.27)	10.86	21.20	11,500	1.40	(2)	2.80	(2)	53

Equity Index Portfolio — Class 1
01/31/07	10.86	0.16	1.34	1.50	(0.18)	—	(0.18)	12.18	13.89	37,909	0.55	(1)	1.38	(1)	2
01/31/08	12.18	0.18	(0.49)	(0.31)	(0.20)	—	(0.20)	11.67	(2.76)	30,261	0.55	(1)	1.44	(1)	2
01/31/09	11.67	0.18	(4.66)	(4.48)	(0.22)	—	(0.22)	6.97	(38.73)	15,907	0.55	(1)	1.74	(1)	4
01/31/10	6.97	0.14	2.11	2.25	(0.22)	—	(0.22)	9.00	32.31	17,029	0.55	(1)	1.68	(1)	3
01/31/11	9.00	0.14	1.80	1.94	(0.16)	—	(0.16)	10.78	21.76	18,563	0.55	(1)	1.46	(1)	22

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/07	1/08	1/09	1/10	1/11	1/07	1/08	1/09	1/10	1/11

Equity Index Class 1	0.67%	0.70%	0.81%	0.87%	0.88%	1.28%	1.29%	1.48%	1.36%	1.13%

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11

Telecom Utility Class 1	0.04%	0.02%	0.01%	0.01%	0.01%
Telecom Utility Class 2	0.04	0.02	0.01	0.01	0.01
Telecom Utility Class 3	0.04	0.02	0.01	0.01	0.01

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Growth-Income Portfolio — Class 1
01/31/07	$26.36	$0.20	$1.42	$1.62	$(0.20)	$—	$(0.20)	$27.78	6.17%	$567,436	0.63	%(1)	0.76	%(1)	44%
01/31/08	27.78	0.19	(0.56)	(0.37)	(0.28)	—	(0.28)	27.13	(1.46)	418,964	0.64	(1)	0.69	(1)	34
01/31/09	27.13	0.20	(10.64)	(10.44)	(0.27)	(3.04)	(3.31)	13.38	(40.37)	190,022	0.68	(1)	0.90	(1)	70
01/31/10	13.38	0.14	3.69	3.83	(0.23)	—	(0.23)	16.98	28.61	198,240	0.71	(1)	0.90	(1)	49
01/31/11	16.98	0.18	2.87	3.05	(0.17)	—	(0.17)	19.86	18.08	194,380	0.74	(1)	0.97	(1)	129

Growth-Income Portfolio — Class 2
01/31/07	26.33	0.16	1.41	1.57	(0.16)	—	(0.16)	27.74	6.00	37,815	0.78	(1)	0.61	(1)	44
01/31/08	27.74	0.15	(0.57)	(0.42)	(0.24)	—	(0.24)	27.08	(1.63)	29,346	0.79	(1)	0.54	(1)	34
01/31/09	27.08	0.17	(10.61)	(10.44)	(0.23)	(3.04)	(3.27)	13.37	(40.43)	12,742	0.83	(1)	0.74	(1)	70
01/31/10	13.37	0.12	3.68	3.80	(0.20)	—	(0.20)	16.97	28.39	12,657	0.86	(1)	0.75	(1)	49
01/31/11	16.97	0.15	2.87	3.02	(0.15)	—	(0.15)	19.84	17.88	11,910	0.89	(1)	0.82	(1)	129

Growth-Income Portfolio — Class 3
01/31/07	26.29	0.13	1.42	1.55	(0.14)	—	(0.14)	27.70	5.91	23,143	0.88	(1)	0.50	(1)	44
01/31/08	27.70	0.14	(0.59)	(0.45)	(0.21)	—	(0.21)	27.04	(1.71)	29,996	0.89	(1)	0.44	(1)	34
01/31/09	27.04	0.14	(10.59)	(10.45)	(0.19)	(3.04)	(3.23)	13.36	(40.49)	15,633	0.93	(1)	0.64	(1)	70
01/31/10	13.36	0.10	3.68	3.78	(0.18)	—	(0.18)	16.96	28.25	18,005	0.96	(1)	0.64	(1)	49
01/31/11	16.96	0.13	2.88	3.01	(0.14)	—	(0.14)	19.83	17.79	20,709	0.99	(1)	0.74	(1)	129

Equity Opportunities Portfolio — Class 1
01/31/07	17.14	0.28	2.35	2.63	(0.30)	(0.21)	(0.51)	19.26	15.51	157,526	0.76	(1)	1.54	(1)	59
01/31/08	19.26	0.19	(1.25)	(1.06)	(0.35)	(1.96)	(2.31)	15.89	(7.05)	110,739	0.88	(1)	1.00	(1)	170
01/31/09	15.89	0.11	(5.97)	(5.86)	(0.23)	(2.82)	(3.05)	6.98	(40.05)	50,402	1.00		0.88		142
01/31/10	6.98	0.07	2.76	2.83	(0.12)	—	(0.12)	9.69	40.50	57,061	1.03		0.81		147
01/31/11	9.69	0.08	2.04	2.12	(0.08)	—	(0.08)	11.73	21.90	57,586	0.90		0.73		49

Equity Opportunities Portfolio — Class 2
01/31/07	17.11	0.25	2.34	2.59	(0.27)	(0.21)	(0.48)	19.22	15.32	20,617	0.91	(1)	1.39	(1)	59
01/31/08	19.22	0.16	(1.25)	(1.09)	(0.32)	(1.96)	(2.28)	15.85	(7.20)	15,375	1.04	(1)	0.85	(1)	170
01/31/09	15.85	0.09	(5.95)	(5.86)	(0.20)	(2.82)	(3.02)	6.97	(40.11)	7,397	1.15		0.73		142
01/31/10	6.97	0.06	2.75	2.81	(0.10)	—	(0.10)	9.68	40.28	8,455	1.18		0.67		147
01/31/11	9.68	0.06	2.03	2.09	(0.06)	—	(0.06)	11.71	21.64	8,364	1.05		0.58		49

Equity Opportunities Portfolio — Class 3
01/31/07	17.09	0.23	2.33	2.56	(0.25)	(0.21)	(0.46)	19.19	15.18	63,591	1.01	(1)	1.28	(1)	59
01/31/08	19.19	0.13	(1.23)	(1.10)	(0.30)	(1.96)	(2.26)	15.83	(7.23)	57,467	1.14	(1)	0.73	(1)	170
01/31/09	15.83	0.08	(5.96)	(5.88)	(0.18)	(2.82)	(3.00)	6.95	(40.28)	29,036	1.25		0.62		142
01/31/10	6.95	0.05	2.74	2.79	(0.08)	—	(0.08)	9.66	40.22	33,239	1.28		0.56		147
01/31/11	9.66	0.05	2.03	2.08	(0.05)	—	(0.05)	11.69	21.57	34,010	1.15		0.48		49

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11

Growth-Income Class 1	0.01%	0.00%	0.01%	0.00%	0.00%
Growth-Income Class 2	0.01	0.01	0.01	0.00	0.00
Growth-Income Class 3	0.01	0.01	0.01	0.00	0.00
Equity Opportunities Class 1	0.04	0.03	—	—	—
Equity Opportunities Class 2	0.04	0.02	—	—	—
Equity Opportunities Class 3	0.04	0.02	—	—	—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets		net assets		turnover

Davis Venture Value Portfolio — Class 1
01/31/07	$29.19	$0.28	$4.06	$4.34	$(0.31)	$—	$(0.31)	$33.22	14.96	%(2)	$1,720,746	0.76	%(1)	0.91	%(1)	16%
01/31/08	33.22	0.41	(0.51)	(0.10)	(0.31)	(1.54)	(1.85)	31.27	(0.80)		1,348,011	0.77	(1)	1.21	(1)	14
01/31/09	31.27	0.29	(12.30)	(12.01)	(0.48)	(4.11)	(4.59)	14.67	(41.35	)(3)	606,016	0.78	(1)	1.12	(1)	16
01/31/10	14.67	0.15	6.00	6.15	(0.30)	(0.44)	(0.74)	20.08	41.94		700,922	0.77	(1)	0.81	(1)	14
01/31/11	20.08	0.18	3.42	3.60	(0.16)	—	(0.16)	23.52	18.01		684,524	0.79	(1)	0.86	(1)	11

Davis Venture Value Portfolio — Class 2
01/31/07	29.15	0.23	4.05	4.28	(0.27)	—	(0.27)	33.16	14.76	(2)	227,584	0.91	(1)	0.75	(1)	16
01/31/08	33.16	0.36	(0.52)	(0.16)	(0.26)	(1.54)	(1.80)	31.20	(0.96)		187,528	0.92	(1)	1.06	(1)	14
01/31/09	31.20	0.25	(12.26)	(12.01)	(0.43)	(4.11)	(4.54)	14.65	(41.42	)(3)	85,946	0.93	(1)	0.97	(1)	16
01/31/10	14.65	0.12	5.99	6.11	(0.26)	(0.44)	(0.70)	20.06	41.73		97,993	0.92	(1)	0.66	(1)	14
01/31/11	20.06	0.15	3.41	3.56	(0.14)	—	(0.14)	23.48	17.78		94,096	0.94	(1)	0.71	(1)	11

Davis Venture Value Portfolio — Class 3
01/31/07	29.11	0.19	4.05	4.24	(0.24)	—	(0.24)	33.11	14.65	(2)	630,658	1.01	(1)	0.62	(1)	16
01/31/08	33.11	0.31	(0.51)	(0.20)	(0.23)	(1.54)	(1.77)	31.14	(1.07)		734,025	1.02	(1)	0.93	(1)	14
01/31/09	31.14	0.22	(12.24)	(12.02)	(0.39)	(4.11)	(4.50)	14.62	(41.49	)(3)	435,006	1.03	(1)	0.88	(1)	16
01/31/10	14.62	0.10	5.98	6.08	(0.24)	(0.44)	(0.68)	20.02	41.59		562,676	1.02	(1)	0.55	(1)	14
01/31/11	20.02	0.13	3.41	3.54	(0.12)	—	(0.12)	23.44	17.72		633,248	1.04	(1)	0.61	(1)	11

“Dogs” of Wall Street Portfolio — Class 1
01/31/07	10.37	0.25	1.85	2.10	(0.28)	(0.19)	(0.47)	12.00	20.57		67,972	0.71	(1)	2.22	(1)	45
01/31/08	12.00	0.25	(0.55)	(0.30)	(0.31)	(0.72)	(1.03)	10.67	(2.89)		45,384	0.73	(1)	2.24	(1)	61
01/31/09	10.67	0.29	(3.81)	(3.52)	(0.33)	(1.71)	(2.04)	5.11	(37.13)		21,919	0.75	(1)	3.31	(1)	74
01/31/10	5.11	0.20	1.65	1.85	(0.30)	—	(0.30)	6.66	36.46		24,588	0.78		3.35		66
01/31/11	6.66	0.21	1.03	1.24	(0.21)	—	(0.21)	7.69	18.71		26,724	0.78		2.84		45

“Dogs” of Wall Street Portfolio — Class 2
01/31/07	10.36	0.23	1.85	2.08	(0.27)	(0.19)	(0.46)	11.98	20.33		19,902	0.86	(1)	2.07	(1)	45
01/31/08	11.98	0.24	(0.55)	(0.31)	(0.29)	(0.72)	(1.01)	10.66	(2.94)		14,126	0.88	(1)	2.09	(1)	61
01/31/09	10.66	0.27	(3.80)	(3.53)	(0.31)	(1.71)	(2.02)	5.11	(37.20)		6,790	0.90	(1)	3.17	(1)	74
01/31/10	5.11	0.19	1.65	1.84	(0.29)	—	(0.29)	6.66	36.19		7,683	0.93		3.19		66
01/31/11	6.66	0.20	1.02	1.22	(0.20)	—	(0.20)	7.68	18.38		7,429	0.93		2.70		45

“Dogs” of Wall Street Portfolio — Class 3
01/31/07	10.35	0.21	1.85	2.06	(0.26)	(0.19)	(0.45)	11.96	20.15		20,403	0.96	(1)	1.93	(1)	45
01/31/08	11.96	0.22	(0.54)	(0.32)	(0.28)	(0.72)	(1.00)	10.64	(3.04)		19,060	0.99	(1)	1.99	(1)	61
01/31/09	10.64	0.26	(3.79)	(3.53)	(0.30)	(1.71)	(2.01)	5.10	(37.27)		10,859	1.00	(1)	3.08	(1)	74
01/31/10	5.10	0.18	1.65	1.83	(0.28)	—	(0.28)	6.65	36.09		14,054	1.03		3.06		66
01/31/11	6.65	0.18	1.03	1.21	(0.20)	—	(0.20)	7.66	18.24		25,784	1.03		2.57		45

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11

Davis Venture Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Davis Venture Value Class 2	0.00	0.00	0.00	0.00	0.00
Davis Venture Value Class 3	0.00	0.00	0.00	0.00	0.00
“Dogs” of Wall Street Class 1	0.02	0.01	0.00	—	—
“Dogs” of Wall Street Class 2	0.02	0.01	0.00	—	—
“Dogs” of Wall Street Class 3	0.02	0.01	0.00	—	—

(2)	The Portfolio’s performance figure was increased by 0.07% from gains on the disposal of investments in violation of investment restrictions.
(3)	The Portfolio’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends						Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses	income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(1)	net assets(1)	turnover

Alliance Growth Portfolio — Class 1
01/31/07	$23.09	$0.01	$(0.59)	$(0.58)	$(0.03)	$—	$(0.03)	$22.48	(2.52)%	$640,828	0.66%	0.07%	91%
01/31/08	22.48	0.04	(0.04)	0.00	(0.01)	—	(0.01)	22.47	(0.00)	470,282	0.66	0.15	110
01/31/09	22.47	0.09	(8.31)	(8.22)	(0.03)	—	(0.03)	14.22	(36.59)	227,852	0.68	0.43	98
01/31/10	14.22	0.16	5.39	5.55	(0.11)	—	(0.11)	19.66	39.01	257,596	0.68	0.91	98
01/31/11	19.66	0.10	4.04	4.14	(0.18)	—	(0.18)	23.62	21.16	260,478	0.70	0.48	87

Alliance Growth Portfolio — Class 2
01/31/07	23.06	(0.02)	(0.60)	(0.62)	—	—	—	22.44	(2.69)	69,079	0.82	(0.08)	91
01/31/08	22.44	(0.00)	(0.03)	(0.03)	—	—	—	22.41	(0.13)	54,957	0.81	(0.00)	110
01/31/09	22.41	0.06	(8.29)	(8.23)	—	—	—	14.18	(36.72)	28,856	0.83	0.28	98
01/31/10	14.18	0.14	5.37	5.51	(0.08)	—	(0.08)	19.61	38.84	31,878	0.83	0.76	98
01/31/11	19.61	0.07	4.03	4.10	(0.15)	—	(0.15)	23.56	21.00	31,388	0.85	0.33	87

Alliance Growth Portfolio — Class 3
01/31/07	23.03	(0.04)	(0.60)	(0.64)	—	—	—	22.39	(2.78)	221,601	0.92	(0.18)	91
01/31/08	22.39	(0.03)	(0.02)	(0.05)	—	—	—	22.34	(0.22)	236,778	0.91	(0.11)	110
01/31/09	22.34	0.04	(8.26)	(8.22)	—	—	—	14.12	(36.80)	131,182	0.93	0.18	98
01/31/10	14.12	0.11	5.36	5.47	(0.06)	—	(0.06)	19.53	38.73	150,590	0.93	0.64	98
01/31/11	19.53	0.05	4.00	4.05	(0.13)	—	(0.13)	23.45	20.83	155,349	0.95	0.23	87

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11

Alliance Growth Class 1	0.01%	0.01%	0.01%	0.01%	0.00%
Alliance Growth Class 2	0.01	0.01	0.01	0.01	0.00
Alliance Growth Class 3	0.01	0.01	0.01	0.01	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(2)		net assets(2)		turnover

Capital Growth Portfolio — Class 1
01/31/07	$7.95	$0.02	$1.07	$1.09	$(0.03)	$—	$(0.03)	$9.01	13.68%	$19,493	1.30	%(1)(3)	0.29	%(1)(3)	91%
01/31/08	9.01	(0.01)	0.22	0.21	(0.11)	—	(0.11)	9.11	2.20	16,081	1.13	(1)	(0.13	)(1)	120
01/31/09	9.11	(0.01)	(3.80)	(3.81)	—	—	—	5.30	(41.82)	7,374	1.06		(0.15)		62
01/31/10	5.30	0.00	2.13	2.13	—	—	—	7.43	40.19	10,774	1.00		0.02		47
01/31/11	7.43	0.01	1.28	1.29	—	—	—	8.72	17.36	9,843	1.04		0.08		57

Capital Growth Portfolio — Class 2
01/31/07	7.90	0.01	1.07	1.08	(0.02)	—	(0.02)	8.96	13.62	6,117	1.45	(1)(3)	0.14	(1)(3)	91
01/31/08	8.96	(0.03)	0.23	0.20	(0.10)	—	(0.10)	9.06	2.10	5,069	1.28	(1)	(0.29	)(1)	120
01/31/09	9.06	(0.02)	(3.78)	(3.80)	—	—	—	5.26	(41.94)	2,402	1.21		(0.30)		62
01/31/10	5.26	(0.01)	2.12	2.11	—	—	—	7.37	40.11	2,847	1.15		(0.11)		47
01/31/11	7.37	(0.01)	1.27	1.26	—	—	—	8.63	17.10	2,579	1.19		(0.07)		57

Capital Growth Portfolio — Class 3
01/31/07	7.88	0.00	1.07	1.07	(0.01)	—	(0.01)	8.94	13.56	4,408	1.55	(1)(3)	0.05	(1)(3)	91
01/31/08	8.94	(0.05)	0.24	0.19	(0.10)	—	(0.10)	9.03	1.91	41,607	1.40	(1)	(0.55	)(1)	120
01/31/09	9.03	(0.03)	(3.76)	(3.79)	—	—	—	5.24	(41.97)	43,391	1.32		(0.43)		62
01/31/10	5.24	(0.01)	2.10	2.09	—	—	—	7.33	39.89	52,840	1.25		(0.21)		47
01/31/11	7.33	(0.01)	1.26	1.25	—	—	—	8.58	17.05	57,071	1.29		(0.18)		57

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08

Capital Growth Class 1	0.02%	0.01%
Capital Growth Class 2	0.02	0.01
Capital Growth Class 3	0.02	0.01

(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/07(1)	1/08(1)	1/09	1/10	1/11	1/07(1)	1/08(1)	1/09	1/10	1/11

Capital Growth Class 1	1.19%	1.18%	1.11%	1.05%	1.09%	0.40%	(0.18)%	(0.20)%	(0.03)%	0.03%
Capital Growth Class 2	1.34	1.33	1.26	1.20	1.24	0.24	(0.34)	(0.35)	(0.16)	(0.12)
Capital Growth Class 3	1.45	1.45	1.37	1.30	1.34	0.15	(0.60)	(0.48)	(0.26)	(0.23)

(3)	Net of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	assets(1)		net assets(1)		turnover

MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/07	$12.75	$0.14	$1.35	$1.49	$(0.09)	$—	$(0.09)	$14.15	11.76%	$162,799	0.78%		1.02%		27%
01/31/08	14.15	0.12	0.30	0.42	(0.18)	—	(0.18)	14.39	2.84 (3)	128,090	0.78		0.81		23
01/31/09	14.39	0.17	(4.96)	(4.79)	(0.14)	—	(0.14)	9.46	(33.44)	65,174	0.79		1.31		33
01/31/10	9.46	0.14	2.85	2.99	(0.15)	—	(0.15)	12.30	31.65	71,683	0.79		1.26		37
01/31/11	12.30	0.12	1.96	2.08	(0.13)	—	(0.13)	14.25	16.98	71,022	0.79		0.88		23

MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/07	12.75	0.11	1.36	1.47	(0.08)	—	(0.08)	14.14	11.53	28,136	0.93		0.86		27
01/31/08	14.14	0.10	0.29	0.39	(0.16)	—	(0.16)	14.37	2.64 (3)	23,643	0.93		0.65		23
01/31/09	14.37	0.15	(4.95)	(4.80)	(0.12)	—	(0.12)	9.45	(33.55)	12,919	0.94		1.16		33
01/31/10	9.45	0.12	2.85	2.97	(0.13)	—	(0.13)	12.29	31.48	14,573	0.94		1.10		37
01/31/11	12.29	0.10	1.96	2.06	(0.11)	—	(0.11)	14.24	16.84	14,689	0.94		0.73		23

MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/07	12.73	0.10	1.35	1.45	(0.06)	—	(0.06)	14.12	11.45	57,649	1.03		0.73		27
01/31/08	14.12	0.08	0.29	0.37	(0.14)	—	(0.14)	14.35	2.56 (3)	53,153	1.03		0.55		23
01/31/09	14.35	0.13	(4.94)	(4.81)	(0.10)	—	(0.10)	9.44	(33.62)	68,881	1.04		1.05		33
01/31/10	9.44	0.11	2.84	2.95	(0.12)	—	(0.12)	12.27	31.30	118,375	1.04		0.95		37
01/31/11	12.27	0.08	1.97	2.05	(0.10)	—	(0.10)	14.22	16.77	193,423	1.04		0.62		23

Fundamental Growth Portfolio — Class 1
01/31/07	15.63	(0.01)	1.12	1.11	(0.00)	—	(0.00)	16.74	7.13	160,693	0.84	(2)	(0.09	)(2)	73
01/31/08	16.74	(0.01)	0.02	0.01	—	—	—	16.75	0.06	120,755	0.92	(2)	(0.04	)(2)	197
01/31/09	16.75	(0.01)	(6.77)	(6.78)	—	—	—	9.97	(40.48)	56,847	0.93		(0.12)		151
01/31/10	9.97	0.01	3.19	3.20	—	—	—	13.17	32.10	63,212	0.94	(2)	0.01	(2)	151
01/31/11	13.17	(0.03)	3.55	3.52	—	—	—	16.69	26.73	67,429	0.90	(2)	(0.23	)(2)	121

Fundamental Growth Portfolio — Class 2
01/31/07	15.61	(0.04)	1.12	1.08	—	—	—	16.69	6.92	7,678	0.99	(2)	(0.24	)(2)	73
01/31/08	16.69	(0.03)	0.02	(0.01)	—	—	—	16.68	(0.06)	6,295	1.07	(2)	(0.19	)(2)	197
01/31/09	16.68	(0.03)	(6.73)	(6.76)	—	—	—	9.92	(40.53)	3,041	1.08		(0.27)		151
01/31/10	9.92	(0.01)	3.17	3.16	—	—	—	13.08	31.85	3,383	1.09	(2)	(0.13	)(2)	151
01/31/11	13.08	(0.05)	3.53	3.48	—	—	—	16.56	26.61	3,517	1.05	(2)	(0.38	)(2)	121

Fundamental Growth Portfolio — Class 3
01/31/07	15.57	(0.05)	1.12	1.07	—	—	—	16.64	6.87	5,531	1.09	(2)	(0.34	)(2)	73
01/31/08	16.64	(0.05)	0.03	(0.02)	—	—	—	16.62	(0.12)	61,480	1.20	(2)	(0.32	)(2)	197
01/31/09	16.62	(0.04)	(6.71)	(6.75)	—	—	—	9.87	(40.61)	68,490	1.18		(0.32)		151
01/31/10	9.87	(0.02)	3.16	3.14	—	—	—	13.01	31.81	79,364	1.19	(2)	(0.24	)(2)	151
01/31/11	13.01	(0.07)	3.50	3.43	—	—	—	16.44	26.36	90,325	1.15	(2)	(0.48	)(2)	121

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11

MFS Massachusetts Investors Trust Class 1	0.01%	0.01%	0.01%	0.01%	0.00%
MFS Massachusetts Investors Trust Class 2	0.01	0.00	0.01	0.01	0.00
MFS Massachusetts Investors Trust Class 3	0.01	0.01	0.01	0.01	0.00
Fundamental Growth Class 1	0.02	0.03	0.04	0.05	0.03
Fundamental Growth Class 2	0.02	0.03	0.04	0.05	0.03
Fundamental Growth Class 3	0.02	0.03	0.04	0.05	0.03

(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/07(1)	1/08(1)	1/09	1/10(1)	1/11(1)	1/07(1)	1/08(1)	1/09	1/10(1)	1/11(1)

Fundamental Growth Portfolio Class 1	0.94%	0.94%	—	0.96%	0.95%	(0.19)%	(0.07)%	—	(0.01)%	(0.28)%
Fundamental Growth Portfolio Class 2	1.09	1.09	—	1.11	1.10	(0.34)	(0.22)	—	(0.15)	(0.43)
Fundamental Growth Portfolio Class 3	1.19	1.21	—	1.21	1.20	(0.44)	(0.33)	—	(0.26)	(0.53)

(3)	The Portfolio’s total return was increased by less than 0.01% from a payment by an affiliate.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses	income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets(1)(2)	net assets(1)(2)	turnover

Blue Chip Growth Portfolio — Class 1
01/31/07	$6.66	$0.02	$0.47	$0.49	$(0.02)	$—	$(0.02)	$7.13	7.32%		$23,051	0.85%	0.34%	154%
01/31/08	7.13	0.03	0.11	0.14	(0.03)	—	(0.03)	7.24	1.86		20,216	0.85	0.34	71
01/31/09	7.24	0.02	(2.60)	(2.58)	(0.03)	—	(0.03)	4.63	(35.70	)(3)	9,323	0.85	0.26	51
01/31/10	4.63	0.02	1.58	1.60	(0.02)	—	(0.02)	6.21	34.54		11,435	0.85	0.38	45
01/31/11	6.21	0.01	1.22	1.23	(0.02)	—	(0.02)	7.42	19.82		10,313	0.85	0.24	101

Blue Chip Growth Portfolio — Class 2
01/31/07	6.66	0.01	0.46	0.47	(0.01)	—	(0.01)	7.12	7.02		11,336	1.00	0.18	154
01/31/08	7.12	0.02	0.12	0.14	(0.02)	—	(0.02)	7.24	1.88		8,812	1.00	0.21	71
01/31/09	7.24	0.01	(2.60)	(2.59)	(0.02)	—	(0.02)	4.63	(35.83	)(3)	4,449	1.00	0.11	51
01/31/10	4.63	0.01	1.58	1.59	(0.01)	—	(0.01)	6.21	34.33		4,900	1.00	0.23	45
01/31/11	6.21	0.01	1.20	1.21	(0.01)	—	(0.01)	7.41	19.51		4,984	1.00	0.08	101

Blue Chip Growth Portfolio — Class 3
01/31/07	6.65	—	0.46	0.46	(0.00)	—	(0.00)	7.11	6.93		13,177	1.10	0.07	154
01/31/08	7.11	0.00	0.13	0.13	(0.01)	—	(0.01)	7.23	1.80		16,270	1.10	0.05	71
01/31/09	7.23	0.00	(2.60)	(2.60)	(0.01)	—	(0.01)	4.62	(35.96	)(3)	10,761	1.10	0.01	51
01/31/10	4.62	0.01	1.57	1.58	(0.00)	—	(0.00)	6.20	34.27		19,854	1.10	0.09	45
01/31/11	6.20	0.00	1.20	1.20	(0.00)	—	(0.00)	7.40	19.44		48,823	1.10	(0.02)	101

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/07(2)	1/08(2)	1/09(2)	1/10(2)	1/11(2)	1/07(2)	1/08(2)	1/09(2)	1/10(2)	1/11(2)

Blue Chip Growth Class 1	$0.85%	$0.91%	$0.93%	$0.97%	$0.94%	$0.34%	$0.28%	$0.17%	0.26%	$0.16%
Blue Chip Growth Class 2	1.00	1.06	1.09	1.12	1.09	0.18	0.15	0.02	0.11	(0.00)
Blue Chip Growth Class 3	1.10	1.17	1.19	1.22	1.18	0.07	(0.02)	(0.08)	(0.03)	(0.10)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11

Blue Chip Growth Class 1	0.02%	0.01%	0.01%	0.00%	0.01%
Blue Chip Growth Class 2	0.02	0.01	0.01	0.00	0.01
Blue Chip Growth Class 3	0.02	0.01	0.01	0.00	0.01

(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	assets		net assets		turnover

Real Estate Portfolio — Class 1
01/31/07	$21.56	$0.34	$6.65	$6.99	$(0.32)	$(2.34)	$(2.66)	$25.89	34.17	%(3)	$195,996	0.82%		1.45%		37%
01/31/08	25.89	0.48	(5.30)	(4.82)	(0.34)	(3.56)	(3.90)	17.17	(20.98	)(3)	98,168	0.84		2.12		60
01/31/09	17.17	0.31	(7.85)	(7.54)	(0.53)	(2.20)	(2.73)	6.90	(49.83)		37,470	0.85	(2)	2.20	(2)	44
01/31/10	6.90	0.21	2.63	2.84	(0.19)	—	(0.19)	9.55	41.19	(4)	41,157	0.86	(2)	2.58	(2)	71
01/31/11	9.55	0.13	2.65	2.78	(0.21)	—	(0.21)	12.12	29.17		45,848	0.85		1.19		45

Real Estate Portfolio — Class 2
01/31/07	21.50	0.31	6.63	6.94	(0.29)	(2.34)	(2.63)	25.81	34.01	(3)	40,000	0.97		1.32		37
01/31/08	25.81	0.45	(5.30)	(4.85)	(0.30)	(3.56)	(3.86)	17.10	(21.13	)(3)	23,543	0.99		1.98		60
01/31/09	17.10	0.29	(7.82)	(7.53)	(0.49)	(2.20)	(2.69)	6.88	(49.87)		8,848	1.00	(2)	2.04	(2)	44
01/31/10	6.88	0.19	2.61	2.80	(0.16)	—	(0.16)	9.52	40.84	(4)	10,222	1.01	(2)	2.41	(2)	71
01/31/11	9.52	0.12	2.63	2.75	(0.19)	—	(0.19)	12.08	29.00		11,317	1.00		1.05		45

Real Estate Portfolio — Class 3
01/31/07	21.47	0.30	6.59	6.89	(0.27)	(2.34)	(2.61)	25.75	33.81	(3)	127,950	1.07		1.32		37
01/31/08	25.75	0.42	(5.27)	(4.85)	(0.28)	(3.56)	(3.84)	17.06	(21.17	)(3)	145,607	1.10		1.99		60
01/31/09	17.06	0.25	(7.78)	(7.53)	(0.47)	(2.20)	(2.67)	6.86	(49.94)		108,845	1.10	(2)	1.97	(2)	44
01/31/10	6.86	0.18	2.61	2.79	(0.15)	—	(0.15)	9.50	40.80	(4)	161,896	1.11	(2)	2.25	(2)	71
01/31/11	9.50	0.10	2.63	2.73	(0.19)	—	(0.19)	12.04	28.79		227,994	1.10		0.94		45

Small Company Value Portfolio — Class 1
01/31/07	17.10	0.00	2.05	2.05	(0.00)	(1.33)	(1.33)	17.82	12.61		9,998	1.60	(1)	0.02	(1)	7
01/31/08	17.82	0.11	(2.01)	(1.90)	—	(0.23)	(0.23)	15.69	(10.80)		6,633	1.19	(1)	0.60	(1)	3
01/31/09	15.69	0.12	(6.52)	(6.40)	(0.07)	(0.17)	(0.24)	9.05	(41.14)		3,058	1.12		0.86		11
01/31/10	9.05	0.11	4.01	4.12	(0.10)	—	(0.10)	13.07	45.46		3,800	1.11		0.91		6
01/31/11	13.07	0.08	4.17	4.25	(0.09)	—	(0.09)	17.23	32.62		5,146	1.10		0.57		12

Small Company Value Portfolio — Class 3
01/31/07	17.10	(0.03)	2.02	1.99	—	(1.33)	(1.33)	17.76	12.24		28,910	1.85	(1)	(0.19	)(1)	7
01/31/08	17.76	0.05	(1.97)	(1.92)	—	(0.23)	(0.23)	15.61	(10.95)		83,478	1.45	(1)	0.33	(1)	3
01/31/09	15.61	0.08	(6.49)	(6.41)	(0.03)	(0.17)	(0.20)	9.00	(41.36)		78,203	1.37		0.62		11
01/31/10	9.00	0.07	4.01	4.08	(0.07)	—	(0.07)	13.01	45.26		120,340	1.36		0.64		6
01/31/11	13.01	0.05	4.14	4.19	(0.07)	—	(0.07)	17.13	32.24		181,969	1.35		0.33		12

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

			Net Investment
	Expenses		Income (Loss)
	1/07	1/08	1/07	1/08

Small Company Value Class 1	1.46%	1.18%	0.17%	0.62%
Small Company Value Class 3	1.53	1.44	0.13	0.33

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10

Real Estate Class 1	0.00%	0.01%
Real Estate Class 2	0.00	0.01
Real Estate Class 3	0.00	0.01

(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

(4)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends						Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses	income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(1)	net assets(1)	turnover

Mid-Cap Growth Portfolio — Class 1
01/31/07	$9.83	$0.02	$0.10	$0.12	$—	$—	$—	$9.95	1.22%	$116,485	0.82%	0.22%	143%
01/31/08	9.95	(0.04)	0.18	0.14	(0.03)	—	(0.03)	10.06	1.34	88,878	0.87	(0.37)	185
01/31/09	10.06	(0.04)	(3.99)	(4.03)	—	—	—	6.03	(40.06)	41,677	0.88	(0.40)	97
01/31/10	6.03	(0.02)	2.59	2.57	—	—	—	8.60	42.62	51,399	0.89	(0.24)	84
01/31/11	8.60	(0.01)	2.88	2.87	—	—	—	11.47	33.37	58,335	0.89	(0.13)	85

Mid-Cap Growth Portfolio — Class 2
01/31/07	9.76	0.01	0.09	0.10	—	—	—	9.86	1.02	44,719	0.98	0.07	143
01/31/08	9.86	(0.06)	0.18	0.12	(0.01)	—	(0.01)	9.97	1.23	37,532	1.02	(0.53)	185
01/31/09	9.97	(0.05)	(3.96)	(4.01)	—	—	—	5.96	(40.22)	18,058	1.03	(0.55)	97
01/31/10	5.96	(0.03)	2.57	2.54	—	—	—	8.50	42.62	20,883	1.04	(0.39)	84
01/31/11	8.50	(0.03)	2.85	2.82	—	—	—	11.32	33.18	23,411	1.04	(0.28)	85

Mid-Cap Growth Portfolio — Class 3
01/31/07	9.73	0.00	0.09	0.09	—	—	—	9.82	0.92	84,072	1.08	0.01	143
01/31/08	9.82	(0.07)	0.17	0.10	0.00	—	—	9.92	1.05	87,948	1.12	(0.64)	185
01/31/09	9.92	(0.06)	(3.93)	(3.99)	—	—	—	5.93	(40.22)	52,570	1.13	(0.65)	97
01/31/10	5.93	(0.04)	2.56	2.52	—	—	—	8.45	42.50	70,516	1.14	(0.49)	84
01/31/11	8.45	(0.04)	2.82	2.78	—	—	—	11.23	32.90	100,525	1.14	(0.38)	85

Aggressive Growth Portfolio — Class 1
01/31/07	11.61	0.07	1.31	1.38	(0.01)	—	(0.01)	12.98	11.92	150,208	0.81	0.56	298
01/31/08	12.98	0.04	(1.39)	(1.35)	(0.08)	—	(0.08)	11.55	(10.51)	102,998	0.80	0.31	143
01/31/09	11.55	0.01	(5.94)	(5.93)	(0.06)	—	(0.06)	5.56	(51.41)	40,566	0.88	(0.02)	943
01/31/10	5.56	(0.01)	2.33	2.32	(0.01)	—	(0.01)	7.87	41.72	47,230	0.95	(0.20)	238
01/31/11	7.87	0.00	2.19	2.19	—	—	—	10.06	27.83	52,220	0.91	(0.02)	55

Aggressive Growth Portfolio — Class 2
01/31/07	11.56	0.05	1.30	1.35	—	—	—	12.91	11.68	13,612	0.96	0.41	298
01/31/08	12.91	0.02	(1.38)	(1.36)	(0.06)	—	(0.06)	11.49	(10.60)	10,326	0.95	0.16	143
01/31/09	11.49	(0.00)	(5.91)	(5.91)	(0.04)	—	(0.04)	5.54	(51.48)	3,626	1.03	(0.17)	943
01/31/10	5.54	(0.02)	2.32	2.30	—	—	—	7.84	41.52	4,223	1.10	(0.35)	238
01/31/11	7.84	(0.01)	2.18	2.17	—	—	—	10.01	27.68	4,402	1.05	(0.18)	55

Aggressive Growth Portfolio — Class 3
01/31/07	11.52	0.04	1.29	1.33	—	—	—	12.85	11.55	17,907	1.06	0.35	298
01/31/08	12.85	0.00	(1.37)	(1.37)	(0.05)	—	(0.05)	11.43	(10.72)	18,666	1.05	0.03	143
01/31/09	11.43	(0.01)	(5.88)	(5.89)	(0.03)	—	(0.03)	5.51	(51.58)	8,990	1.13	(0.26)	943
01/31/10	5.51	(0.03)	2.32	2.29	—	—	—	7.80	41.56	12,555	1.21	(0.47)	238
01/31/11	7.80	(0.02)	2.16	2.14	—	—	—	9.94	27.44	17,810	1.15	(0.27)	55

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11
Mid-Cap Growth Class 1	0.02%	0.01%	0.01%	0.01%	0.00%
Mid-Cap Growth Class 2	0.02	0.01	0.01	0.01	0.00
Mid-Cap Growth Class 3	0.02	0.01	0.01	0.01	0.00
Aggressive Growth Class 1	0.03	0.05	0.14	0.02	0.04
Aggressive Growth Class 2	0.03	0.05	0.14	0.02	0.04
Aggressive Growth Class 3	0.03	0.05	0.14	0.02	0.04

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Growth Opportunities Portfolio — Class 1
01/31/07	$6.04	$(0.03)	$0.34	$0.31	$—	$—	$—	$6.35	5.13%	$23,116	1.00	%(1)	(0.56	)%(1)	310%
01/31/08	6.35	(0.04)	0.48	0.44	—	—	—	6.79	6.93	21,098	0.93		(0.61)		209
01/31/09	6.79	(0.04)	(2.25)	(2.29)	—	—	—	4.50	(33.73)	11,160	0.93	(2)	(0.61	)(2)	234
01/31/10	4.50	(0.03)	1.04	1.01	—	—	—	5.51	22.44	12,543	0.90	(2)	(0.61	)(2)	261
01/31/11	5.51	(0.03)	1.79	1.76	—	—	—	7.27	31.94	15,778	0.87	(2)	(0.49	)(2)	132

Growth Opportunities Portfolio — Class 2
01/31/07	5.99	(0.04)	0.35	0.31	—	—	—	6.30	5.18	9,413	1.15	(1)	(0.71	)(1)	310
01/31/08	6.30	(0.05)	0.47	0.42	—	—	—	6.72	6.67	8,425	1.08		(0.75)		209
01/31/09	6.72	(0.05)	(2.22)	(2.27)	—	—	—	4.45	(33.78)	4,122	1.08	(2)	(0.76	)(2)	234
01/31/10	4.45	(0.04)	1.02	0.98	—	—	—	5.43	22.02	4,564	1.05	(2)	(0.76	)(2)	261
01/31/11	5.43	(0.04)	1.78	1.74	—	—	—	7.17	32.04	5,231	1.02	(2)	(0.64	)(2)	132

Growth Opportunities Portfolio — Class 3
01/31/07	5.97	(0.05)	0.35	0.30	—	—	—	6.27	5.03	33,224	1.25	(1)	(0.81	)(1)	310
01/31/08	6.27	(0.06)	0.47	0.41	—	—	—	6.68	6.54	45,589	1.18		(0.86)		209
01/31/09	6.68	(0.05)	(2.21)	(2.26)	—	—	—	4.42	(33.83)	50,875	1.18	(2)	(0.86	)(2)	234
01/31/10	4.42	(0.04)	1.02	0.98	—	—	—	5.40	22.17	81,973	1.16	(2)	(0.85	)(2)	261
01/31/11	5.40	(0.04)	1.75	1.71	—	—	—	7.11	31.67	140,610	1.12	(2)	(0.74	)(2)	132

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

		Net Investment
	Expenses	Income (Loss)
	1/07	1/07

Growth Opportunities Class 1	0.94%	(0.50)%
Growth Opportunities Class 2	1.10	(0.65)
Growth Opportunities Class 3	1.21	(0.76)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11

Growth Opportunities Class 1	0.01%	0.05%	0.05%
Growth Opportunities Class 2	0.01	0.05	0.05
Growth Opportunities Class 3	0.02	0.05	0.05

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends						Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses	income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets(1)	net assets(1)	turnover

Marsico Focused Growth Portfolio — Class 1
01/31/07	$12.67	$0.02	$1.17	$1.19	$—	$(0.77)	$(0.77)	$13.09	10.05%	$69,495	0.93%	0.17%	59%
01/31/08	13.09	0.05	(0.14)	(0.09)	(0.03)	(0.68)	(0.71)	12.29	(1.39)	48,915	0.95	0.35	77
01/31/09	12.29	0.06	(4.54)	(4.48)	(0.06)	(2.23)	(2.29)	5.52	(40.51)	21,126	0.97	0.55	77
01/31/10	5.52	0.03	2.01	2.04	(0.06)	—	(0.06)	7.50	36.91	20,902	0.98	0.49	85
01/31/11	7.50	0.03	1.77	1.80	(0.03)	—	(0.03)	9.27	24.10	20,794	0.98	0.36	87

Marsico Focused Growth Portfolio — Class 2
01/31/07	12.60	0.00	1.16	1.16	—	(0.77)	(0.77)	12.99	9.86	45,340	1.08	0.02	59
01/31/08	12.99	0.03	(0.15)	(0.12)	(0.01)	(0.68)	(0.69)	12.18	(1.61)	37,327	1.10	0.20	77
01/31/09	12.18	0.04	(4.49)	(4.45)	(0.04)	(2.23)	(2.27)	5.46	(40.61)	17,700	1.12	0.40	77
01/31/10	5.46	0.02	1.99	2.01	(0.04)	—	(0.04)	7.43	36.87	19,015	1.13	0.34	85
01/31/11	7.43	0.02	1.75	1.77	(0.02)	—	(0.02)	9.18	23.91	18,948	1.13	0.22	87

Marsico Focused Growth Portfolio — Class 3
01/31/07	12.56	(0.01)	1.15	1.14	—	(0.77)	(0.77)	12.93	9.73	43,463	1.18	(0.06)	59
01/31/08	12.93	0.02	(0.15)	(0.13)	—	(0.68)	(0.68)	12.12	(1.67)	48,731	1.20	0.12	77
01/31/09	12.12	0.03	(4.46)	(4.43)	(0.03)	(2.23)	(2.26)	5.43	(40.64)	27,156	1.22	0.31	77
01/31/10	5.43	0.01	1.98	1.99	(0.03)	—	(0.03)	7.39	36.71	40,655	1.23	0.22	85
01/31/11	7.39	0.01	1.74	1.75	(0.02)	—	(0.02)	9.12	23.67	65,122	1.23	0.12	87

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11

Marsico Focused Growth Class 1	0.02%	0.00%	0.00%	0.00%	0.00%
Marsico Focused Growth Class 2	0.02	0.00	0.00	0.00	0.00
Marsico Focused Growth Class 3	0.02	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Technology Portfolio Class 1
01/31/07	$2.80	$(0.02)	$(0.09)	$(0.11)	$—	$—	$—	$2.69	(3.93)%	$18,434	1.19	%(2)	(0.64	)%(2)	172%
01/31/08	2.69	0.00	0.03	0.03	—	—	—	2.72	1.12	19,611	1.22	(1)(2)	0.09	(1)(2)	312
01/31/09	2.72	(0.01)	(1.16)	(1.17)	—	—	—	1.55	(43.01)	7,498	1.22	(1)(2)	(0.59	)(1)(2)	269
01/31/10	1.55	(0.01)	0.64	0.63	—	—	—	2.18	40.65	13,434	1.16	(1)	(0.65	)(1)	233
01/31/11	2.18	(0.02)	0.79	0.77	—	—	—	2.95	35.32	14,930	1.16	(1)(2)	(0.63	)(1)(2)	202

Technology Portfolio Class 2
01/31/07	2.78	(0.02)	(0.09)	(0.11)	—	—	—	2.67	(3.96)	7,894	1.34	(2)	(0.79	)(2)	172
01/31/08	2.67	(0.00)	0.02	0.02	—	—	—	2.69	0.75	7,052	1.37	(1)(2)	(0.09	)(1)(2)	312
01/31/09	2.69	(0.02)	(1.14)	(1.16)	—	—	—	1.53	(43.12)	2,774	1.36	(1)(2)	(0.73	)(1)(2)	269
01/31/10	1.53	(0.02)	0.64	0.62	—	—	—	2.15	40.52	4,045	1.31	(1)	(0.80	)(1)	233
01/31/11	2.15	(0.02)	0.78	0.76	—	—	—	2.91	35.35	4,643	1.31	(1)(2)	(0.78	)(1)(2)	202

Technology Portfolio Class 3
01/31/07	2.77	(0.02)	(0.09)	(0.11)	—	—	—	2.66	(3.97)	13,175	1.44	(2)	(0.91	)(2)	172
01/31/08	2.66	(0.00)	0.02	0.02	—	—	—	2.68	0.75	19,707	1.47	(1)(2)	(0.15	)(1)(2)	312
01/31/09	2.68	(0.02)	(1.14)	(1.16)	—	—	—	1.52	(43.28)	12,273	1.47	(1)(2)	(0.84	)(1)(2)	269
01/31/10	1.52	(0.02)	0.64	0.62	—	—	—	2.14	40.79	21,606	1.41	(1)	(0.90	)(1)	233
01/31/11	2.14	(0.02)	0.77	0.75	—	—	—	2.89	35.05	26,336	1.41	(1)(2)	(0.88	)(1)(2)	202

Small & Mid Cap Value Portfolio Class 2
01/31/07	17.49	0.13	1.60	1.73	(0.03)	(1.02)	(1.05)	18.17	10.26	48,662	1.15	(2)	0.64	(2)	41
01/31/08	18.17	0.06	(0.62)	(0.56)	(0.10)	(0.82)	(0.92)	16.69	(3.61)	41,685	1.15	(2)	0.31	(2)	27
01/31/09	16.69	0.10	(6.59)	(6.49)	(0.05)	(1.19)	(1.24)	8.96	(40.55)	20,197	1.15	(2)	0.63	(2)	46
01/31/10	8.96	0.04	4.97	5.01	(0.08)	(0.44)	(0.52)	13.45	55.95	25,285	1.16	(2)	0.34	(2)	62
01/31/11	13.45	0.04	4.11	4.15	(0.04)	—	(0.04)	17.56	30.86	27,759	1.14	(2)	0.22	(2)	59

Small & Mid Cap Value Portfolio Class 3
01/31/07	17.47	0.10	1.60	1.70	(0.01)	(1.02)	(1.03)	18.14	10.12	291,463	1.25	(2)	0.58	(2)	41
01/31/08	18.14	0.04	(0.63)	(0.59)	(0.08)	(0.82)	(0.90)	16.65	(3.76)	343,154	1.25	(2)	0.21	(2)	27
01/31/09	16.65	0.09	(6.57)	(6.48)	(0.03)	(1.19)	(1.22)	8.95	(40.55)	249,651	1.25	(2)	0.55	(2)	46
01/31/10	8.95	0.03	4.95	4.98	(0.07)	(0.44)	(0.51)	13.42	55.64	366,031	1.26	(2)	0.23	(2)	62
01/31/11	13.42	0.02	4.11	4.13	(0.03)	—	(0.03)	17.52	30.80	500,220	1.24	(2)	0.13	(2)	59

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

					Net Investment
	Expenses				Income (Loss)
	1/08(2)	1/09(2)	1/10	1/11(2)	1/08(2)	1/09(2)	1/10	1/11(2)

Technology Class 1	1.25%	1.32%	1.26%	1.26%	0.07%	(0.69)%	(0.75)%	(0.73)%
Technology Class 2	1.40	1.46	1.41	1.41	(0.12)	(0.83)	(0.90)	(0.88)
Technology Class 3	1.51	1.57	1.51	1.51	(0.18)	(0.94)	(1.00)	(0.98)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11

Technology Class 1	0.03%	0.01%	0.09%	—%	0.02%
Technology Class 2	0.03	0.01	0.09	—	0.02
Technology Class 3	0.02	0.01	0.09	—	0.02
Small & Mid-Cap Value Class 2	0.02	0.01	0.02	0.02	0.02
Small & Mid-Cap Value Class 3	0.02	0.01	0.02	0.02	0.02

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

International Growth and Income Portfolio — Class 1
01/31/07	$14.33	$0.33	$2.73	$3.06	$(0.21)	$(0.20)	$(0.41)	$16.98	21.57%	$316,711	1.03	%(1)	2.16	%(1)	97%
01/31/08	16.98	0.34	(0.76)	(0.42)	(0.30)	(2.13)	(2.43)	14.13	(4.80)	255,827	1.04	(1)	1.97	(1)	86
01/31/09	14.13	0.34	(6.63)	(6.29)	(0.38)	(1.34)	(1.72)	6.12	(47.06)	94,649	1.03	(1)(3)	2.92	(1)(3)	103
01/31/10	6.12	0.16	2.10	2.26	—	—	—	8.38	36.93	103,000	1.00	(1)(3)	2.15	(1)(3)	133
01/31/11	8.38	0.16	1.18	1.34	(0.36)	—	(0.36)	9.36	16.27	99,914	0.99	(1)(3)	1.82	(1)(3)	63

International Growth and Income Portfolio — Class 2
01/31/07	14.35	0.31	2.74	3.05	(0.19)	(0.20)	(0.39)	17.01	21.47	44,359	1.18	(1)	1.99	(1)	97
01/31/08	17.01	0.32	(0.78)	(0.46)	(0.27)	(2.13)	(2.40)	14.15	(4.98)	34,596	1.19	(1)	1.81	(1)	86
01/31/09	14.15	0.32	(6.64)	(6.32)	(0.35)	(1.34)	(1.69)	6.14	(47.15)	12,784	1.18	(1)(3)	2.77	(1)(3)	103
01/31/10	6.14	0.15	2.11	2.26	—	—	—	8.40	36.81	14,333	1.15	(1)(3)	2.00	(1)(3)	133
01/31/11	8.40	0.15	1.18	1.33	(0.35)	—	(0.35)	9.38	16.05	13,539	1.14	(1)(3)	1.67	(1)(3)	63

International Growth and Income Portfolio — Class 3
01/31/07	14.34	0.21	2.82	3.03	(0.18)	(0.20)	(0.38)	16.99	21.32	134,938	1.27	(1)	1.43	(1)	97
01/31/08	16.99	0.24	(0.71)	(0.47)	(0.26)	(2.13)	(2.39)	14.13	(5.05)	234,928	1.29	(1)	1.43	(1)	86
01/31/09	14.13	0.26	(6.59)	(6.33)	(0.33)	(1.34)	(1.67)	6.13	(47.24)	187,622	1.28	(1)(3)	2.45	(1)(3)	103
01/31/10	6.13	0.14	2.11	2.25	—	—	—	8.38	36.70	248,704	1.25	(1)(3)	1.88	(1)(3)	133
01/31/11	8.38	0.13	1.18	1.31	(0.34)	—	(0.34)	9.35	15.89	271,063	1.24	(1)(3)	1.52	(1)(3)	63

Global Equities Portfolio — Class 1
01/31/07	14.14	0.18	2.41	2.59	(0.14)	—	(0.14)	16.59	18.40 (2)	208,879	0.89		1.19		93
01/31/08	16.59	0.21	(0.21)	(0.00)	(0.22)	—	(0.22)	16.37	(0.18)	165,403	0.92		1.17		115
01/31/09	16.37	0.30	(7.31)	(7.01)	(0.34)	—	(0.34)	9.02	(43.23)	69,645	0.99		2.13		115
01/31/10	9.02	0.16	3.09	3.25	(0.32)	—	(0.32)	11.95	35.91	77,353	1.02		1.49		121
01/31/11	11.95	0.11	2.51	2.62	(0.22)	—	(0.22)	14.35	22.11	79,740	1.06		0.85		86

Global Equities Portfolio — Class 2
01/31/07	14.09	0.15	2.40	2.55	(0.12)	—	(0.12)	16.52	18.19 (2)	20,043	1.04		1.01		93
01/31/08	16.52	0.18	(0.20)	(0.02)	(0.20)	—	(0.20)	16.30	(0.30)	18,045	1.07		1.01		115
01/31/09	16.30	0.28	(7.28)	(7.00)	(0.31)	—	(0.31)	8.99	(43.30)	6,779	1.14		1.98		115
01/31/10	8.99	0.14	3.08	3.22	(0.30)	—	(0.30)	11.91	35.69	7,965	1.17		1.31		121
01/31/11	11.91	0.09	2.50	2.59	(0.21)	—	(0.21)	14.29	21.84	8,421	1.21		0.69		86

Global Equities Portfolio — Class 3
01/31/07	14.06	0.12	2.41	2.53	(0.11)	—	(0.11)	16.48	18.06 (2)	30,854	1.14		0.83		93
01/31/08	16.48	0.15	(0.20)	(0.05)	(0.18)	—	(0.18)	16.25	(0.44)	35,199	1.17		0.86		115
01/31/09	16.25	0.26	(7.25)	(6.99)	(0.29)	—	(0.29)	8.97	(43.34)	17,993	1.24		1.86		115
01/31/10	8.97	0.13	3.07	3.20	(0.28)	—	(0.28)	11.89	35.62	23,007	1.27		1.19		121
01/31/11	11.89	0.07	2.50	2.57	(0.20)	—	(0.20)	14.26	21.72	31,112	1.31		0.56		86

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11

International Growth and Income Class 1	0.01%	0.00%	0.01%	0.01%	0.01%
International Growth and Income Class 2	0.01	0.00	0.01	0.01	0.01
International Growth and Income Class 3	0.01	0.00	0.01	0.01	0.01

(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements of losses for investments sold as a result of a violation of an investment restriction.

(3)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

				Net Investment
	Expenses			Income (Loss)
	1/09(1)	1/10(1)	1/11(1)	1/09(1)	1/10(1)	1/11(1)

International Growth and Income Class 1	1.04%	1.05%	1.04%	2.91%	2.10%	1.77%
International Growth and Income Class 2	1.19	1.20	1.19	2.76	1.95	1.62
International Growth and Income Class 3	1.28	1.30	1.29	2.44	1.83	1.47

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	assets		net assets		turnover

International Diversified Equities Portfolio Class 1
01/31/07	$9.37	$0.19	$1.41	$1.60	$(0.04)	$—	$(0.04)	$10.93	17.15%	$188,241	0.94%		1.87%		13%
01/31/08	10.93	0.19	0.27	0.46	(0.25)	—	(0.25)	11.14	3.95	159,031	0.99		1.61		27
01/31/09	11.14	0.21	(4.69)	(4.48)	(0.35)	(0.25)	(0.60)	6.06	(41.13)	72,132	0.99		2.16		43
01/31/10	6.06	0.13	2.18	2.31	(0.11)	—	(0.11)	8.26	37.99	80,191	0.97		1.67		34
01/31/11	8.26	0.12	1.20	1.32	(0.36)	—	(0.36)	9.22	16.14	78,704	0.98		1.39		26

International Diversified Equities Portfolio Class 2
01/31/07	9.32	0.17	1.41	1.58	(0.03)	—	(0.03)	10.87	16.99	61,429	1.09		1.69		13
01/31/08	10.87	0.17	0.27	0.44	(0.24)	—	(0.24)	11.07	3.76	53,793	1.14		1.44		27
01/31/09	11.07	0.19	(4.65)	(4.46)	(0.33)	(0.25)	(0.58)	6.03	(41.16)	26,252	1.14		1.99		43
01/31/10	6.03	0.11	2.16	2.27	(0.09)	—	(0.09)	8.21	37.61	30,171	1.12		1.52		34
01/31/11	8.21	0.10	1.21	1.31	(0.35)	—	(0.35)	9.17	16.06	29,766	1.13		1.23		26

International Diversified Equities Portfolio Class 3
01/31/07	9.31	0.14	1.43	1.57	(0.02)	—	(0.02)	10.86	16.92	271,514	1.19		1.49		13
01/31/08	10.86	0.15	0.27	0.42	(0.23)	—	(0.23)	11.05	3.59	316,329	1.24		1.25		27
01/31/09	11.05	0.17	(4.63)	(4.46)	(0.32)	(0.25)	(0.57)	6.02	(41.23)	184,083	1.24		1.84		43
01/31/10	6.02	0.11	2.15	2.26	(0.08)	—	(0.08)	8.20	37.53	217,249	1.22		1.45		34
01/31/11	8.20	0.09	1.21	1.30	(0.34)	—	(0.34)	9.16	15.98	228,585	1.23		1.11		26

Emerging Markets Portfolio Class 1
01/31/07	17.71	0.20	2.44	2.64	(0.18)	(3.05)	(3.23)	17.12	17.92	173,451	1.40	(1)	1.20	(1)	184
01/31/08	17.12	0.15	4.23	4.38	(0.41)	(2.75)	(3.16)	18.34	23.01	177,869	1.39	(1)	0.77	(1)	180
01/31/09	18.34	0.16	(8.80)	(8.64)	(0.27)	(5.19)	(5.46)	4.24	(54.12)	60,354	1.40	(1)	1.27	(1)	152
01/31/10	4.24	0.07	3.19	3.26	—	—	—	7.50	76.89	99,502	1.30	(1)	1.07	(1)	224
01/31/11	7.50	0.06	1.85	1.91	(0.12)	—	(0.12)	9.29	25.52	108,603	1.32	(1)	0.61	(1)	173

Emerging Markets Portfolio Class 2
01/31/07	17.67	0.18	2.42	2.60	(0.16)	(3.05)	(3.21)	17.06	17.70	24,743	1.55	(1)	1.05	(1)	184
01/31/08	17.06	0.12	4.21	4.33	(0.39)	(2.75)	(3.14)	18.25	22.77	25,517	1.53	(1)	0.61	(1)	180
01/31/09	18.25	0.14	(8.75)	(8.61)	(0.24)	(5.19)	(5.43)	4.21	(54.22)	7,797	1.55	(1)	1.13	(1)	152
01/31/10	4.21	0.07	3.16	3.23	—	—	—	7.44	76.72	12,025	1.45	(1)	0.96	(1)	224
01/31/11	7.44	0.04	1.84	1.88	(0.11)	—	(0.11)	9.21	25.29	12,494	1.47	(1)	0.47	(1)	173

Emerging Markets Portfolio Class 3
01/31/07	17.64	0.13	2.45	2.58	(0.15)	(3.05)	(3.20)	17.02	17.58	88,829	1.68	(1)	0.81	(1)	184
01/31/08	17.02	0.09	4.21	4.30	(0.37)	(2.75)	(3.12)	18.20	22.69	152,919	1.64	(1)	0.43	(1)	180
01/31/09	18.20	0.12	(8.71)	(8.59)	(0.22)	(5.19)	(5.41)	4.20	(54.20)	91,205	1.66	(1)	1.05	(1)	152
01/31/10	4.20	0.06	3.15	3.21	—	—	—	7.41	76.43	147,907	1.55	(1)	0.82	(1)	224
01/31/11	7.41	0.03	1.83	1.86	(0.10)	—	(0.10)	9.17	25.19	188,041	1.57	(1)	0.35	(1)	173

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11

Emerging Markets Class 1	0.06%	0.02%	0.05%	0.07%	0.06%
Emerging Markets Class 2	0.06	0.02	0.05	0.07	0.06
Emerging Markets Class 3	0.05	0.02	0.05	0.07	0.06

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	assets		net assets		turnover

Foreign Value Portfolio Class 2
01/31/07	$16.94	$0.37	$3.41	$3.78	$(0.19)	$(0.25)	$(0.44)	$20.28	22.56%	$78,103	1.07	%(1)	2.06	%(1)	13%
01/31/08	20.28	0.50	0.36	0.86	(0.40)	(0.64)	(1.04)	20.10	3.73	67,354	1.10	(1)	2.29	(1)	16
01/31/09	20.10	0.49	(8.74)	(8.25)	(0.52)	(1.47)	(1.99)	9.86	(42.77)	32,263	1.10	(1)	2.99	(1)	8
01/31/10	9.86	0.26	3.59	3.85	(0.34)	(0.33)	(0.67)	13.04	38.76	37,971	1.08		2.12		25
01/31/11	13.04	0.25	1.40	1.65	(0.25)	—	(0.25)	14.44	12.73 (2)	35,790	1.08	(1)	1.91	(1)	10

Foreign Value Portfolio Class 3
01/31/07	16.93	0.34	3.42	3.76	(0.17)	(0.25)	(0.42)	20.27	22.48	453,154	1.17	(1)	1.87	(1)	13
01/31/08	20.27	0.46	0.37	0.83	(0.38)	(0.64)	(1.02)	20.08	3.60	479,838	1.20	(1)	2.13	(1)	16
01/31/09	20.08	0.45	(8.70)	(8.25)	(0.50)	(1.47)	(1.97)	9.86	(42.80)	284,008	1.20	(1)	2.80	(1)	8
01/31/10	9.86	0.24	3.60	3.84	(0.33)	(0.33)	(0.66)	13.04	38.61	387,708	1.18		1.98		25
01/31/11	13.04	0.22	1.41	1.63	(0.24)	—	(0.24)	14.43	12.61 (2)	516,130	1.18	(1)	1.68	(1)	10

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	01/10	1/11

Foreign Value Class 2	0.00%	0.00%	0.00%	—	0.00%
Foreign Value Class 3	0.00	0.00	0.00	—	0.00

(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note 4).

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio, Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio, MFS Total Return Portfolio, Telecom Utility Portfolio, Equity Index Portfolio, Growth-Income Portfolio, Equity Opportunities Portfolio, Davis Venture Value Portfolio, “Dogs” of Wall Street Portfolio, Alliance Growth Portfolio, Capital Growth Portfolio, MFS Massachusetts Investors Trust Portfolio, Fundamental Growth Portfolio, Blue Chip Growth Portfolio, Real Estate Portfolio, Small Company Value Portfolio, Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Growth Opportunities Portfolio, Marsico Focused Growth Portfolio, Technology Portfolio, Small & Mid Cap Value Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio, Emerging Markets Portfolio, and Foreign Value Portfolio (thirty-one of the portfolios constituting SunAmerica Series Trust, hereafter referred to as the “Trust”) at January 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2011 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas
March 30, 2011

SUNAMERICA SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS
January 31, 2011 (unaudited)

At a meeting held on September 21, 2010, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. (“SunAmerica”) and the Trust (the “Advisory Agreement”) and the continuation of the subadvisory agreements between SunAmerica and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“AllianceBernstein”), BofA Advisors, LLC (formerly, Columbia Management Advisers, LLC) (“BofA Advisors”), Davis Selected Advisers, L.P. d/b/a Davis Advisors (“Davis”), Federated Investment Management Company (“Federated”), Franklin Advisory Services, LLC (“Franklin Advisory”), Goldman Sachs Asset Management International (“GSAM-International”), J.P. Morgan Investment Management Inc. (“JP Morgan”), Marsico Capital Management, LLC (“Marsico”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), OppenheimerFunds, Inc. (“Oppenheimer”), Pacific Investment Management Company, LLC (“PIMCO”), Putnam Investment Management, LLC (“Putnam”), Templeton Investment Counsel, LLC (“Templeton”), and Wells Capital Management Incorporated (“Wells Capital”) (collectively referred to as the “Subadvisers” and each a “Subadviser”).

The Board terminated the Subadvisory Agreement between SunAmerica and AllianceBernstein with respect to the Growth-Income Portfolio and approved an amendment to the existing Subadvisory Agreement between SunAmerica and JP Morgan that provided that JP Morgan would assume subadvisory responsibilities of the Growth-Income Portfolio on or about November 15, 2010. The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included:

1.	The nature, extent and quality of the investment advisory and administrative services provided by the SunAmerica and the Subadvisers, including information regarding their respective compliance and regulatory histories, as well as, including information on their risk management processes;

2.	The size and structure of the investment advisory fee and any other material payments to the SunAmerica and the Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by SunAmerica (and its affiliates) and the Subadvisers in connection with their management of the Portfolios;

3.	The investment performance of the Portfolios compared to performance of comparable funds (“Performance Group/Universe”) as selected by an independent third-party provider of investment company data, Lipper, Inc. (“Lipper”) and against benchmarks and/or indices;

4.	The costs of services and the benefits potentially derived by SunAmerica and the Subadvisers;

5.	The terms of the Advisory Contracts;

6.	The extent to which SunAmerica and the Subadvisers realize economies of scale and shares them with the Portfolios; and

7.	The organizational capability and financial condition of SunAmerica and the Subadvisers and their affiliates.

In addition, the Board considered (a) the relationship between the Trust and SunAmerica; and (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered expenses and performance of SunAmerica and the Subadvisers with respect to accounts managed by each that have comparable investment objectives and strategies to each of the Trust’s Portfolios that they manage.

Nature, Extent and Quality of Services.
The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control.

The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SunAmerica that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SunAmerica’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered the Subadvisers’ personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board considered management’s discussion and JPMorgan’s discussion of the investment management services that JPMorgan would provide to the Growth-Income Portfolio as well as the investment management services that SunAmerica would provide to the Equity Index Portfolio.

The Board was informed that in management’s judgment, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.

The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica’s code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectus. Additionally, the Board considered SunAmerica’s compliance and regulatory history.

The Board reviewed SunAmerica’s and each Subadviser’s compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. The Board considered SunAmerica’s and the Subadvisors’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Sub-advisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.
The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper as well as information provided by management. The Board also considered advisory fees received by the Subadvisers with respect other mutual funds and accounts with similar investment strategies to the Portfolios for which they serve as Subadviser.

The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or

Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution.

The Trustees noted that expense information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30 from Lipper and additional performance information as of June 30, 2010 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance and each Subadviser’s performance within a Portfolio, and management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

Aggressive Growth Portfolio (subadvised by Wells Capital).  The Board considered that the Portfolio’s actual total expenses were below the median of its Expense Group/Universe and that its advisory fees were below the median of its Expense Group/Universe. The Board also noted that the Portfolios’ subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Mid-Cap Growth Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that a new subadviser, Wells Capital, was hired effective July 20, 2009. The Board took into account management’s discussion of the Subadviser’s performance, the recent change of subadviser, and management’s monitoring efforts and concluded that the Portfolio’s performance was being addressed.

Alliance Growth Portfolio (subadvised by Alliance).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large-Cap Growth Index and was below the medians of its Performance Group/Universe for the one-year period and was in line with the Index and the Performance Group/Universe for the three- and five-year periods. The Board took into account management’s discussion of the Subadviser’s performance and management’s monitoring efforts and concluded that the Portfolio’s performance was being addressed.

Balanced Portfolio (subadvised by JP Morgan).  The Board considered that the Portfolio’s actual advisory fees were in line with the median of its Expense Group and above the median of its Expense Universe and that its total expenses were in line with the median of its Expense Group but below the median of its Expense Universe. The Portfolio’s subadvisory fees were above the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Mixed Asset Target Allocation-Growth Index and the median of its Performance Universe for the one- and three-year period and was in line with the Index and median for the five-year period. The Board also considered that the Portfolio’s performance was in line with the median of its Performance Group for the one- and five-year periods and was above the median for the three-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

Blue Chip Growth Portfolio (advised by SunAmerica).  The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group and below the median of its Expense Universe and that the Portfolio’s total expenses were below the median of its Expense Group/Universe. Management reported that the voluntary expense limitations of 0.85%, 1.00% and 1.10% for Class 1, Class 2 and Class 3 shares, respectively, would continue for another one-year period.

The Board considered that the Portfolio underperformed the Lipper VUF Large-Cap Growth Index for the one-, three- and five-year periods. It also noted that the Portfolio’s performance was below the median of its Performance Group for the one-year period, above the median for the three-year period and in line with the median for the five-year period. The Board also considered that the Portfolio’s performance was below the median of its Performance Universe for the one- and five-year periods and in line with the median for the three-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

Capital Growth Portfolio (subadvised by OppenheimerFunds).  The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. It was noted that SunAmerica has agreed to waive 5 basis points of advisory fees. The Board noted that OppenheimerFunds has managed the Portfolio since May 1, 2007 and that the subadviser replaced the portfolio management team in 2010 to address performance.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Growth Index and was below the median of its Performance Universe for the one-, three- and five-year periods. The Board also considered that the Portfolio’s performance was below the median of its Performance Universe for the one-and three-year periods and above the median for the five-year period. The Board took into account management’s discussion of the Portfolio’s performance, the fee waivers implemented in 2009 and concluded that management was addressing the Portfolio’s performance.

Cash Management Portfolio (subadvised by BofA Advisors).  The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Money Market Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s recent performance and concluded that the Portfolio’s performance was being addressed.

Corporate Bond Portfolio (subadvised by Federated).  The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe and that its total expenses were in line with the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that Portfolio’s subadvisory fees were in line with the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Corporate BBB Index and was above the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Davis Venture Value Portfolio (subadvised by Davis).  The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and its total expenses were above the median of its Expense Group but below the median of its Expense Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index for the one- and five-year periods and was in line with the Index for the three-year period and that the Portfolio’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

“Dogs” of Wall Street Portfolio (advised by SunAmerica).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Value Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. Management reviewed the comparability of the Performance Group/Universe noting that the Portfolio is passively-managed and Lipper has placed the Portfolio in an actively-managed large-cap value category because of the lack of peers with comparable investment objectives and strategies. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Emerging Markets Portfolio (subadvised by Putnam).  The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe and that the Portfolio’s total expenses were below the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Emerging Market Fund Index and was below the median of its Performance Group for the one-, three- and five-year and that the Portfolio’s performance was below the median of its Performance Universe for the one- and three-year period and in line with the median for the five-year period. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being addressed.

Equity Index Portfolio (subadvised by FAF Advisors).  The Board considered that the Portfolio’s actual advisory fees and total expenses were above the median of its Expense Groups/SunAmerica Universe. Management reported that SunAmerica continued to waive 0.05% of its advisory fee and that the Portfolio’s voluntary total expense limitation of 0.55% for Class 1 shares would continue for another one-year period. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisor Expense Universe. It was noted that management was allowing the subadvisory agreement with FAF Advisers to expire on October 2, 2010 and that, upon such expiration, SunAmerica would begin to manage the Portfolio’s assets on a day-to-day basis.

The Board considered that the Portfolio’s performance was in line with the Lipper VUF S&P 500 Index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered management’s discussion of the Portfolio’s relative performance and the slight spread between the best and worst performing funds in the Performance Group/Universe and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Equity Opportunities Portfolio (subadvised by OppenheimerFunds).  The Board considered that the Portfolio’s actual advisory fees were in line with the median of its Expense Group but above the median of its Expense Universe and that its total expenses were above the medians of its Expense Group/Universe. The Board noted that the Portfolio’s actual subadvisory fees were in line with the median of its Subadvisory Expense Group/Universe. It was noted that OppenheimerFunds began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio underperformed the Lipper VUF Mid-Cap Core Index and was below the medians of its Performance Group/Universe for the one- and five-year periods but was ahead of the Index and in-line with the Performance Universe median and below the Performance Group median for the three-year period. The Board took into account management’s discussion of the Portfolio’s performance, noted the subadviser change, and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Foreign Value Portfolio (subadvised by Templeton).  The Board considered that the Portfolio’s actual advisory fees were in line with the median of its Expense Group/Universe and that its total expenses were below the median of its Expense Group and in line with the median of its Expense Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF International Value Index for the one-year period and was in line with the Index for the three- and five-year periods. It was noted that the Portfolio’s performance was in line with the median of its Performance Group for the one-, three- and five-year periods and that it was in line with the median of its Performance Universe for the one-year period, above the median for the three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Fundamental Growth Portfolio (subadvised by Wells Capital).  The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that the Portfolio’s total expenses were above the median of its Expense Group but below the median of its Expense Group/Universe. It was noted that the Portfolio’s actual subadvisory expenses were above the median of its Subadvisory Expense Group/Universe. It was noted that Wells Capital began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Growth Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. Management discussed that SunAmerica and the subadviser have been voluntarily waiving 5 basis points of their advisory and subadvisory fees, respectively, and that the waivers would continue for an additional one-year period. Management also discussed their monitoring efforts. In light of all of these factors the Board concluded that the Portfolio’s performance was being appropriately addressed.

Global Bond Portfolio (subadvised by GSAM-International).  The Board considered that the Portfolio’s actual advisory fees were in line with the median of its Expense Group/Universe and that its total expenses were below the medians of its Expense Group/Universe. In addition, the Board considered that the Portfolio’s subadvisory fees were in line with the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Global Income Index and was below the median of its Performance Group/Universe for the one-year period but outperformed the Index and was above the median for the three- and five year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory.

Global Equities Portfolio (subadvised by JP Morgan).  The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that its total expenses were in line with the median of its Expense Group/Universe. The Board noted that the Portfolio’s actual subadvisory fees were in line with the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Global Core Index and was below the median of its Performance Universe for the one-, three- and five-year periods and that the Portfolio’s performance was below the median of its Performance Group for the one-year period but was in line with the median for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory.

Growth-Income Portfolio (subadvised by AllianceBernstein/JPMorgan).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board considered management’s proposal to terminate AllianceBernstein and engage JPMorgan and noted that the subadvisory fee rate payable to JPMorgan is the same as the subadvisory fee rate currently payable to AllianceBernstein.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Growth Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered the performance of the JPMorgan Equity Income strategy, which has similar investment objective and investment strategy of the Portfolio and is managed by the same portfolio managers that would manage the Portfolio, and noted that the strategy had outperformed the Portfolio, the Russell 1000 Value Index and the Lipper and Morningstar Large Cap Value Indices for the one-, three- and five-year periods. The Board considered management’s proposal to change subadvisers and concluded that the Portfolio’s performance was being appropriately addressed.

Growth Opportunities Portfolio (subadvised by Invesco Advisers, Inc. (“Invesco”)).  The Board considered that the Portfolio’s total expenses and actual advisory fees were below the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were in line with the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe. The Board considered that Invesco took over as the sub-adviser effective June 1, 2010 after a change of control but that the portfolio management team, investment process and the subadvisory fee payable to Invesco were unchanged after the change in control.

The Board considered that the Portfolio outperformed the Lipper VUF Small Cap Growth Index and was above the median of its Performance Universe for the three- and five-year periods and underperformed the Index and was below the median for the one-year period. It also considered that the Portfolio’s performance was below the median of its Performance Group for the one-year period, in line with the median for the three-year period and above the median for the five-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

High-Yield Bond Portfolio (subadvised by PineBridge Investments LLC).  The Board considered that the Portfolio’s actual advisory fees and total expenses were in line with the median of its Expense Group and below the median of its Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF High Yield Index and was above the median of its Performance Universe for the one-year period and underperformed the Index and was below the medians for the three- and five-year periods. The Board also considered that the Portfolio’s performance was in line with the median of its Performance Group for the one-year period and below the median for the three- and five-year periods. The Board considered that the Portfolio has been subjected to heightened monitoring by management, took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

International Diversified Equities Portfolio (subadvised by Morgan Stanley).  The Board considered that the Portfolio’s actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe and that its total expenses were below the median of its Expense Group/Universe. The Board also noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF International Core Index and was above the median of its Performance Universe for the three- and five-year periods but underperformed the Index and was below the median for the one-year period. It also considered that the Portfolio’s performance was in line with the median of its Performance Group for the one and five-year periods and was above the median for the three-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

International Growth and Income Portfolio (subadvised by Putnam).  The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisory Expense Universe. The Board noted that SunAmerica and Putnam each agreed to waive 5 basis points of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio underperformed the Lipper VUF International Value Index and was below the medians of its Performance Universe for the one-, three- and five-year periods and that the Portfolio’s performance was in line with the median of its Performance Group for the one-year period and below the median for the three- and five-year periods. The Board considered that the Portfolio has been subjected to heightened monitoring by management due to performance issues. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

Marsico Focused Growth Portfolio (subadvised by Marsico).  The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Growth Index for the one-year period and was in line with the Index for the three- and five-year periods. It also considered that the Portfolio’s performance was in line with the median of its Performance Group for the one-, three- and five-year periods and that it was above the median of its Performance Universe for the one- and three-year periods and in line with the median for the five-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

MFS Massachusetts Investors Trust Portfolio (subadvised by MFS).  The Board considered that the Portfolio’s actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe and that its total expenses were below the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Core Index and was below the median of its Performance Group/Universe for the one-year period but outperformed the Index and was above the median for the three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

MFS Total Return Portfolio (subadvised by MFS).  The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe and that the Portfolio’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board considered that the Portfolio’s subadvisory fees were above the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Mixed Asset Target Allocation-Moderate Index and was below the medians of its Performance Group for the one-year period and was in line with the Index and the median for the three- and five-year period. It also considered that the Portfolio’s performance was below the median of its Performance Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Mid-Cap Growth Portfolio (subadvised by JP Morgan).  The Board considered that the Portfolio’s actual advisory fees were in line with the median of its Expense Group and above the median of its Expense Universe and that its total expenses were below the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were in line with the median of its Subadvisor Expense Universe. It was noted that JP Morgan began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio underperformed the Lipper VUF Mid Cap Growth Index for the one-, three- and five-year periods. It also considered that the Portfolio’s performance was below the median of its Performance Group for the one- and five-year periods and in line with the median for the three-year period. Additionally, the Portfolio’s performance was below the median of its Performance Universe for the one- and five-year periods and was above the median for the three-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Real Estate Portfolio (subadvised by Davis).  The Board considered that the Portfolio’s actual advisory fees were in line with the median of its Expense Group/Universe and that its total expenses were below the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were in line the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Real Estate Index for the one-year period and underperformed the Index for the three- and five-year periods. It also considered that the Portfolio was below the median of its Performance Group/Universe for the one-, three- and five year periods. The Board considered that the Portfolio has been subjected to heightened monitoring by management due to performance issues. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

Small & Mid Cap Value Portfolio (subadvised by Alliance).  The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Groups/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Mid Cap Value Index and was above the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Small Company Value Portfolio (subadvised by Franklin).  The Board considered that the Portfolio’s actual advisory fees and total expenses were above the median of its Expense Groups/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were in line with the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio was in line with the Lipper VUF Small Cap Value Index for the one- and three-year periods and outperformed the Index for the five-year period. The Board also considered that the Portfolio was below the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts and concluded that the Portfolio’s performance was being addressed.

Technology Portfolio (subadvised by Columbia Management Investment Advisers, LLC (“CMIA”)).  The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the median of its Subadvisor Expense Universe. The Board also noted that SunAmerica is waiving 10 basis points of its advisory fee. It was noted that CMIA began managing the Portfolio on May 1, 2010 after the sale of the previous subadviser.

The Board considered that the Portfolio outperformed the Lipper VUF Science & Technology Index and was above the median of its Performance Group/Universe for the one-year period and trailed the Index and was below the median for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance, the small asset size of the Portfolio and concluded that the Portfolio’s performance was being addressed.

Telecom Utility Portfolio (subadvised by MFS).  The Board considered that the Portfolio’s actual advisory fees and total expenses were above the median of its Expense Group/Universe. It was noted the Portfolio’s subadvisory fees were above the median of its Subadvisory Expense Universe. It was noted that MFS began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio outperformed the Lipper VUF Utility Index and was above the median of its Performance Group for the one- and three-year periods and was in line with the Index and median for the five-year period. It also considered that the Portfolio’s performance was above the median of its Performance Universe for the one-year period and in line with the median for the three- and five-year periods. The Board considered the small asset size of the Portfolio. The Board concluded that the Portfolio’s performance was satisfactory.

Total Return Bond Portfolio (subadvised by PIMCO).  The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted the Portfolio’s subadvisory fees were above the median of its Subadvisory Expense Universe.

It was noted that PIMCO began managing the Portfolio on May 1, 2008, and that also as of this date the Portfolio’s principal investment objective and investment strategy changed from a foreign high-yield bond portfolio to an intermediate-term domestic bond portfolio. The Board considered that the Portfolio underperformed the Lipper VUF Intermediate Investment Grade Index and was below the median of its Performance Group/Universe for the one-year period but outperformed the Index and was above the median for the three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Cost of Services & Benefits Derived.
With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including support to help offset costs for training (including training of registered representatives of SunAmerica Capital Services, Inc. to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale.
The Board received information related to SunAmerica’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SunAmerica and SunAmerica Annuity and Life Assurance Company (“SAAL”) that provides that SunAmerica contribute to SAAL, its profits earned through its management role to the Trust. The Board also considered that SunAmerica has entered into agreements with First SunAmerica Life Insurance Company (“FSLIC”) wherein SunAmerica pays FSLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios which management proposed breakpoints, reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.
The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SunAmerica. The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.
In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

				Number of
				Portfolios
		Term of		in Fund
Name,		Office and		Complex
Address and	Position Held	Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth†	With Trust	Time Served(4)	During Past 5 Years	by Trustee(1)	Held by Trustee(3)

Disinterested Trustee
Garrett Bouton DOB: October 19, 1944	Trustee	2007-Present	Retired (2003-present); Managing Director and CEO, Barclays Global Investors (1996-2003)	56	None.

Carl D. Covitz DOB: March 31, 1939	Trustee	2001-Present	Owner and President, Landmark Capital, Inc. (since 1973)	56	None.

Jane Jelenko DOB: August 19, 1948	Trustee	2006-Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting).	56	Director, Countrywide Bank (2003-2008).

Gilbert T. Ray DOB: September 18, 1944	Trustee	2001-Present	Retired Partner, O’Melveny & Myers LLP (since 2000); and Attorney (1972-2000) thereof	56	Director, Advanced Auto Parts, Inc. (retail, auto and home stores) (since 2002); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (since 2004); Director Diamond Rock Hospitality (since 2005); Director, Towers Watson & Co. (since 2010).

Allan L. Sher DOB: October 19, 1931	Trustee	1997-Present	Retired Brokerage Executive (since 1992)	56	Director, Bowl America Inc. (1997-Present).
Bruce G. Willison DOB: October 16, 1948	Trustee and Chairman	2001-Present	Chairman and CEO, Grandpoint Capital Advisors (since 2009) (investment banking); Professor of management, Anderson School at UCLA (2006-Present); Dean, Anderson School at UCLA (1999-2005).	56	Director, (real estate agents and managers) (since 2003); Healthnet International, Inc. (business services) (since 2000). Director, Grandpoint Bank (since 2011).
Interested Trustee

Jana W. Greer(2) DOB: December 30, 1951	Trustee	2001-Present	President (since 1996) and Chief Executive Officer (since 2008) SunAmerica Retirement Markets, Inc.; Executive Vice President (since 2001) and Director (since 1999) SAFG Retirement Services, Inc., President (since 2002) and Director (since 1992) ; SunAmerica Annuity and Life Assurance Company; Executive Vice President (since 2006) and Director (since 1988), First SunAmerica Life Insurance Company; President (since 2006) and Director (since 1988), SunAmerica Life Insurance Company.	56	None.

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Number of
Portfolios
		Term of		in Fund
Name,		Office and		Complex
Address and	Position Held	Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth†	With Trust	Time Served(4)	During Past 5 Years	by Trustee(1)	Held by Trustee(3)

Officers
John T. Genoy SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: November 8, 1968	President	2007-Present	Chief Financial Officer, SAAMCo (2002 to present); Senior Vice President, SAAMCo (2003 to present); Chief Operating Officer, SAAMCo (2006 to present).	N/A	N/A

Donna M. Handel SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: June 25, 1966	Treasurer	2002-Present	Senior Vice President, SAAMCo (2004 to present).	N/A	N/A

Nori L. Gabert SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: August 15, 1953	Vice President and Secretary	2005-Present	Vice President and Deputy General Counsel, SAAMCo (2001 to present); Vice President and Secretary VALIC Company I and VALIC Company II (2000 to present)	N/A	N/A

Cynthia A. Gibbons Skrehot SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: December 6, 1967	Vice President and Chief Compliance Officer (“CCO”)	2002-Present	Vice President, SAAMCo (2002-Present)	N/A	N/A

Gregory N. Bressler SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: November 17, 1966	Vice President and Assistant Secretary	2005-Present	Senior Vice President and General Counsel, SAAMCo (2005 to Present)	N/A	N/A

Gregory R. Kingston SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: January 18, 1966	Vice President and Assistant Treasurer	2001-Present	Vice President, SAAMCo (2001 to Present)	N/A	N/A

Matthew J. Hackethal SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006-Present	Chief Compliance Officer, SAAMCo (2006 to Present)	N/A	N/A

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.

(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (14 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (35 portfolios),

VALIC Company I (33 portfolios), VALIC Company II (15 funds), SunAmerica Specialty Series (3 funds), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund).

(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of SunAmerica Retirement Markets, Inc.

(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.

(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2011. During the year ended January 31, 2011 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

					Qualifying %
					for the 70%
		Net	Net	Net	Dividends
	Total	Investment	Short-Term	Long-Term	Received
	Dividends	Income	Capital Gains *	Capital Gains	Deduction

Cash Management Portfolio Class 1	$—	$—	$—	$—	—%
Cash Management Portfolio Class 2	—	—	—	—	—
Cash Management Portfolio Class 3	—	—	—	—	—
Corporate Bond Portfolio Class 1	0.89	0.89	—	—	0.15
Corporate Bond Portfolio Class 2	0.87	0.87	—	—	0.15
Corporate Bond Portfolio Class 3	0.86	0.86	—	—	0.15
Global Bond Portfolio Class 1	0.77	0.53	0.14	0.10	—
Global Bond Portfolio Class 2	0.75	0.51	0.14	0.10	—
Global Bond Portfolio Class 3	0.75	0.51	0.14	0.10	—
High-Yield Bond Portfolio Class 1	0.57	0.57	—	—	0.42
High-Yield Bond Portfolio Class 2	0.56	0.56	—	—	0.42
High-Yield Bond Portfolio Class 3	0.56	0.56	—	—	0.42
Total Return Bond Portfolio Class 1	0.24	0.24	—	—	0.05
Total Return Bond Portfolio Class 2	0.23	0.23	—	—	0.05
Total Return Bond Portfolio Class 3	0.22	0.22	—	—	0.05
Balanced Portfolio Class 1	0.27	0.27	—	—	59.68
Balanced Portfolio Class 2	0.25	0.25	—	—	59.68
Balanced Portfolio Class 3	0.24	0.24	—	—	59.68
MFS Total Return Portfolio Class 1	0.42	0.42	—	—	54.23
MFS Total Return Portfolio Class 2	0.40	0.40	—	—	54.23
MFS Total Return Portfolio Class 3	0.39	0.39	—	—	54.23
Telecom Utility Portfolio Class 1	0.29	0.29	—	—	100.00
Telecom Utility Portfolio Class 2	0.28	0.28	—	—	100.00
Telecom Utility Portfolio Class 3	0.27	0.27	—	—	100.00
Equity Index Portfolio Class 1	0.16	0.16	—	—	100.00
Growth-Income Portfolio Class 1	0.17	0.17	—	—	100.00
Growth-Income Portfolio Class 2	0.15	0.15	—	—	100.00
Growth-Income Portfolio Class 3	0.14	0.14	—	—	100.00
Equity Opportunities Portfolio Class 1	0.08	0.08	—	—	100.00
Equity Opportunities Portfolio Class 2	0.06	0.06	—	—	100.00
Equity Opportunities Portfolio Class 3	0.05	0.05	—	—	100.00
Davis Venture Value Portfolio Class 1	0.16	0.16	—	—	100.00
Davis Venture Value Portfolio Class 2	0.14	0.14	—	—	100.00
Davis Venture Value Portfolio Class 3	0.12	0.12	—	—	100.00
“Dogs” of Wall Street Portfolio Class 1	0.21	0.21	—	—	100.00
“Dogs” of Wall Street Portfolio Class 2	0.20	0.20	—	—	100.00
“Dogs” of Wall Street Portfolio Class 3	0.20	0.20	—	—	100.00
Alliance Growth Portfolio Class 1	0.18	0.18	—	—	100.00
Alliance Growth Portfolio Class 2	0.15	0.15	—	—	100.00
Alliance Growth Portfolio Class 3	0.13	0.13	—	—	100.00
Capital Growth Portfolio Class 1	—	—	—	—	—
Capital Growth Portfolio Class 2	—	—	—	—	—
Capital Growth Portfolio Class 3	—	—	—	—	—
MFS Massachusetts Investors Trust Portfolio Class 1	0.13	0.13	—	—	100.00

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

					Qualifying %
					for the 70%
		Net	Net	Net	Dividends
	Total	Investment	Short-Term	Long-Term	Received
	Dividends	Income	Capital Gains *	Capital Gains	Deduction

MFS Massachusetts Investors Trust Portfolio Class 2	$0.11	$0.11	$—	$—	100.00%
MFS Massachusetts Investors Trust Portfolio Class 3	0.10	0.10	—	—	100.00
Fundamental Growth Portfolio Class 1	—	—	—	—	—
Fundamental Growth Portfolio Class 2	—	—	—	—	—
Fundamental Growth Portfolio Class 3	—	—	—	—	—
Blue Chip Growth Portfolio Class 1	0.02	0.02	—	—	100.00
Blue Chip Growth Portfolio Class 2	0.01	0.01	—	—	100.00
Blue Chip Growth Portfolio Class 3	0.00	0.00	—	—	100.00
Real Estate Portfolio Class 1	0.21	0.21	—	—	6.69
Real Estate Portfolio Class 2	0.19	0.19	—	—	6.69
Real Estate Portfolio Class 3	0.19	0.19	—	—	6.69
Small Company Value Portfolio Class 1	0.09	0.09	—	—	100.00
Small Company Value Portfolio Class 3	0.07	0.07	—	—	100.00
Mid-Cap Growth Portfolio Class 1	—	—	—	—	—
Mid-Cap Growth Portfolio Class 2	—	—	—	—	—
Mid-Cap Growth Portfolio Class 3	—	—	—	—	—
Aggressive Growth Portfolio Class 1	—	—	—	—	—
Aggressive Growth Portfolio Class 2	—	—	—	—	—
Aggressive Growth Portfolio Class 3	—	—	—	—	—
Growth Opportunities Portfolio Class 1	—	—	—	—	—
Growth Opportunities Portfolio Class 2	—	—	—	—	—
Growth Opportunities Portfolio Class 3	—	—	—	—	—
Marsico Focused Growth Portfolio Class 1	0.03	0.03	—	—	100.00
Marsico Focused Growth Portfolio Class 2	0.02	0.02	—	—	100.00
Marsico Focused Growth Portfolio Class 3	0.02	0.02	—	—	100.00
Technology Portfolio Class 1	—	—	—	—	—
Technology Portfolio Class 2	—	—	—	—	—
Technology Portfolio Class 3	—	—	—	—	—
Small & Mid Cap Value Portfolio Class 2	0.04	0.04	—	—	100.00
Small & Mid Cap Value Portfolio Class 3	0.03	0.03	—	—	100.00
International Growth and Income Portfolio Class 1	0.36	0.36	—	—	0.19
International Growth and Income Portfolio Class 2	0.35	0.35	—	—	0.19
International Growth and Income Portfolio Class 3	0.34	0.34	—	—	0.19
Global Equities Portfolio Class 1	0.22	0.22	—	—	52.45
Global Equities Portfolio Class 2	0.21	0.21	—	—	52.45
Global Equities Portfolio Class 3	0.20	0.20	—	—	52.45
International Diversified Equities Portfolio Class 1	0.36	0.36	—	—	0.10
International Diversified Equities Portfolio Class 2	0.35	0.35	—	—	0.10
International Diversified Equities Portfolio Class 3	0.34	0.34	—	—	0.10
Emerging Markets Portfolio Class 1	0.12	0.12	—	—	10.87
Emerging Markets Portfolio Class 2	0.11	0.11	—	—	10.87
Emerging Markets Portfolio Class 3	0.10	0.10	—	—	10.87
Foreign Value Portfolio Class 2	0.25	0.25	—	—	—
Foreign Value Portfolio Class 3	0.24	0.24	—	—	—

*	Short-term capital gains are treated as ordinary income for tax purposes

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

  The International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios make an election under the Internal Revenue Code Section 855 to pass through foreign taxes paid by each Portfolio to its shareholders. The total amounts of foreign taxes passed through to the shareholders for the fiscal year ended January 31, 2011 were $960,705, $121,299, $667,426, $358,601 and $1,363,484 respectively. The foreign source income information reporting is $11,194,270, $1,405,376, $8,240,792, $6,101,779 and $14,651,868 respectively.

COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios (with the exception of Cash Management) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2010.

The following graphs and tables show the performance of the portfolios of the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Columbia Management Advisors, LLC

Cash Management Portfolio — Class 1

Cash Management Portfolio
Average Annual Total Returns as of 01/31/11
	Class 1*	Class 2*	Class 3*
1-year	−0.19%	−0.37%	−0.56%
5-year	1.93%	1.78%	1.68%
10-year	1.90%	N/A	N/A
Since Inception	3.15%	1.62%	1.49%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

(Note: An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Cash Management Portfolio — Class 1  shares returned -0.19% for the 12-month period ending January 31, 2011.

Although the U.S. economy posted positive quarterly growth throughout 2010, the pace of improvement was insufficient to drop the nation’s unemployment rate below 9.0%. In response to low rates of resource utilization and subdued inflation expectations, the Federal Reserve left its Federal funds target unchanged at 0-0.25% for the entire period under review. In fact, at the November 3, 2010 FOMC meeting, the Fed announced plans to commence another round of quantitative easing with an intention to buy $600 million of U.S. Treasuries by the end of June 2011 at a pace of roughly $75 million per month in order to promote a

Columbia Management Advisers, LLC

Cash Management Portfolio — Class 1 — (continued)

stronger pace of economic recovery and to help ensure that inflation over time is at levels consistent with the Fed mandate.

The period under review began with three-month LIBOR approximating 25 bps and remained relatively stable through March. As European sovereign debt fears increased, three-month LIBOR backed up during April and May, ending May at roughly 54 bps. In early May, a series of Euro stabilization mechanisms were announced to help calm market fears. Three-month LIBOR subsequently declined to approximately 30 basis points by the end of August, finishing the investment period at essentially the same level.

For January through March time period, in a relatively stable market environment, the Portfolio’s weighted average maturity was maintained in the mid-30 to high-40 day range. As the European sovereign debt market crisis unfolded in the April to June time period, a defensive investment posture was adopted and the weighted average maturity was shortened into low-30 to low-40 day range, finishing June in the mid-30’s in order to limit the duration of credit risk and to protect the Portfolio from a valuation standpoint if spreads severely widened. As three-month LIBOR dropped in July and August, the Portfolio’s weighted average maturity was extended in order to lock in yield, finishing August with a weighted average maturity in the high-40’s.

Throughout the year, liquidity for the Portfolio was emphasized. During the 12-month period, 29% of the Portfolio was invested in U.S. Government obligations securities and approximately 79% of Portfolio securities were scheduled to mature within 90 days.

Federated Investment Management Company

Corporate Bond Portfolio — Class 1

				Barclays Capital
				U.S. High
	Corporate Bond	Barclays Capital		Yield 2%	ML High
	Portfolio Class	U.S. Credit	Old Blended	Old IssureCap	Yield Master
	1	Index	Index	Index	II Index
1/31/2001	10000	10000	10000	10000	10000
1/31/2002	10527	10837	10598	9879	9880
1/31/2003	11281	11916	11457	10102	9929
1/31/2004	12711	12921	12936	12845	12553
1/31/2005	13497	13568	13710	13989	13682
1/31/2006	13725	13698	13951	14563	14294
1/31/2007	14512	14307	14786	16123	15895
1/31/2008	15449	15223	15480	16053	15853
1/31/2009	14437	14577	14233	12887	12458
1/31/2010	18794	17179	17861	19434	18916
1/31/2011	20682	18387	19512	22535	21916

Corporate Bond Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	10.04%	9.82%	9.70%
5-year	8.55%	8.38%	8.27%
10-year	7.54%	N/A	N/A
Since Inception	6.74%	7.58%	7.73%

*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Barclays Capital U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

[2]	The Old Blended Index combines 75% of the Barclays Capital U.S. Credit Index and 25% of the Merrill Lynch High Yield Master II Index.

[3]	The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the US domestic market.

[4]	Effective May 1, 2010, the Portfolio changed a component of its Blended Index. The New Blended Index consists of 75% Barclays Capital U.S. Credit Index and 25% the Barclays Capital U.S. High Yield 2% Issuer Cap Index. The Portfolio changed a component of the Prior Blended Index because the new benchmark is more consistent with the subadviser’s investment style.

[5]	The Barclay’s Capital U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. The index limits the maximum exposure to any one issuer to 2%. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Corporate Bond Portfolio — Class 1 shares posted a return of 10.04% for the 12-month period ending January 31, 2011, compared to a 7.03% return for the Barclays Capital U.S. Credit Index.

Returns in the investment-grade and high-yield asset classes benefited from an improving U.S. economy as measured by five consecutive quarters of U.S. GDP growth, and a steady Federal Funds target rate of 0.00-0.25% since 2008.

The Portfolio performance reflected the continued emphasis on the high-yield sector, with 32-35% of the fund’s assets allocated to high-yield bonds over the course of the year. Overall security selection was a positive contributor to fund performance, with high-yield selection outpacing investment grade selection. Positive contributors included positions in Capital One, Grupo Televisa, HSBC Finance, ZFS Finance, and Charter Communications. Negative contributors to performance included positions in City National, HCA Inc., Intelsat Intermediate, Sorenson Communication, and Texas Competitive Electric Holdings. The largest

Federated Investment Management Company

Corporate Bond Portfolio — Class 1 — (continued)

sectors contributing to security selection was the overweight in finance companies offset by an underweight position in agencies.

Duration was a slight negative contributor to performance as the Portfolio was positioned at about 95% of the index duration in a period of declining interest rates. The yield curve was a positive contributor as the Portfolio benefited from a concentration in the intermediate part of the yield curve. The use of derivatives did not have a material impact to portfolio performance as it relates to security selection, although, derivatives were one of the tools used to manage overall duration and yield curve positioning.

Goldman Sachs Asset Management International

Global Bond Portfolio — Class 1

	Global Bond	JPMorgan Global
	Portfolio -	Gov’t Bond
	Class 1	Index (un-hedged)(1)
1/31/2001	10000	10000
1/31/2002	10403	9768
1/31/2003	11075	12005
1/31/2004	11468	13614
1/31/2005	11981	14754
1/31/2006	12328	14145
1/31/2007	12707	14605
1/31/2008	14888	17005
1/31/2009	14624	17638
1/31/2010	16434	18806
1/31/2011	17312	19893

Global Bond Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	5.34%	5.21%	5.09%
5-year	7.03%	6.87%	6.76%
10-year	5.64%	N/A	N/A
Since Inception	6.39%	5.55%	5.58%

*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The JPMorgan Global Government Bond Index (un-hedged) is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month period ending January 31, 2011, the Global Bond Portfolio — Class 1 shares posted a return of 5.34% compared to a 5.78% return for the JPMorgan Global Government Bond (unhedged) Index.

The Portfolio’s cross-sector positioning was the main contributor to excess returns over the period. Within it, the Portfolio’s exposure to the non-agency mortgage sector was the primary driver of results. The asset class performed strongly over the period given robust demand and negative net supply in the sector. Borrower fundamentals continued to show signs of stability during the period, with default rates leveling out across most sectors. In addition, the Portfolio’s overweight to the corporate sector position added to results as corporate bonds outperformed over the period.

The Portfolio’s government/agency selection strategy also added to performance over the period, driven by the selection of agency names. Selection of TIPS also aided performance.

The Portfolio’s duration strategy was the main detractor from performance during the period. The majority of this underperformance came during the second and fourth quarters of 2010. This was a result of the Portfolio’s long interest rate futures position in the 5 year portion of the U.S. Treasury curve and long interest rate futures positioning in the 10 year portion. Yields rose over the last quarter of 2010 given an improved economic outlook aided by monetary and fiscal stimulus. The Portfolio’s positioning on the belly of the euro yield curve also detracted as yields rose during the period. This was offset partially by positive returns from the short position at the long end of the U.S. curve. With loose monetary and fiscal policy, the market demanded a greater risk premium at the long end during the fourth quarter of 2010 and this played out well for the Portfolio.

PineBridge Investments, LLC

High-Yield Bond Portfolio — Class 1

		Merrill Lynch
	High-Yield Bond	High Yield
	Portfolio -	Master II
	Class 1	Index(1)
1/31/2001	10000	10000
1/31/2002	8976	9880
1/31/2003	8637	9929
1/31/2004	11436	12553
1/31/2005	13087	13682
1/31/2006	14501	14294
1/31/2007	16300	15895
1/31/2008	15871	15853
1/31/2009	11501	12458
1/31/2010	16059	18916
1/31/2011	18618	21916

High-Yield Bond Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	16.15%	15.80%	15.78%
5-year	5.13%	4.93%	4.84%
10-year	6.41%	N/A	N/A
Since Inception	6.27%	7.30%	10.47%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month period ending January 31, 2011, the High-Yield Bond Portfolio — Class 1 shares posted a return of 16.15% compared to a 15.86% return for the Merrill Lynch High-Yield Master II Index.

Market conditions during 2010 continued the recovery experienced in the second half of 2009; however, throughout the year the brighter conditions in domestic markets were occasionally marked by periods of volatility. The problems of smaller European economies that necessitated coordinated action from the European Union interrupted the tightening trend of high yield credit spreads during the spring and late summer of 2010. These headwinds could not overcome the improving fundamentals and falling default rates in the high yield market as spreads tightened over 100 basis points during the period. Within the high yield market, focus continued to move from ‘macro’ to ‘micro’ themes as confidence in the recovery increased and security selection was rewarded during the period.

Sector selection had an adverse effect on performance versus the benchmark. The largest detractor was Cash; excluding Cash, sector selection was modestly positive to performance. The Portfolio generally remained underweight this sector due to the inability to actively value and monitor the underlying liabilities, specifically in the Monoline Insurance space. Underweight positions in Real Estate, Automotive and Leisure caused small drags to performance in those sectors. Banking and Technology were the attribution leaders for the Portfolio in sector selection.

Security selection was the major boost to performance, providing 157 basis points during the period. Contribution was spread among sectors with 70% of sectors seeing positive attribution due to security selection. Leaders were Telecommunications, Retail, Banking, Chemicals, Energy and Media.

PineBridge Investments, LLC

High-Yield Bond Portfolio — Class 1 — (continued)

The Portfolio duration extended during late 2009 and into 2010 mainly through additions in the Financial and Insurance sectors. Portfolio spread has remained at or marginally above benchmark levels with variation depending on the Portfolio’s daily cash levels. During the period the Portfolio’s average rating was at to slightly above benchmark levels.

Pacific Investment Management Company LLC (“PIMCO”)

Total Return Bond Portfolio — Class 1

	Bond Portfolio	Barclays Capital
	- Class	U.S. Aggregate
	1	Bond Index(1)
1/31/2001	10000	10000
1/31/2002	9139	10755
1/31/2003	9208	11773
1/31/2004	11511	12344
1/31/2005	12506	12857
1/31/2006	13568	13088
1/31/2007	14690	13649
1/31/2008	15556	14851
1/31/2009	16382	15236
1/31/2010	18520	16532
1/31/2011	19353	17368

Total Return Bond Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	4.50%	4.38%	4.18%
5-year	7.36%	7.21%	7.08%
10-year	6.83%	N/A	N/A
Since Inception	7.79%	7.96%	10.00%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

[1]	The Barclays Capital U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month period ending January 31, 2011, the Total Return Bond Portfolio — Class 1 shares posted a return of 4.50% compared to a 5.06% return for the Barclay’s Capital Aggregate Bond Index.

An overweight to Agency mortgage-backed securities late in the year added to performance as the Barclays Capital U.S. Fixed Rate Mortgage Backed Securities Index outperformed like-duration Treasuries over this period. An underweight to investment-grade corporate securities detracted from performance as this sector outperformed like-duration Treasuries for the annual period. However, a focus on financials, a subsector within the investment grade corporate sector, was positive for performance and more than offset this negative contribution as financials outperformed the overall investment grade corporate market. Modest exposure to high yield bonds added to performance as the Barclays Capital U.S. Corporate High Yield Index outperformed like-duration Treasuries by 12.1 percent in 2010.

Beyond core sectors, a modest exposure to municipals detracted from returns as the sector underperformed like duration treasuries. Allocation to emerging market (“EM”) local instruments, implemented primarily via Brazilian zero coupon swaps, was neutral for returns as rates remained unchanged from January of 2010. A yield curve flattening position throughout the fiscal year detracted from performance as the yield curve steepened over the period. Interest rate exposure in Europe added to performance, as the 10-year Bund yield fell 4 basis points to end the year at 3.16 percent. A portion of Euroland interest rate exposure was gained through futures contracts, which contributed positively to performance. Interest rate exposure in the U.S. was neutral for performance relative to the benchmark during the period; a portion of U.S. interest rate exposure was gained through the use of futures contracts, which likewise contributed positively to performance, and interest rate swaps, which detracted from performance.

J.P. Morgan Investment Management, Inc.

Balanced Portfolio — Class 1

		Barclays Capital
	Balanced Portfolio	U.S. Aggregate
	- Class	Bond Index	S&P 500	Blended Index	Russell 1000(R)
	1	(3)	Index (2)	(1)	Index (4)
1/31/2001	10000	10000	10000	10000	10000
1/31/2002	8414	10755	8385	9312	8368
1/31/2003	7157	11773	6456	8328	6480
1/31/2004	8481	12344	8686	10187	8790
1/31/2005	8865	12857	9227	10757	9367
1/31/2006	9269	13088	10184	11558	10498
1/31/2007	10238	13649	11662	12753	12018
1/31/2008	10300	14851	11393	13028	11724
1/31/2009	7585	15236	6992	9877	7147
1/31/2010	9618	16532	9309	12218	9636
1/31/2011	11120	17368	11374	14159	11883

Balanced Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	15.62%	15.49%	15.42%
5-year	3.71%	3.57%	3.47%
10-year	1.07%	N/A	N/A
Since Inception	5.23%	2.24%	4.90%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Blended Index is comprised of 30% S&P 500 Index, 30% Russell 1000 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

[2]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[3]	The Barclays Capital U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[4]	Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Balanced Portfolio — Class 1 shares posted a return of 15.62% for the 12-month period ending January 31, 2011, compared to 22.19% for the S&P 500 Index, 23.33% for the Russell 1000 index, 5.06% for the Barclays Capital U.S. Aggregate Bond Index, and a gain of 15.89% for the blended benchmark of 30% S&P 500 Index / 30% Russell 1000 Index / 40% Barclays Capital U.S. Aggregate Bond Index.

In 2010, the markets were certainly volatile, but the year ended with strong equity returns. On the equity side, stock selection in the materials, consumer staples and industrial cyclical sectors contributed to performance, while stock selection in the information technology, energy and utilities sectors detracted from performance. At the stock level, overweights in Ameriprise Financial and Freeport-McMoRan Corp. contributed to returns. Detractors from performance included underweights in Hewlett-Packard Co. and Microsoft Corp.

On the fixed income side, investor interest in higher-coupon mortgage-backed securities, driven by their relatively slow prepayment speeds, stable durations and diminishing supply, caused the agency mortgage sector to outperform similar-duration Treasury securities and benefitted the Portfolio. The allocation to corporate high-yield securities also contributed to performance as security selection and spread tightening aided returns. The Portfolio’s overweight allocation to asset-backed securities also helped performance, driven by security selection. Market tone in the sector was weak through November and early December, but firmed as 2010 drew to a close. Detracting from performance was the Portfolio’s allocation to Treasuries and cash. Treasury securities suffered one of their most difficult quarters in decades during the last three months of 2010 as prices fell due in part to better-than-expected economic data releases, higher inflation expectations and profit-taking by investors after the announcement of more Treasury purchases by the Federal Reserve.

Massachusetts Financial Services Company

MFS Total Return Portfolio — Class 1

	MFS Total
	Return Portfolio		Barclays Capital		T-Bill 3
	-- Class		U.S. Aggregate	S&P 500	Month Index
	1	Blended Index(4)	Bond Index(2)	Index(1)	Tr(3)
1/31/2001	10000	10000	10000	10000	10000
1/31/2002	9975	9393	10755	8385	10314
1/31/2003	9380	8466	11773	6456	10474
1/31/2004	11318	10167	12344	8686	10582
1/31/2005	12291	10686	12857	9227	10742
1/31/2006	12996	11399	13088	10184	11089
1/31/2007	14525	12526	13649	11662	11617
1/31/2008	14578	12815	14851	11393	12103
1/31/2009	11031	9976	15236	6992	12244
1/31/2010	13653	12075	16532	9309	12262
1/31/2011	15376	13783	17368	11374	12280

MFS Total Return Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	12.62%	12.46%	12.39%
5-year	3.42%	3.26%	3.16%
10-year	4.40%	N/A	N/A
Since Inception	8.25%	4.52%	6.18%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Barclays Capital U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

[4]	The Blended Index consists of 35% Barclays Capital U.S. Aggregate Index, 55% S&P 500 Index, and 10% Treasury Bills.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month period ending January 31, 2011, the MFS Total Return Portfolio — Class 1 shares posted a return of 12.62% compared to a 22.19% for the S&P 500 Index, a 5.06% return for the Barclays Capital U.S. Aggregate Bond Index and 0.14% for the Treasury Bills, respectively. The blended benchmark comprising of 55% S&P 500 Index, 35% Barclays Capital U.S. Aggregate Index and 10% Treasury Bills rose by 14.14%.

The beginning of the reporting period witnessed a continuation of the financial market and macroeconomic rebounds that had begun in early 2009. These recoveries in global activity and asset valuations were generally synchronized around the world, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recoveries included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the second and third quarters of 2010, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused many asset prices to retrench significantly, as many questioned the durability of the global recovery.

Towards the end of the period, in the domestic market, the prospects for more easing by the Federal Reserve improved market sentiment and drove risk-asset prices markedly higher. However, the weeks following the early November announcement of further quantitative easing saw a sell-off in U.S. Treasury bonds. This rise in Treasury yields occurred despite risk-

Massachusetts Financial Services Company

MFS Total Return Portfolio — Class 1 — (continued)

off behavior in equities and credit markets, appears to have been the result of a few factors: signs of improved U.S. and global economic activity; opposition to quantitative easing from some quarters; and crowded long positions in U.S. Treasuries.

Within the equity portion of the Portfolio, stock selection and an underweight position in the technology sector held back performance relative to the S&P 500 Index. Not owning strong-performing consumer electronics maker Apple was a top detractor from relative returns. Stock selection and an overweight position in the financial services sector was another negative factor for relative performance. Holdings of diversified financial services firms, Bank of New York Mellon and Bank of America weighed on results as both stocks underperformed the benchmark over the reporting period. Stock selection in the energy sector also hurt relative returns. Holdings of integrated oil and gas company TOTAL, and the Portfolio’s timing of ownership in shares of strong-performing oil and gas company Conoco Phillips, negatively impacted results.

Within the fixed income portion of the Portfolio, a lesser exposure to Ginnie Mae mortgage-backed securities held back relative performance as bonds in this sector performed well compared to its peers in the benchmark.

Within the equity portion of the Portfolio, holdings of diversified industrial manufacturer Eaton Corp., chemical company PPG Industries, integrated energy company Hess Corporation, voice and data communications services provider Vodafone Group, insurance company MetLife, automotive parts retailer Advance Auto Parts, and sports apparel manufacturer NIKE bolstered relative returns. Not owning software maker Microsoft, insurance and investment firm Berkshire Hathaway, and biotechnology firm Gilead Sciences contributed to relative results as these stocks underperformed the benchmark over the reporting period. The Portfolio’s currency exposure within the equity portion was also a contributor to relative performance.

Within the fixed income portion of the Portfolio, a primary positive factor in relative performance was the Portfolio’s holdings in commercial mortgage-backed securities as these bonds significantly outperformed the Barclays Capital U.S. Aggregate Index. The Portfolio’s return from yield, which was greater than that of the benchmark, had a positive impact on relative performance. Prepayment effect from our Fannie Mae mortgage-backed securities holdings also contributed to positive relative results.

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1

	Telecom Utility			S&P 500
	Portfolio -	S&P 500	S&P Utility	Telecom Service
	Class 1	Index(1)	Index(2)	Index(3)
1/31/2001	10000	10000	10000	10000
1/31/2002	8354	8385	7261	7058
1/31/2003	6442	6456	5229	4728
1/31/2004	7995	8686	6950	5646
1/31/2005	9123	9227	8627	6035
1/31/2006	10118	10184	10117	6388
1/31/2007	12494	11662	11908	8707
1/31/2008	13916	11393	13281	8528
1/31/2009	9219	6992	10057	5881
1/31/2010	11838	9309	10772	6529
1/31/2011	14371	11374	12091	8223

Telecom Utility Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	21.40%	21.33%	21.20%
5-year	7.27%	7.13%	7.02%
10-year	3.69%	N/A	N/A
Since Inception	5.06%	4.09%	10.16%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 11/11/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.

[3]	The S&P 500 Telecommunications Services Index (formerly, the S&P Communications Service Index) is comprised of the companies listed in the telecommunications sectors of the S&P 400, 500, and 600.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Telecom Utility Portfolio — Class 1 shares posted a return of 21.40% for the 12-month period ending January 31, 2011, compared to 12.24% for the S&P Utility Index and 22.19% for the S&P 500 Index.

The Portfolio’s exposure to the cable TV industry, which is not represented in the benchmark, boosted performance relative to the S&P Utility Index. Holdings of media and communications services company Virgin Media, media firm Time Warner Cable, and cable services provider Comcast aided relative returns as these stocks significantly outperformed the benchmark over the reporting period.

The Portfolio’s exposure to the telephone services industry, which is not represented in the benchmark, also bolstered relative results. Integrated communications company Centurylink was among the Portfolio’s top relative contributors over the reporting period.

The Portfolio’s exposure to the natural gas pipeline industry, which is not represented in the benchmark, was an additional positive factor. The Portfolio’s holdings of gas pipeline company El Paso and natural gas pipelines operator Williams Cos. benefited relative returns.

Elsewhere, not holding poor-performing electricity company Exelon Corp aided relative results. The Portfolio’s holdings of strong-performing natural gas-focused energy company QEP Resources, electric and gas utility company CMS, and power generator Tractebel Energia also helped.

During the reporting period, the Portfolio’s currency exposure was another contributor to relative performance. All of the Portfolio’s investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common to have different currency exposures than the benchmark.

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1 — (continued)

Not holding strong-performing electric company Southern Company and utility company Progress Energy detracted from relative returns. The timing of the Portfolio’s ownership in integrated gas and electricity company Dominion Resources, and holdings of power and gas company E.ON also held back results.

The Portfolio’s cash position was another detractor from relative performance. In a period when equity markets rose, as measured by the Portfolio’s benchmark, holding cash hurt performance versus the benchmark.

SunAmerica Asset Management Corp.

Equity Index Portfolio — Class 1

	Equity Index
	Portfolio --	S&P 500
	Class 1	Index(1)
1/31/2001	10000	10000
1/31/2002	8343	8385
1/31/2003	6398	6456
1/31/2004	8553	8686
1/31/2005	9036	9227
1/31/2006	9927	10184
1/31/2007	11306	11662
1/31/2008	10994	11393
1/31/2009	6737	6992
1/31/2010	8913	9309
1/31/2011	10853	11374

Equity Index Portfolio
Average Annual Total Returns as of 1/31/11
Class 1*
1-year	21.76%
5-year	1.80%
10-year	0.82%
Since Inception	2.07%

*	Inception date for Class 1: 12/14/98.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Equity Index Portfolio — Class 1 shares posted a return of 21.76% for the 12-month period ending January 31, 2011, compared to a 22.19% return for the S&P 500 Index.

SunAmerica Asset Management Corp. assumed management of the portfolio from FAF Advisors, Inc on October 1, 2010. The Portfolio continues to be passively managed to match the S&P 500 Index before expenses.

During the fiscal year ending January 31, 2011, all ten sectors within the S&P 500 Index appreciated, led higher by the Energy, Materials, Industrial, Consumer Discretionary and Information Technology, each registering double-digit returns, while Health Care, Consumer Staples and Utilities sectors were the principal laggards.

In terms of contribution, Apple Inc., Exxon Mobil Corp., International Business Machines Corp., Chevron Corp. and General Electric Co. were the most additive positions during the year. At the other end of the spectrum, Bank of America Corp., Gilead Sciences Inc., Cisco Systems Inc., Merck & Co., Inc. and Abbot Laboratories detracted the most from performance.

J.P. Morgan Investment Management, Inc.

Growth-Income Portfolio — Class 1

	Growth-Income Portfolio
	- Class	S&P 500	Russell 1000
	1	Index(2)	Value Index(1)
1/31/2001	10000	10000	10000
1/31/2002	8004	8385	9332
1/31/2003	6274	6456	7753
1/31/2004	8347	8686	10513
1/31/2005	8785	9227	11821
1/31/2006	10019	10184	13384
1/31/2007	10638	11662	15951
1/31/2008	10482	11393	15093
1/31/2009	6251	6992	8787
1/31/2010	8039	9309	11550
1/31/2011	9492	11374	14037

Growth-Income Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	18.08%	17.88%	17.79%
5-year	−1.08%	−1.23%	−1.32%
10-year	−0.52%	N/A	N/A
Since Inception	7.34%	0.76%	4.81%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	Effective November 15, 2010, the Portfolio changed its Index to Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values. The Portfolio changed its Index because the new benchmark is more consistent with the subadviser’s investment style.

[2]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Growth-Income Portfolio — Class 1 shares posted a return of 18.08% for the 12-month period ended January 31, 2011, compared to a gain of 21.54% for the Russell 1000 Value Index.

The Portfolio changed its subadviser from AllianceBernstein L.P. to J.P. Morgan Investment Management Inc. effective November 15, 2010. Subsequently, the Portfolio’s benchmark changed from the S&P 500 Index to the Russell 1000 Value Index.

The Portfolio underperformed its benchmark, the S&P 500 Index, during the period of 2/1/2010 — 11/30/10. While the Portfolio benefited from sector selection, particularly from its underweight position in financials and overweight in technology and consumer discretionary stocks, stock selection detracted from returns. The Portfolio’s holdings in the health care sector were the primary detractor from performance. Health care stocks were laggards during the period given their lack of cyclical exposure as well as continued anxiety around health care reform and lower medical utilization rates.

Top performing stocks for the period included Apple, Union Pacific, Salesforce.com, Continental Airlines and Dollar Tree. The largest detractors included Gilead Sciences, Covidien, Hewlett-Packard, Baxter International and Teva Pharmaceuticals.

The Portfolio trailed its benchmark, the Russell 1000 Value Index, during the period of 11/30/10 -1/31/11, as favored stocks included many of the more cyclical, higher beta names that are less emphasized in our strategy. Higher yielding stocks underperformed lower yielding stocks and stocks without yield for the months of December 2010 and January 2011. This acted as a headwind on the Portfolio’s strategy as the Portfolio’s focus on high quality companies with attractive dividend yields. Sector selection aided results, as the Portfolio was underweight in the consumer staples sector and overweight in the industrials sector. Stock selection detracted from results; more specifically, not owning General Electric and Bank of America were among the Portfolio’s biggest relative detractors.

Gentex Corp. and Conoco Phillips were the Portfolio’s largest relative contributors.

OppenheimerFunds, Inc.

Equity Opportunities Portfolio — Class 1

Equity Opportunities Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	21.90%	21.64%	21.57%
5-year	1.97%	1.81%	1.69%
10-year	2.25%	N/A	N/A
Since Inception	6.03%	2.59%	6.89%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	Effective November 1, 2010, the Portfolio changed its Index to Russell 1000 Index. The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000®. The Portfolio changed its Index because the new benchmark is more consistent with the subadviser’s investment style.

[2]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Equity Opportunities Portfolio — Class 1 shares posted a return of 21.90% for the 12-month period ending January 31, 2011, compared to a return of 23.95% for the Russell 3000 Index and 23.33% for the Russell 1000 Index.

The Portfolio began focusing on larger capitalization range effective November 1, 2010. Prior to this change, the Portfolio concentrated its investments in any capitalization range, investing across equities issued by small, mid, and large-capitalization companies. As a result of these changes, the Portfolio changed its benchmark from the Russell 3000 Index to the Russell 1000 Index to reflect the Portfolio’s new, larger-capitalization investment strategy.

From the beginning of the reporting period through the end of October, the Portfolio outperformed the Russell 3000 Index. During this time, the Portfolio’s top performing sector was information technology, followed by consumer staples and energy. In information technology, the Portfolio received strong contributions from Apple, Inc. and eBay, Inc. Within the consumer staples sector, the Portfolio had exposure to a handful of strong performing consumer staples stocks, including Philip Morris International, Inc. and Mead Johnson Nutrition Co. The Portfolio outperformed within the energy sector due to better relative stock selection, especially in oil, gas and consumable fuels stocks. In addition, the Portfolio’s position in the strong performing, out-of-benchmark stock Enterprise Products Partners LP benefited relative performance. The Portfolio underperformed the Index within the health care, utilities and consumer discretionary sectors. In the health care sector, overweight positions in Medtronic, Inc. and WellPoint, Inc. were the greatest detractors from relative performance. The Portfolio exited its position in Medtronic by period end. In utilities, an overweight position in The AES Corp. provided the bulk of the Portfolio’s underperformance. Lastly, in the consumer discretionary sector, the Portfolio’s weakest performer was an overweight position in Capella Education Co.

Oppenheimer Funds, Inc.

Equity Opportunities Portfolio — Class 1 — (continued)

Subsequent to the shift in benchmark, the Portfolio produced positive absolute returns, but underperformed the Russell 1000 Index. Underperformance primarily stemmed from the energy, industrials and health care sectors. Within energy, the Portfolio’s underperformance stemmed largely from not holding Exxon Mobil Corp. In industrials, not holding General Electric Co greatly contributed to the Portfolio’s relative underperformance. Additionally, an overweight position in Boeing Co. detracted from relative performance during this time. In terms of health care, the Portfolio underperformed largely as a result of its exposure to Celgene Corp. An overweight position in Abbott Laboratories also detracted from relative performance. The Portfolio outperformed the Index significantly within the consumer discretionary sector, led by an overweight position in Ford Motor Co. The Portfolio continued to receive strong contributions to return from Apple, Inc. during this time. Other individual stocks that performed well for the Portfolio over the last three months of the period included Occidental Petroleum Corp., Wells Fargo & Co., Chevron Corp. and QUALCOMM Inc.

Davis Selected Advisers, L.P.

Davis Venture Value Portfolio — Class 1

Class 1*Class 2*Class 3* Davis Venture Value Portfolio
 Average Annual Total Returns as of 1/31/11 1-year18.01%17.78%17.72%5-year2.30%2.14%2.03%10-year3.34%N/AN/ASince Inception9.92%4.57%8.64%

Equity Opportunities Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	21.90%	21.64%	21.57%
5-year	1.97%	1.81%	1.69%
10-year	2.25%	N/A	N/A
Since Inception	6.03%	2.59%	6.89%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Davis Venture Value Portfolio — Class 1 shares posted a return of 18.01% for the 12-month period ending January 31, 2011, compared to a 22.19% gain for the S&P 500 Index.

The broad market advance was widespread as every sector within the S&P 500 Index posted gains. The sectors within the Index that turned in the strongest performance over the year were energy, industrials, and materials. The sectors that turned in the weakest (but still positive) performance over the year were health care and utilities.

The Portfolio had more invested in financials than any other sector over the year, and they were the most important contributor to absolute performance. The Portfolio’s financial companies out-performed the corresponding sector within the Index but relative performance was hurt by having a higher relative average weighting in this weaker performing sector. Wells Fargo, American Express, and Progressive were among the most important contributors to performance within the financial sector.

Industrial companies, while making positive contributions to absolute performance, were the most important detractor from performance relative to the Index. The Portfolio’s industrial companies under-performed the corresponding sector within the Index and had a lower relative average weighting in this stronger performing sector. China Shipping and Cosco Pacific were among the most important detractors from performance within Industrials. The portfolio no longer owns Cosco Pacific.

Energy companies were the second most important contributor to absolute performance, but were also the second most important detractor from performance relative to the Index. The Portfolio’s energy companies under-performed the corresponding sector within the Index and had a higher relative average weighting. Devon Energy, Occidental Petroleum, Canadian Natural Resources, and Eog Resources were among the most important contributors to performance, and China Coal Energy was among the most important detractors from performance within the Energy sector.

Merck, H&R Block, Hewlett Packard and Microsoft were among the biggest detractors from performance. The Fund no longer owns H&R Block.

SunAmerica Asset Management Corp.

“Dogs” of Wall Street Portfolio — Class 1

	Dogs of
	Wall Street
	Portfolio --	S&P 500
	Class 1	Index(1)
1/31/2001	10000	10000
1/31/2002	10634	8385
1/31/2003	9244	6456
1/31/2004	11949	8686
1/31/2005	12627	9227
1/31/2006	12994	10184
1/31/2007	15668	11662
1/31/2008	15214	11393
1/31/2009	9565	6992
1/31/2010	13052	9309
1/31/2011	15494	11374

“Dogs” of Wall Street Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	18.71%	18.38%	18.24%
5-year	3.58%	3.41%	3.30%
10-year	4.48%	N/A	N/A
Since Inception	3.21%	4.37%	6.25%

*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The “Dogs” of Wall Street Portfolio — Class 1 shares posted a return of 18.71% for the 12-month period ending January 31, 2011, compared to a 22.19% for the S&P 500 Index.

The Portfolio outperformed its benchmark for most of the fiscal year, but gains were eliminated during the final three months of the period as the markets were led higher by low- dividend yielding and financial companies. Since the Portfolio invests in high-dividend paying stocks and limits exposure to the financial sector, performance was negatively impacted in the short-term relative to the Index.

This is a rules-based quantitative Portfolio. Stock selections are based on quantitative methods and reconstituted quarterly. The Portfolio’s quantitative model seeks out high quality individual stocks paying above-market-average dividend yields that meet its capitalization, independent ranking and other criteria.

The primary reasons for the Portfolio’s relative underperformance versus the S&P 500 were security selection among Consumer Staples, Information Technology and Healthcare companies, an underweight exposure to the Information Technology and Energy sectors, and a Consumer Staples overweight.

Losses were limited by security selection in the Materials and Consumer Discretionary groups. Other factors which proved beneficial included the lack of exposure to the Utility or Financial sectors and the overweight positions in the Industrial and Consumer Discretionary groups.

Darden Restaurants Inc., E.I. Dupont de Nemours, Genuine Parts Co., Emerson Electric Co., and Verizon Communications were among the top contributors during the reporting period. Stocks which detracted from performance included Abbot Laboratories, Merck & Co. Inc., Kellogg Co., Baxter International Inc., and Johnson & Johnson.

AllianceBernstein L.P.

Alliance Growth Portfolio — Class 1

	Alliance Growth
	Portfolio -	Russell 1000
	Class 1	Growth Index(1)
1/31/2001	10000	10000
1/31/2002	7695	7312
1/31/2003	5380	5238
1/31/2004	7111	7107
1/31/2005	7227	7157
1/31/2006	9272	7930
1/31/2007	9038	8719
1/31/2008	9038	8763
1/31/2009	5727	5570
1/31/2010	7966	7678
1/31/2011	9652	9609

Alliance Growth Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	21.16%	21.00%	20.83%
5-year	0.81%	0.65%	0.55%
10-year	−0.35%	N/A	N/A
Since Inception	8.67%	1.74%	6.39%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Alliance Growth Portfolio — Class 1 shares posted a return of 21.16% for the 12-month period ending January 31, 2011, compared to a 25.14% return for the Russell 1000 Growth Index.

The 12-month period started off well, with economic growth and equity markets advancing. But pockets of turbulence in the second and third quarters left investors leery and anxious about the future. By the fourth quarter, increasingly positive indicators put to rest the overriding fear in the market — that the economy would take a “double dip” back into recession — and risk aversion subsided.

Stock selection weighed on the Portfolio’s relative performance for the period. It was weakest in healthcare and financials, two sectors clouded by Washington reform efforts. Although financials moved from negative returns in the beginning of the year to positive returns in the second-half of the year, they continued to lag the benchmark. The drag from financials and healthcare was partially mitigated by stock selection in the information technology and materials sectors. Individual contributors were concentrated in the information technology sector with Apple, EMC and NVDIA in the top four. The top three individual detractors were Gilead Sciences, Goldman Sachs, and Alcon. An underweight position in the consumer staples sector was the largest contributor to relative return, based on the combined impact of stock and sector selection for the period.

OppenheimerFunds, Inc.

Capital Growth Portfolio — Class 1

	Russell 1000	Capital Growth
	Growth Index	Portfolio --
	(1)	Class 1
1/31/2001	10000	10000
1/31/2002	7312	6845
1/31/2003	5238	5161
1/31/2004	7107	6694
1/31/2005	7157	7379
1/31/2006	7930	8054
1/31/2007	8719	9156
1/31/2008	8763	9368
1/31/2009	5570	5444
1/31/2010	7678	7642
1/31/2011	9609	8957

Capital Growth Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	17.36%	17.10%	17.05%
5-year	2.15%	2.02%	1.92%
10-year	−1.10%	N/A	N/A
Since Inception	−1.08%	0.81%	7.11%

*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Capital Growth Portfolio — Class 1 shares posted a return of 17.36% for the 12-month period ending January 31, 2011, compared to a 25.14% gain for the Russell 1000 Growth Index.

During the reporting period, the Portfolio underperformed the Russell 1000 Growth Index primarily within the materials, financials and consumer discretionary sectors, as a result of weaker relative stock selection. Within materials, exposure to Monsanto Co. detracted from results as did an underweight position in the diversified metals and mining subsector, which performed well for the Index during the period. The position in Monsanto was exited by period end. In financials, the Portfolio’s exposure to stocks within the capital markets subsector underperformed, namely Credit Suisse Group AG and Charles Schwab Corp. The position in Credit Suisse Group was exited by period end. In the consumer discretionary sector, underweight positions in the automobiles and components subsector, which performed well for the Index, detracted from performance. The Portfolio also underperformed in the consumer services subsector as a result of an overweight position in Apollo Group, Inc., which the Portfolio exited, and an underweight position in hotels, restaurants and leisure securities, which performed well for the Index.

On a relative basis, individual contributors to performance included overweight positions in Broadcom Corp., industrials stocks Joy Global, Inc. and Parker Hannifin Corp., and health care holding Novo Nordisk AS. The Portfolio also received strong absolute results from its top two holdings at period end, Apple, Inc. and QUALCOMM, Inc. as well as its fourth largest holding, Oracle Corp.

As of the reporting period’s end, the Portfolio had its largest overweight positions in the health care, industrials and financials sectors, and its greatest underweight positions in the consumer staples, consumer discretionary, energy, materials and information technology sectors.

Massachusetts Financial Services Company

MFS Massachusetts Investors Trust Portfolio — Class 1

	MFS Massachusetts
	Investors Trust
	Portfolio --	S&P 500
	Class 1	Index(1)
1/31/2001	10000	10000
1/31/2002	8285	8385
1/31/2003	6473	6456
1/31/2004	8268	8686
1/31/2005	9024	9227
1/31/2006	10132	10184
1/31/2007	11323	11662
1/31/2008	11644	11393
1/31/2009	7750	6992
1/31/2010	10204	9309
1/31/2011	11936	11374

MFS Massachusetts Investors Trust Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	16.98%	16.84%	16.77%
5-year	3.33%	3.16%	3.07%
10-year	1.79%	N/A	N/A
Since Inception	6.52%	3.10%	7.59%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month period ending January 31, 2011, the MFS Massachusetts Investors Trust Portfolio — Class 1 shares posted a return of 16.98%, compared with a 22.19% gain for the S&P 500 Index.

Stock selection in the financial services, health care, and consumer staples sectors were among the largest detractors from the Portfolio’s performance relative to the S&P 500 Index.

In financial services, the Portfolio’s overweight positions in poor-performing financial services firm Bank of America and consumer credit company Mastercard hurt relative performance. In health care, the Portfolio’s positions in poor-performing medical device maker Medtronic, pharmaceutical and medical products maker Abbott Laboratories, and biotech firm Gilead Sciences held back relative performance. Also, ownership of out of benchmark generic drug manufacturer Teva Pharmaceutical Industries had a negative impact on performance. While no individual securities in the consumer staples sector were among the Portfolio’s top relative detractors, overall stock selection in this sector also was a negative factor for relative return.

Stocks in other sectors that held back relative performance included network equipment company Cisco Systems, computer products and services provider Hewlett-Packard, and office supply superstore Staples. The Portfolio’s cash position was also a detractor from relative returns. In a period when equity markets rose, as measured by the Portfolio’s benchmark, holding cash hurt performance versus the benchmark.

Individual contributors that benefited relative returns included oil and gas drilling equipment manufacturer National Oilwell Varco and data storage systems provider EMC. Elsewhere, holdings of enterprise software products maker Oracle, oilfield services provider Halliburton, internet infrastructure service provider Verisign, global integrated energy company Hess, and out-of-benchmark luxury auto maker BMW bolstered relative results. Not holding benchmark constituent and weak-performing software giant Microsoft, pharmaceutical company Merck, and pharmaceutical company Pfizer were additional positive factors for relative performance.

Wells Capital Management, Incorporated

Fundamental Growth Portfolio — Class 1

	Fundamental Growth
	Portfolio --	Russell 1000
	Class 1	Growth Index(1)
1/31/2001	10000.00	10000.00
1/31/2002	7429.00	7312.00
1/31/2003	5515.00	5238.00
1/31/2004	7142.00	7107.00
1/31/2005	7087.00	7157.00
1/31/2006	7895.00	7930.00
1/31/2007	8457.00	8719.00
1/31/2008	8462.00	8763.00
1/31/2009	5037.00	5570.00
1/31/2010	6659.00	7678.00
1/31/2011	8437.00	9609.00

Fundamental Growth Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	26.73%	26.61%	26.36%
5-year	1.34%	1.19%	1.09%
10-year	−1.69%	N/A	N/A
Since Inception	5.00%	−0.04%	5.13%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fundamental Growth — Class 1 shares posted a return of 26.73% for the 12-month period ended January 31, 2011, compared to a 25.14% gain for the Russell 1000 Growth Index.

The first half of 2010 was dominated by macro events. A European debt crisis, a horrendous oil spill in the Gulf of Mexico and a mysterious “flash crash” pressured market returns. The environment improved in the second half as investors embraced a stronger economic outlook for 2011. Corporate earnings waged a strong recovery and equity correlations dropped significantly providing a tail wind for fundamental research.

Sector allocations with the most significant impact on the Portfolio were consumer discretionary, information technology and consumer staples. Bottom up research revealed strong fundamentals in stocks that led to an overweight in the outperforming consumer discretionary sector. A slight overweight in information technology was also a position contributor to the Portfolio during the year. An underweight in consumer staples in favor of better returning sectors also contributed to returns.

The positive impact to the Portfolio from stock selection was driven by holdings primarily in consumer discretionary, information technology and healthcare. Within consumer discretionary, the notable outperformers included Ford Motor Co., priceline.com Inc. and Las Vegas Sands Corp. NetApp Inc. and Apple Inc. both led the contributors in the information technology sector. Contribution in the underperforming healthcare sector came from investing in outperforming stocks, Agilent Technologies Inc. and Express Scripts Inc.

There were some modest headwinds from both the materials and energy sectors. An underweight in materials and an investment in Air Products & Chemicals Inc. were the primary detractors. In energy, Anadarko Petroleum Inc’s negative returns weighed on the Portfolio.

SunAmerica Asset Management Corp.

Blue Chip Growth Portfolio — Class 1

	Blue Chip
	Growth Portfolio
	-- Class	Russell 1000
	1	Growth Index(1)
1/31/2001	10000.00	10000.00
1/31/2002	7536.00	7312.00
1/31/2003	5438.00	5238.00
1/31/2004	7071.00	7107.00
1/31/2005	7117.00	7157.00
1/31/2006	7679.00	7930.00
1/31/2007	8241.00	8719.00
1/31/2008	8406.00	8763.00
1/31/2009	5398.00	5570.00
1/31/2010	7262.00	7678.00
1/31/2011	8701.00	9609.00

Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	19.82%	19.51%	19.44%
5-year	2.53%	2.35%	2.25%
10-year	−1.38%	N/A	N/A
Since Inception	−2.47%	0.32%	5.54%

*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Blue Chip Growth Portfolio — Class 1 shares posted a return of 19.82% for the 12-month period ending January 31, 2011, compared to a 25.14% return for the Russell 1000 Growth Index.

For the second consecutive year, domestic equity indices appreciated across the board. The twelve-month period, however, was not one without volatility as the equity market began on a strong start, sold-off mid-year, and then finished the period on a strong note due to the Fed’s announcement that it would launch a second round of Quantitative Easing, the retention of the Bush-era tax rates for two years; and positive data on manufacturing and consumer spending trends.

The primary reasons for the Portfolio’s relative underperformance were sector allocation decisions and stock selection. The Portfolio’s large-cap bias also negatively impacted in a market environment that favored smaller companies.

With respect to sector weightings versus the Portfolio’s benchmark, factors that hindered results included overweight exposure to the financial and healthcare groups, as well as underweight allocations to the consumer discretionary, industrial, and energy groups. Stock selection among the consumer staples and financial companies also detracted from performance, as did a 3% average cash position. Conversely, security selection in the consumer discretionary, materials and industrials groups enhanced performance.

Top-contributing investments for the year included Apple Inc., Las Vegas Sands Corp., Union Pacific Corp., Oracle Corp., and Amazon.com Inc. Portfolio detractors included Gilead Sciences Inc., Dean Foods Co., Visa Inc., Bank of America Corp., and Cisco Systems Inc.

Davis Selected Advisers, L.P.

Real Estate Portfolio — Class 1

	Real Estate	Morgan Stanley
	Portfolio --	REIT Index
	Class 1	(1)
1/31/2001	10000.00	10000.00
1/31/2002	10712.00	11209.00
1/31/2003	11078.00	11324.00
1/31/2004	16286.00	16621.00
1/31/2005	19475.00	19135.00
1/31/2006	25583.00	25280.00
1/31/2007	34326.00	34690.00
1/31/2008	27123.00	26440.00
1/31/2009	13607.00	13536.00
1/31/2010	19212.00	20045.00
1/31/2011	24816.00	28109.00

Real Estate Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	29.17%	29.00%	28.79%
5-year	−0.61%	−0.76%	−0.86%
10-year	9.52%	N/A	N/A
Since Inception	7.86%	9.11%	9.81%

*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Real Estate Portfolio — Class 1 shares posted a return of 29.17% for the 12-month period ending January 31, 2011, compared to a 40.23% gain for the Morgan Stanley Real Estate Investment Trust (REIT) Index.

The Portfolio had more invested in office REITs than in any other sector. The Portfolio’s office REITs under-performed the Index but were still the largest contributor to absolute performance because of its large weighting. Alexandria Real Estate, Boston Properties, and Douglas Emmett were among the most important contributors, and Coresite Realty was the most important detractor from performance in the office REIT sector.

The second largest contributor to absolute performance was retail REITs. The Portfolio’s retail REITs’ results were largely in-line with the Index’s and turned in the second strongest performance of any of the Portfolio’s sectors. Regency Centers and Simon Property Group were among the most important contributors to performance in this sector.

The Portfolio’s diversified, industrial, and specialized REITs all under-performed the Index. The Portfolio’s real estate operating companies outperformed the Index.

Other individual holdings that contributed significantly to performance included Forest City Enterprises (real estate operating company), Vornado (diversified REITs), Ventas (specialized REITs), Essex Property, and American Campus (two residential REITs).

Individual holdings which detracted from performance included Cousins Properties (diversified REITs), Cogdell Spencer (specialized REITs) and DuPont Fabros (Industrial REITs). The Portfolio no longer holds Cousins Properties.

Franklin Advisory Services, LLC

Small Company Value Portfolio — Class 1

	Small Company
	Value Portfolio	Russell 2000
	-- Class	Value Index
	1	(1)
1/31/2001	10000.00	10000.00
1/31/2002	10629.00	11243.00
1/31/2003	9084.00	9552.00
1/31/2004	12834.00	14848.00
1/31/2005	15781.00	16866.00
1/31/2006	19354.00	19890.00
1/31/2007	21794.00	23024.00
1/31/2008	19453.00	19626.00
1/31/2009	11443.00	12469.00
1/31/2010	16646.00	17026.00
1/31/2011	22075.00	21850.00

Small Company Value Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 3*
1-year	32.62%	32.24%
5-year	2.67%	2.39%
10-year	8.24%	N/A
Since Inception	8.95%	3.78%

*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Small Company Value Portfolio — Class 1 shares posted a return of 32.62% for the 12-month period ending January 31, 2011, compared to a 28.33% gain for the Russell 2000 Value Index.

The Portfolio’s performance, compared with the benchmark Index, benefited from an underweighted position and stock selection in the financials sector. An overweighted position in the industrials sector also contributed significantly to results. Individual holdings that helped performance included basic chemicals company Westlake Chemical, automotive safety systems manufacturer Autoliv and insurer Protective Life.

Relative performance detractors included an underweighted position and stock selection in the information technology sector. Individual holdings that hurt performance included building products manufacturer Gibraltar Industries, oil tanker company Overseas Shipholding, and construction materials producer and contractor Granite Construction, a new holding.

Several positions during the period were initiated in what were considered attractively valued securities. In addition to Granite Construction, new holdings included specialty food manufacturer Lancaster Colony, electric utility company PNM Resources and reinsurance company Transatlantic Holdings. The Portfolio also added significantly to several existing positions including Bristow Group, Regis and Tidewater.

Several positions were liquidated, including Airgas, Gerdau Ameristeel and Gymboree. Positions in Westlake Chemical and Erie Indemnity, among others, were reduced.

J.P. Morgan Investment Management Inc.

Mid-Cap Growth Portfolio — Class 1

	Mid-Cap Growth
	Portfolio -	Russell Midcap
	Class 1	Growth Index(1)
1/31/2001	10000.00	10000.00
1/31/2002	6507.00	7308.00
1/31/2003	3780.00	5430.00
1/31/2004	5427.00	8084.00
1/31/2005	5693.00	8795.00
1/31/2006	6396.00	10737.00
1/31/2007	6474.00	11618.00
1/31/2008	6561.00	11498.00
1/31/2009	3933.00	6641.00
1/31/2010	5609.00	9767.00
1/31/2011	7480.00	13114.00

Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	33.37%	33.18%	32.90%
5-year	3.18%	3.03%	2.92%
10-year	−2.86%	N/A	N/A
Since Inception	3.29%	−0.97%	9.01%

*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Mid-Cap Growth Portfolio — Class 1 shares posted a return of 33.37% for the 12-month period ending January 31, 2011, compared to a gain of 34.26% for the Russell Midcap Growth Index.

The Portfolio slightly underperformed the Russell Midcap Growth Index after fees for the fiscal year ending January 31, 2011. Stock selection within financial services and technology detracted from performance, while positive relative performance was derived from stock selection in energy and consumer discretionary. Sector selection had a modest positive impact mainly driven by underweights in consumer staples and utilities and overweighting technology.

On a stock level, an underweight to Priceline.com was a drag on relative performance as the stock advanced 119% over the period. The online travel agency has benefited from a recovery in consumer travel and has executed well, posting revenue and earnings that have far exceeded market expectations. Another detractor was Thoratec, a manufacturer of mechanical support products for the heart. Shares traded lower following an announcement that a competitor’s experimental heart-pump showed favorable results in trials, raising concerns that Thoratec could lose market share.

The top contributor to performance was Valeant Pharmaceuticals, a specialty health care company. Valeant shares performed well due to its merger with Biovail, which the market viewed as very positive and immediately accretive. Lastly, a position in Cummins Engine was another positive contributor. Cummins has benefited from a surge in demand for trucks globally, especially from emerging markets, and also from a recovery in the North American market where the current trucking fleet is very old and needs replacing.

Wells Capital Management, Incorporated

Aggressive Growth Portfolio — Class 1

	Aggressive Growth
	Portfolio -	Russell Midcap
	Class 1	Growth Index(1)
1/31/2001	10000.00	10000.00
1/31/2002	6829.00	7308.00
12/31/2002	5171.00	5429.00
1/31/2004	6869.00	8084.00
1/31/2005	7831.00	8795.00
1/31/2006	9001.00	10737.00
1/31/2007	10082.00	11618.00
1/31/2008	9015.00	11498.00
1/31/2009	4380.00	6641.00
1/31/2010	6208.00	9767.00
1/31/2011	7935.00	13114.00

Aggressive Growth Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	27.83%	27.68%	27.44%
5-year	−2.49%	−2.63%	−2.75%
10-year	−2.29%	N/A	N/A
Since Inception	3.62%	−0.38%	4.78%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell Midcap Growth® Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Aggressive Growth Portfolio — Class 1 shares returned 27.83% for the fiscal year ending January 31, 2011, compared to a return of 34.26% for the Russell Midcap Growth Index. Sectors that contributed positively to relative performance include Industrials and Telecommunication Services. Consumer Discretionary, Information Technology, and Healthcare detracted from performance for the period.

Stocks in the Industrials sector provided the largest relative outperformance as stronger stock selection drove returns. The Portfolio had plenty of favorable earnings reports that were primarily driven by better than expected revenue growth. Wesco International, an electrical and industrial distributor, saw higher demand from utility customers. Gardner Denver, a manufacturer of pumps and compressors, saw higher demand for its pumps that service the energy industry. Timken Company, a friction management company, saw higher industrial demand for ball bearings.

Telecommunication stocks outperformed the benchmark significantly. NII Holdings, an operator of Nextel-branded wireless services in Latin America, was a leading contributor to the Portfolio’s performance. NII Holdings makes up almost 3.5% of the Portfolio and is a top ten holding. MetroPCS Communications, a local wireless company, was another positive stock for the Portfolio as subscriber growth exceeded expectations.

An overweight position in consumer discretionary helped relative returns, yet stocks underperformed the benchmark for the period. Polaris Industries, a manufacturer of off-road recreational vehicles, was a leading contributor to performance, as the stock advanced 78% for the year. On the other side of the spectrum, Scientific Games, a global supplier of products and services to lotteries, was a leading detractor for the year.

The information technology sector posted good absolute performance, but stocks lagged the index for the year. The largest detractor in the Portfolio was Teletech Holdings, a business outsourcing services provider. The Portfolio did have several strong contributors, and good stocks following solid earnings releases included Microsemi Corporation, an analog semiconductor company, and Gartner Incorporated, an information technology research and advisory company.

Morgan Stanley Investment Management Inc.

Growth Opportunities Portfolio — Class 1

	Growth Opportunities
	Portfolio --	Russell 2000
	Class 1	Growth Index(1)
1/31/2001	10000.00	10000.00
1/31/2002	6552.00	8099.00
1/31/2003	3920.00	5697.00
1/31/2004	5544.00	9156.00
1/31/2005	5589.00	9496.00
1/31/2006	6765.00	11356.00
1/31/2007	7112.00	11957.00
1/31/2008	7605.00	11413.00
1/31/2009	5051.00	7135.00
1/31/2010	6171.00	9920.00
1/31/2011	8142.00	13331.00

Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	31.94%	32.04%	31.67%
5-year	3.78%	3.66%	3.56%
10-year	−2.03%	N/A	N/A
Since Inception	−2.93%	1.33%	9.52%

*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Growth Opportunities Portfolio — Class 1 shares returned 31.94% for the 12-month period ending January 31, 2011, compared to a return of 34.38% for the Russell 2000 Growth Index.

The U.S. economy provided signs of improvement during the Portfolio’s fiscal year, potentially indicating that the economy has transitioned from a contraction phase into an expansionary phase. While stock market volatility increased significantly during the fiscal year, indexes measuring the performance of large-, mid- and small-cap stocks finished the period with positive, double-digit returns. In terms of investment style, growth stocks outperformed value stocks. The sectors with the highest returns in the Russell 2000 Growth Index included more economically sensitive sectors such as information technology, consumer discretionary and industrials, as well as the energy and materials sectors. Conversely, more defensive sectors such as utilities, health care and consumer staples had the lowest returns but were still in positive territory.

The Portfolio had double-digit absolute returns but underperformed versus the Russell 2000 Growth Index primarily due to stock selection in several sectors, including financials and industrials, but especially in information technology. An underweight position in the information technology sector also detracted from performance versus the Index, as did the Portfolio’s cash position. Additional underperformance resulted from not owning several stocks that had strong performance during the period.

Some of this underperformance was offset by outperformance in other sectors, including consumer discretionary, materials and telecommunication services. Outperformance in each of these sectors was primarily driven by stock selection. An overweight position in the materials sector also contributed to outperformance. The Portfolio outperformed versus the Russell 2000 Growth Index by the widest margin in the consumer discretionary sector, driven by stock selection.

Marsico Capital Management, LLC

Marsico Focused Growth Portfolio — Class 1

	Marsico Focused
	Growth Portfolio
	- Class	Russell 1000
	1	Growth Index(1)
1/31/2001	10000.00	10000.00
1/31/2002	8365.00	7312.00
1/31/2003	7148.00	5238.00
1/31/2004	9470.00	7107.00
1/31/2005	10137.00	7157.00
1/31/2006	12059.00	7930.00
1/31/2007	13271.00	8719.00
1/31/2008	13087.00	8763.00
1/31/2009	7785.00	5570.00
1/31/2010	10672.00	7678.00
1/31/2011	13227.00	9609.00

Marsico Focused Growth Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	24.10%	23.91%	23.67%
5-year	1.86%	1.73%	1.60%
10-year	2.84%	N/A	N/A
Since Inception	3.35%	4.66%	6.67%

*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Marsico Focused Growth Portfolio — Class 1 shares posted a return of 24.10% for the twelve month reporting period ending January 31, 2011, underperforming its primary benchmark index, the Russell 1000 Growth Index, which rose 25.14%.

Sector allocation had a negative effect on the Portfolio’s performance in the reporting period. As the benchmark index returned over 25%, the Portfolio incurred an opportunity cost to performance results by maintaining over 5% of average net assets in cash & cash equivalents throughout the reporting period. An underweighted posture to Energy, one of the strongest-performing sectors in the benchmark index, also hindered returns.

In contrast, security selection had a positive impact on the Portfolio’s performance results in the reporting period. In particular, stock selection in the Information Technology, Consumer Discretionary, and Industrials sectors helped returns. Muting the positive effect, however, was stock selection in the Health Care, Financials, and Energy sectors. On an individual stock level, positions in Baidu Inc. ADR, Apple Inc., Union Pacific Corp., and priceline.com Inc. emerged as the largest contributors, while Intuitive Surgical Inc., Home Depot Inc., and Cisco Systems Inc. were the Portfolio’s largest detractors prior to being sold.

Columbia Management Investment Advisers, LLC

Technology Portfolio — Class 1

	Technology Portfolio		Merrill Lynch	MSCI World/Info
	- Class	Nasdaq Composite	100 Technology	Tech Index
	1	Index (2)	Index(1)	(3)
1/31/2001	10000.00	10000.00	10000.00	10000.00
1/31/2002	4777.00	6999.00	5795.00	6155.00
1/31/2003	2500.00	4800.00	3364.00	3749.00
1/31/2004	3953.00	7546.00	6072.00	5906.00
1/31/2005	3436.00	7571.00	5692.00	5429.00
1/31/2006	3911.00	8535.00	6939.00	6199.00
1/31/2007	3757.00	9184.00	7285.00	6552.00
1/31/2008	3813.00	8975.00	7011.00	6540.00
1/31/2009	2165.00	5597.00	4050.00	3972.00
1/31/2010	3045.00	8224.00	6497.00	5834.00
1/31/2011	4120.00	10450.00	8733.00	7068.00

Technology Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	35.32%	35.35%	35.05%
5-year	1.05%	0.92%	0.78%
10-year	−8.49%	N/A	N/A
Since Inception	−10.90%	−3.37%	7.88%

*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Merrill Lynch 100 Technology Index is an equally weighted index of 100 leading technology stocks.

[2]	The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.

[3]	Effective May 1, 2010, the Portfolio changed its secondary benchmark from the Merrill Lynch 100 Technology Index to MSCI World Information Technology Index. The MSCI World Information Technology Index is a capitalization weighted index that monitors the performance of information technology stocks from around the world. The Portfolio changed its Index because the new benchmark is more consistent with the subadviser’s investment style.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Technology Portfolio — Class 1 shares posted a return of 35.32% for the 12-month period ending January 31, 2011, compared to 34.42% for the Merrill Lynch 100 Technology Index, 22.56% for the MSCI World Information & Technology Index, and 26.93% for the Nasdaq Composite Index.

The long-term asset management business of BofA Advisors, LLC (formerly Columbia Management Advisors, LLC) was sold to Ameriprise Financial, Inc. The transaction closed on May 1, 2010. Columbia Management Investment Advisers, a subsidiary of Ameriprise Financial, took over the Portfolio upon the closing.

The Portfolio outperformed its benchmark, the Merrill Lynch 100 Technology Index, during the period of January 31, 2010 — April 30, 2010. From a sector standpoint, the Portfolio benefited from a relative overweight to the computer & peripherals industry and a relative underweight in the communication equipment industry. The Portfolio benefited during the period from security selection, specifically within the semiconductor & semiconductor equipment, computer & peripherals, communications equipment and the software industries. A position in Veeco, a maker of equipment used to manufacture light-emitting diodes (LED) delivered solid returns for the period. In the computers & peripherals industry, a position in Apple Computer was also a strong performer during the period.

Detracting from relative performance was an out-of-benchmark position in the telecommunication services sector. The Portfolio’s positioning in the diversified telecommunication services and the wireless telecommunications industries detracted from relative performance during the period.

The Portfolio outperformed its benchmark, the MSCI World Information & Technology Index, during the period of April 30, 2010 — January 31, 2011. From a sector standpoint, the Portfolio benefited from a relative overweight to the software industry and a relative underweight in

Columbia Management Advisers, LLC

Technology Portfolio — Class 1 — (continued)

the communication equipment industry. A relative underweight in the computer & peripherals industry detracted from relative performance. The Portfolio benefited during the period from security selection, specifically within the software, communications equipment and the internet software & services industries. A position in security software provider Check Point Software delivered solid returns for the period. In the communications equipment industry, a relative underweight in networking giant Cisco helped performance.

Detracting from relative performance was an out-of-benchmark position in Amdocs, a provider of CRM billing and order management systems to the telecommunication industry. Also detracting from quarterly performance was the Portfolio’s modest positioning in telecommunications services, particularly some of the international telecommunication service providers.

AllianceBernstein L.P.

Small & Mid Cap Value Portfolio — Class 2

	Small &
	Mid Cap
	Value -	Russell 2500
	Class 2	Value Index(1)
8/1/2002	10000.00	10000.00
1/31/2003	9866.00	9546.00
1/31/2004	14023.00	14728.00
1/31/2005	15858.00	16786.00
1/31/2006	18274.00	19916.00
1/31/2007	20149.00	22957.00
1/31/2008	19421.00	20082.00
1/31/2009	11546.00	12510.00
1/31/2010	18007.00	17600.00
1/31/2011	23564.00	22915.00

Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/11
	Class 2*	Class 3*
1-year	30.86%	30.80%
5-year	5.22%	5.10%
10-year	N/A	N/A
Since Inception	10.61%	11.80%

*	Inception date for Class 2: 8/1/02; Class 3: 9/30/02.

[1]	The Russell 2500 Value Index measures the performance of small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month period ending January 31, 2011, the Small & Mid Cap Value Portfolio — Class 2 shares posted a return of 30.86% compared to a 30.20% return for the Russell 2500 Value Index.

Within the Russell 2500 Value Index, every sector generated a positive return for the fiscal year ending January 31, 2011. The energy, capital equipment and industrial resources sectors were up the most, while construction and housing, consumer staples and financials were the weakest. Value indices lagged the style-neutral and growth indices for the year, due in part to the value indices’ higher weight in the lagging financials and utilities sectors and smaller weight in technology. Also pulling down the value indices’ relative performance was underperformance by more controversial low price-to-book and price-to-earnings stocks versus stocks with higher valuations. Over the past 40 years, low price-to-book and price-to-earnings stocks have outperformed.

Within the Portfolio, overall stock selection was positive, with stock selection in the energy, capital equipment and services sectors leading. Underweighting the lagging utilities and financials sectors and overweighting the consumer cyclicals sector also contributed to performance. The top individual contributors by stock for the period were TRW Automotive, Mariner Energy, Wesco International, Rockwood Holding and Royal Caribbean Cruises. Stock selection in the financial and technology sectors detracted the most from performance. The individual stocks which detracted the most from performance were Dean Foods, SuperValu, AU Optronics, The Jones Group and Office Depot.

Putnam Investment Management, LLC

International Growth and Income Portfolio — Class 1

	International Growth
	and Income	S&P/Developed ex-US
	Portfolio -	Large MidCap
	Class 1	Value Index(1)
1/31/2001	10000.00	10000.00
1/31/2002	7633.00	7852.00
1/31/2003	6056.00	6909.00
1/31/2004	8763.00	10417.00
1/31/2005	10198.00	12390.00
1/31/2006	12569.00	15539.00
1/31/2007	15280.00	18808.00
1/31/2008	14546.00	19256.00
1/31/2009	7714.00	10813.00
1/31/2010	10545.00	15420.00
1/31/2011	12261.00	18238.00

International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	16.27%	16.05%	15.89%
5-year	−0.49%	−0.64%	−0.75%
10-year	2.06%	N/A	N/A
Since Inception	4.29%	3.94%	8.39%

*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

[1]	The S&P Developed ex-US Large Mid Cap Value Index is an unmanaged index of mostly large and some small-cap stocks from developed countries, excluding the United States, chosen for their value orientation.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The International Growth and Income Portfolio — Class 1 shares posted a gain of 16.27% for the 12-month period ending January 31, 2011, compared to a return of 18.28% for the S&P Developed ex-U.S. Large MidCap Value Index.

The S&P Developed ex-U.S. Large MidCap Value Index rebounded from its May low as international stock markets benefited from pro-growth government policies and strong consumer demand in emerging markets.

Stock selection detracted from relative returns during the year, particularly within the energy, and consumer staples sectors. An out-of-benchmark position in Petrobras and an overweight in Total weighed on results in energy. In the consumer staples sector, above-benchmark positions in Toyo Suisan Kaisha and Japan Tobacco proved unfavorable. Other detractors included an overweight in Bank of Ireland, an out-of-benchmark position in Irish Life & Permanent Group, and not holding Samsung Electronics.

While overall stock selection for the period was negative, selection in the financials and basic materials sectors proved beneficial. Notable contributions within financials came from overweight positions in Brookfield Properties, Toronto-Dominion Bank, National Bank of Canada, Prudential, out-of-benchmark positions in Japan Retail Fund Investment, Soho China and not holding Nomura and Manulife Financial. Within basic materials, strong performance was the result of an overweight position in Teck Resources and out-of-benchmark positions in Lanxess and Rio Tinto. Positions in Kabel Deutschland, Fiat, and Valeo were also top contributors.

Sector and country allocations were relatively neutral for the period. Within sectors, strength from an overweight to capital goods was offset by a negative underweight to energy. Within countries, a beneficial overweight to China was offset by an underweight to South Korea. The currency forward positions also had a positive impact on performance.

J.P. Morgan Investment Management, Inc.

Global Equities Portfolio — Class 1

	Global Equities
	Portfolio --	MSCI World
	Class 1	Index(1)
1/31/2001	10000.00	10000.00
1/31/2002	7235.00	7912.00
1/31/2003	5423.00	6338.00
1/31/2004	7287.00	8842.00
1/31/2005	7755.00	9758.00
1/31/2006	9827.00	11418.00
1/31/2007	11635.00	13278.00
1/31/2008	11614.00	13216.00
1/31/2009	6593.00	7740.00
1/31/2010	8961.00	10572.00
1/31/2011	10941.00	12603.00

Global Equities Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	22.11%	21.84%	21.72%
5-year	2.17%	2.01%	1.92%
10-year	0.90%	N/A	N/A
Since Inception	5.97%	3.32%	8.65%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) World IndexSM measures the performance of companies representative of the market structures of 22 developed market countries in North America, Europe and Asia/Pacific regions.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Global Equities Portfolio — Class 1 shares posted a return of 22.11% for the 12-month period ending January 31, 2011, compared to a gain of 19.22% for the MSCI World Index benchmark.

Geographically, all major regions posted double-digit returns, with the Pacific Rim leading the pack, generating 23.99%. Though Continental Europe was ahead 13.90%, it lagged other major regions. The United States, the largest component of the benchmark, rose 21.80%.

Reflecting the improvement in global economic condition, cyclical sectors such as Materials, Industrials and Consumer Discretionary were the best performing sectors, while defensive areas like Healthcare and Utilities lagged.

The Portfolio significantly out-performed its benchmark during this period. From a regional perspective, most major regions contributed positively to excess returns, while the Pacific Rim was in-line with the benchmark. Looking at sectors, stock selection in consumer discretionary and information technology aided relative returns, while telecom services were the only sector to detract.

The Portfolio aims to identify and capitalize on growth and value anomalies and trends. Style-wise, the Portfolio’s exposure to growth and value factors had a negative impact over the 12-month period, while the momentum styles targeted by the strategy had a positive impact.

Morgan Stanley Investment Management Inc.

International Diversified Equities Portfolio — Class 1

	International Diversified
	Equities Portfolio-Class	MSCI EAFE
	1	Index(1)
1/31/2001	10000.00	10000.00
1/31/2002	7283.00	7442.00
1/31/2003	5228.00	6331.00
1/31/2004	7293.00	9286.00
1/31/2005	8248.00	10808.00
1/31/2006	10234.00	13268.00
1/31/2007	11989.00	15900.00
1/31/2008	12463.00	15935.00
1/31/2009	7337.00	8966.00
1/31/2010	10124.00	12523.00
1/31/2011	11770.00	14448.00

International Diversified Equities Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	16.14%	16.06%	15.98%
5-year	2.84%	2.67%	2.57%
10-year	1.64%	N/A	N/A
Since Inception	3.47%	3.49%	9.15%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE)SM Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month period ending January 31, 2011, the International Diversified Equities Portfolio — Class 1 shares posted a return of 16.14% compared to a 15.38% return for the MSCI EAFE Index.

International equity markets were choppy but made upward progress over the fiscal year ending January 31, 2011. For the one-year period, MSCI regional index returns were: Japan +13.4%, Europe +14.8%, Asia ex Japan +26.0%. The Portfolio was fully invested for most of this period, focusing on cyclicals and underweighting more defensive sectors.

Although the markets churned during much of this period, the investment team kept the Portfolio tilted towards cyclicals such as materials and technology. The Portfolio was underweight more defensive sectors such as consumer staples and utilities and remained below the benchmark weight in financials. The overweight to energy detracted from performance early in the period but over the entire 12 months outperformed and was additive to returns.

In Europe, the Portfolio was overweight Germany and underweight the peripheral markets of Greece, Ireland, Italy and Portugal, which was beneficial to performance. The allocation to Japan, overweight during roughly the first half of this period and underweight for the remainder of the year, detracted from performance. The underweight to the U.K. was also a negative influence. The overall allocation to emerging markets was positive, particularly the positions in Indonesia, Russia and Poland. However, positions in China and Egypt dampened performance.

Stock index futures are used in the portfolio to manage region and country exposure and their use positively contributed to performance for the one-year period ending January 31, 2011. The currency forward contracts positively contributed to portfolio performance for the one-year period ending January 31, 2011.

This Portfolio has a top-down investment strategy and security selection is not a significant driver of portfolio performance.

Putnam Investment Management, LLC

Emerging Markets Portfolio — Class 1

	Emerging Markets
	Portfolio	MSCI Emerging
	Class 1	Markets Index(1)
31-Jan-01	10000.00	10000.00
31-Jan-02	8851.00	8872.00
31-Jan-03	7910.00	8031.00
31-Jan-04	12735.00	13054.00
31-Jan-05	15272.00	15928.00
31-Jan-06	23507.00	23761.00
31-Jan-07	27720.00	28029.00
31-Jan-08	34059.00	34660.00
31-Jan-09	15635.00	17346.00
31-Jan-10	27657.00	31337.00
31-Jan-11	34715.00	38486.00

Emerging Markets Portfolio
Average Annual Total Returns as of 1/31/11
	Class 1*	Class 2*	Class 3*
1-year	25.52%	25.29%	25.19%
5-year	8.11%	7.93%	7.85%
10-year	13.25%	N/A	N/A
Since Inception	7.89%	15.70%	19.97%

*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) Emerging Markets IndexSM measures the performance of companies representative of the market structure of 26 emerging economies. The MSCI Emerging Markets Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Emerging Markets Equity Portfolio — Class 1 shares returned 25.52% for the 12-month period ending January 31, 2011, compared to a return of 22.81% for the MSCI Emerging Markets Index.

The Index rebounded 32.60% from a May low as returns of emerging markets were robust in general, given their strong economic growth. During the 12-month period ending January 31, 2011, relative strength in the Index was seen in the capital goods (32.10%), consumer cyclicals (27.56%) and transportation (20.93%) sectors. Conglomerates (-11.08%), and utilities (-1.42%) were the worst performing sectors within the benchmark.

Sector allocation was positive overall during the period, and overweights to capital goods and technology contributed most to performance. Stock selection within the portfolio was also positive and was the strongest in the consumer cyclicals sector. This strength, however, was partly offset by weak selection results within the energy sector.

Within consumer cyclicals, overweights to Dongfeng Motor, KIA Motors, Synergy, Imperial Holdings, Apollo Tyres, and an out-of-benchmark position in Tofas Turk Otomobil Fabrikasi drove relative outperformance. Additionally, overweights to China National Materials, International Mining Machinery and Lonking Holdings were also top contributors.

A position in out-of-benchmark Petrobras and an overweight in poor performing China Shenhua Energy were the largest detractors within energy. Additional top detractors were not holding HTC, overweights to Sterlite Industries India and Rossi Residencial, and out-of-benchmark positions in Bank Pembangunan Daerah Jawa Barat Dan and Lanco Infratech.

Country allocation had a positive effect on performance, particularly an overweight to Russia and underweight to India. An underweight to Thailand, the second best performing country in the Index for the period, also detracted from performance.

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2

	Foreign Value
	Portfolio -	MSCI EAFE
	Class 2	Index (1)
8/1/2002	10000.00	10000.00
1/31/2003	9133.00	9351.00
1/31/2004	13093.00	13715.00
1/31/2005	15038.00	15964.00
1/31/2006	17670.00	19597.00
1/31/2007	21656.00	23485.00
1/31/2008	22463.00	23537.00
1/31/2009	12857.00	13242.00
1/31/2010	17853.00	18497.00
1/31/2011	20110.00	21340.00

Foreign Value Portfolio
Average Annual Total Returns as of 1/31/11
	Class 2*	Class 3*
1-year	12.73%	12.61%
5-year	2.62%	2.53%
10-year	N/A	N/A
Since Inception	8.56%	9.74%

*	Inception date for Class 2: 8/1/02; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE)® Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month period ending January 31, 2011, the Foreign Value Portfolio — Class 2 shares posted a return of 12.73% compared to a 15.38% return for the MSCI EAFE Index.

The year under review was characterized by an uneven global economic recovery. Emerging markets led growth, while developed economies grew at a more subdued pace. Global equity markets responded favorably to signs of economic recovery with solid gains.

The Fund’s telecommunication services, financials and industrials sector holdings were among major contributors to performance relative to the benchmark MSCI EAFE Index. Overweighting in telecommunication services and positions in Telenor (Norway) and China Telecom, the Fund’s only holding in China helped results. Underweighting in financials and investments in holding company Swire Pacific (Hong Kong) and insurance conglomerate ING Groep (Netherlands) also benefited relative performance. Stock selection and overweighting in industrials were beneficial; strong performers included airline Deutsche Lufthansa (Germany) and engineering company Siemens (Germany). Other key contributors included vehicle and engine manufacturer BMW (Germany), energy company Royal Dutch Shell (U.K.) and automobile manufacturer Hyundai Motor (South Korea).

In contrast, the Fund’s health care, materials and energy sector holdings detracted from relative performance. Stock selection and overweighting in health care hurt results, notably German pharmaceuticals companies Celesio and Merck. Underweighting and stock selection in materials were detrimental, particularly paint manufacturer Akzo Nobel (Netherlands) and building materials maker CRH (Ireland). Stock selection in the energy sector, especially energy producers Petrobras Petroleo Brasileiro (Brazil) and BP (U.K.), hindered performance. Other detractors included Portuguese bank Banco Espirito Santo, U.K. food manufacturer Premier Foods and Japanese optical equipment developer Konica Minolta Holdings.

Geographically, Asia was a top contributor, largely due to underweighting and stock selection. The Portfolio’s exposure to South Korea, China and Japan generally helped relative results. In

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2 — (continued)

contrast, Europe was a major detractor, mainly due to stock selection in France, the U.K. and Portugal.

During the period, the U.S. dollar depreciated against most foreign currencies, which also helped the Fund’s absolute performance because investments in securities with non-U.S. currency exposure gained value as the dollar fell.

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. R1411AR.7 (R 3/11) 1 SunAmerica Center Los Angeles, CA 90067-6022 CHANGE SERVICE REQUESTED STANDARD PRESORTED U.S. POSTAGE PAID PERMIT # 1482 SAN DIEGO, CA

Item 2.	Code of Ethics.
SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2011, there were no reportable amendments, waivers, or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that Allan Sher and Garrett Bouton each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher and Mr. Bouton are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.
(a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2011	2010
(a) Audit Fees	$893,533	$879,979
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$161,708	$161,708
(d) All Other Fees	$0	$0
Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2011	2010
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0
(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2011 and 2010 were $191,693 and $264,633, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments.
Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.
(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: April 7, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: April 7, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: April 7, 2011